UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Capital Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: April 30, 2013
Item 1: Report(s) to Shareholders.

Semiannual report dated April 30, 2013, enclosed.

Schwab Equity Index Funds

Schwab® S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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This wrapper is not part of the shareholder report.

Schwab Equity Index Funds

Semiannual Report
April 30, 2013

Schwab® S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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Five cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Six Months Ended April 30, 2013

Schwab® S&P 500 Index Fund (Ticker Symbol: SWPPX)	14.39%

S&P 500® Index	14.42%
Fund Category: Morningstar Large-Cap Blend	14.54%

Performance Details	page 6

Schwab 1000 Index® Fund (Ticker Symbol: SNXFX)	14.78%

Schwab 1000 Index®	14.94%
Fund Category: Morningstar Large-Cap Blend	14.54%

Performance Details	page 7

Schwab Small-Cap Index Fund® (Ticker Symbol: SWSSX)	16.55%

Russell 2000® Index	16.58%
Fund Category: Morningstar Small-Cap Blend	16.46%

Performance Details	page 8

Schwab Total Stock Market Index Fund® (Ticker Symbol: SWTSX)	15.07%

Dow Jones U.S. Total Stock Market IndexSM	15.16%
Fund Category: Morningstar Large-Cap Blend	14.54%

Performance Details	page 9

Schwab International Index Fund®[1] (Ticker Symbol: SWISX)	16.69%

MSCI EAFE Index® (Net)*	16.90%
Fund Category: Morningstar Foreign Large-Cap Blend	14.02%

Performance Details	pages 10-11

Minimum Initial Investment[2]	$100

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

*	Effective February 28, 2013, the fund changed its comparative index, for purposes of performance calculation, from MSCI EAFE Index (Gross) to MSCI EAFE Index (Net). The net version of the index more accurately reflects how dividends paid to the fund on its foreign securities are treated for tax purposes and provides a better basis for comparing the fund’s performance. The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.
[2]	Please see the funds’ prospectus for further detail and eligibility requirements.

2 Schwab Equity Index Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Schwab Equity Index Funds. The funds employ an indexing strategy to track the performance of a particular stock market benchmark, seeking returns by modeling portfolios according to each fund’s respective index.

For the six months ended April 30, 2013, the returns of the funds reflected a strong rally by stocks in U.S. and developed international markets. The backdrop for these performances included efforts undertaken by the Federal Reserve and many central banks around the world to stimulate faster economic growth by keeping interest rates low. This was particularly the case in Japan, where aggressive central bank policies helped fuel a rally by stocks, while the yen depreciated sharply versus the U.S. dollar. In general, stocks benefited from these policies and from some signs of improvement in the U.S. housing market. Reduced concerns about the euro zone’s sovereign debt crisis and the U.S. fiscal cliff also played a supportive role.

Many major stock market indices in the U.S. finished at or near record highs. Across equity markets, mid-cap stocks generally provided larger returns than small- and large-cap stocks. Value stocks narrowly trailed growth stocks over the last half of the report period, but generated higher overall returns for the entire six months. Reflecting this environment, the S&P 500 Index returned 14.4% and the MSCI EAFE Index (net) returned 16.9%.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

14.42%	S&P 500® Index: measures U.S. large-cap stocks

16.58%	Russell 2000® Index: measures U.S. small-cap stocks

17.18%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.90%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.04%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds 3

From the President continued

For the six months ended April 30, 2013, the returns of the funds reflected a strong rally by stocks in U.S. and developed international markets.

For more information about the Schwab Equity Index Funds, please continue reading this report. In addition, you can find answers to frequently asked questions and more details about the funds by visiting www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

4 Schwab Equity Index Funds

Fund Management

Agnes Hong, CFA, Managing Director and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Ron Toll, Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab Total Stock Market Index Fund. Mr. Toll has been a portfolio manager with CSIM since 2007, and has held a number of positions at the firm since beginning his tenure in 1998. His previous roles included serving as a manager in Portfolio Operations, and as a manager in Portfolio Operations and Analytics.

Schwab Equity Index Funds 5

Schwab® S&P 500 Index Fund

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab® S&P 500 Index Fund (5/19/97)	14.39%	16.79%	5.25%	7.83%
S&P 500® Index	14.42%	16.89%	5.21%	7.88%
Fund Category: Morningstar Large-Cap Blend	14.54%	15.95%	4.18%	7.49%

Fund Expense Ratios3: Net 0.09%; Gross 0.10%

 Statistics

Number of Holdings	502
Weighted Average Market Cap ($ x 1,000,000)	$105,731
Price/Earnings Ratio (P/E)	15.6
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate[4]	0%

 Sector Weightings % of Investments

Information Technology	17.3%
Financials	15.6%
Health Care	12.4%
Consumer Discretionary	11.4%
Consumer Staples	10.8%
Energy	10.3%
Industrials	9.6%
Utilities	3.5%
Materials	3.3%
Telecommunication Services	3.0%
Other	2.8%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Apple, Inc.	2.8%
Exxon Mobil Corp.	2.7%
Microsoft Corp.	1.7%
Johnson & Johnson	1.6%
Chevron Corp.	1.6%
General Electric Co.	1.6%
Google, Inc., Class A	1.5%
International Business Machines Corp.	1.4%
Pfizer, Inc.	1.4%
The Procter & Gamble Co.	1.4%
Total	17.7%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Standard & Poor’s® S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Schwab S&P 500 Index Fund. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance history of the fund prior to September 9, 2009 is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized. Less than 1%.
[5]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Equity Index Funds

Schwab 1000 Index® Fund

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)	14.78%	16.55%	5.27%	8.01%
Schwab 1000 Index®	14.94%	16.85%	5.47%	8.33%
S&P 500® Index	14.42%	16.89%	5.21%	7.88%
Fund Category: Morningstar Large-Cap Blend	14.54%	15.95%	4.18%	7.49%

Fund Expense Ratios3: Net 0.29%; Gross 0.34%

 Statistics

Number of Holdings	996
Weighted Average Market Cap ($ x 1,000,000)	$93,223
Price/Earnings Ratio (P/E)	16.5
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate[4]	3%

 Sector Weightings % of Investments

Information Technology	17.2%
Financials	16.7%
Consumer Discretionary	12.4%
Health Care	12.3%
Industrials	10.6%
Energy	10.2%
Consumer Staples	10.1%
Utilities	3.7%
Materials	3.7%
Telecommunication Services	2.8%
Other	0.3%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Apple, Inc.	2.5%
Exxon Mobil Corp.	2.4%
Microsoft Corp.	1.5%
Chevron Corp.	1.5%
Johnson & Johnson	1.5%
General Electric Co.	1.4%
Google, Inc., Class A	1.3%
International Business Machines Corp.	1.3%
Pfizer, Inc.	1.3%
The Procter & Gamble Co.	1.3%
Total	16.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Investor Shares.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 7

Schwab Small-Cap Index Fund®

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)	16.55%	17.77%	8.21%	11.05%
Russell 2000® Index	16.58%	17.69%	7.27%	10.47%
Small-Cap Spliced Index[3]	16.58%	17.69%	8.31%	11.16%
Fund Category: Morningstar Small-Cap Blend	16.46%	16.46%	6.68%	10.19%

Fund Expense Ratios4: Net 0.17%; Gross 0.21%

 Statistics

Number of Holdings	1,957
Weighted Average Market Cap ($ x 1,000,000)	$1,572
Price/Earnings Ratio (P/E)	21.2
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate[5]	2%

 Sector Weightings % of Investments

Financials	23.2%
Information Technology	15.7%
Industrials	14.4%
Consumer Discretionary	13.8%
Health Care	12.1%
Energy	5.8%
Materials	4.9%
Consumer Staples	3.6%
Utilities	3.4%
Telecommunication Services	0.7%
Other	2.4%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Pharmacyclics, Inc.	0.3%
Starwood Property Trust, Inc.	0.3%
Alaska Air Group, Inc.	0.3%
Two Harbors Investment Corp.	0.3%
Gulfport Energy Corp.	0.3%
Ocwen Financial Corp.	0.3%
Alkermes plc	0.3%
Genesee & Wyoming, Inc., Class A	0.3%
Omega Healthcare Investors, Inc.	0.3%
Axiall Corp.	0.3%
Total	3.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (“Russell”) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	The Small-Cap Spliced Index is an internally calculated index, comprised of the Schwab Small-Cap Index (the fund’s former comparative index) from inception of the fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Equity Index Funds

Schwab Total Stock Market Index Fund®

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)	15.07%	17.11%	5.93%	8.73%
Dow Jones U.S. Total Stock Market IndexSM	15.16%	17.15%	5.81%	8.75%
Fund Category: Morningstar Large-Cap Blend	14.54%	15.95%	4.18%	7.49%

Fund Expense Ratios3: Net 0.09%; Gross 0.10%

 Statistics

Number of Holdings	2,453
Weighted Average Market Cap ($ x 1,000,000)	$86,656
Price/Earnings Ratio (P/E)	17.0
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate[4]	1%

 Sector Weightings % of Investments

Financials	17.2%
Information Technology	16.9%
Consumer Discretionary	12.4%
Health Care	12.1%
Industrials	10.6%
Energy	9.6%
Consumer Staples	9.4%
Materials	3.7%
Utilities	3.6%
Telecommunication Services	2.7%
Other	1.8%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Apple, Inc.	2.3%
Exxon Mobil Corp.	2.2%
Microsoft Corp.	1.4%
Johnson & Johnson	1.3%
Chevron Corp.	1.3%
General Electric Co.	1.3%
Google, Inc., Class A	1.2%
International Business Machines Corp.	1.2%
The Procter & Gamble Co.	1.2%
Pfizer, Inc.	1.2%
Total	14.6%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

“Dow Jones” and “The Dow Jones U.S. Total Stock Market IndexSM” are service marks of Dow Jones & Company, Inc. and have been licensed for certain purposes by CSIM. The Schwab Total Stock Market Index Fund, based on The Dow Jones U.S. Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such a product.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Select Shares.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 9

Schwab International Index Fund®

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)	16.69%	19.54%	-0.96%	9.00%
MSCI EAFE Index® (Net)[3]	16.90%	19.39%	-0.93%	9.23%
MSCI EAFE Index® (Gross)[3]	17.18%	19.96%	-0.44%	9.72%
International Spliced Index[4]	16.98%	19.76%	-0.87%	9.24%
Fund Category: Morningstar Foreign Large-Cap Blend	14.02%	15.45%	-1.30%	8.69%

Fund Expense Ratios5: Net 0.19%; Gross 0.23%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Index ownership — “MSCI EAFE” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	Effective February 28, 2013, the fund changed its comparative index, for purposes of performance calculation, from MSCI EAFE Index (Gross) to MSCI EAFE Index (Net). The net version of the index more accurately reflects how dividends paid to the fund on its foreign securities are treated for tax purposes and provides a better basis for comparing the fund’s performance. The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	The International Spliced Index is an internally calculated index, comprised of the Schwab International Index (the fund’s former comparative index) from inception of the fund until the close of business on December 20, 2011, the MSCI EAFE Index (Gross) from December 21, 2011 until the close of business on February 28, 2013, and the MSCI EAFE Index (Net) from March 1, 2013 forward.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

10 Schwab Equity Index Funds

 Schwab International Index Fund®

Performance and Fund Facts as of 04/30/13 continued

 Statistics

Number of Holdings	920
Weighted Average Market Cap ($ x 1,000,000)	$58,292
Price/Earnings Ratio (P/E)	19.6
Price/Book Ratio (P/B)	1.0
Portfolio Turnover Rate[1]	5%

 Sector Weightings % of Investments

Financials	24.9%
Industrials	11.9%
Consumer Staples	11.7%
Consumer Discretionary	10.6%
Health Care	10.0%
Materials	8.2%
Energy	6.8%
Telecommunication Services	4.9%
Information Technology	4.2%
Utilities	3.7%
Other	3.1%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Nestle S.A. – Reg’d	1.9%
HSBC Holdings plc	1.6%
Roche Holding AG	1.4%
Novartis AG – Reg’d	1.4%
Toyota Motor Corp.	1.3%
Vodafone Group plc	1.2%
BP plc	1.1%
Sanofi	1.0%
Royal Dutch Shell plc, A Shares	1.0%
GlaxoSmithKline plc	1.0%
Total	12.9%

 Country Weightings % of Investments

Japan	21.4%
United Kingdom	20.8%
France	9.0%
Australia	8.9%
Switzerland	8.7%
Germany	8.0%
Sweden	3.1%
Hong Kong	3.0%
Spain	2.8%
Netherlands	2.3%
Other Countries	12.0%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2012 and held through April 30, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/12	at 4/30/13	11/1/12–4/30/13

Schwab® S&P 500 Index Fund
Actual Return	0.09%	$1,000	$1,143.90	$0.48
Hypothetical 5% Return	0.09%	$1,000	$1,024.35	$0.45

Schwab 1000 Index® Fund
Actual Return	0.29%	$1,000	$1,147.80	$1.54
Hypothetical 5% Return	0.29%	$1,000	$1,023.36	$1.45

Schwab Small-Cap Index Fund®
Actual Return	0.17%	$1,000	$1,165.50	$0.91
Hypothetical 5% Return	0.17%	$1,000	$1,023.95	$0.85

Schwab Total Stock Market Index Fund®
Actual Return	0.09%	$1,000	$1,150.70	$0.48
Hypothetical 5% Return	0.09%	$1,000	$1,024.35	$0.45

Schwab International Index Fund®
Actual Return	0.19%	$1,000	$1,166.90	$1.02
Hypothetical 5% Return	0.19%	$1,000	$1,023.85	$0.95

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

12 Schwab Equity Index Funds

Schwab® S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–		11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09[1]		10/31/08

Per-Share Data ($)

Net asset value at beginning of period	22.35		19.82	18.70	16.28	15.28		24.28

Income (loss) from investment operations:
Net investment income (loss)	0.26		0.44	0.39	0.35	0.20		0.44
Net realized and unrealized gains (losses)	2.89		2.49	1.09	2.31	1.22		(9.02)

Total from investment operations	3.15		2.93	1.48	2.66	1.42		(8.58)
Less distributions:
Distributions from net investment income	(0.49)		(0.40)	(0.36)	(0.24)	(0.42)		(0.42)

Net asset value at end of period	25.01		22.35	19.82	18.70	16.28		15.28

Total return (%)	14.39	[2]	15.09	7.97	16.50	9.81		(35.92)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.09	0.09	0.09	0.13	[4]	0.19
Gross operating expenses	0.09	[3]	0.10	0.10	0.10	0.16		0.21
Net investment income (loss)	2.26	[3]	2.09	1.96	1.97	2.09		2.06
Portfolio turnover rate	0	[2,5]	2	3	2	3	[6]	3
Net assets, end of period ($ x 1,000,000)	14,968		12,687	10,909	10,007	8,718		2,598

* Unaudited.

1 Effective September 9, 2009, the Investor Share class, the e.Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
5 Less than 1%.
6 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund.

See financial notes 13

 Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.0%	Common Stock	9,633,343,832	14,527,448,671
2.8%	Short-Term Investments	413,721,414	413,721,414

99.8%	Total Investments	10,047,065,246	14,941,170,085
0.2%	Collateral Invested for Securities on Loan	22,835,155	22,835,155
0.0%	Other Assets and Liabilities, Net		3,914,977

100.0%	Net Assets		14,967,920,217

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 97.0% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	117,883,191

Banks 2.7%
Wells Fargo & Co.	4,998,909	1.3	189,858,564
Other Securities		1.4	215,949,867

		2.7	405,808,431

Capital Goods 7.3%
3M Co.	647,319	0.5	67,780,772
General Electric Co.	10,604,052	1.6	236,364,319
The Boeing Co.	694,054	0.4	63,443,476
United Technologies Corp.	860,035	0.5	78,512,595
Other Securities		4.3	642,339,034

		7.3	1,088,440,196

Commercial & Professional Supplies 0.6%
Other Securities		0.6	97,433,935

Consumer Durables & Apparel 1.2%
Other Securities		1.2	177,524,864

Consumer Services 1.8%
McDonald’s Corp.	1,022,638	0.7	104,452,245
Other Securities		1.1	168,960,613

		1.8	273,412,858

Diversified Financials 6.6%
American Express Co.	973,041	0.4	66,565,735
Bank of America Corp.	11,034,411	0.9	135,833,599
Citigroup, Inc.	3,098,847	1.0	144,592,201
JPMorgan Chase & Co.	3,903,231	1.3	191,297,351
The Charles Schwab Corp. (a)	1,085,681	0.1	18,413,150
The Goldman Sachs Group, Inc.	446,969	0.4	65,288,762
Other Securities		2.5	362,466,145

		6.6	984,456,943

Energy 10.3%
Chevron Corp.	1,981,134	1.6	241,718,160
ConocoPhillips	1,245,190	0.5	75,271,735
Exxon Mobil Corp.	4,568,741	2.7	406,572,262
Occidental Petroleum Corp.	820,950	0.5	73,277,997
Schlumberger Ltd.	1,354,515	0.7	100,816,551
Other Securities		4.3	645,432,236

		10.3	1,543,088,941

Food & Staples Retailing 2.4%
CVS Caremark Corp.	1,258,851	0.5	73,239,951
Wal-Mart Stores, Inc.	1,705,702	0.9	132,567,159
Other Securities		1.0	151,715,628

		2.4	357,522,738

Food, Beverage & Tobacco 6.0%
Altria Group, Inc.	2,034,491	0.5	74,279,266
PepsiCo, Inc.	1,573,263	0.9	129,747,000
Philip Morris International, Inc.	1,675,746	1.1	160,184,560
The Coca-Cola Co.	3,908,656	1.1	165,453,409
Other Securities		2.4	374,620,695

		6.0	904,284,930

Health Care Equipment & Services 4.0%
Other Securities		4.0	602,871,172

Household & Personal Products 2.3%
The Procter & Gamble Co.	2,785,690	1.4	213,857,422
Other Securities		0.9	132,861,523

		2.3	346,718,945

Insurance 4.1%
Berkshire Hathaway, Inc., Class B *	1,860,030	1.3	197,758,389
Other Securities		2.8	411,880,719

		4.1	609,639,108

Materials 3.3%
Other Securities		3.3	491,974,954

14 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Media 3.5%
Comcast Corp., Class A	2,688,164	0.7	111,021,173
The Walt Disney Co.	1,841,183	0.8	115,699,940
Other Securities		2.0	295,825,011

		3.5	522,546,124

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
AbbVie, Inc.	1,613,186	0.5	74,287,215
Amgen, Inc.	771,159	0.5	80,362,479
Bristol-Myers Squibb Co.	1,659,364	0.4	65,909,938
Gilead Sciences, Inc. *	1,552,550	0.5	78,621,132
Johnson & Johnson	2,850,625	1.6	242,958,769
Merck & Co., Inc.	3,082,214	1.0	144,864,058
Pfizer, Inc.	7,357,733	1.4	213,889,298
Other Securities		2.5	349,344,727

		8.4	1,250,237,616

Real Estate 2.2%
Other Securities		2.2	332,367,802

Retailing 4.1%
Amazon.com, Inc. *	370,880	0.6	94,133,053
The Home Depot, Inc.	1,524,750	0.7	111,840,412
Other Securities		2.8	408,197,177

		4.1	614,170,642

Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	5,043,905	0.8	120,801,525
Other Securities		1.2	174,668,016

		2.0	295,469,541

Software & Services 9.2%
Google, Inc., Class A *	272,310	1.5	224,538,657
International Business Machines Corp.	1,069,390	1.4	216,594,250
Microsoft Corp.	7,687,731	1.7	254,463,896
Oracle Corp.	3,752,586	0.8	123,009,769
Visa, Inc., Class A	525,900	0.6	88,593,114
Other Securities		3.2	468,846,950

		9.2	1,376,046,636

Technology Hardware & Equipment 6.1%
Apple, Inc.	957,638	2.8	423,994,224
Cisco Systems, Inc.	5,437,428	0.8	113,750,994
QUALCOMM, Inc.	1,752,165	0.7	107,968,407
Other Securities		1.8	272,749,682

		6.1	918,463,307

Telecommunication Services 3.0%
AT&T, Inc.	5,600,236	1.4	209,784,841
Verizon Communications, Inc.	2,914,878	1.0	157,141,073
Other Securities		0.6	77,845,540

		3.0	444,771,454

Transportation 1.6%
Union Pacific Corp.	478,075	0.5	70,735,977
Other Securities		1.1	171,968,278

		1.6	242,704,255

Utilities 3.5%
Other Securities		3.5	529,610,088

Total Common Stock
(Cost $9,633,343,832)			14,527,448,671

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 2.8% of net assets

Time Deposits 2.6%
ANZ
0.03%, 05/01/13	73,313,151	0.5	73,313,151
Skandinaviska Enskilda Banken
0.03%, 05/01/13	69,730,862	0.5	69,730,862
Societe Generale
0.03%, 05/01/13	164,340,451	1.1	164,340,451
Other Securities		0.5	83,039,694

		2.6	390,424,158

U.S. Treasury Obligations 0.2%
Other Securities		0.2	23,297,256

Total Short-Term Investments
(Cost $413,721,414)			413,721,414

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Wells Fargo Advantage Government Money Market Fund	22,835,155	0.2	22,835,155

Total Collateral Invested for Securities on Loan
(Cost $22,835,155)			22,835,155

End of Collateral Invested for Securities on Loan.

At 04/30/13, tax basis cost of the fund’s investments was $10,091,186,702 and the unrealized appreciation and depreciation were $5,734,490,807 and ($884,507,424), respectively, with a net unrealized appreciation of $4,849,983,383.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

See financial notes 15

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/21/13	5,100	406,011,000	12,275,825

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$14,527,448,671	$—	$—	$14,527,448,671
Short-Term Investments[1]	—	413,721,414	—	413,721,414

Total	$14,527,448,671	$413,721,414	$—	$14,941,170,085

Other Financial Instruments
Collateral Invested for Securities on Loan	$22,835,155	$—	$—	$22,835,155
Futures Contract[2]	12,275,825	—	—	12,275,825

[1]	As categorized in complete schedule of holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

16 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated issuers, at value (cost $12,551,700)		$18,413,150
Investments in unaffiliated issuers, at value (cost $10,034,513,546) including securities on loan of $21,933,147	+	14,922,756,935

Total investments, at value (cost $10,047,065,246)		14,941,170,085
Collateral invested for securities on loan		22,835,155
Receivables:
Investments sold		3,729,086
Fund shares sold		39,085,790
Dividends		13,106,731
Due from broker for futures		1,020,000
Income from securities on loan		27,887
Foreign tax reclaims		25,002
Interest		325
Prepaid expenses	+	143,347

Total assets		15,021,143,408

Liabilities

Collateral held for securities on loan		22,835,155
Payables:
Investments bought		16,134,750
Investment adviser and administrator fees		74,587
Shareholder service fees		25,949
Fund shares redeemed		13,849,238
Accrued expenses	+	303,512

Total liabilities		53,223,191

Net Assets

Total assets		15,021,143,408
Total liabilities	−	53,223,191

Net assets		$14,967,920,217

Net Assets by Source
Capital received from investors		10,403,102,011
Net investment income not yet distributed		74,624,007
Net realized capital losses		(418,257,845)
Net unrealized capital gains		4,908,452,044

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$14,967,920,217		598,561,893		$25.01

See financial notes 17

 Schwab S&P 500 Index Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated issuer		$130,282
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $182,583)		158,075,680
Interest		49,101
Securities on loan	+	524,438

Total investment income		158,779,501

Expenses

Investment adviser and administrator fees		4,046,665
Shareholder service fees		1,305,170
Transfer agent fees		257,517
Portfolio accounting fees		149,664
Shareholder reports		146,136
Custodian fees		118,569
Registration fees		59,279
Professional fees		49,784
Trustees’ fees		42,082
Index fee		36,045
Other expenses	+	141,693

Total expenses		6,352,604
Expense reduction by CSIM and its affiliates	−	282,607

Net expenses	−	6,069,997

Net investment income		152,709,504

Realized and Unrealized Gains (Losses)

Net realized gains on investments		9,483,270
Net realized gains on futures contracts	+	23,302,687

Net realized gains		32,785,957
Net unrealized gains on affiliated issuer		3,669,602
Net unrealized gains on unaffiliated investments		1,637,341,338
Net unrealized gains on futures contracts	+	17,411,950

Net unrealized gains	+	1,658,422,890

Net realized and unrealized gains		1,691,208,847

Increase in net assets resulting from operations		$1,843,918,351

18 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$152,709,504	$249,809,268
Net realized gains		32,785,957	34,935,609
Net unrealized gains	+	1,658,422,890	1,365,738,638

Increase in net assets from operations		1,843,918,351	1,650,483,515

Distributions to Shareholders

Distributions from net investment income		($278,278,089)	($218,494,240)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		82,825,361	$1,927,805,853	94,452,205	$2,011,893,595
Shares reinvested		11,251,940	248,330,312	10,225,170	196,221,005
Shares redeemed	+	(63,057,757)	(1,460,805,822)	(87,533,037)	(1,861,743,855)

Net transactions in fund shares		31,019,544	$715,330,343	17,144,338	$346,370,745

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		567,542,349	$12,686,949,612	550,398,011	$10,908,589,592
Total increase	+	31,019,544	2,280,970,605	17,144,338	1,778,360,020

End of period		598,561,893	$14,967,920,217	567,542,349	$12,686,949,612

Net investment income not yet distributed			$74,624,007		$200,192,592

See financial notes 19

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–		11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09[1]		10/31/08

Per-Share Data ($)

Net asset value at beginning of period	40.23		37.44	35.79	31.00	28.69		45.81

Income (loss) from investment operations:
Net investment income (loss)	0.42	[2]	0.71 [2]	0.62 [2]	0.57 [2]	0.54	[2]	0.66 [2]
Net realized and unrealized gains (losses)	5.19		4.32	2.07	4.80	2.41		(17.13)

Total from investment operations	5.61		5.03	2.69	5.37	2.95		(16.47)
Less distributions:
Distributions from net investment income	(0.81)		(0.72)	(0.57)	(0.58)	(0.64)		(0.62)
Distributions from net realized gains	(1.66)		(1.52)	(0.47)	—	—		(0.03)

Total distributions	(2.47)		(2.24)	(1.04)	(0.58)	(0.64)		(0.65)

Net asset value at end of period	43.37		40.23	37.44	35.79	31.00		28.69

Total return (%)	14.78	[3]	14.38	7.60	17.51	10.72		(36.43)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	[4]	0.29	0.29	0.29	0.38	[5]	0.49
Gross operating expenses	0.34	[4]	0.34	0.34	0.35	0.44		0.49
Net investment income (loss)	2.06	[4]	1.85	1.64	1.71	1.96		1.68
Portfolio turnover rate	3	[3]	4	5	5	4		4
Net assets, end of period ($ x 1,000,000)	5,371		4,848	4,552	4,575	4,279		2,260

* Unaudited.

1 Effective September 18, 2009, the Select Share class and the Investor Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Investor Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

20 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	1,945,901,212	5,352,014,793
0.2%		Other Investment Company	12,912,949	12,912,949
0.0%		Short-Term Investment	1,886,777	1,886,777

99.9%		Total Investments	1,960,700,938	5,366,814,519
0.5%		Collateral Invested for Securities on Loan	27,548,134	27,548,134
(0	.4)%	Other Assets and Liabilities, Net		(23,486,940)

100.0%		Net Assets		5,370,875,713

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.1%
Other Securities		1.1	56,408,208

Banks 2.8%
U.S. Bancorp	615,405	0.4	20,480,678
Wells Fargo & Co.	1,602,296	1.1	60,855,202
Other Securities		1.3	68,706,593

		2.8	150,042,473

Capital Goods 7.8%
3M Co.	207,654	0.4	21,743,450
General Electric Co.	3,432,102	1.4	76,501,554
The Boeing Co.	219,489	0.4	20,063,490
United Technologies Corp.	276,003	0.5	25,196,314
Other Securities		5.1	275,288,267

		7.8	418,793,075

Commercial & Professional Supplies 0.9%
Other Securities		0.9	46,315,863

Consumer Durables & Apparel 1.4%
Other Securities		1.4	75,461,361

Consumer Services 2.0%
McDonald’s Corp.	328,636	0.6	33,566,881
Other Securities		1.4	75,409,598

		2.0	108,976,479

Diversified Financials 6.3%
American Express Co.	318,677	0.4	21,800,694
Bank of America Corp.	3,527,541	0.8	43,424,030
Citigroup, Inc.	997,756	0.9	46,555,295
JPMorgan Chase & Co.	1,256,978	1.1	61,604,492
The Charles Schwab Corp. (a)	367,065	0.1	6,225,422
The Goldman Sachs Group, Inc.	144,232	0.4	21,067,968
Other Securities		2.6	134,967,137

		6.3	335,645,038

Energy 10.2%
Chevron Corp.	640,537	1.5	78,151,919
ConocoPhillips	397,266	0.4	24,014,730
Exxon Mobil Corp.	1,476,263	2.4	131,372,644
Occidental Petroleum Corp.	265,016	0.4	23,655,328
Schlumberger Ltd.	434,547	0.6	32,343,333
Other Securities		4.9	260,482,711

		10.2	550,020,665

Food & Staples Retailing 2.2%
CVS Caremark Corp.	408,011	0.4	23,738,080
Wal-Mart Stores, Inc.	547,427	0.8	42,546,027
Other Securities		1.0	50,206,777

		2.2	116,490,884

Food, Beverage & Tobacco 5.7%
Altria Group, Inc.	662,805	0.5	24,199,011
PepsiCo, Inc.	506,285	0.8	41,753,324
Philip Morris International, Inc.	542,565	1.0	51,863,788
The Coca-Cola Co.	1,262,448	1.0	53,439,424
Other Securities		2.4	133,132,632

		5.7	304,388,179

Health Care Equipment & Services 4.1%
Other Securities		4.1	222,315,594

Household & Personal Products 2.2%
The Procter & Gamble Co.	894,919	1.3	68,702,931
Other Securities		0.9	50,716,643

		2.2	119,419,574

Insurance 4.4%
Berkshire Hathaway, Inc., Class B *	597,012	1.2	63,474,316
Other Securities		3.2	171,329,710

		4.4	234,804,026

Materials 3.7%
Other Securities		3.7	196,790,467

See financial notes 21

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Media 3.6%
Comcast Corp., Class A	869,723	0.7	35,919,560
News Corp., Class A	659,928	0.4	20,437,970
The Walt Disney Co.	586,960	0.7	36,884,566
Other Securities		1.8	100,164,484

		3.6	193,406,580

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	516,646	0.4	23,791,548
Amgen, Inc.	251,102	0.5	26,167,339
Bristol-Myers Squibb Co.	540,239	0.4	21,458,293
Gilead Sciences, Inc. *	491,644	0.5	24,896,852
Johnson & Johnson	914,287	1.5	77,924,681
Merck & Co., Inc.	995,018	0.9	46,765,846
Pfizer, Inc.	2,376,751	1.3	69,092,152
Other Securities		2.6	146,691,594

		8.1	436,788,305

Real Estate 3.3%
Other Securities		3.3	178,438,457

Retailing 4.3%
Amazon.com, Inc. *	118,641	0.6	30,112,272
The Home Depot, Inc.	489,335	0.7	35,892,722
Other Securities		3.0	162,613,430

		4.3	228,618,424

Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	1,628,580	0.7	39,004,491
Other Securities		1.3	70,058,755

		2.0	109,063,246

Software & Services 9.4%
Google, Inc., Class A *	87,112	1.3	71,829,942
International Business Machines Corp.	346,340	1.3	70,147,704
Microsoft Corp.	2,479,138	1.5	82,059,468
Oracle Corp.	1,225,210	0.7	40,162,384
Visa, Inc., Class A	170,600	0.5	28,739,276
Other Securities		4.1	212,347,967

		9.4	505,286,741

Technology Hardware & Equipment 5.8%
Apple, Inc.	307,880	2.5	136,313,870
Cisco Systems, Inc.	1,737,715	0.7	36,352,998
QUALCOMM, Inc.	564,178	0.6	34,764,648
Other Securities		2.0	102,974,248

		5.8	310,405,764

Telecommunication Services 2.8%
AT&T, Inc.	1,803,977	1.3	67,576,978
Verizon Communications, Inc.	934,057	0.9	50,355,013
Other Securities		0.6	33,731,723

		2.8	151,663,714

Transportation 1.9%
Union Pacific Corp.	153,962	0.4	22,780,218
United Parcel Service, Inc., Class B	234,035	0.4	20,089,564
Other Securities		1.1	60,311,796

		1.9	103,181,578

Utilities 3.7%
Other Securities		3.7	199,290,098

Total Common Stock
(Cost $1,945,901,212)			5,352,014,793

Other Investment Company 0.2% of net assets

Money Market Fund 0.2%
Other Securities		0.2	12,912,949

Total Other Investment Company
(Cost $12,912,949)			12,912,949

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
Other Securities		0.0	1,886,777

Total Short-Term Investment
(Cost $1,886,777)			1,886,777

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.5% of net assets

State Street Institutional U.S. Government Money Market Fund	27,548,134	0.5	27,548,134

Total Collateral Invested for Securities on Loan
(Cost $27,548,134)			27,548,134

End of Collateral Invested for Securities on Loan.

At 04/30/13, tax basis cost of the fund’s investments was $1,938,996,311 and the unrealized appreciation and depreciation were $3,471,304,917 and ($43,486,709), respectively, with a net unrealized appreciation of $3,427,818,208.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

22 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/21/13	175	13,931,750	476,131

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$5,352,014,793	$—	$—	$5,352,014,793
Other Investment Company[1]	12,912,949	—	—	12,912,949
Short-Term Investment[1]	—	1,886,777	—	1,886,777

Total	$5,364,927,742	$1,886,777	$—	$5,366,814,519

Other Financial Instruments
Collateral Invested for Securities on Loan	$27,548,134	$—	$—	$27,548,134
Futures Contract[2]	476,131	—	—	476,131

[1]	As categorized in complete schedule of holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$64,997	$3,754	($4,047)	$—	($64,704)	$—	$—	$—

Total	$64,997	$3,754	($4,047)	$—	($64,704)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

See financial notes 23

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated issuers, at value (cost $1,803,228)		$6,225,422
Investments in unaffiliated issuers, at value (cost $1,958,897,710) including securities on loan of $29,184,865	+	5,360,589,097

Total investments, at value (cost $1,960,700,938)		5,366,814,519
Collateral invested for securities on loan		27,548,134
Receivables:
Investments sold		9,513
Dividends		4,683,935
Fund shares sold		2,511,546
Income from securities on loan		65,208
Due from broker for futures		35,000
Foreign tax reclaims		8,273
Interest		200
Prepaid expenses	+	79,629

Total assets		5,401,755,957

Liabilities

Collateral held for securities on loan		27,548,134
Payables:
Investment adviser and administrator fees		79,881
Shareholder service fees		46,824
Fund shares redeemed		3,041,835
Accrued expenses	+	163,570

Total liabilities		30,880,244

Net Assets

Total assets		5,401,755,957
Total liabilities	−	30,880,244

Net assets		$5,370,875,713

Net Assets by Source
Capital received from investors		1,835,394,954
Net investment income not yet distributed		24,282,174
Net realized capital gains		102,604,607
Net unrealized capital gains		3,408,593,978

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$5,370,875,713		123,848,216		$43.37

24 See financial notes

 Schwab 1000 Index Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated issuer		$44,048
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $64,905)		58,322,420
Interest		2,641
Securities on loan	+	449,311

Total investment income		58,818,420

Expenses

Investment adviser and administrator fees		5,685,549
Shareholder service fees		2,432,961
Shareholder reports		84,195
Portfolio accounting fees		72,833
Transfer agent fees		60,125
Custodian fees		50,723
Professional fees		32,251
Trustees’ fees		23,305
Registration fees		21,096
Interest expense		676
Other expenses	+	56,544

Total expenses		8,520,258
Expense reduction by CSIM and its affiliates	−	1,271,867
Custody credits	−	27

Net expenses	−	7,248,364

Net investment income		51,570,056

Realized and Unrealized Gains (Losses)

Net realized gains on investments		78,490,688
Net realized gains on futures contracts	+	747,715

Net realized gains		79,238,403
Net unrealized gains on affiliated issuer		1,240,679
Net unrealized gains on unaffiliated investments		564,958,366
Net unrealized gains on futures contracts	+	1,141,421

Net unrealized gains	+	567,340,466

Net realized and unrealized gains		646,578,869

Increase in net assets resulting from operations		$698,148,925

See financial notes 25

 Schwab 1000 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$51,570,056	$87,953,893
Net realized gains		79,238,403	196,881,889
Net unrealized gains	+	567,340,466	349,793,722

Increase in net assets from operations		698,148,925	634,629,504

Distributions to Shareholders

Distributions from net investment income		(96,597,152)	(86,671,033)
Distributions from net realized gains	+	(197,828,775)	(183,283,175)

Total distributions		($294,425,927)	($269,954,208)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,165,461	$208,551,948	6,643,918	$254,453,021
Shares reinvested		6,695,843	255,781,218	6,777,525	235,112,352
Shares redeemed	+	(8,505,566)	(345,178,048)	(14,504,214)	(557,797,536)

Net transactions in fund shares		3,355,738	$119,155,118	(1,082,771)	($68,232,163)

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		120,492,478	$4,847,997,597	121,575,249	$4,551,554,464
Total increase or decrease	+	3,355,738	522,878,116	(1,082,771)	296,443,133

End of period		123,848,216	$5,370,875,713	120,492,478	$4,847,997,597

Net investment income not yet distributed			$24,282,174		$69,309,270

26 See financial notes

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–		11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09[1]		10/31/08

Per-Share Data ($)

Net asset value at beginning of period	21.26		20.55	19.18	15.14	13.85		25.35

Income (loss) from investment operations:
Net investment income (loss)	0.27	[2]	0.33 [2]	0.25 [2]	0.22 [2]	0.18	[2]	0.33 [2]
Net realized and unrealized gains (losses)	3.10		1.89	1.37	3.97	1.40		(7.89)

Total from investment operations	3.37		2.22	1.62	4.19	1.58		(7.56)
Less distributions:
Distributions from net investment income	(0.50)		(0.35)	(0.20)	(0.15)	(0.29)		(0.32)
Distributions from net realized gains	(0.50)		(1.16)	(0.05)	—	—		(3.62)

Total distributions	(1.00)		(1.51)	(0.25)	(0.15)	(0.29)		(3.94)

Net asset value at end of period	23.63		21.26	20.55	19.18	15.14		13.85

Total return (%)	16.55	[3]	11.87	8.45	27.85	11.98		(34.48)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.17	[4]	0.17	0.19	0.19	0.28	[5]	0.42
Gross operating expenses	0.21	[4]	0.21	0.19	0.20	0.33		0.42
Net investment income (loss)	2.43	[4]	1.63	1.18	1.23	1.41		1.78
Portfolio turnover rate	2	[3]	41 [6]	26	33	26		64
Net assets, end of period ($ x 1,000,000)	1,968		1,675	1,502	1,406	1,142		628

* Unaudited.

1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
6 Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 14, 2011.

See financial notes 27

 Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

97.7%		Common Stock	1,425,295,460	1,923,145,535
0.0%		Rights	—	—
0.0%		Warrants	—	2,758
2.5%		Short-Term Investments	48,008,019	48,008,019

100.2%		Total Investments	1,473,303,479	1,971,156,312
4.5%		Collateral Invested for Securities on Loan	89,167,306	89,167,306
(4	.7)%	Other Assets and Liabilities, Net		(92,666,074)

100.0%		Net Assets		1,967,657,544

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 97.7% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	17,762,736

Banks 7.9%
Firstmerit Corp.	240,515	0.2	4,120,022
Ocwen Financial Corp. *	153,800	0.3	5,626,004
Other Securities		7.4	145,774,594

		7.9	155,520,620

Capital Goods 8.6%
A.O. Smith Corp.	56,395	0.2	4,253,875
Acuity Brands, Inc.	60,900	0.2	4,443,264
Hexcel Corp. *	144,183	0.2	4,397,581
Middleby Corp. *	26,752	0.2	4,001,564
Teledyne Technologies, Inc. *	53,300	0.2	4,000,698
Other Securities		7.6	147,433,164

		8.6	168,530,146

Commercial & Professional Supplies 3.2%
Other Securities		3.2	64,062,815

Consumer Durables & Apparel 3.0%
Brunswick Corp.	127,800	0.2	4,046,148
Other Securities		2.8	55,959,392

		3.0	60,005,540

Consumer Services 4.3%
Domino’s Pizza, Inc.	83,979	0.2	4,635,641
Six Flags Entertainment Corp.	52,100	0.2	3,796,527
Other Securities		3.9	75,403,488

		4.3	83,835,656

Diversified Financials 3.5%
Other Securities		3.5	68,461,442

Energy 5.7%
Dril-Quip, Inc. *	57,900	0.2	4,846,809
Gulfport Energy Corp. *	109,000	0.3	5,688,710
Lufkin Industries, Inc.	48,390	0.2	4,272,353
Oasis Petroleum, Inc. *	114,300	0.2	3,912,489
Other Securities		4.8	94,500,716

		5.7	113,221,077

Food & Staples Retailing 1.1%
Other Securities		1.1	21,923,117

Food, Beverage & Tobacco 1.9%
Other Securities		1.9	37,786,982

Health Care Equipment & Services 6.1%
athenahealth, Inc. *	51,700	0.3	4,976,642
HealthSouth Corp. *	139,000	0.2	3,822,500
Other Securities		5.6	112,160,115

		6.1	120,959,257

Household & Personal Products 0.6%
Other Securities		0.6	10,986,228

Insurance 2.5%
Alterra Capital Holdings Ltd.	124,300	0.2	4,045,965
First American Financial Corp.	154,000	0.2	4,122,580
Other Securities		2.1	40,459,788

		2.5	48,628,333

Materials 4.9%
Axiall Corp.	99,400	0.3	5,213,530
Eagle Materials, Inc.	70,190	0.2	4,755,372
Other Securities		4.4	87,425,166

		4.9	97,394,068

Media 1.4%
Other Securities		1.4	27,152,033

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
Alkermes plc *	177,542	0.3	5,434,561
Cubist Pharmaceuticals, Inc. *	91,832	0.2	4,216,925

28 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Pharmacyclics, Inc. *	82,200	0.3	6,699,300
Seattle Genetics, Inc. *	137,798	0.3	5,091,636
Other Securities		4.9	96,510,543

		6.0	117,952,965

Real Estate 9.4%
Healthcare Realty Trust, Inc.	126,681	0.2	3,802,964
Highwoods Properties, Inc.	113,600	0.2	4,661,008
Invesco Mortgage Capital, Inc.	193,200	0.2	4,134,480
Omega Healthcare Investors, Inc.	160,300	0.3	5,269,061
RLJ Lodging Trust	175,500	0.2	4,043,520
Starwood Property Trust, Inc.	238,200	0.3	6,548,118
The Geo Group, Inc.	103,180	0.2	3,864,091
Two Harbors Investment Corp.	512,200	0.3	6,136,156
Other Securities		7.5	146,560,311

		9.4	185,019,709

Retailing 4.3%
Cabela’s, Inc. *	67,836	0.2	4,355,071
Other Securities		4.1	79,541,489

		4.3	83,896,560

Semiconductors & Semiconductor Equipment 3.4%
Cymer, Inc. *	44,365	0.2	4,647,678
First Solar, Inc. *	86,300	0.2	4,018,128
Other Securities		3.0	58,204,696

		3.4	66,870,502

Software & Services 7.7%
Aspen Technology, Inc. *	135,400	0.2	4,126,992
CommVault Systems, Inc. *	64,200	0.2	4,721,268
CoStar Group, Inc. *	40,375	0.2	4,377,054
MAXIMUS, Inc.	49,348	0.2	3,932,542
PTC, Inc. *	173,200	0.2	4,158,532
Ultimate Software Group, Inc. *	41,000	0.2	3,960,190
WEX, Inc. *	55,976	0.2	4,241,861
Other Securities		6.3	121,454,622

		7.7	150,973,061

Technology Hardware & Equipment 4.7%
3D Systems Corp. (c)*	111,300	0.2	4,256,112
Other Securities		4.5	88,200,141

		4.7	92,456,253

Telecommunication Services 0.7%
Other Securities		0.7	13,033,246

Transportation 2.5%
Alaska Air Group, Inc. *	101,700	0.3	6,268,788
Avis Budget Group, Inc. *	151,900	0.2	4,380,796
Genesee & Wyoming, Inc., Class A *	63,700	0.3	5,427,240
Old Dominion Freight Line, Inc. *	103,424	0.2	3,981,824
US Airways Group, Inc. (c)*	233,600	0.2	3,947,840
Other Securities		1.3	26,331,902

		2.5	50,338,390

Utilities 3.4%
Cleco Corp.	88,300	0.2	4,372,616
Other Securities		3.2	62,002,183

		3.4	66,374,799

Total Common Stock
(Cost $1,425,295,460)			1,923,145,535

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			—

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	2,758

Total Warrants
(Cost $—)			2,758

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 2.5% of net assets

Time Deposit 2.3%
DNB
0.03%, 05/01/13	45,606,267	2.3	45,606,267

U.S. Treasury Obligations 0.2%
Other Securities		0.2	2,401,752

Total Short-Term Investments
(Cost $48,008,019)			48,008,019

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 4.5% of net assets

Wells Fargo Advantage Government Money Market Fund	89,167,306	4.5	89,167,306

Total Collateral Invested for Securities on Loan
(Cost $89,167,306)			89,167,306

End of Collateral Invested for Securities on Loan.

At 04/30/13 tax basis cost of the fund’s investments was $1,479,083,260 and the unrealized appreciation and

See financial notes 29

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

depreciation were $611,940,951 and ($119,867,899), respectively, with a net unrealized appreciation of $492,073,052.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $2,758 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 06/21/13	450	42,529,500	651,224

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,923,145,535	$—	$—	$1,923,145,535
Rights[1]	—	—	—	—
Warrants[1]	2,758	—	—	2,758
Short-Term Investments[1]	—	48,008,019	—	48,008,019

Total	$1,923,148,293	$48,008,019	$—	$1,971,156,312

Other Financial Instruments
Collateral Invested for Securities on Loan	$89,167,306	$—	$—	$89,167,306
Futures Contract[2]	651,224	—	—	651,224

[1]	As categorized in complete schedule of holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$319,479	$—	($202,848)	$—	($116,631)	$—	$—	$—

Total	$319,479	$—	($202,848)	$—	($116,631)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

30 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments, at value (cost $1,473,303,479) including securities on loan of $87,283,125		$1,971,156,312
Collateral invested for securities on loan		89,167,306
Receivables:
Investments sold		713,676
Fund shares sold		3,164,436
Dividends		738,979
Income from securities on loan		389,448
Due from broker for futures		271,598
Interest		38
Prepaid expenses	+	22,897

Total assets		2,065,624,690

Liabilities

Collateral held for securities on loan		89,167,306
Payables:
Investments bought		7,645,357
Investment adviser and administrator fees		19,138
Shareholder service fees		3,632
Fund shares redeemed		900,434
Accrued expenses	+	231,279

Total liabilities		97,967,146

Net Assets

Total assets		2,065,624,690
Total liabilities	−	97,967,146

Net assets		$1,967,657,544

Net Assets by Source
Capital received from investors		1,445,086,242
Net investment income not yet distributed		4,607,674
Net realized capital gains		16,574,377
Net unrealized capital gains		501,389,251

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,967,657,544		83,260,768		$23.63

See financial notes 31

 Schwab Small-Cap Index Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $18,188)		$21,121,204
Interest		7,865
Securities on loan	+	2,260,372

Total investment income		23,389,441

Expenses

Investment adviser and administrator fees		1,350,752
Shareholder service fees		176,498
Index fee		99,741
Portfolio accounting fees		46,233
Shareholder reports		40,378
Transfer agent fees		35,300
Professional fees		30,531
Custodian fees		29,023
Registration fees		22,457
Trustees’ fees		8,044
Other expenses	+	19,235

Total expenses		1,858,192
Expense reduction by CSIM and its affiliates	−	327,340

Net expenses	−	1,530,852

Net investment income		21,858,589

Realized and Unrealized Gains (Losses)

Net realized gains on investments		14,513,909
Net realized gains on futures contracts		6,163,739
Net realized losses on foreign currency transactions	+	(196)

Net realized gains		20,677,452
Net unrealized gains on investments		233,291,347
Net unrealized gains on futures contracts		2,001,346
Net unrealized gains on foreign currency translations	+	23

Net unrealized gains	+	235,292,716

Net realized and unrealized gains		255,970,168

Increase in net assets resulting from operations		$277,828,757

32 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$21,858,589	$25,899,729
Net realized gains		20,677,452	42,756,059
Net unrealized gains	+	235,292,716	105,693,799

Increase in net assets from operations		277,828,757	174,349,587

Distributions to Shareholders

Distributions from net investment income		(39,112,389)	(25,652,389)
Distributions from net realized gains	+	(39,238,431)	(84,544,390)

Total distributions		($78,350,820)	($110,196,779)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,874,007	$197,010,561	13,103,409	$271,438,282
Shares reinvested		3,540,194	72,432,373	5,456,861	101,552,188
Shares redeemed	+	(7,924,813)	(176,004,829)	(12,880,545)	(264,077,786)

Net transactions in fund shares		4,489,388	$93,438,105	5,679,725	$108,912,684

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		78,771,380	$1,674,741,502	73,091,655	$1,501,676,010
Total increase	+	4,489,388	292,916,042	5,679,725	173,065,492

End of period		83,260,768	$1,967,657,544	78,771,380	$1,674,741,502

Net investment income not yet distributed			$4,607,674		$21,861,474

See financial notes 33

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	25.80		22.92	21.57	18.50	17.08	27.04

Income (loss) from investment operations:
Net investment income (loss)	0.30		0.47	0.41	0.37	0.24	0.40
Net realized and unrealized gains (losses)	3.51		2.83	1.33	3.02	1.55	(9.93)

Total from investment operations	3.81		3.30	1.74	3.39	1.79	(9.53)
Less distributions:
Distributions from net investment income	(0.54)		(0.42)	(0.39)	(0.32)	(0.37)	(0.37)
Distributions from net realized gains	—		—	—	—	—	(0.06)

Total distributions	(0.54)		(0.42)	(0.39)	(0.32)	(0.37)	(0.43)

Net asset value at end of period	29.07		25.80	22.92	21.57	18.50	17.08

Total return (%)	15.07	[2]	14.71	8.14	18.53	10.92	(35.76)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.09	0.09	0.09	0.21 [4]	0.38
Gross operating expenses	0.10	[3]	0.10	0.11	0.11	0.28	0.38
Net investment income (loss)	2.25	[3]	2.02	1.79	1.85	2.02	1.71
Portfolio turnover rate	1	[2]	3	1	3	5	1
Net assets, end of period ($ x 1,000,000)	2,703		2,240	1,747	1,470	1,205	585

* Unaudited.

1 Effective September 18, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

34 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.0%		Common Stock	1,813,770,978	2,648,285,384
0.0%		Rights	—	—
0.0%		Warrants	—	4
1.8%		Short-Term Investments	49,546,906	49,546,906

99.8%		Total Investments	1,863,317,884	2,697,832,294
0.7%		Collateral Invested for Securities on Loan	19,140,972	19,140,972
(0	.5)%	Other Assets and Liabilities, Net		(14,184,574)

100.0%		Net Assets		2,702,788,692

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.0% of net assets

Automobiles & Components 1.0%
Other Securities		1.0	26,748,280

Banks 3.2%
U.S. Bancorp	280,531	0.3	9,336,072
Wells Fargo & Co.	740,406	1.0	28,120,620
Other Securities		1.9	49,249,647

		3.2	86,706,339

Capital Goods 7.7%
3M Co.	96,000	0.4	10,052,160
General Electric Co.	1,567,266	1.3	34,934,359
The Boeing Co.	102,600	0.3	9,378,666
United Technologies Corp.	127,068	0.4	11,600,038
Other Securities		5.3	141,055,157

		7.7	207,020,380

Commercial & Professional Supplies 1.1%
Other Securities		1.1	28,739,521

Consumer Durables & Apparel 1.5%
Other Securities		1.5	41,657,098

Consumer Services 2.2%
McDonald’s Corp.	151,109	0.6	15,434,273
Other Securities		1.6	43,192,404

		2.2	58,626,677

Diversified Financials 5.8%
American Express Co.	145,250	0.4	9,936,552
Bank of America Corp.	1,623,056	0.7	19,979,819
Citigroup, Inc.	458,028	0.8	21,371,586
JPMorgan Chase & Co.	576,844	1.0	28,271,124
The Charles Schwab Corp. (b)	163,626	0.1	2,775,097
The Goldman Sachs Group, Inc.	65,900	0.4	9,626,013
Other Securities		2.4	64,799,078

		5.8	156,759,269

Energy 9.6%
Chevron Corp.	292,839	1.3	35,729,286
ConocoPhillips	184,923	0.4	11,178,595
Exxon Mobil Corp.	675,334	2.2	60,097,973
Occidental Petroleum Corp.	120,920	0.4	10,793,319
Schlumberger Ltd.	200,160	0.6	14,897,909
Other Securities		4.7	127,350,663

		9.6	260,047,745

Food & Staples Retailing 2.0%
CVS Caremark Corp.	185,990	0.4	10,820,898
Wal-Mart Stores, Inc.	252,100	0.7	19,593,212
Other Securities		0.9	24,957,898

		2.0	55,372,008

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	302,100	0.4	11,029,671
PepsiCo, Inc.	232,558	0.7	19,179,058
Philip Morris International, Inc.	248,400	0.9	23,744,556
The Coca-Cola Co.	577,900	0.9	24,462,507
Other Securities		2.4	64,786,485

		5.3	143,202,277

Health Care Equipment & Services 4.3%
Other Securities		4.3	115,156,356

Household & Personal Products 2.1%
The Procter & Gamble Co.	411,715	1.2	31,607,361
Other Securities		0.9	24,282,746

		2.1	55,890,107

Insurance 4.2%
Berkshire Hathaway, Inc., Class B *	274,874	1.1	29,224,604
Other Securities		3.1	83,186,548

		4.2	112,411,152

See financial notes 35

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 3.7%
Other Securities		3.7	100,084,126

Media 3.4%
Comcast Corp., Class A	398,904	0.6	16,474,735
News Corp., Class A	300,850	0.3	9,317,324
The Walt Disney Co.	272,093	0.6	17,098,324
Other Securities		1.9	49,408,255

		3.4	92,298,638

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	238,205	0.4	10,969,340
Amgen, Inc.	112,768	0.4	11,751,553
Bristol-Myers Squibb Co.	246,250	0.4	9,781,050
Gilead Sciences, Inc. *	229,980	0.4	11,646,187
Johnson & Johnson	421,270	1.3	35,904,842
Merck & Co., Inc.	455,570	0.8	21,411,790
Pfizer, Inc.	1,083,501	1.2	31,497,374
Other Securities		2.9	78,585,200

		7.8	211,547,336

Real Estate 3.9%
Other Securities		3.9	106,915,186

Retailing 4.2%
Amazon.com, Inc. *	54,800	0.5	13,908,788
The Home Depot, Inc.	225,370	0.6	16,530,889
Other Securities		3.1	83,382,812

		4.2	113,822,489

Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	746,932	0.7	17,889,021
Other Securities		1.4	37,948,075

		2.1	55,837,096

Software & Services 9.1%
Google, Inc., Class A *	40,265	1.2	33,201,311
International Business Machines Corp.	157,910	1.2	31,983,091
Microsoft Corp.	1,136,250	1.4	37,609,875
Oracle Corp.	556,549	0.7	18,243,676
Visa, Inc., Class A	77,800	0.5	13,106,188
Other Securities		4.1	111,280,711

		9.1	245,424,852

Technology Hardware & Equipment 5.7%
Apple, Inc.	141,600	2.3	62,693,400
Cisco Systems, Inc.	803,609	0.6	16,811,500
QUALCOMM, Inc.	259,000	0.6	15,959,580
Other Securities		2.2	58,857,666

		5.7	154,322,146

Telecommunication Services 2.6%
AT&T, Inc.	827,756	1.1	31,007,740
Verizon Communications, Inc.	430,772	0.9	23,222,919
Other Securities		0.6	16,985,786

		2.6	71,216,445

Transportation 1.9%
Union Pacific Corp.	70,900	0.4	10,490,364
Other Securities		1.5	40,456,031

		1.9	50,946,395

Utilities 3.6%
Other Securities		3.6	97,533,466

Total Common Stock
(Cost $1,813,770,978)			2,648,285,384

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			—

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	4

Total Warrants
(Cost $—)			4

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 1.8% of net assets

Time Deposit 1.7%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 05/01/13	46,397,197	1.7	46,397,197

U.S. Treasury Obligation 0.1%
Other Securities		0.1	3,149,709

Total Short-Term Investments
(Cost $49,546,906)			49,546,906

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.7% of net assets

Wells Fargo Advantage Government Money Market Fund	19,140,972	0.7	19,140,972

Total Collateral Invested for Securities on Loan
(Cost $19,140,972)			19,140,972

End of Collateral Invested for Securities on Loan.

36 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/13 tax basis cost of the fund’s investments was $1,877,499,703 and the unrealized appreciation and depreciation were $931,961,728 and ($111,629,137), respectively, with a net unrealized appreciation of $820,332,591.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $4 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/21/13	65	6,143,150	89,586
S&P 500 Index, e-mini, Long, expires 06/21/13	550	43,785,500	1,393,351

Net unrealized gains			1,482,937

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,648,285,384	$—	$—	$2,648,285,384
Rights[1]	—	—	—	—
Warrants[1]	4	—	—	4
Short-Term Investments[1]	—	49,546,906	—	49,546,906

Total	$2,648,285,388	$49,546,906	$—	$2,697,832,294

Other Financial Instruments
Collateral Invested for Securities on Loan	$19,140,972	$—	$—	$19,140,972
Futures Contracts[2]	1,482,937	—	—	1,482,937

[1]	As categorized in complete schedule of holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$86,391	$966	($30,585)	$—	($56,772)	$—	$—	$—

Total	$86,391	$966	($30,585)	$—	($56,772)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

See financial notes 37

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated issuers, at value (cost $3,006,243)		$2,775,097
Investments in unaffiliated issuers, at value (cost $1,860,311,641) including securities on loan of $18,739,170	+	2,695,057,197

Total investments, at value (cost $1,863,317,884)		2,697,832,294
Collateral invested for securities on loan		19,140,972
Receivables:
Investments sold		46,329
Fund shares sold		4,384,550
Dividends		2,189,509
Due from broker for futures		141,673
Income from securities on loan		70,561
Foreign tax reclaims		3,631
Interest		39
Prepaid expenses	+	24,491

Total assets		2,723,834,049

Liabilities

Collateral held for securities on loan		19,140,972
Payables:
Investments bought		348,569
Investment adviser and administrator fees		11,999
Shareholder service fees		5,181
Fund shares redeemed		1,488,931
Accrued expenses	+	49,705

Total liabilities		21,045,357

Net Assets

Total assets		2,723,834,049
Total liabilities	−	21,045,357

Net assets		$2,702,788,692

Net Assets by Source
Capital received from investors		1,866,685,791
Net investment income not yet distributed		12,565,559
Net realized capital losses		(13,532,495)
Net unrealized capital gains		837,069,837

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,702,788,692		92,974,812		$29.07

38 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated issuer		$19,071
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $26,922)		27,970,886
Interest		8,773
Securities on loan	+	390,450

Total investment income		28,389,180

Expenses

Investment adviser and administrator fees		728,783
Shareholder service fees		234,376
Portfolio accounting fees		54,190
Transfer agent fees		50,814
Shareholder reports		38,009
Custodian fees		35,076
Registration fees		30,577
Professional fees		25,698
Trustees’ fees		9,839
Other expenses	+	23,783

Total expenses		1,231,145
Expense reduction by CSIM and its affiliates	−	137,970

Net expenses	−	1,093,175

Net investment income		27,296,005

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,997,509
Net realized gains on futures contracts	+	4,803,155

Net realized gains		6,800,664
Net unrealized gains on affiliated issuer		533,148
Net unrealized gains on unaffiliated investments		310,996,020
Net unrealized gains on futures contracts	+	1,984,918

Net unrealized gains	+	313,514,086

Net realized and unrealized gains		320,314,750

Increase in net assets resulting from operations		$347,610,755

See financial notes 39

 Schwab Total Stock Market Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$27,296,005	$39,674,206
Net realized gains		6,800,664	12,059,250
Net unrealized gains	+	313,514,086	211,001,775

Increase in net assets from operations		347,610,755	262,735,231

Distributions to Shareholders

Distributions from net investment income		($47,503,974)	($32,188,219)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,524,045	$390,473,479	21,918,622	$541,100,465
Shares reinvested		1,519,219	38,800,859	1,240,438	27,500,498
Shares redeemed	+	(9,889,510)	(266,270,555)	(12,563,348)	(306,292,186)

Net transactions in fund shares		6,153,754	$163,003,783	10,595,712	$262,308,777

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		86,821,058	$2,239,678,128	76,225,346	$1,746,822,339
Total increase	+	6,153,754	463,110,564	10,595,712	492,855,789

End of period		92,974,812	$2,702,788,692	86,821,058	$2,239,678,128

Net investment income not yet distributed			$12,565,559		$32,773,528

40 See financial notes

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	16.32		16.02	17.31	16.26	13.95	25.95

Income (loss) from investment operations:
Net investment income (loss)	0.27		0.57	0.57	0.48	0.37	0.68
Net realized and unrealized gains (losses)	2.38		0.33	(1.38)	1.01	2.58	(12.13)

Total from investment operations	2.65		0.90	(0.81)	1.49	2.95	(11.45)
Less distributions:
Distributions from net investment income	(0.58)		(0.60)	(0.48)	(0.44)	(0.64)	(0.55)

Net asset value at end of period	18.39		16.32	16.02	17.31	16.26	13.95

Total return (%)	16.69	[2]	6.07	(4.83)	9.31	22.55	(45.02)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[3]	0.19	0.19	0.19	0.32 [4]	0.50
Gross operating expenses	0.23	[3]	0.23	0.21	0.22	0.41	0.54
Net investment income (loss)	3.13	[3]	3.66	3.26	2.88	2.92	3.15
Portfolio turnover rate	5	[2]	31 [5]	10	13	21	10
Net assets, end of period ($ x 1,000,000)	1,777		1,415	1,375	1,471	1,369	711

* Unaudited.

1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
5 Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 20, 2011.

See financial notes 41

 Schwab International Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

95.9%		Common Stock	1,271,956,797	1,703,066,687
0.5%		Preferred Stock	6,648,095	9,647,033
0.0%		Rights	749,437	189,972
0.5%		Other Investment Company	8,089,400	8,671,600
2.6%		Short-Term Investments	45,804,555	45,804,555

99.5%		Total Investments	1,333,248,284	1,767,379,847
0.7%		Collateral Invested for Securities on Loan	13,249,645	13,249,645
(0	.2)%	Other Assets and Liabilities, Net		(4,092,671)

100.0%		Net Assets		1,776,536,821

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 95.9% of net assets

Australia 8.9%
Australia & New Zealand Banking Group Ltd.	389,130	0.7	12,859,665
BHP Billiton Ltd.	459,710	0.9	15,454,974
Commonwealth Bank of Australia	230,333	1.0	17,556,180
National Australia Bank Ltd.	332,374	0.7	11,728,776
Westpac Banking Corp.	441,047	0.9	15,471,941
Other Securities		4.7	84,443,277

		8.9	157,514,813

Austria 0.3%
Other Securities		0.3	4,647,649

Belgium 1.1%
Anheuser-Busch InBev N.V.	114,981	0.6	11,046,285
Other Securities		0.5	8,731,979

		1.1	19,778,264

Denmark 1.1%
Novo Nordisk A/S, Class B	58,294	0.6	10,261,183
Other Securities		0.5	9,222,851

		1.1	19,484,034

Finland 0.7%
Other Securities		0.7	12,998,424

France 9.0%
BNP Paribas S.A.	143,573	0.5	8,005,328
Sanofi	170,501	1.0	18,433,806
Total S.A.	304,784	0.9	15,341,927
Other Securities		6.6	117,601,016

		9.0	159,382,077

Germany 7.4%
Allianz SE - Reg’d	65,263	0.5	9,653,737
BASF SE	131,468	0.7	12,307,057
Bayer AG - Reg’d	118,366	0.7	12,374,744
Daimler AG - Reg’d	129,861	0.4	7,200,149
SAP AG	131,865	0.6	10,512,533
Siemens AG - Reg’d	119,798	0.7	12,517,335
Other Securities		3.8	67,355,665

		7.4	131,921,220

Greece 0.1%
Other Securities		0.1	1,315,759

Hong Kong 3.0%
AIA Group Ltd.	1,724,000	0.4	7,669,139
Other Securities		2.6	45,055,423

		3.0	52,724,562

Ireland 0.2%
Other Securities		0.2	4,541,154

Israel 0.5%
Other Securities		0.5	8,471,530

Italy 2.0%
Eni S.p.A.	364,129	0.5	8,690,452
Other Securities		1.5	26,831,923

		2.0	35,522,375

Japan 21.3%
Honda Motor Co., Ltd.	233,339	0.5	9,310,801
Mitsubishi UFJ Financial Group, Inc.	1,823,909	0.7	12,374,930
Mizuho Financial Group, Inc.	3,271,434	0.4	7,198,649
Sumitomo Mitsui Financial Group, Inc.	192,246	0.5	9,086,954
Toyota Motor Corp.	394,803	1.3	22,913,505
Other Securities		17.9	317,652,667

		21.3	378,537,506

Netherlands 2.3%
Unilever N.V. CVA	233,168	0.6	9,935,601

42 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		1.7	30,537,122

		2.3	40,472,723

New Zealand 0.1%
Other Securities		0.1	2,238,130

Norway 0.8%
Other Securities		0.8	14,916,754

Portugal 0.2%
Other Securities		0.2	3,115,366

Singapore 1.7%
Other Securities		1.7	30,136,757

Spain 2.8%
Banco Bilbao Vizcaya Argentaria S.A.	779,929	0.4	7,592,270
Banco Santander S.A.	1,508,470	0.6	10,893,486
Telefonica S.A.	586,276	0.5	8,584,433
Other Securities		1.3	22,010,699

		2.8	49,080,888

Sweden 3.0%
Other Securities		3.0	53,957,470

Switzerland 8.7%
ABB Ltd. - Reg’d *	314,758	0.4	7,137,737
Nestle S.A. - Reg’d	461,587	1.9	32,916,896
Novartis AG - Reg’d	329,252	1.4	24,373,726
Roche Holding AG	100,562	1.4	25,174,730
UBS AG - Reg’d	521,220	0.5	9,297,737
Other Securities		3.1	55,293,525

		8.7	154,194,351

United Kingdom 20.7%
AstraZeneca plc	178,232	0.5	9,253,980
Barclays plc	1,664,521	0.4	7,427,885
BG Group plc	486,896	0.5	8,219,455
BHP Billiton plc	302,315	0.5	8,504,961
BP plc	2,728,786	1.1	19,773,167
British American Tobacco plc	276,577	0.9	15,332,106
Diageo plc	358,643	0.6	10,952,084
GlaxoSmithKline plc	702,732	1.0	18,131,519
HSBC Holdings plc	2,634,543	1.6	28,853,482
Rio Tinto plc	191,890	0.5	8,811,604
Royal Dutch Shell plc, A Shares	535,064	1.0	18,216,400
Royal Dutch Shell plc, B Shares	375,025	0.7	13,154,913
SABMiller plc	137,054	0.4	7,395,056
Standard Chartered plc	345,103	0.5	8,685,345
Unilever plc	183,710	0.4	7,959,548
Vodafone Group plc	7,039,947	1.2	21,480,953
Other Securities		8.9	155,962,423

		20.7	368,114,881

Total Common Stock
(Cost $1,271,956,797)			1,703,066,687

Preferred Stock 0.5% of net assets

Germany 0.5%
Other Securities		0.5	9,647,033

Total Preferred Stock
(Cost $6,648,095)			9,647,033

Rights 0.0% of net assets

Netherlands 0.0%
Other Securities		0.0	183,125

Spain 0.0%
Other Securities		0.0	6,847

Total Rights
(Cost $749,437)			189,972

Other Investment Company 0.5% of net assets

United States 0.5%
iShares MSCI EAFE Index Fund	140,000	0.5	8,671,600

Total Other Investment Company
(Cost $8,089,400)			8,671,600

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 2.6% of net assets

Time Deposits 2.4%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 05/01/13	42,259,898	2.4	42,259,898
Other Securities		0.1	1,024,933

		2.4	43,284,831

U.S. Treasury Obligation 0.2%
Other Securities		0.2	2,519,724

Total Short-Term Investments
(Cost $45,804,555)			45,804,555

End of Investments.

See financial notes 43

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.7% of net assets

Wells Fargo Advantage Government Money Market Fund	13,249,645	0.7	13,249,645

Total Collateral Invested for Securities on Loan
(Cost $13,249,645)			13,249,645

End of Collateral Invested for Securities on Loan.

At 04/30/13, the tax basis cost of the fund’s investments was $1,341,846,484 and the unrealized appreciation and depreciation were $552,055,617 and ($126,522,254), respectively, with a net unrealized appreciation of $425,533,363.

At 04/30/13, the values of certain foreign securities held by the fund aggregating $1,701,405,029 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

MSCI EAFE, e-mini, Long, expires 06/21/13	495	43,084,800	1,721,083

44 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$521,507,486	$—	$521,507,486
Australia	490,550	157,024,263	—	157,514,813
Denmark	897,760	18,586,274	—	19,484,034
France	5,301,156	154,080,921	—	159,382,077
Greece	1,015,400	300,359	—	1,315,759
Ireland	1,253,267	3,287,887	—	4,541,154
Japan	262,471	378,275,035	—	378,537,506
Netherlands	1,268,487	39,204,236	—	40,472,723
Portugal	747,974	2,367,392	—	3,115,366
Spain	22,088	49,058,800	—	49,080,888
United Kingdom	—	368,065,343	49,538	368,114,881
Preferred Stock[1]	—	9,647,033	—	9,647,033
Rights[1]	189,972	—	—	189,972
Other Investment Company[1]	8,671,600	—	—	8,671,600
Short-Term Investments[1]	—	45,804,555	—	45,804,555

Total	$20,120,725	$1,747,209,584	$49,538	$1,767,379,847

Other Financial Instruments
Collateral Invested for Securities on Loan	$13,249,645	$—	$—	$13,249,645
Futures Contract[2]	1,721,083	—	—	1,721,083

[1]	As categorized in complete schedule of holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock
United Kingdom	$—	$—	$929	$48,609	$—	$—	$—	$49,538
Preferred Stock
United Kingdom	30,829	282	(361)	—	(30,750)	—	—	—

Total	$30,829	$282	$568	$48,609	($30,750)	$—	$—	$49,538

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized gains (losses) for Level 3 investments held by the fund at April 30, 2013 was $930.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $2,269,842 and $3,182,487 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended April 30, 2013. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

See financial notes 45

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments, at value (cost $1,333,248,284) including securities on loan of $12,565,705		$1,767,379,847
Foreign currency, at value (cost $202)		202
Collateral invested for securities on loan		13,249,645
Receivables:
Dividends		7,384,393
Fund shares sold		2,825,308
Foreign tax reclaims		1,440,159
Income from securities on loan		157,860
Due from broker for futures		39,600
Interest		36
Prepaid expenses	+	22,532

Total assets		1,792,499,582

Liabilities

Collateral held for securities on loan		13,249,645
Payables:
Investments bought		402,373
Investment adviser and administrator fees		18,596
Shareholder service fees		3,041
Fund shares redeemed		2,110,999
Accrued expenses	+	178,107

Total liabilities		15,962,761

Net Assets

Total assets		1,792,499,582
Total liabilities	−	15,962,761

Net assets		$1,776,536,821

Net Assets by Source
Capital received from investors		1,363,370,421
Net investment income not yet distributed		9,426,289
Net realized capital losses		(32,101,202)
Net unrealized capital gains		435,841,313

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,776,536,821		96,608,278		$18.39

46 See financial notes

 Schwab International Index Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $1,706,775)		$25,515,408
Interest		6,435
Securities on loan	+	291,374

Total investment income		25,813,217

Expenses

Investment adviser and administrator fees		1,167,903
Shareholder service fees		152,606
Custodian fees		142,373
Index fee		98,340
Portfolio accounting fees		51,226
Transfer agent fees		38,318
Shareholder reports		37,476
Professional fees		30,909
Registration fees		17,986
Trustees’ fees		7,236
Interest expense		154
Other expenses	+	24,732

Total expenses		1,769,259
Expense reduction by CSIM and its affiliates	−	289,762

Net expenses	−	1,479,497

Net investment income		24,333,720

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,969,861
Net realized gains on futures contracts		1,758,230
Net realized losses on foreign currency transactions	+	(171,019)

Net realized gains		3,557,072
Net unrealized gains on investments		214,252,903
Net unrealized gains on futures contracts		1,721,083
Net unrealized gains on foreign currency translations	+	69,077

Net unrealized gains	+	216,043,063

Net realized and unrealized gains		219,600,135

Increase in net assets resulting from operations		$243,933,855

See financial notes 47

 Schwab International Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$24,333,720	$49,562,359
Net realized gains		3,557,072	54,688,994
Net unrealized gains (losses)	+	216,043,063	(22,069,338)

Increase in net assets from operations		243,933,855	82,182,015

Distributions to Shareholders

Distributions from net investment income		($50,551,708)	($51,830,156)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		16,013,455	$274,091,059	14,938,008	$230,299,984
Shares reinvested		2,784,477	45,581,882	3,211,483	47,080,346
Shares redeemed	+	(8,868,544)	(151,491,725)	(17,316,607)	(267,897,568)

Net transactions in fund shares		9,929,388	$168,181,216	832,884	$9,482,762

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		86,678,890	$1,414,973,458	85,846,006	$1,375,138,837
Total increase	+	9,929,388	361,563,363	832,884	39,834,621

End of period		96,608,278	$1,776,536,821	86,678,890	$1,414,973,458

Net investment income not yet distributed			$9,426,289		$35,644,277

48 See financial notes

 Schwab Equity Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the “trusts”) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2035 Fund
Schwab S&P 500 Index Fund	Schwab Target 2040 Fund
Schwab Small-Cap Index Fund	Schwab Target 2045 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2050 Fund
Schwab International Index Fund	Schwab Target 2055 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Balanced Portfolio	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Conservative Portfolio	Schwab Fundamental International Small Company Index Fund
Laudus Small-Cap MarketMasters Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus International MarketMasters Fund	Schwab Monthly Income Fund – Moderate Payout
Schwab Balanced Fund	Schwab Monthly Income Fund – Enhanced Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund – Maximum Payout
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund	Schwab Investments (organized October 26, 1990)
Schwab Small-Cap Equity Fund	Schwab 1000 Index Fund
Schwab Hedged Equity Fund	Schwab Short-Term Bond Market Fund
Schwab Financial Services Fund	Schwab Intermediate-Term Bond Fund
Schwab Health Care Fund	(formerly Schwab Premier Income Fund)
Schwab International Core Equity Fund	Schwab Total Bond Market Fund
Schwab Target 2010 Fund	Schwab GNMA Fund
Schwab Target 2015 Fund	Schwab Treasury Inflation Protected Securities Index Fund
Schwab Target 2020 Fund	Schwab Tax-Free Bond Fund
Schwab Target 2025 Fund	Schwab California Tax-Free Bond Fund
Schwab Target 2030 Fund	Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where

 49

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Futures and forward foreign currency exchange contracts: Futures and forwards are valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s forward exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values. Exchange trade funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

50

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of April 30, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Foreign Currency Exchange Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized gains or losses until the contracts settle, at which time the gains or losses are realized.

Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to have a value of at least 102% of the prior day’s market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

If applicable, the value of the securities on loan as of April 30, 2013 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities and the complete Portfolio Holdings.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

 51

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

52

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2013, if any, are reflected in the funds’ Statements of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

(l) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU No. 2011-11 may have on the funds’ financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that investors could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

As an index fund, each fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error”. Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Each fund invests in companies measured by its respective index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of the index.

If a fund uses a sampling method, the fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in its benchmark index.

To the extent that a fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, or asset class.

 53

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — bonds, for instance — a fund’s large- and mid-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and each trust.

For its advisory and administrative services to the Schwab 1000 Index Fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Schwab
1000
% of Average Daily Net Assets	Index Fund

First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%

54

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Schwab
Schwab	Schwab	Total Stock	Schwab
S&P 500	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund

0.06%	0.15%	0.06%	0.15%

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.02%	0.10%	0.02%	0.02%	0.02%

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.09%	0.29%	0.17%	0.09%	0.19%

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the Schwab Equity Index Funds during the report period:

	Balance			Balance		Realized	Dividends
	of Shares			of Shares	Market	Gains (Losses)	Received
	Held at	Gross	Gross	Held at	Value at	11/01/12	11/01/12
Fund	10/31/12	Additions	Sales	04/30/13	04/30/13	to 04/30/13	to 04/30/13

Schwab S&P 500 Index Fund	1,085,681	—	—	1,085,681	$18,413,150	$—	$130,282
Schwab 1000 Index Fund	367,065	—	—	367,065	6,225,422	—	44,048
Schwab Total Stock Market Index Fund	154,226	9,400	—	163,626	2,775,097	—	19,071

 55

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentages of each fund shares in this report owned by other Schwab Funds as of April 30, 2013:

					Schwab
	Schwab		Schwab	Schwab	Total Stock	Schwab
	S&P 500		1000	Small-Cap	Market	International
	Index Fund		Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack All Equity Portfolio	1.6%		—%	6.6%	—%	9.1%
Schwab MarketTrack Growth Portfolio	1.7%		—%	6.3%	—%	7.1%
Schwab MarketTrack Balanced Portfolio	0.9%		—%	3.5%	—%	3.9%
Schwab MarketTrack Conservative Portfolio	0.3%		—%	1.0%	—%	1.2%
Schwab MarketTrack Growth Portfolio II	0.1%		0.1%	0.3%	—%	0.3%
Schwab Target 2010 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2015 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2020 Fund	0.2%		—%	—%	—%	—%
Schwab Target 2025 Fund	0.1%		—%	—%	—%	—%
Schwab Target 2030 Fund	0.4%		—%	—%	—%	—%
Schwab Target 2035 Fund	0.1%		—%	—%	—%	—%
Schwab Target 2040 Fund	0.4%		—%	—%	—%	—%
Schwab Target 2045 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2050 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2045 Fund	0.0%	*	—%	—%	—%	—%

*	Less than 0.05%

Certain other related parties may own shares of Schwab funds in this report. As of April 30, 2013, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab Small Cap Index Fund and the Schwab Total Stock Market Fund were 2.6% and 6.2%, respectively.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

56

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

7. Derivatives:

Certain funds entered into equity index futures contracts (“futures”) during the report period. The funds invested in futures to equitize available cash. The fair value and due to brokers for futures contracts held at April 30, 2013 are presented on the face of the Portfolio Holdings and Statement of Assets, respectively. The net realized/unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:

	Contract Values	Number of Contracts

Schwab S&P 500 Index Fund	$307,200,292	4,058
Schwab 1000 Index Fund	17,757,204	233
Schwab Small-Cap Index Fund	45,497,967	513
Schwab Total Stock Market Index Fund	51,655,358	675
Schwab International Index Fund	40,645,050	486

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab S&P 500 Index Fund	$444,882,106	$43,114,568
Schwab 1000 Index Fund	127,235,884	239,420,270
Schwab Small-Cap Index Fund	98,677,329	39,975,208
Schwab Total Stock Market Index Fund	145,407,106	17,342,591
Schwab International Index Fund	175,337,681	79,190,397

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/12-4/30/13)	(11/1/11-10/31/12)

Schwab S&P 500 Index Fund	$111,137	$148,766
Schwab 1000 Index Fund	24,658	18,501
Schwab Small-Cap Index Fund	11,886	13,063
Schwab Total Stock Market Index Fund	21,933	149,791
Schwab International Index Fund	6,812	11,378

 57

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2012, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2013	$118,657,105	$—	$—	$—	$—
October 31, 2014	109,256,533	—	—	—	—
October 31, 2015	89,645,092	—	—	—	—
October 31, 2016	77,879,594	—	—	2,244,763	—
October 31, 2017	20,049,252	—	—	4,871,496	26,290,338

Total	$415,487,576	$—	$—	$7,116,259	$26,290,338

For the year ended October 31, 2012, the funds had capital losses utilized as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital losses utilized	$20,828,436	$—	$—	$12,375,982	$50,888,806

As of October 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2012, the funds did not incur any interest or penalties.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

58

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 94 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	77	Director,WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2011.)	Private Investor.	77	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	77	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

 59

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993 and Schwab Investments since 1991.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	94	None

60

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust and Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust and Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust and Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust and Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust and Schwab Investments since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust and Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab. In addition to their employment with Schwab, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 61

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

62

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13562-17
00098630

Semiannual report dated April 30, 2013, enclosed.

Schwab Active Equity Funds

Schwab Core Equity Fundtm

Schwab Dividend Equity Fundtm

Schwab Large-Cap Growth Fundtm

Schwab Small-Cap Equity Fundtm

Schwab Hedged Equity Fundtm

Schwab Financial Services Fundtm

Schwab Health Care Fundtm

Schwab® International Core
Equity Fund

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This wrapper is not part of the shareholder report.

Schwab Active Equity Funds

Semiannual Report
April 30, 2013

Schwab Core Equity Fundtm

Schwab Dividend Equity Fundtm

Schwab Large-Cap Growth Fundtm

Schwab Small-Cap Equity Fundtm

Schwab Hedged Equity Fundtm

Schwab Financial Services Fundtm

Schwab Health Care Fundtm

Schwab® International Core
Equity Fund

Schwab Active Equity Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Six Months Ended April 30, 2013

Schwab Core Equity Fundtm (Ticker Symbol: SWANX)	13.55%

S&P 500® Index	14.42%
Fund Category: Morningstar Large-Cap Blend	14.54%

Performance Details	page 7

Schwab Dividend Equity Fundtm (Ticker Symbol: SWDSX)	15.60%

S&P 500® Index	14.42%
Fund Category: Morningstar Large-Cap Value	15.17%

Performance Details	page 8

Schwab Large-Cap Growth Fundtm (Ticker Symbol: SWLSX)	13.33%

Russell 1000 Growth Index	13.71%
Fund Category: Morningstar Large-Cap Growth	12.89%

Performance Details	page 9

Schwab Small-Cap Equity Fundtm (Ticker Symbol: SWSCX)	19.26%

Russell 2000® Index	16.58%
Fund Category: Morningstar Small-Cap Blend	16.46%

Performance Details	page 10

Schwab Hedged Equity Fundtm (Ticker Symbol: SWHEX)	8.37%

S&P 500® Index	14.42%
Fund Category: Morningstar Long-Short	6.22%

Performance Details	page 11

Schwab Financial Services Fundtm (Ticker Symbol: SWFFX)	18.47%

S&P 1500 SuperComposite Financials Sector Index	18.90%
Fund Category: Morningstar Financial Services	16.88%

Performance Details	page 12

Schwab Health Care Fundtm1 (Ticker Symbol: SWHFX)	20.91%

Dow Jones Global Health Care Index	20.36%
Fund Category: Morningstar Health Care	22.75%

Performance Details	page 13

Schwab® International Core Equity Fund[1] (Ticker Symbol: SICNX)	16.90%

MSCI EAFE Index® (Gross)*	17.18%
Fund Category: Morningstar Foreign Large-Cap Blend	14.02%

Performance Details	pages 14-15

Minimum Initial Investment[2]	$100

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

*	The MSCI EAFE Index® is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.
[2]	Please see the funds’ prospectus for further detail and eligibility requirements.

Schwab Active Equity Funds 3

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Schwab Active Equity Funds. Each fund employs a disciplined approach to investing that attempts to balance risks and expected returns. Schwab Equity Ratings® is our proprietary method of evaluating equities and plays a role in each fund’s multi-step security selection process.

For the six months ended April 30, 2013, the returns of the funds reflected a strong rally by stocks in U.S. and developed international markets. The backdrop for these performances included efforts undertaken by the Federal Reserve and many central banks around the world to stimulate faster economic growth by keeping interest rates low. This was particularly the case in Japan, where aggressive central bank policies helped fuel a rally by equities, while the yen depreciated sharply versus the U.S. dollar. In general, stocks benefited from these policies and from reduced concerns about the euro zone’s sovereign debt crisis and the U.S. fiscal cliff. Equities were also supported by some signs of improvement in the U.S. housing market.

Many U.S. stock market indices finished at or near record highs, while mid-cap stocks provided larger returns than small- and large-cap stocks. Shares of companies in the Health Care and Financials sectors generated some of the highest returns, while shares of companies in the Information Technology and Materials sectors underperformed by comparison. For the six months, the S&P 500 Index returned 14.4% and the MSCI EAFE Index (gross) returned 17.2%.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

14.42%	S&P 500® Index: measures U.S. large-cap stocks

16.58%	Russell 2000® Index: measures U.S. small-cap stocks

17.18%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.90%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.04%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

4 Schwab Active Equity Funds

From the President continued

For the six months ended April 30, 2013, the returns of the funds reflected a strong rally by stocks in U.S. and developed international markets.

We also wanted to share some exciting news about the long-term performance of our Schwab Hedged Equity Fund. Lipper named the fund as its “Best Long/Short Equity Fund over Ten Years” in March 2013.* This award reflects the results of our commitment to provide shareholders with high-quality investment solutions.

For more information about the Schwab Active Equity Funds, including the Schwab Hedged Equity Fund, please continue reading this report. In addition, you can find answers to frequently asked questions and more details about the funds by visiting www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

*	The Lipper Fund Awards recognize funds that have excelled in delivering consistently strong risk adjusted performance, relative to peers. Lipper, a Thomson Reuters company, uses the Lipper Leader for Consistent Return methodology to designate award-winning funds in most individual classifications for the 3-, 5-, and 10-year periods. Lipper Rankings are based on average annual total returns. As of 4/30/2013, the Schwab Hedged Equity Fund rankings within the Lipper Long/Short Equity Funds category for the 1-, 3-, 5-, and 10-year periods were 52/168, 38/95, 10/57, and 5/24, respectively.

Schwab Active Equity Funds 5

Fund Management

Jonas Svallin, CFA Managing Director and Head of Disciplined Active Equity Strategies, leads the portfolio management team of Schwab’s disciplined active equity funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2012, Mr. Svallin spent nearly three years as a partner and a director of quantitative analytics and research at Fiduciary Research & Consulting, where he provided oversight of quantitative analytics and risk management efforts. From 2003 until 2009, Mr. Svallin was a principal and head portfolio manager at Algert Coldiron Investors (ACI). Prior to joining ACI, Mr. Svallin worked as a quantitative research associate at RCM Capital Management and a senior consultant at FactSet Research Systems.

Paul Alan Davis, CFA Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Davis has been a portfolio manager with CSIM since 2004, and also worked in performance management, competitive analysis and fund administration since beginning his tenure at the firm in 2003. Prior to joining CSIM, Mr. Davis worked for several investment advisory firms in different capacities. His roles included portfolio management, trading and compliance. He has more than 12 years of experience in portfolio management.

Wei Li, Ph.D., CFA Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for Schwab Core Equity Fund, Schwab International Core Equity Fund, and Schwab Small-Cap Equity Fund. Prior to joining CSIM in 2012, Ms. Li spent more than ten years at BlackRock, Inc. (formerly Barclays Global Investors), where she held a number of positions. From 2001 to 2009, she worked in various roles in the Global Advanced Active group, including portfolio management and quantitative research for both U.S. and international equity markets. After 2009, she worked in the defined contribution research and product development area for almost two years.

6 Schwab Active Equity Funds

Schwab Core Equity Fund™

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Core Equity Fundtm (7/1/96)	13.55%	15.31%	4.52%	8.14%
S&P 500® Index	14.42%	16.89%	5.21%	7.88%
Fund Category: Morningstar Large-Cap Blend	14.54%	15.95%	4.18%	7.49%

Fund Expense Ratio4: 0.73%

 Statistics

Number of Holdings	138
Weighted Average Market Cap ($ x 1,000,000)	$88,272
Price/Earnings Ratio (P/E)	16.8
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[5]	53%

 Sector Weightings % of Investments

Information Technology	17.4%
Financials	16.3%
Health Care	13.3%
Consumer Discretionary	12.5%
Energy	10.9%
Consumer Staples	10.3%
Industrials	7.5%
Utilities	5.9%
Telecommunication Services	2.7%
Materials	2.2%
Other	1.0%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Wells Fargo & Co.	3.1%
Chevron Corp.	3.0%
Pfizer, Inc.	3.0%
JPMorgan Chase & Co.	2.8%
Apple, Inc.	2.6%
Oracle Corp.	2.0%
Thermo Fisher Scientific, Inc.	1.9%
Cisco Systems, Inc.	1.8%
Exxon Mobil Corp.	1.8%
PepsiCo, Inc.	1.7%
Total	23.7%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On May 21, 2009, the Laudus U.S. MarketMasters Fund merged into the fund. And, on September 7, 2012, the Schwab Premier Equity Fund merged into the fund (see financial note 12).
[4]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Active Equity Funds 7

Schwab Dividend Equity Fund™

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Dividend Equity Fundtm (9/2/03)	15.60%	17.62%	5.51%	8.22%
S&P 500® Index	14.42%	16.89%	5.21%	7.04%
Fund Category: Morningstar Large-Cap Value	15.17%	18.19%	3.95%	6.87%

Fund Expense Ratio4: 0.89%

 Yields1

30-Day SEC Yield	1.67%

 Statistics

Number of Holdings	130
Weighted Average Market Cap ($ x 1,000,000)	$86,215
Price/Earnings Ratio (P/E)	8.2
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate[5]	41%

 Sector Weightings % of Investments

Financials	25.6%
Energy	13.2%
Consumer Discretionary	10.9%
Health Care	9.7%
Information Technology	9.1%
Industrials	7.9%
Consumer Staples	7.9%
Utilities	6.8%
Materials	5.0%
Telecommunication Services	3.2%
Other	0.7%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Chevron Corp.	3.4%
JPMorgan Chase & Co.	3.4%
Wells Fargo & Co.	3.4%
Pfizer, Inc.	3.2%
General Electric Co.	2.9%
Exxon Mobil Corp.	2.9%
Merck & Co., Inc.	2.7%
Cisco Systems, Inc.	2.6%
ConocoPhillips	2.4%
AT&T, Inc.	2.1%
Total	29.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns or yields would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Active Equity Funds

Schwab Large-Cap Growth Fund™

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Large-Cap Growth Fundtm (10/3/05)	13.33%	11.10%	5.18%	5.09%
Russell 1000 Growth Index	13.71%	12.60%	6.66%	6.73%
Fund Category: Morningstar Large-Cap Growth	12.89%	10.56%	4.47%	5.39%

Fund Expense Ratios4: Net 0.99%; Gross 1.05%

 Statistics

Number of Holdings	120
Weighted Average Market Cap ($ x 1,000,000)	$75,878
Price/Earnings Ratio (P/E)	16.9
Price/Book Ratio (P/B)	3.5
Portfolio Turnover Rate[5]	47%

 Sector Weightings % of Investments

Information Technology	30.2%
Consumer Discretionary	17.9%
Health Care	13.6%
Consumer Staples	11.0%
Industrials	9.5%
Financials	6.3%
Energy	4.4%
Materials	3.7%
Telecommunication Services	1.8%
Utilities	1.0%
Other	0.6%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Apple, Inc.	4.7%
PepsiCo, Inc.	3.1%
Oracle Corp.	2.8%
Accenture plc, Class A	2.5%
Google, Inc., Class A	2.1%
Celgene Corp.	2.1%
The TJX Cos., Inc.	1.9%
Amgen, Inc.	1.9%
Symantec Corp.	1.9%
The Home Depot, Inc.	1.9%
Total	24.9%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Active Equity Funds 9

Schwab Small-Cap Equity Fund™

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Small-Cap Equity Fundtm (7/1/03)	19.26%	22.80%	7.63%	10.36%
Russell 2000® Index	16.58%	17.69%	7.27%	9.32%
Fund Category: Morningstar Small-Cap Blend	16.46%	16.46%	6.68%	9.13%

Fund Expense Ratio4: 1.12%

 Statistics

Number of Holdings	369
Weighted Average Market Cap ($ x 1,000,000)	$1,421
Price/Earnings Ratio (P/E)	30.5
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate[5]	56%

 Sector Weightings % of Investments

Financials	20.3%
Information Technology	19.3%
Health Care	14.4%
Industrials	13.8%
Consumer Discretionary	13.3%
Materials	7.0%
Energy	5.3%
Consumer Staples	3.2%
Utilities	1.9%
Telecommunication Services	0.7%
Other	0.8%
Total	100.0%

 Top Equity Holdings % of Net Assets6

PAREXEL International Corp.	0.9%
RLJ Lodging Trust	0.9%
EnerSys, Inc.	0.9%
Cubist Pharmaceuticals, Inc.	0.9%
STERIS Corp.	0.9%
First Industrial Realty Trust, Inc.	0.9%
The Children’s Place Retail Stores, Inc.	0.8%
DCT Industrial Trust, Inc.	0.8%
Acxiom Corp.	0.8%
Black Hills Corp.	0.8%
Total	8.6%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 28, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Active Equity Funds

Schwab Hedged Equity Fund™

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Hedged Equity Fundtm (9/3/02)	8.37%	9.85%	3.52%	6.70%
S&P 500® Index	14.42%	16.89%	5.21%	7.88%
Fund Category: Morningstar Long-Short	6.22%	5.85%	2.00%	5.14%

Fund Expense Ratios4: Net 2.08%; Gross 2.13%

 Statistics

Number of Holdings
Long Holdings	129
Short Holdings	111
Weighted Average Market Cap ($ x 1,000,000)
Long Holdings	$59,262
Short Holdings	$5,851
Price/Earnings Ratio (P/E)
Long Holdings	16.0
Short Holdings	11.1
Price/Book Ratio (P/B)
Long Holdings	1.9
Short Holdings	2.6
Portfolio Turnover Rate[5]	72%
Portfolio Turnover Rate excluding short sales[5]	40%

 Top Equity Long Holdings
 % of Net Assets6

Pfizer, Inc.	3.0%
JPMorgan Chase & Co.	2.3%
Wells Fargo & Co.	2.3%
Apple, Inc.	2.2%
Symantec Corp.	2.1%
Total	11.9%

 Top Equity Short Holdings
 % of Net Assets6

Cirrus Logic, Inc.	1.1%
Walter Investment Management Corp.	1.0%
Pandora Media, Inc.	1.0%
The Hain Celestial Group, Inc.	0.9%
Dorman Products, Inc.	0.9%
Total	4.9%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The Hedged Equity Fund’s long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 28, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Active Equity Funds 11

Schwab Financial Services Fund™

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Financial Services Fundtm (7/3/00)	18.47%	20.85%	-0.59%	4.65%
S&P 1500 SuperComposite Financials Sector Index	18.90%	23.17%	-3.48%	1.03%
S&P 500® Index	14.42%	16.89%	5.21%	7.88%
Fund Category: Morningstar Financial Services	16.88%	21.52%	0.23%	3.18%

Fund Expense Ratios3: Net 0.94%; Gross 1.10%

 Statistics

Number of Holdings	60
Weighted Average Market Cap ($ x 1,000,000)	$65,981
Price/Earnings Ratio (P/E)	18.3
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate[4]	55%

 Industry Weightings % of Investments

Diversified Financials	35.3%
Real Estate	23.1%
Insurance	22.2%
Banks	18.4%
Other	1.0%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Wells Fargo & Co.	8.5%
JPMorgan Chase & Co.	8.4%
Citigroup, Inc.	4.7%
Berkshire Hathaway, Inc,. Class B	4.5%
Bank of America Corp.	4.2%
The Goldman Sachs Group, Inc.	4.0%
Simon Property Group, Inc.	3.5%
The Travelers Cos., Inc.	3.0%
State Street Corp.	2.8%
The Bank of New York Mellon Corp.	2.8%
Total	46.4%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Since the Financial Services Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Active Equity Funds

Schwab Health Care Fund™

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Health Care Fundtm (7/3/00)	20.91%	29.26%	11.88%	13.79%
Dow Jones Global Health Care Index	20.36%	29.80%	10.49%	9.43%
S&P 500® Index	14.42%	16.89%	5.21%	7.88%
Fund Category: Morningstar Health Care	22.75%	29.26%	12.34%	10.77%

Fund Expense Ratios3: Net 0.82%; Gross 0.85%

 Statistics

Number of Holdings	106
Weighted Average Market Cap ($ x 1,000,000)	$79,918
Price/Earnings Ratio (P/E)	24.2
Price/Book Ratio (P/B)	2.9
Portfolio Turnover Rate[4]	21%

 Industry Weightings % of Investments

Pharmaceuticals, Biotechnology & Life Sciences	70.7%
Healthcare – Services	26.1%
Materials	0.4%
Capital Goods	0.3%
Other	2.5%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Johnson & Johnson	6.6%
Pfizer, Inc.	6.4%
Merck & Co., Inc.	5.1%
Medtronic,Inc.	3.8%
Eli Lily & Co.	3.7%
Celgene Corp.	3.5%
Amgen, Inc.	3.4%
Novartis AG – Reg’d	3.4%
AbbVie, Inc.	3.0%
UnitedHealth Group, Inc.	3.0%
Total	41.9%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Since the Health Care Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Active Equity Funds 13

Schwab® International Core Equity Fund

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab® International Core Equity Fund (5/30/08)	16.90%	21.68%	10.20%	0.27%
MSCI EAFE Index® (Gross)*	17.18%	19.96%	7.96%	-0.56%
Fund Category: Morningstar Foreign Large-Cap Blend	14.02%	15.45%	6.55%	-1.61%

Fund Expense Ratios4: Net 0.87%; Gross 1.17%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

*	The MSCI EAFE Index® is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 7, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Institutional Shares. On December 3, 2009, the Laudus Rosenberg International Equity Fund merged into the fund.
[4]	As stated in the prospectus. Includes acquired fund fees and expenses incurred indirectly by the fund through its investments in other investment companies. The annualized weighted average expense ratio of these investment companies was 0.01%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

14 Schwab Active Equity Funds

 Schwab® International Core Equity Fund

Performance and Fund Facts as of 04/30/13 continued

 Statistics

Number of Holdings	217
Weighted Average Market Cap ($ x 1,000,000)	$59,802
Price/Earnings Ratio (P/E)	16.0
Price/Book Ratio (P/B)	0.7
Portfolio Turnover Rate[1]	47%

 Sector Weightings % of Investments

Financials	22.3%
Industrials	13.9%
Health Care	12.1%
Consumer Staples	11.8%
Consumer Discretionary	11.5%
Energy	8.8%
Materials	6.5%
Information Technology	5.5%
Utilities	3.3%
Telecommunication Services	2.4%
Other	1.9%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Novartis AG – Reg’d	2.4%
Roche Holding AG	2.1%
Unilever N.V. CVA	1.9%
AstraZeneca plc	1.9%
Siemens AG – Reg’d	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.8%
Toyota Motor Corp.	1.7%
Japan Tobacco, Inc.	1.7%
BNP Paribas S.A.	1.7%
BP plc	1.6%
Total	18.7%

 Country Weightings % of Investments

Japan	21.7%
United Kingdom	20.7%
France	8.7%
Germany	8.2%
Australia	8.2%
Switzerland	7.9%
Netherlands	4.0%
Sweden	3.2%
Spain	2.9%
Hong Kong	2.6%
Other Countries	11.9%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Active Equity Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2012 and held through April 30, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/12	at 4/30/13	11/1/12–4/30/13

Schwab Core Equity Fundtm
Actual Return	0.72%	$1,000	$1,135.50	$3.81
Hypothetical 5% Return	0.72%	$1,000	$1,021.22	$3.61
Schwab Dividend Equity Fundtm
Actual Return	0.89%	$1,000	$1,156.00	$4.76
Hypothetical 5% Return	0.89%	$1,000	$1,020.38	$4.46
Schwab Large-Cap Growth Fundtm
Actual Return	0.99%	$1,000	$1,133.30	$5.31
Hypothetical 5% Return	0.99%	$1,000	$1,019.89	$4.96
Schwab Small-Cap Equity Fundtm
Actual Return	1.10%	$1,000	$1,192.60	$5.98
Hypothetical 5% Return	1.10%	$1,000	$1,019.34	$5.51
Schwab Hedged Equity Fundtm
Actual Return	2.80%	$1,000	$1,083.70	$14.47
Hypothetical 5% Return	2.80%	$1,000	$1,010.91	$13.96
Schwab Financial Services Fundtm
Actual Return	0.94%	$1,000	$1,184.70	$5.09
Hypothetical 5% Return	0.94%	$1,000	$1,020.13	$4.71
Schwab Health Care Fundtm
Actual Return	0.82%	$1,000	$1,209.10	$4.49
Hypothetical 5% Return	0.82%	$1,000	$1,020.73	$4.11
Schwab® International Core Equity Fund
Actual Return	0.86%	$1,000	$1,169.00	$4.63
Hypothetical 5% Return	0.86%	$1,000	$1,020.53	$4.31

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

16 Schwab Active Equity Funds

Schwab Core Equity Fund™

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	18.80		16.81	15.78	14.26	13.43	20.49

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.26	0.19	0.17	0.17	0.23
Net realized and unrealized gains (losses)	2.36		2.07	1.01	1.50	0.88	(7.06)

Total from investment operations	2.53		2.33	1.20	1.67	1.05	(6.83)
Less distributions:
Distributions from net investment income	(0.17)		(0.34)	(0.17)	(0.15)	(0.22)	(0.18)
Distributions from net realized gains	—		—	—	—	—	(0.05)

Total distributions	(0.17)		(0.34)	(0.17)	(0.15)	(0.22)	(0.23)

Net asset value at end of period	21.16		18.80	16.81	15.78	14.26	13.43

Total return (%)	13.55	[1]	13.99	7.60	11.77	8.11	(33.71)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.72	[2]	0.72	0.73	0.73	0.75	0.75
Gross operating expenses	0.73	[2]	0.73	0.73	0.74	0.78	0.78
Net investment income (loss)	1.76	[2]	1.37	1.06	1.05	1.39	1.28
Portfolio turnover rate	53	[1]	45 [3]	35	49	41 [4]	35
Net assets, end of period ($ x 1,000,000)	2,081		1,880	1,719	1,792	1,770	1,449

* Unaudited.

1 Not annualized.
2 Annualized.
3 Portfolio turnover excludes the impact of investment activity from a merger with another fund. See financial note 12 for additional information.
4 Portfolio turnover excludes the impact of investment activity from a merger with another fund.

See financial notes 17

 Schwab Core Equity Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Common Stock	1,730,878,388	2,061,035,189
0.9%		Other Investment Company	19,661,417	19,661,417
0.0%		Short-Term Investments	462,966	462,966

100.0%		Total Investments	1,751,002,771	2,081,159,572
0.3%		Collateral Invested for Securities on Loan	5,586,813	5,586,813
(0	.3)%	Other Assets and Liabilities, Net		(5,550,511)

100.0%		Total Net Assets		2,081,195,874

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Automobiles & Components 0.4%
Ford Motor Co.	528,000	7,238,880

Banks 3.2%
Ocwen Financial Corp. *	82,500	3,017,850
Wells Fargo & Co.	1,700,200	64,573,596

		67,591,446

Capital Goods 5.0%
3M Co.	34,700	3,633,437
AGCO Corp.	46,400	2,470,800
General Electric Co.	935,200	20,845,608
Honeywell International, Inc.	137,500	10,111,750
Ingersoll-Rand plc	51,500	2,770,700
Northrop Grumman Corp.	229,000	17,344,460
Roper Industries, Inc.	20,500	2,452,825
Textron, Inc.	717,000	18,462,750
The Boeing Co.	53,000	4,844,730
United Rentals, Inc. *	340,000	17,887,400
Wabtec Corp.	29,000	3,043,260

		103,867,720

Commercial & Professional Supplies 1.7%
Avery Dennison Corp.	266,300	11,038,135
Nielsen Holdings N.V.	224,000	7,754,880
The ADT Corp. *	368,500	16,081,340

		34,874,355

Consumer Durables & Apparel 1.2%
Hanesbrands, Inc. *	65,000	3,260,400
Jarden Corp. *	332,250	14,954,573
Mohawk Industries, Inc. *	52,000	5,765,760

		23,980,733

Consumer Services 2.2%
International Game Technology	1,537,600	26,062,320
MGM Resorts International *	200,000	2,824,000
Service Corp. International	314,200	5,303,696
Wyndham Worldwide Corp.	204,000	12,256,320

		46,446,336

Diversified Financials 7.4%
Bank of America Corp.	1,574,000	19,375,940
Citigroup, Inc.	315,000	14,697,900
JPMorgan Chase & Co.	1,181,240	57,892,572
Morgan Stanley	140,000	3,101,000
State Street Corp.	471,000	27,539,370
The Bank of New York Mellon Corp.	825,000	23,281,500
The Goldman Sachs Group, Inc.	60,500	8,837,235

		154,725,517

Energy 10.9%
Anadarko Petroleum Corp.	70,000	5,933,200
Chevron Corp.	515,100	62,847,351
ConocoPhillips	441,300	26,676,585
EOG Resources, Inc.	58,000	7,027,280
Exxon Mobil Corp.	415,100	36,939,749
Hess Corp.	54,700	3,948,246
Marathon Oil Corp.	592,500	19,356,975
Marathon Petroleum Corp.	190,700	14,943,252
Murphy Oil Corp.	270,565	16,799,381
National Oilwell Varco, Inc.	56,850	3,707,757
Occidental Petroleum Corp.	264,990	23,653,007
Phillips 66	42,900	2,614,755
Tesoro Corp.	61,000	3,257,400

		227,704,938

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	260,000	28,191,800
CVS Caremark Corp.	69,900	4,066,782
Safeway, Inc.	225,000	5,067,000
The Kroger Co.	226,400	7,783,632

		45,109,214

Food, Beverage & Tobacco 5.8%
Archer-Daniels-Midland Co.	735,000	24,945,900
Bunge Ltd.	125,700	9,076,797
Coca-Cola Enterprises, Inc.	715,500	26,208,765
Hillshire Brands Co.	70,000	2,513,700
Ingredion, Inc.	228,200	16,432,682
Molson Coors Brewing Co., Class B	116,500	6,011,400

18 See financial notes

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PepsiCo, Inc.	440,000	36,286,800

		121,476,044

Health Care Equipment & Services 3.0%
Baxter International, Inc.	35,000	2,445,450
Boston Scientific Corp. *	332,500	2,490,425
Cigna Corp.	437,500	28,949,375
Covidien plc	159,000	10,150,560
Medtronic, Inc.	360,500	16,828,140
UnitedHealth Group, Inc.	41,500	2,487,095

		63,351,045

Household & Personal Products 2.3%
Energizer Holdings, Inc.	126,000	12,170,340
The Procter & Gamble Co.	456,000	35,007,120

		47,177,460

Insurance 2.3%
Aflac, Inc.	208,500	11,350,740
American International Group, Inc. *	205,000	8,491,100
Berkshire Hathaway, Inc., Class B *	45,000	4,784,400
Prudential Financial, Inc.	40,000	2,416,800
Reinsurance Group of America, Inc.	76,500	4,785,075
The Travelers Cos., Inc.	129,000	11,017,890
Torchmark Corp.	74,000	4,593,180

		47,439,185

Materials 2.2%
Alcoa, Inc.	2,300,000	19,550,000
International Paper Co.	201,500	9,466,470
Monsanto Co.	45,000	4,806,900
PPG Industries, Inc.	43,800	6,444,732
Steel Dynamics, Inc.	319,000	4,797,760

		45,065,862

Media 2.0%
Comcast Corp., Class A	455,000	18,791,500
Lamar Advertising Co., Class A *	70,400	3,296,128
News Corp., Class A	280,000	8,671,600
Time Warner, Inc.	186,300	11,137,014

		41,896,242

Pharmaceuticals, Biotechnology & Life Sciences 10.3%
AbbVie, Inc.	220,000	10,131,000
Amgen, Inc.	198,652	20,701,525
Celgene Corp. *	298,000	35,184,860
Johnson & Johnson	85,000	7,244,550
Merck & Co., Inc.	584,080	27,451,760
Mylan, Inc. *	412,900	12,019,519
Pfizer, Inc.	2,125,400	61,785,378
Thermo Fisher Scientific, Inc.	480,700	38,782,876

		213,301,468

Real Estate 3.3%
CBL & Associates Properties, Inc.	118,500	2,860,590
Extra Space Storage, Inc.	221,400	9,648,612
National Retail Properties, Inc.	65,700	2,606,976
Prologis, Inc.	250,000	10,487,500
Simon Property Group, Inc.	121,000	21,546,470
Weyerhaeuser Co.	727,700	22,202,127

		69,352,275

Retailing 6.8%
Abercrombie & Fitch Co., Class A	378,100	18,738,636
Best Buy Co., Inc.	342,000	8,888,580
Foot Locker, Inc.	342,200	11,932,514
GameStop Corp., Class A (a)	171,000	5,967,900
Liberty Interactive Corp., Class A *	1,160,200	24,700,658
Macy’s, Inc.	666,500	29,725,900
Target Corp.	41,200	2,907,072
The Gap, Inc.	334,000	12,688,660
The Home Depot, Inc.	146,000	10,709,100
The TJX Cos., Inc.	301,000	14,679,770

		140,938,790

Semiconductors & Semiconductor Equipment 0.1%
LSI Corp. *	240,300	1,571,562

Software & Services 11.7%
Accenture plc, Class A	342,000	27,852,480
Activision Blizzard, Inc.	765,500	11,444,225
CA, Inc.	719,000	19,391,430
Cadence Design Systems, Inc. *	984,600	13,587,480
Cognizant Technology Solutions Corp., Class A *	190,000	12,312,000
Computer Sciences Corp.	470,500	22,042,925
Google, Inc., Class A *	14,500	11,956,265
International Business Machines Corp.	81,100	16,425,994
Jack Henry & Associates, Inc.	87,500	4,060,000
Microsoft Corp.	382,800	12,670,680
Oracle Corp.	1,263,400	41,414,252
Symantec Corp. *	1,360,300	33,055,290
Synopsys, Inc. *	357,342	12,710,655
Yahoo! Inc. *	150,500	3,721,865

		242,645,541

Technology Hardware & Equipment 5.6%
Apple, Inc.	123,000	54,458,250
Cisco Systems, Inc.	1,771,000	37,049,320
Hewlett-Packard Co.	209,500	4,315,700
TE Connectivity Ltd.	160,000	6,968,000
Western Digital Corp.	253,500	14,013,480

		116,804,750

Telecommunication Services 2.7%
AT&T, Inc.	739,100	27,686,686
Telephone & Data Systems, Inc.	257,671	5,782,137
Verizon Communications, Inc.	435,000	23,450,850

		56,919,673

See financial notes 19

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.9%
FedEx Corp.	191,000	17,955,910

Utilities 5.9%
Ameren Corp.	562,000	20,372,500
American Electric Power Co., Inc.	581,500	29,906,545
American Water Works Co., Inc.	157,200	6,583,536
CenterPoint Energy, Inc.	898,000	22,162,640
DTE Energy Co.	145,900	10,633,192
Edison International	144,000	7,747,200
NV Energy, Inc.	233,000	5,039,790
PG&E Corp.	311,000	15,064,840
Pinnacle West Capital Corp.	100,000	6,090,000

		123,600,243

Total Common Stock
(Cost $1,730,878,388)		2,061,035,189

Other Investment Company 0.9% of net assets

Money Market Fund 0.9%
State Street Institutional U.S. Government Money Market Fund	19,661,417	19,661,417

Total Other Investment Company
(Cost $19,661,417)		19,661,417

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.03%, 06/20/13 (b)(c)	270,000	269,989
0.09%, 06/20/13 (b)(c)	193,000	192,977

Total Short-Term Investments
(Cost $462,966)		462,966

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.3% of net assets

State Street Institutional U.S. Government Money Market Fund	5,586,813	5,586,813

Total Collateral Invested for Securities on Loan
(Cost $5,586,813)		5,586,813

End of Collateral Invested for Securities on Loan.

At 04/30/13, the tax basis cost of the fund’s investments was $1,753,229,504 and the unrealized appreciation and depreciation were $335,764,904 and ($7,834,836), respectively, with a net unrealized appreciation of $327,930,068.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/21/13	125	9,951,250	194,469

20 See financial notes

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,061,035,189	$—	$—	$2,061,035,189
Other Investment Company[1]	19,661,417	—	—	19,661,417
Short-Term Investments[1]	—	462,966	—	462,966

Total	$2,080,696,606	$462,966	$—	$2,081,159,572

Other Financial Instruments
Collateral Invested for Securities on Loan[1]	5,586,813	—	—	5,586,813
Futures Contract[2]	194,469	—	—	194,469

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

See financial notes 21

 Schwab Core Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments, at value (cost $1,751,002,771) including securities on loan of $5,669,505		$2,081,159,572
Collateral invested for securities on loan		5,586,813
Receivables:
Investments sold		12,858,954
Dividends		1,309,200
Fund shares sold		1,034,990
Due from broker for futures		25,000
Income from securities on loan		4,599
Interest		51
Prepaid expenses	+	28,131

Total assets		2,102,007,310

Liabilities

Collateral held for securities on loan		5,586,813
Payables:
Investments bought		14,076,162
Investment adviser and administrator fees		80,572
Shareholder service fees		52,052
Fund shares redeemed		933,845
Accrued expenses	+	81,992

Total liabilities		20,811,436

Net Assets

Total assets		2,102,007,310
Total liabilities	−	20,811,436

Net assets		$2,081,195,874

Net Assets by Source
Capital received from investors		1,704,617,839
Net investment income not yet distributed		4,463,151
Net realized capital gains		41,763,614
Net unrealized capital gains		330,351,270

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,081,195,874		98,346,497		$21.16

22 See financial notes

 Schwab Core Equity Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $5,376)		$23,917,680
Interest		2,087
Securities on loan	+	241,211

Total investment income		24,160,978

Expenses

Investment adviser and administrator fees		4,569,711
Shareholder service fees		2,275,747
Transfer agent fees		59,312
Shareholder reports		51,189
Portfolio accounting fees		36,561
Custodian fees		22,889
Professional fees		20,315
Registration fees		15,938
Trustees’ fees		8,536
Interest expense		54
Other expenses	+	21,063

Total expenses		7,081,315
Expense reduction by CSIM and its affiliates	−	66,256
Custody credits	−	10

Net expenses	−	7,015,049

Net investment income		17,145,929

Realized and Unrealized Gains (Losses)

Net realized gains on investments		152,470,247
Net realized gains on futures contracts	+	830,533

Net realized gains		153,300,780
Net unrealized gains on investments		78,859,269
Net unrealized gains on futures contracts	+	621,384

Net unrealized gains	+	79,480,653

Net realized and unrealized gains		232,781,433

Increase in net assets resulting from operations		$249,927,362

See financial notes 23

 Schwab Core Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$17,145,929	$23,675,409
Net realized gains		153,300,780	141,751,928
Net unrealized gains	+	79,480,653	52,306,627

Increase in net assets from operations		249,927,362	217,733,964

Distributions to Shareholders

Distributions from net investment income		($16,475,044)	($32,156,180)

Transactions in Fund Shares1

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,324,013	$105,255,992	6,062,795	$109,887,310
Issued in connection with merger		—	—	11,283,566	216,114,348
Shares reinvested		445,622	8,359,860	836,086	14,755,613
Shares redeemed	+	(7,402,016)	(145,947,966)	(20,453,309)	(365,280,788)

Net transactions in fund shares		(1,632,381)	($32,332,114)	(2,270,862)	($24,523,517)

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		99,978,878	$1,880,075,670	102,249,740	$1,719,021,403
Total increase or decrease	+	(1,632,381)	201,120,204	(2,270,862)	161,054,267

End of period		98,346,497	$2,081,195,874	99,978,878	$1,880,075,670

Net investment income not yet distributed			$4,463,151		$3,792,266

[1]	Effective September 7, 2012, all of the assets and liabilities of the Schwab Premier Equity Fund were transferred to the Schwab Core Equity Fund. (See financial note 12)

24 See financial notes

Schwab Dividend Equity Fund™

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	14.52		13.15	12.08	10.94	10.63	15.66

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.27	0.23	0.21	0.25	0.32
Net realized and unrealized gains (losses)	2.08		1.38	1.06	1.14	0.31	(4.97)

Total from investment operations	2.25		1.65	1.29	1.35	0.56	(4.65)
Less distributions:
Distributions from net investment income	(0.17)		(0.28)	(0.22)	(0.21)	(0.25)	(0.33)
Distributions from net realized gains	—		—	—	—	—	(0.05)

Total distributions	(0.17)		(0.28)	(0.22)	(0.21)	(0.25)	(0.38)

Net asset value at end of period	16.60		14.52	13.15	12.08	10.94	10.63

Total return (%)	15.60	[2]	12.65	10.73	12.42	5.62	(30.23)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.89	[3]	0.89	0.89	0.89	0.90 [4]	0.89
Gross operating expenses	0.89	[3]	0.89	0.89	0.89	0.91	0.89
Net investment income (loss)	2.26	[3]	1.89	1.77	1.74	2.40	2.33
Portfolio turnover rate	41	[2]	55	31	37	39	22
Net assets, end of period ($ x 1,000,000)	1,599		1,390	1,325	1,322	1,297	824

* Unaudited.

1 Effective October 7, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

See financial notes 25

 Schwab Dividend Equity Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Common Stock	1,276,739,731	1,582,804,688
0.7%	Short-Term Investments	11,889,433	11,889,433

99.7%	Total Investments	1,288,629,164	1,594,694,121
0.3%	Other Assets and Liabilities, Net		4,640,673

100.0%	Total Net Assets		1,599,334,794

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Automobiles & Components 0.5%
Ford Motor Co.	500,000	6,855,000
Lear Corp.	23,000	1,328,940

		8,183,940

Banks 4.0%
Huntington Bancshares, Inc.	430,000	3,083,100
KeyCorp	264,000	2,632,080
Regions Financial Corp.	168,400	1,429,716
Synovus Financial Corp.	932,500	2,508,425
Wells Fargo & Co.	1,418,400	53,870,832
Zions Bancorp	40,000	984,800

		64,508,953

Capital Goods 7.1%
3M Co.	128,000	13,402,880
Fluor Corp.	168,200	9,584,036
GATX Corp.	84,100	4,284,895
General Electric Co.	2,086,100	46,499,169
L-3 Communications Holdings, Inc.	20,200	1,641,250
Northrop Grumman Corp.	217,200	16,450,728
Roper Industries, Inc.	31,000	3,709,150
The Boeing Co.	14,000	1,279,740
United Technologies Corp.	192,200	17,545,938

		114,397,786

Commercial & Professional Supplies 0.5%
R.R. Donnelley & Sons Co.	602,000	7,410,620

Consumer Durables & Apparel 2.6%
Hasbro, Inc.	251,500	11,913,555
Leggett & Platt, Inc.	233,000	7,511,920
Whirlpool Corp.	190,000	21,713,200

		41,138,675

Consumer Services 1.5%
H&R Block, Inc.	407,200	11,295,728
International Game Technology	368,000	6,237,600
Wyndham Worldwide Corp.	120,000	7,209,600

		24,742,928

Diversified Financials 12.2%
Bank of America Corp.	865,000	10,648,150
Citigroup, Inc.	406,700	18,976,622
JPMorgan Chase & Co.	1,102,684	54,042,543
Morgan Stanley	978,300	21,669,345
SLM Corp.	942,900	19,470,885
State Street Corp.	406,500	23,768,055
The Bank of New York Mellon Corp.	665,500	18,780,410
The Goldman Sachs Group, Inc.	193,400	28,249,938

		195,605,948

Energy 13.1%
Chevron Corp.	452,500	55,209,525
ConocoPhillips	642,000	38,808,900
EOG Resources, Inc.	26,500	3,210,740
Exxon Mobil Corp.	512,800	45,634,072
Hess Corp.	36,500	2,634,570
Marathon Oil Corp.	60,600	1,979,802
Marathon Petroleum Corp.	156,500	12,263,340
Murphy Oil Corp.	175,000	10,865,750
Nabors Industries Ltd.	510,000	7,542,900
Occidental Petroleum Corp.	200,000	17,852,000
Phillips 66	32,500	1,980,875
Tesoro Corp.	54,700	2,920,980
Valero Energy Corp.	219,200	8,838,144

		209,741,598

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	40,900	4,434,787
CVS Caremark Corp.	132,800	7,726,304
Safeway, Inc.	247,000	5,562,440
Wal-Mart Stores, Inc.	67,600	5,253,872

		22,977,403

Food, Beverage & Tobacco 4.8%
Archer-Daniels-Midland Co.	757,000	25,692,580
ConAgra Foods, Inc.	125,000	4,421,250
Ingredion, Inc.	190,000	13,681,900
Kellogg Co.	160,000	10,406,400
Molson Coors Brewing Co., Class B	20,000	1,032,000
PepsiCo, Inc.	257,500	21,236,025

		76,470,155

Health Care Equipment & Services 2.1%
Baxter International, Inc.	89,000	6,218,430
Cigna Corp.	106,000	7,014,020

26 See financial notes

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Covidien plc	33,000	2,106,720
Medtronic, Inc.	319,200	14,900,256
UnitedHealth Group, Inc.	44,100	2,642,913

		32,882,339

Household & Personal Products 1.7%
Energizer Holdings, Inc.	9,100	878,969
The Procter & Gamble Co.	336,000	25,794,720

		26,673,689

Insurance 5.0%
Aflac, Inc.	153,500	8,356,540
Aspen Insurance Holdings Ltd.	42,000	1,603,980
Assurant, Inc.	80,900	3,845,986
MetLife, Inc.	65,000	2,534,350
Old Republic International Corp.	684,900	9,246,150
Protective Life Corp.	36,200	1,377,772
Prudential Financial, Inc.	321,700	19,437,114
Reinsurance Group of America, Inc.	40,300	2,520,765
StanCorp Financial Group, Inc.	18,600	803,148
The Hanover Insurance Group, Inc.	24,200	1,220,406
The Travelers Cos., Inc.	243,000	20,754,630
Unum Group	257,100	7,170,519
XL Group plc	17,200	535,608

		79,406,968

Materials 5.0%
International Paper Co.	422,000	19,825,560
MeadWestvaco Corp.	452,100	15,588,408
Monsanto Co.	92,000	9,827,440
PPG Industries, Inc.	118,700	17,465,518
Sonoco Products Co.	15,000	525,600
Steel Dynamics, Inc.	857,800	12,901,312
United States Steel Corp.	225,100	4,006,780

		80,140,618

Media 1.6%
Comcast Corp., Class A	195,000	8,053,500
News Corp., Class A	105,000	3,251,850
Time Warner, Inc.	240,500	14,377,090

		25,682,440

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
Amgen, Inc.	160,000	16,673,600
Eli Lilly & Co.	192,900	10,682,802
Merck & Co., Inc.	929,100	43,667,700
Pfizer, Inc.	1,731,500	50,334,705

		121,358,807

Real Estate 4.3%
Apartment Investment & Management Co., Class A	217,700	6,772,647
DDR Corp.	427,400	7,838,516
Liberty Property Trust	163,000	7,007,370
National Retail Properties, Inc.	80,000	3,174,400
Prologis, Inc.	368,000	15,437,600
Retail Properties of America, Inc., Class A	185,500	2,840,005
Simon Property Group, Inc.	128,700	22,917,609
Weyerhaeuser Co.	70,000	2,135,700

		68,123,847

Retailing 4.6%
Abercrombie & Fitch Co., Class A	255,300	12,652,668
Best Buy Co., Inc.	270,000	7,017,300
Foot Locker, Inc.	453,000	15,796,110
GameStop Corp., Class A	76,000	2,652,400
Macy’s, Inc.	548,500	24,463,100
The Home Depot, Inc.	161,500	11,846,025

		74,427,603

Semiconductors & Semiconductor Equipment 0.8%
Applied Materials, Inc.	550,100	7,981,951
Microchip Technology, Inc.	153,000	5,572,260

		13,554,211

Software & Services 3.3%
Accenture plc, Class A	61,800	5,032,992
CA, Inc.	800,000	21,576,000
Computer Sciences Corp.	277,000	12,977,450
Fidelity National Information Services, Inc.	98,200	4,129,310
Jack Henry & Associates, Inc.	20,000	928,000
The Western Union Co.	507,000	7,508,670

		52,152,422

Technology Hardware & Equipment 5.0%
Cisco Systems, Inc.	1,939,500	40,574,340
Molex, Inc.	191,700	5,285,169
Seagate Technology plc	103,200	3,787,440
TE Connectivity Ltd.	526,000	22,907,300
Western Digital Corp.	136,000	7,518,080

		80,072,329

Telecommunication Services 3.2%
AT&T, Inc.	879,000	32,927,340
Telephone & Data Systems, Inc.	59,700	1,339,668
Verizon Communications, Inc.	304,800	16,431,768

		50,698,776

Transportation 0.3%
FedEx Corp.	46,500	4,371,465

Utilities 6.8%
Ameren Corp.	531,500	19,266,875
American Electric Power Co., Inc.	283,500	14,580,405
CenterPoint Energy, Inc.	75,000	1,851,000
DTE Energy Co.	443,100	32,293,128
Edison International	64,500	3,470,100
PG&E Corp.	237,000	11,480,280
Pinnacle West Capital Corp.	204,800	12,472,320

See financial notes 27

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Public Service Enterprise Group, Inc.	346,000	12,667,060

		108,081,168

Total Common Stock
(Cost $1,276,739,731)		1,582,804,688

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.7% of net assets

Time Deposit 0.6%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 05/01/13	10,372,555	10,372,555

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.04%, 06/20/13 (a)(b)	920,000	919,949
0.09%, 06/20/13 (a)(b)	597,000	596,929

		1,516,878

Total Short-Term Investments
(Cost $11,889,433)		11,889,433

End of Investments.

At 04/30/13, the tax basis cost of the fund’s investments was $1,289,122,159 and the unrealized appreciation and depreciation were $308,409,406 and ($2,837,444), respectively, with a net unrealized appreciation of $305,571,962.

(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/21/13	100	7,961,000	204,576

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,582,804,688	$—	$—	$1,582,804,688
Short-Term Investments[1]	—	11,889,433	—	11,889,433

Total	$1,582,804,688	$11,889,433	$—	$1,594,694,121

Other Financial Instruments
Futures Contract[2]	$204,576	$—	$—	$204,576

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

28 See financial notes

 Schwab Dividend Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments, at value (cost $1,288,629,164)		$1,594,694,121
Receivables:
Investments sold		6,219,717
Fund shares sold		4,642,776
Dividends		1,671,528
Due from broker for futures		15,519
Interest		9
Prepaid expenses	+	24,959

Total assets		1,607,268,629

Liabilities

Payables:
Investments bought		6,844,100
Investment adviser and administrator fees		82,213
Shareholder service fees		29,208
Fund shares redeemed		904,864
Accrued expenses	+	73,450

Total liabilities		7,933,835

Net Assets

Total assets		1,607,268,629
Total liabilities	−	7,933,835

Net assets		$1,599,334,794

Net Assets by Source
Capital received from investors		1,250,963,666
Net investment income not yet distributed		1,392,302
Net realized capital gains		40,694,045
Net unrealized capital gains		306,284,781

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,599,334,794		96,336,472		$16.60

See financial notes 29

 Schwab Dividend Equity Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends		$22,692,800
Interest	+	2,302

Total investment income		22,695,102

Expenses

Investment adviser and administrator fees		4,478,152
Shareholder service fees		1,764,185
Shareholder reports		45,817
Portfolio accounting fees		33,820
Transfer agent fees		22,571
Professional fees		19,800
Registration fees		18,053
Custodian fees		15,225
Trustees’ fees		7,181
Interest expense		266
Other expenses	+	16,883

Total expenses		6,421,953
Expense reduction by CSIM and its affiliates	−	22,571

Net expenses	−	6,399,382

Net investment income		16,295,720

Realized and Unrealized Gains (Losses)

Net realized gains on investments		106,739,753
Net realized gains on futures contracts	+	330,258

Net realized gains		107,070,011
Net unrealized gains on investments		88,160,510
Net unrealized gains on futures contracts	+	382,457

Net unrealized gains	+	88,542,967

Net realized and unrealized gains		195,612,978

Increase in net assets resulting from operations		$211,908,698

30 See financial notes

 Schwab Dividend Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$16,295,720	$26,554,898
Net realized gains		107,070,011	109,337,725
Net unrealized gains	+	88,542,967	30,109,544

Increase in net assets from operations		211,908,698	166,002,167

Distributions to Shareholders

Distributions from net investment income		($15,735,697)	($28,261,739)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,323,806	$145,982,535	16,849,993	$235,314,886
Shares reinvested		573,317	8,563,270	1,092,546	15,437,629
Shares redeemed	+	(9,302,105)	(141,665,678)	(22,962,741)	(322,803,726)

Net transactions in fund shares		595,018	$12,880,127	(5,020,202)	($72,051,211)

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		95,741,454	$1,390,281,666	100,761,656	$1,324,592,449
Total increase or decrease	+	595,018	209,053,128	(5,020,202)	65,689,217

End of period		96,336,472	$1,599,334,794	95,741,454	$1,390,281,666

Net investment income not yet distributed			$1,392,302		$832,279

See financial notes 31

Schwab Large-Cap Growth Fund™

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	12.48		11.18	10.48	9.10	8.22	12.77

Income (loss) from investment operations:
Net investment income (loss)	0.08		0.07	0.07	0.05	0.05	0.06
Net realized and unrealized gains (losses)	1.57		1.29	0.69	1.39	0.87	(4.56)

Total from investment operations	1.65		1.36	0.76	1.44	0.92	(4.50)
Less distributions:
Distributions from net investment income	(0.13)		(0.06)	(0.06)	(0.06)	(0.04)	(0.05)

Net asset value at end of period	14.00		12.48	11.18	10.48	9.10	8.22

Total return (%)	13.33	[2]	12.18	7.25	15.83	11.36	(35.36)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.99	[3]	0.99	0.99	1.00 [4]	0.99	0.99
Gross operating expenses	1.05	[3]	1.05	1.05	1.04	1.03	1.01
Net investment income (loss)	1.24	[3]	0.53	0.56	0.39	0.65	0.53
Portfolio turnover rate	47	[2]	79	62	57	63	49
Net assets, end of period ($ x 1,000,000)	234		217	213	219	360	332

* Unaudited.

1 Effective October 7, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.99%, if certain non-routine expenses had not been incurred.

32 See financial notes

 Schwab Large-Cap Growth Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.9%	Common Stock	193,808,402	231,956,521
0.6%	Short-Term Investments	1,366,797	1,366,797

99.5%	Total Investments	195,175,199	233,323,318
0.5%	Collateral Invested for Securities on Loan	1,149,870	1,149,870
0.0%	Other Assets and Liabilities, Net		(24,503)

100.0%	Total Net Assets		234,448,685

	Number	Value
Security	of Shares	($)

Common Stock 98.9% of net assets

Automobiles & Components 0.7%
Ford Motor Co.	81,400	1,115,994
Lear Corp.	10,000	577,800

		1,693,794

Banks 0.5%
Ocwen Financial Corp. *	4,200	153,636
Wells Fargo & Co.	26,900	1,021,662

		1,175,298

Capital Goods 5.7%
3M Co.	4,500	471,195
AGCO Corp.	32,400	1,725,300
Honeywell International, Inc.	33,100	2,434,174
Masco Corp.	54,400	1,057,536
Roper Industries, Inc.	11,800	1,411,870
Textron, Inc.	48,000	1,236,000
The Boeing Co.	22,300	2,038,443
United Rentals, Inc. *	35,500	1,867,655
United Technologies Corp.	12,500	1,141,125
USG Corp. *	2,000	51,980

		13,435,278

Commercial & Professional Supplies 2.4%
Avery Dennison Corp.	65,500	2,714,975
Equifax, Inc.	39,200	2,399,040
Pitney Bowes, Inc. (a)	20,500	280,235
Tyco International Ltd.	9,500	305,140

		5,699,390

Consumer Durables & Apparel 2.1%
Fossil, Inc. *	11,000	1,079,320
Hanesbrands, Inc. *	40,000	2,006,400
Mohawk Industries, Inc. *	1,000	110,880
NIKE, Inc., Class B	23,200	1,475,520
Whirlpool Corp.	2,500	285,700

		4,957,820

Consumer Services 2.7%
H&R Block, Inc.	35,400	981,996
International Game Technology	164,900	2,795,055
Service Corp. International	25,800	435,504
Wyndham Worldwide Corp.	34,000	2,042,720

		6,255,275

Diversified Financials 1.1%
Affiliated Managers Group, Inc. *	12,000	1,868,160
JPMorgan Chase & Co.	11,500	563,615
SLM Corp.	5,800	119,770

		2,551,545

Energy 4.3%
Chevron Corp.	24,000	2,928,240
ConocoPhillips	7,000	423,150
EOG Resources, Inc.	29,000	3,513,640
Marathon Oil Corp.	56,000	1,829,520
Marathon Petroleum Corp.	6,500	509,340
Murphy Oil Corp.	11,300	701,617
Occidental Petroleum Corp.	3,100	276,706

		10,182,213

Food & Staples Retailing 2.7%
Costco Wholesale Corp.	16,600	1,799,938
CVS Caremark Corp.	19,800	1,151,964
Safeway, Inc.	13,500	304,020
The Kroger Co.	87,400	3,004,812

		6,260,734

Food, Beverage & Tobacco 7.7%
Archer-Daniels-Midland Co.	36,600	1,242,204
Coca-Cola Enterprises, Inc.	86,900	3,183,147
Hillshire Brands Co.	87,000	3,124,170
Ingredion, Inc.	25,300	1,821,853
Kellogg Co.	22,500	1,463,400
PepsiCo, Inc.	88,300	7,282,101

		18,116,875

Health Care Equipment & Services 3.8%
Baxter International, Inc.	10,000	698,700
Becton, Dickinson & Co.	5,000	471,500
Cigna Corp.	28,500	1,885,845
Covidien plc	43,900	2,802,576
Henry Schein, Inc. *	24,000	2,169,600
Medtronic, Inc.	8,400	392,112

See financial notes 33

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sirona Dental Systems, Inc. *	7,700	566,258

		8,986,591

Household & Personal Products 0.6%
Energizer Holdings, Inc.	14,500	1,400,555

Insurance 0.7%
Aflac, Inc.	28,500	1,551,540

Materials 3.7%
International Paper Co.	60,300	2,832,894
Monsanto Co.	18,500	1,976,170
PPG Industries, Inc.	20,300	2,986,942
Steel Dynamics, Inc.	58,100	873,824

		8,669,830

Media 2.7%
AMC Networks, Inc., Class A *	13,000	819,130
Comcast Corp., Class A	100,000	4,130,000
Lamar Advertising Co., Class A *	14,900	697,618
News Corp., Class A	20,000	619,400

		6,266,148

Pharmaceuticals, Biotechnology & Life Sciences 9.7%
AbbVie, Inc.	42,000	1,934,100
Amgen, Inc.	43,000	4,481,030
Celgene Corp. *	40,900	4,829,063
Eli Lilly & Co.	12,600	697,788
Merck & Co., Inc.	18,600	874,200
Mylan, Inc. *	100,800	2,934,288
Pfizer, Inc.	129,900	3,776,193
Thermo Fisher Scientific, Inc.	33,200	2,678,576
Warner Chilcott plc, Class A	41,000	589,580

		22,794,818

Real Estate 4.0%
Apartment Investment & Management Co., Class A	6,500	202,215
Extra Space Storage, Inc.	30,000	1,307,400
Simon Property Group, Inc.	15,000	2,671,050
Taubman Centers, Inc.	30,000	2,565,300
Weyerhaeuser Co.	88,100	2,687,931

		9,433,896

Retailing 9.7%
Abercrombie & Fitch Co., Class A	40,200	1,992,312
Best Buy Co., Inc.	28,500	740,715
Foot Locker, Inc.	43,000	1,499,410
Liberty Interactive Corp., Class A *	107,000	2,278,030
Macy’s, Inc.	86,400	3,853,440
Target Corp.	7,100	500,976
The Gap, Inc.	64,500	2,450,355
The Home Depot, Inc.	60,800	4,459,680
The TJX Cos., Inc.	93,500	4,559,995
Urban Outfitters, Inc. *	7,500	310,800

		22,645,713

Semiconductors & Semiconductor Equipment 2.4%
Applied Materials, Inc.	103,700	1,504,687
Freescale Semiconductor Ltd. (a)*	115,400	1,786,392
LSI Corp. *	349,900	2,288,346

		5,579,425

Software & Services 18.8%
Accenture plc, Class A	72,600	5,912,544
CA, Inc.	100,000	2,697,000
Cadence Design Systems, Inc. *	213,500	2,946,300
Cognizant Technology Solutions Corp., Class A *	3,000	194,400
Computer Sciences Corp.	28,000	1,311,800
Google, Inc., Class A *	6,100	5,029,877
International Business Machines Corp.	19,600	3,969,784
Jack Henry & Associates, Inc.	30,300	1,405,920
Microsoft Corp.	132,900	4,398,990
Oracle Corp.	203,500	6,670,730
Solera Holdings, Inc.	3,500	201,530
Symantec Corp. *	184,300	4,478,490
Synopsys, Inc. *	34,500	1,227,165
The Western Union Co.	218,900	3,241,909
Yahoo! Inc. *	20,000	494,600

		44,181,039

Technology Hardware & Equipment 8.8%
Amphenol Corp., Class A	11,200	845,824
Apple, Inc.	25,000	11,068,750
Cisco Systems, Inc.	76,300	1,596,196
EMC Corp. *	95,000	2,130,850
Hewlett-Packard Co.	37,500	772,500
TE Connectivity Ltd.	57,000	2,482,350
Western Digital Corp.	31,000	1,713,680

		20,610,150

Telecommunication Services 1.8%
Verizon Communications, Inc.	76,500	4,124,115

Transportation 1.3%
Delta Air Lines, Inc. *	82,500	1,414,050
Hertz Global Holdings, Inc. *	71,300	1,716,904

		3,130,954

Utilities 1.0%
American Electric Power Co., Inc.	33,500	1,722,905
CenterPoint Energy, Inc.	21,500	530,620

		2,253,525

Total Common Stock
(Cost $193,808,402)		231,956,521

34 See financial notes

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.6% of net assets

Time Deposit 0.6%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 05/01/13	1,306,800	1,306,800

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.03%, 06/20/13 (b)(c)	60,000	59,997

Total Short-Term Investments
(Cost $1,366,797)		1,366,797

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.5% of net assets

Wells Fargo Advantage Government Money Market Fund	1,149,870	1,149,870

Total Collateral Invested for Securities on Loan
(Cost $1,149,870)		1,149,870

End of Collateral Invested for Securities on Loan.

At 04/30/13, the tax basis cost of the fund’s investments was $195,291,388 and the unrealized appreciation and depreciation were $39,751,487 and ($1,719,557), respectively, with a net unrealized appreciation of $38,031,930.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/21/13	15	1,194,150	17,186

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$231,956,521	$—	$—	$231,956,521
Short-Term Investments[1]	—	1,366,797	—	1,366,797

Total	$231,956,521	$1,366,797	$—	$233,323,318

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,149,870	$—	$—	$1,149,870
Futures Contracts[2]	17,186	—	—	17,186

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

See financial notes 35

 Schwab Large-Cap Growth Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments, at value (cost $195,175,199) including securities on loan of $1,067,062		$233,323,318
Collateral invested for securities on loan		1,149,870
Receivables:
Investments sold		2,940,414
Fund shares sold		169,112
Dividends		97,043
Due from broker for futures		3,000
Income from securities on loan		375
Foreign tax reclaims		304
Interest		1
Prepaid expenses	+	6,304

Total assets		237,689,741

Liabilities

Collateral held for securities on loan		1,149,870
Payables:
Investments bought		1,926,725
Investment adviser and administrator fees		12,910
Shareholder service fees		5,042
Fund shares redeemed		94,779
Accrued expenses	+	51,730

Total liabilities		3,241,056

Net Assets

Total assets		237,689,741
Total liabilities	−	3,241,056

Net assets		$234,448,685

Net Assets by Source
Capital received from investors		227,597,148
Net investment income not yet distributed		45,539
Net realized capital losses		(31,359,307)
Net unrealized capital gains		38,165,305

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$234,448,685		16,748,784		$14.00

36 See financial notes

 Schwab Large-Cap Growth Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $228)		$2,432,631
Interest		297
Securities on loan	+	36,604

Total investment income		2,469,532

Expenses

Investment adviser and administrator fees		797,531
Shareholder service fees		273,097
Shareholder reports		22,676
Portfolio accounting fees		20,222
Professional fees		16,495
Registration fees		12,740
Transfer agent fees		10,689
Custodian fees		4,442
Trustees’ fees		3,541
Interest expense		21
Other expenses	+	2,791

Total expenses		1,164,245
Expense reduction by CSIM and its affiliates	−	67,619

Net expenses	−	1,096,626

Net investment income		1,372,906

Realized and Unrealized Gains (Losses)

Net realized gains on investments		14,466,178
Net realized gains on futures contracts	+	59,810

Net realized gains		14,525,988
Net unrealized gains on investments		12,128,057
Net unrealized gains on futures contracts	+	64,621

Net unrealized gains	+	12,192,678

Net realized and unrealized gains		26,718,666

Increase in net assets resulting from operations		$28,091,572

See financial notes 37

 Schwab Large-Cap Growth Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$1,372,906	$1,181,258
Net realized gains		14,525,988	29,419,021
Net unrealized gains (losses)	+	12,192,678	(5,506,943)

Increase in net assets from operations		28,091,572	25,093,336

Distributions to Shareholders

Distributions from net investment income		($2,200,706)	($1,032,046)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,112,709	$14,389,499	2,590,944	$31,765,041
Shares reinvested		94,231	1,176,943	45,504	506,911
Shares redeemed	+	(1,856,183)	(24,106,345)	(4,310,391)	(52,516,380)

Net transactions in fund shares		(649,243)	($8,539,903)	(1,673,943)	($20,244,428)

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,398,027	$217,097,722	19,071,970	$213,280,860
Total increase or decrease	+	(649,243)	17,350,963	(1,673,943)	3,816,862

End of period		16,748,784	$234,448,685	17,398,027	$217,097,722

Net investment income not yet distributed			$45,539		$873,339

38 See financial notes

Schwab Small-Cap Equity Fund™

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	17.72		15.61	13.96	11.14	10.55	18.22

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.02	(0.01)	(0.04)	(0.02)	(0.01)
Net realized and unrealized gains (losses)	3.31		2.10	1.66	2.86	0.61	(6.59)

Total from investment operations	3.40		2.12	1.65	2.82	0.59	(6.60)
Less distributions:
Distributions from net investment income	(0.10)		(0.01)	—	—	(0.00)[2]	—
Distributions from net realized gains	—		—	—	—	—	(1.07)

Total distributions	(0.10)		(0.01)	—	—	(0.00)[2]	(1.07)

Net asset value at end of period	21.02		17.72	15.61	13.96	11.14	10.55

Total return (%)	19.26	[3]	13.57	11.82	25.31	5.65	(38.16)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.10	[4,5]	1.12	1.11	1.12	1.12	1.11
Gross operating expenses	1.11	[4]	1.12	1.12	1.14	1.17	1.12
Net investment income (loss)	0.91	[4]	0.11	(0.05)	(0.26)	(0.16)	(0.09)
Portfolio turnover rate	56	[3]	101	72	64	85	50
Net assets, end of period ($ x 1,000,000)	468		388	226	219	202	79

* Unaudited.

1 Effective September 28, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Amount is less than $0.01.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 1.11%, if a voluntary reduction of Investment Adviser fees had not been incurred. See financial note 4.

See financial notes 39

 Schwab Small-Cap Equity Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Common Stock	388,633,632	463,925,665
0.8%		Short-Term Investments	3,826,965	3,826,965

99.9%		Total Investments	392,460,597	467,752,630
0.5%		Collateral Invested for Securities on Loan	2,288,625	2,288,625
(0	.4)%	Other Assets and Liabilities, Net		(1,734,022)

100.0%		Total Net Assets		468,307,233

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Automobiles & Components 0.5%
Cooper Tire & Rubber Co.	30,900	769,101
Dana Holding Corp.	52,858	911,801
Standard Motor Products, Inc.	14,500	444,280

		2,125,182

Banks 5.8%
1st Source Corp.	25,600	602,368
BancFirst Corp.	15,900	665,256
Bank of Kentucky Financial Corp.	7,400	194,028
Cathay General Bancorp	11,900	234,549
Chemical Financial Corp.	35,100	870,480
Columbia Banking System, Inc.	47,200	1,013,384
Community Trust Bancorp, Inc.	8,500	294,270
F.N.B. Corp.	287,800	3,278,042
First BanCorp *	108,300	640,053
First Defiance Financial Corp.	17,200	389,408
First Midwest Bancorp, Inc.	36,700	460,585
Heritage Commerce Corp. *	19,400	127,458
IBERIABANK Corp.	14,000	638,680
MainSource Financial Group, Inc.	23,100	292,677
MB Financial, Inc.	65,900	1,631,684
Northwest Bancshares, Inc.	155,500	1,904,875
Ocwen Financial Corp. *	27,900	1,020,582
Peoples Bancorp, Inc.	6,500	132,470
Pinnacle Financial Partners, Inc. *	27,400	664,998
PrivateBancorp, Inc.	125,500	2,407,090
Renasant Corp.	12,500	285,250
S&T Bancorp, Inc.	11,600	218,892
StellarOne Corp.	23,400	350,766
Susquehanna Bancshares, Inc.	114,300	1,333,881
Synovus Financial Corp.	1,025,100	2,757,519
Union First Market Bankshares Corp.	13,100	247,721
United Community Banks, Inc. *	117,000	1,281,150
Walker & Dunlop, Inc. *	33,000	587,730
Webster Financial Corp.	20,500	479,085
WesBanco, Inc.	33,800	846,014
Western Alliance Bancorp *	82,500	1,213,575

		27,064,520

Capital Goods 10.1%
AAR Corp.	102,200	1,825,292
Aceto Corp.	124,300	1,292,720
AECOM Technology Corp. *	40,000	1,162,800
Albany International Corp., Class A	62,100	1,804,005
Altra Holdings, Inc.	20,400	543,660
Apogee Enterprises, Inc.	71,300	1,816,724
AZZ, Inc.	14,508	613,543
Curtiss-Wright Corp.	52,600	1,727,384
Ducommun, Inc. *	4,100	100,409
EMCOR Group, Inc.	18,000	673,200
EnerSys, Inc. *	91,700	4,203,528
Esterline Technologies Corp. *	41,100	3,084,144
Federal Signal Corp. *	22,500	174,600
Flow International Corp. *	121,700	445,422
FreightCar America, Inc.	57,700	1,204,776
GATX Corp.	62,800	3,199,660
General Cable Corp. *	95,400	3,289,392
Gibraltar Industries, Inc. *	64,900	1,213,630
Granite Construction, Inc.	49,500	1,369,665
Griffon Corp.	47,200	486,160
Harsco Corp.	127,700	2,787,691
Huntington Ingalls Industries, Inc.	23,300	1,232,570
Hurco Cos., Inc. *	9,200	246,836
Hyster-Yale Materials Handling, Inc.	20,500	1,069,895
Insteel Industries, Inc.	8,500	140,930
John Bean Technologies Corp.	87,300	1,810,602
Kadant, Inc.	25,500	705,585
L.B. Foster Co., Class A	16,000	706,400
Lydall, Inc. *	55,300	793,002
Moog, Inc., Class A *	61,500	2,841,915
Mueller Water Products, Inc., Class A	133,700	791,504
Northwest Pipe Co. *	7,400	201,946
Standex International Corp.	34,300	1,814,470
Terex Corp. *	18,700	534,820
Watts Water Technologies, Inc., Class A	31,600	1,487,096

		47,395,976

Commercial & Professional Supplies 1.4%
G&K Services, Inc., Class A	39,000	1,832,610
Heidrick & Struggles International, Inc.	19,100	252,502
Hudson Global, Inc. *	31,400	103,620
Kelly Services, Inc., Class A	13,100	222,962
RPX Corp. *	80,400	1,078,164
Steelcase, Inc., Class A	119,000	1,511,300
The Brink’s Co.	30,100	797,951
US Ecology, Inc.	6,500	176,800
Viad Corp.	31,000	807,550

		6,783,459

40 See financial notes

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 2.5%
Brunswick Corp.	6,900	218,454
CSS Industries, Inc.	14,800	424,168
Culp, Inc.	12,400	201,376
Helen of Troy Ltd. *	21,600	753,408
Jarden Corp. *	33,050	1,487,581
Johnson Outdoors, Inc., Class A *	7,100	166,566
La-Z-Boy, Inc.	51,600	931,896
NACCO Industries, Inc., Class A	24,400	1,415,688
Quiksilver, Inc. *	28,200	189,786
Skechers U.S.A., Inc., Class A *	75,100	1,560,578
The Jones Group, Inc.	197,100	2,759,400
Unifi, Inc. *	24,000	468,000
Universal Electronics, Inc. *	51,000	1,171,980

		11,748,881

Consumer Services 4.3%
Ascent Capital Group, Inc., Class A *	48,100	3,198,169
Corinthian Colleges, Inc. *	294,000	588,000
Cracker Barrel Old Country Store, Inc.	28,000	2,316,720
International Speedway Corp., Class A	11,500	378,005
Jack in the Box, Inc. *	104,800	3,757,080
Multimedia Games Holding Co., Inc. *	107,900	2,660,814
Regis Corp.	29,000	543,750
Ruby Tuesday, Inc. *	29,200	281,488
Ruth’s Hospitality Group, Inc. *	70,095	694,641
Service Corp. International	194,000	3,274,720
SHFL Entertainment, Inc. *	63,700	1,006,460
Stewart Enterprises, Inc., Class A	102,700	915,057
Universal Technical Institute, Inc.	64,600	766,802

		20,381,706

Diversified Financials 4.5%
Calamos Asset Management, Inc., Class A	122,200	1,386,970
Evercore Partners, Inc., Class A	96,200	3,631,550
FBR & Co. *	12,300	256,209
First Cash Financial Services, Inc. *	42,800	2,202,916
FXCM, Inc., Class A	199,700	2,705,935
Gain Capital Holdings, Inc.	21,799	107,469
Interactive Brokers Group, Inc., Class A	166,700	2,510,502
Investment Technology Group, Inc. *	295,100	3,213,639
Nelnet, Inc., Class A	28,500	969,000
Oppenheimer Holdings, Inc., Class A	20,600	381,100
PHH Corp. *	55,100	1,161,508
Piper Jaffray Cos., Inc. *	58,000	1,958,080
SWS Group, Inc. *	94,300	536,567

		21,021,445

Energy 5.3%
Alon USA Energy, Inc.	117,700	1,953,820
Alpha Natural Resources, Inc. *	16,000	118,720
Basic Energy Services, Inc. *	58,100	797,713
Bristow Group, Inc.	57,000	3,602,400
Dawson Geophysical Co. *	24,700	759,278
Delek US Holdings, Inc.	68,500	2,472,165
EPL Oil & Gas, Inc. *	74,500	2,433,915
Exterran Holdings, Inc. *	11,000	290,620
Green Plains Renewable Energy, Inc. *	181,400	2,269,314
Hercules Offshore, Inc. *	175,600	1,294,172
ION Geophysical Corp. *	123,600	771,264
Knightsbridge Tankers Ltd. (a)	48,300	330,855
Natural Gas Services Group, Inc. *	14,600	294,774
Parker Drilling Co. *	395,500	1,629,460
REX American Resources Corp. *	15,400	287,826
SemGroup Corp., Class A *	17,100	886,635
Stone Energy Corp. *	45,500	897,715
Targa Resources Corp.	25,800	1,696,608
VAALCO Energy, Inc. *	176,200	1,184,064
Warren Resources, Inc. *	384,600	1,011,498

		24,982,816

Food & Staples Retailing 1.0%
Rite Aid Corp. *	608,100	1,611,465
The Andersons, Inc.	24,000	1,308,480
The Pantry, Inc. *	121,800	1,779,498

		4,699,443

Food, Beverage & Tobacco 1.7%
Alliance One International, Inc. *	33,500	125,625
Coca-Cola Bottling Co. Consolidated	14,500	891,750
Farmer Brothers Co. *	48,410	733,412
Pilgrim’s Pride Corp. *	113,800	1,114,102
Sanderson Farms, Inc.	10,700	655,482
Seneca Foods Corp., Class A *	7,100	231,389
TreeHouse Foods, Inc. *	11,000	700,810
Universal Corp.	63,600	3,660,180

		8,112,750

Health Care Equipment & Services 8.6%
Alere, Inc. *	139,700	3,587,496
Allscripts Healthcare Solutions, Inc. *	74,000	1,024,160
AMN Healthcare Services, Inc. *	38,800	532,724
AmSurg Corp. *	4,300	144,308
ArthroCare Corp. *	22,600	783,090
Cantel Medical Corp.	55,350	1,749,613
CONMED Corp.	108,800	3,408,704
CryoLife, Inc.	46,100	276,600
Cynosure, Inc., Class A *	36,600	946,476
Five Star Quality Care, Inc. *	21,000	99,330
Gentiva Health Services, Inc. *	13,100	137,419
Hill-Rom Holdings, Inc.	94,800	3,229,836
ICU Medical, Inc. *	49,400	2,976,350
Integra LifeSciences Holdings Corp. *	15,700	549,971
Magellan Health Services, Inc. *	63,600	3,253,776
MedAssets, Inc. *	196,300	3,676,699
National Healthcare Corp.	11,100	515,373
NuVasive, Inc. *	30,400	637,488
Omnicell, Inc. *	32,200	580,244
RTI Biologics, Inc. *	130,800	520,584
STERIS Corp.	99,300	4,129,887
SurModics, Inc. *	96,500	2,552,425
Symmetry Medical, Inc. *	181,500	2,163,480
The Providence Service Corp. *	11,700	204,867
Triple-S Management Corp., Class B *	14,000	252,420

See financial notes 41

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vanguard Health Systems, Inc. *	17,800	260,414
West Pharmaceutical Services, Inc.	8,300	530,038
Wright Medical Group, Inc. *	60,800	1,425,152

		40,148,924

Household & Personal Products 0.4%
Inter Parfums, Inc.	29,200	845,924
Prestige Brands Holdings, Inc. *	30,400	819,280
Revlon, Inc., Class A *	17,300	334,755

		1,999,959

Insurance 1.2%
American Equity Investment Life Holding Co.	90,900	1,385,316
CNO Financial Group, Inc.	22,400	253,568
First American Financial Corp.	28,500	762,945
Maiden Holdings Ltd.	67,600	698,308
Platinum Underwriters Holdings Ltd.	42,900	2,434,575

		5,534,712

Materials 7.0%
A. Schulman, Inc.	70,000	1,817,900
AMCOL International Corp.	28,400	873,868
Axiall Corp.	19,500	1,022,775
Balchem Corp.	8,700	377,058
Berry Plastics Group, Inc. *	17,800	338,200
Chemtura Corp. *	48,100	1,022,606
Coeur d’Alene Mines Corp. *	118,700	1,808,988
Commercial Metals Co.	131,500	1,922,530
FutureFuel Corp.	52,300	640,675
Graphic Packaging Holding Co. *	196,100	1,474,672
H.B. Fuller Co.	17,400	659,460
Handy & Harman Ltd. *	8,300	127,654
Innospec, Inc.	14,700	646,947
Kraton Performance Polymers, Inc. *	24,800	563,208
Materion Corp.	53,500	1,417,215
Minerals Technologies, Inc.	93,300	3,790,779
Neenah Paper, Inc.	94,000	2,703,440
OM Group, Inc. *	56,400	1,380,108
Omnova Solutions, Inc. *	26,600	177,422
P.H. Glatfelter Co.	69,300	1,663,200
PolyOne Corp.	9,200	207,276
RTI International Metals, Inc. *	68,800	1,996,576
SunCoke Energy, Inc. *	118,300	1,789,879
Tredegar Corp.	53,500	1,583,600
Worthington Industries, Inc.	83,600	2,690,248

		32,696,284

Media 1.5%
AH Belo Corp., Class A	48,000	278,400
LIN TV Corp., Class A *	14,500	178,495
Lions Gate Entertainment Corp. *	14,000	347,340
Live Nation Entertainment, Inc. *	173,700	2,193,831
Nexstar Broadcasting Group, Inc., Class A	10,300	250,805
Scholastic Corp.	33,300	914,085
Sinclair Broadcast Group, Inc., Class A	42,800	1,147,040
The E.W. Scripps Co., Class A *	74,600	1,036,194
The New York Times Co., Class A *	90,600	802,716

		7,148,906

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
Acorda Therapeutics, Inc. *	42,400	1,677,768
Albany Molecular Research, Inc. *	54,200	646,606
AMAG Pharmaceuticals, Inc. *	112,000	2,469,600
Bio-Rad Laboratories, Inc., Class A *	26,800	3,209,300
Cambrex Corp. *	96,800	1,209,032
Charles River Laboratories International, Inc. *	64,200	2,792,058
Cubist Pharmaceuticals, Inc. *	91,100	4,183,312
Emergent Biosolutions, Inc. *	48,600	745,524
Enzo Biochem, Inc. *	69,500	155,680
Enzon Pharmaceuticals, Inc.	293,200	967,560
Hi-Tech Pharmacal Co., Inc.	18,800	621,528
ICON plc *	16,700	536,404
Jazz Pharmaceuticals plc *	2,700	157,545
Lannett Co., Inc. *	46,500	539,865
Lexicon Pharmaceuticals, Inc. *	116,800	231,264
Maxygen, Inc.	67,800	162,720
Nektar Therapeutics *	29,800	323,032
Pain Therapeutics, Inc. *	34,400	141,728
PAREXEL International Corp. *	104,500	4,279,275
PDL Biopharma, Inc. (a)	210,900	1,632,366
Repligen Corp. *	43,600	390,656

		27,072,823

Real Estate 8.9%
Acadia Realty Trust	69,100	1,972,805
Agree Realty Corp.	15,400	463,078
Apartment Investment & Management Co., Class A	106,100	3,300,771
CapLease, Inc.	232,700	1,633,554
CBL & Associates Properties, Inc.	117,100	2,826,794
Coresite Realty Corp.	105,900	3,831,462
Cousins Properties, Inc.	324,900	3,547,908
DCT Industrial Trust, Inc.	500,000	3,915,000
Extra Space Storage, Inc.	54,800	2,388,184
First Industrial Realty Trust, Inc.	227,000	4,072,380
Investors Real Estate Trust	50,300	489,419
Kite Realty Group Trust	181,500	1,197,900
Lexington Realty Trust	163,500	2,094,435
Pennsylvania Real Estate Investment Trust	79,600	1,650,108
RAIT Financial Trust	41,300	352,702
RLJ Lodging Trust	185,600	4,276,224
Saul Centers, Inc.	30,900	1,384,320
Strategic Hotels & Resorts, Inc. *	255,300	2,060,271

		41,457,315

Retailing 4.4%
1-800-FLOWERS.COM, Inc., Class A *	95,400	565,722
ANN, Inc. *	74,400	2,197,776
Big 5 Sporting Goods Corp.	18,100	304,080
Brown Shoe Co., Inc.	219,200	3,706,672
Christopher & Banks Corp. *	20,200	140,390
Haverty Furniture Cos, Inc.	62,900	1,495,762

42 See financial notes

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kirkland’s, Inc. *	81,700	985,302
New York & Co., Inc. *	82,500	367,950
Orbitz Worldwide, Inc. *	66,600	398,268
Rent-A-Center, Inc.	87,800	3,066,854
rue21, Inc. *	20,800	663,520
The Children’s Place Retail Stores, Inc. *	80,100	3,918,492
The Men’s Wearhouse, Inc.	47,200	1,581,200
Tuesday Morning Corp. *	24,200	196,262
Zale Corp. *	245,200	1,088,688

		20,676,938

Semiconductors & Semiconductor Equipment 3.6%
ATMI, Inc. *	18,200	395,850
Axcelis Technologies, Inc. *	92,700	120,510
AXT, Inc. *	49,700	142,639
Cohu, Inc.	22,200	212,454
DSP Group, Inc. *	26,000	209,820
Entegris, Inc. *	251,300	2,382,324
Exar Corp. *	151,100	1,628,858
First Solar, Inc. *	52,700	2,453,712
FormFactor, Inc. *	246,600	1,220,670
GSI Technology, Inc. *	15,100	94,224
IXYS Corp.	58,200	527,292
MEMC Electronic Materials, Inc. *	85,300	460,620
Microsemi Corp. *	20,400	424,320
Pericom Semiconductor Corp. *	51,100	330,106
Photronics, Inc. *	264,500	2,086,905
Rudolph Technologies, Inc. *	57,700	673,359
Sigma Designs, Inc. *	69,100	328,916
Spansion, Inc., Class A *	196,400	2,551,236
Ultra Clean Holdings, Inc. *	64,000	400,640

		16,644,455

Software & Services 10.0%
Accelrys, Inc. *	284,400	2,801,340
Acxiom Corp. *	196,400	3,906,396
Aspen Technology, Inc. *	46,500	1,417,320
Bottomline Technologies, Inc. *	18,500	484,700
Computer Task Group, Inc.	7,800	160,056
comScore, Inc. *	66,100	1,068,837
Convergys Corp.	168,800	2,872,976
CoreLogic, Inc. *	76,400	2,084,192
CSG Systems International, Inc. *	112,800	2,437,608
Dealertrack Technologies, Inc. *	4,700	130,895
Ebix, Inc. (a)	26,200	487,582
EPIQ Systems, Inc.	89,400	1,248,918
Euronet Worldwide, Inc. *	92,200	2,814,866
Guidance Software, Inc. *	17,200	180,944
IntraLinks Holdings, Inc. *	76,100	435,292
j2 Global, Inc.	73,900	3,007,730
Limelight Networks, Inc. *	349,100	673,763
Lionbridge Technologies, Inc. *	200,400	685,368
Mentor Graphics Corp.	200,400	3,659,304
MoneyGram International, Inc. *	48,524	801,131
Monotype Imaging Holdings, Inc.	92,300	2,140,437
NetScout Systems, Inc. *	16,900	385,489
Rosetta Stone, Inc. *	17,600	297,968
Rovi Corp. *	125,300	2,930,767
SeaChange International, Inc. *	96,800	1,051,248
Sykes Enterprises, Inc. *	30,300	466,317
TeleTech Holdings, Inc. *	80,200	1,707,458
TiVo, Inc. *	118,600	1,389,992
Unisys Corp. *	13,640	260,933
United Online, Inc.	534,800	3,636,640
Virtusa Corp. *	31,900	708,499
XO Group, Inc. *	25,100	282,626

		46,617,592

Technology Hardware & Equipment 5.8%
Aviat Networks, Inc. *	177,200	567,040
Avid Technology, Inc. *	55,300	364,427
Bel Fuse, Inc., Class B	7,700	113,344
Benchmark Electronics, Inc. *	84,400	1,505,696
Brocade Communications Systems, Inc. *	525,200	3,056,664
Checkpoint Systems, Inc. *	47,000	543,790
Ciena Corp. *	94,600	1,415,216
Daktronics, Inc.	52,700	526,473
EchoStar Corp., Class A *	7,300	286,671
Electro Scientific Industries, Inc.	13,200	142,296
Electronics for Imaging, Inc. *	60,600	1,619,232
Emulex Corp. *	267,100	1,602,600
Harmonic, Inc. *	603,100	3,425,608
Insight Enterprises, Inc. *	95,400	1,728,648
Ixia *	22,500	370,575
Lexmark International, Inc., Class A	50,800	1,539,748
Littelfuse, Inc.	6,500	453,830
Newport Corp. *	20,100	304,515
Plexus Corp. *	41,700	1,124,649
Radisys Corp. *	65,400	324,384
Richardson Electronics Ltd.	17,800	208,794
Sanmina Corp. *	103,400	1,304,908
Silicon Graphics International Corp. *	150,000	1,950,000
Symmetricom, Inc. *	64,700	336,440
Synaptics, Inc. *	4,000	164,920
Tech Data Corp. *	35,600	1,663,588
TTM Technologies, Inc. *	22,600	163,398
Zygo Corp. *	14,400	215,424

		27,022,878

Telecommunication Services 0.7%
Cbeyond, Inc. *	78,600	690,108
IDT Corp., Class B	60,900	900,711
Premiere Global Services, Inc. *	149,200	1,675,516
Shenandoah Telecommunications Co.	8,300	136,037

		3,402,372

Transportation 2.2%
AMERCO	18,700	3,005,090
Arkansas Best Corp.	55,300	581,203
Avis Budget Group, Inc. *	67,700	1,952,468
Park-Ohio Holdings Corp. *	28,200	1,037,196
Republic Airways Holdings, Inc. *	52,900	591,951
Saia, Inc. *	23,800	973,896
SkyWest, Inc.	138,600	1,983,366
Swift Transportation Co. *	17,200	241,144

		10,366,314

See financial notes 43

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 1.9%
American States Water Co.	57,400	3,184,552
Black Hills Corp.	82,400	3,863,736
Chesapeake Utilities Corp.	10,700	570,952
MGE Energy, Inc.	21,500	1,200,775

		8,820,015

Total Common Stock
(Cost $388,633,632)		463,925,665

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.8% of net assets

Time Deposits 0.8%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 05/01/13	3,720,973	3,720,973

U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.00%, 06/20/13 (b)(c)	25,000	25,000
0.09%, 06/20/13 (b)(c)	66,000	65,992
0.63%, 06/20/13 (b)(c)	15,000	15,000

		105,992

Total Short-Term Investments
(Cost $3,826,965)		3,826,965

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.5% of net assets

Wells Fargo Advantage Government Money Market Fund	2,288,625	2,288,625

Total Collateral Invested for Securities on Loan
(Cost $2,288,625)		2,288,625

End of Collateral Invested for Securities on Loan

At 04/30/13, the tax basis cost of the fund’s investments was $392,988,767 and the unrealized appreciation and depreciation were $83,482,306 and ($8,718,443), respectively, with a net unrealized appreciation of $74,763,863.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 06/21/13	20	1,890,200	84,825

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$463,925,665	$—	$—	$463,925,665
Short-Term Investments[1]	—	3,826,965	—	3,826,965

Total	$463,925,665	$3,826,965	$—	$467,752,630

Other Financial Instruments
Collateral Invested for Securities on Loan	$2,288,625	$—	$—	$2,288,625
Futures Contract[2]	84,825	—	—	84,825

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

44 See financial notes

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$792,844	$—	($273,298)	$—	($519,546)	$—	$—	$—

Total	$792,844	$—	($273,298)	$—	($519,546)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

See financial notes 45

 Schwab Small-Cap Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments, at value (cost $392,460,597) including securities on loan of $2,215,263		$467,752,630
Collateral invested for securities on loan		2,288,625
Receivables:
Investments sold		7,891,122
Fund shares sold		693,923
Dividends		181,539
Income from securities on loan		16,979
Due from broker for futures		11,400
Interest		3
Prepaid expenses	+	3,768

Total assets		478,839,989

Liabilities

Collateral held for securities on loan		2,288,625
Payables:
Investments bought		8,040,625
Investment adviser and administrator fees		31,220
Shareholder service fees		9,856
Fund shares redeemed		128,868
Accrued expenses	+	33,562

Total liabilities		10,532,756

Net Assets

Total assets		478,839,989
Total liabilities	−	10,532,756

Net assets		$468,307,233

Net Assets by Source
Capital received from investors		372,352,168
Net investment income not yet distributed		162,221
Net realized capital gains		20,295,093
Net unrealized capital gains		75,497,751

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$468,307,233		22,279,724		$21.02

46 See financial notes

 Schwab Small-Cap Equity Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends		$4,173,793
Interest		477
Securities on loan	+	86,559

Total investment income		4,260,829

Expenses

Investment adviser and administrator fees		1,715,123
Shareholder service fees		522,685
Portfolio accounting fees		23,812
Custodian fees		23,236
Shareholder reports		22,425
Professional fees		17,252
Registration fees		11,883
Transfer agent fees		11,530
Trustees’ fees		4,092
Other expenses	+	4,147

Total expenses		2,356,185
Expense reduction by CSIM and its affiliates	−	18,474

Net expenses	−	2,337,711

Net investment income		1,923,118

Realized and Unrealized Gains (Losses)

Net realized gains on investments		34,729,275
Net realized gains on futures contracts	+	234,066

Net realized gains		34,963,341
Net unrealized gains on investments		37,701,267
Net unrealized gains on futures contracts	+	84,825

Net unrealized gains	+	37,786,092

Net realized and unrealized gains		72,749,433

Increase in net assets resulting from operations		$74,672,551

See financial notes 47

 Schwab Small-Cap Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$1,923,118	$412,291
Net realized gains		34,963,341	34,583,871
Net unrealized gains	+	37,786,092	23,055,659

Increase in net assets from operations		74,672,551	58,051,821

Distributions to Shareholders

Distributions from net investment income		($2,100,800)	($177,045)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,186,236	$42,903,773	10,994,013	$164,489,009
Shares reinvested		39,481	707,097	3,977	61,875
Shares redeemed	+	(1,822,351)	(35,439,631)	(3,628,709)	(61,262,349)

Net transactions in fund shares		403,366	$8,171,239	7,369,281	$103,288,535

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		21,876,358	$387,564,243	14,507,077	$226,400,932
Total increase	+	403,366	80,742,990	7,369,281	161,163,311

End of period		22,279,724	$468,307,233	21,876,358	$387,564,243

Net investment income not yet distributed			$162,221		$339,903

48 See financial notes

Schwab Hedged Equity Fund™

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	16.36		15.32	14.79	13.45	12.55	16.39

Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.08)	(0.05)	(0.08)	(0.05)	(0.05)
Net realized and unrealized gains (losses)	1.42		1.12	0.58	1.42	0.96	(3.63)

Total from investment operations	1.37		1.04	0.53	1.34	0.91	(3.68)
Less distributions:
Distributions from net investment income	—		—	—	—	(0.01)	(0.16)

Total distributions	—		—	—	—	(0.01)	(0.16)

Net asset value at end of period	17.73		16.36	15.32	14.79	13.45	12.55

Total return (%)	8.37	[2]	6.79	3.58	9.96	7.28	(22.66)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	2.80	[3]	2.08	1.86	1.97	2.07 [4]	2.17 [5]
Net operating expenses (excluding dividend expense on short sales)	1.49	[3,6]	1.53 [6]	1.44 [7]	1.38 [8]	1.62 [4,8]	1.77
Gross operating expenses	2.85	[3]	2.13	1.88	1.99	2.29	2.19
Net investment income (loss)	(0.55)[3]		(0.47)	(0.25)	(0.54)	(0.41)	(0.17)
Portfolio turnover rate	72	[2]	109	98	115	169	138
Net assets, end of period ($ x 1,000,000)	196		194	236	329	306	343

* Unaudited.

1 Effective September 28, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
5 The ratio of net operating expenses would have been 2.16%, if interest expense had not been incurred.
6 The ratio of net operating expenses would have been 1.33% for the period ended 10/31/12 and 04/30/13, respectively, if stock loan fees on short sales had not been incurred.
7 The ratio of net operating expenses would have been 1.33% for the period ended 10/31/11, if stock loan fees on short sales and payment for state filing fees had not been included.
8 The ratio of net operating expenses would have been 1.47% and 1.31% for the period ended 10/31/09, and 10/31/10, respectively, if stock loan fees on short sales had not been incurred.

See financial notes 49

 Schwab Hedged Equity Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.0%		Common Stock	157,284,906	194,031,762
1.0%		Other Investment Company	1,951,757	1,951,757
0.1%		Short-Term Investments	119,994	119,994

100.1%		Total Investments	159,356,657	196,103,513
(40	.7)%	Short Sales	(73,914,060)	(79,842,271)
40.6%		Other Assets and Liabilities, Net		79,702,315

100.0%		Total Net Assets		195,963,557

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Banks 5.8%
Fifth Third Bancorp (c)	78,998	1,345,336
KeyCorp (c)	18,900	188,433
Northwest Bancshares, Inc.	59,500	728,875
Ocwen Financial Corp. *	8,100	296,298
Regions Financial Corp. (c)	239,500	2,033,355
SunTrust Banks, Inc.	51,134	1,495,670
Wells Fargo & Co. (c)	118,191	4,488,894
Zions Bancorp	35,000	861,700

		11,438,561

Capital Goods 6.5%
3M Co.	10,200	1,068,042
AGCO Corp.	34,373	1,830,362
Curtiss-Wright Corp.	43,600	1,431,824
GATX Corp.	33,300	1,696,635
General Electric Co. (c)	31,485	701,801
Northrop Grumman Corp.	14,700	1,113,378
Roper Industries, Inc.	6,500	777,725
Textron, Inc.	32,235	830,051
The Manitowoc Co., Inc.	34,200	641,592
Wabtec Corp. (c)	25,200	2,644,488

		12,735,898

Commercial & Professional Supplies 0.5%
Equifax, Inc.	13,800	844,560
The Brink’s Co.	1,000	26,510
UniFirst Corp.	400	36,420

		907,490

Consumer Durables & Apparel 3.5%
Fossil, Inc. *	22,600	2,217,512
Hanesbrands, Inc. *	16,400	822,624
Jarden Corp. (c)*	35,416	1,594,074
Mohawk Industries, Inc. (c)*	20,620	2,286,346

		6,920,556

Consumer Services 1.7%
Brinker International, Inc. (c)	33,926	1,319,721
Cracker Barrel Old Country Store, Inc.	5,300	438,522
Jack in the Box, Inc. *	23,600	846,060
Service Corp. International	43,200	729,216

		3,333,519

Diversified Financials 7.6%
Affiliated Managers Group, Inc. *	8,000	1,245,440
Bank of America Corp. (c)	118,400	1,457,504
JPMorgan Chase & Co. (c)	93,012	4,558,518
Northern Trust Corp.	11,700	630,864
SLM Corp. (c)	142,109	2,934,551
State Street Corp.	13,600	795,192
The Bank of New York Mellon Corp.	66,100	1,865,342
The Goldman Sachs Group, Inc.	9,800	1,431,486

		14,918,897

Energy 9.8%
Chevron Corp. (c)	32,596	3,977,038
ConocoPhillips	44,500	2,690,025
EOG Resources, Inc. (c)	21,300	2,580,708
Exxon Mobil Corp. (c)	22,178	1,973,620
Marathon Oil Corp. (c)	92,000	3,005,640
Murphy Oil Corp. (c)	40,553	2,517,936
Oceaneering International, Inc. (c)	24,501	1,719,235
Valero Energy Corp. (c)	20,378	821,641

		19,285,843

Food & Staples Retailing 3.0%
Costco Wholesale Corp.	13,500	1,463,805
Rite Aid Corp. *	30,500	80,825
Safeway, Inc.	65,600	1,477,312
The Kroger Co. (c)	84,543	2,906,588

		5,928,530

Food, Beverage & Tobacco 6.3%
Bunge Ltd. (c)	27,244	1,967,289
Ingredion, Inc. (c)	41,149	2,963,140
J&J Snack Foods Corp.	6,100	457,622
Kellogg Co.	24,700	1,606,488
PepsiCo, Inc.	15,519	1,279,852
Universal Corp. (c)	69,100	3,976,705

		12,251,096

Health Care Equipment & Services 3.7%
Alere, Inc. *	49,200	1,263,456
Baxter International, Inc.	1,000	69,870
Cigna Corp.	15,400	1,019,018

50 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Magellan Health Services, Inc. *	43,300	2,215,228
Medtronic, Inc.	54,000	2,520,720
UnitedHealth Group, Inc.	3,800	227,734

		7,316,026

Insurance 3.6%
Aflac, Inc.	36,700	1,997,948
American Financial Group, Inc. (c)	30,000	1,448,100
Principal Financial Group, Inc.	39,132	1,412,665
Prudential Financial, Inc.	14,700	888,174
Reinsurance Group of America, Inc.	8,300	519,165
The Travelers Cos., Inc.	9,900	845,559

		7,111,611

Materials 5.9%
AMCOL International Corp.	20,400	627,708
Coeur d’Alene Mines Corp. *	32,900	501,396
Commercial Metals Co.	61,300	896,206
International Paper Co. (c)	65,416	3,073,244
MeadWestvaco Corp. (c)	40,247	1,387,716
Minerals Technologies, Inc. (c)	70,592	2,868,153
PPG Industries, Inc.	4,472	658,010
Steel Dynamics, Inc.	30,700	461,728
Worthington Industries, Inc.	35,300	1,135,954

		11,610,115

Media 1.7%
Comcast Corp., Class A	31,700	1,309,210
Lamar Advertising Co., Class A *	1,100	51,502
Live Nation Entertainment, Inc. *	32,700	413,001
Time Warner, Inc.	24,800	1,482,544

		3,256,257

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
Amgen, Inc.	19,700	2,052,937
Celgene Corp. *	24,000	2,833,680
Charles River Laboratories International, Inc. (c)*	45,000	1,957,050
Merck & Co., Inc. (c)	69,800	3,280,600
Pfizer, Inc. (c)	199,387	5,796,180

		15,920,447

Real Estate 1.2%
Apartment Investment & Management Co., Class A	11,700	363,987
First Industrial Realty Trust, Inc.	43,000	771,420
Strategic Hotels & Resorts, Inc. (c)*	154,700	1,248,429

		2,383,836

Retailing 5.9%
Abercrombie & Fitch Co., Class A (c)	73,200	3,627,792
ANN, Inc. *	17,900	528,766
Best Buy Co., Inc.	14,900	387,251
Foot Locker, Inc. (c)	69,789	2,433,542
Macy’s, Inc. (c)	65,421	2,917,777
Rent-A-Center, Inc.	18,200	635,726
The Children’s Place Retail Stores, Inc. *	8,900	435,388
The TJX Cos., Inc.	10,500	512,085

		11,478,327

Semiconductors & Semiconductor Equipment 0.7%
First Solar, Inc. *	7,600	353,856
LSI Corp. (c)*	83,966	549,138
NVIDIA Corp.	27,200	374,544

		1,277,538

Software & Services 10.6%
Accenture plc, Class A	27,800	2,264,032
Aspen Technology, Inc. *	22,500	685,800
CA, Inc. (c)	91,406	2,465,220
Cadence Design Systems, Inc. (c)*	137,800	1,901,640
Convergys Corp. (c)	100,622	1,712,586
Google, Inc., Class A *	1,400	1,154,398
Jack Henry & Associates, Inc.	26,200	1,215,680
Microsoft Corp.	23,900	791,090
Oracle Corp. (c)	84,300	2,763,354
Rovi Corp. *	37,300	872,447
Symantec Corp. (c)*	167,425	4,068,428
Synopsys, Inc. *	23,000	818,110

		20,712,785

Technology Hardware & Equipment 5.7%
Apple, Inc. (c)	9,728	4,307,072
Brocade Communications Systems, Inc. (c)*	349,224	2,032,484
Cisco Systems, Inc.	64,900	1,357,708
EchoStar Corp., Class A (c)*	21,567	846,936
Tech Data Corp. (c)*	34,245	1,600,269
Western Digital Corp.	17,379	960,711

		11,105,180

Telecommunication Services 1.3%
AT&T, Inc.	46,100	1,726,906
Telephone & Data Systems, Inc. (c)	37,020	830,729

		2,557,635

Transportation 2.8%
AMERCO	7,400	1,189,180
Delta Air Lines, Inc. (c)*	64,000	1,096,960
FedEx Corp. (c)	27,592	2,593,924
Hertz Global Holdings, Inc. *	25,500	614,040

		5,494,104

Utilities 3.1%
Ameren Corp. (c)	77,366	2,804,517
American Electric Power Co., Inc.	23,200	1,193,176
CenterPoint Energy, Inc.	49,000	1,209,320

See financial notes 51

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The AES Corp. (c)	63,528	880,498

		6,087,511

Total Common Stock
(Cost $157,284,906)		194,031,762

Other Investment Company 1.0% of net assets

Money Market Fund 1.0%
State Street Institutional U.S. Government Money Market Fund	1,951,757	1,951,757

Total Other Investment Company
(Cost $1,951,757)		1,951,757

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.03%, 06/20/13 (a)(b)	50,000	49,998
0.04%, 06/20/13 (a)(b)	70,000	69,996

Total Short-Term Investments
(Cost $119,994)		119,994

End of Investments.

At 04/30/13, the tax basis cost of the fund’s investments was $159,407,089 and the unrealized appreciation and depreciation were $37,799,961 and ($1,103,537), respectively, with a net unrealized appreciation of $36,696,424.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	All or a portion of this security is held as collateral for short sales

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/21/13	25	1,990,250	37,919

52 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Short Sales 40.7% of net assets

Automobiles & Components 1.5%
American Axle & Manufacturing Holdings, Inc. *	5,200	69,524
Dorman Products, Inc.	45,200	1,705,848
Gentex Corp.	24,700	555,750
Johnson Controls, Inc.	19,300	675,693

		3,006,815

Banks 4.0%
Bank of Hawaii Corp.	27,500	1,311,475
Bank of the Ozarks, Inc.	32,800	1,342,504
BankUnited, Inc.	46,800	1,186,380
First Niagara Financial Group, Inc.	102,100	970,971
Firstmerit Corp.	34,000	582,420
New York Community Bancorp, Inc.	77,400	1,048,770
Texas Capital Bancshares, Inc. *	11,500	479,090
Valley National Bancorp	103,835	933,477

		7,855,087

Capital Goods 3.2%
Colfax Corp. *	29,100	1,358,097
Fortune Brands Home & Security, Inc. *	8,100	294,759
Generac Holdings, Inc.	1,600	57,488
GrafTech International Ltd. *	49,500	355,410
Joy Global, Inc.	700	39,564
Owens Corning *	6,100	256,566
Proto Labs, Inc. *	28,200	1,440,456
Raven Industries, Inc.	30,300	1,016,565
Simpson Manufacturing Co., Inc.	8,000	229,920
TransDigm Group, Inc.	6,600	968,880
Watsco, Inc.	2,500	210,950

		6,228,655

Commercial & Professional Supplies 2.1%
Copart, Inc. *	28,985	1,021,721
Stericycle, Inc. *	12,800	1,386,496
The Advisory Board Co. *	14,400	707,760
Waste Connections, Inc.	24,800	941,160

		4,057,137

Consumer Durables & Apparel 1.0%
D.R. Horton, Inc.	35,200	918,016
M.D.C. Holdings, Inc.	5,000	188,000
Meritage Homes Corp. *	4,700	229,313
Standard Pacific Corp. *	62,400	564,720

		1,900,049

Consumer Services 0.2%
DeVry, Inc.	15,300	428,553

Diversified Financials 2.9%
Apollo Investment Corp.	154,200	1,358,502
CBOE Holdings, Inc.	7,200	270,216
CME Group, Inc.	22,000	1,338,920
TD Ameritrade Holding Corp.	36,500	726,715
Walter Investment Management Corp. *	58,900	1,976,684

		5,671,037

Energy 2.5%
Approach Resources, Inc. *	7,600	180,272
Bonanza Creek Energy, Inc. *	34,600	1,188,510
Cabot Oil & Gas Corp.	8,200	558,010
Cheniere Energy, Inc. *	13,100	373,088
FMC Technologies, Inc. *	6,400	347,520
Gulfport Energy Corp. *	7,600	396,644
Kodiak Oil & Gas Corp. *	98,484	771,130
PDC Energy, Inc. *	6,500	281,450
Range Resources Corp.	7,400	544,048
Southwestern Energy Co. *	9,400	351,748

		4,992,420

Food & Staples Retailing 0.7%
Sysco Corp.	23,900	833,154
The Fresh Market, Inc. *	12,000	491,160

		1,324,314

Food, Beverage & Tobacco 3.7%
B&G Foods, Inc.	33,600	1,036,896
Dean Foods Co. *	54,600	1,045,044
Flowers Foods, Inc.	13,800	454,572
Hormel Foods Corp.	31,100	1,283,497
Lorillard, Inc.	12,300	527,547
McCormick & Co., Inc. - Non Voting Shares	1,700	122,298
Reynolds American, Inc.	18,428	873,856
Snyders-Lance, Inc.	5,200	130,936
The Hain Celestial Group, Inc. *	28,100	1,833,525

		7,308,171

Health Care Equipment & Services 1.3%
Acadia Healthcare Co., Inc. *	17,306	546,004
DexCom, Inc. *	64,400	1,056,804
HeartWare International, Inc. *	8,800	855,360

		2,458,168

Insurance 3.1%
Cincinnati Financial Corp.	8,600	420,626
Erie Indemnity Co., Class A	4,100	326,237
Hilltop Holdings, Inc. *	100,400	1,344,356
Mercury General Corp.	32,900	1,503,859
RLI Corp.	16,900	1,214,265
The Progressive Corp.	52,400	1,325,196

		6,134,539

Materials 1.9%
Airgas, Inc.	13,100	1,266,115
Albemarle Corp.	14,200	869,750
Allied Nevada Gold Corp. *	13,600	145,520
Compass Minerals International, Inc.	3,400	294,236
Eagle Materials, Inc.	1,900	128,725
Southern Copper Corp.	28,885	962,737

See financial notes 53

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Walter Energy, Inc.	7,600	136,192

		3,803,275

Media 1.7%
DreamWorks Animation SKG, Inc., Class A *	49,200	948,576
Loral Space & Communications, Inc.	5,400	332,208
Pandora Media, Inc. *	141,709	1,974,006

		3,254,790

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Akorn, Inc. *	50,600	761,530
Endo Health Solutions, Inc. *	24,100	883,024
Mettler-Toledo International, Inc. *	3,400	710,464

		2,355,018

Real Estate 1.1%
Government Properties Income Trust	12,100	315,205
Rayonier, Inc.	20,400	1,212,168
Realty Income Corp.	10,900	555,573

		2,082,946

Retailing 1.2%
AutoZone, Inc. *	2,600	1,063,634
CarMax, Inc. *	18,300	842,532
Lithia Motors, Inc., Class A	5,500	272,360
Mattress Firm Holding Corp. *	3,100	118,792
TripAdvisor, Inc. *	2,800	147,224

		2,444,542

Semiconductors & Semiconductor Equipment 1.2%
Cavium, Inc. *	10,200	320,790
Cirrus Logic, Inc. *	105,700	2,041,067

		2,361,857

Software & Services 2.9%
Booz Allen Hamilton Holding Corp.	4,500	68,355
Concur Technologies, Inc. *	15,800	1,155,138
CoStar Group, Inc. *	1,500	162,615
FactSet Research Systems, Inc.	2,800	263,396
Genpact Ltd.	38,300	712,380
Intuit, Inc.	7,700	459,228
LinkedIn Corp., Class A *	2,712	520,948
Liquidity Services, Inc. *	8,000	263,200
NetSuite, Inc. *	3,200	281,472
Paychex, Inc.	34,600	1,259,786
QLIK Technologies, Inc. *	16,100	418,761
ServiceSource International, Inc. *	18,400	117,760

		5,683,039

Technology Hardware & Equipment 2.2%
ADTRAN, Inc.	23,500	493,500
Anixter International, Inc.	11,100	796,314
F5 Networks, Inc. *	5,400	412,722
National Instruments Corp.	35,800	978,414
OSI Systems, Inc. *	11,200	641,760
ViaSat, Inc. *	21,400	1,037,258

		4,359,968

Transportation 1.1%
Allegiant Travel Co.	6,200	557,380
Kirby Corp. *	11,100	831,279
Norfolk Southern Corp.	9,600	743,232

		2,131,891

Total Short Sales
(Proceeds $73,914,060)		79,842,271

End of Short Sale Positions.

*	Non-income producing security

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$194,031,762	$—	$—	$194,031,762
Other Investment Company[1]	1,951,757	—	—	1,951,757
Short-Term Investments[1]	—	119,994	—	119,994

Total	$195,983,519	$119,994	$—	$196,103,513

Other Financial Instruments
Futures Contracts[2]	$37,919	$—	$—	$37,919

54 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Short Sales	($79,842,271)	$—	$—	($79,842,271)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 for the period ended April 30, 2013.

See financial notes 55

 Schwab Hedged Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments, at value (cost $159,356,657)		$196,103,513
Deposits with broker for short sales		79,214,497
Receivables:
Investments sold		3,891,700
Fund shares sold		461,633
Dividends		128,569
Due from broker for futures		5,000
Interest		23
Prepaid expenses	+	5,549

Total assets		279,810,484

Liabilities

Securities sold short, at value (proceeds $73,914,060)		79,842,271
Payables:
Investments bought		3,852,034
Investment adviser and administrator fees		16,446
Shareholder service fees		4,880
Fund shares redeemed		64,283
Dividends on short sales		19,944
Accrued expenses	+	47,069

Total liabilities		83,846,927

Net Assets

Total assets		279,810,484
Total liabilities	−	83,846,927

Net assets		$195,963,557

Net Assets by Source
Capital received from investors		159,303,702
Net investment loss		(1,438,683)
Net realized capital gains		7,241,974
Net unrealized capital gains		30,856,564

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$195,963,557		11,051,796		$17.73

56 See financial notes

 Schwab Hedged Equity Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends		$2,178,209
Interest	+	274

Total investment income		2,178,483

Expenses

Investment adviser and administrator fees		1,019,658
Shareholder service fees		228,950
Dividends on short sales		1,271,403
Stock loan fees on short sales		153,296
Professional fees		24,716
Portfolio accounting fees		19,425
Transfer agent fees		17,168
Registration fees		10,863
Shareholder reports		8,036
Custodian fees		7,743
Trustees’ fees		3,541
Interest expense		802
Other expenses	+	2,761

Total expenses		2,768,362
Expense reduction by CSIM and its affiliates	−	51,295

Net expenses	−	2,717,067

Net investment loss		(538,584)

Realized and Unrealized Gains (Losses)

Net realized gains on investments		13,480,347
Net realized gains on futures contracts		7,385
Net realized losses on short sales	+	(3,583,795)

Net realized gains		9,903,937
Net unrealized gains on investments		13,530,439
Net unrealized gains on futures contracts		37,919
Net unrealized losses on short sales	+	(7,172,356)

Net unrealized gains	+	6,396,002

Net realized and unrealized gains		16,299,939

Increase in net assets resulting from operations		$15,761,355

See financial notes 57

 Schwab Hedged Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment loss		($538,584)	($993,211)
Net realized gains		9,903,937	15,666,186
Net unrealized gains (losses)	+	6,396,002	(705,355)

Increase in net assets from operations		$15,761,355	$13,967,620

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,663,717	$28,343,438	2,083,203	$33,255,732
Shares redeemed	+	(2,492,648)	(42,506,993)	(5,584,279)	(88,481,803)

Net transactions in fund shares		(828,931)	($14,163,555)	(3,501,076)	($55,226,071)

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,880,727	$194,365,757	15,381,803	$235,624,208
Total increase or decrease	+	(828,931)	1,597,800	(3,501,076)	(41,258,451)

End of period		11,051,796	$195,963,557	11,880,727	$194,365,757

Net investment loss			($1,438,683)		($900,099)

58 See financial notes

Schwab Financial Services Fund™

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.66		9.17	9.74	8.77	9.05	15.88

Income (loss) from investment operations:
Net investment income (loss)	0.08		0.08	0.05	0.04	0.08	0.18
Net realized and unrealized gains (losses)	1.87		1.46	(0.58)	0.99	(0.21)	(6.78)

Total from investment operations	1.95		1.54	(0.53)	1.03	(0.13)	(6.60)
Less distributions:
Distributions from net investment income	(0.09)		(0.05)	(0.04)	(0.06)	(0.15)	(0.21)
Distributions from net realized gains	—		—	—	—	—	(0.02)

Total distributions	(0.09)		(0.05)	(0.04)	(0.06)	(0.15)	(0.23)

Net asset value at end of period	12.52		10.66	9.17	9.74	8.77	9.05

Total return (%)	18.47	[1]	16.92	(5.51)	11.79	(1.10)	(42.08)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.94	[2]	0.94	0.93 [3]	0.95 [4]	0.96 [5]	0.94
Gross operating expenses	1.05	[2]	1.10	1.06	1.04	0.99	0.94
Net investment income (loss)	1.41	[2]	0.78	0.45	0.37	0.91	1.56
Portfolio turnover rate	55	[1]	84	77	54	47	59
Net assets, end of period ($ x 1,000,000)	56		47	40	52	64	84

* Unaudited.

1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 0.94%, if payment for state filing fees had not been included.
4 The ratio of net operating expenses would have been 0.94%, if certain non-routine expenses had not been incurred.
5 Effective July 1, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

See financial notes 59

 Schwab Financial Services Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.6%	Common Stock	44,416,883	54,613,893
0.9%	Short-Term Investments	522,577	522,577

98.5%	Total Investments	44,939,460	55,136,470
1.3%	Collateral Invested for Securities on Loan	744,625	744,625
0.2%	Other Assets and Liabilities, Net		83,091

100.0%	Total Net Assets		55,964,186

	Number	Value
Security	of Shares	($)

Common Stock 97.6% of net assets

Banks 18.1%
Bank Mutual Corp.	8,600	44,548
Berkshire Hills Bancorp, Inc.	5,100	131,886
Chemical Financial Corp.	11,500	285,200
First Defiance Financial Corp.	8,700	196,968
First Interstate BancSystem, Inc.	11,500	233,680
Huntington Bancshares, Inc.	69,000	494,730
Northwest Bancshares, Inc.	34,900	427,525
Ocwen Financial Corp. *	6,800	248,744
Regions Financial Corp.	82,500	700,425
SunTrust Banks, Inc.	4,400	128,700
U.S. Bancorp	16,700	555,776
United Community Banks, Inc. *	25,400	278,130
Wells Fargo & Co.	124,900	4,743,702
WSFS Financial Corp.	13,200	646,008
Zions Bancorp	41,600	1,024,192

		10,140,214

Diversified Financials 34.8%
Affiliated Managers Group, Inc. *	7,400	1,152,032
Bank of America Corp.	192,100	2,364,751
BlackRock, Inc.	3,100	826,150
Citigroup, Inc.	56,000	2,612,960
First Cash Financial Services, Inc. *	2,500	128,675
FXCM, Inc., Class A	10,700	144,985
Investment Technology Group, Inc. *	32,700	356,103
JPMorgan Chase & Co.	96,000	4,704,960
Morgan Stanley	46,400	1,027,760
SLM Corp.	37,100	766,115
State Street Corp.	27,300	1,596,231
The Bank of New York Mellon Corp.	55,900	1,577,498
The Goldman Sachs Group, Inc.	15,200	2,220,264

		19,478,484

Insurance 21.9%
Aflac, Inc.	26,600	1,448,104
American International Group, Inc. *	20,500	849,110
Berkshire Hathaway, Inc., Class B *	23,700	2,519,784
First American Financial Corp.	3,900	104,403
HCC Insurance Holdings, Inc.	24,200	1,030,920
Loews Corp.	24,100	1,076,547
MetLife, Inc.	5,500	214,445
Prudential Financial, Inc.	20,300	1,226,526
Reinsurance Group of America, Inc.	15,100	944,505
The Travelers Cos., Inc.	19,700	1,682,577
Torchmark Corp.	17,500	1,086,225
XL Group plc	2,200	68,508

		12,251,654

Real Estate 22.8%
Agree Realty Corp.	2,500	75,175
Apartment Investment & Management Co., Class A	33,700	1,048,407
CBL & Associates Properties, Inc.	900	21,726
CBRE Group, Inc., Class A *	34,100	825,902
Cousins Properties, Inc.	10,100	110,292
DDR Corp.	53,000	972,020
Duke Realty Corp.	46,900	827,316
Equity Lifestyle Properties, Inc.	11,900	966,875
Extra Space Storage, Inc.	5,100	222,258
First Industrial Realty Trust, Inc.	32,400	581,256
Liberty Property Trust	25,900	1,113,441
Prologis, Inc.	32,400	1,359,180
Retail Properties of America, Inc., Class A	11,100	169,941
RLJ Lodging Trust	30,300	698,112
Simon Property Group, Inc.	11,037	1,965,359
Strategic Hotels & Resorts, Inc. *	6,700	54,069
Weingarten Realty Investors	13,500	459,945
Weyerhaeuser Co.	41,700	1,272,267

		12,743,541

Total Common Stock
(Cost $44,416,883)		54,613,893

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.9% of net assets

Time Deposit 0.9%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 05/01/13	495,580	495,580

60 See financial notes

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.09%, 06/20/13 (a)(b)	27,000	26,997

Total Short-Term Investments
(Cost $522,577)		522,577

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.3% of net assets

Wells Fargo Advantage Government Money Market Fund (c)	744,625	744,625

Total Collateral Invested for Securities on Loan
(Cost $744,625)		744,625

End of Collateral Invested for Securities on Loan

At 04/30/13, the tax basis cost of the fund’s investments was $44,950,510 and the unrealized appreciation and depreciation were $10,231,164 and ($45,204), respectively, with a net unrealized appreciation of $10,185,960.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	Collateral amounts relate to shares on loan of National Retail Properties, Inc., which was sold off as of period end and not yet settled.

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/21/13	10	796,100	15,208

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$54,613,893	$—	$—	$54,613,893
Short-Term Investments[1]	—	522,577	—	522,577

Total	$54,613,893	$522,577	$—	$55,136,470

Other Financial Instruments
Collateral Invested for Securities on Loan	$744,625	$—	$—	$744,625
Futures Contracts[2]	15,208	—	—	15,208

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

See financial notes 61

 Schwab Financial Services Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments, at value (cost $44,939,460)		$55,136,470
Collateral invested for securities on loan		744,625
Receivables:
Investments sold		4,771,525
Fund shares sold		96,540
Dividends		30,867
Due from broker for futures		2,604
Income from securities on loan		141
Prepaid expenses	+	1,051

Total assets		60,783,823

Liabilities

Collateral held for securities on loan		744,625
Payables:
Investments bought		3,985,446
Investment adviser and administrator fees		2,206
Shareholder service fees		2,444
Fund shares redeemed		65,725
Accrued expenses	+	19,191

Total liabilities		4,819,637

Net Assets

Total assets		60,783,823
Total liabilities	−	4,819,637

Net assets		$55,964,186

Net Assets by Source
Capital received from investors		79,087,822
Net investment income not yet distributed		176,060
Net realized capital losses		(33,529,030)
Net unrealized capital gains		10,229,334

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$55,964,186		4,471,124		$12.52

62 See financial notes

 Schwab Financial Services Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends		$600,796
Interest		176
Securities on loan	+	150

Total investment income		601,122

Expenses

Investment adviser and administrator fees		138,167
Shareholder service fees		61,543
Portfolio accounting fees		18,175
Transfer agent fees		15,674
Professional fees		14,282
Registration fees		8,016
Shareholder reports		6,177
Trustees’ fees		3,018
Custodian fees		2,478
Other expenses	+	743

Total expenses		268,273
Expense reduction by CSIM and its affiliates	−	27,760

Net expenses	−	240,513

Net investment income		360,609

Realized and Unrealized Gains (Losses)

Net realized gains on investments		2,218,140
Net realized gains on futures contracts	+	42,624

Net realized gains		2,260,764
Net unrealized gains on investments		6,059,203
Net unrealized gains on futures contracts	+	35,376

Net unrealized gains	+	6,094,579

Net realized and unrealized gains		8,355,343

Increase in net assets resulting from operations		$8,715,952

See financial notes 63

 Schwab Financial Services Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$360,609	$341,423
Net realized gains		2,260,764	1,502,885
Net unrealized gains	+	6,094,579	4,694,094

Increase in net assets from operations		8,715,952	6,538,402

Distributions to Shareholders

Distributions from net investment income		($406,901)	($224,748)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		734,321	$8,423,314	1,195,666	$12,102,193
Shares reinvested		33,206	353,309	21,793	196,795
Shares redeemed	+	(677,696)	(7,815,525)	(1,227,292)	(12,174,120)

Net transactions in fund shares		89,831	$961,098	(9,833)	$124,868

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,381,293	$46,694,037	4,391,126	$40,255,515
Total increase or decrease	+	89,831	9,270,149	(9,833)	6,438,522

End of period		4,471,124	$55,964,186	4,381,293	$46,694,037

Net investment income not yet distributed			$176,060		$222,352

64 See financial notes

Schwab Health Care Fund™

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	20.59		17.29	15.48	13.41	12.55	17.08

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.27	0.15	0.19	0.13	0.08
Net realized and unrealized gains (losses)	3.70		3.18	1.85	2.01	0.82	(4.46)

Total from investment operations	3.84		3.45	2.00	2.20	0.95	(4.38)
Less distributions:
Distributions from net investment income	(0.33)		(0.15)	(0.19)	(0.13)	(0.09)	(0.05)
Distributions from net realized gains	(2.17)		—	—	—	—	(0.10)

Total distributions	(2.50)		(0.15)	(0.19)	(0.13)	(0.09)	(0.15)

Net asset value at end of period	21.93		20.59	17.29	15.48	13.41	12.55

Total return (%)	20.91	[1]	20.10	13.00	16.49	7.65	(25.87)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.82	[2]	0.82	0.81 [3]	0.82	0.83 [4]	0.82
Gross operating expenses	0.83	[2]	0.85	0.85	0.86	0.85	0.82
Net investment income (loss)	1.37	[2]	1.44	0.85	1.14	0.88	0.48
Portfolio turnover rate	21	[1]	60	24	37	36	50
Net assets, end of period ($ x 1,000,000)	681		511	414	410	430	545

* Unaudited.

1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 0.82%, if payment for state filing fees and a voluntary reduction of Investment Adviser fees had not been included.
4 Effective July 1, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

See financial notes 65

 Schwab Health Care Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

76.1%	Common Stock	401,697,259	518,638,980
20.6%	Foreign Common Stock	96,717,589	140,436,854
2.5%	Short-Term Investments	16,996,335	16,996,335

99.2%	Total Investments	515,411,183	676,072,169
0.8%	Other Assets and Liabilities, Net		5,115,442

100.0%	Total Net Assets		681,187,611

	Number	Value
Security	of Shares	($)

Common Stock 76.1% of net assets

Health Care Equipment & Services 27.0%
Abbott Laboratories	303,000	11,186,760
Alere, Inc. *	162,000	4,160,160
Allscripts Healthcare Solutions, Inc. *	100,000	1,384,000
AMN Healthcare Services, Inc. *	60,000	823,800
AmSurg Corp. *	86,000	2,886,160
Baxter International, Inc.	250,000	17,467,500
Becton, Dickinson & Co.	50,000	4,715,000
Boston Scientific Corp. *	1,594,000	11,939,060
Cantel Medical Corp.	13,000	410,930
Capital Senior Living Corp. *	35,000	849,100
Chemed Corp.	12,000	979,440
Cigna Corp.	126,000	8,337,420
Community Health Systems, Inc.	31,000	1,412,670
CONMED Corp.	80,000	2,506,400
Covidien plc	161,000	10,278,240
Cynosure, Inc., Class A *	27,000	698,220
Emeritus Corp. *	30,000	771,000
Five Star Quality Care, Inc. *	78,000	368,940
Gentiva Health Services, Inc. *	80,000	839,200
Greatbatch, Inc. *	60,000	1,676,400
Haemonetics Corp. *	30,000	1,155,000
Health Management Associates, Inc., Class A *	75,000	861,750
Hill-Rom Holdings, Inc.	167,000	5,689,690
Hologic, Inc. *	70,000	1,425,900
Humana, Inc.	30,000	2,223,300
ICU Medical, Inc. *	31,000	1,867,750
Integra LifeSciences Holdings Corp. *	30,000	1,050,900
Invacare Corp.	78,000	1,049,100
Kindred Healthcare, Inc. *	85,000	891,650
LifePoint Hospitals, Inc. *	30,000	1,440,000
Magellan Health Services, Inc. *	62,000	3,171,920
MedAssets, Inc. *	224,000	4,195,520
Medtronic, Inc.	554,000	25,860,720
NuVasive, Inc. *	53,000	1,111,410
Omnicare, Inc.	50,000	2,188,500
Omnicell, Inc. *	50,000	901,000
PharMerica Corp. *	60,000	773,400
RTI Biologics, Inc. *	81,000	322,380
STERIS Corp.	111,000	4,616,490
Stryker Corp.	25,000	1,639,500
SurModics, Inc. *	32,000	846,400
Symmetry Medical, Inc. *	100,000	1,192,000
Teleflex, Inc.	25,000	1,953,250
UnitedHealth Group, Inc.	336,000	20,136,480
Vanguard Health Systems, Inc. *	137,000	2,004,310
Wright Medical Group, Inc. *	100,000	2,344,000
Zimmer Holdings, Inc.	128,000	9,785,600

		184,388,320

Pharmaceuticals, Biotechnology & Life Sciences 49.1%
AbbVie, Inc.	439,000	20,215,950
Acorda Therapeutics, Inc. *	72,000	2,849,040
Allergan, Inc.	83,000	9,424,650
AMAG Pharmaceuticals, Inc. *	95,000	2,094,750
Amgen, Inc.	225,000	23,447,250
Astex Pharmaceuticals *	108,000	743,040
Bio-Rad Laboratories, Inc., Class A *	37,000	4,430,750
Biogen Idec, Inc. *	60,000	13,135,800
Bristol-Myers Squibb Co.	198,000	7,864,560
Bruker Corp. *	85,000	1,510,450
Cambrex Corp. *	35,000	437,150
Celgene Corp. *	200,000	23,614,000
Charles River Laboratories International, Inc. *	130,000	5,653,700
Cubist Pharmaceuticals, Inc. *	207,000	9,505,440
Eli Lilly & Co.	454,000	25,142,520
Emergent Biosolutions, Inc. *	30,000	460,200
Gilead Sciences, Inc. *	220,000	11,140,800
ICON plc *	29,000	931,480
Johnson & Johnson	530,000	45,171,900
Lannett Co., Inc. *	37,000	429,570
Lexicon Pharmaceuticals, Inc. *	71,000	140,580
Merck & Co., Inc.	735,000	34,545,000
Mylan, Inc. *	471,000	13,710,810
PAREXEL International Corp. *	110,000	4,504,500
Pfizer, Inc.	1,509,000	43,866,630
Thermo Fisher Scientific, Inc.	241,000	19,443,880
United Therapeutics Corp. *	87,000	5,809,860
Warner Chilcott plc, Class A	280,000	4,026,400

		334,250,660

Total Common Stock
(Cost $401,697,259)		518,638,980

Foreign Common Stock 20.6% of net assets

Australia 1.4%

Health Care Equipment & Services 0.1%
Primary Health Care Ltd.	100,000	546,532

66 See financial notes

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
CSL Ltd.	140,000	9,149,404

		9,695,936

Denmark 1.8%

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	10,000	544,064
GN Store Nord A/S	60,000	1,097,358

		1,641,422

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Novo Nordisk A/S, Class B	60,000	10,561,481

		12,202,903

France 2.8%

Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Sanofi	174,000	18,812,102

Germany 0.7%

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Bayer AG - Reg’d	26,000	2,718,208
Merck KGaA	15,000	2,285,200

		5,003,408

Israel 0.5%

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Teva Pharmaceutical Industries Ltd.	92,000	3,532,207

Japan 3.7%

Health Care Equipment & Services 0.2%
Sysmex Corp.	10,000	644,904
Terumo Corp.	15,000	745,207

		1,390,111

Pharmaceuticals, Biotechnology & Life Sciences 3.5%
Astellas Pharma, Inc.	100,000	5,828,505
Chugai Pharmaceutical Co., Ltd.	25,000	622,433
Dainippon Sumitomo Pharma Co., Ltd.	244,000	4,481,628
Eisai Co., Ltd.	50,000	2,281,707
Kyowa Hakko Kirin Co., Ltd.	404,000	4,958,884
Otsuka Holdings Co., Ltd.	45,000	1,622,803
Shionogi & Co., Ltd.	30,000	737,908
Takeda Pharmaceutical Co., Ltd.	60,000	3,294,105

		23,827,973

		25,218,084

Republic of Korea 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Daewoong Pharmaceutical Co., Ltd.	6,000	401,159

South Africa 0.1%

Health Care Equipment & Services 0.1%
Mediclinic International Ltd.	100,000	724,912

Switzerland 7.2%

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
Actelion Ltd. - Reg’d *	144,000	8,816,879
Novartis AG - Reg’d	310,000	22,948,547
Roche Holding AG	69,000	17,273,487

		49,038,913

United Kingdom 2.3%

Health Care Equipment & Services 0.1%
Smith & Nephew plc	80,000	915,728

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
AstraZeneca plc	175,000	9,086,171
GlaxoSmithKline plc	225,000	5,805,331

		14,891,502

		15,807,230

Total Foreign Common Stock
(Cost $96,717,589)		140,436,854

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.5% of net assets

Time Deposits 2.3%
Citibank
Euro
(0.00)%, 05/01/13	72,623	72,623
DNB
USD
0.03%, 05/01/13	15,769,785	15,769,785

		15,842,408

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.01%, 06/20/13 (a)(b)	65,000	64,999
0.03%, 06/20/13 (a)(b)	500,000	499,979
0.04%, 06/20/13 (a)(b)	300,000	299,983
0.09%, 06/20/13 (a)(b)	289,000	288,966

		1,153,927

Total Short-Term Investments
(Cost $16,996,335)		16,996,335

End of Investments.

At 04/30/13, the tax basis cost of the fund’s investments was $515,411,183 and the unrealized appreciation and depreciation were $162,805,178 and ($2,144,192), respectively, with a net unrealized appreciation of $160,660,986.

See financial notes 67

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

At 04/30/13, the values of certain foreign securities held by the fund aggregating $139,167,878 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

Reg’d —	Registered

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/21/13	175	13,931,750	256,382

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$518,638,980	$—	$—	$518,638,980
Foreign Common Stock[1]	724,912	—	—	724,912
Australia[1]	—	9,695,936	—	9,695,936
Denmark
Health Care Equipment & Services	544,064	1,097,358	—	1,641,422
Pharmaceuticals, Biotechnology & Life Sciences	—	10,561,481	—	10,561,481
France[1]	—	18,812,102	—	18,812,102
Germany[1]	—	5,003,408	—	5,003,408
Israel[1]	—	3,532,207	—	3,532,207
Japan[1]	—	25,218,084	—	25,218,084
Republic of Korea[1]	—	401,159	—	401,159
Switzerland[1]	—	49,038,913	—	49,038,913
United Kingdom[1]	—	15,807,230	—	15,807,230
Short-Term Investments[1]	—	16,996,335	—	16,996,335

Total	$519,907,956	$156,164,213	$—	$676,072,169

Other Financial Instruments
Futures Contract[2]	$256,382	$—	$—	$256,382

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

68 See financial notes

 Schwab Health Care Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments, at value (cost $515,411,183)		$676,072,169
Foreign currency, at value (cost $14)		14
Receivables:
Investments sold		934,872
Fund shares sold		3,865,645
Dividends		465,461
Foreign tax reclaims		297,363
Due from broker for futures		35,000
Interest		13
Prepaid expenses	+	7,687

Total assets		681,678,224

Liabilities

Payables:
Investment adviser and administrator fees		30,455
Shareholder service fees		25,311
Fund shares redeemed		392,492
Accrued expenses	+	42,355

Total liabilities		490,613

Net Assets

Total assets		681,678,224
Total liabilities	−	490,613

Net assets		$681,187,611

Net Assets by Source
Capital received from investors		494,018,576
Net investment income not yet distributed		2,158,825
Net realized capital gains		24,096,213
Net unrealized capital gains		160,913,997

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$681,187,611		31,063,016		$21.93

See financial notes 69

 Schwab Health Care Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $260,858)		$6,212,623
Interest		2,502
Securities on loan	+	365

Total investment income		6,215,490

Expenses

Investment adviser and administrator fees		1,521,431
Shareholder service fees		687,061
Transfer agent fees		45,821
Shareholder reports		27,748
Portfolio accounting fees		27,659
Professional fees		15,749
Registration fees		14,841
Custodian fees		14,360
Trustees’ fees		4,470
Other expenses	+	5,705

Total expenses		2,364,845
Expense reduction by CSIM and its affiliates	−	45,821

Net expenses	−	2,319,024

Net investment income		3,896,466

Realized and Unrealized Gains (Losses)

Net realized gains on investments		23,686,877
Net realized gains on futures contracts		241,651
Net realized losses on foreign currency transactions	+	(66,604)

Net realized gains		23,861,924
Net unrealized gains on investments		81,857,240
Net unrealized gains on futures contracts		492,432
Net unrealized gains on foreign currency translations	+	6,486

Net unrealized gains	+	82,356,158

Net realized and unrealized gains		106,218,082

Increase in net assets resulting from operations		$110,114,548

70 See financial notes

 Schwab Health Care Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$3,896,466	$6,550,477
Net realized gains		23,861,924	69,963,685
Net unrealized gains	+	82,356,158	6,352,277

Increase in net assets from operations		110,114,548	82,866,439

Distributions to Shareholders

Distributions from net investment income		(8,336,930)	(3,529,101)
Distributions from net realized gains	+	(54,300,003)	—

Total distributions		($62,636,933)	($3,529,101)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,858,656	$119,836,971	4,855,710	$92,832,540
Shares reinvested		3,014,800	55,894,398	178,373	3,114,387
Shares redeemed	+	(2,620,827)	(52,937,101)	(4,151,453)	(78,160,304)

Net transactions in fund shares		6,252,629	$122,794,268	882,630	$17,786,623

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		24,810,387	$510,915,728	23,927,757	$413,791,767
Total increase	+	6,252,629	170,271,883	882,630	97,123,961

End of period		31,063,016	$681,187,611	24,810,387	$510,915,728

Net investment income not yet distributed			$2,158,825		$6,599,289

See financial notes 71

Schwab® International Core Equity Fund

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–		11/1/08–	5/30/08[2]–
	4/30/13*		10/31/12	10/31/11	10/31/10		10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	7.90		7.32	7.80	7.25		5.85	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.12		0.16	0.17	0.16		0.03	0.06
Net realized and unrealized gains (losses)	1.18		0.62	(0.46)	0.57		1.46	(4.21)

Total from investment operations	1.30		0.78	(0.29)	0.73		1.49	(4.15)
Less distributions:
Distributions from net investment income	(0.21)		(0.20)	(0.19)	(0.18)		(0.09)	—

Net asset value at end of period	8.99		7.90	7.32	7.80		7.25	5.85

Total return (%)	16.90	[3]	11.17	(3.89)	10.09		25.98	(41.50)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.86	[4]	0.86	0.80 [5]	0.87	[6]	0.86	0.86	[4]
Gross operating expenses	1.10	[4]	1.16	1.22	1.27		1.60	1.39	[4]
Net investment income (loss)	2.76	[4]	2.45	2.32	1.85		1.19	1.67	[4]
Portfolio turnover rate	47	[3]	112	86	91	[7]	94	56	[3]
Net assets, end of period ($ x 1,000,000)	110		78	60	53		37	3

* Unaudited.

1 Effective October 7, 2009, the Investor Shares class, the Select Shares class and the Institutional Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.86%, if a voluntary reduction of Investment Adviser fees had not been included.
6 The ratio of net operating expenses would have been 0.86%, if certain non-routine expenses had not been incurred.
7 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund.

72 See financial notes

 Schwab International Core Equity Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.5%		Common Stock	92,163,061	108,536,402
1.9%		Other Investment Companies	2,059,200	2,123,661

100.4%		Total Investments	94,222,261	110,660,063
(0	.4)%	Other Assets and Liabilities, Net		(449,485)

100.0%		Net Assets		110,210,578

	Number	Value
Security	of Shares	($)

Common Stock 98.5% of net assets

Australia 8.2%

Banks 0.9%
Westpac Banking Corp.	29,205	1,024,512

Capital Goods 0.2%
Seven Group Holdings Ltd.	18,391	177,346

Commercial & Professional Supplies 0.1%
Skilled Group Ltd.	33,211	98,216

Diversified Financials 2.1%
Challenger Ltd.	99,231	432,654
Macquarie Group Ltd.	31,942	1,299,455
Perpetual Ltd.	13,021	556,438

		2,288,547

Food & Staples Retailing 2.3%
Wesfarmers Ltd.	21,409	963,155
Woolworths Ltd.	40,549	1,531,505

		2,494,660

Health Care Equipment & Services 0.0%
Cochlear Ltd.	336	23,008

Materials 1.3%
BHP Billiton Ltd.	22,271	748,728
Incitec Pivot Ltd.	71,852	215,595
OZ Minerals Ltd.	16,483	73,880
Rio Tinto Ltd.	7,807	454,350

		1,492,553

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	4,370	285,592

Retailing 1.0%
David Jones Ltd.	111,453	344,505
Myer Holdings Ltd	137,804	458,966
Pacific Brands Ltd.	403,210	359,831

		1,163,302

		9,047,736

Austria 0.6%

Banks 0.4%
Erste Group Bank AG *	4,445	139,323
Raiffeisen Bank International AG	7,687	271,256

		410,579

Transportation 0.2%
Oesterreichische Post AG	6,443	285,524

		696,103

Belgium 0.8%

Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	3,743	359,592

Materials 0.1%
Solvay S.A.	380	55,699

Technology Hardware & Equipment 0.4%
Barco N.V.	5,324	474,077

		889,368

Brazil 0.1%

Real Estate 0.0%
Multiplan Empreendimentos Imobiliarios S.A.	1,100	31,338

Utilities 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	3,300	46,430

		77,768

Canada 0.4%

Consumer Durables & Apparel 0.2%
Gildan Activewear, Inc.	4,801	193,050

Energy 0.2%
Suncor Energy, Inc.	8,000	249,422

		442,472

Chile 0.1%

Utilities 0.1%
Enersis S.A.	343,112	129,238

Denmark 1.3%

Health Care Equipment & Services 0.1%
GN Store Nord A/S	6,115	111,839

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Novo Nordisk A/S, Class B	7,318	1,288,149

		1,399,988

See financial notes 73

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Finland 0.2%

Software & Services 0.1%
Tieto Oyj	6,154	131,988

Technology Hardware & Equipment 0.1%
Nokia Oyj	16,091	54,061

		186,049

France 8.8%

Automobiles & Components 1.5%
Compagnie Generale des Etablissements Michelin	8,885	751,333
Plastic Omnium S.A.	2,952	144,254
Renault S.A.	11,098	765,926

		1,661,513

Banks 1.7%
BNP Paribas S.A.	32,719	1,824,342
Credit Agricole S.A. *	5,444	49,871

		1,874,213

Capital Goods 1.4%
Legrand S.A.	4,200	196,008
Schneider Electric S.A.	5,102	388,959
Vinci S.A.	20,355	981,250

		1,566,217

Commercial & Professional Supplies 0.1%
Teleperformance	2,767	121,688

Energy 1.6%
Total S.A.	34,580	1,740,655

Insurance 0.2%
AXA S.A.	12,260	229,589

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Sanofi	16,512	1,785,204

Real Estate 0.2%
Unibail-Rodamco SE	758	198,152

Software & Services 0.3%
UbiSoft Entertainment S.A. *	25,856	288,883

Telecommunication Services 0.2%
France Telecom S.A.	15,501	165,541
Vivendi S.A.	1,363	30,875

		196,416

		9,662,530

Germany 8.2%

Automobiles & Components 0.5%
Continental AG	4,597	546,803

Capital Goods 1.9%
Siemens AG - Reg’d	20,027	2,092,562

Diversified Financials 0.5%
Deutsche Bank AG - Reg’d	12,029	553,731

Insurance 0.3%
Allianz SE - Reg’d	2,506	370,689

Materials 1.2%
BASF SE	13,798	1,291,666

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Bayer AG - Reg’d	12,091	1,264,071
Merck KGaA	4,749	723,494

		1,987,565

Semiconductors & Semiconductor Equipment 0.5%
Infineon Technologies AG	48,818	386,157
SMA Solar Technology AG	4,905	121,883

		508,040

Software & Services 0.5%
SAP AG	6,544	521,700

Technology Hardware & Equipment 0.1%
Wincor Nixdorf AG	2,162	114,035

Telecommunication Services 0.4%
Deutsche Telekom AG - Reg’d	40,433	478,894

Transportation 0.4%
Deutsche Lufthansa AG - Reg’d	8,365	167,487
Deutsche Post AG - Reg’d	11,784	280,117

		447,604

Utilities 0.1%
E.ON SE AG	7,523	136,622

		9,049,911

Greece 0.1%

Food, Beverage & Tobacco 0.1%
Coca Cola Hellenic Bottling Co., S.A. *	2,201	54,291

Retailing 0.0%
JUMBO S.A. *	5,446	51,443

		105,734

Hong Kong 2.6%

Capital Goods 1.1%
Hutchison Whampoa Ltd.	100,000	1,087,922
Johnson Electric Holdings Ltd.	231,500	157,720

		1,245,642

Energy 0.3%
CNOOC Ltd.	200,000	374,614

Real Estate 1.0%
Cheung Kong (Holdings) Ltd.	39,000	588,577
Sino Land Co., Ltd.	330,000	543,816

		1,132,393

Utilities 0.2%
Power Assets Holdings Ltd.	17,500	171,129

		2,923,778

Ireland 0.3%

Food, Beverage & Tobacco 0.3%
C&C Group plc	47,545	295,350

Materials 0.0%
Smurfit Kappa Group plc	1,535	22,822

		318,172

74 See financial notes

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Israel 0.6%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Teva Pharmaceutical Industries Ltd.	4,334	166,398

Real Estate 0.5%
Azrieli Group	17,390	502,121

		668,519

Italy 2.0%

Consumer Services 0.4%
Lottomatica Group S.p.A.	16,559	422,440

Energy 0.8%
Eni S.p.A.	34,705	828,284

Real Estate 0.2%
Beni Stabili S.p.A.	267,437	188,641

Telecommunication Services 0.2%
Telecom Italia S.p.A.	291,364	247,485

Utilities 0.4%
Enel S.p.A.	122,774	474,813

		2,161,663

Japan 21.7%

Automobiles & Components 3.2%
Aisin Seiki Co., Ltd.	5,900	212,971
Daihatsu Motor Co., Ltd.	27,000	535,592
Denso Corp.	10,000	448,406
Suzuki Motor Corp.	8,200	210,709
Toyoda Gosei Co., Ltd.	10,600	275,100
Toyota Motor Corp.	32,500	1,886,229

		3,569,007

Banks 5.1%
Aozora Bank Ltd.	61,000	191,119
Mitsubishi UFJ Financial Group, Inc.	289,100	1,961,497
Mizuho Financial Group, Inc.	383,900	844,755
Resona Holdings, Inc.	111,600	595,691
Sumitomo Mitsui Financial Group, Inc.	38,000	1,796,158
The Chiba Bank Ltd.	6,000	46,588
The Shizuoka Bank Ltd.	16,000	195,846

		5,631,654

Capital Goods 2.7%
Asahi Glass Co., Ltd.	33,000	259,288
COMSYS Holdings Corp.	13,600	180,100
Fujikura Ltd.	67,000	251,074
JGC Corp.	6,000	177,788
Mitsubishi Corp.	6,500	117,014
Mitsubishi Heavy Industries Ltd.	137,000	944,759
Mitsui & Co., Ltd.	37,100	511,114
Taisei Corp.	85,000	283,903
The Japan Steel Works Ltd.	42,000	212,833

		2,937,873

Consumer Durables & Apparel 0.9%
Namco Bandai Holdings, Inc.	28,600	521,275
Panasonic Corp. *	29,600	213,324
Sega Sammy Holdings, Inc.	8,600	225,953
Sony Corp.	1,800	29,588

		990,140

Consumer Services 1.4%
Oriental Land Co., Ltd.	9,500	1,535,869
Round One Corp.	6,700	56,159

		1,592,028

Diversified Financials 1.0%
Daiwa Securities Group, Inc.	6,000	53,236
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,900	27,678
ORIX Corp.	70,400	1,080,239

		1,161,153

Food & Staples Retailing 0.4%
Matsumotokiyoshi Holdings Co., Ltd.	14,000	400,751

Food, Beverage & Tobacco 2.2%
Ajinomoto Co., Inc.	37,000	507,803
Japan Tobacco, Inc.	48,800	1,844,699
Kirin Holdings Co., Ltd.	2,000	34,998

		2,387,500

Health Care Equipment & Services 0.3%
Terumo Corp.	6,300	312,987

Household & Personal Products 0.7%
Kao Corp.	24,200	836,788

Insurance 0.4%
Sony Financial Holdings, Inc.	33,600	474,669

Materials 0.1%
Mitsubishi Chemical Holdings Corp.	14,000	68,280

Media 0.1%
SKY Perfect JSAT Holdings, Inc.	310	155,968

Real Estate 0.3%
Nomura Real Estate Holdings, Inc.	12,700	341,425

Retailing 0.4%
Alpen Co., Ltd.	4,400	91,858
Aoyama Trading Co., Ltd.	3,800	113,550
Canon Marketing Japan, Inc.	10,900	158,770
Fast Retailing Co., Ltd.	100	36,671

		400,849

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	1,900	67,168

Technology Hardware & Equipment 1.6%
Canon, Inc.	35,000	1,258,757
FUJIFILM Holdings Corp.	6,400	131,478
Fujitsu Ltd.	40,000	168,003
Ibiden Co., Ltd.	2,200	38,564
Nippon Electric Glass Co., Ltd.	33,000	168,439

		1,765,241

Transportation 0.6%
Central Japan Railway Co.	2,845	343,116
East Japan Railway Co.	3,400	287,017

		630,133

Utilities 0.2%
Shikoku Electric Power Co., Inc. *	4,400	79,758
The Chugoku Electric Power Co., Inc.	11,400	163,629

		243,387

		23,967,001

See financial notes 75

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Malaysia 0.3%

Utilities 0.3%
Tenaga Nasional Berhad	119,100	307,306

Mexico 0.1%

Materials 0.1%
Grupo Mexico S.A.B. de C.V., Series B	20,700	74,090

Netherlands 4.0%

Capital Goods 1.1%
Koninklijke Philips Electronics N.V.	43,595	1,206,624

Consumer Durables & Apparel 0.0%
TomTom N.V. *	10,987	49,617

Food, Beverage & Tobacco 2.6%
Heineken Holding N.V.	10,993	662,407
Heineken N.V.	1,292	91,441
Unilever N.V. CVA	50,485	2,151,233

		2,905,081

Semiconductors & Semiconductor Equipment 0.3%
STMicroelectronics N.V.	32,680	284,348

		4,445,670

New Zealand 0.1%

Media 0.1%
Sky Network Television Ltd.	31,752	155,790

Norway 1.2%

Energy 0.9%
Statoil A.S.A.	39,750	973,134

Food, Beverage & Tobacco 0.3%
Orkla A.S.A.	40,481	365,030

		1,338,164

Portugal 0.1%

Capital Goods 0.1%
Sonae	75,392	73,204

Republic of Korea 0.1%

Semiconductors & Semiconductor Equipment 0.1%
Samsung Electronics Co., Ltd.	115	159,047

Singapore 1.5%

Capital Goods 0.4%
Noble Group Ltd.	306,000	280,691
Singapore Technologies Engineering Ltd.	39,000	139,583

		420,274

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	35,000	95,008

Real Estate 0.7%
UOL Group Ltd.	137,000	795,439

Transportation 0.3%
Singapore Airlines Ltd.	35,000	316,053

		1,626,774

South Africa 0.2%

Insurance 0.1%
Sanlam Ltd.	21,355	109,569

Materials 0.1%
Kumba Iron Ore Ltd.	1,147	60,802

Retailing 0.0%
Super Group Ltd. *	17,017	45,721

		216,092

Spain 2.9%

Capital Goods 0.4%
Ferrovial S.A.	24,538	405,919
Gamesa Corp. Tecnologica S.A.	13,662	53,455

		459,374

Energy 1.5%
Repsol S.A.	72,909	1,709,319

Retailing 0.5%
Inditex S.A.	3,779	507,162

Utilities 0.5%
Endesa S.A.	23,046	523,129

		3,198,984

Sweden 3.2%

Banks 1.7%
Nordea Bank AB	144,394	1,737,496
Swedbank AB, A Shares	6,826	168,081

		1,905,577

Capital Goods 0.8%
Scania AB, B Shares	6,983	149,340
Trelleborg AB, B Shares	46,652	694,610

		843,950

Materials 0.0%
Boliden AB	1,446	23,093

Technology Hardware & Equipment 0.7%
Telefonaktiebolaget LM Ericsson, B Shares	59,791	743,583

		3,516,203

Switzerland 7.9%

Capital Goods 0.1%
Bucher Industries AG	418	100,894
Geberit AG - Reg’d	130	31,770

		132,664

Diversified Financials 0.1%
GAM Holding AG *	6,560	116,013

Food, Beverage & Tobacco 1.2%
Coca Cola HBC AG *	1,194	30,442
Nestle S.A. - Reg’d	18,610	1,327,125

		1,357,567

76 See financial notes

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 1.7%
Helvetia Holding AG - Reg’d	2,550	1,069,814
Swiss Re AG *	9,746	775,602

		1,845,416

Pharmaceuticals, Biotechnology & Life Sciences 4.8%
Actelion Ltd. - Reg’d *	5,928	362,962
Novartis AG - Reg’d	35,057	2,595,185
Roche Holding AG	9,370	2,345,689

		5,303,836

		8,755,496

Taiwan 0.1%

Semiconductors & Semiconductor Equipment 0.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	15,000	55,672

United Kingdom 20.8%

Banks 2.1%
Barclays plc	139,033	620,431
HSBC Holdings plc	152,362	1,668,667

		2,289,098

Capital Goods 1.2%
BAE Systems plc	103,810	606,322
Bodycote plc	55,138	444,247
Cobham plc	62,420	243,183

		1,293,752

Commercial & Professional Supplies 1.0%
Berendsen plc	87,942	1,056,804

Consumer Durables & Apparel 0.5%
Persimmon plc	32,782	550,695
Persimmon plc - Reg’d, B Shares (a)	32,782	38,191

		588,886

Diversified Financials 0.7%
Aberdeen Asset Management plc	83,310	581,529
Man Group plc	92,831	147,372

		728,901

Energy 3.5%
BG Group plc	15,625	263,771
BP plc	249,292	1,806,405
Enquest plc *	91,661	183,640
Ensco plc, Class A	7,025	405,202
Royal Dutch Shell plc, B Shares	17,266	605,647
Soco International plc *	97,503	574,878

		3,839,543

Food & Staples Retailing 0.1%
J. Sainsbury plc	28,712	170,160

Food, Beverage & Tobacco 1.0%
Associated British Foods plc	25,989	781,795
British American Tobacco plc	3,269	181,218
Unilever plc	2,657	115,119

		1,078,132

Household & Personal Products 0.2%
Reckitt Benckiser Group plc	3,224	235,355

Materials 3.7%
BHP Billiton plc	36,330	1,022,064
Evraz plc	32,862	79,969
Lonmin plc *	20,954	87,894
Mondi plc	83,126	1,104,701
Rio Tinto plc	38,154	1,752,035

		4,046,663

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
AstraZeneca plc	41,269	2,142,727

Real Estate 0.4%
Grainger plc	218,230	461,826

Retailing 0.6%
Next plc	6,048	409,972
WH Smith plc	24,342	280,159

		690,131

Software & Services 0.4%
Micro Focus International plc	31,161	324,377
The Sage Group plc	30,976	162,519

		486,896

Technology Hardware & Equipment 0.4%
Halma plc	46,142	359,204
Pace plc	8,728	33,663

		392,867

Telecommunication Services 1.6%
Vodafone Group plc	562,711	1,716,997

Utilities 1.5%
National Grid plc	124,066	1,581,495
SSE plc	3,620	87,647

		1,669,142

		22,887,880

Total Common Stock
(Cost $92,163,061)		108,536,402

Other Investment Companies 1.9% of net assets

United States 1.9%
iShares MSCI EAFE Index Fund	6,700	414,998
State Street Institutional U.S. Government Money Market Fund	1,708,663	1,708,663

Total Other Investment Companies
(Cost $2,059,200)		2,123,661

End of Investments.

At 04/30/13, the tax basis cost of the fund’s investments was $94,413,583 and the unrealized appreciation and depreciation were $17,615,572 and ($1,369,092), respectively, with a net unrealized appreciation of $16,246,480.

At 04/30/13, the values of certain foreign securities held by the fund aggregating $105,867,483 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

See financial notes 77

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

CVA —	Dutch Certificate
Reg’d —	Registered

EUR —	Euro
USD —	U.S. dollar

In addition to the above, the fund held the following at 04/30/13.

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
Expiration		to be	to be	to be	to be	Gains
Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contract

05/09/2013	State Street Bank and Trust Co.	EUR	41,970	USD	55,275	71

78 See financial notes

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$37,433,646	$—	$37,433,646
Austria
Banks	271,256	139,323	—	410,579
Transportation	285,524	—	—	285,524
Belgium[1]	—	833,669	—	833,669
Materials	55,699	—	—	55,699
Brazil[1]	77,768	—	—	77,768
Canada[1]	442,472	—	—	442,472
Chile[1]	129,238	—	—	129,238
France[1]	—	9,464,378	—	9,464,378
Real Estate	198,152	—	—	198,152
Greece[1]	—	51,443	—	51,443
Food, Beverage & Tobacco	54,291	—	—	54,291
Japan[1]	—	20,628,279	—	20,628,279
Capital Goods	212,833	2,725,040	—	2,937,873
Retailing	113,550	287,299	—	400,849
Mexico[1]	74,090	—	—	74,090
South Africa[1]	—	170,371	—	170,371
Retailing	45,721	—	—	45,721
Spain[1]	—	2,739,610	—	2,739,610
Capital Goods	53,455	405,919	—	459,374
Switzerland[1]	—	7,397,929	—	7,397,929
Food, Beverage & Tobacco	30,442	1,327,125	—	1,357,567
United Kingdom[1]	—	17,337,683	—	17,337,683
Consumer Durables & Apparel	—	550,695	38,191	588,886
Diversified Financials	147,372	581,529	—	728,901
Energy	405,202	3,434,341	—	3,839,543
Technology Hardware & Equipment	33,663	359,204	—	392,867
Other Investment Companies[1]	2,123,661	—	—	2,123,661

Total	$4,754,389	$105,867,483	$38,191	$110,660,063

Other Financial Instruments
Forward Foreign Currency Exchange Contract[2]	$71	$—	$—	$71

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

See financial notes 79

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock
United Kingdom	$—	$—	$740	$37,451	$—	$—	$—	$38,191

Total	$—	$—	$740	$37,451	$—	$—	$—	$38,191

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized gains (losses) for Level 3 investments held by the fund at April 30, 2013 was $740.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $288,649 and $211,935 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended April 30, 2013. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

80 See financial notes

 Schwab International Core Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments, at value (cost $94,222,261)		$110,660,063
Foreign currency, at value (cost $13,052)		13,163
Receivables:
Investments sold		363,915
Fund shares sold		653,288
Dividends		395,635
Foreign tax reclaims		108,492
Interest		10
Unrealized gains on forward foreign currency exchange contracts	+	71

Total assets		112,194,637

Liabilities

Payables:
Investments bought		1,850,020
Investment adviser and administrator fees		3,641
Shareholder service fees		3,793
Fund shares redeemed		91,524
Distribution and shareholder services fees		695
Accrued expenses	+	34,386

Total liabilities		1,984,059

Net Assets

Total assets		112,194,637
Total liabilities	−	1,984,059

Net assets		$110,210,578

Net Assets by Source
Capital received from investors		108,840,749
Net investment income not yet distributed		597,153
Net realized capital losses		(15,664,065)
Net unrealized capital gains		16,436,741

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$110,210,578		12,259,536		$8.99

See financial notes 81

 Schwab International Core Equity Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $110,298)		$1,618,974
Interest	+	129

Total investment income		1,619,103

Expenses

Investment adviser and administrator fees		259,432
Shareholder service fees		110,168
Portfolio accounting fees		33,643
Custodian fees		30,594
Professional fees		23,522
Registration fees		10,379
Transfer agent fees		8,849
Shareholder reports		8,236
Trustees’ fees		3,091
Interest expense		90
Other expenses	+	5,141

Total expenses		493,145
Expense reduction by CSIM and its affiliates	−	108,379

Net expenses	−	384,766

Net investment income		1,234,337

Realized and Unrealized Gains (Losses)

Net realized gains on investments		2,866,352
Net realized gains on foreign currency transactions	+	5,184

Net realized gains		2,871,536
Net unrealized gains on investments		10,179,367
Net unrealized gains on foreign currency translations	+	3,366

Net unrealized gains	+	10,182,733

Net realized and unrealized gains		13,054,269

Increase in net assets resulting from operations		$14,288,606

82 See financial notes

 Schwab International Core Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$1,234,337	$1,569,563
Net realized gains (losses)		2,871,536	(609,529)
Net unrealized gains	+	10,182,733	6,164,196

Increase in net assets from operations		14,288,606	7,124,230

Distributions to Shareholders

Distributions from net investment income		($2,100,275)	($1,709,354)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,685,837	$30,787,156	3,640,288	$26,971,761
Shares reinvested		154,692	1,217,426	151,161	1,017,316
Shares redeemed	+	(1,472,971)	(12,100,319)	(2,074,860)	(15,099,441)

Net transactions in fund shares		2,367,558	$19,904,263	1,716,589	$12,889,636

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,891,978	$78,117,984	8,175,389	$59,813,472
Total increase	+	2,367,558	32,092,594	1,716,589	18,304,512

End of period		12,259,536	$110,210,578	9,891,978	$78,117,984

Net investment income not yet distributed			$597,153		$1,463,091

See financial notes 83

 Schwab Active Equity Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Balanced Fund
Schwab Core Equity Fund	Schwab Target 2010 Fund
Schwab Dividend Equity Fund	Schwab Target 2015 Fund
Schwab Large-Cap Growth Fund	Schwab Target 2020 Fund
Schwab Small-Cap Equity Fund	Schwab Target 2025 Fund
Schwab Hedged Equity Fund	Schwab Target 2030 Fund
Schwab Financial Services Fund	Schwab Target 2035 Fund
Schwab Health Care Fund	Schwab Target 2040 Fund
Schwab International Core Equity Fund	Schwab Target 2045 Fund
Schwab S&P 500 Index Fund	Schwab Target 2050 Fund
Schwab Small-Cap Index Fund	Schwab Target 2055 Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio	Schwab Monthly Income Fund - Moderate Payout
Laudus Small-Cap MarketMasters Fund	Schwab Monthly Income Fund - Enhanced Payout
Laudus International MarketMasters Fund	Schwab Monthly Income Fund - Maximum Payout

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a

84

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Futures and forward foreign currency exchange contracts: Futures and forwards are valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s forward exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values. Exchange trade funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 85

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of April 30, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Foreign Currency Exchange Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized gains or losses until the contracts settle, at which time the gains or losses are realized.

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to have a value of at least 102% of the prior day’s market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

If applicable, the value of the securities on loan as of April 30, 2013 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities and the Portfolio Holdings.

Short Sales: When a fund sells securities short (sells securities it does not own), the fund identifies assets worth at least 100% of the value of the short securities as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the short position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the

86

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

If the fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Dividends accrued on securities sold short are recorded as an expense on the fund’s records and presented in the Statement of Operations. The fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income, if any, once a year, with the exception of Schwab Dividend Equity Fund which typically pays quarterly dividends. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

 87

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2013, if any, are reflected in the funds’ Statements of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

(l) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU No. 2011-11 may have on the funds’ financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that investors could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

The funds’ investment adviser makes investment decisions for the funds using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by each fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, a fund may have a lower return than if it were managed using another process or strategy.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger, more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

88

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

To the extent that a fund invests in dividend paying stocks, the fund’s performance will correlate directly with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Convertible securities generally are debt obligations that pay income, but which may convert into common or preferred stock under certain circumstances. These investments, which are often issued by smaller or less established companies, are subject to the equity risks described above, but they also are subject to fixed income risks. For example, an issuer may fail to pay interest or dividends, and prices of convertible securities generally will fall when interest rates rise.

When a fund invests in an exchange-traded fund (“ETF”), it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

A fund’s investments in real estate investment trusts (“REITs”) will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks; for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on a fund. In addition, REITs have their own expenses, and a fund will bear a proportionate share of those expenses.

Certain funds engage in short sales transactions. Short sales are transactions in which a fund sells a security it does not own. To complete a short sale, a fund must borrow the security to deliver to the buyer. A fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by a fund, and the fund will incur a loss if the price of the security sold short increases between the time of the short sales and the time the fund replaces the borrowed security.

To the extent a fund establishes both long and short positions in equity securities the fund’s long positions could decline in value at the same time that the value of the stocks sold short increase, thereby increasing the fund’s overall potential for loss. A fund’s short sales may result in a loss if the prices of the borrowed securities rise and it costs more to replace the borrowed securities. In contrast to a fund’s long positions, the potential loss on the fund’s short positions is unlimited. In addition, the lender of the borrowed securities may require a fund to return the securities on short notice, which may require the fund to purchase the borrowed securities at an unfavorable price, resulting in a loss.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency

 89

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

The investments of certain funds are concentrated in issuers doing business in the same sector, and therefore, the companies in which a fund invests will be affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share, and other competitive challenges. In addition, a fund is subject to the risks that stocks of these companies may underperform other segments of the equity market or stock market as a whole and are likely to have above-average volatility.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Schwab
	Schwab	Schwab	Schwab	Schwab	Schwab	International
% of Average	Core	Dividend	Large-Cap	Small-Cap	Hedged	Core
Daily Net Assets	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund	Equity Fund

Flat rate	0.47%	0.62%	0.72%	0.81%	1.05%	0.58%

	Schwab	Schwab
% of Average	Financial	Health Care
Daily Net Assets	Services Fund	Fund

First $500 million	0.54%	0.54%
$500 million to $1 billion	0.515%	0.515%
Over $1 billion	0.49%	0.49%

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service

90

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

Schwab	Schwab	Schwab	Schwab	Schwab
Core	Dividend	Large-Cap	Small-Cap	Hedged
Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

0.75%	0.89%	0.99%	1.12%	1.33% *

Schwab
Schwab	Schwab	International
Financial	Health Care	Core
Services Fund	Fund	Equity Fund

0.94%	0.82%	0.86%

*	Excludes dividends and stock loan fees paid on securities sold short.

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentages of each fund shares in this report owned by other Schwab Funds as of April 30, 2013:

	Schwab		Schwab		Schwab
	Core		Dividend		Small-Cap
	Equity Fund		Equity Fund		Equity Fund

Schwab Target 2010 Fund	0.2%		0.1%		0.5%
Schwab Target 2015 Fund	0.3%		0.2%		0.8%
Schwab Target 2020 Fund	1.5%		0.9%		4.2%
Schwab Target 2025 Fund	1.0%		0.6%		2.6%
Schwab Target 2030 Fund	2.9%		1.8%		7.9%
Schwab Target 2035 Fund	0.9%		0.6%		2.5%
Schwab Target 2040 Fund	3.4%		2.1%		9.3%
Schwab Target 2045 Fund	0.0%	*	0.0%	*	0.1%
Schwab Target 2050 Fund	0.0%	*	0.0%	*	0.1%
Schwab Target 2055 Fund	0.0%	*	0.0%	*	0.0% *
Schwab Monthly Income Fund - Moderate Payout	—%		0.7%		—%
Schwab Monthly Income Fund - Enhanced Payout	—%		1.2%		—%
Schwab Monthly Income Fund - Maximum Payout	—%		0.5%		—%
Schwab Balanced Fund	2.5%		—%		—%

*	Less than 0.05%

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

During the period, the investment adviser voluntarily reduced its investment adviser fees for the Schwab Core Equity Fund and Schwab Small-Cap Equity Fund by $6,944 each, to reflect a credit in certain stock research fees incurred by the investment adviser and passed on to these funds.

 91

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Core Equity Fund	$1,033,579,629	$1,061,523,280
Schwab Dividend Equity Fund	612,972,819	598,999,256
Schwab Large-Cap Growth Fund	105,089,704	114,349,705
Schwab Small-Cap Equity Fund	243,208,537	237,455,730
Schwab Hedged Equity Fund*	138,607,483	144,426,681
Schwab Financial Services Fund	28,597,477	27,772,710
Schwab Health Care Fund	175,178,342	119,174,529
Schwab International Core Equity Fund	61,371,823	42,345,449

*	Including securities sold short.

8. Derivatives:

Certain funds entered into equity index futures contracts (“futures”) during the report period. The funds invested in futures to equitize available cash. The fair value and due to brokers for futures contracts held at April 30, 2013 are presented on the face of the Portfolio Holdings and Statement of Assets, respectively. The net realized/unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:

	Contract Values	Number of Contracts

Schwab Core Equity Fund	$9,219,463	125
Schwab Dividend Equity Fund	8,374,879	110
Schwab Large-Cap Growth Fund	920,325	13
Schwab Small-Cap Equity Fund	1,498,683	17
Schwab Hedged Equity Fund	508,508	7
Schwab Financial Services Fund	662,153	9
Schwab Health Care Fund	7,865,333	104
Schwab International Core Equity Fund	—	—

92

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

8. Derivatives (continued):

The Schwab International Core Equity Fund entered into forward foreign currency exchange contracts (“forwards”) during the report period. The fund invested in forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. The fair value for forwards held at April 30, 2013 are presented on the face of the Portfolio Holdings and as Unrealized gains on forward foreign currency exchange contracts on the fund’s Statement of Assets and Liabilities. The net realized losses of ($218) and net unrealized gains of $71 on forwards held during the period are included in net realized gains on foreign currency transactions and net unrealized gains on foreign currency translations of the fund’s Statement of Operations, respectively. Refer to financial note 2(b) for the fund’s accounting policies with respect to forwards and financial note 3 for disclosures concerning the risks of investing in forwards. During the period, the month-end average forward foreign currency notional amount and the month-end average unrealized gains (losses) were $19,904 and ($2), respectively.

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/12-4/30/13)	(11/1/11-10/31/12)

Schwab Core Equity Fund	$11,854	$14,523
Schwab Dividend Equity Fund	11,928	19,131
Schwab Large-Cap Growth Fund	2,575	6,173
Schwab Small-Cap Equity Fund	5,134	4,731
Schwab Hedged Equity Fund	6,258	5,426
Schwab Financial Services Fund	1,756	5,169
Schwab Health Care Fund	14,745	11,650
Schwab International Core Equity Fund	4,963	1,452

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2012, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab
	Core	Dividend	Large-Cap	Small-Cap	Hedged
Expiration Date	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

October 31, 2016	$53,230,501	$—	$—	$—	$—
October 31, 2017	56,516,765	66,553,849	45,816,541	14,134,762	2,570,724

Total	$109,747,266 *	$66,553,849	$45,816,541	$14,134,762	$2,570,724

 93

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):

			Schwab
	Schwab	Schwab	International
	Financial	Health Care	Core
Expiration Date	Services Fund	Fund	Equity Fund

			Schwab
	Schwab	Schwab	International
	Financial	Health Care	Core
Expiration Date	Services Fund	Fund	Equity Fund

October 31, 2016	$6,950,804	$—	$—
October 31, 2017	28,673,848	—	17,505,510
October 31, 2018	170,394	—	—
No expiration**	—	—	813,296

Total	$35,795,046	$—	$18,318,806 *

*	The Schwab Core Equity Fund and Schwab International Core Equity Fund have capital loss carryforwards acquired via mergers which are subject to certain annual limitations in regard to availability to offset potential future capital gains.
**	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For the year ended October 31, 2012, the funds had capital losses deferred and capital losses utilized as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab
	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Capital losses deferred	$—	$—	$—	$—	$900,099
Capital losses utilized	138,165,164	106,534,439	29,184,829	34,374,879	15,562,685

			Schwab
	Schwab	Schwab	International
	Financial	Health Care	Core
	Services Fund	Fund	Equity Fund

Capital losses utilized	$1,500,550	$14,437,135	$—

As of October 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2012, the funds did not incur any interest or penalties.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

12. Reorganization:

Under a plan of reorganization adopted by the Trust, all of the assets and liabilities of the Schwab Premier Equity Fund were transferred to the Schwab Core Equity Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the close of business on September 7, 2012. The following is a summary of shares outstanding, net

94

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

12. Reorganization (continued):

assets, net asset value per share issued and unrealized appreciation/ depreciation immediately before and after the reorganization.

	Before Reorganization		After Reorganization
	Schwab	Schwab	Schwab
	Core	Premier	Core
	Equity Fund	Equity Fund	Equity Fund

Shares	90,245,503	18,709,075	101,529,069
Net Assets	$1,728,474,999	$216,114,348	$1,944,589,347
Net Assets Value	$19.15	$11.55	$19.15
Net unrealized appreciation/(depreciation)	$280,749,404	$13,800,558	$294,549,962
Market value of investments	$1,724,850,404	$215,621,273	$1,940,471,677
Cost of investments	$1,444,101,000	$201,820,715	$1,645,921,715

 95

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 94 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	77	Director,WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	77	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	77	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

96

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	94	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

 97

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab. In addition to their employment with Schwab, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

98

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 99

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR27230-10
00098634

Semiannual report dated April 30, 2013, enclosed.

Schwab Fundamental Index* Funds

Schwab Fundamental
US Large Company Index Fund

Schwab Fundamental
US Small Company Index Fund

Schwab Fundamental
International Large Company
Index Fund

Schwab Fundamental
International Small Company Index Fund

Schwab Fundamental
Emerging Markets Large Company Index Fund

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*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This wrapper is not part of the shareholder report.

Schwab Fundamental Index* Funds

Semiannual Report
April 30, 2013

Schwab Fundamental
US Large Company Index Fund

Schwab Fundamental
US Small Company Index Fund

Schwab Fundamental
International Large Company
Index Fund

Schwab Fundamental
International Small Company Index Fund

Schwab Fundamental
Emerging Markets Large Company Index Fund

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

Schwab Fundamental Index Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Six Months Ended April 30, 2013

Schwab Fundamental US Large Company Index Fund (Ticker Symbol: SFLNX)	16.85%

Russell Fundamental U.S. Large Company Index	17.11%

Performance Details	page 6

Schwab Fundamental US Small Company Index Fund (Ticker Symbol: SFSNX)	18.61%

Russell Fundamental U.S. Small Company Index	18.79%

Performance Details	page 7

Schwab Fundamental International Large Company Index Fund[1] (Ticker Symbol: SFNNX)	15.31%

Russell Fundamental Developed ex-U.S. Large Company Index (Net)	15.65%

Performance Details	pages 8-9

Schwab Fundamental International Small Company Index Fund[1] (Ticker Symbol: SFILX)	18.55%

Russell Fundamental Developed ex-U.S. Small Company Index (Net)	19.07%

Performance Details	pages 10-11

Schwab Fundamental Emerging Markets Large Company Index Fund[1] (Ticker Symbol: SFENX)	3.05%

Russell Fundamental Emerging Markets Large Company Index (Net)	3.23%

Performance Details	pages 12-13

Minimum Initial Investment[2]	$100

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Index ownership— each of the names identifying the Russell Fundamental Indexes is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Indexes. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. The Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.
[2]	Please see the funds’ prospectus for further detail and eligibility requirements.

2 Schwab Fundamental Index Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Schwab Fundamental Index Funds. Fundamental Index strategies have enjoyed significant asset growth in recent years, as investors have embraced the value of alternative strategies to traditional index funds. While equity indices are often weighted by market capitalization, fundamental indices select and weight stocks by non-price measures. By using this methodology, the funds seek to offset certain risks of traditional index products, while offering the potential for higher returns.

For the six months ended April 30, 2013, the returns of the funds reflected a strong rally by stocks in U.S. and developed international markets, and comparatively modest performances by stocks in emerging markets. The backdrop for these performances included efforts undertaken by the Federal Reserve and many central banks around the world to stimulate faster economic growth by keeping interest rates low. This was particularly the case in Japan, where aggressive central bank policies helped fuel a rally by stocks, while the yen depreciated sharply versus the U.S. dollar. In general, stocks benefited from these central bank policies and from reduced concerns about the euro zone’s sovereign debt crisis and the U.S. fiscal cliff.

Many major U.S. stock market indices finished at or near record highs. By comparison, stocks in emerging markets were held back by some signs of slowing economic growth in markets such as Brazil, India, and China. For the

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

14.42%	S&P 500® Index: measures U.S. large-cap stocks

16.58%	Russell 2000® Index: measures U.S. small-cap stocks

17.18%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.90%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.04%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Fundamental Index Funds 3

From the President continued

For the six months ended April 30, 2013, the returns of the funds reflected a strong rally by stocks in U.S. and developed international markets, and comparatively modest performances by stocks in emerging markets.

six months, the Russell Fundamental U.S. Large Company Index returned 17.1%, the Russell Fundamental Developed ex-U.S. Large Company index (net) returned 15.7%, and the Russell Fundamental Emerging Markets Large Company Index (net) returned 3.2%.

In an effort to provide additional value to shareholders, we recently announced a reduction in the expense limits of the Schwab Fundamental International Small Company Index Fund and of the Schwab Fundamental Emerging Markets Large Company Index Fund. For more information about these funds or our other Schwab Fundamental Index Funds, please continue reading this report. In addition, you can find answers to frequently asked questions and more details about the funds by visiting www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

4 Schwab Fundamental Index Funds

Fund Management

Agnes Hong, CFA, Managing Director and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Ron Toll, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Toll has been a portfolio manager with CSIM since 2007, and has held a number of positions at the firm since beginning his tenure in 1998. His previous roles include serving as a manager in Portfolio Operations, and as a manager in Portfolio Operations and Analytics.

Schwab Fundamental Index Funds 5

Schwab Fundamental US Large Company Index Fund

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Fundamental US Large Company Index Fund (4/2/07)	16.85%	21.24%	7.54%	5.38%
Russell Fundamental U.S. Large Company Index[4]	17.11%	21.35%	n/a	n/a
Fundamental US Large Company Spliced Index[5]	17.11%	21.76%	7.67%	5.53%
FTSE RAFI US 1000 Index®	17.90%	22.52%	7.80%	5.64%

Fund Expense Ratios6: Net 0.35%; Gross 0.44%

 Statistics

Number of Holdings	616
Weighted Average Market Cap ($ x 1,000,000)	$95,254
Price/Earnings Ratio (P/E)	17.4
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate[7]	5%

 Sector Weightings % of Investments

Energy	14.8%
Financials	14.6%
Consumer Discretionary	12.0%
Information Technology	12.0%
Consumer Staples	11.7%
Health Care	10.8%
Industrials	10.3%
Utilities	4.4%
Telecommunication Services	4.2%
Materials	3.3%
Other	1.9%
Total	100.0%

 Top Equity Holdings % of Net Assets8

Exxon Mobil Corp.	4.5%
Chevron Corp.	2.5%
AT&T, Inc.	2.0%
Bank of America Corp.	1.8%
Microsoft Corp.	1.8%
ConocoPhillips	1.7%
The Procter & Gamble Co.	1.6%
Verizon Communications, Inc.	1.5%
General Electric Co.	1.4%
Wal-Mart Stores, Inc.	1.4%
Total	20.2%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership— “Russell Fundamental U.S. Large Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Indexes. FTSE is a trademark owned by the London Stock Exchange Plc and is used by FTSE International Limited under license. Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell, FTSE or RA, and Russell, FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 27, 2009 is that of the fund’s former Institutional Shares.
[4]	Effective October 19, 2012, the fund’s benchmark was changed from the FTSE RAFI US 1000 Index to the Russell Fundamental U.S. Large Company Index. See Glossary for index definitions.
[5]	The Fundamental U.S. Large Company Spliced Index is an internally calculated index, comprised of the FTSE RAFI US 1000 Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental U.S. Large Company Index from October 19, 2012 forward.
[6]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[7]	Not annualized.
[8]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Fundamental Index Funds

Schwab Fundamental US Small Company Index Fund

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Fundamental US Small Company Index Fund (4/2/07)	18.61%	18.84%	9.70%	6.26%
Russell Fundamental U.S. Small Company Index[4]	18.79%	19.41%	n/a	n/a
Fundamental US Small Company Spliced Index[5]	18.79%	19.00%	10.40%	6.86%
FTSE RAFI US Mid Small 1500 Index®	17.63%	18.80%	10.37%	6.83%

Fund Expense Ratios6: Net 0.35%; Gross 0.50%

 Statistics

Number of Holdings	887
Weighted Average Market Cap ($ x 1,000,000)	$3,268
Price/Earnings Ratio (P/E)	40.7
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate[7]	12%

 Sector Weightings % of Investments

Financials	20.7%
Consumer Discretionary	19.0%
Industrials	18.6%
Information Technology	12.9%
Energy	6.6%
Materials	6.2%
Health Care	6.1%
Utilities	3.8%
Consumer Staples	3.7%
Telecommunication Services	1.2%
Other	1.2%
Total	100.0%

 Top Equity Holdings % of Net Assets8

Exterran Holdings, Inc.	0.3%
PulteGroup, Inc.	0.3%
First Solar, Inc.	0.3%
Covance, Inc.	0.3%
Eaton Vance Corp.	0.3%
SkyWest, Inc.	0.3%
EQT Corp.	0.3%
Old Republic International Corp.	0.3%
Vectren Corp.	0.3%
Health Management Associates, Inc., Class A	0.3%
Total	3.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership— “Russell Fundamental U.S. Small Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Indexes. FTSE is a trademark owned by the London Stock Exchange Plc and is used by FTSE International Limited under license. Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell, FTSE or RA, and Russell, FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 27, 2009 is that of the fund’s former Institutional Shares.
[4]	Effective October 19, 2012, the fund’s benchmark was changed from the FTSE RAFI US Mid Small 1500 Index to the Russell Fundamental U.S. Small Company Index. See Glossary for index definitions.
[5]	The Fundamental U.S. Small Company Spliced Index is an internally calculated index, comprised of the FTSE RAFI US Mid Small 1500 Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental U.S. Small Company Index from October 19, 2012 forward.
[6]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[7]	Not annualized.
[8]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index Funds 7

Schwab Fundamental International Large Company Index Fund

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Fundamental International Large Company Index Fund (4/2/07)	15.31%	17.44%	-1.13%	-0.61%
Russell Fundamental Developed ex-U.S. Large Company Index (Net)[4]	15.65%	17.30%	n/a	n/a
Fundamental Developed ex-US Large Company Spliced Index[5]	15.65%	18.08%	-0.51%	0.35%
FTSE RAFI Developed ex US 1000 Index®	15.77%	18.53%	-0.44%	0.41%

Fund Expense Ratios6: Net 0.36%; Gross 0.57%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Index ownership— “Russell Fundamental Developed ex-U.S. Large Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Indexes. FTSE is a trademark owned by the London Stock Exchange Plc and is used by FTSE International Limited under license. Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell, FTSE or RA, and Russell, FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[4]	Effective October 19, 2012, the fund’s benchmark was changed from the FTSE RAFI Developed ex-US 1000 Index to the Russell Fundamental Developed ex-U.S. Large Company Index (Net). See Glossary for index definitions.
[5]	The Fundamental Developed ex-U.S. Large Company Spliced Index is an internally calculated index, comprised of the FTSE RAFI Developed ex-US 1000 Index (Net) from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental Developed ex-U.S. Large Company Index (Net) from October 19, 2012 forward.
[6]	As stated in the prospectus. Includes acquired fund fees and expenses incurred indirectly by the fund through its investments in other investment companies. The annualized weighted average expense ratio of these investment companies was 0.01%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

8 Schwab Fundamental Index Funds

 Schwab Fundamental International Large Company Index Fund

Performance and Fund Facts as of 04/30/13 continued

 Statistics

Number of Holdings	803
Weighted Average Market Cap ($ x 1,000,000)	$51,816
Price/Earnings Ratio (P/E)	64.0
Price/Book Ratio (P/B)	0.8
Portfolio Turnover Rate[1]	8%

 Sector Weightings % of Investments

Financials	19.8%
Energy	12.4%
Industrials	11.8%
Consumer Discretionary	10.8%
Consumer Staples	8.9%
Materials	8.6%
Telecommunication Services	8.0%
Health Care	6.3%
Utilities	6.1%
Information Technology	4.7%
Other	2.6%
Total	100.0%

 Top Equity Holdings % of Net Assets2

BP plc	2.4%
Total S.A.	1.7%
Royal Dutch Shell plc, A Shares	1.6%
HSBC Holdings plc	1.5%
Vodafone Group plc	1.3%
Royal Dutch Shell plc, B Shares	1.2%
Toyota Motor Corp.	1.1%
Nestle S.A. – Reg’d	1.1%
Telefonica S.A.	1.0%
Banco Santander S.A.	1.0%
Total	13.9%

 Country Weightings % of Investments

Japan	20.8%
United Kingdom	17.4%
France	10.7%
Germany	8.7%
Canada	5.7%
Switzerland	5.6%
Netherlands	5.4%
Australia	4.9%
Spain	4.0%
Italy	3.9%
Other Countries	12.9%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index Funds 9

Schwab Fundamental International Small Company Index Fund

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Fundamental International Small Company Index Fund (1/31/08)	18.55%	17.39%	4.18%	4.99%
Russell Fundamental Developed ex-U.S. Small Company Index (Net)[4]	19.07%	18.59%	n/a	n/a
Fundamental Developed ex-US Small Company Spliced Index[5]	19.07%	17.94%	5.65%	6.74%
FTSE RAFI Developed ex US Mid Small 1500 Index®	16.06%	15.21%	5.16%	6.26%

Fund Expense Ratios6: Net 0.55%; Gross 0.92%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Index ownership— “Russell Fundamental Developed ex-U.S. Small Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Indexes. FTSE is a trademark owned by the London Stock Exchange Plc and is used by FTSE International Limited under license. Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell, FTSE or RA, and Russell, FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[4]	Effective October 19, 2012, the fund’s benchmark was changed from the FTSE RAFI Developed ex-US Mid Small 1500 Index to the Russell Fundamental Developed ex-US Small Company Index (Net). See Glossary for index definitions.
[5]	The Fundamental Developed ex-US Small Co. Spliced Index is an internally calculated index, comprised of the FTSE RAFI Developed ex-US Mid Small 1500 Index (Net) from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental Developed ex-US Small Company Index (Net) from October 19, 2012 forward.
[6]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

10 Schwab Fundamental Index Funds

 Schwab Fundamental International Small Company Index Fund

Performance and Fund Facts as of 04/30/13 continued

 Statistics

Number of Holdings	1,263
Weighted Average Market Cap ($ x 1,000,000)	$3,443
Price/Earnings Ratio (P/E)	110.6
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate[1]	13%

 Sector Weightings % of Investments

Industrials	23.3%
Consumer Discretionary	18.6%
Financials	17.9%
Materials	9.4%
Information Technology	8.4%
Consumer Staples	6.9%
Health Care	4.3%
Energy	3.7%
Utilities	2.3%
Telecommunication Services	1.1%
Other	4.1%
Total	100.0%

 Top Equity Holdings % of Net Assets2

iShares MSCI EAFE Small Cap Index Fund	0.9%
Aiful Corp.	0.3%
Tokyu Land Corp.	0.3%
Hino Motors Ltd.	0.3%
Gamesa Corp. Tecnologica S.A.	0.2%
SBI Holdings, Inc.	0.2%
Shinsei Bank Ltd.	0.2%
Sumitomo Mitsui Trust Holdings, Inc.	0.2%
International Consolidated Airlines Group S.A.	0.2%
Teleperformance	0.2%
Total	3.0%

 Country Weightings % of Investments

Japan	37.1%
United Kingdom	12.4%
Canada	7.5%
France	4.9%
Australia	4.8%
Germany	3.5%
Hong Kong	3.0%
Italy	2.8%
Switzerland	2.6%
Other Countries	21.4%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index Funds 11

Schwab Fundamental Emerging Markets Large Company Index Fund

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Fundamental Emerging Markets Large Company Index Fund (1/31/08)	3.05%	0.11%	-1.12%	0.75%
Russell Fundamental Emerging Markets Large Company Index (Net)[4]	3.23%	1.18%	n/a	n/a
Fundamental Emerging Markets Large Company Spliced Index[5]	3.23%	1.03%	0.72%	2.74%
FTSE RAFI Emerging Index®	3.54%	1.22%	0.75%	2.77%

Fund Expense Ratios6: Net 0.61%; Gross 0.92%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Index ownership— “Russell Fundamental Emerging Markets Large Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Indexes. FTSE is a trademark owned by the London Stock Exchange Plc and is used by FTSE International Limited under license. Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell, FTSE or RA, and Russell, FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[4]	Effective October 19, 2012, the fund’s benchmark was changed from the FTSE RAFI Emerging Index to the Russell Fundamental Emerging Markets Large Company Index (Net). See Glossary for index definitions.
[5]	The Fundamental Emerging Large Company Spliced Index is an internally calculated index, comprised of the FTSE RAFI Emerging Index (Net) from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental Emerging Markets Large Company Index (Net) from October 19, 2012 forward.
[6]	As stated in the prospectus. Includes acquired fund fees and expenses incurred indirectly by the fund through its investments in other investment companies. The annualized weighted average expense ratio of these investment companies was 0.01%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

12 Schwab Fundamental Index Funds

 Schwab Fundamental Emerging Markets Large Company Index Fund

Performance and Fund Facts as of 04/30/13 continued

 Statistics

Number of Holdings	246
Weighted Average Market Cap ($ x 1,000,000)	$43,135
Price/Earnings Ratio (P/E)	14.7
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate[1]	12%

 Sector Weightings % of Investments

Energy	25.3%
Financials	17.2%
Information Technology	15.8%
Materials	12.4%
Telecommunication Services	11.3%
Industrials	5.9%
Consumer Discretionary	5.1%
Utilities	3.3%
Consumer Staples	2.6%
Other	1.1%
Total	100.0%

 Top Equity Holdings % of Net Assets2

LUKOIL ADR	4.7%
Samsung Electronics Co., Ltd.	4.4%
Gazprom ADR	3.7%
Petroleo Brasileiro S.A.	2.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.0%
Surgutneftegas ADR	1.9%
Petroleo Brasileiro S.A. – Petrobras	1.9%
China Mobile Ltd.	1.9%
China Construction Bank Corp., Class H	1.7%
POSCO	1.4%
Total	25.7%

 Country Weightings % of Investments

Republic of Korea	21.5%
Russia	14.7%
Taiwan	13.7%
Brazil	13.7%
China	11.0%
South Africa	6.6%
Mexico	4.1%
India	3.1%
Other Countries	11.6%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index Funds 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2012 and held through April 30, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/12	at 4/30/13	11/1/12–4/30/13

Schwab Fundamental US Large Company Index Fund
Actual Return	0.35%	$1,000	$1,168.50	$1.88
Hypothetical 5% Return	0.35%	$1,000	$1,023.06	$1.76

Schwab Fundamental US Small Company Index Fund
Actual Return	0.35%	$1,000	$1,186.10	$1.90
Hypothetical 5% Return	0.35%	$1,000	$1,023.06	$1.76

Schwab Fundamental International Large Company Index Fund
Actual Return	0.32%	$1,000	$1,153.10	$1.71
Hypothetical 5% Return	0.32%	$1,000	$1,023.21	$1.61

Schwab Fundamental International Small Company Index Fund
Actual Return	0.43%	$1,000	$1,185.50	$2.33
Hypothetical 5% Return	0.43%	$1,000	$1,022.66	$2.16

Schwab Fundamental Emerging Markets Large Company Index Fund
Actual Return	0.51%	$1,000	$1,030.50	$2.57
Hypothetical 5% Return	0.51%	$1,000	$1,022.27	$2.56

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

14 Schwab Fundamental Index Funds

Schwab Fundamental US Large Company Index Fund

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12		10/31/11	10/31/10	10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.76		9.51		9.05	7.63	6.47	10.75

Income (loss) from investment operations:
Net investment income (loss)	0.12		0.21		0.18	0.14	0.10	0.20
Net realized and unrealized gains (losses)	1.66		1.22		0.43	1.37	1.26	(4.38)

Total from investment operations	1.78		1.43		0.61	1.51	1.36	(4.18)
Less distributions:
Distributions from net investment income	(0.24)		(0.18)		(0.15)	(0.09)	(0.20)	(0.09)
Distributions from net realized gains	—		—		—	—	—	(0.01)

Total distributions	(0.24)		(0.18)		(0.15)	(0.09)	(0.20)	(0.10)

Net asset value at end of period	12.30		10.76		9.51	9.05	7.63	6.47

Total return (%)	16.85	[2]	15.29		6.74	19.95	22.04	(39.22)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[3]	0.32	[4]	0.35	0.35	0.35	0.35
Gross operating expenses	0.42	[3]	0.44		0.44	0.45	0.53	0.52
Net investment income (loss)	2.19	[3]	2.13		2.06	1.77	1.88	2.19
Portfolio turnover rate	5	[2]	32	[5]	11	27	28	26
Net assets, end of period ($ x 1,000,000)	2,616		1,960		1,490	1,019	663	277

* Unaudited.

1 Effective October 27, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.35%, if voluntary waiver by CSIM had not been included.
5 Portfolio turnover would have been 12%, if rebalancing trades had not been included due to a change in the fund’s index.

See financial notes 15

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

97.9%		Common Stock	1,987,826,548	2,561,268,028
1.7%		Other Investment Company	43,824,432	43,824,432
0.2%		Short-Term Investment	4,602,621	4,602,621

99.8%		Total Investments	2,036,253,601	2,609,695,081
0.9%		Collateral Invested for Securities on Loan	23,531,749	23,531,749
(0	.7)%	Other Assets and Liabilities, Net		(17,030,571)

100.0%		Net Assets		2,616,196,259

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 97.9% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	23,364,169

Banks 2.3%
Wells Fargo & Co.	600,825	0.9	22,819,333
Other Securities		1.4	36,622,663

		2.3	59,441,996

Capital Goods 7.5%
3M Co.	100,575	0.4	10,531,208
General Electric Co.	1,674,525	1.4	37,325,162
United Technologies Corp.	165,715	0.6	15,128,122
Other Securities		5.1	134,034,412

		7.5	197,018,904

Commercial & Professional Supplies 1.0%
Other Securities		1.0	25,346,260

Consumer Durables & Apparel 1.1%
Other Securities		1.1	27,874,488

Consumer Services 1.4%
McDonald’s Corp.	142,080	0.6	14,512,051
Other Securities		0.8	22,441,268

		1.4	36,953,319

Diversified Financials 7.0%
Bank of America Corp.	3,808,160	1.8	46,878,450
Citigroup, Inc.	687,533	1.2	32,080,290
JPMorgan Chase & Co.	709,942	1.3	34,794,257
The Charles Schwab Corp. (a)	148,715	0.1	2,522,206
The Goldman Sachs Group, Inc.	88,411	0.5	12,914,195
Other Securities		2.1	53,270,477

		7.0	182,459,875

Energy 14.8%
Chevron Corp.	526,805	2.5	64,275,478
ConocoPhillips	733,310	1.7	44,328,589
Exxon Mobil Corp.	1,332,584	4.5	118,586,650
Marathon Oil Corp.	374,690	0.5	12,241,122
Occidental Petroleum Corp.	131,970	0.5	11,779,642
Phillips 66	364,355	0.8	22,207,437
Valero Energy Corp.	428,725	0.7	17,286,192
Other Securities		3.6	95,964,953

		14.8	386,670,063

Food & Staples Retailing 4.3%
Costco Wholesale Corp.	102,415	0.4	11,104,858
CVS Caremark Corp.	343,235	0.8	19,969,412
Wal-Mart Stores, Inc.	479,925	1.4	37,299,771
Walgreen Co.	297,570	0.6	14,732,691
Other Securities		1.1	28,559,254

		4.3	111,665,986

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	384,180	0.5	14,026,412
Mondelez International, Inc., Class A	339,492	0.4	10,677,023
PepsiCo, Inc.	218,308	0.7	18,003,861
Philip Morris International, Inc.	166,720	0.6	15,936,765
The Coca-Cola Co.	337,930	0.5	14,304,577
Other Securities		2.4	60,146,495

		5.1	133,095,133

Health Care Equipment & Services 5.3%
UnitedHealth Group, Inc.	290,175	0.7	17,390,188
WellPoint, Inc.	252,770	0.7	18,431,988
Other Securities		3.9	103,487,444

		5.3	139,309,620

Household & Personal Products 2.2%
The Procter & Gamble Co.	528,395	1.6	40,564,884
Other Securities		0.6	18,429,041

		2.2	58,993,925

Insurance 4.3%
Berkshire Hathaway, Inc., Class B *	175,111	0.7	18,617,802

16 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
The Travelers Cos., Inc.	168,395	0.5	14,382,617
Other Securities		3.1	79,452,906

		4.3	112,453,325

Materials 3.3%
Other Securities		3.3	87,095,302

Media 4.1%
Comcast Corp., Class A	299,040	0.5	12,350,352
The Walt Disney Co.	290,050	0.7	18,226,742
Time Warner, Inc.	397,288	0.9	23,749,877
Other Securities		2.0	52,297,786

		4.1	106,624,757

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
Amgen, Inc.	117,655	0.5	12,260,828
Johnson & Johnson	424,695	1.4	36,196,755
Merck & Co., Inc.	343,157	0.6	16,128,379
Pfizer, Inc.	1,156,899	1.3	33,631,054
Other Securities		1.6	43,799,565

		5.4	142,016,581

Real Estate 1.0%
Other Securities		1.0	26,152,170

Retailing 4.5%
Lowe’s Cos., Inc.	366,055	0.5	14,063,833
Target Corp.	191,595	0.5	13,518,943
The Home Depot, Inc.	243,596	0.7	17,867,766
Other Securities		2.8	73,722,948

		4.5	119,173,490

Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.	1,008,610	0.9	24,156,209
Texas Instruments, Inc.	300,270	0.4	10,872,777
Other Securities		0.9	23,315,615

		2.2	58,344,601

Software & Services 5.7%
International Business Machines Corp.	155,095	1.2	31,412,941
Microsoft Corp.	1,392,415	1.8	46,088,936
Other Securities		2.7	71,115,996

		5.7	148,617,873

Technology Hardware & Equipment 4.1%
Cisco Systems, Inc.	872,765	0.7	18,258,244
Hewlett-Packard Co.	1,429,875	1.1	29,455,425
Other Securities		2.3	58,473,958

		4.1	106,187,627

Telecommunication Services 4.2%
AT&T, Inc.	1,373,185	2.0	51,439,510
Sprint Nextel Corp. *	1,662,600	0.4	11,721,330
Verizon Communications, Inc.	714,730	1.5	38,531,094
Other Securities		0.3	8,800,452

		4.2	110,492,386

Transportation 1.8%
Other Securities		1.8	46,496,288

Utilities 4.4%
Other Securities		4.4	115,419,890

Total Common Stock
(Cost $1,987,826,548)			2,561,268,028

Other Investment Company 1.7% of net assets

Money Market Funds 1.7%
State Street Institutional U.S. Government Money Market Fund	43,824,432	1.7	43,824,432

Total Other Investment Company
(Cost $43,824,432)			43,824,432

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.2% of net assets

U.S. Treasury Obligation 0.2%
Other Securities		0.2	4,602,621

Total Short-Term Investment
(Cost $4,602,621)			4,602,621

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.9% of net assets

State Street Institutional U.S. Government Money Market Fund	23,531,749	0.9	23,531,749

Total Collateral Invested for Securities on Loan
(Cost $23,531,749)			23,531,749

End of Collateral Invested for Securities on Loan.

At 04/30/13 tax basis cost of the fund’s investments was $2,056,974,209 and the unrealized appreciation and depreciation were $572,461,875 and ($19,741,003), respectively, with a net unrealized appreciation of $552,720,872.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

See financial notes 17

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/21/13	580	46,173,800	1,174,537

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,561,268,028	$—	$—	$2,561,268,028
Other Investment Company[1]	43,824,432	—	—	43,824,432
Short-Term Investments[1]	—	4,602,621	—	4,602,621

Total	$2,605,092,460	$4,602,621	$—	$2,609,695,081

Other Financial Instruments
Collateral Invested for Securities on Loan	$23,531,749	$—	$—	$23,531,749
Futures Contract[2]	1,174,537	—	—	1,174,537

[1]	As categorized in complete schedule of holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$170,860	$9,858	($10,637)	$—	($170,081)	$—	$—	$—

Total	$170,860	$9,858	($10,637)	$—	($170,081)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

18 See financial notes

 Schwab Fundamental US Large Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated issuers, at value (cost $2,385,956)		$2,522,206
Investments in unaffiliated issuers, at value (cost $2,033,867,645) including securities on loan of $23,491,164	+	2,607,172,875

Total investments, at value (cost $2,036,253,601)		2,609,695,081
Collateral invested for securities on loan		23,531,749
Receivables:
Fund shares sold		9,048,869
Dividends		2,356,144
Due from broker for futures		116,000
Income from securities on loan		42,442
Foreign tax reclaims		5,422
Interest		429
Prepaid expenses	+	15,843

Total assets		2,644,811,979

Liabilities

Collateral held for securities on loan		23,531,749
Payables:
Investment adviser and administrator fees		44,356
Shareholder service fees		76,367
Fund shares redeemed		4,167,652
Accrued expenses	+	795,596

Total liabilities		28,615,720

Net Assets

Total assets		2,644,811,979
Total liabilities	−	28,615,720

Net assets		$2,616,196,259

Net Assets by Source
Capital received from investors		2,109,263,373
Net investment income not yet distributed		9,378,497
Net realized capital losses		(77,153,787)
Net unrealized capital gains		574,708,176

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,616,196,259		212,699,149		$12.30

See financial notes 19

 Schwab Fundamental US Large Company Index Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated issuer		$16,748
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $14,545)		26,511,986
Interest		4,237
Securities on loan	+	329,710

Total investment income		26,862,681

Expenses

Investment adviser and administrator fees		2,527,536
Shareholder service fees		874,945
Index fee		617,889
Transfer agent fees		152,257
Shareholder reports		61,973
Portfolio accounting fees		42,236
Professional fees		37,871
Registration fees		29,781
Custodian fees		21,999
Trustees’ fees		8,846
Interest expense		45
Other expenses	+	20,380

Total expenses		4,395,758
Expense reduction by CSIM and its affiliates	−	690,200
Custody credits	−	21

Net expenses	−	3,705,537

Net investment income		23,157,144

Realized and Unrealized Gains (Losses)

Net realized losses on affiliated issuer		(51,082)
Net realized gains on unaffiliated investments		5,671,678
Net realized gains on futures contracts	+	4,531,263

Net realized gains		10,151,859
Net unrealized gains on affiliated issuer		513,448
Net unrealized gains on unaffiliated investments		299,480,791
Net unrealized gains on futures contracts	+	1,556,212

Net unrealized gains	+	301,550,451

Net realized and unrealized gains		311,702,310

Increase in net assets resulting from operations		$334,859,454

20 See financial notes

 Schwab Fundamental US Large Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$23,157,144	$37,721,180
Net realized gains		10,151,859	38,504,726
Net unrealized gains	+	301,550,451	170,685,750

Increase in net assets from operations		334,859,454	246,911,656

Distributions to Shareholders

Distributions from net investment income		($42,909,493)	($28,518,465)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		49,322,788	$576,933,433	67,538,254	$676,863,199
Shares reinvested		2,230,842	23,803,086	1,765,688	16,261,985
Shares redeemed	+	(20,915,636)	(236,287,345)	(43,856,574)	(441,499,603)

Net transactions in fund shares		30,637,994	$364,449,174	25,447,368	$251,625,581

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		182,061,155	$1,959,797,124	156,613,787	$1,489,778,352
Total increase	+	30,637,994	656,399,135	25,447,368	470,018,772

End of period		212,699,149	$2,616,196,259	182,061,155	$1,959,797,124

Net investment income not yet distributed			$9,378,497		$29,130,846

See financial notes 21

Schwab Fundamental US Small Company Index Fund

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.31		10.11	10.10	7.88	6.30	10.36

Income (loss) from investment operations:
Net investment income (loss)	0.10		0.15	0.11	0.09	0.06	0.05
Net realized and unrealized gains (losses)	1.65		0.88	0.47	2.19	1.59	(4.04)

Total from investment operations	1.75		1.03	0.58	2.28	1.65	(3.99)
Less distributions:
Distributions from net investment income	(0.20)		(0.12)	(0.10)	(0.06)	(0.07)	(0.06)
Distributions from net realized gains	(0.84)		(0.71)	(0.47)	—	—	(0.01)

Total distributions	(1.04)		(0.83)	(0.57)	(0.06)	(0.07)	(0.07)

Net asset value at end of period	11.02		10.31	10.11	10.10	7.88	6.30

Total return (%)	18.61	[2]	11.37	5.55	29.07	26.68	(38.73)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[3]	0.32 [4]	0.35	0.35	0.35	0.35
Gross operating expenses	0.48	[3]	0.50	0.50	0.53	0.60	0.71
Net investment income (loss)	1.89	[3]	1.46	1.18	1.03	1.00	1.44
Portfolio turnover rate	12	[2]	92 [5]	35	41	29	37
Net assets, end of period ($ x 1,000,000)	728		619	563	412	298	131

* Unaudited.

1 Effective October 27, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.35%, if voluntary waiver by CSIM had not been included.
5 Portfolio turnover would have been 29%, if rebalancing trades had not been included due to a change in the fund’s index.

22 See financial notes

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.6%		Common Stock	579,997,059	718,431,793
0.0%		Warrants	—	215
1.1%		Other Investment Company	7,889,934	7,889,934
0.1%		Short-Term Investment	681,920	681,920

99.8%		Total Investments	588,568,913	727,003,862
2.7%		Collateral Invested for Securities on Loan	19,734,121	19,734,121
(2	.5)%	Other Assets and Liabilities, Net		(18,374,897)

100.0%		Net Assets		728,363,086

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.6% of net assets

Automobiles & Components 1.3%
Other Securities		1.3	9,574,386

Banks 4.3%
CapitalSource, Inc.	193,200	0.2	1,729,140
Other Securities		4.1	29,367,591

		4.3	31,096,731

Capital Goods 11.2%
AMETEK, Inc.	40,300	0.2	1,640,613
Carlisle Cos., Inc.	26,900	0.2	1,745,003
Chicago Bridge & Iron Co., N.V., NY Shares	34,598	0.3	1,861,026
GATX Corp.	33,400	0.2	1,701,730
General Cable Corp. *	49,900	0.2	1,720,552
Navistar International Corp. *	50,200	0.2	1,662,624
Snap-on, Inc.	20,800	0.2	1,792,960
Other Securities		9.7	69,441,208

		11.2	81,565,716

Commercial & Professional Supplies 3.9%
Other Securities		3.9	28,680,173

Consumer Durables & Apparel 4.6%
Hanesbrands, Inc. *	34,200	0.2	1,715,472
KB Home	80,200	0.2	1,807,708
Lennar Corp., Class A	43,400	0.2	1,788,948
PulteGroup, Inc. *	98,900	0.3	2,075,911
PVH Corp.	14,889	0.2	1,718,340
Other Securities		3.5	24,264,419

		4.6	33,370,798

Consumer Services 5.2%
Caesars Entertainment Corp. (b)*	113,200	0.2	1,801,012
Domino’s Pizza, Inc.	32,200	0.2	1,777,440
Other Securities		4.8	34,286,942

		5.2	37,865,394

Diversified Financials 2.8%
Eaton Vance Corp.	49,700	0.3	1,982,036
SEI Investments Co.	57,900	0.2	1,659,414
Other Securities		2.3	17,051,535

		2.8	20,692,985

Energy 6.6%
EQT Corp.	26,100	0.3	1,960,632
Exterran Holdings, Inc. *	81,000	0.3	2,140,020
Oceaneering International, Inc.	24,900	0.2	1,747,233
Oil States International, Inc. *	20,400	0.3	1,822,944
Plains Exploration & Production Co. *	37,000	0.2	1,672,400
Superior Energy Services, Inc. *	67,800	0.3	1,870,602
Other Securities		5.0	36,716,899

		6.6	47,930,730

Food & Staples Retailing 1.3%
Other Securities		1.3	9,808,195

Food, Beverage & Tobacco 2.0%
Other Securities		2.0	14,690,037

Health Care Equipment & Services 4.4%
Health Management Associates, Inc., Class A *	166,300	0.3	1,910,787
Other Securities		4.1	30,131,810

		4.4	32,042,597

Household & Personal Products 0.4%
Other Securities		0.4	2,675,349

Insurance 4.8%
Allied World Assurance Co. Holdings AG	18,800	0.2	1,707,228
CNO Financial Group, Inc.	145,600	0.2	1,648,192
First American Financial Corp.	64,700	0.2	1,732,019
HCC Insurance Holdings, Inc.	44,100	0.3	1,878,660
Old Republic International Corp.	142,800	0.3	1,927,800

See financial notes 23

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Protective Life Corp.	50,100	0.3	1,906,806
StanCorp Financial Group, Inc.	38,000	0.2	1,640,840
The Hanover Insurance Group, Inc.	35,200	0.2	1,775,136
Other Securities		2.9	20,901,425

		4.8	35,118,106

Materials 6.1%
Crown Holdings, Inc. *	41,000	0.2	1,749,880
Rock-Tenn Co., Class A	17,600	0.2	1,762,464
Other Securities		5.7	41,287,106

		6.1	44,799,450

Media 2.1%
Other Securities		2.1	15,439,048

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Covance, Inc. *	27,300	0.3	2,035,488
Endo Health Solutions, Inc. *	47,200	0.2	1,729,408
Other Securities		1.2	8,787,106

		1.7	12,552,002

Real Estate 8.8%
General Growth Properties, Inc.	77,400	0.2	1,758,528
iStar Financial, Inc. *	162,400	0.3	1,896,832
Prologis, Inc.	41,900	0.2	1,757,705
The Macerich Co.	24,500	0.2	1,716,225
Other Securities		7.9	56,708,512

		8.8	63,837,802

Retailing 5.8%
OfficeMax, Inc.	149,700	0.2	1,723,047
Priceline.com, Inc. *	2,411	0.2	1,678,032
Other Securities		5.4	38,545,533

		5.8	41,946,612

Semiconductors & Semiconductor Equipment 3.4%
First Solar, Inc. *	44,100	0.3	2,053,296
Other Securities		3.1	22,684,813

		3.4	24,738,109

Software & Services 5.0%
Other Securities		5.0	36,479,185

Technology Hardware & Equipment 4.5%
NCR Corp. *	63,800	0.2	1,739,826
Sanmina Corp. *	130,600	0.2	1,648,172
Other Securities		4.1	29,265,064

		4.5	32,653,062

Telecommunication Services 1.2%
MetroPCS Communications, Inc. *	155,400	0.3	1,839,936
Other Securities		0.9	7,068,111

		1.2	8,908,047

Transportation 3.4%
Kansas City Southern	15,300	0.2	1,668,771
SkyWest, Inc.	138,300	0.3	1,979,073
Other Securities		2.9	20,982,774

		3.4	24,630,618

Utilities 3.8%
Vectren Corp.	51,300	0.3	1,926,828
Other Securities		3.5	25,409,833

		3.8	27,336,661

Total Common Stock
(Cost $579,997,059)			718,431,793

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	215

Total Warrants
(Cost $—)			215

Other Investment Company 1.1% of net assets

Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund	7,889,934	1.1	7,889,934

Total Other Investment Company
(Cost $7,889,934)			7,889,934

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
Other Securities		0.1	681,920

Total Short-Term Investment
(Cost $681,920)			681,920

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 2.7% of net assets

State Street Institutional U.S. Government Money Market Fund	19,734,121	2.7	19,734,121

Total Collateral Invested for Securities on Loan
(Cost $19,734,121)			19,734,121

End of Collateral Invested for Securities on Loan.

At 04/30/13 tax basis cost of the fund’s investments was $592,682,666 and the unrealized appreciation and depreciation

24 See financial notes

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

were $153,300,527 and ($18,979,331), respectively, with a net unrealized appreciation of $134,321,196.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $215 or 0.0% of net assets.
(e)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 06/21/13	90	8,505,900	137,312

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$718,431,793	$—	$—	$718,431,793
Warrants[1]	215	—	—	215
Other Investment Company[1]	7,889,934	—	—	7,889,934
Short-Term Investment[1]	—	681,920	—	681,920

Total	$726,321,942	$681,920	$—	$727,003,862

Other Financial Instruments
Collateral Invested for Securities on Loan	$19,734,121	$—	$—	$19,734,121
Futures Contract[2]	137,312	—	—	137,312

[1]	As categorized in complete schedule of holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$441,199	$—	($225,691)	$—	($215,508)	$—	$—	$—

Total	$441,199	$—	($225,691)	$—	($215,508)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

See financial notes 25

 Schwab Fundamental US Small Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments, at value (cost $588,568,913) including securities on loan of $20,451,243		$727,003,862
Foreign currency, at value (cost $34)		30
Cash		893
Collateral invested for securities on loan		19,734,121
Receivables:
Fund shares sold		1,359,444
Dividends		524,397
Due from broker for futures		51,300
Income from securities on loan		51,056
Interest		60
Prepaid expenses	+	6,454

Total assets		748,731,617

Liabilities

Collateral held for securities on loan		19,734,121
Payables:
Investment adviser and administrator fees		10,451
Shareholder service fees		2,687
Fund shares redeemed		352,352
Accrued expenses	+	268,920

Total liabilities		20,368,531

Net Assets

Total assets		748,731,617
Total liabilities	−	20,368,531

Net assets		$728,363,086

Net Assets by Source
Capital received from investors		579,018,152
Net investment income not yet distributed		1,872,328
Net realized capital gains		8,567,163
Net unrealized capital gains		138,905,443

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$728,363,086		66,095,860		$11.02

26 See financial notes

 Schwab Fundamental US Small Company Index Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $26,444)		$7,043,162
Interest		1,483
Securities on loan	+	275,536

Total investment income		7,320,181

Expenses

Investment adviser and administrator fees		918,473
Shareholder service fees		282,146
Index fee		191,225
Transfer agent fees		53,428
Shareholder reports		40,141
Portfolio accounting fees		31,006
Professional fees		27,212
Registration fees		16,696
Custodian fees		11,791
Trustees’ fees		4,816
Interest expense		88
Other expenses	+	7,465

Total expenses		1,584,487
Expense reduction by CSIM and its affiliates	−	438,758
Custody credits	−	13

Net expenses	−	1,145,716

Net investment income		6,174,465

Realized and Unrealized Gains (Losses)

Net realized gains on investments		9,119,940
Net realized gains on futures contracts		1,737,111
Net realized losses on foreign currency transactions	+	(42)

Net realized gains		10,857,009
Net unrealized gains on investments		94,662,329
Net unrealized gains on futures contracts		211,898
Net unrealized gains on foreign currency translations	+	9

Net unrealized gains	+	94,874,236

Net realized and unrealized gains		105,731,245

Increase in net assets resulting from operations		$111,905,710

See financial notes 27

 Schwab Fundamental US Small Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$6,174,465	$8,822,319
Net realized gains		10,857,009	56,145,986
Net unrealized gains (losses)	+	94,874,236	(4,154,550)

Increase in net assets from operations		111,905,710	60,813,755

Distributions to Shareholders

Distributions from net investment income		(11,947,532)	(6,659,188)
Distributions from net realized gains	+	(50,580,880)	(39,248,349)

Total distributions		($62,528,412)	($45,907,537)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,217,901	$95,079,993	15,451,067	$154,128,648
Shares reinvested		2,784,659	26,509,953	1,892,528	17,089,526
Shares redeemed	+	(5,915,561)	(61,548,592)	(13,017,996)	(130,341,328)

Net transactions in fund shares		6,086,999	$60,041,354	4,325,599	$40,876,846

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		60,008,861	$618,944,434	55,683,262	$563,161,370
Total increase	+	6,086,999	109,418,652	4,325,599	55,783,064

End of period		66,095,860	$728,363,086	60,008,861	$618,944,434

Net investment income not yet distributed			$1,872,328		$7,645,395

28 See financial notes

Schwab Fundamental International Large Company Index Fund

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	7.16		7.26	8.09	7.69	6.01	11.40

Income (loss) from investment operations:
Net investment income (loss)	0.11		0.22	0.23	0.21	0.16	0.28
Net realized and unrealized gains (losses)	0.96		(0.08)[2]	(0.85)	0.41	1.81	(5.56)

Total from investment operations	1.07		0.14	(0.62)	0.62	1.97	(5.28)
Less distributions:
Distributions from net investment income	(0.21)		(0.24)	(0.21)	(0.22)	(0.29)	(0.09)
Distributions from net realized gains	—		—	—	—	—	(0.02)

Total distributions	(0.21)		(0.24)	(0.21)	(0.22)	(0.29)	(0.11)

Net asset value at end of period	8.02		7.16	7.26	8.09	7.69	6.01

Total return (%)	15.31	[3]	2.24	(7.88)	8.27	34.89	(46.70)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.32	[4,5]	0.31 [6]	0.35	0.35	0.35	0.35
Gross operating expenses	0.52	[4]	0.56	0.57	0.61	0.76	0.74
Net investment income (loss)	2.96	[4]	3.58	3.24	2.70	2.80	3.41
Portfolio turnover rate	8	[3]	61 [7]	35	65	82	74
Net assets, end of period ($ x 1,000,000)	598		501	372	301	253	145

* Unaudited.

1 Effective October 19, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.35%, if voluntary waiver by CSIM had not been included. See financial note 4.
6 The ratio of net operating expenses would have been 0.35%, if voluntary waiver by CSIM had not been included.
7 Portfolio turnover would have been 37%, if rebalancing trades had not been included due to a change in the fund’s index.

See financial notes 29

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

96.5%		Common Stock	505,169,197	576,984,942
0.4%		Preferred Stock	1,413,091	2,273,025
0.0%		Rights	91,567	4,776
0.2%		Other Investment Company	935,189	1,238,800
2.3%		Short-Term Investments	13,912,611	13,912,611

99.4%		Total Investments	521,521,655	594,414,154
2.4%		Collateral Invested for Securities on Loan	14,315,517	14,315,517
(1	.8)%	Other Assets and Liabilities, Net		(10,726,220)

100.0%		Net Assets		598,003,451

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 96.5% of net assets

Australia 4.8%
BHP Billiton Ltd.	94,505	0.5	3,177,160
Other Securities		4.3	25,720,442

		4.8	28,897,602

Austria 0.4%
Other Securities		0.4	2,455,369

Belgium 0.9%
Other Securities		0.9	5,543,356

Canada 5.7%
Other Securities		5.7	33,867,363

China 0.0%
Other Securities		0.0	883

Denmark 0.6%
Other Securities		0.6	3,905,615

Finland 1.3%
Nokia Oyj (c)	1,024,610	0.6	3,442,367
Other Securities		0.7	4,276,057

		1.3	7,718,424

France 10.7%
AXA S.A.	140,819	0.4	2,637,065
BNP Paribas S.A.	63,838	0.6	3,559,473
Carrefour S.A. (c)	86,575	0.4	2,571,202
Compagnie de Saint-Gobain	54,071	0.4	2,165,486
France Telecom S.A.	388,066	0.7	4,144,304
GDF Suez	123,976	0.4	2,658,082
Sanofi	44,417	0.8	4,802,167
Total S.A.	207,185	1.7	10,429,081
Vivendi S.A.	125,694	0.5	2,847,206
Other Securities		4.8	27,955,679

		10.7	63,769,745

Germany 8.3%
Allianz SE - Reg’d	27,253	0.7	4,031,278
BASF SE	49,103	0.8	4,596,658
Bayer AG - Reg’d	27,573	0.5	2,882,659
Daimler AG - Reg’d	74,452	0.7	4,127,995
Deutsche Bank AG - Reg’d	46,673	0.4	2,148,500
Deutsche Telekom AG - Reg’d	332,957	0.7	3,943,590
E.ON SE AG	224,172	0.7	4,071,085
RWE AG	59,895	0.4	2,158,572
Siemens AG - Reg’d	35,000	0.6	3,657,046
Other Securities		2.8	17,929,444

		8.3	49,546,827

Greece 0.5%
Other Securities		0.5	3,276,854

Hong Kong 0.8%
Other Securities		0.8	4,661,678

Ireland 0.7%
Other Securities		0.7	4,343,259

Israel 0.3%
Other Securities		0.3	1,740,855

Italy 3.9%
Enel S.p.A.	793,261	0.5	3,067,840
Eni S.p.A.	210,952	0.8	5,034,667
Intesa Sanpaolo S.p.A.	1,369,795	0.4	2,487,708
UniCredit S.p.A. *	630,986	0.6	3,297,935
Other Securities		1.6	9,494,151

		3.9	23,382,301

Japan 20.7%
Canon, Inc.	61,700	0.4	2,219,009
Honda Motor Co., Ltd.	81,600	0.5	3,256,041
Mitsubishi UFJ Financial Group, Inc.	374,134	0.4	2,538,439
Nippon Telegraph & Telephone Corp.	47,604	0.4	2,367,354

30 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Tokyo Electric Power Co., Inc. *	848,400	0.6	3,755,522
Toyota Motor Corp.	114,500	1.1	6,645,330
Other Securities		17.3	102,917,870

		20.7	123,699,565

Luxembourg 0.5%
Other Securities		0.5	2,764,228

Netherlands 5.4%
Royal Dutch Shell plc, A Shares	288,326	1.6	9,806,539
Royal Dutch Shell plc, B Shares	207,329	1.2	7,272,568
Other Securities		2.6	14,953,246

		5.4	32,032,353

New Zealand 0.1%
Other Securities		0.1	717,610

Norway 0.9%
Other Securities		0.9	5,112,535

Portugal 0.3%
Other Securities		0.3	1,672,457

Singapore 0.7%
Other Securities		0.7	4,056,698

Spain 3.9%
Banco Bilbao Vizcaya Argentaria S.A.	353,810	0.6	3,444,187
Banco Santander S.A.	817,742	1.0	5,905,362
Repsol S.A.	98,972	0.4	2,320,354
Telefonica S.A.	421,907	1.0	6,177,692
Other Securities		0.9	5,603,535

		3.9	23,451,130

Sweden 2.3%
Other Securities		2.3	14,006,800

Switzerland 5.5%
Nestle S.A. - Reg’d	89,906	1.1	6,411,417
Novartis AG - Reg’d	60,911	0.8	4,509,094
Roche Holding AG	13,929	0.6	3,486,991
Other Securities		3.0	18,711,810

		5.5	33,119,312

United Kingdom 17.3%
Anglo American plc	104,321	0.4	2,550,727
AstraZeneca plc	80,695	0.7	4,189,763
Barclays plc	872,569	0.7	3,893,818
BP plc	1,994,840	2.4	14,454,891
British American Tobacco plc	47,387	0.4	2,626,908
BT Group plc	515,966	0.4	2,218,462
GlaxoSmithKline plc	227,726	1.0	5,875,666
HSBC Holdings plc	823,137	1.5	9,014,986
Tesco plc	560,758	0.5	3,189,581
Vodafone Group plc	2,644,854	1.3	8,070,229
Other Securities		8.0	47,157,092

		17.3	103,242,123

Total Common Stock
(Cost $505,169,197)			576,984,942

Preferred Stock 0.4% of net assets

Germany 0.4%
Other Securities		0.4	2,215,922

Italy 0.0%
Other Securities		0.0	57,103

Total Preferred Stock
(Cost $1,413,091)			2,273,025

Rights 0.0% of net assets

Spain 0.0%
Other Securities		0.0	4,776

Total Rights
(Cost $91,567)			4,776

Other Investment Company 0.2% of net assets

United States 0.2%
Other Securities		0.2	1,238,800

Total Other Investment Company
(Cost $935,189)			1,238,800

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 2.3% of net assets

Time Deposits 2.2%
DNB
0.03%, 05/01/13	12,896,101	2.2	12,896,101
Other Securities		0.1	397,553

		2.2	13,293,654

U.S. Treasury Obligation 0.1%
Other Securities		0.1	618,957

Total Short-Term Investments
(Cost $13,912,611)			13,912,611

End of Investments.

See financial notes 31

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 2.4% of net assets

Wells Fargo Advantage Government Money Market Fund	14,315,517	2.4	14,315,517

Total Collateral Invested for Securities on Loan
(Cost $14,315,517)			14,315,517

End of Collateral Invested for Securities on Loan.

At 04/30/13, the tax basis cost of the fund’s investments was $543,623,583 unrealized appreciation and depreciation were $85,174,193 and ($34,383,622), respectively, with a net unrealized appreciation of $50,790,571.

At 04/30/13, the values of certain foreign securities held by the fund aggregating $539,526,468 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $152,316 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.
(d)	The rate shown is the purchase yield.
(e)	All or a portion of this security is held as collateral for futures contracts.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

MSCI EAFE, e-mini, Long, expires 06/21/13	150	13,056,000	478,064

32 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$256,275,066	$—	$256,275,066
Belgium	180,914	5,362,442	—	5,543,356
Canada	33,867,363	—	—	33,867,363
China	—	—	883	883
France	663,413	63,106,332	—	63,769,745
Greece	270,690	3,006,164	—	3,276,854
Ireland	1,165,334	3,177,925	—	4,343,259
Netherlands	440,300	31,592,053	—	32,032,353
Singapore	459,030	3,597,668	—	4,056,698
Spain	15,408	23,374,400	61,322	23,451,130
Sweden	379,769	13,627,031	—	14,006,800
Switzerland	1,790,537	31,328,775	—	33,119,312
United Kingdom	405,680	102,805,587	30,856	103,242,123
Preferred Stock[1]	—	2,273,025	—	2,273,025
Rights[1]	4,776	—	—	4,776
Other Investment Company[1]	1,238,800	—	—	1,238,800
Short-Term Investments[1]	—	13,912,611	—	13,912,611

Total	$40,882,014	$553,439,079	$93,061	$594,414,154

Other Financial Instruments
Collateral Invested for Securities on Loan	$14,315,517	$—	$—	$14,315,517
Futures Contract[2]	478,064	—	—	478,064

[1]	As categorized in complete schedule of holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock
Canada	$—	($129,892)	$129,892	$—	$—	$—	$—	$—
China	6,079	—	(5,196)	—	—	—	—	883
Netherlands	—	—	(183,369)	29,368	—	154,001	—	—
Spain	—	—	5,632	55,690	—	—	—	61,322
United Kingdom	—	(214,077)	214,670	30,263	—	—	—	30,856
Preferred Stock								—
United Kingdom	5,378	50	(63)	—	(5,365)	—	—	—
Rights		—
Hong Kong	30,003	43,202	(30,003)	—	(43,202)	—	—	—

Total	$41,460	($300,717)	$131,563	$115,321	($48,567)	$154,001	$—	$93,061

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized gains (losses) for Level 3 investments held by the fund at April 30, 2013 was $1,029.

See financial notes 33

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013. The transfers in the amount of $827,623 and $247,129 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

34 See financial notes

 Schwab Fundamental International Large Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments, at value (cost $521,521,655) including securities on loan of $13,225,367		$594,414,154
Foreign currency, at value (cost $45)		45
Collateral invested for securities on loan		14,315,517
Receivables:
Investments sold		275,015
Dividends		2,275,788
Fund shares sold		1,000,333
Foreign tax reclaims		315,493
Income from securities on loan		108,632
Due from broker for futures		12,000
Interest		11
Prepaid expenses	+	4,287

Total assets		612,721,275

Liabilities

Collateral held for securities on loan		14,315,517
Payables:
Investments bought		15,591
Investment adviser and administrator fees		6,814
Shareholder service fees		3,529
Fund shares redeemed		175,698
Accrued expenses	+	200,675

Total liabilities		14,717,824

Net Assets

Total assets		612,721,275
Total liabilities	−	14,717,824

Net assets		$598,003,451

Net Assets by Source
Capital received from investors		646,529,131
Net investment income not yet distributed		5,271,854
Net realized capital losses		(127,158,570)
Net unrealized capital gains		73,361,036

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$598,003,451		74,555,864		$8.02

See financial notes 35

 Schwab Fundamental International Large Company Index Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $660,074)		$8,737,658
Interest		1,098
Securities on loan	+	198,923

Total investment income		8,937,679

Expenses

Investment adviser and administrator fees		797,309
Shareholder service fees		216,876
Index fee		155,806
Custodian fees		86,273
Transfer agent fees		44,200
Portfolio accounting fees		42,044
Professional fees		27,445
Registration fees		16,858
Shareholder reports		15,331
Trustees’ fees		4,447
Interest expense		246
Other expenses	+	19,829

Total expenses		1,426,664
Expense reduction by CSIM and its affiliates	−	545,331

Net expenses	−	881,333

Net investment income		8,056,346

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(619,399)
Net realized gains on futures contracts		360,548
Net realized losses on foreign currency transactions	+	(74,598)

Net realized losses		(333,449)
Net unrealized gains on investments		70,584,299
Net unrealized gains on futures contracts		478,064
Net unrealized gains on foreign currency translations	+	16,048

Net unrealized gains	+	71,078,411

Net realized and unrealized gains		70,744,962

Increase in net assets resulting from operations		$78,801,308

36 See financial notes

 Schwab Fundamental International Large Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$8,056,346	$14,440,391
Net realized losses		(333,449)	(12,889,488)
Net unrealized gains	+	71,078,411	16,027,825

Increase in net assets from operations		78,801,308	17,578,728

Distributions to Shareholders

Distributions from net investment income		($15,274,655)	($12,260,320)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,137,754	$90,676,370	35,480,423	$237,479,009
Shares reinvested		1,575,182	11,404,319	1,363,648	9,013,714
Shares redeemed	+	(9,094,862)	(68,184,818)	(18,197,244)	(123,492,196)

Net transactions in fund shares		4,618,074	$33,895,871	18,646,827	$123,000,527

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		69,937,790	$500,580,927	51,290,963	$372,261,992
Total increase	+	4,618,074	97,422,524	18,646,827	128,318,935

End of period		74,555,864	$598,003,451	69,937,790	$500,580,927

Net investment income not yet distributed			$5,271,854		$12,490,163

See financial notes 37

Schwab Fundamental International Small Company Index Fund

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–		11/1/10–	11/1/09–	11/1/08–	1/31/08[2]–
	4/30/13*		10/31/12		10/31/11	10/31/10	10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.13		9.53		9.96	9.00	6.22	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10	[3]	0.21	[3]	0.24 [3]	0.16 [3]	0.12 [3]	0.27	[3]
Net realized and unrealized gains (losses)	1.55		0.03		(0.40)	1.09	2.92	(4.05)

Total from investment operations	1.65		0.24		(0.16)	1.25	3.04	(3.78)
Less distributions:
Distributions from net investment income	(0.30)		(0.25)		(0.27)	(0.29)	(0.26)	—
Distributions from net realized gains	—		(0.39)		—	—	—	—

Total distributions	(0.30)		(0.64)		(0.27)	(0.29)	(0.26)	—

Net asset value at end of period	10.48		9.13		9.53	9.96	9.00	6.22

Total return (%)	18.55	[4]	3.13		(1.76)	14.32	51.19	(37.80)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.43	[5,6,7]	0.46	[8,9]	0.54	0.55	0.55	0.56	[5,10]
Gross operating expenses	0.97	[5]	0.92	[9]	0.99	1.07	3.82	5.44	[5]
Net investment income (loss)	2.18	[5]	2.42		2.29	1.77	1.59	3.55	[5]
Portfolio turnover rate	13	[4]	89	[11]	63	63	81	132	[4]
Net assets, end of period ($ x 1,000,000)	116		90		93	74	47	3

* Unaudited.

1 Effective October 19, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Calculated based on the average shares outstanding during the period.
4 Not annualized.
5 Annualized.
6 The ratio of net operating expenses would have been 0.42%, if interest expenses had not been incurred.
7 The ratio of net operating expenses would have been 0.55%, if voluntary waiver by CSIM had not been included. See financial note 4.
8 The ratio of net operating expenses would have been 0.51%, if voluntary waiver by CSIM had not been included.
9 The net operating and gross operating expense ratios would have been 0.50% and 0.97%, respectively, if vendor payments had not been included.
10 The ratio of net operating expenses would have been 0.55%, if interest expenses had not been incurred.
11 Portfolio turnover would have been 48%, if rebalancing trades had not been included due to a change in the fund’s index.

38 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

96.7%		Common Stock	94,108,625	111,781,464
0.5%		Preferred Stock	333,941	493,865
0.9%		Other Investment Companies	937,056	1,094,789
3.2%		Short-Term Investments	3,719,226	3,719,226

101.3%		Total Investments	99,098,848	117,089,344
2.8%		Collateral Invested for Securities on Loan	3,235,192	3,235,192
(4	.1)%	Other Assets and Liabilities, Net		(4,717,877)

100.0%		Net Assets		115,606,659

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 96.7% of net assets

Australia 4.8%
Goodman Fielder Ltd. *	237,979	0.2	191,367
Other Securities		4.6	5,347,795

		4.8	5,539,162

Austria 0.7%
Other Securities		0.7	865,763

Belgium 1.1%
Other Securities		1.1	1,227,198

Canada 7.6%
Atco Ltd., Class I	2,170	0.2	207,835
Superior Plus Corp.	15,800	0.2	203,881
West Fraser Timber Co., Ltd.	2,250	0.2	196,447
Other Securities		7.0	8,140,397

		7.6	8,748,560

Denmark 1.4%
Other Securities		1.4	1,653,945

Finland 1.8%
Other Securities		1.8	2,058,000

France 4.9%
Neopost S.A.	3,040	0.2	200,391
Technicolor - Reg’d *	51,690	0.2	215,440
Teleperformance	5,313	0.2	233,658
Other Securities		4.3	5,055,545

		4.9	5,705,034

Germany 3.1%
Other Securities		3.1	3,605,599

Greece 0.5%
Other Securities		0.5	563,023

Hong Kong 3.0%
New World Development Co., Ltd.	109,000	0.2	190,542
The Link REIT	34,000	0.2	192,739
Other Securities		2.6	3,128,783

		3.0	3,512,064

Ireland 0.9%
Grafton Group plc	32,799	0.2	228,582
Other Securities		0.7	754,802

		0.9	983,384

Israel 1.0%
Other Securities		1.0	1,192,459

Italy 2.9%
Other Securities		2.9	3,313,201

Japan 37.5%
Aiful Corp. *	31,750	0.3	362,746
Air Water, Inc.	12,000	0.2	194,307
Amada Co., Ltd.	28,000	0.2	224,679
Aoyama Trading Co., Ltd.	7,100	0.2	212,464
Chugai Pharmaceutical Co., Ltd.	8,000	0.2	199,178
Daicel Corp.	25,000	0.2	201,770
Haseko Corp. *	139,000	0.2	203,064
Hino Motors Ltd.	19,000	0.3	290,222
Hirose Electric Co., Ltd.	1,300	0.2	186,926
Hitachi Construction Machinery Co., Ltd.	8,500	0.2	202,202
Hokuhoku Financial Group, Inc.	87,000	0.2	203,022
IT Holdings Corp.	12,900	0.2	193,652
K’s Holdings Corp.	6,140	0.2	216,456
Kamigumi Co., Ltd.	20,000	0.2	187,535
Leopalace21 Corp. *	34,700	0.2	192,322
Mitsui Engineering & Shipbuilding Co., Ltd.	112,000	0.2	207,233
NGK Spark Plug Co., Ltd.	13,000	0.2	219,164
Nomura Research Institute Ltd.	7,000	0.2	210,859
Odakyu Electric Railway Co., Ltd.	16,000	0.2	192,688
SBI Holdings, Inc.	13,700	0.2	265,384
Shinsei Bank Ltd.	90,000	0.2	252,603
Sumitomo Forestry Co., Ltd.	16,700	0.2	199,056

See financial notes 39

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Sumitomo Mitsui Trust Holdings, Inc.	49,000	0.2	246,250
Sumitomo Rubber Industries Ltd.	12,300	0.2	227,120
The Daiei, Inc. *	58,600	0.2	230,343
The Yokohama Rubber Co., Ltd.	16,000	0.2	210,105
Tokyo Tatemono Co., Ltd.	25,000	0.2	231,701
Tokyu Land Corp.	25,000	0.3	307,377
TOTO Ltd.	21,000	0.2	217,798
Other Securities		31.4	36,912,409

		37.5	43,400,635

Luxembourg 0.5%
Other Securities		0.5	571,258

Netherlands 1.6%
Other Securities		1.6	1,868,941

New Zealand 0.4%
Other Securities		0.4	413,974

Norway 1.1%
Other Securities		1.1	1,265,019

Portugal 0.5%
Other Securities		0.5	591,608

Republic of Korea 0.0%
Other Securities		0.0	—

Singapore 1.8%
Jardine Cycle & Carriage Ltd.	5,000	0.2	198,172
Other Securities		1.6	1,841,962

		1.8	2,040,134

Spain 2.1%
Gamesa Corp. Tecnologica S.A.	72,453	0.2	283,262
Mapfre S.A.	58,093	0.2	212,769
Other Securities		1.7	1,885,923

		2.1	2,381,954

Sweden 2.3%
Other Securities		2.3	2,661,901

Switzerland 2.7%
Other Securities		2.7	3,114,767

United Kingdom 12.5%
Ashtead Group plc	24,522	0.2	224,265
Bellway plc	11,095	0.2	232,083
Berendsen plc	15,752	0.2	189,293
Booker Group plc	104,530	0.2	193,346
International Consolidated Airlines Group S.A. *	57,449	0.2	243,409
Invensys plc	35,509	0.2	212,594
Other Securities		11.3	13,208,891

		12.5	14,503,881

Total Common Stock
(Cost $94,108,625)			111,781,464

Preferred Stock 0.5% of net assets

Germany 0.5%
Other Securities		0.5	493,260

United Kingdom 0.0%
Other Securities		0.0	605

Total Preferred Stock
(Cost $333,941)			493,865

Other Investment Companies 0.9% of net assets

Australia 0.0%
Other Securities		0.0	47,599

United States 0.9%
iShares MSCI EAFE Small Cap Index Fund (a)	23,000	0.9	1,047,190

Total Other Investment Companies
(Cost $937,056)			1,094,789

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 3.2% of net assets

Time Deposits 3.1%
Bank of Tokyo-Mitsubishi UFJ	3,433,129	3.0	3,433,129
Other Securities		0.1	109,118

		3.1	3,542,247

U.S. Treasury Obligation 0.1%
Other Securities		0.1	176,979

Total Short-Term Investments
(Cost $3,719,226)			3,719,226

End of Investments.

40 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 2.8% of net assets

Wells Fargo Advantage Government Money Market Fund	3,235,192	2.8	3,235,192

Total Collateral Invested for Securities on Loan
(Cost $3,235,192)			3,235,192

End of Collateral Invested for Securities on Loan.

At 04/30/13, the tax basis cost of the fund’s investments was $99,772,946 and the unrealized appreciation and depreciation were $22,941,525 and ($5,625,127), respectively, with a net unrealized appreciation of $17,316,398.

At 04/30/13, the values of certain foreign securities held by the fund aggregating $96,271,539 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $21,629 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

MSCI EAFE, e-mini, Long, expires 06/21/13	19	1,653,760	76,178

See financial notes 41

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$2,471,974	$—	$2,471,974
Australia	119,035	5,420,127	—	5,539,162
Austria	224,520	641,243	—	865,763
Belgium	620,391	606,807	—	1,227,198
Canada	8,748,560	—	—	8,748,560
Denmark	194,070	1,459,875	—	1,653,945
France	604,991	5,100,043	—	5,705,034
Germany	138,783	3,466,816	—	3,605,599
Greece	120,731	442,292	—	563,023
Hong Kong	48,246	3,463,818	—	3,512,064
Ireland	362,770	620,614	—	983,384
Israel	144,662	1,047,797	—	1,192,459
Italy	55,778	3,257,423	—	3,313,201
Japan	396,322	43,004,313	—	43,400,635
Luxembourg	224,441	346,817	—	571,258
Netherlands	224,789	1,644,152	—	1,868,941
Norway	123,791	1,141,228	—	1,265,019
Portugal	320,410	271,198	—	591,608
Republic of Korea	—	—	—	—
Singapore	49,395	1,969,110	21,629	2,040,134
Spain	94,104	2,234,075	53,775	2,381,954
Sweden	120,437	2,541,464	—	2,661,901
Switzerland	565,345	2,549,422	—	3,114,767
United Kingdom	2,426,210	12,077,671	—	14,503,881
Preferred Stock[1]	—	493,260	—	493,260
United Kingdom	—	—	605	605
Other Investment Companies[1]	1,094,789	—	—	1,094,789
Short-Term Investments[1]	—	3,719,226	—	3,719,226

Total	$17,022,570	$99,990,765	$76,009	$117,089,344

Other Financial Instruments
Collateral Invested for Securities on Loan	$3,235,192	$—	$—	$3,235,192
Futures Contract[2]	76,178	—	—	76,178

[1]	As categorized in complete schedule of holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

42 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock
Netherlands	$4,930	($490)	$4,828	$—	($9,268)	$—	$—	$—
Singapore	27,299	—	(5,670)	—	—	—	—	21,629
Spain	—	—	(2,956)	45,129	—	11,602	—	53,775
Preferred Stock
United Kingdom	1,108	(9)	(5)	603	(1,092)	—	—	605

Total	$33,337	($499)	($3,803)	$45,732	($10,360)	$11,602	$—	$76,009

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized gains (losses) for Level 3 investments held by the fund at April 30, 2013 was ($8,759).

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013. The transfers in the amount of $1,669,642 and $2,689,990 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

See financial notes 43

 Schwab Fundamental International Small Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments, at value (cost $99,098,848) including securities on loan of $2,935,420		$117,089,344
Foreign currency, at value (cost $15)		15
Collateral invested for securities on loan		3,235,192
Receivables:
Dividends		516,025
Fund shares sold		303,745
Foreign tax reclaims		34,687
Income from securities on loan		15,742
Due from broker for futures		204
Due from investment adviser		46
Interest		3
Prepaid expenses	+	876

Total assets		121,195,879

Liabilities

Collateral held for securities on loan		3,235,192
Payables:
Investments bought		2,184,397
Shareholder service fees		1,414
Fund shares redeemed		72,065
Accrued expenses	+	96,152

Total liabilities		5,589,220

Net Assets

Total assets		121,195,879
Total liabilities	−	5,589,220

Net assets		$115,606,659

Net Assets by Source
Capital received from investors		101,803,080
Net investment income not yet distributed		172,221
Net realized capital losses		(4,432,242)
Net unrealized capital gains		18,063,600

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$115,606,659		11,034,013		$10.48

44 See financial notes

 Schwab Fundamental International Small Company Index Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $104,958)		$1,268,450
Interest		427
Securities on loan	+	59,131

Total investment income		1,328,008

Expenses

Investment adviser and administrator fees		203,596
Shareholder service fees		35,652
Custodian fees		75,056
Index fee		44,631
Portfolio accounting fees		40,867
Professional fees		24,509
Transfer agent fees		23,728
Registration fees		11,126
Shareholder reports		10,271
Trustees’ fees		3,160
Interest expense		477
Other expenses	+	23,004

Total expenses		496,077
Expense reduction by CSIM and its affiliates	−	279,280

Net expenses	−	216,797

Net investment income		1,111,211

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,005,415
Net realized gains on futures contracts		154,750
Net realized losses on foreign currency transactions	+	(15,660)

Net realized gains		1,144,505
Net unrealized gains on investments		15,324,607
Net unrealized gains on futures contracts		76,179
Net unrealized gains on foreign currency translations	+	1,970

Net unrealized gains	+	15,402,756

Net realized and unrealized gains		16,547,261

Increase in net assets resulting from operations		$17,658,472

See financial notes 45

 Schwab Fundamental International Small Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$1,111,211	$2,224,158
Net realized gains (losses)		1,144,505	(3,921,600)
Net unrealized gains	+	15,402,756	3,995,812

Increase in net assets from operations		17,658,472	2,298,370

Distributions to Shareholders

Distributions from net investment income		(3,109,770)	(2,493,429)
Distributions from net realized gains	+	—	(3,900,690)

Total distributions		($3,109,770)	($6,394,119)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,308,937	$22,012,555	3,585,058	$31,904,834
Shares reinvested		227,023	2,068,185	531,718	4,487,698
Shares redeemed	+	(1,399,893)	(13,362,145)	(3,924,070)	(34,465,493)

Net transactions in fund shares		1,136,067	$10,718,595	192,706	$1,927,039

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,897,946	$90,339,362	9,705,240	$92,508,072
Total increase or decrease	+	1,136,067	25,267,297	192,706	(2,168,710)

End of period		11,034,013	$115,606,659	9,897,946	$90,339,362

Net investment income not yet distributed			$172,221		$2,170,780

46 See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	1/31/08[2]–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	8.86		9.17	10.81	8.91	5.74	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06		0.25	0.24	0.17	0.05	0.16
Net realized and unrealized gains (losses)	0.21		(0.17)	(1.37)	1.81	3.27	(4.42)

Total from investment operations	0.27		0.08	(1.13)	1.98	3.32	(4.26)
Less distributions:
Distributions from net investment income	(0.24)		(0.22)	(0.15)	(0.08)	(0.15)	—
Distributions from net realized gains	—		(0.17)	(0.36)	—	—	—

Total distributions	(0.24)		(0.39)	(0.51)	(0.08)	(0.15)	—

Net asset value at end of period	8.89		8.86	9.17	10.81	8.91	5.74

Total return (%)	3.05	[3]	1.18	(10.99)	22.36	59.55	(42.60)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.51	[4,5]	0.56 [6]	0.61 [7]	0.61 [7]	0.61 [7]	0.61	[4,7]
Gross operating expenses	0.88	[4]	0.91	0.91	0.98	1.70	4.06	[4]
Net investment income (loss)	1.28	[4]	2.75	2.51	2.31	1.56	2.31	[4]
Portfolio turnover rate	12	[3]	86 [8]	56	91	103	159	[3]
Net assets, end of period ($ x 1,000,000)	325		314	310	294	119	6

* Unaudited.

1 Effective October 19, 2009, the Investor Share class, the Select Share and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.60%, if voluntary waiver by CSIM had not been included. See financial note 4.
6 The ratio of net operating expenses would have been 0.60%, if voluntary waiver by CSIM had not been included.
7 The ratio of net operating expenses would have been 0.60%, if interest expenses had not been incurred.
8 Portfolio turnover would have been 51%, if rebalancing trades had not been included due to a change in the fund’s index.

See financial notes 47

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

90.0%	Common Stock	286,472,038	292,368,067
8.7%	Preferred Stock	32,364,495	28,157,895
0.7%	Other Investment Company	2,399,360	2,380,950
0.4%	Short-Term Investments	1,212,180	1,212,180

99.8%	Total Investments	322,448,073	324,119,092
0.1%	Collateral Invested for Securities on Loan	284,700	284,700
0.1%	Other Assets and Liabilities, Net		203,046

100.0%	Net Assets		324,606,838

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 90.0% of net assets

Brazil 5.8%
Banco do Brasil S.A.	191,500	0.7	2,405,296
Petroleo Brasileiro S.A. - Petrobras	633,300	1.9	6,071,070
Vale S.A.	165,800	0.9	2,838,261
Other Securities		2.3	7,423,713

		5.8	18,738,340

Chile 0.8%
Other Securities		0.8	2,470,360

China 11.0%
Bank of China Ltd., Class H	7,054,234	1.0	3,305,149
China Construction Bank Corp., Class H	6,560,000	1.7	5,505,877
China Mobile Ltd.	551,500	1.9	6,065,735
China Petroleum & Chemical Corp., Class H	3,228,000	1.1	3,562,304
CNOOC Ltd.	1,245,000	0.7	2,331,971
Industrial & Commercial Bank of China Ltd., Class H	4,383,172	1.0	3,089,718
PetroChina Co., Ltd., Class H	2,635,000	1.0	3,358,646
Other Securities		2.6	8,621,781

		11.0	35,841,181

Colombia 0.2%
Other Securities		0.2	763,152

Czech Republic 0.6%
Other Securities		0.6	2,068,381

Egypt 0.3%
Other Securities		0.3	891,281

Hungary 0.7%
Other Securities		0.7	2,432,147

India 3.1%
Oil & Natural Gas Corp., Ltd.	278,294	0.5	1,690,714
Reliance Industries Ltd.	192,625	0.9	2,821,869
Other Securities		1.7	5,441,775

		3.1	9,954,358

Indonesia 0.8%
Other Securities		0.8	2,464,288

Malaysia 1.6%
Other Securities		1.6	5,241,311

Mexico 4.1%
America Movil S.A.B. de C.V., Series L	3,305,100	1.1	3,557,617
Cemex S.A.B. de C.V., Series CPO *	2,975,128	1.0	3,354,348
Other Securities		2.0	6,485,650

		4.1	13,397,615

Poland 2.1%
Polski Koncern Naftowy Orlen S.A. *	130,723	0.6	2,029,757
Other Securities		1.5	4,893,871

		2.1	6,923,628

Republic of Korea 20.8%
Hyundai Motor Co.	16,832	0.9	3,056,406
Korea Electric Power Corp. *	81,620	0.7	2,353,286
KT Corp.	54,780	0.6	1,792,340
LG Corp.	75,268	1.4	4,489,899
LG Display Co., Ltd. *	68,050	0.6	1,862,084
LG Electronics, Inc.	46,240	1.1	3,706,271
POSCO	15,782	1.4	4,536,174
Samsung Electronics Co., Ltd.	10,273	4.4	14,207,756
Shinhan Financial Group Co., Ltd.	55,190	0.6	1,911,621
SK Holdings Co., Ltd.	17,393	0.8	2,510,332
SK Innovation Co., Ltd.	13,026	0.5	1,781,104
SK Telecom Co., Ltd.	11,432	0.6	2,012,315
Other Securities		7.2	23,197,801

		20.8	67,417,389

Russia 14.7%
Gazprom ADR	1,493,970	3.7	11,897,920
LUKOIL ADR	239,505	4.7	15,228,667

48 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Mining & Metallurgical Co. Norilsk Nickel OJSC ADR	155,278	0.7	2,396,822
Mobile TeleSystems ADR	101,551	0.6	2,102,106
Rosneft Oil Co. GDR - Reg’d	273,215	0.6	1,873,854
Sberbank of Russia ADR *	181,254	0.7	2,339,395
Surgutneftegas ADR	719,007	1.9	6,134,276
Tatneft ADR	53,812	0.6	2,041,688
Other Securities		1.2	3,796,267

		14.7	47,810,995

South Africa 6.5%
MTN Group Ltd.	172,821	1.0	3,118,725
Sasol Ltd.	87,533	1.2	3,791,624
Other Securities		4.3	14,356,496

		6.5	21,266,845

Taiwan 13.7%
Asustek Computer, Inc.	178,041	0.6	2,073,706
AU Optronics Corp. *	4,387,800	0.6	2,068,121
China Steel Corp.	2,062,544	0.6	1,819,700
Chunghwa Telecom Co., Ltd.	558,906	0.5	1,784,081
Hon Hai Precision Industry Co., Ltd.	1,428,546	1.1	3,692,472
Nan Ya Plastics Corp.	922,160	0.6	1,839,970
Taiwan Semiconductor Manufacturing Co., Ltd.	1,750,689	2.0	6,497,562
Other Securities		7.7	24,621,917

		13.7	44,397,529

Thailand 1.1%
PTT PCL	156,887	0.5	1,742,595
Other Securities		0.6	1,756,097

		1.1	3,498,692

Turkey 1.9%
Other Securities		1.9	6,076,718

United Arab Emirates 0.2%
Other Securities		0.2	713,857

Total Common Stock
(Cost $286,472,038)			292,368,067

Preferred Stock 8.7% of net assets

Brazil 7.9%
Banco Bradesco S.A.	170,176	0.9	2,798,342
Itau Unibanco Holding S.A.	230,300	1.2	3,872,194
Petroleo Brasileiro S.A.	680,200	2.1	6,830,048
Vale S.A., Class A	222,000	1.1	3,621,682
Other Securities		2.6	8,528,369

		7.9	25,650,635

Colombia 0.1%
Other Securities		0.1	301,443

Republic of Korea 0.7%
Other Securities		0.7	2,205,817

Total Preferred Stock
(Cost $32,364,495)			28,157,895

Other Investment Company 0.7% of net assets

United States 0.7%
iShares MSCI Emerging Markets Index Fund	55,000	0.7	2,380,950

Total Other Investment Company
(Cost $2,399,360)			2,380,950

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.4% of net assets

Time Deposit 0.4%
Other Securities		0.4	1,102,183

U.S. Treasury Bill 0.0%
Other Securities		0.0	109,997

Total Short-Term Investments
(Cost $1,212,180)			1,212,180

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Wells Fargo Advantage Government Money Market Fund	284,700	0.1	284,700

Total Collateral Invested for Securities on Loan
(Cost $284,700)			284,700

End of Collateral Invested for Securities on Loan.

At 04/30/13, the tax basis cost of the fund’s investments was $326,654,343 and the unrealized appreciation and depreciation were $33,126,002 and ($35,661,253), respectively, with a net unrealized depreciation of ($2,535,251).

See financial notes 49

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/13, the values of certain foreign securities held by the fund aggregating $247,229,568 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg’d —	Registered

In additional to the above the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

MSCI Emerging Markets, Mini, Long, expires 06/21/13	22	1,143,890	57,582

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$99,740,629	$—	$99,740,629
Brazil	18,738,340	—	—	18,738,340
Chile	2,470,360	—	—	2,470,360
Colombia	763,152	—	—	763,152
Czech Republic	1,330,161	738,220	—	2,068,381
India	480,296	9,474,062	—	9,954,358
Malaysia	640,265	4,601,046	—	5,241,311
Mexico	13,397,615	—	—	13,397,615
Republic of Korea	938,956	66,478,433	—	67,417,389
Russia	2,102,106	45,708,889	—	47,810,995
South Africa	2,984,373	18,282,472	—	21,266,845
Thailand	3,498,692	—	—	3,498,692
Preferred Stock[1]	—	2,205,817	—	2,205,817
Brazil	25,650,635	—	—	25,650,635
Colombia	301,443	—	—	301,443
Other Investment Company[1]	2,380,950	—	—	2,380,950
Short-Term Investments[1]	—	1,212,180	—	1,212,180

Total	$75,677,344	$248,441,748	$—	$324,119,092

Other Financial Instruments
Collateral Invested for Securities on Loan	$284,700	$—	$—	$284,700
Futures Contract[2]	57,582	—	—	57,582

[1]	As categorized in complete schedule of holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $1,652,638 and $4,249,385 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended April 30, 2013. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

50 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments, at value (cost $322,448,073) including securities on loan of $265,548		$324,119,092
Foreign currency, at value (cost $218,496)		218,683
Collateral invested for securities on loan		284,700
Receivables:
Dividends		585,755
Fund shares sold		449,051
Due from broker for futures		15,070
Income from securities on loan		34
Interest		1
Prepaid expenses	+	2,744

Total assets		325,675,130

Liabilities

Collateral held for securities on loan		284,700
Payables:
Investment adviser and administrator fees		6,603
Fund shares redeemed		504,862
Foreign capital gains tax		14,779
Accrued expenses	+	257,348

Total liabilities		1,068,292

Net Assets

Total assets		325,675,130
Total liabilities	−	1,068,292

Net assets		$324,606,838

Net Assets by Source
Capital received from investors		336,429,140
Net investment income not yet distributed		919,384
Net realized capital losses		(14,456,217)
Net unrealized capital gains		1,714,531

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$324,606,838		36,526,198		$8.89

See financial notes 51

 Schwab Fundamental Emerging Markets Large Company Index Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $475,249)		$2,928,470
Interest		717
Securities on loan	+	89

Total investment income		2,929,276

Expenses

Investment adviser and administrator fees		820,066
Shareholder service fees		115,942
Index fee		171,830
Custodian fees		153,245
Transfer agent fees		47,845
Portfolio accounting fees		36,593
Professional fees		26,414
Shareholder reports		20,142
Registration fees		16,345
Trustees’ fees		3,843
Interest expense		1,413
Other expenses	+	22,842

Total expenses		1,436,520
Expense reduction by CSIM and its affiliates	−	606,625

Net expenses	−	829,895

Net investment income		2,099,381

Realized and Unrealized Gains (Losses)

Net realized gains on investments (net of foreign capital gain tax of $4,943)		899,330
Net realized losses on futures contracts		(260,378)
Net realized losses on foreign currency transactions	+	(36,014)

Net realized gains		602,938
Net unrealized gains on investments (net of foreign capital gain tax of ($14,779))		6,257,383
Net unrealized gains on futures contracts		57,582
Net unrealized gains on foreign currency translations	+	1,613

Net unrealized gains	+	6,316,578

Net realized and unrealized gains		6,919,516

Increase in net assets resulting from operations		$9,018,897

52 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$2,099,381	$8,746,795
Net realized gains (losses)		602,938	(10,496,285)
Net unrealized gains	+	6,316,578	1,914,953

Increase in net assets from operations		9,018,897	165,463

Distributions to Shareholders

Distributions from net investment income		(8,681,589)	(7,541,071)
Distributions from net realized gains	+	—	(5,755,205)

Total distributions		($8,681,589)	($13,296,276)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,242,767	$65,730,641	17,148,007	$151,059,085
Shares reinvested		618,303	5,583,275	938,276	7,843,989
Shares redeemed	+	(6,814,982)	(61,250,123)	(16,432,968)	(141,900,887)

Net transactions in fund shares		1,046,088	$10,063,793	1,653,315	$17,002,187

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,480,110	$314,205,737	33,826,795	$310,334,363
Total increase	+	1,046,088	10,401,101	1,653,315	3,871,374

End of period		36,526,198	$324,606,838	35,480,110	$314,205,737

Net investment income not yet distributed			$919,384		$7,501,592

See financial notes 53

 Schwab Fundamental Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Large-Cap Growth Fund
Schwab Fundamental US Large Company Index Fund	Schwab Small-Cap Equity Fund
Schwab Fundamental US Small Company Index Fund	Schwab Hedged Equity Fund
Schwab Fundamental International Large Company Index Fund	Schwab Financial Services Fund
Schwab Fundamental International Small Company Index Fund	Schwab Health Care Fund
Schwab Fundamental Emerging Markets Large Company Index Fund	Schwab International Core Equity Fund
Schwab S&P 500 Index Fund	Schwab Target 2010 Fund
Schwab Small-Cap Index Fund	Schwab Target 2015 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2020 Fund
Schwab International Index Fund	Schwab Target 2025 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2030 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2035 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2040 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2045 Fund
Laudus Small-Cap MarketMasters Fund	Schwab Target 2050 Fund
Laudus International MarketMasters Fund	Schwab Target 2055 Fund
Schwab Balanced Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Dividend Equity Fund	Schwab Monthly Income Fund - Maximum Payout

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a

54

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Futures and forward foreign currency exchange contracts: Futures and forwards are valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s forward exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values. Exchange trade funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 55

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of April 30, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Foreign Currency Exchange Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized gains or losses until the contracts settle, at which time the gains or losses are realized.

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to have a value of at least 102% of the prior day’s market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

If applicable, the value of the securities on loan as of April 30, 2013 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities and the complete Portfolio Holdings.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the

56

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2013, if any, are reflected in the funds’ Statements of Assets and Liabilities.

 57

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

(l) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU No. 2011-11 may have on the funds’ financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that the investors could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

As an index fund, each fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error”. Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Each fund invests in companies measured by its respective index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of the index.

If a fund uses a sampling method, the fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in its index.

To the extent that a fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, or asset class.

Although certain indices encompass stocks from many different sectors of the economy, their performance may primarily reflect that of large company stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments — bonds or small company stocks, for instance — a fund’s large-cap holdings could reduce performance.

Historically, small-cap stocks have been riskier than large-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

58

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

A fund may purchase shares of exchange-traded funds (“ETF”) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

 59

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

					Schwab
			Schwab	Schwab	Fundamental
	Schwab	Schwab	Fundamental	Fundamental	Emerging
	Fundamental	Fundamental	International	International	Markets
	US Large	US Small	Large	Small	Large
	Company	Company	Company	Company	Company
% of Average Daily Net Assets	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

First $500 million	0.30%	0.30%	0.30%	0.40%	0.50%
$500 million to $5 billion	0.22%	0.22%	0.22%	0.38%	0.48%
$5 billion to $10 billion	0.20%	0.20%	0.20%	0.36%	0.46%
over $10 billion	0.18%	0.18%	0.18%	0.34%	0.44%

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.10%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

Schwab
		Schwab	Schwab	Fundamental
Schwab	Schwab	Fundamental	Fundamental	Emerging
Fundamental	Fundamental	International	International	Markets
US Large	US Small	Large	Small	Large
Company	Company	Company	Company	Company
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.35%	0.35%	0.35%	0.55%	0.60%

Subsequent to the reporting period ended April 30, 2013, and effective June 11, 2013, the expense limitations of the Schwab Fundamental International Small Company Index Fund and the Schwab Fundamental Emerging Markets Large Company Index Fund have been reduced to 0.49%.

In addition to the contractual expense limitation agreements noted above, to further help offset the costs of a change in the comparative index for certain funds, CSIM agreed to voluntarily waive the net operating expenses to 0.00% (excluding interest, taxes, and certain non-routine expenses) as follows: (1) from November 1, 2012 through November 15, 2012 for Schwab Fundamental International Large Company Index Fund; (2) from November 1, 2012 through December 15, 2012 for Schwab Fundamental International Small Company Index Fund; and (3) from November 1, 2012 through November 30, 2012 for Schwab Fundamental Emerging Markets Large Company Index Fund.

CSIM has a licensing agreement with the Frank Russell Company to use certain Russell indices and trademarks in connection with the offering and operation of certain registered investment companies. The funds have entered into a sub-license agreement with CSIM pursuant to which CSIM has agreed to sub-license certain Russell indices and trademarks to the funds. Under the sub-license agreement, each fund pays its pro rata share of licensing fees.

60

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the Schwab Fundamental US Large Company Index Fund during the report period:

	Balance			Balance		Realized	Dividends
	of Shares			of Shares	Market	Gains (Losses)	Received
	Held at	Gross	Gross	Held at	Value at	11/01/12	11/01/12
Fund	10/31/12	Additions	Sales	04/30/13	04/30/13	to 04/30/13	to 04/30/13

Schwab Fundamental US Large Company Index Fund	145,215	14,800	(11,300)	148,715	$2,522,206	($51,082)	$16,748

Certain other related parties may own shares of Schwab funds in this report. As of April 30, 2013, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab Fundamental International Large Company Index Fund was 11.92%.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:

Certain funds entered into equity index futures contracts (“futures”) during the report period. The funds invested in futures to equitize available cash. The fair value and due to brokers for futures contracts held at April 30, 2013 are presented on the face of the Portfolio Holdings and Statement of Assets, respectively. The net realized/unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:

	Contract Values	Number of Contracts

Schwab Fundamental US Large Company Index Fund	$35,057,650	462
Schwab Fundamental US Small Company Index Fund	10,302,110	116
Schwab Fundamental International Large Company Index Fund	6,738,121	80
Schwab Fundamental International Small Company Index Fund	1,659,298	20
Schwab Fundamental Emerging Markets Large Company Index Fund	3,664,121	69

 61

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Fundamental US Large Company Index Fund	$415,124,310	$98,247,427
Schwab Fundamental US Small Company Index Fund	81,989,437	75,714,665
Schwab Fundamental International Large Company Index Fund	53,657,152	42,034,959
Schwab Fundamental International Small Company Index Fund	19,890,124	12,663,320
Schwab Fundamental Emerging Markets Large Company Index Fund	40,147,742	38,229,852

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/12-4/30/13)	(11/1/11-10/31/12)

Schwab Fundamental US Large Company Index Fund	$12,854	$30,160
Schwab Fundamental US Small Company Index Fund	4,383	6,059
Schwab Fundamental International Large Company Index Fund	2,053	6,070
Schwab Fundamental International Small Company Index Fund	967	850
Schwab Fundamental Emerging Markets Large Company Index Fund	2,146	9,049

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2012, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

			Schwab	Schwab	Schwab
	Schwab	Schwab	Fundamental	Fundamental	Fundamental
	Fundamental	Fundamental	International	International	Emerging
	US Large	US Small	Large	Small	Markets Large
	Company	Company	Company	Company	Company
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2016	$255,601	$—	$6,761,375	$—	$—
October 31, 2017	63,611,979	—	58,777,944	—	—
October 31, 2018	—	—	20,948,477	—	—
No expiration*	—	—	16,313,694	4,810,006	10,852,615

Total	$63,867,580	$—	$102,801,490	$4,810,006	$10,852,615

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

62

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):

For the year ended October 31, 2012, the funds had capital losses utilized as follows:

			Schwab	Schwab	Schwab
	Schwab	Schwab	Fundamental	Fundamental	Fundamental
	Fundamental	Fundamental	International	International	Emerging
	US Large	US Small	Large	Small	Markets Large
	Company	Company	Company	Company	Company
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital losses utilized	$40,159,384	$—	$—	$—	$—

As of October 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2012, the funds did not incur any interest or penalties.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 63

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 94 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	77	Director,WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	77	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	77	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

64

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	94	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

 65

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab. In addition to their employment with Schwab, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

66

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

FTSE EPRA/NAREIT Global Index An index that is designed to provide a diverse representation of publicly traded equity REITs and listed property companies worldwide.

FTSE RAFI Developed ex US 1000 Index An index that is designed to track the performance of the largest listed companies domiciled in developed international markets (excluding the U.S.), selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

FTSE RAFI Developed ex US Mid Small 1500 Index An index that is designed to track the performance of small and mid capitalization equities of companies domiciled in developed international markets (excluding the U.S.), selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

FTSE RAFI Emerging Index An index that is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

FTSE RAFI US 1000 Index An index that is designed to track the performance of the largest listed U.S. companies, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

FTSE RAFI US Mid Small 1500 Index An index that is designed to track the performance of small and medium-sized listed U.S. companies, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

Russell Fundamental Developed ex-U.S. Large Company Index An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Developed ex-U.S. Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex-U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.

Russell Fundamental Developed ex-U.S. Small Company Index An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell Developed ex-U.S. Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex-U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.

 67

Russell Fundamental Emerging Markets Large Company Index An index that ranks companies in the Russell Emerging Markets Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Emerging Markets Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Emerging Markets Index measures the performance of the investable securities in emerging countries globally.

Russell Fundamental U.S. Large Company Index An index that ranks companies in the Russell 3000 Index by fundamental measures of size, and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Russell Fundamental U.S. Small Company Index An index that ranks companies in the Russell 3000 Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

68

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR37675-06
00098637

Semiannual report dated April 30, 2013, enclosed.

COMMAND PERFORMANCETM

Laudus MarketMasters Fundstm

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This wrapper is not part of the shareholder report.

Semiannual Report April 30, 2013

COMMAND PERFORMANCETM

Laudus MarketMasters Fundstm

Laudus Small-Cap MarketMasters Fundtm

Laudus International MarketMasters Fundtm

This page is intentionally left blank.

Two distinct Funds, each combining the expertise of leading
investment managers with CSIM’s overall supervision.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com/prospectus.

Total Return for the Six Months Ended April 30, 2013

Laudus Small-Cap MarketMasters Fundtm

Investor Shares (Ticker Symbol: SWOSX)	13.93%
Select Shares® (Ticker Symbol: SWMSX)	14.03%
Russell 2000® Index*	16.58%
Fund Category: Morningstar Small-Cap Growth	13.82%

Performance Details	pages 6-7

Laudus International MarketMasters Fundtm

Investor Shares[1] (Ticker Symbol: SWOIX)	16.59%
Select Shares®[1] (Ticker Symbol: SWMIX)	16.72%
MSCI EAFE Index® (Gross)**	17.18%
Fund Category: Morningstar Foreign Large-Cap Growth	12.05%

Performance Details	pages 8-9

Minimum Initial Investment[2]

Investor Shares	$100
Select Shares®	$50,000

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Small-company stocks are subject to greater volatility than other asset categories.

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

*	The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
**	The MSCI EAFE Index® is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.
[2]	Please see the funds’ prospectus for further detail and eligibility requirements.

2 Laudus MarketMasters Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Laudus MarketMasters Funds. The funds combine complementary strategies from leading investment managers, providing diversification across multiple investment styles.

For the six months ended April 30, 2013, the returns of the funds reflected an environment that included a strong performance by small-cap U.S. stocks and by stocks in developed international markets. The backdrop for these performances included efforts undertaken by the Federal Reserve and many central banks around the world to stimulate faster economic growth by keeping interest rates low. This was particularly the case in Japan, where aggressive central bank policies helped fuel a rally by equities, while the yen depreciated sharply versus the U.S. dollar. In general, stocks benefited from these policies and from reduced concerns regarding the euro zone’s sovereign debt crisis and U.S. fiscal cliff. Stocks were also supported by some signs of improvement in the U.S. housing market.

Amid this environment, small-cap stocks generally outperformed large-cap stocks, while many major U.S. stock market indices finished at or near record highs. Globally, shares of companies in the Health Care and Financials sectors generated some of the highest overall returns, while shares of companies in the Information Technology and Materials sectors generally underperformed by comparison. Reflecting this backdrop, the Russell 2000 Index returned 16.6% for the report period and the MSCI EAFE Index (gross) returned 17.2%.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

14.42%	S&P 500® Index: measures U.S. large-cap stocks

16.58%	Russell 2000® Index: measures U.S. small-cap stocks

17.18%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.90%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.04%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Laudus MarketMasters Funds 3

From the President continued

For the six months ended April 30, 2013, the returns of the funds reflected an environment that included a strong performance by small-cap U.S. stocks and by stocks in developed international markets.

For more information about the Laudus MarketMasters Funds, please continue reading this report. In addition, you can find answers to frequently asked questions and more details about the funds by visiting www.laudus.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

4 Laudus MarketMasters Funds

Fund Management

Omar Aguilar, Senior Vice President and Chief Investment Officer of Equities of the investment adviser, manages the funds. Prior to joining the firm in April 2011, he was head of the portfolio management group and Vice President of Portfolio Management at a large retirement asset planning and management firm. From 2004 to 2009, he was Senior Vice President, Head of Quantitative Equity and Senior Portfolio Manager at a large banking and asset management firm. He has over 16 years of quantitative investment experience.

Laudus MarketMasters Funds 5

Laudus Small-Cap MarketMasters Fund™

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (9/16/97)	13.93%	14.10%	5.35%	9.76%	5.71%
Select Shares® (6/9/04)	14.03%	14.29%	5.50%	n/a	5.78%
Russell 2000® Index	16.58%	17.69%	7.27%	10.47%	(9/16/97) 6.40%
					(6/9/04) 7.12%
Fund Category: Morningstar Small-Cap Growth	13.82%	11.51%	6.80%	9.98%	(9/16/97) 6.81%
					(6/9/04) 7.26%

Fund Expense Ratios3: Investor Shares: Net 1.36%; Gross 1.60% / Select Shares: Net 1.21%; Gross 1.52%

 Investment Managers and Allocations4

		% of
Investment Managers	Investment Style	Net Assets

TAMRO Capital Partners LLC	Small-Cap Blend	39.6%

BMO Asset Management Corp.[5]	Small-Cap Growth	18.7%

Mellon Capital Management Corp.	Small-Cap Blend	10.0%

Wellington Management Company, LLP	Small-Cap Value	30.1%

Cash and other assets	—	1.6%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the fund originally used a multi-fund strategy, performance of the Investor Shares prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes acquired fund fees and expenses incurred indirectly by the fund through its investments in other investment companies. The annualized weighted average expense ratio of these investment companies was 0.01%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	For more information about each of the investment manager’s investment styles, refer to the fund’s prospectus.
[5]	On February 28, 2013, the fund’s Board of Trustees approved BMO Asset Management Corporation (BMO) as an additional new investment manager to the fund, replacing Neuberger Berman Management LLC. BMO began managing its portion of the fund’s assets on or around March 14, 2013.

6 Laudus MarketMasters Funds

 Laudus Small-Cap MarketMasters Fundtm

Performance and Fund Facts as of 04/30/13 continued

 Statistics

Number of Holdings	1,396
Weighted Average Market Cap ($ x 1,000,000)	$1,820
Price/Earnings Ratio (P/E)	23.6
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate[1]	64%

 Sector Weightings % of Investments

Financials	19.2%
Industrials	18.1%
Consumer Discretionary	16.5%
Health Care	12.5%
Information Technology	12.2%
Energy	6.5%
Consumer Staples	4.7%
Materials	3.3%
Utilities	2.5%
Telecommunication Services	0.4%
Other	4.1%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Unit Corp.	1.1%
Redwood Trust, Inc.	1.1%
Bank of the Ozarks, Inc.	1.1%
LaSalle Hotel Properties	1.0%
Colfax Corp.	1.0%
Chico’s FAS, Inc.	0.9%
Belden, Inc.	0.9%
athenahealth, Inc.	0.9%
The Advisory Board Co.	0.9%
Glacier Bancorp, Inc.	0.9%
Total	9.8%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Laudus MarketMasters Funds 7

Laudus International MarketMasters Fund™

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (10/16/96)	16.59%	19.28%	3.00%	12.50%	9.21%
Select Shares® (4/2/04)	16.72%	19.48%	3.15%	n/a	8.84%
MSCI EAFE Index® (Gross)*	17.18%	19.96%	-0.44%	9.72%	(10/16/96) 5.22%
					(4/2/04) 6.26%
Fund Category: Morningstar Foreign Large-Cap Growth	12.05%	12.06%	0.03%	9.63%	(10/16/96) 6.20%
					(4/2/04) 6.31%

Fund Expense Ratios3: Investor Shares: Net 1.40%; Gross 1.62% / Select Shares: Net 1.25%; Gross 1.47%

 Investment Managers and Allocations4

		% of
Investment Managers	Investment Style	Net Assets

American Century Investment Management, Inc.	International Small/Mid-Cap Growth	18.1%

WHV Investment Management/Hirayama Investments, LLC	International Large-Cap Growth	5.6%

Harris Associates L.P.	International Large-Cap Value	23.2%

William Blair & Company, LLC	International Multi-Cap Growth	20.1%

Mondrian Investment Partners Limited	International Small-Cap Value	22.0%

Mellon Capital Management Corp.	International Blend	9.4%

Cash and other assets	—	1.6%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the fund originally used a multi-fund strategy, performance of the Investor Shares prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

*	The MSCI EAFE Index® is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	For more information about each of the investment manager’s investment styles, refer to the fund’s prospectus.

8 Laudus MarketMasters Funds

 Laudus International MarketMasters Fundtm

Performance and Fund Facts as of 04/30/13 continued

 Statistics

Number of Holdings	1,233
Weighted Average Market Cap ($ x 1,000,000)	$26,704
Price/Earnings Ratio (P/E)	19.3
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate[1]	33%

 Sector Weightings % of Investments

Industrials	20.4%
Financials	19.7%
Consumer Discretionary	16.0%
Information Technology	9.7%
Materials	9.6%
Consumer Staples	7.0%
Health Care	6.0%
Energy	4.7%
Telecommunication Services	2.1%
Utilities	1.0%
Other	3.8%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Credit Suisse Group AG – Reg’d	1.4%
Rotork plc	1.0%
BNP Paribas S.A.	1.0%
Daimler AG – Reg’d	1.0%
Symrise AG	0.9%
Intesa Sanpaolo S.p.A.	0.9%
Lloyds Banking Group plc	0.8%
Allianz SE – Reg’d	0.8%
Honda Motor Co., Ltd.	0.8%
Croda International plc	0.7%
Total	9.3%

 Country Weightings % of Investments

United Kingdom	19.7%
Japan	15.9%
Switzerland	7.6%
Germany	7.5%
France	6.9%
Australia	5.6%
Canada	3.7%
Singapore	3.7%
United States	3.8%
Netherlands	3.1%
Hong Kong	2.9%
Other Countries	19.6%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Laudus MarketMasters Funds 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2012 and held through April 30, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/12	at 4/30/13	11/1/12–4/30/13

Laudus Small-Cap MarketMasters Fundtm
Investor Shares
Actual Return	1.35%	$1,000	$1,139.30	$7.16
Hypothetical 5% Return	1.35%	$1,000	$1,018.10	$6.76
Select Shares
Actual Return	1.20%	$1,000	$1,140.30	$6.37
Hypothetical 5% Return	1.20%	$1,000	$1,018.84	$6.01

Laudus International MarketMasters Fundtm
Investor Shares
Actual Return	1.40%	$1,000	$1,165.90	$7.52
Hypothetical 5% Return	1.40%	$1,000	$1,017.85	$7.00
Select Shares
Actual Return	1.25%	$1,000	$1,167.20	$6.72
Hypothetical 5% Return	1.25%	$1,000	$1,018.60	$6.26

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

10 Laudus MarketMasters Funds

Laudus Small-Cap MarketMasters Fund™

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
Investor Shares	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	13.14		11.99	11.52	9.40	8.78	13.74

Income (loss) from investment operations:
Net investment income (loss)	0.01	[1]	(0.10)[1]	(0.09)[1]	(0.08)[1]	(0.05)[1]	(0.04)[1]
Net realized and unrealized gains (losses)	1.82		1.25	0.56	2.20	0.67	(4.59)

Total from investment operations	1.83		1.15	0.47	2.12	0.62	(4.63)
Less distributions:
Distributions from net investment income	—		—	—	—	(0.00)[2]	—
Distributions from net realized gains	—		—	—	—	—	(0.33)

Total distributions	—		—	—	—	(0.00)[2]	(0.33)

Net asset value at end of period	14.97		13.14	11.99	11.52	9.40	8.78

Total return (%)	13.93	[3]	9.59	4.08	22.55	7.10	(34.34)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.35	[4]	1.42 [5]	1.46	1.46	1.48 [6]	1.48
Gross operating expenses	1.58	[4]	1.59	1.51	1.50	1.50	1.48
Net investment income (loss)	0.14	[4]	(0.79)	(0.70)	(0.72)	(0.64)	(0.38)
Portfolio turnover rate	64	[3]	144	95	78	129	134
Net assets, end of period ($ x 1,000,000)	69		65	62	68	64	64

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
Select Shares	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	13.33		12.14	11.64	9.49	8.86	13.85

Income (loss) from investment operations:
Net investment income (loss)	0.02	[1]	(0.08)[1]	(0.07)[1]	(0.06)[1]	(0.04)[1]	(0.04)[1]
Net realized and unrealized gains (losses)	1.85		1.27	0.57	2.21	0.68	(4.62)

Total from investment operations	1.87		1.19	0.50	2.15	0.64	(4.66)
Less distributions:
Distributions from net investment income	—		—	—	—	(0.01)	—
Distributions from net realized gains	—		—	—	—	—	(0.33)

Total distributions	—		—	—	—	(0.01)	(0.33)

Net asset value at end of period	15.20		13.33	12.14	11.64	9.49	8.86

Total return (%)	14.03	[3]	9.80	4.30	22.66	7.29	(34.28)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.20	[4]	1.27 [5]	1.31	1.32 [7]	1.33 [6]	1.37
Gross operating expenses	1.51	[4]	1.51	1.45	1.45	1.45	1.44
Net investment income (loss)	0.28	[4]	(0.60)	(0.54)	(0.58)	(0.48)	(0.31)
Portfolio turnover rate	64	[3]	144	95	78	129	134
Net assets, end of period ($ x 1,000,000)	102		88	219	337	292	260

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Per share amount was less than $0.01.
3 Not annualized.
4 Annualized.
5 Effective June 6, 2012, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/12 is a blended ratio.
6 Effective February 28, 2009, the operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
7 The ratio of net operating expenses would have been 1.31%, if certain non-routine expense had not been incurred.

See financial notes 11

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

95.8%	Common Stock	136,961,159	163,678,200
3.9%	Other Investment Companies	6,544,288	6,583,222
0.3%	Short-Term Investments	494,942	494,942

100.0%	Total Investments	144,000,389	170,756,364
0.0%	Other Assets and Liabilities, Net		55,699

100.0%	Net Assets		170,812,063

	Number	Value
Security	of Shares	($)

Common Stock 95.8% of net assets

Automobiles & Components 0.1%
American Axle & Manufacturing Holdings, Inc. *	1,028	13,744
Cooper Tire & Rubber Co.	817	20,335
Dana Holding Corp.	2,028	34,983
Dorman Products, Inc.	200	7,548
Drew Industries, Inc.	170	6,137
Fuel Systems Solutions, Inc. *	223	3,503
Gentherm, Inc. *	278	4,234
Modine Manufacturing Co. *	840	7,678
Standard Motor Products, Inc.	198	6,067
Superior Industries International, Inc.	233	4,278
Tenneco, Inc. *	667	25,793
Winnebago Industries, Inc. *	587	10,754

		145,054

Banks 6.5%
1st Source Corp.	167	3,930
Astoria Financial Corp.	570	5,466
Banco Latinoamericano de Comercio Exterior, S.A., Class E	540	12,253
BancorpSouth, Inc.	1,539	24,624
Bank Mutual Corp.	891	4,615
Bank of the Ozarks, Inc.	44,485	1,820,771
Banner Corp.	363	11,859
BBCN Bancorp, Inc.	1,367	17,607
Berkshire Hills Bancorp, Inc.	188	4,862
BofI Holding, Inc. *	193	7,871
Boston Private Financial Holdings, Inc.	1,502	14,479
Brookline Bancorp, Inc.	662	5,561
BSB Bancorp, Inc. *	274	3,767
Cardinal Financial Corp.	710	10,827
Cathay General Bancorp	1,185	23,356
Chemical Financial Corp.	186	4,613
Citizens & Northern Corp.	377	7,299
City Holding Co.	117	4,467
Columbia Banking System, Inc.	860	18,464
Community Bank System, Inc.	576	16,497
Community Trust Bancorp, Inc.	325	11,251
CVB Financial Corp.	989	10,750
Dime Community Bancshares, Inc.	304	4,338
Eagle Bancorp, Inc. *	268	6,199
Enterprise Financial Services Corp.	341	4,904
ESSA Bancorp, Inc.	310	3,339
F.N.B. Corp.	1,926	21,937
Financial Institutions, Inc.	161	3,080
First Busey Corp.	66,409	285,559
First California Financial Group, Inc. *	958	7,731
First Commonwealth Financial Corp.	784	5,606
First Connecticut Bancorp, Inc.	446	6,619
First Financial Bancorp	1,005	15,447
First Financial Bankshares, Inc.	484	23,914
First Financial Corp.	124	3,830
First Midwest Bancorp, Inc.	55,325	694,329
First Niagara Financial Group, Inc.	53,300	506,883
Firstmerit Corp.	63,974	1,095,875
Flushing Financial Corp.	25,222	382,870
Fox Chase Bancorp, Inc.	185	3,128
Franklin Financial Corp.	185	3,363
Glacier Bancorp, Inc.	85,077	1,569,671
Great Southern Bancorp, Inc.	288	7,595
Hancock Holding Co.	16,342	445,646
Hanmi Financial Corp. *	706	10,894
Heritage Financial Corp.	278	3,878
Home Bancshares, Inc.	419	16,643
Home Loan Servicing Solutions Ltd.	505	11,438
HomeTrust Bancshares, Inc. *	599	9,554
IBERIABANK Corp.	420	19,160
Independent Bank Corp.	171	5,308
International Bancshares Corp.	40,510	785,894
Investors Bancorp, Inc.	564	11,167
Lakeland Financial Corp.	158	4,234
MB Financial, Inc.	21,163	523,996
Metro Bancorp, Inc. *	247	4,384
MGIC Investment Corp. *	2,739	14,791
National Bankshares, Inc.	94	3,078
National Penn Bancshares, Inc.	1,907	18,670
Nationstar Mortgage Holdings, Inc. *	160	5,883
NBT Bancorp, Inc.	552	11,178
Northwest Bancshares, Inc.	62,466	765,208
OceanFirst Financial Corp.	470	6,679
Ocwen Financial Corp. *	1,222	44,701
OFG Bancorp	942	15,138
Old National Bancorp	1,439	17,527
OmniAmerican Bancorp, Inc. *	193	4,806
Oritani Financial Corp.	860	13,304
PacWest Bancorp	542	15,030
Park National Corp.	92	6,291
Park Sterling Corp. *	898	5,146
Peoples Bancorp, Inc.	147	2,996
Pinnacle Financial Partners, Inc. *	641	15,557
PrivateBancorp, Inc.	978	18,758
Prosperity Bancshares, Inc.	645	29,631

12 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Provident Financial Holdings, Inc.	393	6,367
Provident Financial Services, Inc.	981	15,039
Radian Group, Inc.	2,729	32,612
Renasant Corp.	277	6,321
S&T Bancorp, Inc.	199	3,755
Sandy Spring Bancorp, Inc.	230	4,710
SCBT Financial Corp.	133	6,353
Simmons First National Corp., Class A	431	10,568
Simplicity Bancorp, Inc.	474	7,110
Southside Bancshares, Inc.	222	4,737
Southwest Bancorp, Inc. *	261	3,450
State Bank Financial Corp.	630	9,267
Sterling Bancorp	324	3,655
Sterling Financial Corp.	536	11,685
Susquehanna Bancshares, Inc.	2,590	30,225
Texas Capital Bancshares, Inc. *	529	22,038
The Bancorp, Inc. *	650	8,450
TriCo Bancshares	511	8,927
TrustCo Bank Corp.	1,765	9,460
Trustmark Corp.	908	22,291
UMB Financial Corp.	475	23,911
Umpqua Holdings Corp.	1,659	19,908
United Bankshares, Inc.	674	17,059
United Financial Bancorp, Inc.	475	7,035
ViewPoint Financial Group, Inc.	684	12,736
Washington Banking Co.	245	3,381
Webster Financial Corp.	38,223	893,272
WesBanco, Inc.	200	5,006
Westamerica Bancorp	5,828	252,877
Western Alliance Bancorp *	1,308	19,241
Westfield Financial, Inc.	414	3,117
Wilshire Bancorp, Inc. *	1,173	7,495
Wintrust Financial Corp.	539	19,329

		11,079,361

Capital Goods 10.3%
A.O. Smith Corp.	543	40,958
AAON, Inc.	212	6,023
AAR Corp.	612	10,930
Accuride Corp. *	1,081	5,556
Aceto Corp.	578	6,011
Actuant Corp., Class A	8,593	268,961
Acuity Brands, Inc.	6,749	492,407
Aegion Corp. *	602	12,678
Aerovironment, Inc. *	339	6,563
Aircastle Ltd.	931	12,997
Albany International Corp., Class A	35,094	1,019,481
Altra Holdings, Inc.	6,922	184,471
Ameresco, Inc., Class A *	681	5,019
American Science & Engineering, Inc.	132	8,511
Apogee Enterprises, Inc.	552	14,065
Applied Industrial Technologies, Inc.	598	25,266
Argan, Inc.	351	6,213
Astec Industries, Inc.	123	4,038
Astronics Corp. *	197	5,477
AZZ, Inc.	190	8,035
B/E Aerospace, Inc. *	5,320	333,777
Barnes Group, Inc.	804	22,327
Beacon Roofing Supply, Inc. *	650	24,785
Belden, Inc.	32,629	1,612,525
Blount International, Inc. *	806	11,195
Brady Corp., Class A	675	22,869
Briggs & Stratton Corp.	735	16,530
Capstone Turbine Corp. *	9,964	8,769
Carlisle Cos., Inc.	9,590	622,103
Chart Industries, Inc. *	6,420	544,480
Chicago Bridge & Iron Co., N.V., NY Shares	5,210	280,246
CIRCOR International, Inc.	136	6,437
CLARCOR, Inc.	626	32,364
Colfax Corp. *	35,827	1,672,046
Comfort Systems USA, Inc.	363	4,657
Cubic Corp.	13,495	579,880
Curtiss-Wright Corp.	628	20,624
DigitalGlobe, Inc. *	825	24,082
Douglas Dynamics, Inc.	621	8,688
DXP Enterprises, Inc. *	129	8,628
Dycom Industries, Inc. *	604	11,669
Dynamic Materials Corp.	194	3,081
Edgen Group, Inc. *	821	5,624
EMCOR Group, Inc.	904	33,810
Encore Wire Corp.	156	5,109
EnerSys, Inc. *	680	31,171
EnPro Industries, Inc. *	360	17,741
ESCO Technologies, Inc.	21,050	757,168
Esterline Technologies Corp. *	423	31,742
Federal Signal Corp. *	998	7,744
Franklin Electric Co., Inc.	35,096	1,136,058
FuelCell Energy, Inc. *	7,453	7,826
Furmanite Corp. *	517	3,283
GATX Corp.	18,500	942,575
GenCorp, Inc. *	1,156	15,109
Generac Holdings, Inc.	223	8,012
Gibraltar Industries, Inc. *	269	5,030
Global Power Equipment Group, Inc.	165	2,723
Graham Corp.	193	4,690
Granite Construction, Inc.	602	16,657
Great Lakes Dredge & Dock Corp.	907	6,276
Griffon Corp.	404	4,161
H&E Equipment Services, Inc.	411	8,368
HEICO Corp.	702	30,895
Hexcel Corp. *	15,338	467,809
Houston Wire & Cable Co.	288	3,923
Hyster-Yale Materials Handling, Inc.	88	4,593
II-VI, Inc. *	798	12,345
John Bean Technologies Corp.	586	12,154
Kadant, Inc.	176	4,870
Kaman Corp.	176	5,947
Kaydon Corp.	623	14,852
Kratos Defense & Security Solutions, Inc. *	818	4,164
Layne Christensen Co. *	382	7,804
Lennox International, Inc.	2,940	182,280
Lindsay Corp.	215	16,516
Lydall, Inc. *	323	4,632
MasTec, Inc. *	765	21,267
Meritor, Inc. *	629	3,648
Middleby Corp. *	214	32,010
Miller Industries, Inc.	263	3,974
Moog, Inc., Class A *	513	23,706
Mueller Industries, Inc.	26,536	1,374,034
Mueller Water Products, Inc., Class A	1,519	8,992
MYR Group, Inc. *	305	6,954

See financial notes 13

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NCI Building Systems, Inc. *	471	8,064
Nortek, Inc. *	45	3,234
Orbital Sciences Corp. *	934	16,831
PMFG, Inc. *	210	1,210
Powell Industries, Inc. *	43	2,117
Primoris Services Corp.	575	12,673
Quanex Building Products Corp.	687	11,177
Raven Industries, Inc.	11,284	378,578
RBC Bearings, Inc. *	163	7,840
Rexnord Corp. *	277	5,047
Rush Enterprises, Inc., Class A *	275	6,295
Simpson Manufacturing Co., Inc.	565	16,238
Standex International Corp.	110	5,819
Sun Hydraulics Corp.	156	5,109
TAL International Group, Inc.	421	17,429
Taser International, Inc. *	1,162	10,237
Teledyne Technologies, Inc. *	502	37,680
Tennant Co.	211	10,090
Textainer Group Holdings Ltd.	148	5,723
The Gorman-Rupp Co.	143	4,040
The Greenbrier Cos., Inc. *	274	6,181
The Manitowoc Co., Inc.	11,550	216,678
Thermon Group Holdings, Inc. *	245	4,802
Titan International, Inc.	60,092	1,340,653
Titan Machinery, Inc. *	270	6,091
Trex Co., Inc. *	174	8,470
TriMas Corp. *	9,709	296,125
Triumph Group, Inc.	5,810	464,219
Tutor Perini Corp. *	625	10,275
Twin Disc, Inc.	334	7,121
United Rentals, Inc. *	6,610	347,752
Universal Forest Products, Inc.	133	5,134
USG Corp. *	1,029	26,744
Wabash National Corp. *	916	8,638
Wabtec Corp.	6,671	700,055
Watsco, Inc.	2,988	252,127
Watts Water Technologies, Inc., Class A	462	21,742
Woodward, Inc.	878	31,599

		17,633,505

Commercial & Professional Supplies 4.8%
ABM Industries, Inc.	690	15,559
Acacia Research Corp. *	49,963	1,190,119
Acco Brands Corp. *	95,682	645,853
Barrett Business Services, Inc.	154	8,153
Casella Waste Systems, Inc., Class A *	1,111	4,844
CBIZ, Inc. *	1,342	8,710
Consolidated Graphics, Inc. *	89	3,175
Deluxe Corp.	749	28,567
EnergySolutions, Inc. *	1,191	4,919
EnerNOC, Inc. *	560	9,811
Ennis, Inc.	287	4,411
Exponent, Inc.	89	4,690
FTI Consulting, Inc. *	589	19,508
G&K Services, Inc., Class A	21,143	993,510
GP Strategies Corp. *	298	6,571
Healthcare Services Group, Inc.	1,005	22,401
Herman Miller, Inc.	593	14,878
HNI Corp.	637	21,932
Huron Consulting Group, Inc. *	369	15,417
ICF International, Inc. *	382	10,356
InnerWorkings, Inc. *	698	7,029
Insperity, Inc.	419	11,577
Interface, Inc.	1,022	17,108
Intersections, Inc.	341	3,260
Kelly Services, Inc., Class A	381	6,485
Kforce, Inc.	663	10,025
Kimball International, Inc., Class B	165	1,516
Knoll, Inc.	699	10,876
Korn/Ferry International *	875	14,481
McGrath RentCorp	2,552	79,265
Mine Safety Appliances Co.	375	18,000
Mistras Group, Inc. *	196	3,714
Mobile Mini, Inc. *	296	8,326
Navigant Consulting, Inc. *	878	10,826
On Assignment, Inc. *	12,435	301,797
Pendrell Corp. *	1,575	2,662
Quad Graphics, Inc.	332	6,939
Resources Connection, Inc.	916	10,406
Standard Parking Corp. *	27,100	582,379
Steelcase, Inc., Class A	743	9,436
Team, Inc. *	369	14,302
Tetra Tech, Inc. *	816	21,453
The Advisory Board Co. *	32,196	1,582,433
The Brink’s Co.	692	18,345
The Corporate Executive Board Co.	22,683	1,278,414
TMS International Corp., Class A *	481	6,946
TrueBlue, Inc. *	715	14,815
UniFirst Corp.	132	12,019
United Stationers, Inc.	32,532	1,056,314
Viad Corp.	380	9,899

		8,164,431

Consumer Durables & Apparel 4.0%
American Greetings Corp., Class A	595	10,972
Arctic Cat, Inc. *	17,669	794,928
Blyth, Inc.	403	6,641
Brunswick Corp.	1,185	37,517
Callaway Golf Co.	1,416	9,487
Columbia Sportswear Co.	228	13,361
Crocs, Inc. *	1,321	21,162
CSS Industries, Inc.	196	5,617
Ethan Allen Interiors, Inc.	459	13,440
Fifth & Pacific Cos., Inc. *	1,271	26,208
G-III Apparel Group Ltd. *	361	14,678
Harman International Industries, Inc.	29,826	1,333,520
Helen of Troy Ltd. *	24,987	871,547
Hovnanian Enterprises, Inc., Class A *	498	2,714
Iconix Brand Group, Inc. *	762	21,831
iRobot Corp. *	262	7,622
JAKKS Pacific, Inc.	714	7,790
KB Home	1,166	26,282
La-Z-Boy, Inc.	318	5,743
LeapFrog Enterprises, Inc. *	1,107	9,897
M.D.C. Holdings, Inc.	39,050	1,468,280
M/I Homes, Inc. *	118	2,903
Maidenform Brands, Inc. *	486	8,748
Meritage Homes Corp. *	482	23,517
Movado Group, Inc.	234	7,076
NACCO Industries, Inc., Class A	44	2,553

14 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Oxford Industries, Inc.	234	13,836
Perry Ellis International, Inc.	402	7,063
Quiksilver, Inc. *	989	6,656
Skechers U.S.A., Inc., Class A *	669	13,902
Skullcandy, Inc. *	1,083	5,567
Smith & Wesson Holding Corp. *	945	8,297
Standard Pacific Corp. *	1,079	9,765
Steven Madden Ltd. *	473	23,002
Sturm, Ruger & Co., Inc.	143	7,332
Tempur-Pedic International, Inc. *	29,191	1,415,763
The Jones Group, Inc.	796	11,144
The Ryland Group, Inc.	695	31,317
True Religion Apparel, Inc.	421	11,392
Tumi Holdings, Inc. *	17,132	394,550
Vera Bradley, Inc. *	351	8,010
Wolverine World Wide, Inc.	530	25,318
Zagg, Inc. *	972	6,580

		6,753,528

Consumer Services 4.8%
AFC Enterprises, Inc. *	295	9,405
American Public Education, Inc. *	344	11,534
Ameristar Casinos, Inc.	577	15,227
Ascent Capital Group, Inc., Class A *	89	5,918
Biglari Holdings, Inc. *	971	376,049
BJ’s Restaurants, Inc. *	22,766	780,874
Bob Evans Farms, Inc.	412	17,856
Boyd Gaming Corp. *	838	10,056
Bravo Brio Restaurant Group, Inc. *	556	9,452
Bridgepoint Education, Inc. *	169	1,822
Buffalo Wild Wings, Inc. *	278	25,020
Caesars Entertainment Corp. *	198	3,150
Capella Education Co. *	265	9,386
CEC Entertainment, Inc.	24,632	821,970
Choice Hotels International, Inc.	5,600	218,736
Churchill Downs, Inc.	78	5,964
Coinstar, Inc. *	3,545	187,212
Corinthian Colleges, Inc. *	1,452	2,904
Cracker Barrel Old Country Store, Inc.	275	22,754
Denny’s Corp. *	1,027	5,823
DineEquity, Inc.	126	8,976
Domino’s Pizza, Inc.	623	34,390
Grand Canyon Education, Inc. *	55,573	1,421,002
Hillenbrand, Inc.	654	16,435
Ignite Restaurant Group, Inc. *	9,292	162,053
International Speedway Corp., Class A	500	16,435
Interval Leisure Group, Inc.	313	5,966
Jack in the Box, Inc. *	629	22,550
K12, Inc. *	484	12,328
Krispy Kreme Doughnuts, Inc. *	638	8,715
LIFE TIME FITNESS, Inc. *	580	26,784
LifeLock, Inc. *	22,680	204,120
Lincoln Educational Services Corp.	751	4,183
Marcus Corp.	479	6,150
Marriott Vacations Worldwide Corp. *	253	11,506
Matthews International Corp., Class A	22,210	817,550
Multimedia Games Holding Co., Inc. *	642	15,832
Orient-Express Hotels Ltd., Class A *	1,614	16,301
Papa John’s International, Inc. *	216	13,608
Pinnacle Entertainment, Inc. *	404	7,700
Red Lion Hotels Corp. *	331	2,161
Red Robin Gourmet Burgers, Inc. *	24,120	1,166,684
Regis Corp.	927	17,381
Ruby Tuesday, Inc. *	766	7,384
Ruth’s Hospitality Group, Inc. *	699	6,927
Scientific Games Corp., Class A *	564	5,008
SHFL Entertainment, Inc. *	798	12,608
Six Flags Entertainment Corp.	490	35,706
Sonic Corp. *	749	9,385
Sotheby’s	713	25,297
Steiner Leisure Ltd. *	92	4,456
Stewart Enterprises, Inc., Class A	708	6,308
Strayer Education, Inc.	108	5,115
Texas Roadhouse, Inc.	59,434	1,396,699
The Cheesecake Factory, Inc.	815	32,453
Universal Technical Institute, Inc.	534	6,339
Vail Resorts, Inc.	346	20,864
WMS Industries, Inc. *	624	15,837

		8,150,308

Diversified Financials 6.0%
American Capital Ltd. *	79,080	1,196,480
Apollo Investment Corp.	2,835	24,976
Arlington Asset Investment Corp., Class A	355	9,617
Artio Global Investors, Inc.	947	2,595
BGC Partners, Inc., Class A	949	5,428
BlackRock Kelso Capital Corp.	1,294	12,875
Calamos Asset Management, Inc., Class A	689	7,820
Cash America International, Inc.	385	16,798
Cohen & Steers, Inc.	135	5,334
Credit Acceptance Corp. *	80	8,026
DFC Global Corp. *	729	9,842
Encore Capital Group, Inc. *	184	5,242
Evercore Partners, Inc., Class A	390	14,723
Ezcorp, Inc., Class A *	574	9,701
FBR & Co. *	184	3,833
Fifth Street Finance Corp.	1,407	15,533
Financial Engines, Inc.	721	26,223
First Cash Financial Services, Inc. *	28,500	1,466,895
FXCM, Inc., Class A	625	8,469
GFI Group, Inc.	943	3,781
Gladstone Capital Corp.	406	3,764
Gladstone Investment Corp.	774	5,759
Green Dot Corp., Class A *	689	10,824
Greenhill & Co., Inc.	26,150	1,207,868
GSV Capital Corp. *	762	5,860
Hercules Technology Growth Capital, Inc.	939	12,489
HFF, Inc., Class A	301	6,306
Horizon Technology Finance Corp.	383	5,626
ICG Group, Inc. *	52,450	622,582
INTL FCStone, Inc. *	177	3,030
Investment Technology Group, Inc. *	987	10,748
KCAP Financial, Inc.	861	9,316
Knight Capital Group, Inc., Class A *	1,669	5,908
Main Street Capital Corp.	456	13,707
Manning & Napier, Inc.	477	8,352
MarketAxess Holdings, Inc.	468	19,806
MCG Capital Corp.	1,905	9,792

See financial notes 15

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Medallion Financial Corp.	469	7,007
Medley Capital Corp.	614	9,566
MVC Capital, Inc.	721	9,366
Nelnet, Inc., Class A	172	5,848
Netspend Holdings, Inc. *	723	11,539
New Mountain Finance Corp.	482	7,346
PennantPark Investment Corp.	1,201	14,052
PHH Corp. *	779	16,421
PICO Holdings, Inc. *	50,359	1,092,790
Piper Jaffray Cos., Inc. *	312	10,533
Portfolio Recovery Associates, Inc. *	11,039	1,355,037
Prospect Capital Corp.	2,065	22,777
Safeguard Scientifics, Inc. *	48,751	786,841
Solar Capital Ltd.	608	14,549
Solar Senior Capital Ltd.	404	7,745
Stellus Capital Investment Corp.	109	1,668
Stifel Financial Corp. *	31,325	1,009,291
TCP Capital Corp.	350	5,485
THL Credit, Inc.	376	5,783
TICC Capital Corp.	806	8,197
Triangle Capital Corp.	472	13,202
Virtus Investment Partners, Inc. *	53	10,123
Waddell & Reed Financial, Inc., Class A	24,405	1,046,242
Walter Investment Management Corp. *	318	10,672
WisdomTree Investments, Inc. *	268	3,109
World Acceptance Corp. *	180	15,995

		10,317,112

Energy 6.5%
Advantage Oil & Gas Ltd. *	88,738	352,290
Alon USA Energy, Inc.	425	7,055
Amyris, Inc. *	611	1,662
Apco Oil & Gas International, Inc. *	55	556
Approach Resources, Inc. *	51,170	1,213,752
Arch Coal, Inc.	2,625	12,731
Basic Energy Services, Inc. *	520	7,140
Berry Petroleum Co., Class A	613	29,369
Bill Barrett Corp. *	690	13,703
BPZ Resources, Inc. *	1,313	2,810
Bristow Group, Inc.	4,345	274,604
C&J Energy Services, Inc. *	525	10,390
Callon Petroleum Co. *	775	2,774
Carrizo Oil & Gas, Inc. *	686	16,615
Clayton Williams Energy, Inc. *	1,672	64,539
Clean Energy Fuels Corp. *	957	12,623
Cloud Peak Energy, Inc. *	66,580	1,300,973
Comstock Resources, Inc. *	678	10,617
Contango Oil & Gas Co.	98	3,687
Crosstex Energy, Inc.	733	13,495
CVR Energy, Inc.	292	14,387
Delek US Holdings, Inc.	120	4,331
Diamondback Energy, Inc. *	10,600	278,356
Dril-Quip, Inc. *	532	44,534
Endeavour International Corp. *	1,303	3,570
Energy XXI (Bermuda) Ltd.	1,071	24,355
EPL Oil & Gas, Inc. *	533	17,413
Era Group, Inc. *	19,090	436,206
Evolution Petroleum Corp. *	368	3,658
Exterran Holdings, Inc. *	885	23,382
Forest Oil Corp. *	1,042	4,366
Forum Energy Technologies, Inc. *	266	7,397
Frontline Ltd. *	849	1,545
FX Energy, Inc. *	1,211	4,650
Geospace Technologies Corp. *	127	10,715
Global Geophysical Services, Inc. *	365	1,329
Goodrich Petroleum Corp. *	697	9,089
Green Plains Renewable Energy, Inc. *	707	8,845
Gulf Island Fabrication, Inc.	137	2,817
GulfMark Offshore, Inc., Class A	448	18,646
Gulfport Energy Corp. *	887	46,292
Halcon Resources Corp. *	26,875	175,762
Harvest Natural Resources, Inc. *	1,353	4,438
Heckmann Corp. *	1,174	4,332
Helix Energy Solutions Group, Inc. *	1,127	25,966
Hercules Offshore, Inc. *	1,181	8,704
Hornbeck Offshore Services, Inc. *	476	21,382
ION Geophysical Corp. *	1,487	9,279
Key Energy Services, Inc. *	1,733	10,294
Knightsbridge Tankers Ltd.	1,099	7,528
Kodiak Oil & Gas Corp. *	3,462	27,107
Laredo Petroleum Holdings, Inc. *	37,090	637,948
Lufkin Industries, Inc.	375	33,109
Magnum Hunter Resources Corp. *	1,297	3,528
Matrix Service Co. *	655	9,845
McMoRan Exploration Co. *	1,362	22,541
Mitcham Industries, Inc. *	316	4,693
Natural Gas Services Group, Inc. *	273	5,512
Newpark Resources, Inc. *	976	10,248
Nordic American Tankers Ltd.	851	7,582
Northern Oil & Gas, Inc. *	674	8,688
Oasis Petroleum, Inc. *	1,013	34,675
Parker Drilling Co. *	1,022	4,211
PDC Energy, Inc. *	405	17,536
Penn Virginia Corp.	148,273	597,540
PetroQuest Energy, Inc. *	764	3,270
PHI, Inc. - Non Voting Shares *	154	4,277
Pioneer Energy Services Corp. *	762	5,372
Precision Drilling Corp.	70,441	570,572
Quicksilver Resources, Inc. *	828	2,087
Rentech, Inc.	2,658	5,502
Resolute Energy Corp. *	676	6,233
Rex Energy Corp. *	792	12,727
Rosetta Resources, Inc. *	727	31,196
Scorpio Tankers, Inc. *	99,480	860,502
SEACOR Holdings, Inc.	21,601	1,557,648
SemGroup Corp., Class A *	637	33,028
Ship Finance International Ltd.	846	13,942
Solazyme, Inc. *	249	2,266
Stone Energy Corp. *	671	13,239
Swift Energy Co. *	615	7,958
T.G.C. Industries, Inc.	742	6,585
Targa Resources Corp.	315	20,714
Teekay Tankers Ltd., Class A	1,281	3,241
Tesco Corp. *	617	7,527
TETRA Technologies, Inc. *	724	6,610
Triangle Petroleum Corp. *	1,061	5,825
Unit Corp. *	46,279	1,945,106
Uranium Energy Corp. *	1,212	1,879
VAALCO Energy, Inc. *	727	4,885
W&T Offshore, Inc.	463	5,408

16 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Warren Resources, Inc. *	1,494	3,929
Western Refining, Inc.	722	22,317
Willbros Group, Inc. *	1,078	10,241

		11,183,802

Food & Staples Retailing 1.4%
Casey’s General Stores, Inc.	12,121	701,927
Harris Teeter Supermarkets, Inc.	589	24,614
Nash Finch Co.	140	2,877
PriceSmart, Inc.	184	16,418
Rite Aid Corp. *	6,692	17,734
Spartan Stores, Inc.	274	4,598
SUPERVALU, Inc.	1,788	10,442
Susser Holdings Corp. *	215	11,432
The Andersons, Inc.	312	17,010
The Fresh Market, Inc. *	4,040	165,357
The Pantry, Inc. *	590	8,620
United Natural Foods, Inc. *	28,401	1,418,346
Village Super Market, Inc., Class A	208	7,322
Weis Markets, Inc.	99	4,141

		2,410,838

Food, Beverage & Tobacco 3.3%
Annie’s, Inc. *	138	5,215
B&G Foods, Inc.	714	22,034
Boulder Brands, Inc. *	1,148	10,343
Cal-Maine Foods, Inc.	152	6,487
Chiquita Brands International, Inc. *	1,036	8,941
Cott Corp.	121,148	1,326,571
Darling International, Inc. *	1,618	29,949
Diamond Foods, Inc. *	654	9,862
Dole Food Co., Inc. *	553	5,950
Fresh Del Monte Produce, Inc.	595	15,119
J&J Snack Foods Corp.	97	7,277
Lancaster Colony Corp.	278	21,943
National Beverage Corp.	228	3,358
Pilgrim’s Pride Corp. *	845	8,273
Post Holdings, Inc. *	10,150	444,468
Sanderson Farms, Inc.	21,914	1,342,452
Seaboard Corp.	2	5,492
Snyders-Lance, Inc.	733	18,457
The Boston Beer Co., Inc., Class A *	115	19,472
The Hain Celestial Group, Inc. *	5,429	354,242
Tootsie Roll Industries, Inc.	32,908	1,027,717
TreeHouse Foods, Inc. *	13,153	837,978
Universal Corp.	361	20,776
Vector Group Ltd.	836	13,635

		5,566,011

Health Care Equipment & Services 8.8%
Abaxis, Inc.	408	17,418
ABIOMED, Inc. *	9,487	175,225
Acadia Healthcare Co., Inc. *	12,010	378,915
Accretive Health, Inc. *	626	6,598
Accuray, Inc. *	991	4,360
Air Methods Corp.	408	14,929
Align Technology, Inc. *	940	31,133
Allscripts Healthcare Solutions, Inc. *	12,300	170,232
Almost Family, Inc.	319	6,297
Amedisys, Inc. *	709	7,118
AMN Healthcare Services, Inc. *	256	3,515
AmSurg Corp. *	27,025	906,959
Analogic Corp.	18,052	1,434,773
AngioDynamics, Inc. *	540	5,470
Antares Pharma, Inc. *	750	2,842
ArthroCare Corp. *	454	15,731
Assisted Living Concepts, Inc., Class A	407	4,851
athenahealth, Inc. *	16,460	1,584,440
AtriCure, Inc. *	446	3,720
Atrion Corp.	18	3,607
Bio-Reference Laboratories, Inc. *	408	10,404
Biolase, Inc. *	30,070	159,371
BioScrip, Inc. *	9,038	125,267
Cantel Medical Corp.	196	6,196
Capital Senior Living Corp. *	175	4,245
Centene Corp. *	7,097	327,881
Chemed Corp.	304	24,812
Computer Programs & Systems, Inc.	209	10,964
Conceptus, Inc. *	428	13,272
CONMED Corp.	474	14,850
CorVel Corp. *	8,600	408,242
CryoLife, Inc.	266	1,596
Cyberonics, Inc. *	449	19,496
Cynosure, Inc., Class A *	56	1,448
DexCom, Inc. *	94,299	1,547,447
Emeritus Corp. *	10,632	273,242
Endologix, Inc. *	16,478	247,500
ExamWorks Group, Inc. *	297	5,376
Gentiva Health Services, Inc. *	688	7,217
Greatbatch, Inc. *	463	12,936
Haemonetics Corp. *	3,526	135,751
Hanger, Inc. *	606	18,416
Health Management Associates, Inc., Class A *	82,213	944,627
HealthSouth Corp. *	8,154	224,235
HealthStream, Inc. *	236	5,419
Healthways, Inc. *	898	12,473
HeartWare International, Inc. *	144	13,997
HMS Holdings Corp. *	57,984	1,461,777
ICU Medical, Inc. *	12,834	773,248
Insulet Corp. *	11,023	278,221
Integra LifeSciences Holdings Corp. *	303	10,614
Invacare Corp.	587	7,895
IPC The Hospitalist Co., Inc. *	160	7,299
Kindred Healthcare, Inc. *	372	3,902
Landauer, Inc.	74	4,134
LHC Group, Inc. *	329	7,146
Magellan Health Services, Inc. *	249	12,739
MAKO Surgical Corp. *	590	6,248
Masimo Corp.	717	14,383
MedAssets, Inc. *	683	12,793
Medidata Solutions, Inc. *	315	20,903
MEDNAX, Inc. *	4,140	367,342
Merge Healthcare, Inc. *	1,173	3,660
Meridian Bioscience, Inc.	687	13,939
Merit Medical Systems, Inc. *	791	7,649
Molina Healthcare, Inc. *	333	11,056
MWI Veterinary Supply, Inc. *	129	15,185
National Healthcare Corp.	93	4,318
Natus Medical, Inc. *	707	8,845

See financial notes 17

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Neogen Corp. *	172	8,743
NuVasive, Inc. *	555	11,638
NxStage Medical, Inc. *	9,408	105,087
Omnicell, Inc. *	632	11,389
OraSure Technologies, Inc. *	921	4,108
Orthofix International N.V. *	107	3,467
Owens & Minor, Inc.	910	29,639
PharMerica Corp. *	487	6,277
Quality Systems, Inc.	584	10,436
Quidel Corp. *	607	13,548
Rockwell Medical, Inc. *	418	1,772
Select Medical Holdings Corp.	656	5,412
Spectranetics Corp. *	680	12,682
STAAR Surgical Co. *	395	2,757
STERIS Corp.	15,118	628,758
SurModics, Inc. *	218	5,766
Symmetry Medical, Inc. *	969	11,550
Team Health Holdings, Inc. *	509	18,976
Teleflex, Inc.	16,220	1,267,269
The Ensign Group, Inc.	165	5,754
The Providence Service Corp. *	286	5,008
Thoratec Corp. *	7,250	262,450
Triple-S Management Corp., Class B *	424	7,645
Universal American Corp.	375	3,206
Vascular Solutions, Inc. *	395	6,284
Volcano Corp. *	804	16,313
WellCare Health Plans, Inc. *	451	26,298
West Pharmaceutical Services, Inc.	423	27,013
Wright Medical Group, Inc. *	704	16,502

		14,943,856

Household & Personal Products 0.0%
Central Garden & Pet Co., Class A *	440	3,872
Elizabeth Arden, Inc. *	249	10,197
Medifast, Inc. *	317	8,305
Orchids Paper Products Co.	165	3,795
Prestige Brands Holdings, Inc. *	755	20,347
Spectrum Brands Holdings, Inc.	336	18,816
Star Scientific, Inc. *	1,181	1,465
USANA Health Sciences, Inc. *	138	7,786
WD-40 Co.	99	5,339

		79,922

Insurance 1.8%
Alterra Capital Holdings Ltd.	1,229	40,004
American Equity Investment Life Holding Co.	1,010	15,392
American Safety Insurance Holdings Ltd. *	353	8,500
AMERISAFE, Inc.	13,381	437,023
AmTrust Financial Services, Inc.	485	15,355
Argo Group International Holdings Ltd.	467	19,357
Assured Guaranty Ltd.	26,500	546,695
Citizens, Inc. *	419	2,740
CNO Financial Group, Inc.	2,377	26,908
eHealth, Inc. *	437	9,151
Employers Holdings, Inc.	543	12,299
Enstar Group Ltd. *	83	10,549
FBL Financial Group, Inc., Class A	152	5,975
First American Financial Corp.	1,317	35,256
Greenlight Capital Re Ltd., Class A *	491	12,084
Hilltop Holdings, Inc. *	635	8,503
Homeowners Choice, Inc.	311	8,254
Horace Mann Educators Corp.	728	16,416
Infinity Property & Casualty Corp.	74	4,199
Maiden Holdings Ltd.	628	6,487
Meadowbrook Insurance Group, Inc.	979	7,617
Montpelier Re Holdings Ltd.	694	17,877
National Financial Partners Corp. *	15,358	389,172
OneBeacon Insurance Group Ltd., Class A	638	8,670
Platinum Underwriters Holdings Ltd.	9,613	545,538
Primerica, Inc.	22,587	767,055
RLI Corp.	269	19,328
Safety Insurance Group, Inc.	100	4,967
Selective Insurance Group, Inc.	861	20,173
Stewart Information Services Corp.	419	11,342
Symetra Financial Corp.	1,224	16,683
The Navigators Group, Inc. *	89	5,151
Tower Group International Ltd.	705	13,339
United Fire Group, Inc.	216	6,039

		3,074,098

Materials 3.3%
A. Schulman, Inc.	536	13,920
A.M. Castle & Co. *	579	10,028
AK Steel Holding Corp.	2,009	6,730
AMCOL International Corp.	426	13,108
American Vanguard Corp.	404	11,651
AptarGroup, Inc.	13,000	729,300
Arabian American Development Co. *	682	5,190
Axiall Corp.	874	45,841
Balchem Corp.	442	19,156
Berry Plastics Group, Inc. *	194	3,686
Boise, Inc.	1,320	10,547
Buckeye Technologies, Inc.	577	21,689
Calgon Carbon Corp. *	747	12,729
Century Aluminum Co. *	969	7,907
Chemtura Corp. *	1,191	25,321
Clearwater Paper Corp. *	378	17,396
Coeur d’Alene Mines Corp. *	1,298	19,781
Deltic Timber Corp.	10,166	635,172
Eagle Materials, Inc.	659	44,647
Ferro Corp. *	1,023	7,202
Flotek Industries, Inc. *	880	14,115
FutureFuel Corp.	348	4,263
General Moly, Inc. *	1,289	2,398
Globe Specialty Metals, Inc.	678	8,855
Gold Resource Corp.	374	3,830
Golden Star Resources Ltd. *	2,257	2,438
Graphic Packaging Holding Co. *	1,530	11,506
Greif, Inc., Class A	8,800	423,896
H.B. Fuller Co.	728	27,591
Haynes International, Inc.	111	5,396
Headwaters, Inc. *	395	4,290
Hecla Mining Co.	2,963	10,074
Horsehead Holding Corp. *	873	9,341
Innophos Holdings, Inc.	339	17,394
Innospec, Inc.	16,159	711,158
Kaiser Aluminum Corp.	195	12,285

18 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
KapStone Paper & Packaging Corp.	645	19,079
Koppers Holdings, Inc.	10,748	471,945
Kraton Performance Polymers, Inc. *	526	11,945
Landec Corp. *	585	7,845
Louisiana-Pacific Corp. *	1,943	35,207
LSB Industries, Inc. *	23,315	761,468
Materion Corp.	153	4,053
McEwen Mining, Inc. *	2,019	4,704
Minerals Technologies, Inc.	298	12,108
Myers Industries, Inc.	598	8,862
Neenah Paper, Inc.	178	5,119
Noranda Aluminum Holding Corp.	508	1,935
Olin Corp.	1,038	25,088
OM Group, Inc. *	512	12,529
P.H. Glatfelter Co.	627	15,048
PolyOne Corp.	1,219	27,464
Quaker Chemical Corp.	100	6,172
Resolute Forest Products *	773	11,309
RTI International Metals, Inc. *	532	15,439
Schnitzer Steel Industries, Inc., Class A	373	9,150
Schweitzer-Mauduit International, Inc.	284	11,442
Sensient Technologies Corp.	12,588	495,338
Stepan Co.	149	8,484
Stillwater Mining Co. *	1,215	15,115
SunCoke Energy, Inc. *	1,128	17,067
Texas Industries, Inc. *	321	20,441
Tredegar Corp.	361	10,686
Universal Stainless & Alloy Products, Inc. *	115	4,020
Wausau Paper Corp.	1,052	10,709
Worthington Industries, Inc.	699	22,494
Zep, Inc.	39,706	603,531
Zoltek Cos., Inc. *	696	9,194

		5,624,821

Media 2.2%
Arbitron, Inc.	16,130	753,110
Belo Corp., Class A	789	8,458
Carmike Cinemas, Inc. *	563	9,886
Central European Media Enterprises Ltd., Class A *	775	2,868
Digital Generation, Inc. *	697	4,670
Entercom Communications Corp., Class A *	797	6,304
Fisher Communications, Inc.	222	9,195
Harte-Hanks, Inc.	1,272	10,087
Journal Communications, Inc., Class A *	904	6,156
Lions Gate Entertainment Corp. *	15,069	373,862
Live Nation Entertainment, Inc. *	1,257	15,876
Loral Space & Communications, Inc.	67	4,122
Meredith Corp.	551	21,390
Morningstar, Inc.	18,243	1,204,221
National CineMedia, Inc.	417	6,772
Nexstar Broadcasting Group, Inc., Class A	341	8,303
Saga Communications, Inc., Class A	90	4,144
Scholastic Corp.	454	12,462
Sinclair Broadcast Group, Inc., Class A	12,209	327,201
The E.W. Scripps Co., Class A *	72,680	1,009,525
The New York Times Co., Class A *	1,084	9,604
Valassis Communications, Inc.	705	18,069
World Wrestling Entertainment, Inc., Class A	1,030	9,456

		3,835,741

Pharmaceuticals, Biotechnology & Life Sciences 3.7%
Achillion Pharmaceuticals, Inc. *	937	7,065
Acorda Therapeutics, Inc. *	622	24,613
Aegerion Pharmaceuticals, Inc. *	212	8,912
Affymax, Inc. *	576	518
Affymetrix, Inc. *	895	3,258
Akorn, Inc. *	25,142	378,387
Alkermes plc *	1,682	51,486
Alnylam Pharmaceuticals, Inc. *	844	20,214
AMAG Pharmaceuticals, Inc. *	395	8,710
Arena Pharmaceuticals, Inc. *	2,838	23,385
ArQule, Inc. *	769	2,269
Array BioPharma, Inc. *	758	4,510
Astex Pharmaceuticals *	493	3,392
Auxilium Pharmaceuticals, Inc. *	772	11,526
AVANIR Pharmaceuticals, Inc., Class A *	1,614	5,149
AVEO Pharmaceuticals, Inc. *	805	4,114
BioDelivery Sciences International, Inc. *	653	3,709
Cadence Pharmaceuticals, Inc. *	1,048	7,420
Cambrex Corp. *	771	9,630
Celldex Therapeutics, Inc. *	595	7,765
Cepheid, Inc. *	26,655	1,016,355
Charles River Laboratories International, Inc. *	28,600	1,243,814
Coronado Biosciences, Inc. *	709	7,976
Cubist Pharmaceuticals, Inc. *	862	39,583
Curis, Inc. *	2,066	7,747
Dendreon Corp. *	2,516	11,850
DepoMed, Inc. *	1,372	7,560
Dynavax Technologies Corp. *	2,128	5,001
Emergent Biosolutions, Inc. *	676	10,370
Endocyte, Inc. *	700	9,723
Enzon Pharmaceuticals, Inc.	1,693	5,587
Exact Sciences Corp. *	1,113	10,395
Exelixis, Inc. *	1,072	5,564
Fluidigm Corp. *	308	5,187
Genomic Health, Inc. *	321	9,746
Halozyme Therapeutics, Inc. *	1,180	7,127
Harvard Bioscience, Inc. *	284	1,454
Hi-Tech Pharmacal Co., Inc.	157	5,190
ICON plc *	41,250	1,324,950
Idenix Pharmaceuticals, Inc. *	816	3,019
ImmunoGen, Inc. *	948	15,187
Immunomedics, Inc. *	1,236	3,164
Impax Laboratories, Inc. *	631	11,042
Infinity Pharmaceuticals, Inc. *	325	14,004
InterMune, Inc. *	846	7,893
Ironwood Pharmaceuticals, Inc. *	1,036	15,758
Isis Pharmaceuticals, Inc. *	1,124	25,166
Jazz Pharmaceuticals plc *	9,342	545,106
Keryx Biopharmaceuticals, Inc. *	750	6,112
Lexicon Pharmaceuticals, Inc. *	596	1,180

See financial notes 19

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Luminex Corp. *	628	10,444
MannKind Corp. *	1,477	5,834
Maxygen, Inc.	1,283	3,079
Momenta Pharmaceuticals, Inc. *	705	8,686
Nektar Therapeutics *	1,261	13,669
Neurocrine Biosciences, Inc. *	976	11,263
NPS Pharmaceuticals, Inc. *	1,057	14,195
Oncothyreon, Inc. *	1,086	2,726
Opko Health, Inc. *	837	5,574
Optimer Pharmaceuticals, Inc. *	740	11,426
Pacira Pharmaceuticals, Inc. *	10,203	294,561
PAREXEL International Corp. *	10,078	412,694
PDL Biopharma, Inc.	1,198	9,272
Pharmacyclics, Inc. *	671	54,686
Pozen, Inc. *	383	1,888
Progenics Pharmaceuticals, Inc. *	448	2,061
Questcor Pharmaceuticals, Inc.	697	21,426
Raptor Pharmaceutical Corp. *	1,137	7,845
Repros Therapeutics, Inc. *	568	11,553
Rigel Pharmaceuticals, Inc. *	997	4,776
Sagent Pharmaceuticals, Inc. *	206	3,407
Salix Pharmaceuticals Ltd. *	4,970	259,881
Sangamo BioSciences, Inc. *	538	5,477
Santarus, Inc. *	834	15,321
Seattle Genetics, Inc. *	1,184	43,749
Sequenom, Inc. *	1,119	4,219
Spectrum Pharmaceuticals, Inc.	952	7,054
Supernus Pharmaceuticals, Inc. *	327	1,681
Synageva BioPharma Corp. *	106	5,479
Synta Pharmaceuticals Corp. *	932	9,553
Targacept, Inc. *	929	4,283
The Medicines Co. *	692	23,362
Theravance, Inc. *	732	24,705
Threshold Pharmaceuticals, Inc. *	1,562	7,529
Transcept Pharmaceuticals, Inc. *	554	2,194
Trius Therapeutics, Inc. *	946	6,594
Vical, Inc. *	1,240	4,576
ViroPharma, Inc. *	980	26,705
VIVUS, Inc. *	1,365	18,141
XOMA Corp. *	1,639	5,736
ZIOPHARM Oncology, Inc. *	1,259	2,115

		6,358,261

Real Estate 4.8%
Acadia Realty Trust	696	19,871
AG Mortgage Investment Trust, Inc.	427	11,046
Agree Realty Corp.	205	6,164
Alexander’s, Inc.	13	4,004
American Assets Trust, Inc.	432	14,584
American Capital Mortgage Investment Corp.	743	19,734
Anworth Mortgage Asset Corp.	1,734	10,942
Apollo Commercial Real Estate Finance, Inc.	505	8,959
Apollo Residential Mortgage, Inc.	306	6,812
Ares Commercial Real Estate Corp.	413	6,951
ARMOUR Residential REIT, Inc.	4,721	30,639
Ashford Hospitality Trust	944	12,159
Associated Estates Realty Corp.	936	16,726
Campus Crest Communities, Inc.	44,715	610,807
CapLease, Inc.	1,754	12,313
Capstead Mortgage Corp.	1,244	16,520
Cedar Realty Trust, Inc.	1,016	6,513
Chesapeake Lodging Trust	622	14,717
Colonial Properties Trust	1,155	26,808
Colony Financial, Inc.	46,162	1,029,413
Coresite Realty Corp.	342	12,374
Cousins Properties, Inc.	947	10,341
CubeSmart	1,562	27,444
CYS Investments, Inc.	2,209	27,458
DCT Industrial Trust, Inc.	2,844	22,268
DiamondRock Hospitality Co.	46,358	462,653
DuPont Fabros Technology, Inc.	889	22,349
Dynex Capital, Inc.	1,211	13,018
EastGroup Properties, Inc.	404	25,480
Education Realty Trust, Inc.	1,165	12,803
EPR Properties	618	34,942
Equity One, Inc.	813	20,723
Excel Trust, Inc.	688	10,478
FelCor Lodging Trust, Inc. *	1,063	6,357
First Industrial Realty Trust, Inc.	1,051	18,855
First Potomac Realty Trust	864	13,824
Forestar Group, Inc. *	464	9,995
Franklin Street Properties Corp.	1,246	19,026
Getty Realty Corp.	550	11,775
Gladstone Commercial Corp.	236	4,517
Glimcher Realty Trust	1,953	24,491
Government Properties Income Trust	544	14,171
Gramercy Property Trust, Inc. *	1,428	6,783
Healthcare Realty Trust, Inc.	1,046	31,401
Hersha Hospitality Trust	1,259	7,529
Highwoods Properties, Inc.	905	37,132
Hudson Pacific Properties, Inc.	611	13,937
Inland Real Estate Corp.	1,250	14,150
Invesco Mortgage Capital, Inc.	1,531	32,763
Investors Real Estate Trust	823	8,008
iStar Financial, Inc. *	1,083	12,649
JAVELIN Mortgage Investment Corp.	342	6,888
Kennedy-Wilson Holdings, Inc.	329	5,471
LaSalle Hotel Properties	65,119	1,688,536
Lexington Realty Trust	1,533	19,638
LTC Properties, Inc.	485	22,552
Mack-Cali Realty Corp.	12,800	355,456
Medical Properties Trust, Inc.	1,588	25,551
Monmouth Real Estate Investment Corp., Class A	752	8,001
National Health Investors, Inc.	250	16,560
New York Mortgage Trust, Inc.	1,436	10,253
NorthStar Realty Finance Corp.	2,445	24,377
Omega Healthcare Investors, Inc.	1,468	48,253
Parkway Properties, Inc.	352	6,417
Pebblebrook Hotel Trust	785	21,321
Pennsylvania Real Estate Investment Trust	932	19,320
PennyMac Mortgage Investment Trust	743	18,761
Potlatch Corp.	420	19,887
PS Business Parks, Inc.	150	11,970
RAIT Financial Trust	1,484	12,673
Ramco-Gershenson Properties Trust	811	14,168
Redwood Trust, Inc.	83,633	1,908,505
Resource Capital Corp.	1,460	9,621
Retail Opportunity Investments Corp.	927	13,729
RLJ Lodging Trust	1,243	28,639

20 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rouse Properties, Inc.	488	9,248
Ryman Hospitality Properties	415	18,451
Sabra Health Care REIT, Inc.	591	17,624
Saul Centers, Inc.	205	9,184
Select Income REIT	328	9,358
Silver Bay Realty Trust Corp.	182	3,473
Sovran Self Storage, Inc.	415	28,469
Spirit Realty Capital, Inc.	312	6,717
STAG Industrial, Inc.	666	14,679
Starwood Property Trust, Inc.	1,841	50,609
Strategic Hotels & Resorts, Inc. *	1,779	14,357
Summit Hotel Properties, Inc.	72,090	720,179
Sun Communities, Inc.	354	18,107
Sunstone Hotel Investors, Inc. *	1,485	18,429
Tejon Ranch Co. *	159	4,640
Terreno Realty Corp.	299	5,627
The Geo Group, Inc.	898	33,630
Two Harbors Investment Corp.	4,007	48,004
UMH Properties, Inc.	287	3,171
Universal Health Realty Income Trust	106	5,695
Urstadt Biddle Properties, Inc., Class A	224	4,988
Washington Real Estate Investment Trust	714	20,392
Western Asset Mortgage Capital Corp.	505	11,312
Whitestone REIT	404	6,666

		8,274,932

Retailing 5.4%
Aeropostale, Inc. *	1,044	15,305
ANN, Inc. *	741	21,889
Asbury Automotive Group, Inc. *	434	17,399
Ascena Retail Group, Inc. *	49,600	917,600
Barnes & Noble, Inc. *	342	6,200
Bebe Stores, Inc.	766	4,336
Blue Nile, Inc. *	14,602	476,463
Body Central Corp. *	677	6,892
Brown Shoe Co., Inc.	764	12,919
Cabela’s, Inc. *	584	37,493
Chico’s FAS, Inc.	88,332	1,613,826
Conn’s, Inc. *	99	4,288
Core-Mark Holding Co., Inc.	105	5,464
Destination Maternity Corp.	415	9,856
Express, Inc. *	813	14,805
Francesca’s Holdings Corp. *	331	9,453
Fred’s, Inc., Class A	52,010	740,102
Genesco, Inc. *	345	21,235
Group 1 Automotive, Inc.	250	15,120
Hibbett Sports, Inc. *	404	22,159
HomeAway, Inc. *	4,790	146,334
Hot Topic, Inc.	949	13,239
HSN, Inc.	525	27,605
Jos. A. Bank Clothiers, Inc. *	408	17,821
Kayak Software Corp. *	190	7,566
Kirkland’s, Inc. *	479	5,777
Lithia Motors, Inc., Class A	6,523	323,019
Lumber Liquidators Holdings, Inc. *	393	32,210
Monro Muffler Brake, Inc.	36,512	1,510,136
Nutrisystem, Inc.	1,004	8,132
Office Depot, Inc. *	2,606	10,059
OfficeMax, Inc.	1,012	11,648
Penske Automotive Group, Inc.	689	21,304
PetMed Express, Inc.	701	8,763
Pier 1 Imports, Inc.	1,187	27,550
Pool Corp.	614	30,098
Rent-A-Center, Inc.	645	22,530
rue21, Inc. *	288	9,187
Saks, Inc. *	932	10,765
Select Comfort Corp. *	849	18,016
Shutterfly, Inc. *	572	25,471
Sonic Automotive, Inc., Class A	15,702	345,287
Stage Stores, Inc.	26,886	744,473
Stein Mart, Inc.	603	4,770
The Bon-Ton Stores, Inc.	534	8,192
The Buckle, Inc.	280	13,594
The Cato Corp., Class A	36,886	885,633
The Children’s Place Retail Stores, Inc. *	385	18,834
The Finish Line, Inc., Class A	661	12,817
The Men’s Wearhouse, Inc.	598	20,033
The Pep Boys - Manny, Moe & Jack *	705	8,178
Tile Shop Holdings, Inc. *	5,800	143,840
Tilly’s, Inc., Class A *	145	2,094
Tuesday Morning Corp. *	1,091	8,848
Vitacost.com, Inc. *	446	3,470
Vitamin Shoppe, Inc. *	384	18,874
VOXX International Corp. *	800	7,624
Zumiez, Inc. *	26,258	760,694

		9,267,289

Semiconductors & Semiconductor Equipment 1.8%
Advanced Energy Industries, Inc. *	753	12,786
Amkor Technology, Inc. *	1,019	4,310
Applied Micro Circuits Corp. *	734	5,476
ATMI, Inc. *	546	11,875
AXT, Inc. *	1,100	3,157
Brooks Automation, Inc.	992	9,642
Cabot Microelectronics Corp. *	357	11,963
Cavium, Inc. *	37,912	1,192,332
CEVA, Inc. *	11,215	171,141
Cirrus Logic, Inc. *	931	17,978
Cymer, Inc. *	437	45,780
Diodes, Inc. *	365	7,395
Entegris, Inc. *	1,145	10,855
Entropic Communications, Inc. *	936	3,969
First Solar, Inc. *	886	41,252
FormFactor, Inc. *	1,114	5,514
GT Advanced Technologies, Inc. *	983	3,863
Hittite Microwave Corp. *	440	24,688
Inphi Corp. *	620	5,834
Integrated Device Technology, Inc. *	1,097	7,800
International Rectifier Corp. *	572	12,132
Intersil Corp., Class A	1,102	8,552
Kopin Corp. *	1,298	4,296
Lattice Semiconductor Corp. *	1,055	4,906
LTX-Credence Corp. *	1,167	6,885
MEMC Electronic Materials, Inc. *	2,534	13,684
Micrel, Inc.	970	9,758
Microsemi Corp. *	11,920	247,936
Mindspeed Technologies, Inc. *	1,088	2,492
MKS Instruments, Inc.	747	20,072

See financial notes 21

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Monolithic Power Systems, Inc.	591	14,255
Nanometrics, Inc. *	628	8,811
OmniVision Technologies, Inc. *	900	12,069
PDF Solutions, Inc. *	584	9,992
Photronics, Inc. *	1,620	12,782
PLX Technology, Inc. *	904	4,222
Power Integrations, Inc.	23,564	975,785
Rambus, Inc. *	947	6,591
RF Micro Devices, Inc. *	2,375	13,324
Rubicon Technology, Inc. *	163	1,208
Rudolph Technologies, Inc. *	702	8,192
Semtech Corp. *	848	27,195
Sigma Designs, Inc. *	1,220	5,807
Silicon Image, Inc. *	1,158	5,709
Spansion, Inc., Class A *	809	10,509
STR Holdings, Inc. *	612	1,377
Tessera Technologies, Inc.	654	13,322
TriQuint Semiconductor, Inc. *	1,424	8,316
Ultratech, Inc. *	441	12,996
Veeco Instruments, Inc. *	483	18,388
Volterra Semiconductor Corp. *	399	5,191

		3,104,364

Software & Services 6.3%
Accelrys, Inc. *	1,270	12,509
ACI Worldwide, Inc. *	5,472	257,239
Actuate Corp. *	877	5,385
Acxiom Corp. *	852	16,946
Advent Software, Inc. *	537	15,594
Angie’s List, Inc. *	368	8,920
Aspen Technology, Inc. *	16,400	499,872
AVG Technologies NV *	70,100	1,144,032
Bankrate, Inc. *	551	7,427
Blackbaud, Inc.	657	19,257
Blucora, Inc. *	750	11,077
Bottomline Technologies, Inc. *	560	14,672
Brightcove, Inc. *	325	1,957
BroadSoft, Inc. *	474	12,115
CACI International, Inc., Class A *	332	19,419
Callidus Software, Inc. *	789	3,385
Cardtronics, Inc. *	14,522	406,761
CIBER, Inc. *	1,423	6,062
CommVault Systems, Inc. *	19,653	1,445,282
comScore, Inc. *	700	11,319
Comverse, Inc. *	197	5,226
Constant Contact, Inc. *	187	2,732
Convergys Corp.	1,645	27,998
Cornerstone OnDemand, Inc. *	480	17,414
CoStar Group, Inc. *	380	41,196
CSG Systems International, Inc. *	466	10,070
Dealertrack Technologies, Inc. *	627	17,462
Dice Holdings, Inc. *	775	6,541
Digital River, Inc. *	679	9,832
EarthLink, Inc.	768	4,370
Ebix, Inc.	61,223	1,139,360
Ellie Mae, Inc. *	167	4,345
Envestnet, Inc. *	355	6,468
EPAM Systems, Inc. *	14,800	318,200
EPIQ Systems, Inc.	706	9,863
Euronet Worldwide, Inc. *	707	21,585
ExlService Holdings, Inc. *	7,300	238,126
Fair Isaac Corp.	462	21,520
FleetMatics Group plc *	9,140	214,516
Forrester Research, Inc.	22,839	818,778
Global Cash Access Holdings, Inc. *	785	5,597
Global Eagle Entertainment, Inc. *	73,970	711,591
Guidewire Software, Inc. *	192	7,695
Heartland Payment Systems, Inc.	587	19,306
Higher One Holdings, Inc. *	570	5,620
iGATE Corp. *	257	4,289
Infoblox, Inc. *	9,870	218,226
Interactive Intelligence Group, Inc. *	317	13,133
Internap Network Services Corp. *	869	6,935
IntraLinks Holdings, Inc. *	807	4,616
j2 Global, Inc.	626	25,478
Keynote Systems, Inc.	372	4,170
Liquidity Services, Inc. *	238	7,830
LivePerson, Inc. *	533	6,833
LogMeIn, Inc. *	331	7,474
Manhattan Associates, Inc. *	221	15,516
ManTech International Corp., Class A	392	10,462
Market Leader, Inc. *	447	4,479
MAXIMUS, Inc.	8,752	697,447
Mentor Graphics Corp.	1,019	18,607
MicroStrategy, Inc., Class A *	122	11,003
ModusLink Global Solutions, Inc. *	891	2,495
MoneyGram International, Inc. *	348	5,745
Monotype Imaging Holdings, Inc.	481	11,154
Monster Worldwide, Inc. *	941	4,122
Move, Inc. *	1,041	11,878
NetScout Systems, Inc. *	369	8,417
NIC, Inc.	599	10,087
NICE Systems Ltd. *	9,110	323,132
OpenTable, Inc. *	363	20,107
Pegasystems, Inc.	340	8,605
Progress Software Corp. *	788	17,785
Proofpoint, Inc. *	15,660	286,891
PROS Holdings, Inc. *	257	6,661
PTC, Inc. *	1,605	38,536
QLIK Technologies, Inc. *	1,121	29,157
QuinStreet, Inc. *	551	3,604
RealPage, Inc. *	505	10,302
Responsys, Inc. *	889	6,908
Rosetta Stone, Inc. *	529	8,956
Sapient Corp. *	1,309	15,289
SciQuest, Inc. *	370	8,458
SeaChange International, Inc. *	681	7,396
ServiceSource International, Inc. *	362	2,317
Sourcefire, Inc. *	450	21,492
SPS Commerce, Inc. *	72	3,393
SS&C Technologies Holdings, Inc. *	511	15,683
Stamps.com, Inc. *	166	5,617
Sykes Enterprises, Inc. *	329	5,063
Synacor, Inc. *	391	1,138
Synchronoss Technologies, Inc. *	435	12,328
Syntel, Inc.	187	11,813
Take-Two Interactive Software, Inc. *	938	14,314
Tangoe, Inc. *	21,760	279,834
TeleNav, Inc. *	470	2,463
TeleTech Holdings, Inc. *	251	5,344
The Active Network, Inc. *	820	4,125
TiVo, Inc. *	1,233	14,451
Travelzoo, Inc. *	203	5,183

22 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tyler Technologies, Inc. *	466	29,470
Ultimate Software Group, Inc. *	342	33,034
Unisys Corp. *	643	12,301
United Online, Inc.	776	5,277
ValueClick, Inc. *	1,051	32,434
VASCO Data Security International, Inc. *	391	3,327
Verint Systems, Inc. *	4,547	150,233
Virnetx Holding Corp. *	369	7,535
VistaPrint N.V. *	301	12,281
Vocus, Inc. *	319	2,683
Web.com Group, Inc. *	624	10,858
WebMD Health Corp. *	647	15,625
Websense, Inc. *	26,581	474,205
WEX, Inc. *	524	39,709
XO Group, Inc. *	833	9,380
Yelp, Inc. *	346	9,006
Zillow, Inc., Class A *	126	7,413
Zix Corp. *	1,368	5,144

		10,771,297

Technology Hardware & Equipment 4.1%
3D Systems Corp. *	798	30,516
ADTRAN, Inc.	781	16,401
Aeroflex Holding Corp. *	348	2,589
Anaren, Inc. *	401	9,387
Anixter International, Inc.	400	28,696
ARRIS Group, Inc. *	1,232	20,340
Aruba Networks, Inc. *	67,702	1,522,618
Aviat Networks, Inc. *	1,283	4,106
Avid Technology, Inc. *	773	5,094
Badger Meter, Inc.	136	5,940
Benchmark Electronics, Inc. *	698	12,452
Black Box Corp.	134	2,910
CalAmp Corp. *	25,794	287,087
Calix, Inc. *	848	7,233
Checkpoint Systems, Inc. *	842	9,742
Ciena Corp. *	1,278	19,119
Cognex Corp.	553	21,954
Coherent, Inc.	8,604	481,222
Comtech Telecommunications Corp.	372	9,155
Cray, Inc. *	697	14,749
Daktronics, Inc.	790	7,892
Diebold, Inc.	25,900	758,611
DTS, Inc. *	346	5,806
Electro Rent Corp.	245	4,060
Electro Scientific Industries, Inc.	263	2,835
Electronics for Imaging, Inc. *	400	10,688
Emulex Corp. *	794	4,764
Extreme Networks, Inc. *	1,418	4,722
Fabrinet *	249	3,419
FARO Technologies, Inc. *	117	4,538
FEI Co.	544	34,751
Finisar Corp. *	1,044	13,405
Globecomm Systems, Inc. *	656	8,036
GSI Group, Inc. *	370	3,160
Harmonic, Inc. *	788	4,476
Imation Corp. *	1,184	4,357
Infinera Corp. *	804	6,770
Insight Enterprises, Inc. *	288	5,219
InterDigital, Inc.	644	28,600
Intermec, Inc. *	768	7,557
InvenSense, Inc. *	302	2,815
Ixia *	42,120	693,716
KEMET Corp. *	1,092	6,803
Littelfuse, Inc.	349	24,367
Maxwell Technologies, Inc. *	653	3,983
Measurement Specialties, Inc. *	130	5,560
Mercury Systems, Inc. *	796	6,153
Methode Electronics, Inc.	461	6,629
MTS Systems Corp.	11,424	696,293
Multi-Fineline Electronix, Inc. *	162	2,469
NETGEAR, Inc. *	23,539	701,227
Newport Corp. *	655	9,923
Oclaro, Inc. *	1,205	1,639
OCZ Technology Group, Inc. *	1,106	1,449
Oplink Communications, Inc. *	255	4,187
OSI Systems, Inc. *	237	13,580
Park Electrochemical Corp.	140	3,342
Plantronics, Inc.	614	26,906
Plexus Corp. *	494	13,323
Power-One, Inc. *	894	5,650
Procera Networks, Inc. *	283	3,138
QLogic Corp. *	849	9,220
Quantum Corp. *	1,535	2,195
RealD, Inc. *	770	11,527
Rofin-Sinar Technologies, Inc. *	393	9,786
Rogers Corp. *	112	4,776
Sanmina Corp. *	993	12,532
ScanSource, Inc. *	17,906	518,737
ShoreTel, Inc. *	692	2,498
Silicon Graphics International Corp. *	772	10,036
Sonus Networks, Inc. *	1,630	3,423
STEC, Inc. *	1,607	5,833
Super Micro Computer, Inc. *	549	5,281
Symmetricom, Inc. *	431	2,241
Synaptics, Inc. *	496	20,450
SYNNEX Corp. *	408	14,117
Tellabs, Inc.	2,907	6,018
TTM Technologies, Inc. *	856	6,189
Universal Display Corp. *	598	18,801
ViaSat, Inc. *	510	24,720
Zebra Technologies Corp., Class A *	13,500	629,775

		6,986,283

Telecommunication Services 0.4%
8x8, Inc. *	22,616	163,514
Cincinnati Bell, Inc. *	1,476	5,195
Cogent Communications Group, Inc.	787	22,540
Consolidated Communications Holdings, Inc.	774	14,265
General Communication, Inc., Class A *	408	3,962
IDT Corp., Class B	265	3,919
inContact, Inc. *	52,922	428,668
Iridium Communications, Inc. *	770	5,167
Leap Wireless International, Inc. *	917	5,245
Neutral Tandem, Inc.	360	1,073
NTELOS Holdings Corp.	612	9,008
Premiere Global Services, Inc. *	1,217	13,667
USA Mobility, Inc.	677	9,187

		685,410

See financial notes 23

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 3.0%
Air Transport Services Group, Inc. *	834	4,812
Alaska Air Group, Inc. *	877	54,058
Allegiant Travel Co.	131	11,777
AMERCO	73	11,731
Arkansas Best Corp.	696	7,315
Atlas Air Worldwide Holdings, Inc. *	15,402	576,035
Avis Budget Group, Inc. *	1,447	41,731
Echo Global Logistics, Inc. *	281	4,875
Forward Air Corp.	462	17,043
Genco Shipping & Trading Ltd. *	897	1,534
Genesee & Wyoming, Inc., Class A *	2,929	249,551
Hawaiian Holdings, Inc. *	1,342	7,368
Heartland Express, Inc.	778	10,557
Hub Group, Inc., Class A *	5,739	210,334
JetBlue Airways Corp. *	2,129	14,669
Kirby Corp. *	7,100	531,719
Knight Transportation, Inc.	763	11,918
Landstar System, Inc.	23,291	1,273,086
Old Dominion Freight Line, Inc. *	981	37,769
Pacer International, Inc. *	762	4,336
Quality Distribution, Inc. *	198	1,576
Republic Airways Holdings, Inc. *	835	9,344
Roadrunner Transportation Systems, Inc. *	377	8,486
Saia, Inc. *	95	3,887
SkyWest, Inc.	318	4,551
Spirit Airlines, Inc. *	270	7,209
Swift Transportation Co. *	1,381	19,362
US Airways Group, Inc. *	83,366	1,408,885
Uti Worldwide, Inc.	33,200	487,708
Werner Enterprises, Inc.	547	12,559
XPO Logistics, Inc. *	521	8,498

		5,054,283

Utilities 2.5%
ALLETE, Inc.	473	24,289
American States Water Co.	334	18,530
Atlantic Power Corp.	1,045	4,911
Atmos Energy Corp.	15,100	669,987
Avista Corp.	816	22,889
Black Hills Corp.	624	29,259
California Water Service Group	778	15,599
CH Energy Group, Inc.	114	7,407
Chesapeake Utilities Corp.	37	1,974
Cleco Corp.	792	39,220
El Paso Electric Co.	612	22,926
IDACORP, Inc.	679	33,414
MGE Energy, Inc.	177	9,885
New Jersey Resources Corp.	5,769	272,297
Northwest Natural Gas Co.	28,466	1,265,883
NorthWestern Corp.	542	23,317
Ormat Technologies, Inc.	443	9,631
Otter Tail Corp.	608	18,970
Piedmont Natural Gas Co., Inc.	906	31,194
PNM Resources, Inc.	1,035	24,850
Portland General Electric Co.	896	28,896
South Jersey Industries, Inc.	425	26,222
Southwest Gas Corp.	635	32,175
The Empire District Electric Co.	692	15,964
The Laclede Group, Inc.	160	7,474
UIL Holdings Corp.	691	28,773
UNS Energy Corp.	11,241	572,841
Westar Energy, Inc.	14,600	510,416
WGL Holdings, Inc.	9,514	439,737
York Water Co.	254	4,763

		4,213,693

Total Common Stock
(Cost $136,961,159)		163,678,200

Other Investment Companies 3.9% of net assets

Equity Fund 0.7%
iShares Russell 2000 Value Index Fund	14,000	1,173,760

Money Market Fund 3.2%
State Street Institutional U.S. Government Money Market Fund	5,409,462	5,409,462

Total Other Investment Companies
(Cost $6,544,288)		6,583,222

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.3% of net assets

U.S. Treasury Obligations 0.3%
U.S. Treasury Bills
0.03%, 06/13/13 (a)(b)	5,000	5,000
0.08%, 06/13/13 (a)(b)	5,000	4,999
0.09%, 06/20/13 (a)(b)	485,000	484,943

Total Short-Term Investments
(Cost $494,942)		494,942

End of Investments.

At 04/30/13, the tax basis cost of the fund’s investments was $145,188,890 and the unrealized appreciation and depreciation were $28,811,811 and ($3,244,337), respectively, with a net unrealized appreciation of $25,567,474.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

24 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 06/21/13	19	1,795,690	24,513

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$163,678,200	$—	$—	$163,678,200
Other Investment Companies[1]	6,583,222	—	—	6,583,222
Short-Term Investments[1]	—	494,942	—	494,942

Total	$170,261,422	$494,942	$—	$170,756,364

Other Financial Instruments
Futures Contract[2]	$24,513	$—	$—	$24,513

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$1,808	$—	($357)	$—	($1,451)	$—	$—	$—

Total	$1,808	$—	($357)	$—	($1,451)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

See financial notes 25

 Laudus Small-Cap MarketMasters Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments, at value (cost $144,000,389)		$170,756,364
Cash		29
Receivables:
Investments sold		977,964
Fund shares sold		60,767
Dividends		56,836
Due from broker for futures		10,830
Interest		48
Prepaid expenses	+	5,367

Total assets		171,868,205

Liabilities

Payables:
Investments bought		994,155
Investment adviser and administrator fees		13,595
Shareholder service fees		1,861
Fund shares redeemed		12,096
Accrued expenses	+	34,435

Total liabilities		1,056,142

Net Assets

Total assets		171,868,205
Total liabilities	−	1,056,142

Net assets		$170,812,063

Net Assets by Source
Capital received from investors		184,658,582
Net investment loss		(721,300)
Net realized capital losses		(39,965,318)
Net unrealized capital gains		26,840,099

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$69,226,862		4,623,014		$14.97
Select Shares	$101,585,201		6,683,143		$15.20

26 See financial notes

 Laudus Small-Cap MarketMasters Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $3,448)		$1,192,015
Interest	+	1,153

Total investment income		1,193,168

Expenses

Investment adviser and administrator fees		940,353
Shareholder service fees:
Investor Shares		81,539
Select Shares		83,809
Portfolio accounting fees		38,935
Professional fees		26,252
Transfer agent fees		19,771
Registration fees		14,863
Shareholder reports		14,176
Custodian fees		13,356
Trustees’ fees		3,369
Interest expense		229
Other expenses	+	2,935

Total expenses		1,239,587
Expense reduction by CSIM and its affiliates	−	225,014
Custody credits	−	8

Net expenses	−	1,014,565

Net investment income		178,603

Realized and Unrealized Gains (Losses)

Net realized gains on investments		12,128,573
Net realized gains on futures contracts		251,488
Net realized losses on foreign currency transactions	+	(9)

Net realized gains		12,380,052
Net unrealized gains on investments		8,322,442
Net unrealized gains on futures contracts	+	229,875

Net unrealized gains	+	8,552,317

Net realized and unrealized gains		20,932,369

Increase in net assets resulting from operations		$21,110,972

See financial notes 27

 Laudus Small-Cap MarketMasters Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income (loss)		$178,603	($1,094,267)
Net realized gains		12,380,052	17,333,546
Net unrealized gains (losses)	+	8,552,317	(10,805,359)

Increase in net assets from operations		$21,110,972	$5,433,920

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		44,686	$628,557	481,008	$6,525,131
Select Shares	+	474,573	6,836,363	1,179,826	15,072,446

Total shares sold		519,259	$7,464,920	1,660,834	$21,597,577

Shares Redeemed
Investor Shares		(357,791)	($4,982,661)	(745,538)	($9,511,650)
Select Shares	+	(400,321)	(5,728,500)	(12,619,122)	(146,015,616)

Total shares redeemed		(758,112)	($10,711,161)	(13,364,660)	($155,527,266)

Net transactions in fund shares		(238,853)	($3,246,241)	(11,703,826)	($133,929,689)

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,545,010	$152,947,332	23,248,836	$281,443,101
Total increase or decrease	+	(238,853)	17,864,731	(11,703,826)	(128,495,769)

End of period		11,306,157	$170,812,063	11,545,010	$152,947,332

Net investment loss			($721,300)		($899,903)

28 See financial notes

Laudus International MarketMasters Fund™

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
Investor Shares	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	19.03		17.45	18.36	15.04	11.78	25.96

Income (loss) from investment operations:
Net investment income (loss)	0.10		0.21	0.16	0.09	0.14	0.20
Net realized and unrealized gains (losses)	3.00		1.52	(0.85)	3.41	3.63	(12.25)

Total from investment operations	3.10		1.73	(0.69)	3.50	3.77	(12.05)
Less distributions:
Distributions from net investment income	(0.43)		(0.15)	(0.22)	(0.18)	(0.51)	(0.10)
Distributions from net realized gains	—		—	—	—	—	(2.03)

Total distributions	—		(0.15)	(0.22)	(0.18)	(0.51)	(2.13)

Net asset value at end of period	21.70		19.03	17.45	18.36	15.04	11.78

Total return (%)	16.59	[1]	10.05	(3.87)	23.47	33.64	(49.97)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.40	[2]	1.53 [3]	1.59	1.60	1.62	1.59
Gross operating expenses	1.61	[2]	1.62	1.60	1.62	1.63	1.59
Net investment income (loss)	0.97	[2]	1.19	0.80	0.53	0.95	0.95
Portfolio turnover rate	33	[1]	68	78	83	96	88
Net assets, end of period ($ x 1,000,000)	648		592	665	849	931	918

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
Select Shares	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	19.03		17.46	18.38	15.05	11.80	26.00

Income (loss) from investment operations:
Net investment income (loss)	0.13		0.25	0.19	0.10	0.15	0.23
Net realized and unrealized gains (losses)	2.99		1.50	(0.86)	3.43	3.64	(12.27)

Total from investment operations	3.12		1.75	(0.67)	3.53	3.79	(12.04)
Less distributions:
Distributions from net investment income	(0.46)		(0.18)	(0.25)	(0.20)	(0.54)	(0.13)
Distributions from net realized gains	—		—	—	—	—	(2.03)

Total distributions	—		(0.18)	(0.25)	(0.20)	(0.54)	(2.16)

Net asset value at end of period	21.69		19.03	17.46	18.38	15.05	11.80

Total return (%)	16.72	[1]	10.20	(3.76)	23.68	33.82	(49.91)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.25	[2]	1.37 [3]	1.45	1.48 [4]	1.47	1.48 [4]
Gross operating expenses	1.45	[2]	1.47	1.47	1.50	1.58	1.54
Net investment income (loss)	1.18	[2]	1.40	0.99	0.69	1.08	1.08
Portfolio turnover rate	33	[1]	68	78	83	96	88
Net assets, end of period ($ x 1,000,000)	1,327		1,062	961	948	630	540

* Unaudited.

1 Not annualized.
2 Annualized.
3 Effective June 6, 2012, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/12 is a blended ratio.
4 The ratio of net operating expenses would have been 1.47% if certain non-routine expenses had not been incurred.

See financial notes 29

 Laudus International MarketMasters Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

95.3%	Common Stock	1,443,383,135	1,883,771,818
0.1%	Preferred Stock	803,694	1,027,492
3.7%	Other Investment Companies	73,421,813	72,899,443
0.0%	Rights	419,648	367,319
0.1%	Short-Term Investments	2,170,789	2,170,789

99.2%	Total Investments	1,520,199,079	1,960,236,861
0.8%	Other Assets and Liabilities, Net		14,955,695

100.0%	Net Assets		1,975,192,556

	Number	Value
Security	of Shares	($)

Common Stock 95.3% of net assets

Australia 5.5%

Banks 0.3%
Australia & New Zealand Banking Group Ltd.	41,901	1,384,712
Bendigo & Adelaide Bank Ltd.	6,444	73,958
Commonwealth Bank of Australia	24,782	1,888,905
National Australia Bank Ltd.	35,796	1,263,165
Westpac Banking Corp.	47,466	1,665,109

		6,275,849

Capital Goods 0.5%
Leighton Holdings Ltd.	2,271	47,166
Monadelphous Group Ltd.	467,500	10,158,546

		10,205,712

Commercial & Professional Supplies 0.4%
ALS Ltd.	5,060	51,435
Brambles Ltd.	23,345	211,360
McMillan Shakespeare Ltd.	152,390	2,411,485
Seek Ltd.	65,022	754,385
Transfield Services Ltd.	2,260,626	3,747,100

		7,175,765

Consumer Services 0.3%
Crown Ltd.	6,204	83,015
Echo Entertainment Group Ltd.	12,297	46,151
Flight Centre Ltd.	158,058	6,257,779
TABCORP Holdings Ltd.	10,270	36,762
Tatts Group Ltd.	22,383	75,906

		6,499,613

Diversified Financials 0.0%
ASX Ltd.	2,806	109,405
Macquarie Group Ltd.	4,847	197,184

		306,589

Energy 0.1%
Caltex Australia Ltd.	2,024	45,212
Origin Energy Ltd.	16,850	215,720
Santos Ltd.	14,656	188,257
Whitehaven Coal Ltd.	6,829	13,823
Woodside Petroleum Ltd.	9,980	389,357
WorleyParsons Ltd.	3,314	78,349

		930,718

Food & Staples Retailing 0.1%
Metcash Ltd.	14,377	61,009
Wesfarmers Ltd.	15,554	699,748
Woolworths Ltd.	19,039	719,089

		1,479,846

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	8,985	141,150
Treasury Wine Estates Ltd.	9,858	59,749

		200,899

Health Care Equipment & Services 0.0%
Cochlear Ltd.	852	58,342
Ramsay Health Care Ltd.	1,970	65,416
Sonic Healthcare Ltd.	5,555	76,345

		200,103

Insurance 0.5%
AMP Ltd.	1,698,535	9,519,651
Insurance Australia Group Ltd.	32,789	197,966
QBE Insurance Group Ltd.	18,204	252,652
Suncorp Group Ltd.	20,038	269,878

		10,240,147

Materials 1.5%
Alumina Ltd. *	36,590	36,590
Amcor Ltd.	598,652	6,148,073
BHP Billiton Ltd.	49,188	1,653,649
BHP Billiton Ltd. ADR	84,325	5,668,326
Boral Ltd.	10,945	56,811
DuluxGroup Ltd.	146,102	711,187
Fortescue Metals Group Ltd.	21,499	78,534
Iluka Resources Ltd.	6,278	58,325
Incitec Pivot Ltd.	26,096	78,302
Newcrest Mining Ltd.	11,930	208,995
Orica Ltd.	542,692	12,869,022
OZ Minerals Ltd.	4,856	21,765
Regis Resources Ltd. *	485,370	1,916,595
Rio Tinto Ltd.	6,611	384,745
Sims Metal Management Ltd.	2,464	24,718

		29,915,637

Media 0.0%
REA Group Ltd.	14,121	455,633

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	56,905	3,718,906

Real Estate 1.1%
CFS Retail Property Trust Group	32,493	74,042
Commonwealth Property Office Fund	11,902,377	14,302,881

30 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dexus Property Group	72,559	86,798
Federation Centres	22,668	61,100
Goodman Group	25,244	136,551
GPT Group	22,446	95,498
Lend Lease Group	8,133	90,902
Mirvac Group	51,235	94,085
Shopping Centres Australasia Property Group *	2,863,607	4,809,297
Stockland	32,727	131,520
Westfield Group	32,509	393,234
Westfield Retail Trust	45,683	156,204

		20,432,112

Retailing 0.0%
Harvey Norman Holdings Ltd.	7,965	24,797
Super Cheap Auto Group Ltd.	25,506	348,312

		373,109

Software & Services 0.2%
carsales.com Ltd.	401,550	4,028,860
Computershare Ltd.	6,665	68,660

		4,097,520

Telecommunication Services 0.3%
Telstra Corp., Ltd.	1,219,626	6,299,069

Transportation 0.0%
Asciano Ltd.	14,625	81,933
Aurizon Holdings Ltd.	26,915	115,859
Qantas Airways Ltd. *	16,643	32,800
Sydney Airport	1,870	6,709
Toll Holdings Ltd.	10,116	59,846
Transurban Group	20,579	145,582

		442,729

Utilities 0.0%
AGL Energy Ltd.	8,346	137,428
APA Group	12,878	86,968
SP AusNet	24,580	31,988

		256,384

		109,506,340

Austria 0.3%

Banks 0.0%
Erste Group Bank AG *	3,290	103,121
Raiffeisen Bank International AG	733	25,875

		128,996

Capital Goods 0.1%
Andritz AG	44,418	2,892,643

Energy 0.0%
OMV AG	2,275	106,867

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	576	30,502

Materials 0.0%
Voestalpine AG	1,648	51,675

Real Estate 0.0%
Immofinanz AG *	13,432	54,922

Semiconductors & Semiconductor Equipment 0.2%
AMS AG	32,026	2,986,292

Telecommunication Services 0.0%
Telekom Austria AG	2,926	20,071

Utilities 0.0%
Verbund AG	1,021	22,352

		6,294,320

Belgium 0.2%

Banks 0.0%
KBC GROEP N.V.	3,694	144,587

Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	1,210	93,652

Food & Staples Retailing 0.1%
Colruyt S.A.	29,518	1,490,858
Delhaize Group S.A.	1,527	95,550

		1,586,408

Food, Beverage & Tobacco 0.1%
Anheuser-Busch InBev N.V.	12,382	1,189,545

Insurance 0.0%
Ageas	3,420	125,252

Materials 0.0%
Solvay S.A.	938	137,428
Umicore S.A.	1,709	79,206

		216,634

Media 0.0%
Telenet Group Holding N.V.	838	45,067

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
ThromboGenics N.V. *	9,403	459,296
UCB S.A.	1,687	99,564

		558,860

Telecommunication Services 0.0%
Belgacom S.A.	2,281	52,515

		4,012,520

Brazil 1.1%

Capital Goods 0.2%
Mills Estruturas e Servicos de Engenharia S.A.	248,000	4,071,873

Commercial & Professional Supplies 0.0%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	21,000	393,602

Consumer Services 0.2%
Estacio Participacoes S.A.	184,500	4,398,675

Food & Staples Retailing 0.2%
Brazil Pharma S.A.	505,000	3,230,788

Insurance 0.1%
BB Seguridade Participacoes S.A. *	192,600	1,641,300

Materials 0.2%
Vale S.A. ADR	205,400	3,510,286

Transportation 0.1%
CCR S.A.	180,300	1,782,499

See financial notes 31

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	97,800	1,376,019
Tractebel Energia S.A.	50,000	890,916

		2,266,935

		21,295,958

Cambodia 0.1%

Consumer Services 0.1%
NagaCorp Ltd.	3,286,000	2,612,555

Canada 3.7%

Capital Goods 0.0%
Finning International, Inc.	13,350	288,083

Diversified Financials 0.1%
CI Financial Corp.	61,622	1,725,502

Energy 0.6%
Canadian Natural Resources Ltd.	68,400	2,006,856
Pason Systems, Inc.	314,100	5,378,158
Suncor Energy, Inc.	105,525	3,287,104

		10,672,118

Food & Staples Retailing 0.1%
Metro, Inc.	31,344	2,125,586

Materials 0.8%
Agrium, Inc.	18,600	1,705,062
Detour Gold Corp. *	116,302	1,399,156
Detour Gold Corp. (b)(c)	21,058	253,336
Norbord, Inc. *	91,510	3,051,999
Potash Corp. of Saskatchewan, Inc.	144,325	6,076,082
West Fraser Timber Co., Ltd.	43,810	3,825,031

		16,310,666

Media 0.5%
Thomson Reuters Corp.	300,300	10,060,177

Real Estate 0.4%
Brookfield Asset Management, Inc., Class A	26,987	1,041,428
Morguard REIT	135,490	2,462,477
Northern Property REIT	118,400	3,794,864

		7,298,769

Retailing 0.1%
Dollarama, Inc.	36,000	2,637,153

Transportation 1.1%
Canadian National Railway Co.	121,312	11,886,150
Canadian Pacific Railway Ltd.	70,075	8,732,746
WestJet Airlines Ltd.	37,806	928,404

		21,547,300

		72,665,354

Chile 0.2%

Diversified Financials 0.0%
Inversiones La Construccion S.A.	19,921	381,898

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CFR Pharmaceuticals S.A.	2,284,194	589,297

Real Estate 0.1%
Parque Arauco S.A.	517,317	1,337,807

Software & Services 0.0%
Sonda S.A.	164,392	568,940

Telecommunication Services 0.1%
ENTEL Chile S.A.	60,532	1,167,004

		4,044,946

China 1.6%

Automobiles & Components 0.2%
Great Wall Motor Co., Ltd., Class H	570,000	2,476,636
Minth Group Ltd.	712,000	1,276,047

		3,752,683

Banks 0.5%
China Merchants Bank Co., Ltd., Class H	1,747,000	3,731,789
Industrial & Commercial Bank of China Ltd., Class H	8,369,000	5,899,347

		9,631,136

Capital Goods 0.2%
CIMC Enric Holdings Ltd.	1,648,000	1,787,511
Haitian International Holdings Ltd.	1,305,000	2,233,256

		4,020,767

Consumer Durables & Apparel 0.1%
Sunny Optical Technology Group Co., Ltd.	1,489,670	1,976,732

Energy 0.1%
Anton Oilfield Services Group	2,570,000	2,057,190

Health Care Equipment & Services 0.1%
Ginko International Co., Ltd.	183,233	3,401,070

Materials 0.1%
AMVIG Holdings Ltd. (b)	5,574,000	2,155,799

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Sino Biopharmaceutical Ltd.	960,000	662,424
WuXi PharmaTech Cayman, Inc. ADR *	22,248	424,269

		1,086,693

Technology Hardware & Equipment 0.2%
Hollysys Automation Technologies Ltd. *	37,761	454,643
Ju Teng International Holdings Ltd.	4,584,000	2,989,482

		3,444,125

		31,526,195

Cyprus 0.0%

Energy 0.0%
Prosafe SE	19,612	188,603

Denmark 1.3%

Banks 0.0%
Danske Bank A/S *	10,154	192,284

Consumer Durables & Apparel 0.3%
Pandora A/S	240,090	7,346,120

32 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.0%
Carlsberg A/S, Class B	1,681	156,280

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	1,705	92,763
GN Store Nord A/S	68,231	1,247,897
William Demant Holding A/S *	443	35,471

		1,376,131

Insurance 0.0%
Tryg A/S	368	31,896

Materials 0.6%
Christian Hansen Holding A/S	343,414	12,392,621
Novozymes A/S, B Shares	3,747	129,688

		12,522,309

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	6,280	1,105,435

Software & Services 0.2%
SimCorp A/S	11,925	3,485,853

Telecommunication Services 0.0%
TDC A/S	10,598	86,003

Transportation 0.0%
AP Moller - Maersk A/S, Series A	9	61,601
AP Moller - Maersk A/S, Series B	20	142,420
DSV A/S	3,059	77,052

		281,073

		26,583,384

Finland 0.2%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	1,651	71,719

Capital Goods 0.2%
Kone Oyj, Class B	25,153	2,223,236
Metso Oyj	1,916	78,944
Wartsila Oyj Abp	2,658	130,703

		2,432,883

Diversified Financials 0.0%
Pohjola Bank plc, A Shares	2,071	35,255

Energy 0.0%
Neste Oil Oyj	1,922	30,014

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	1,003	30,115

Insurance 0.0%
Sampo Oyj, A Shares	6,533	261,417

Materials 0.0%
Stora Enso Oyj, R Shares	8,723	60,834
UPM-Kymmene Oyj	8,330	87,696

		148,530

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	1,428	41,038

Technology Hardware & Equipment 0.0%
Nokia Oyj	57,419	192,910

Telecommunication Services 0.0%
Elisa Oyj	2,120	40,212

Utilities 0.0%
Fortum Oyj	6,918	128,588

		3,412,681

France 6.9%

Automobiles & Components 0.0%
Compagnie Generale des Etablissements Michelin	2,745	232,123
Peugeot S.A. *	3,449	27,611
Renault S.A.	2,997	206,837

		466,571

Banks 1.0%
BNP Paribas S.A.	356,203	19,861,130
Credit Agricole S.A. *	14,879	136,302
Natixis	13,865	60,777
Societe Generale S.A. *	10,648	386,809

		20,445,018

Capital Goods 0.6%
Alstom S.A.	3,268	134,211
Bouygues S.A.	2,833	79,162
Compagnie de Saint-Gobain	39,807	1,594,228
Legrand S.A.	3,543	165,347
Mersen	92,004	2,128,503
Nexans S.A.	105,531	4,849,167
Rexel S.A.	2,466	54,313
Safran S.A.	3,491	171,603
Schneider Electric S.A.	8,134	620,109
Thales S.A.	1,517	65,916
Vallourec S.A.	1,597	76,648
Vinci S.A.	6,963	335,664
Zodiac Aerospace	5,358	672,209

		10,947,080

Commercial & Professional Supplies 0.2%
Bureau Veritas S.A.	894	109,543
Edenred	2,754	91,745
Societe BIC S.A.	8,528	909,433
Teleperformance	49,300	2,168,138

		3,278,859

Consumer Durables & Apparel 0.5%
Christian Dior S.A.	40,571	7,081,254
Hermes International	4,233	1,429,434
LVMH Moet Hennessy Louis Vuitton S.A.	3,864	669,572

		9,180,260

Consumer Services 0.0%
Accor S.A.	2,211	73,210
Sodexo	1,491	124,510

		197,720

Diversified Financials 0.0%
Eurazeo	496	26,318
Wendel S.A.	493	53,433

		79,751

Energy 0.1%
Compagnie Generale de Geophysique - Veritas *	2,590	56,029
Technip S.A.	1,522	163,250

See financial notes 33

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Total S.A.	32,800	1,651,055

		1,870,334

Food & Staples Retailing 0.0%
Carrefour S.A.	9,083	269,757
Casino Guichard Perrachon S.A.	918	99,295

		369,052

Food, Beverage & Tobacco 0.5%
Danone S.A.	112,947	8,614,262
Pernod-Ricard S.A.	3,214	398,119
Remy Cointreau S.A.	330	38,415

		9,050,796

Health Care Equipment & Services 0.2%
Essilor International S.A.	3,059	344,665
Medica S.A.	186,943	3,461,497

		3,806,162

Household & Personal Products 0.0%
L’Oreal S.A.	3,759	670,947

Insurance 0.2%
AXA S.A.	26,826	502,361
CNP Assurances	2,227	31,564
Euler Hermes S.A.	24,338	2,327,251
SCOR SE	2,591	78,636

		2,939,812

Materials 0.1%
Air Liquide S.A.	4,740	600,540
Arkema S.A.	22,131	2,074,733
Imerys S.A.	509	33,513
Lafarge S.A.	2,886	186,831

		2,895,617

Media 0.7%
Eutelsat Communications S.A.	1,976	71,399
Ipsos	109,533	3,671,151
JC Decaux S.A.	997	27,430
Lagardere S.C.A.	1,770	65,787
Publicis Groupe S.A.	147,468	10,254,674

		14,090,441

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Boiron S.A.	74,612	4,228,141
Eurofins Scientific *	25,880	5,625,098
Sanofi	18,342	1,983,055

		11,836,294

Real Estate 0.3%
Fonciere des Regions	412	32,873
Gecina S.A.	329	39,645
ICADE	350	32,354
Klepierre	1,564	66,369
Unibail-Rodamco SE	21,034	5,498,596

		5,669,837

Retailing 0.5%
PPR	44,082	9,709,982

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	9,557	83,155

Software & Services 0.2%
Altran Technologies S.A. *	426,230	3,355,494
AtoS	901	62,767
Cap Gemini S.A.	2,219	102,310
Dassault Systemes S.A.	981	119,758

		3,640,329

Technology Hardware & Equipment 0.8%
Gemalto N.V.	1,173	95,884
Ingenico	109,974	7,387,964
Neopost S.A.	122,744	8,091,025

		15,574,873

Telecommunication Services 0.0%
France Telecom S.A.	28,027	299,311
Iliad S.A.	348	79,560
Vivendi S.A.	20,511	464,613

		843,484

Transportation 0.0%
Aeroports de Paris	519	46,975
Groupe Eurotunnel S.A. - Reg’d	8,871	74,324

		121,299

Utilities 0.4%
EDF S.A.	3,627	81,201
GDF Suez	20,159	432,215
Rubis	119,942	7,713,332
Suez Environnement Co.	4,195	60,203
Veolia Environnement S.A.	5,454	75,442

		8,362,393

		136,130,066

Germany 7.4%

Automobiles & Components 1.5%
Bayerische Motoren Werke AG	71,894	6,648,045
Continental AG	1,701	202,330
Daimler AG - Reg’d	348,312	19,312,176
ElringKlinger AG	121,753	3,981,731
Volkswagen AG	442	86,119

		30,230,401

Banks 0.1%
Aareal Bank AG *	102,510	2,470,570
Commerzbank AG *	5,628	75,963

		2,546,533

Capital Goods 1.4%
Brenntag AG	11,117	1,898,352
Duerr AG	26,800	3,054,802
GEA Group AG	2,817	95,456
Hochtief AG *	480	33,397
KUKA AG *	43,086	1,950,690
MAN SE	665	74,610
MTU Aero Engines Holding AG	95,157	9,013,887
NORMA Group	185,368	6,547,620
Rational AG	11,284	3,503,075
Siemens AG - Reg’d	12,897	1,347,569

		27,519,458

Commercial & Professional Supplies 0.3%
Bertrandt AG	4,239	488,376
Bilfinger SE	56,212	5,641,951

		6,130,327

Consumer Durables & Apparel 0.1%
Adidas AG	3,242	339,007
Gerry Weber International AG	18,834	827,239

34 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hugo Boss AG	414	48,252

		1,214,498

Diversified Financials 0.1%
Deutsche Bank AG - Reg’d	14,133	650,585
Deutsche Boerse AG	3,030	189,363

		839,948

Food & Staples Retailing 0.0%
Metro AG	1,944	60,717

Food, Beverage & Tobacco 0.0%
Suedzucker AG	1,360	54,866

Health Care Equipment & Services 0.0%
Celesio AG	1,275	25,246
Fresenius Medical Care AG & Co KGaA	3,256	224,325
Fresenius SE & Co KGaA	1,919	240,744

		490,315

Household & Personal Products 0.0%
Beiersdorf AG	1,597	144,660
Henkel AG & Co. KGaA	2,052	160,843

		305,503

Insurance 0.8%
Allianz SE - Reg’d	104,034	15,388,763
Hannover Rueckversicherung AG - Reg’d	904	76,484
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	2,722	545,234

		16,010,481

Materials 1.3%
BASF SE	14,156	1,325,179
BASF SE ADR	46,050	4,296,465
HeidelbergCement AG	2,226	160,691
K&S AG - Reg’d	2,720	120,416
Lanxess AG	1,318	96,255
Linde AG	2,864	542,280
Salzgitter AG	586	23,066
Symrise AG	434,719	18,581,534
ThyssenKrupp AG *	6,015	109,044

		25,254,930

Media 0.2%
Axel Springer AG	593	25,024
GfK SE (b)	74,581	4,255,850
Kabel Deutschland Holding AG	1,308	124,168

		4,405,042

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg’d	61,960	6,477,698
Merck KGaA	1,024	156,003
QIAGEN N.V. *	169,552	3,360,903

		9,994,604

Real Estate 0.2%
Deutsche Wohnen AG	84,469	1,489,664
TAG Immobilien AG	260,050	3,150,751

		4,640,415

Retailing 0.3%
Fielmann AG	60,527	5,841,203

Semiconductors & Semiconductor Equipment 0.0%
Infineon Technologies AG	16,932	133,934

Software & Services 0.4%
SAP AG	33,805	2,695,000
United Internet AG - Reg’d	1,612	44,261
Wirecard AG	198,870	5,345,863

		8,085,124

Technology Hardware & Equipment 0.1%
Wincor Nixdorf AG	15,868	836,958

Telecommunication Services 0.0%
Deutsche Telekom AG - Reg’d	42,630	504,916

Transportation 0.0%
Deutsche Lufthansa AG - Reg’d	3,433	68,737
Deutsche Post AG - Reg’d	14,072	334,505
Fraport AG Frankfurt Airport Services Worldwide	551	32,967

		436,209

Utilities 0.1%
E.ON SE AG	27,338	496,473
RWE AG	7,394	266,474

		762,947

		146,299,329

Greece 0.0%

Consumer Services 0.0%
OPAP S.A.	3,348	33,003

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. (OTE) *	3,767	32,742

		65,745

Hong Kong 2.7%

Banks 0.2%
Bank of East Asia Ltd.	17,800	73,340
BOC Hong Kong (Holdings) Ltd.	58,000	199,879
Dah Sing Banking Group Ltd.	1,762,400	2,597,099
Hang Seng Bank Ltd.	12,000	201,005

		3,071,323

Capital Goods 0.0%
Hopewell Holdings Ltd.	8,500	32,901
Hutchison Whampoa Ltd.	33,000	359,014
Noble Group Ltd.	58,000	53,203
NWS Holdings Ltd.	20,000	35,759

		480,877

Consumer Durables & Apparel 0.5%
Haier Electronics Group Co., Ltd. *	210,000	375,465
Man Wah Holdings Ltd.	2,529,200	2,463,540
Techtronic Industries Co., Ltd.	3,098,500	7,425,287
Yue Yuen Industrial Holdings Ltd.	11,000	38,122

		10,302,414

Consumer Services 0.0%
Galaxy Entertainment Group Ltd. *	32,000	143,661
MGM China Holdings Ltd.	14,000	33,048
Sands China Ltd.	38,000	199,803
Shangri-La Asia Ltd.	26,000	50,372
SJM Holdings Ltd.	29,683	74,938

See financial notes 35

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wynn Macau Ltd. *	23,200	70,562

		572,384

Diversified Financials 0.0%
First Pacific Co., Ltd.	32,000	44,319
Hong Kong Exchanges & Clearing Ltd.	16,500	278,282
Value Partners Group Ltd.	663,000	407,025

		729,626

Energy 0.2%
Kunlun Energy Co., Ltd.	1,760,000	3,449,196

Food, Beverage & Tobacco 0.0%
Biostime International Holdings Ltd.	19,000	109,634

Insurance 0.1%
AIA Group Ltd.	186,000	827,413

Real Estate 0.7%
Cheung Kong (Holdings) Ltd.	21,410	323,114
China Overseas Grand Oceans Group Ltd.	2,398,250	3,780,446
China Overseas Land & Investment Ltd.	1,202,000	3,670,020
Hang Lung Properties Ltd.	35,000	136,279
Henderson Land Development Co., Ltd.	15,000	108,848
Hysan Development Co., Ltd.	10,000	49,663
Kerry Properties Ltd.	11,000	49,911
New World Development Co., Ltd.	54,000	94,397
Sino Land Co., Ltd.	44,000	72,509
Sun Hung Kai Properties Ltd.	24,000	347,042
Swire Pacific Ltd., Class A	10,500	133,614
Swire Properties Ltd.	17,800	63,641
The Link REIT	35,500	201,242
Wharf Holdings Ltd.	420,349	3,754,598
Wheelock & Co., Ltd.	14,000	78,015

		12,863,339

Retailing 0.3%
Emperor Watch & Jewellery Ltd.	48,603,941	4,960,895
Li & Fung Ltd.	90,000	116,807
Sa Sa International Holdings Ltd.	1,016,000	1,059,329

		6,137,031

Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	240,900	2,487,513

Technology Hardware & Equipment 0.3%
AAC Technologies Holdings, Inc.	1,152,500	5,641,333
China High Precision Automation Group Ltd. (a)(b)	766,000	12,240

		5,653,573

Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	34,000	35,722
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,322,000	1,239,667
PCCW Ltd.	60,000	30,572
SmarTone Telecommunications Holdings Ltd.	648,500	1,156,875

		2,462,836

Transportation 0.2%
Cathay Pacific Airways Ltd.	18,000	31,727
MTR Corp., Ltd.	23,500	97,004
Orient Overseas International Ltd.	3,500	20,833
Pacific Basin Shipping Ltd.	5,661,000	3,238,341

		3,387,905

Utilities 0.0%
Cheung Kong Infrastructure Holdings Ltd.	7,400	53,740
CLP Holdings Ltd.	26,500	233,741
Hong Kong & China Gas Co., Ltd.	81,400	245,187
Power Assets Holdings Ltd.	21,000	205,355

		738,023

		53,273,087

India 1.0%

Banks 0.1%
Gruh Finance Ltd.	81,591	288,459
IndusInd Bank Ltd.	99,537	864,682
Yes Bank Ltd.	98,736	920,672

		2,073,813

Diversified Financials 0.1%
Mahindra & Mahindra Financial Services Ltd.	520,282	2,205,902

Food, Beverage & Tobacco 0.1%
McLeod Russel India Ltd.	372,260	2,166,299

Health Care Equipment & Services 0.1%
Apollo Hospitals Enterprise Ltd.	105,900	1,639,755

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Glenmark Pharmaceuticals Ltd.	149,790	1,355,415
Ipca Laboratories Ltd.	56,559	533,623
Lupin Ltd.	73,748	963,175
Wockhardt Ltd. *	100,700	3,563,238

		6,415,451

Real Estate 0.0%
Oberoi Realty Ltd.	82,032	371,709

Software & Services 0.2%
HCL Technologies Ltd.	79,973	1,069,887
Tata Consultancy Services Ltd.	119,584	3,060,783

		4,130,670

		19,003,599

Indonesia 0.6%

Banks 0.1%
PT Bank Rakyat Indonesia (Persero) Tbk	2,404,500	2,328,817

Real Estate 0.2%
PT Alam Sutera Realty Tbk	8,733,000	944,822
PT Ciputra Development Tbk	2,867,000	406,523
PT Pakuwon Jati Tbk	47,093,000	1,963,010

		3,314,355

Technology Hardware & Equipment 0.1%
PT Erajaya Swasembada Tbk *	5,630,000	1,811,537

Telecommunication Services 0.2%
PT Telekomunikasi Indonesia (Persero) Tbk	2,811,500	3,387,247

		10,841,956

36 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Ireland 1.2%

Banks 0.1%
Bank of Ireland *	8,358,400	1,862,178

Capital Goods 0.3%
Eaton Corp. plc	54,700	3,359,127
Ingersoll-Rand plc	43,200	2,324,160

		5,683,287

Commercial & Professional Supplies 0.3%
Experian plc	388,479	6,835,177

Energy 0.1%
Dragon Oil plc	119,023	1,172,706

Food, Beverage & Tobacco 0.3%
Glanbia plc	396,956	5,313,897
Kerry Group plc, Class A	2,289	135,381

		5,449,278

Materials 0.1%
CRH plc	11,148	240,057
Smurfit Kappa Group plc	155,350	2,309,733

		2,549,790

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Elan Corp. plc *	7,936	91,860
Shire plc	8,489	264,619

		356,479

Transportation 0.0%
Ryanair Holdings plc ADR	12,435	538,933

		24,447,828

Israel 0.5%

Banks 0.0%
Bank Hapoalim B.M. *	15,869	73,819
Bank Leumi Le-Israel B.M. *	18,157	64,537
Mizrahi Tefahot Bank Ltd. *	1,853	18,957

		157,313

Energy 0.0%
Delek Group Ltd.	68	17,928

Materials 0.0%
Israel Chemicals Ltd.	6,666	79,436
The Israel Corp., Ltd. *	35	22,538

		101,974

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Teva Pharmaceutical Industries Ltd.	13,696	525,838

Semiconductors & Semiconductor Equipment 0.0%
Mellanox Technologies Ltd. *	612	32,061

Software & Services 0.5%
Check Point Software Technologies Ltd. *	196,100	9,142,182
NICE Systems Ltd. *	898	31,853

		9,174,035

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	26,399	38,345

		10,047,494

Italy 2.4%

Automobiles & Components 0.0%
Fiat S.p.A. *	13,397	80,281
Pirelli & C. S.p.A.	3,567	37,100

		117,381

Banks 0.9%
Banca Monte dei Paschi di Siena S.p.A. *	73,168	20,648
Banco Popolare Scarl *	26,443	38,198
Intesa Sanpaolo S.p.A.	9,458,627	17,177,972
Intesa Sanpaolo S.p.A. - RSP	13,982	21,942
UniCredit S.p.A. *	61,264	320,205
Unione di Banche Italiane S.C.P.A.	12,391	51,822

		17,630,787

Capital Goods 0.7%
Fiat Industrial S.p.A.	1,107,633	12,507,715
Finmeccanica S.p.A. *	6,068	31,609
Prysmian S.p.A.	3,054	61,644

		12,600,968

Consumer Durables & Apparel 0.2%
Luxottica Group S.p.A.	2,543	131,713
Salvatore Ferragamo Italia S.p.A.	93,940	2,806,959
Tod’s S.p.A.	9,619	1,397,537

		4,336,209

Diversified Financials 0.5%
Azimut Holding S.p.A.	65,239	1,214,173
Banca Generali S.p.A.	408,530	8,431,307
Exor S.p.A.	961	29,119
Mediobanca S.p.A.	7,747	49,307

		9,723,906

Energy 0.1%
Eni S.p.A.	39,252	936,804
Saipem S.p.A.	4,111	116,655
Tenaris S.A.	7,371	164,332

		1,217,791

Insurance 0.0%
Assicurazioni Generali S.p.A.	17,664	324,413

Telecommunication Services 0.0%
Telecom Italia S.p.A.	146,192	124,175
Telecom Italia S.p.A. - RSP	90,360	62,757

		186,932

Transportation 0.0%
Atlantia S.p.A.	4,962	88,713

Utilities 0.0%
Enel Green Power S.p.A.	26,240	55,976
Enel S.p.A.	99,769	385,844
Snam S.p.A.	25,096	123,501
Terna - Rete Elettrica Nationale S.p.A.	21,282	99,613

		664,934

		46,892,034

Japan 15.7%

Automobiles & Components 3.1%
Aisin Seiki Co., Ltd.	2,900	104,681

See financial notes 37

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bridgestone Corp.	10,100	381,208
Daihatsu Motor Co., Ltd.	3,000	59,510
Denso Corp.	114,600	5,138,738
F.C.C. Co., Ltd.	413,700	10,487,828
Fuji Heavy Industries Ltd.	368,000	6,946,174
Honda Motor Co., Ltd.	377,607	15,067,449
Isuzu Motors Ltd.	18,317	122,071
Koito Manufacturing Co., Ltd.	2,000	38,691
Mazda Motor Corp. *	44,000	150,763
Mitsubishi Motors Corp. *	58,000	68,514
Musashi Seimitsu Industry Co., Ltd.	74,200	1,792,564
NGK Spark Plug Co., Ltd.	3,000	50,576
NHK Spring Co., Ltd.	2,200	23,814
Nifco, Inc.	302,300	6,902,175
Nissan Motors Co., Ltd.	37,600	392,254
NOK Corp.	1,600	23,073
Stanley Electric Co., Ltd.	2,200	42,195
Sumitomo Rubber Industries Ltd.	2,600	48,009
Suzuki Motor Corp.	5,400	138,759
Toyoda Gosei Co., Ltd.	1,000	25,953
Toyota Boshoku Corp.	1,000	14,374
Toyota Industries Corp.	2,514	102,943
Toyota Motor Corp.	232,577	13,498,262
TS Tech Co., Ltd.	12,400	376,554
Yamaha Motor Co., Ltd.	4,200	58,592

		62,055,724

Banks 0.9%
Aozora Bank Ltd.	16,000	50,129
Fukuoka Financial Group, Inc.	12,000	61,389
Mitsubishi UFJ Financial Group, Inc.	196,400	1,332,542
Mizuho Financial Group, Inc.	352,900	776,541
Resona Holdings, Inc.	29,500	157,463
Seven Bank Ltd.	873,400	3,101,378
Shinsei Bank Ltd.	21,000	58,941
Sumitomo Mitsui Financial Group, Inc.	210,600	9,954,498
Sumitomo Mitsui Trust Holdings, Inc.	49,000	246,250
Suruga Bank Ltd.	105,000	1,857,672
The Bank of Kyoto Ltd.	5,000	52,606
The Bank of Yokohama Ltd.	19,000	115,591
The Chiba Bank Ltd.	12,000	93,176
The Chugoku Bank Ltd.	3,000	52,308
The Gunma Bank Ltd.	6,000	38,171
The Hachijuni Bank Ltd.	7,000	47,659
The Hiroshima Bank Ltd.	8,000	42,173
The Iyo Bank Ltd.	4,000	41,894
The Joyo Bank Ltd.	10,000	61,470
The Nishi-Nippon City Bank Ltd.	10,000	33,360
The Shizuoka Bank Ltd.	8,454	103,480
Yamaguchi Financial Group, Inc.	3,274	35,555

		18,314,246

Capital Goods 2.1%
Aica Kogyo Co., Ltd.	164,200	3,307,494
Aida Engineering Ltd.	339,300	2,807,017
Amada Co., Ltd.	6,000	48,146
Asahi Glass Co., Ltd.	16,000	125,715
Chiyoda Corp.	2,417	24,849
Daifuku Co., Ltd.	267,000	2,362,918
Daikin Industries Ltd.	41,400	1,662,508
Fanuc Corp.	13,851	2,090,838
Fuji Electric Co., Ltd.	8,000	27,373
Furukawa Electric Co., Ltd.	10,000	25,306
GS Yuasa Corp.	5,000	21,197
Hino Motors Ltd.	4,000	61,099
Hitachi Construction Machinery Co., Ltd.	1,600	38,062
IHI Corp.	20,000	74,579
Itochu Corp.	288,100	3,572,279
JGC Corp.	3,000	88,894
JTEKT Corp.	3,300	33,648
Kajima Corp.	13,000	41,510
Kawasaki Heavy Industries Ltd.	23,000	73,345
Kinden Corp.	2,000	14,591
Komatsu Ltd.	14,100	386,311
Kubota Corp.	17,000	244,183
Kurita Water Industries Ltd.	1,700	34,899
LIXIL Group Corp.	4,000	89,925
Mabuchi Motor Co., Ltd.	400	21,719
Makita Corp.	55,400	3,379,290
Marubeni Corp.	25,445	182,650
Misumi Group, Inc.	131,600	4,018,113
Mitsubishi Corp.	21,349	384,330
Mitsubishi Electric Corp.	30,000	286,002
Mitsubishi Heavy Industries Ltd.	46,000	317,218
Mitsui & Co., Ltd.	26,300	362,326
Miura Co., Ltd.	73,700	1,735,027
Monotaro Co., Ltd.	124,228	3,165,557
Nabtesco Corp.	1,400	30,894
NGK Insulators Ltd.	4,000	48,349
Nidec Corp.	1,700	115,610
NSK Ltd.	7,000	56,627
Obayashi Corp.	10,000	61,527
Sanwa Holdings Corp.	566,000	3,434,807
Shimizu Corp.	9,000	36,223
SMC Corp.	837	167,796
Sojitz Corp.	18,800	29,518
Sumitomo Corp.	17,400	217,831
Sumitomo Electric Industries Ltd.	11,800	156,924
Sumitomo Heavy Industries Ltd.	9,000	40,075
Tadano Ltd.	255,000	3,192,010
Taisei Corp.	15,000	50,101
The Japan Steel Works Ltd.	5,000	25,402
THK Co., Ltd.	1,800	37,910
Toshiba Plant Systems & Services Corp.	134,000	1,814,387
TOTO Ltd.	4,313	44,732
Toyota Tsusho Corp.	3,200	89,125
Ushio, Inc.	1,600	16,303

		40,775,069

Commercial & Professional Supplies 0.4%
Dai Nippon Printing Co., Ltd.	9,000	88,125
Meitec Corp.	92,300	2,378,565
Park24 Co., Ltd.	34,900	704,211
Secom Co., Ltd.	73,100	4,077,091
Toppan Printing Co., Ltd.	9,000	68,575

		7,316,567

Consumer Durables & Apparel 0.1%
Asics Corp.	2,200	39,716
Casio Computer Co., Ltd.	3,600	29,827

38 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Namco Bandai Holdings, Inc.	2,900	52,857
Nikon Corp.	5,300	115,360
Panasonic Corp. *	33,900	244,313
Rinnai Corp.	500	39,758
Sankyo Co., Ltd.	800	36,462
Sega Sammy Holdings, Inc.	3,200	84,075
Sekisui Chemical Co., Ltd.	7,000	88,148
Sekisui House Ltd.	8,355	125,236
Sharp Corp. *	15,419	53,536
Shimano, Inc.	1,145	99,735
Sony Corp.	15,500	254,789
Yamaha Corp.	2,400	25,736

		1,289,548

Consumer Services 0.0%
Benesse Holdings, Inc.	1,000	44,320
McDonald’s Holdings Co., Ltd.	1,000	29,164
Oriental Land Co., Ltd.	800	129,336

		202,820

Diversified Financials 1.2%
Acom Co., Ltd. *	610	24,994
AEON Financial Service Co., Ltd.	120,000	3,597,719
Credit Saison Co., Ltd.	2,600	76,054
Daiwa Securities Group, Inc.	1,415,000	12,554,801
Japan Exchange Group, Inc.	800	98,200
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,700	49,143
Nomura Holdings, Inc.	56,200	459,306
ORIX Corp.	419,300	6,433,868
SBI Holdings, Inc.	3,336	64,622

		23,358,707

Energy 0.0%
Cosmo Oil Co., Ltd. *	9,000	21,495
Idemitsu Kosan Co., Ltd.	340	28,764
Inpex Corp.	34	164,537
Japan Petroleum Exploration Co.	400	15,883
JX Holdings, Inc.	34,900	189,502
Showa Shell Sekiyu K.K.	2,800	22,473
TonenGeneral Sekiyu K.K.	4,367	44,130

		486,784

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	9,500	134,495
Ain Pharmaciez, Inc.	5,900	288,388
FamilyMart Co., Ltd.	29,100	1,329,885
Lawson, Inc.	29,729	2,340,688
Seven & I Holdings Co., Ltd.	11,700	450,054
Sundrug Co., Ltd.	80,100	3,522,683
Tsuruha Holdings, Inc.	7,000	682,122

		8,748,315

Food, Beverage & Tobacco 0.7%
Ajinomoto Co., Inc.	10,000	137,244
Ariake Japan Co., Ltd.	131,000	3,010,261
Asahi Group Holdings Ltd.	6,100	151,692
Calbee, Inc.	30,900	3,054,988
Coca-Cola West Co., Ltd.	900	16,739
Japan Tobacco, Inc.	171,300	6,475,348
Kikkoman Corp.	3,000	56,943
Kirin Holdings Co., Ltd.	13,000	227,487
Meiji Holdings Co., Ltd.	1,000	45,144
Nippon Meat Packers, Inc.	3,000	46,071
Nisshin Seifun Group, Inc.	3,000	38,761
Nissin Food Holdings Co., Ltd.	900	40,369
Toyo Suisan Kaisha Ltd.	1,000	33,985
Yakult Honsha Co., Ltd.	1,500	65,383
Yamazaki Baking Co., Ltd.	2,000	26,173

		13,426,588

Health Care Equipment & Services 1.5%
Alfresa Holdings Corp.	600	35,696
Hogy Medical Co., Ltd.	97,200	5,982,746
M3, Inc.	1,350	3,053,450
Medipal Holdings Corp.	2,200	34,518
Miraca Holdings, Inc.	127,500	6,358,022
Nihon Kohden Corp.	69,200	2,657,338
Olympus Corp. *	290,100	7,283,764
Ship Healthcare Holdings, Inc.	88,700	3,414,186
Suzuken Co., Ltd.	1,100	42,834
Sysmex Corp.	1,100	70,939
Terumo Corp.	2,400	119,233

		29,052,726

Household & Personal Products 0.2%
Kao Corp.	8,200	283,540
Pigeon Corp.	40,800	3,509,991
Shiseido Co., Ltd.	5,400	77,325
Unicharm Corp.	1,800	116,390

		3,987,246

Insurance 0.1%
MS&AD Insurance Group Holdings, Inc.	7,810	209,548
NKSJ Holdings, Inc.	5,900	149,749
Sony Financial Holdings, Inc.	2,600	36,730
T&D Holdings, Inc.	8,700	101,340
The Dai-ichi Life Insurance Co., Ltd.	131	180,579
Tokio Marine Holdings, Inc.	10,500	333,686

		1,011,632

Materials 0.6%
Nippon Steel & Sumitomo Metal Corp.	115,000	306,299
Air Water, Inc.	2,278	36,886
Asahi Kasei Corp.	19,463	130,837
Daicel Corp.	5,000	40,354
Daido Steel Co., Ltd.	4,373	23,834
Denki Kagaku Kogyo K.K.	7,000	25,609
Hitachi Chemical Co., Ltd.	1,600	25,083
Hitachi Metals Ltd.	3,000	31,016
JFE Holdings, Inc.	7,300	158,497
JSR Corp.	2,700	62,154
Kaneka Corp.	4,337	26,127
Kansai Paint Co., Ltd.	223,373	2,866,290
Kobe Steel Ltd. *	37,000	48,325
Kuraray Co., Ltd.	5,200	78,971
Maruichi Steel Tube Ltd.	700	17,701
Mitsubishi Chemical Holdings Corp.	20,500	99,981
Mitsubishi Gas Chemical Co., Inc.	6,000	45,873
Mitsubishi Materials Corp.	17,000	48,763
Mitsui Chemicals, Inc.	12,000	27,771
Nippon Paper Industries Co., Ltd. *	1,500	22,468
Nissan Chemical Industries Ltd.	17,100	221,642
Nitto Denko Corp.	34,900	2,292,913

See financial notes 39

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Oji Holdings Corp.	13,000	46,402
Shin-Etsu Chemical Co., Ltd.	40,724	2,745,302
Showa Denko K.K.	22,000	35,524
Sumitomo Chemical Co., Ltd.	24,000	80,368
Sumitomo Metal Mining Co., Ltd.	8,000	111,995
Taiheiyo Cement Corp.	16,000	41,554
Taiyo Holdings Co., Ltd.	74,200	2,345,296
Taiyo Nippon Sanso Corp.	4,000	26,579
Teijin Ltd.	14,000	33,729
Toray Industries, Inc.	23,000	161,702
Toyo Seikan Kaisha Ltd.	2,300	31,520
Ube Industries Ltd.	15,000	30,329
Yamato Kogyo Co., Ltd.	600	19,845

		12,347,539

Media 0.0%
Dentsu, Inc.	2,900	100,814
Hakuhodo DY Holdings, Inc.	350	28,845
Toho Co., Ltd.	1,700	37,799

		167,458

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Astellas Pharma, Inc.	79,700	4,645,319
Chugai Pharmaceutical Co., Ltd.	3,400	84,651
Daiichi Sankyo Co., Ltd.	10,500	205,450
Dainippon Sumitomo Pharma Co., Ltd.	2,400	44,082
Eisai Co., Ltd.	3,800	173,410
Hisamitsu Pharmaceutical Co., Inc.	900	52,919
Kyowa Hakko Kirin Co., Ltd.	4,000	49,098
Mitsubishi Tanabe Pharma Corp.	3,400	51,719
Ono Pharmaceutical Co., Ltd.	1,300	85,739
Otsuka Holdings Co., Ltd.	5,400	194,736
Santen Pharmaceutical Co., Ltd.	1,100	55,214
Shionogi & Co., Ltd.	4,500	110,686
Taisho Pharmaceutical Holdings Co., Ltd.	600	44,486
Takeda Pharmaceutical Co., Ltd.	12,200	669,801
Tsumura & Co.	900	29,408

		6,496,718

Real Estate 0.3%
Aeon Mall Co., Ltd.	1,100	35,415
Daito Trust Construction Co., Ltd.	1,100	106,657
Daiwa House Industry Co., Ltd.	8,000	180,817
Hulic Co., Ltd.	3,700	41,148
Japan Prime Realty Investment Corp.	11	40,422
Japan Real Estate Investment Corp.	9	120,901
Japan Retail Fund Investment Corp.	34	80,596
Mitsubishi Estate Co., Ltd.	19,000	618,851
Mitsui Fudosan Co., Ltd.	13,000	442,429
Nippon Building Fund, Inc.	11	158,492
Nomura Real Estate Holdings, Inc.	2,000	53,768
Nomura Real Estate Office Fund, Inc.	4	25,558
NTT Urban Development Corp.	17	25,205
Sumitomo Realty & Development Co., Ltd.	6,000	283,568
Tokyu Land Corp.	7,000	86,065
Tokyu Livable, Inc.	143,800	3,525,748

		5,825,640

Retailing 0.8%
ABC-Mart, Inc.	6,700	250,984
Don Quijote Co., Ltd.	70,200	3,825,199
Fast Retailing Co., Ltd.	800	293,371
Isetan Mitsukoshi Holdings Ltd.	5,600	89,252
J. Front Retailing Co., Ltd.	7,000	58,809
Jin Co., Ltd.	48,400	2,863,532
Marui Group Co., Ltd.	3,300	38,305
Nitori Holdings Co., Ltd.	550	41,493
Rakuten, Inc.	11,400	121,597
Ryohin Keikaku Co., Ltd.	37,600	3,550,856
Sanrio Co., Ltd.	700	35,148
Seria Co., Ltd.	129,400	3,159,432
Shimamura Co., Ltd.	10,242	1,294,401
Takashimaya Co., Ltd.	4,000	47,282
United Arrows Ltd.	14,400	558,307
USS Co., Ltd.	330	42,334
Yamada Denki Co., Ltd.	1,420	68,527

		16,338,829

Semiconductors & Semiconductor Equipment 0.4%
Advantest Corp.	2,200	32,962
Rohm Co., Ltd.	241,800	8,548,014
Sumco Corp.	1,700	17,845
Tokyo Electron Ltd.	2,700	138,197

		8,737,018

Software & Services 0.3%
Dena Co., Ltd.	1,500	42,729
Gree, Inc.	1,400	17,944
Itochu Techno-Solutions Corp.	400	19,035
Kakaku.com, Inc.	23,700	612,691
Konami Corp.	1,400	31,936
Nexon Co., Ltd.	98,800	1,199,547
Nintendo Co., Ltd.	1,600	176,596
Nomura Research Institute Ltd.	1,500	45,184
NTT Data Corp.	19	60,156
Oracle Corp., Japan	600	25,705
Otsuka Corp.	246	25,502
Trend Micro, Inc.	1,600	44,859
Yahoo Japan Corp.	7,628	3,832,992

		6,134,876

Technology Hardware & Equipment 2.0%
Anritsu Corp.	175,300	2,621,418
Brother Industries Ltd.	3,500	40,026
Canon, Inc.	327,960	11,794,916
Citizen Holdings Co., Ltd.	3,900	23,072
FUJIFILM Holdings Corp.	7,200	147,913
Fujitsu Ltd.	29,000	121,802
Hamamatsu Photonics K.K.	1,000	41,230
Hirose Electric Co., Ltd.	500	71,895
Hitachi High-Technologies Corp.	900	22,483
Hitachi Ltd.	73,000	466,532
Horiba Ltd.	159,400	5,763,036
Hoya Corp.	6,800	136,247
Ibiden Co., Ltd.	1,800	31,552
Japan Aviation Electronics Industry Ltd.	213,000	1,845,870
Keyence Corp.	9,300	2,951,317
Konica Minolta Holdings, Inc.	8,000	56,519

40 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kyocera Corp.	2,400	244,134
Murata Manufacturing Co., Ltd.	3,124	254,399
NEC Corp.	39,000	101,314
Nippon Electric Glass Co., Ltd.	6,000	30,625
Omron Corp.	384,200	12,136,829
Ricoh Co., Ltd.	10,000	111,271
Shimadzu Corp.	4,000	29,228
TDK Corp.	1,900	69,477
Toshiba Corp.	62,000	341,879
Yaskawa Electric Corp.	3,321	40,635
Yokogawa Electric Corp.	3,200	32,541

		39,528,160

Telecommunication Services 0.1%
KDDI Corp.	8,200	394,316
Nippon Telegraph & Telephone Corp.	6,800	338,165
NTT DoCoMo, Inc.	237	392,448
Softbank Corp.	14,600	724,071

		1,849,000

Transportation 0.1%
ANA Holdings, Inc.	19,000	41,383
Central Japan Railway Co.	2,200	265,327
East Japan Railway Co.	5,238	442,175
Hankyu Hanshin Holdings, Inc.	17,000	110,079
Japan Airlines Co., Ltd.	900	45,703
Kamigumi Co., Ltd.	4,000	37,507
Keikyu Corp.	7,000	77,464
Keio Corp.	9,000	77,416
Keisei Electric Railway Co., Ltd.	4,266	45,103
Kintetsu Corp.	26,000	131,513
Mitsubishi Logistics Corp.	2,000	35,754
Mitsui O.S.K. Lines, Ltd. *	17,000	70,794
Nippon Express Co., Ltd.	13,000	67,664
Nippon Yusen K.K.	27,000	70,485
Odakyu Electric Railway Co., Ltd.	10,000	120,430
Tobu Railway Co., Ltd.	16,000	93,012
Tokyu Corp.	17,000	134,812
West Japan Railway Co.	2,700	130,632
Yamato Holdings Co., Ltd.	6,000	115,740

		2,112,993

Utilities 0.1%
Chubu Electric Power Co., Inc.	9,931	128,567
Electric Power Development Co., Ltd.	1,900	54,264
Hokkaido Electric Power Co., Inc. *	2,700	34,260
Hokuriku Electric Power Co.	2,500	36,871
Kyushu Electric Power Co., Inc. *	6,400	88,406
Osaka Gas Co., Ltd.	30,000	130,021
Shikoku Electric Power Co., Inc. *	2,700	48,942
The Chugoku Electric Power Co., Inc.	4,500	64,590
The Kansai Electric Power Co., Inc. *	11,700	142,943
Toho Gas Co., Ltd.	6,330	37,742
Tohoku Electric Power Co., Inc. *	6,800	72,831
Tokyo Electric Power Co., Inc. *	21,700	96,057
Tokyo Gas Co., Ltd.	37,000	211,201

		1,146,695

		310,710,898

Luxembourg 0.2%

Energy 0.2%
Subsea 7 S.A.	4,220	91,103
Tenaris S.A. ADR	96,750	4,304,407

		4,395,510

Materials 0.0%
ArcelorMittal	15,267	188,710

Media 0.0%
SES S.A.	4,524	141,098

Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	976	80,163

		4,805,481

Mexico 0.2%

Banks 0.1%
Banregio Grupo Financiero S.A.B de C.V.	163,700	903,146

Diversified Financials 0.1%
Compartamos S.A.B. de C.V.	1,501,380	2,500,177

Materials 0.0%
Grupo Mexico S.A.B. de C.V., Series B	113,400	405,884

Media 0.0%
Grupo Televisa S.A. ADR	28,000	708,960

		4,518,167

Netherlands 3.1%

Capital Goods 1.2%
European Aeronautic Defence & Space Co., N.V.	6,885	363,746
Koninklijke Boskalis Westminster N.V.	308,971	12,889,867
Koninklijke Philips Electronics N.V.	347,756	9,625,203

		22,878,816

Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	1,794	74,782

Diversified Financials 0.0%
ING Groep N.V. CVA *	58,185	479,319

Energy 0.6%
Core Laboratories N.V.	26,100	3,778,758
Fugro N.V. CVA	1,037	59,914
Royal Dutch Shell plc, B Shares	40,104	1,406,745
Schlumberger Ltd.	75,725	5,636,212

		10,881,629

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	312,755	4,940,657

Food, Beverage & Tobacco 0.7%
DE Master Blenders 1753 N.V. *	9,102	144,322
Heineken Holding N.V.	34,259	2,064,350
Heineken N.V.	3,567	252,453
Unilever N.V. CVA	178,838	7,620,527
Unilever N.V., NY Shares	66,975	2,845,098

		12,926,750

See financial notes 41

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.0%
Aegon N.V.	26,811	179,091
Delta Lloyd N.V.	2,918	56,108

		235,199

Materials 0.4%
Akzo Nobel N.V.	116,582	7,031,103
James Hardie Industries plc CDI	6,557	69,065
Koninklijke DSM N.V.	2,431	156,692

		7,256,860

Media 0.0%
Reed Elsevier N.V.	10,856	176,202
Wolters Kluwer N.V.	4,864	107,633

		283,835

Real Estate 0.0%
Corio N.V.	1,077	49,880

Semiconductors & Semiconductor Equipment 0.0%
ASML Holding N.V.	4,758	354,057

Telecommunication Services 0.0%
Koninklijke (Royal) KPN N.V.	15,435	32,343
Ziggo N.V.	1,828	65,371

		97,714

Transportation 0.0%
Koninklijke Vopak N.V.	1,054	58,368
TNT Express N.V.	5,294	40,675

		99,043

		60,558,541

New Zealand 0.6%

Consumer Services 0.3%
SKYCITY Entertainment Group Ltd.	1,223,525	4,680,154

Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	114,901	601,146

Materials 0.0%
Fletcher Building Ltd.	10,175	77,192

Retailing 0.1%
Trade Me Ltd.	617,520	2,616,045

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	28,860	64,445

Transportation 0.2%
Auckland International Airport Ltd.	1,617,429	4,299,343

Utilities 0.0%
Contact Energy Ltd.	5,211	23,584

		12,361,909

Nigeria 0.1%

Banks 0.1%
Guaranty Trust Bank plc GDR - Reg’d	139,777	1,146,171

Norway 1.5%

Banks 0.0%
DnB A.S.A.	15,192	248,777

Energy 0.9%
Aker Solutions A.S.A.	2,465	34,500
Farstad Shipping A.S.A.	94,566	1,980,274
Fred Olsen Energy A.S.A.	89,324	3,896,793
Petroleum Geo-Services A.S.A.	143,580	2,109,536
Seadrill Ltd.	5,407	208,351
Statoil A.S.A.	346,968	8,494,249
TGS Nopec Geophysical Co. A.S.A.	40,804	1,467,195

		18,190,898

Food, Beverage & Tobacco 0.0%
Orkla A.S.A.	11,571	104,339

Insurance 0.0%
Gjensidige Forsikring A.S.A.	2,999	48,365

Materials 0.1%
Norsk Hydro A.S.A.	13,961	65,751
Yara International A.S.A.	2,941	138,150
Yara International A.S.A. ADR	11,100	520,368

		724,269

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Algeta A.S.A. *	9,603	326,333

Telecommunication Services 0.3%
Telenor A.S.A.	235,895	5,315,879

Transportation 0.2%
Norwegian Air Shuttle A.S.A. *	77,990	3,750,952

		28,709,812

Philippines 0.0%

Banks 0.0%
Security Bank Corp.	95,340	457,043

Poland 0.0%

Banks 0.0%
Alior Bank S.A. *	11,599	260,902

Food & Staples Retailing 0.0%
Eurocash S.A.	34,301	617,664

		878,566

Portugal 0.0%

Banks 0.0%
Banco Espirito Santo, S.A. - Reg’d *	30,126	34,518

Energy 0.0%
Galp Energia, SGPS, S.A.	4,438	71,127

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	3,303	78,668

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	10,082	52,606

Utilities 0.0%
EDP - Energias de Portugal S.A.	28,618	98,360

		335,279

42 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Republic of Korea 0.8%

Capital Goods 0.1%
Sung Kwang Bend Co., Ltd.	43,130	928,055

Media 0.0%
Cheil Worldwide, Inc. *	6,820	168,606

Retailing 0.2%
GS Home Shopping, Inc.	2,876	594,368
Kolao Holdings	150,948	4,115,461

		4,709,829

Semiconductors & Semiconductor Equipment 0.3%
Samsung Electronics Co., Ltd.	3,615	4,999,614

Technology Hardware & Equipment 0.2%
Partron Co., Ltd. (b)	203,780	4,310,081

		15,116,185

Singapore 3.6%

Banks 0.1%
DBS Group Holdings Ltd.	28,000	381,956
Oversea-Chinese Banking Corp., Ltd.	40,000	353,119
United Overseas Bank Ltd.	20,000	347,546

		1,082,621

Capital Goods 0.3%
Keppel Corp., Ltd.	433,500	3,781,308
SembCorp Industries Ltd.	15,000	60,955
SembCorp Marine Ltd.	13,000	45,672
Singapore Technologies Engineering Ltd.	264,000	944,868
Tat Hong Holdings Ltd.	1,277,000	1,546,411
Yangzijiang Shipbuilding Holdings Ltd.	29,000	22,456

		6,401,670

Consumer Services 0.0%
Genting Singapore plc	96,000	119,971

Diversified Financials 0.0%
Singapore Exchange Ltd.	13,000	79,161

Energy 0.4%
Ezion Holdings Ltd.	2,194,000	3,645,611
Ezra Holdings Ltd. *	5,292,000	4,119,498

		7,765,109

Food & Staples Retailing 0.0%
Olam International Ltd.	22,000	30,063

Food, Beverage & Tobacco 0.0%
First Resources Ltd.	488,000	686,739
Golden Agri-Resources Ltd.	117,000	50,418
Wilmar International Ltd.	29,000	78,721

		815,878

Media 0.0%
Singapore Press Holdings Ltd.	26,000	94,226

Real Estate 1.0%
Ascendas REIT	3,447,000	7,717,981
CapitaCommercial Trust	30,000	41,771
CapitaLand Ltd.	38,000	115,887
CapitaMall Trust	6,187,200	11,666,305
CapitaMalls Asia Ltd.	20,000	34,196
City Developments Ltd.	8,000	73,344
Global Logistic Properties Ltd.	34,000	76,523
Keppel Land Ltd.	11,000	36,342
Keppel REIT	86,700	106,404
UOL Group Ltd.	7,000	40,643

		19,909,396

Retailing 0.1%
Jardine Cycle & Carriage Ltd.	2,000	79,269
Osim International Ltd.	1,627,000	2,642,063

		2,721,332

Telecommunication Services 0.5%
Singapore Telecommunications Ltd.	121,000	385,651
StarHub Ltd.	2,313,000	8,894,626

		9,280,277

Transportation 1.0%
ComfortDelGro Corp., Ltd.	28,000	45,177
Hutchison Port Holdings Trust, Class U	78,000	64,854
SATS Ltd.	3,213,000	8,214,639
SIA Engineering Co., Ltd. (b)	2,505,000	10,296,372
Singapore Airlines Ltd.	8,331	74,570
SMRT Corp., Ltd.	1,379,553	1,657,830

		20,353,442

Utilities 0.2%
Hyflux Ltd.	3,057,000	3,406,722

		72,059,868

South Africa 0.3%

Capital Goods 0.1%
Bidvest Group Ltd.	70,940	1,846,430

Diversified Financials 0.1%
Coronation Fund Managers Ltd.	68,526	410,079
FirstRand Ltd.	585,573	2,037,269

		2,447,348

Health Care Equipment & Services 0.1%
Life Healthcare Group Holdings Pte Ltd.	303,333	1,281,479

		5,575,257

Spain 1.1%

Banks 0.7%
Banco Bilbao Vizcaya Argentaria S.A. (a)	1,481	14,371
Banco Bilbao Vizcaya Argentaria S.A.	82,918	807,171
Banco de Sabadell S.A.	43,861	91,112
Banco Popular Espanol S.A.	77,676	60,478
Banco Santander S.A.	1,766,923	12,759,917
Bankia S.A. *	186	980
CaixaBank	16,959	62,707

		13,796,736

Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A.	2,274	58,403
Ferrovial S.A.	5,945	98,345

See financial notes 43

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zardoya Otis S.A.	2,201	30,751

		187,499

Commercial & Professional Supplies 0.2%
Prosegur Cia de Seguridad S.A. - Reg’d	679,458	3,798,084

Energy 0.0%
Repsol S.A.	12,974	304,170

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	8,853	68,623

Food, Beverage & Tobacco 0.1%
Viscofan S.A.	14,011	727,739

Insurance 0.0%
Mapfre S.A.	11,544	42,280

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A. *	2,426	97,380

Retailing 0.0%
Inditex S.A.	3,310	444,220

Software & Services 0.0%
Amadeus IT Holding S.A., A Shares	4,972	146,707

Telecommunication Services 0.1%
Telefonica S.A.	63,206	925,482

Transportation 0.0%
Abertis Infraestructuras S.A.	5,664	105,686
International Consolidated Airlines Group S.A. *	13,910	58,595

		164,281

Utilities 0.0%
Acciona S.A.	381	24,925
Enagas S.A.	3,153	83,968
Gas Natural SDG S.A.	5,204	108,970
Iberdrola S.A.	73,110	393,081
Red Electrica Corp. S.A.	1,623	86,277

		697,221

		21,400,422

Sweden 1.9%

Banks 0.1%
Nordea Bank AB	39,884	479,925
Skandinaviska Enskilda Banken AB, A Shares	21,986	226,178
Svenska Handelsbanken AB, A Shares	7,485	341,227
Swedbank AB, A Shares	12,577	309,691

		1,357,021

Capital Goods 0.6%
Alfa Laval AB	5,063	111,604
Assa Abloy AB, B Shares	47,313	1,893,408
Atlas Copco AB, A Shares	152,234	4,025,433
Atlas Copco AB, B Shares	173,150	4,131,261
Sandvik AB	15,586	222,312
Scania AB, B Shares	4,727	101,093
Skanska AB, B Shares	5,997	102,308
SKF AB, B Shares	6,116	142,774
Volvo AB, B Shares	22,768	315,560

		11,045,753

Commercial & Professional Supplies 0.2%
AF AB, B Shares	168,963	4,652,746
Securitas AB, B Shares	4,695	46,201

		4,698,947

Consumer Durables & Apparel 0.0%
Electrolux AB, B Shares	3,606	102,631
Husqvarna AB, B Shares	6,685	38,681

		141,312

Diversified Financials 0.0%
Industrivarden AB, C Shares	1,765	33,107
Investment AB Kinnevik, B Shares	3,084	80,853
Investor AB, B Shares	7,103	210,653
Ratos AB, B Shares	2,873	27,761

		352,374

Energy 0.0%
Lundin Petroleum AB *	3,337	80,238

Food, Beverage & Tobacco 0.2%
AarhusKarlshamn AB	71,270	3,738,869
Swedish Match AB	3,051	105,841

		3,844,710

Health Care Equipment & Services 0.0%
Elekta AB, B Shares	5,993	91,893
Getinge AB, B Shares	3,001	90,489

		182,382

Household & Personal Products 0.0%
Svenska Cellulosa AB, B Shares	9,015	234,830

Materials 0.2%
BillerudKorsnas AB	178,430	1,771,059
Boliden AB	4,101	65,493
Hexpol AB	16,440	926,978

		2,763,530

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	137,050	1,640,549

Retailing 0.5%
Hennes & Mauritz AB, B Shares	298,310	10,594,071

Technology Hardware & Equipment 0.0%
Hexagon AB, B Shares	3,800	109,016
Telefonaktiebolaget LM Ericsson, B Shares	47,070	585,380

		694,396

Telecommunication Services 0.0%
Tele2 AB, B Shares	4,754	81,575
TeliaSonera AB	33,575	231,659

		313,234

		37,943,347

Switzerland 7.6%

Banks 0.0%
Banque Cantonale Vaudoise - Reg’d	44	24,380

Capital Goods 0.3%
ABB Ltd. - Reg’d *	33,956	770,017

44 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Burckhardt Compression Holding AG	1,384	566,012
Geberit AG - Reg’d	14,189	3,467,538
Schindler Holding AG	720	108,046
Schindler Holding AG - Reg’d	323	47,307
Sulzer AG - Reg’d	360	61,520

		5,020,440

Commercial & Professional Supplies 0.7%
Adecco S.A. - Reg’d *	216,187	11,563,570
SGS S.A. - Reg’d	1,049	2,536,624

		14,100,194

Consumer Durables & Apparel 0.5%
Compagnie Financiere Richemont S.A., Series A	107,335	8,686,481
The Swatch Group AG - Bearer Shares	479	274,812
The Swatch Group AG - Reg’d	651	65,465

		9,026,758

Diversified Financials 1.6%
Credit Suisse Group AG - Reg’d *	980,785	27,237,411
GAM Holding AG *	92,830	1,641,692
Julius Baer Group Ltd. *	3,221	128,403
Pargesa Holding S.A.	405	28,248
Partners Group Holding AG	8,841	2,268,289
UBS AG - Reg’d	56,189	1,002,322

		32,306,365

Energy 0.6%
Noble Corp.	156,750	5,878,125
Transocean Ltd. *	51,648	2,657,423
Weatherford International Ltd. *	256,375	3,279,036

		11,814,584

Food, Beverage & Tobacco 0.9%
Aryzta AG *	1,308	81,214
Barry Callebaut AG - Reg’d *	27	26,379
Coca Cola HBC AG *	2,937	74,882
Lindt & Spruengli AG	15	58,104
Lindt & Spruengli AG - Reg’d	2	89,127
Nestle S.A. - Reg’d	130,112	9,278,605
Nestle S.A. - Reg’d ADR	107,312	7,643,834

		17,252,145

Health Care Equipment & Services 0.0%
Sonova Holding AG - Reg’d *	737	80,287

Insurance 0.1%
Baloise Holding AG - Reg’d	712	73,390
Swiss Life Holding AG - Reg’d *	457	72,400
Swiss Re AG *	5,336	424,647
Zurich Insurance Group AG *	2,278	636,568

		1,207,005

Materials 1.1%
Ems-Chemie Holding AG - Reg’d	124	35,859
Givaudan S.A. - Reg’d *	3,561	4,585,958
Glencore International plc	1,445,501	7,145,895
Holcim Ltd. - Reg’d *	85,036	6,633,233
Sika AG	35	84,576
Syngenta AG - Reg’d	8,402	3,592,016

		22,077,537

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Actelion Ltd. - Reg’d *	1,659	101,578
Lonza Group AG - Reg’d *	754	52,540
Novartis AG - Reg’d	90,402	6,692,241
Novartis AG ADR	45,375	3,346,860
Roche Holding AG	45,351	11,353,187

		21,546,406

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	883	72,404

Software & Services 0.1%
Temenos Group AG - Reg’d *	109,130	2,580,870

Telecommunication Services 0.0%
Swisscom AG - Reg’d	365	171,922

Transportation 0.6%
Kuehne & Nagel International AG - Reg’d	109,010	12,486,352

		149,767,649

Taiwan 1.3%

Capital Goods 0.2%
AirTac International Group	443,000	2,352,399
Teco Electric & Machinery Co., Ltd.	1,973,000	1,856,843

		4,209,242

Consumer Durables & Apparel 0.2%
Eclat Textile Co., Ltd.	107,000	646,186
Makalot Industrial Co., Ltd.	630,000	2,669,914

		3,316,100

Diversified Financials 0.2%
Chailease Holding Co., Ltd.	1,234,000	3,717,691

Health Care Equipment & Services 0.0%
St. Shine Optical Co., Ltd.	4,244	89,402

Semiconductors & Semiconductor Equipment 0.6%
Chipbond Technology Corp.	1,166,000	2,972,447
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	316,065	6,030,520
Vanguard International Semiconductor Corp.	2,575,000	2,812,710

		11,815,677

Technology Hardware & Equipment 0.1%
Asustek Computer, Inc.	192,000	2,236,291

		25,384,403

Thailand 0.5%

Banks 0.1%
Kasikornbank PCL	311,800	2,298,267

Consumer Services 0.1%
Minor International PCL	2,060,300	2,105,928

Media 0.0%
BEC World PCL	303,500	692,828

Real Estate 0.1%
Asian Property Development PCL	5,770,200	1,848,037

Retailing 0.1%
Home Product Center PCL (b)	2,026,283	1,035,579

See financial notes 45

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Advanced Info Service PCL - Reg’d	255,100	2,346,746

		10,327,385

Turkey 0.2%

Banks 0.1%
Turkiye Halk Bankasi A/S	220,084	2,403,151

Food & Staples Retailing 0.1%
Bizim Toptan Satis Magazalari A/S	50,380	849,627

Transportation 0.0%
Pegasus Hava Tasimaciligi A/S *	63,500	648,194

		3,900,972

United Kingdom 19.6%

Automobiles & Components 0.0%
GKN plc	23,980	102,646

Banks 1.1%
Barclays plc	179,508	801,050
HSBC Holdings plc	283,219	3,101,811
Lloyds Banking Group plc *	18,737,115	15,917,045
Royal Bank of Scotland Group plc *	31,558	150,589
Standard Chartered plc	37,199	936,202

		20,906,697

Capital Goods 4.1%
Ashtead Group plc	969,080	8,862,672
BAE Systems plc	49,054	286,509
Balfour Beatty plc	10,304	34,600
Bodycote plc	824,675	6,644,407
Bunzl plc	75,694	1,505,734
Cobham plc	994,690	3,875,227
Fenner plc	583,722	3,192,873
IMI plc	72,715	1,401,665
Interserve plc	629,856	4,636,724
Invensys plc	12,175	72,892
Keller Group plc	89,759	1,198,376
Meggitt plc	200,710	1,462,808
Melrose Industries plc	18,513	70,174
Rolls-Royce Holdings plc *	275,225	4,838,259
Rolls-Royce Holdings plc, C Shares (a)*	32,751,775	50,875
Rotork plc	443,063	20,044,729
Senior plc	95,129	377,553
Smiths Group plc	290,231	5,644,801
Spirax-Sarco Engineering plc	191,835	7,836,681
The Weir Group plc	3,386	116,160
Ultra Electronics Holdings plc	257,238	6,599,930
Wolseley plc	38,686	1,916,083

		80,669,732

Commercial & Professional Supplies 0.9%
Aggreko plc	4,162	115,373
Babcock International Group plc	192,573	3,204,425
Capita plc	10,322	144,745
De La Rue plc	570,562	8,255,720
G4S plc	21,153	102,964
Intertek Group plc	2,390	122,953
RPS Group plc	98,469	382,006
Serco Group plc	539,478	5,191,715

		17,519,901

Consumer Durables & Apparel 0.8%
Barratt Developments plc *	1,396,090	6,758,214
Bellway plc	322,040	6,736,366
Berkeley Group Holdings plc	86,942	2,819,030
Burberry Group plc	6,834	142,170

		16,455,780

Consumer Services 0.7%
Carnival plc	2,747	99,177
Compass Group plc	246,836	3,250,844
Greene King plc	400,266	4,523,802
InterContinental Hotels Group plc	167,768	4,956,892
Restaurant Group plc	12,111	90,745
TUI Travel plc	7,543	36,880
Whitbread plc	2,643	105,068
William Hill plc	222,062	1,471,470

		14,534,878

Diversified Financials 1.0%
3i Group plc	14,557	74,439
Aberdeen Asset Management plc	256,334	1,789,290
Ashmore Group plc	267,313	1,660,204
Close Brothers Group plc	155,500	2,510,470
Hargreaves Lansdown plc	50,947	775,895
ICAP plc	8,336	37,364
IG Group Holdings plc	126,879	1,062,708
Investec plc	8,046	56,976
Jupiter Fund Management plc	169,409	872,147
London Stock Exchange Group plc	2,950	61,556
Provident Financial plc	22,172	562,031
Schroders plc	304,995	11,077,078
Schroders plc, Non Voting Shares	1,100	31,665

		20,571,823

Energy 0.8%
AMEC plc	4,981	78,520
BG Group plc	52,491	886,118
BP plc	293,522	2,126,902
Enquest plc *	840,540	1,683,998
John Wood Group plc	411,086	4,961,695
Petrofac Ltd.	3,837	80,646
Royal Dutch Shell plc, A Shares	57,421	1,954,914
Tullow Oil plc	250,266	3,901,075

		15,673,868

Food & Staples Retailing 0.3%
J. Sainsbury plc	18,131	107,452
Tesco plc	1,182,295	6,724,872
WM Morrison Supermarkets plc	34,299	155,657

		6,987,981

Food, Beverage & Tobacco 1.4%
Associated British Foods plc	5,619	169,029
British American Tobacco plc	29,631	1,642,601
British American Tobacco plc ADR	43,300	4,807,166
Diageo plc	399,169	12,189,649
Diageo plc ADR	48,725	5,954,195
Imperial Tobacco Group plc	15,069	538,805
SABMiller plc	14,784	797,704
Tate & Lyle plc	7,497	98,387

46 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unilever plc	19,810	858,302

		27,055,838

Health Care Equipment & Services 0.0%
Smith & Nephew plc	13,959	159,783

Household & Personal Products 0.3%
Reckitt Benckiser Group plc	75,356	5,501,055

Insurance 1.4%
Admiral Group plc	3,040	60,557
Amlin plc	235,584	1,553,933
Aviva plc	44,994	213,609
Hiscox Ltd.	108,986	949,979
Lancashire Holdings Ltd.	319,372	4,204,957
Legal & General Group plc	91,272	240,697
Old Mutual plc	75,509	240,843
Prudential plc	434,613	7,472,983
Resolution Ltd.	21,377	87,787
RSA Insurance Group plc	52,603	91,087
Standard Life plc	36,765	214,220
Willis Group Holdings plc	288,800	11,459,584

		26,790,236

Materials 2.3%
Anglo American plc	21,143	516,962
Antofagasta plc	5,862	82,256
AZ Electronic Materials S.A.	1,831,445	8,109,716
BHP Billiton plc	32,585	916,707
Croda International plc	373,159	14,385,098
Elementis plc	217,639	893,486
Eurasian Natural Resources Corp.	3,862	16,608
Evraz plc	4,952	12,051
Fresnillo plc	2,689	48,603
Johnson Matthey plc	3,228	121,769
Kazakhmys plc	3,210	17,448
Randgold Resources Ltd.	1,346	108,895
Rexam plc	787,240	6,321,107
Rio Tinto plc	20,680	949,627
Rio Tinto plc ADR	96,700	4,454,002
Vedanta Resources plc	1,793	33,927
Victrex plc	352,754	8,800,794
Xstrata plc	31,933	480,543

		46,269,599

Media 0.5%
British Sky Broadcasting Group plc	16,255	213,033
ITV plc	1,933,569	3,780,946
Pearson plc	12,645	229,982
Reed Elsevier plc	18,961	221,679
Rightmove plc	38,610	1,151,823
UBM plc	307,260	3,494,541
WPP plc	19,544	323,108

		9,415,112

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Abcam plc	100,973	688,556
AstraZeneca plc	19,208	997,298
GlaxoSmithKline plc	295,604	7,627,018

		9,312,872

Real Estate 0.4%
Big Yellow Group plc	90,425	566,763
British Land Co., plc	14,802	136,926
Countrywide plc *	373,686	2,703,516
Derwent London plc	24,488	878,635
Great Portland Estates plc	328,170	2,714,766
Hammerson plc	10,685	86,340
Intu Properties plc	10,954	58,341
Land Securities Group plc	12,150	165,054
Segro plc	11,121	46,050

		7,356,391

Retailing 0.5%
ASOS plc *	54,630	2,718,483
Dunelm Group plc	102,317	1,345,104
Howden Joinery Group plc	748,928	2,896,391
Kingfisher plc	36,805	179,337
Marks & Spencer Group plc	24,746	157,514
Next plc	2,596	175,974
Ocado Group plc *	99,879	263,750
Signet Jewelers Ltd.	41,200	2,831,676

		10,568,229

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	72,451	1,126,896

Software & Services 0.3%
Anite plc	799,870	1,522,541
Moneysupermarket.com Group plc	306,353	955,078
Telecity Group plc	247,440	3,551,253
The Sage Group plc	19,846	104,124

		6,132,996

Technology Hardware & Equipment 1.8%
Diploma plc	609,297	5,399,505
Domino Printing Sciences plc	589,965	6,110,866
Halma plc	718,096	5,590,195
Laird plc	1,482,570	5,003,633
Oxford Instruments	10,460	250,714
Spectris plc	321,791	10,563,066
TT Electronics plc	993,774	2,570,225

		35,488,204

Telecommunication Services 0.2%
BT Group plc	119,456	513,616
Inmarsat plc	6,807	76,513
TalkTalk Telecom Group plc	418,690	1,630,483
Vodafone Group plc	757,131	2,310,230

		4,530,842

Transportation 0.1%
easyJet plc	70,519	1,226,289

Utilities 0.1%
Centrica plc	78,784	454,406
National Grid plc	56,210	716,520
Severn Trent plc	3,562	100,951
SSE plc	14,882	360,321
United Utilities Group plc	10,763	123,992

		1,756,190

		386,113,838

United States 0.1%

Food, Beverage & Tobacco 0.0%
Bunge Ltd.	14,600	1,054,266

See financial notes 47

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.1%
PartnerRe Ltd.	15,925	1,502,365

		2,556,631

Total Common Stock
(Cost $1,443,383,135)		1,883,771,818

Preferred Stock 0.1% of net assets

Germany 0.1%

Automobiles & Components 0.1%
Bayerische Motoren Werke AG	783	54,517
Porsche Automobil Holding SE	2,393	187,911
Volkswagen AG	2,195	445,757

		688,185

Household & Personal Products 0.0%
Henkel AG & Co. KGaA	2,771	261,602

Media 0.0%
ProSiebenSat.1 Media AG	1,514	57,786

Utilities 0.0%
RWE AG	585	19,919

Total Preferred Stock
(Cost $803,694)		1,027,492

Other Investment Companies 3.7% of net assets

Equity Funds 0.2%
iShares Asia Trust - iShares FTSE A50 China Index ETF	2,647,760	3,507,532
Market Vectors Junior Gold Miners ETF	64,240	823,557

		4,331,089

Money Market Fund 3.5%
State Street Institutional U.S. Government Money Market Fund	68,568,354	68,568,354

Total Other Investment Companies
(Cost $73,421,813)		72,899,443

Rights 0.0% of net assets

Netherlands 0.0%
Koninklijke (Royal) KPN N.V. *	15,435	20,734

Spain 0.0%
Banco Santander S.A. (a)*	1,653,723	346,281
Bankia S.A. *	186	304

		346,585

Total Rights
(Cost $419,648)		367,319

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.05%, 06/13/13 (d)(e)	5,000	5,000
0.06%, 06/13/13 (d)(e)	10,000	9,999
0.09%, 06/13/13 (d)(e)	50,000	49,995
0.01%, 06/20/13 (d)(e)	100,000	99,990
0.03%, 06/20/13 (d)(e)	100,000	99,990
0.04%, 06/20/13 (d)(e)	400,000	399,961
0.09%, 06/20/13 (d)(e)	1,506,000	1,505,854

Total Short-Term Investments
(Cost $2,170,789)		2,170,789

End of Investments.

At 04/30/13, the tax basis cost of the fund’s investments was $1,550,155,524 and the unrealized appreciation and depreciation were $444,454,191 and ($34,372,854), respectively, with a net unrealized appreciation of $410,081,337.

At 04/30/13, the values of certain foreign securities held by the fund aggregating $1,594,711,676 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $22,319,257 or 1.1% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $253,336 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange traded fund
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

AUD —	Australian dollar
CHF —	Swiss franc
EUR —	euro currency
GBP —	Great British pound
JPY —	Japanese yen
NZD —	New Zealand dollar
SEK —	Swedish krona
USD —	U.S. dollar
ZAR —	South African rand

48 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

MSCI EAFE, e-mini, Long, expires 06/21/13	387	33,684,480	1,453,144

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
Expiration		to be	to be	to be	to be	(Losses)
Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

06/03/2013	Morgan Stanley & Co., Inc.	EUR	948,000	USD	1,248,716	35,911
06/19/2013	State Street Bank & Trust Co.	JPY	140,000,000	USD	1,436,465	(250,404)
06/19/2013	State Street Bank & Trust Co.	JPY	242,000,000	USD	2,483,033	(334,196)
06/19/2013	State Street Bank & Trust Co.	JPY	530,000,000	USD	5,438,047	(193,660)
06/19/2013	State Street Bank & Trust Co.	JPY	417,000,000	USD	4,278,614	(120,352)
09/18/2013	State Street Bank & Trust Co.	SEK	2,880,000	USD	443,100	2,193
07/31/2013	State Street Bank London	USD	16,449,721	AUD	15,972,500	(134,771)
12/18/2013	State Street Bank & Trust Co.	USD	13,587,697	AUD	13,320,000	(37,261)
09/18/2013	State Street Bank & Trust Co.	USD	22,620,715	CHF	21,000,000	175,638
06/03/2013	Morgan Stanley & Co., Inc.	USD	2,569,878	EUR	1,951,000	(77,842)
06/04/2013	State Street Bank & Trust Co.	USD	8,782,276	GBP	5,655,000	5,311
06/04/2013	State Street Bank & Trust Co.	USD	8,050,808	GBP	5,184,000	(219,443)
06/04/2013	State Street Bank & Trust Co.	USD	8,962,426	GBP	5,771,000	(103,075)
06/19/2013	State Street Bank & Trust Co.	USD	24,779,026	JPY	2,415,000,000	6,299,655
07/31/2013	State Street Bank London	USD	5,604,508	NZD	6,579,000	(48,016)
09/18/2013	State Street Bank & Trust Co.	USD	2,092,415	SEK	13,600,000	(46,502)
09/18/2013	State Street Bank & Trust Co.	USD	2,738,602	SEK	17,800,000	(67,213)
05/03/2013	State Street Bank & Trust Co.	USD	97,878	ZAR	878,310	(1,062)
05/06/2013	State Street Bank & Trust Co.	USD	47,086	ZAR	422,695	(641)

Net unrealized gains on Forward Foreign Currency Exchange Contracts						4,884,270

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$148,826,649	$—	$148,826,649
Australia[1]	—	59,158,591	—	59,158,591
Materials	5,668,326	24,247,311	—	29,915,637
Real Estate	4,870,397	15,561,715	—	20,432,112
Austria[1]	—	3,308,028	—	3,308,028
Semiconductors & Semiconductor Equipment	2,986,292	—	—	2,986,292
Belgium[1]	—	3,453,660	—	3,453,660
Pharmaceuticals, Biotechnology & Life Sciences	459,296	99,564	—	558,860
Brazil[1]	21,295,958	—	—	21,295,958
Canada[1]	72,665,354	—	—	72,665,354
Chile[1]	4,044,946	—	—	4,044,946

See financial notes 49

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

China[1]	$—	$22,974,610	$—	$22,974,610
Capital Goods	2,233,256	1,787,511	—	4,020,767
Pharmaceuticals, Biotechnology & Life Sciences	424,269	662,424	—	1,086,693
Technology Hardware & Equipment	454,643	2,989,482	—	3,444,125
Denmark[1]	—	25,207,253	—	25,207,253
Health Care Equipment & Services	92,763	1,283,368	—	1,376,131
France[1]	—	99,686,128	—	99,686,128
Consumer Services	124,510	73,210	—	197,720
Health Care Equipment & Services	3,461,497	344,665	—	3,806,162
Media	3,671,151	10,419,290	—	14,090,441
Pharmaceuticals, Biotechnology & Life Sciences	4,228,141	7,608,153	—	11,836,294
Real Estate	5,498,596	171,241	—	5,669,837
Telecommunication Services	79,560	763,924	—	843,484
Germany[1]	—	111,998,942	—	111,998,942
Materials	4,296,465	20,958,465	—	25,254,930
Media	4,255,850	149,192	—	4,405,042
Real Estate	3,150,751	1,489,664	—	4,640,415
Greece[1]	—	33,003	—	33,003
Telecommunication Services	32,742	—	—	32,742
Hong Kong[1]	—	47,619,514	—	47,619,514
Technology Hardware & Equipment	—	5,641,333	12,240	5,653,573
India[1]	—	10,948,393	—	10,948,393
Health Care Equipment & Services	1,639,755	—	—	1,639,755
Pharmaceuticals, Biotechnology & Life Sciences	4,096,861	2,318,590	—	6,415,451
Ireland[1]	—	12,776,330	—	12,776,330
Capital Goods	5,683,287	—	—	5,683,287
Food, Beverage & Tobacco	648,676	4,800,602	—	5,449,278
Transportation	538,933	—	—	538,933
Israel[1]	—	873,459	—	873,459
Software & Services	9,142,182	31,853	—	9,174,035
Japan[1]	—	301,759,763	—	301,759,763
Consumer Services	29,164	173,656	—	202,820
Food & Staples Retailing	288,388	8,459,927	—	8,748,315
Luxembourg[1]	—	409,971	—	409,971
Energy	4,304,407	91,103	—	4,395,510
Mexico[1]	4,518,167	—	—	4,518,167
Netherlands[1]	—	36,750,162	—	36,750,162
Energy	9,414,970	1,466,659	—	10,881,629
Food, Beverage & Tobacco	2,989,420	9,937,330	—	12,926,750
Nigeria[1]	1,146,171	—	—	1,146,171
Norway[1]	—	27,985,543	—	27,985,543
Materials	520,368	203,901	—	724,269
Poland[1]	—	260,902	—	260,902
Food & Staples Retailing	617,664	—	—	617,664

50 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Portugal[1]	$—	$256,611	$—	$256,611
Food & Staples Retailing	78,668	—	—	78,668
Republic of Korea[1]	—	10,406,356	—	10,406,356
Retailing	594,368	4,115,461	—	4,709,829
South Africa[1]	—	1,846,430	—	1,846,430
Diversified Financials	410,079	2,037,269	—	2,447,348
Health Care Equipment & Services	1,281,479	—	—	1,281,479
Spain[1]	—	6,875,947	—	6,875,947
Banks	980	13,781,385	14,371	13,796,736
Food, Beverage & Tobacco	727,739	—	—	727,739
Sweden[1]	—	34,098,637	—	34,098,637
Food, Beverage & Tobacco	3,738,869	105,841	—	3,844,710
Switzerland[1]	—	99,154,514	—	99,154,514
Energy	11,536,156	278,428	—	11,814,584
Food, Beverage & Tobacco	7,718,716	9,533,429	—	17,252,145
Pharmaceuticals, Biotechnology & Life Sciences	3,346,860	18,199,546	—	21,546,406
Taiwan[1]	—	13,568,726	—	13,568,726
Semiconductors & Semiconductor Equipment	6,030,520	5,785,157	—	11,815,677
Thailand[1]	—	2,298,267	—	2,298,267
Consumer Services	2,105,928	—	—	2,105,928
Media	692,828	—	—	692,828
Real Estate	1,848,037	—	—	1,848,037
Retailing	1,035,579	—	—	1,035,579
Telecommunication Services	2,346,746	—	—	2,346,746
Turkey[1]	—	3,252,778	—	3,252,778
Transportation	648,194	—	—	648,194
United Kingdom[1]	—	114,418,998	—	114,418,998
Capital Goods	1,198,376	79,420,481	50,875	80,669,732
Commercial & Professional Supplies	8,255,720	9,264,181	—	17,519,901
Food, Beverage & Tobacco	10,761,361	16,294,477	—	27,055,838
Insurance	11,459,584	15,330,652	—	26,790,236
Materials	4,454,002	41,815,597	—	46,269,599
Pharmaceuticals, Biotechnology & Life Sciences	688,556	8,624,316	—	9,312,872
Real Estate	3,270,279	4,086,112	—	7,356,391
Retailing	3,095,426	7,472,803	—	10,568,229
Software & Services	955,078	5,177,918	—	6,132,996
Technology Hardware & Equipment	7,969,730	27,518,474	—	35,488,204
Telecommunication Services	1,630,483	2,900,359	—	4,530,842
United States[1]	2,556,631	—	—	2,556,631
Preferred Stock[1]	—	1,027,492	—	1,027,492
Other Investment Companies[1]	72,899,443	—	—	72,899,443
Rights
Netherlands	20,734	—	—	20,734

See financial notes 51

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Spain	$304	$—	$346,281	$346,585
Short-Term Investments[1]	—	2,170,789	—	2,170,789

Total	$362,930,629	$1,596,882,465	$423,767	$1,960,236,861

Other Financial Instruments
Futures Contract[2]	$1,453,144	$—	$—	$1,453,144
Forward Foreign Currency Exchange Contracts[2]	6,518,708	—	—	6,518,708

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	($1,634,438)	$—	$—	($1,634,438)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
	October 31,	Discounts	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2012	(Premiums)	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock
Hong Kong	$30,640	$—	$—	($18,400)	$—	$—	$—	$—	$12,240
Spain	—	—	—	1,320	13,051	—	—	—	14,371
United Kingdom	—	—	—	955	49,920	—	—	—	50,875
Preferred Stock
United Kingdom	32,214	—	296	(377)	—	(32,133)	—	—	—
Rights
Spain	—	—	—	21,300	324,981	—	—	—	346,281
Corporate Bonds
Brazil	28,510	89	(3,908)	88,682	—	(113,373)	—	—	—

Total	$91,364	$89	($3,612)	$93,480	$387,952	($145,506)	$—	$—	$423,767

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized gains (losses) for Level 3 investments held by the fund at April 30, 2013 was ($26,778).

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $9,459,236 and $22,647,351 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended April 30, 2013. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

52 See financial notes

 Laudus International MarketMasters Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments, at value (cost $1,520,199,079)		$1,960,236,861
Foreign currency, at value (cost $1,888,613)		1,907,987
Receivables:
Investments sold		14,495,798
Dividends		7,346,616
Fund shares sold		3,234,578
Foreign tax reclaims		1,130,985
Due from broker for futures		31,740
Interest		744
Unrealized gains on forward foreign currency exchange contracts		6,518,708
Prepaid expenses	+	120,691

Total assets		1,995,024,708

Liabilities

Payables:
Investments bought		16,548,178
Investment adviser and administrator fees		178,938
Shareholder service fees		343,581
Fund shares redeemed		1,104,039
Foreign capital gains tax		22,978
Unrealized losses on forward foreign currency exchange contracts	+	1,634,438

Total liabilities		19,832,152

Net Assets

Total assets		1,995,024,708
Total liabilities	−	19,832,152

Net assets		$1,975,192,556

Net Assets by Source
Capital received from investors		1,851,818,839
Distributions in excess of net investment income		(8,328,366)
Net realized capital losses		(314,669,291)
Net unrealized capital gains		446,371,374

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$648,160,599		29,862,749		$21.70
Select Shares	$1,327,031,957		61,176,111		$21.69

See financial notes 53

 Laudus International MarketMasters Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $1,365,575)		$21,363,269
Interest (net of foreign withholding taxes of $431)	+	57,435

Total investment income		21,420,704

Expenses

Investment adviser and administrator fees		11,277,276
Shareholder service fees:
Investor Shares		736,895
Select Shares		469,832
Custodian fees		530,377
Transfer agent fees		93,782
Portfolio accounting fees		89,961
Shareholder reports		54,850
Professional fees		54,180
Registration fees		28,445
Trustees’ fees		7,957
Interest expense		116
Other expenses	+	32,023

Total expenses		13,375,694
Expense reduction by CSIM and its affiliates	−	1,798,237
Custody credits	−	4

Net expenses	−	11,577,453

Net investment income		9,843,251

Realized and Unrealized Gains (Losses)

Net realized gains on investments		80,094,069
Net realized gains on futures contracts		2,480,592
Net realized gains on foreign currency transactions	+	1,081,676

Net realized gains		83,656,337
Net unrealized gains on investments (net of foreign capital gain tax of ($22,978))		176,792,147
Net unrealized gains on futures contracts		2,046,562
Net unrealized gains on foreign currency translations	+	3,557,034

Net unrealized gains	+	182,395,743

Net realized and unrealized gains		266,052,080

Increase in net assets resulting from operations		$275,895,331

54 See financial notes

 Laudus International MarketMasters Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$9,843,251	$20,817,525
Net realized gains		83,656,337	16,733,565
Net unrealized gains	+	182,395,743	114,959,645

Increase in net assets from operations		275,895,331	152,510,735

Distributions to Shareholders

Distributions from net investment income
Investor Shares		(13,288,779)	(5,407,664)
Select Shares	+	(25,873,436)	(9,563,990)

Total distributions from net investment income		($39,162,215)	($14,971,654)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		1,686,262	$34,182,019	1,866,086	$33,699,589
Select Shares	+	8,868,687	180,268,016	14,627,352	259,539,496

Total shares sold		10,554,949	$214,450,035	16,493,438	$293,239,085

Shares Reinvested
Investor Shares		634,180	$12,214,309	313,230	$4,983,484
Select Shares	+	892,608	17,173,788	403,057	6,404,578

Total shares reinvested		1,526,788	$29,388,097	716,287	$11,388,062

Shares Redeemed
Investor Shares		(3,546,096)	($71,570,511)	(9,205,299)	($164,437,304)
Select Shares	+	(4,388,632)	(87,468,741)	(14,236,435)	(249,904,027)

Total shares redeemed		(7,934,728)	($159,039,252)	(23,441,734)	($414,341,331)

Net transactions in fund shares		4,147,009	$84,798,880	(6,232,009)	($109,714,184)

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		86,891,851	$1,653,660,560	93,123,860	$1,625,835,663
Total increase or decrease	+	4,147,009	321,531,996	(6,232,009)	27,824,897

End of period		91,038,860	$1,975,192,556	86,891,851	$1,653,660,560

(Distributions in excess of net investment income)/Net investment income not yet distributed			($8,328,366)		$20,990,598

See financial notes 55

 Laudus MarketMasters Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab International Core Equity Fund
Laudus Small-Cap MarketMasters Fund	Schwab Target 2010 Fund
Laudus International MarketMasters Fund	Schwab Target 2015 Fund
Schwab S&P 500 Index Fund	Schwab Target 2020 Fund
Schwab Small-Cap Index Fund	Schwab Target 2025 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2030 Fund
Schwab International Index Fund	Schwab Target 2035 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2040 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2045 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2050 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2055 Fund
Schwab Balanced Fund	Schwab Fundamental US Large Company Index Fund
Schwab Core Equity Fund	Schwab Fundamental US Small Company Index Fund
Schwab Dividend Equity Fund	Schwab Fundamental International Large Company Index Fund
Schwab Large-Cap Growth Fund	Schwab Fundamental International Small Company Index Fund
Schwab Small-Cap Equity Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Hedged Equity Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Financial Services Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Health Care Fund	Schwab Monthly Income Fund - Maximum Payout

Each of the Laudus MarketMasters Funds offers two share classes: Investor Shares and Select Shares®. Shares of each class represent an interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund or share class, as applicable. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a

56

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Futures and forward foreign currency exchange contracts: Futures and forwards are valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s forward exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values. Exchange trade funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to

 57

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of April 30, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Foreign Currency Exchange Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized gains or losses until the contracts settle, at which time the gains or losses are realized.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

58

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2013, if any, are reflected in the funds’ Statements of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

 59

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(l) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU No. 2011-11 may have on the funds’ financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that investors could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

The fund’s investment managers attempt to reduce the impact of the performance of any given investment style by investing in both value and growth style stocks. But whenever value stocks fall out of favor with investors, they may underperform growth stocks, and vice versa.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger, more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

As with all actively managed funds, the strategies of the fund’s managers — its investment adviser and investment managers — may not achieve their desired results.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries.

As a result of the fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the fund would be adversely affected.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a

60

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

disproportionately larger impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

Although CSIM monitors and seeks to coordinate the overall management of a fund, each investment manager makes investment decisions independently, and it is possible that the investment styles of the investment managers may not complement one another. As a result, a fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if a fund had a single manager.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

	Laudus Small-Cap	Laudus International
% of Average Daily Net Assets	MarketMasters Fund	MarketMasters Fund

First $500 million	1.17%	1.29%
$500 million to $1 billion	1.13%	1.275%
Over $1 billion	1.07%	1.25%

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25% for Investor Shares and 0.20% for Select Shares. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% for Investor Shares and 0.20% for Select Shares of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Investor Shares	1.35%	1.40%
Select Shares	1.20%	1.25%

 61

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentage of each fund shares in this report owned by other Schwab Funds as of April 30, 2013:

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Schwab Target 2010 Fund	0.6%	0.1%
Schwab Target 2015 Fund	1.0%	0.2%
Schwab Target 2020 Fund	5.8%	1.1%
Schwab Target 2025 Fund	3.6%	0.7%
Schwab Target 2030 Fund	11.2%	2.0%
Schwab Target 2035 Fund	3.4%	0.6%
Schwab Target 2040 Fund	13.2%	2.3%
Schwab Target 2045 Fund	0.1%	0.0%	*
Schwab Target 2050 Fund	0.1%	0.0%	*
Schwab Target 2055 Fund	0.1%	0.0%	*
Schwab Monthly Income Fund - Moderate Payout	—%	0.2%
Schwab Monthly Income Fund - Enhanced Payout	—%	0.4%
Schwab Monthly Income Fund - Maximum Payout	—%	0.2%
Schwab Balanced Fund	8.3%	—%

*	Less than 0.05%

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Laudus Small-Cap MarketMasters Fund	$99,378,807	$99,992,041
Laudus International MarketMasters Fund	591,863,459	562,006,278

8. Derivatives:

The funds entered into equity index futures contracts (“futures”) during the report period. The funds invested in futures to equitize available cash. The fair value and due to brokers for futures contracts held at April 30, 2013 are presented on the face of

62

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

8. Derivatives (continued):

the Portfolio Holdings and Statement of Assets, respectively. The net realized/unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:

	Contract Values	Number of Contracts

Laudus Small-Cap MarketMasters Fund	$2,918,182	33
Laudus International MarketMasters Fund	39,065,751	476

The Laudus International MarketMasters Fund also invested in forward foreign currency exchange contracts (“forwards”) during the report period. The fund invested in forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. Refer to financial note 2(b) for the fund’s accounting policies with respect to forwards and financial note 3 for disclosures concerning the risks of investing in forwards. During the period, the month-end average forward foreign currency notional amount and the month-end average unrealized gains (losses) were $157,669,929 and $4,209,926, respectively.

As of April 30, 2013, the derivatives contracts held by the Laudus International MarketMasters Fund, categorized by primary risk exposure, were:

Asset Derivatives	Fair Value

Equity Index - Futures Contracts[1]	$1,453,144
Forward Foreign Currency Exchange Contracts[2]	6,518,708

Total	$7,971,852

Liability Derivatives

Forward Foreign Currency Exchange Contracts[3]	$1,634,438

[1]	Includes cumulative unrealized gains of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
[2]	Statement of Assets and Liabilities location: Unrealized gains on forward foreign currency exchange contracts.
[3]	Statement of Assets and Liabilities location: Unrealized losses on forward foreign currency exchange contracts.

During the period ending April 30, 2013, the derivatives held by the Laudus International MarketMasters Fund, categorized by primary risk exposure, were:

	Equity Index	Forward Foreign Currency
	Futures Contracts	Exchange Contracts

Realized Gains (Losses)[1]	$2,480,592	$1,067,495
Change in Unrealized Gains (Losses)[2]	2,046,562	3,493,973

[1]	Statement of Operations location: Net realized gains/losses on futures contracts and net realized gains/losses on foreign currency transactions.
[2]	Statement of Operations location: Net unrealized gains/losses on futures contracts and net unrealized gains/losses on foreign currency translations.

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/12-4/30/13)	(11/1/11-10/31/12)

Laudus Small-Cap MarketMasters Fund	$95	$394
Laudus International MarketMasters Fund	3,031	7,324

 63

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2012, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

	Laudus Small-Cap	Laudus International
Expiration Date	MarketMasters Fund	MarketMasters Fund

October 31, 2016	$—	$1,774,547
October 31, 2017	50,679,960	366,649,297

Total	$50,679,960	$368,423,844

For the year ended October 31, 2012, the funds had capital losses deferred and capital losses utilized as follows:

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Capital losses deferred	$897,248	$—
Capital losses utilized	12,666,636	2,234,908

As of October 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2012, the funds did not incur any interest or penalties.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

64

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 94 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	77	Director,WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	77	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	77	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

 65

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	94	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

66

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab. In addition to their employment with Schwab, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 67

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

68

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Laudus Funds’ website at www.laudus.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Laudus Funds at 1-800-447-3332.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.laudus.com/prospectus or the SEC’s website at http://www.sec.gov.

The Laudus Fundstm

Laudus Growth Investors
Laudus Growth Investors U.S. Large Cap Growth Fund

Laudus MarketMasters Fundstm
Laudus International MarketMasters Fundtm
Laudus Small-Cap MarketMasters Fundtm

Laudus Mondrian Fundstm
Laudus Mondrian International Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Fixed Income Fund
Laudus Mondrian Global Fixed Income Fund

Laudus Mondrian Institutional Fundstm
Laudus Mondrian Institutional Emerging Markets Fund
Laudus Mondrian Institutional International Equity Fund

The Laudus Funds include the Laudus Growth Investors U.S. Large Cap Growth Fund and the Laudus Mondrian Funds, which are part of the Laudus Trust and Laudus Institutional Trust and distributed by ALPS Distributors Inc.; and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust, and distributed by Charles Schwab & Co., Inc. Charles Schwab & Co., Inc. and ALPS Distributors Inc. are unaffiliated entities.

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Laudus MarketMasters Funds
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

© 2013 Charles Schwab & Co., Inc. All rights reserved. Member SIPC®. Printed on recycled paper.	MFR13563-16 00098633

COMMAND PERFORMANCETM

Semiannual report dated April 30, 2013, enclosed.

Schwab Target Funds

Schwab Target 2010 Fund

Schwab Target 2015 Fund

Schwab Target 2020 Fund

Schwab Target 2025 Fund

Schwab Target 2030 Fund

Schwab Target 2035 Fund

Schwab Target 2040 Fund

Schwab Target 2045 Fund

Schwab Target 2050 Fund

Schwab Target 2055 Fund

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This wrapper is not part of the shareholder report.

Schwab Target Funds

Semiannual Report
April 30, 2013

Schwab Target 2010 Fund

Schwab Target 2015 Fund

Schwab Target 2020 Fund

Schwab Target 2025 Fund

Schwab Target 2030 Fund

Schwab Target 2035 Fund

Schwab Target 2040 Fund

Schwab Target 2045 Fund

Schwab Target 2050 Fund

Schwab Target 2055 Fund

Schwab Target Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Six Months Ended April 30, 2013[1]

Schwab Target 2010 Fund (Ticker Symbol: SWBRX)	6.33%

Target 2010 Composite Index	6.31%
Fund Category: Morningstar Target-Date 2000-2010	5.96%

Performance Details	page 9

Schwab Target 2015 Fund (Ticker Symbol: SWGRX)	7.57%

Target 2015 Composite Index	7.48%
Fund Category: Morningstar Target-Date 2011-2015	7.00%

Performance Details	page 10

Schwab Target 2020 Fund (Ticker Symbol: SWCRX)	9.38%

Target 2020 Composite Index	9.37%
Fund Category: Morningstar Target-Date 2016-2020	7.82%

Performance Details	page 11

Schwab Target 2025 Fund (Ticker Symbol: SWHRX)	10.71%

Target 2025 Composite Index	10.79%
Fund Category: Morningstar Target-Date 2021-2025	9.46%

Performance Details	page 12

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

The components that make up each of the following composite indices may vary over time.

The Target 2010 Composite Index is a custom blended index developed by CSIM based on the 2010 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 27.7% Dow Jones U.S. Total Stock Market Index, 8.7% MSCI EAFE Index, 30.1% Barclays U.S. Aggregate Bond Index, 2.0% FTSE EPRA/NAREIT Global Index, 3.5% Barclays U.S. Aggregate Intermediate Bond Index, 0.5% MSCI Emerging Markets Index, 5.6% Barclays U.S. TIPS Index, 1.3% Citigroup Non-U.S. Dollar World Government Bond Index, 14.2% Barclays U.S. Government/Credit: 1-5 Years, and 6.4% Barclays U.S. Treasury Bills: 1-3 Months.

The Target 2015 Composite Index is a custom blended index developed by CSIM based on the 2015 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 33.0% Dow Jones U.S. Total Stock Market Index, 10.5% MSCI EAFE Index, 27.5% Barclays U.S. Aggregate Bond Index, 2.3% FTSE EPRA/NAREIT Global Index, 3.6% Barclays U.S. Aggregate Intermediate Bond Index, 0.6% MSCI Emerging Markets Index, 4.8% Barclays U.S. TIPS Index, 1.6% Citigroup Non-U.S. Dollar World Government Bond Index, 10.8% Barclays U.S. Government/Credit: 1-5 Years, and 5.3% Barclays U.S. Treasury Bills: 1-3 Months.

The Target 2020 Composite Index is a custom blended index developed by CSIM based on the 2020 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 42.1% Dow Jones U.S. Total Stock Market Index, 13.3% MSCI EAFE Index, 22.4% Barclays U.S. Aggregate Bond Index, 3.0% FTSE EPRA/NAREIT Global Index, 3.4% Barclays U.S. Aggregate Intermediate Bond Index, 0.7% MSCI Emerging Markets Index, 3.4% Barclays U.S. TIPS Index, 1.8% Citigroup Non-U.S. Dollar World Government Bond Index, 6.0% Barclays U.S. Government/Credit: 1-5 Years, and 3.9% Barclays U.S. Treasury Bills: 1-3 Months.

The Target 2025 Composite Index is a custom blended index developed by CSIM based on the 2025 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 48.8% Dow Jones U.S. Total Stock Market Index, 15.5% MSCI EAFE Index, 17.9% Barclays U.S. Aggregate Bond Index, 3.4% FTSE EPRA/NAREIT Global Index, 3.0% Barclays U.S. Aggregate Intermediate Bond Index, 0.8% MSCI Emerging Markets Index, 2.5% Barclays U.S. TIPS Index, 1.7% Citigroup Non-U.S. Dollar World Government Bond Index, 3.4% Barclays U.S. Government/Credit: 1-5 Years, and 3.0% Barclays U.S. Treasury Bills: 1-3 Months.

[1]	The report period covers the six months beginning November 1, 2012 through April 30, 2013, except where noted.

Schwab Target Funds 3

Performance at a Glance continued

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Six Months Ended April 30, 2013[1]

Schwab Target 2030 Fund (Ticker Symbol: SWDRX)	11.78%

Target 2030 Composite Index	11.96%
Fund Category: Morningstar Target-Date 2026-2030	10.14%

Performance Details	page 13

Schwab Target 2035 Fund (Ticker Symbol: SWIRX)	12.83%

Target 2035 Composite Index	13.06%
Fund Category: Morningstar Target-Date 2031-2035	11.48%

Performance Details	page 14

Schwab Target 2040 Fund (Ticker Symbol: SWERX)	13.53%

Target 2040 Composite Index	13.85%
Fund Category: Morningstar Target-Date 2036-2040	11.60%

Performance Details	page 15

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

The components that make up each of the following composite indices may vary over time.

The Target 2030 Composite Index is a custom blended index developed by CSIM based on the 2030 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 54.1% Dow Jones U.S. Total Stock Market Index, 17.2% MSCI EAFE Index, 13.8% Barclays U.S. Aggregate Bond Index, 3.8% FTSE EPRA/ NAREIT Global Index, 2.5% Barclays U.S. Aggregate Intermediate Bond Index, 0.9% MSCI Emerging Markets Index, 1.8% Barclays U.S. TIPS Index, 1.5% Citigroup Non-U.S. Dollar World Government Bond Index, 1.8% Barclays U.S. Government/Credit: 1-5 Years, and 2.6% Barclays U.S. Treasury Bills: 1-3 Months.

The Target 2035 Composite Index is a custom blended index developed by CSIM based on the 2035 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 59.2% Dow Jones U.S. Total Stock Market Index, 18.7% MSCI EAFE Index, 9.8% Barclays U.S. Aggregate Bond Index, 4.2% FTSE EPRA/NAREIT Global Index, 1.8% Barclays U.S. Aggregate Intermediate Bond Index, 1.0% MSCI Emerging Markets Index, 1.2% Barclays U.S. TIPS Index, 1.1% Citigroup Non-U.S. Dollar World Government Bond Index, 0.8% Barclays U.S. Government/Credit: 1-5 Years, and 2.2% Barclays U.S. Treasury Bills: 1-3 Months.

The Target 2040 Composite Index is a custom blended index developed by CSIM based on the 2040 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 62.8% Dow Jones U.S. Total Stock Market Index, 19.9% MSCI EAFE Index, 6.6% Barclays U.S. Aggregate Bond Index, 4.4% FTSE EPRA/NAREIT Global Index, 1.3% Barclays U.S. Aggregate Intermediate Bond Index, 1.0% MSCI Emerging Markets Index, 0.8% Barclays U.S. TIPS Index, 0.8% Citigroup Non-U.S. Dollar World Government Bond Index, 0.3% Barclays U.S. Government/Credit: 1-5 Years, and 2.1% Barclays U.S. Treasury Bills: 1-3 Months.

[1]	The report period covers the six months beginning November 1, 2012 through April 30, 2013, except where noted.

4 Schwab Target Funds

Performance at a Glance continued

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Six Months Ended April 30, 2013[1]

Schwab Target 2045 Fund[2] (Ticker Symbol: SWMRX)	6.00%

Target 2045 Composite Index	6.82%
Fund Category: Morningstar Target-Date 2041-2045	5.15%

Performance Details	page 16

Schwab Target 2050 Fund[2] (Ticker Symbol: SWNRX)	6.10%

Target 2050 Composite Index	6.99%
Fund Category: Morningstar Target-Date 2046-2050	5.08%

Performance Details	page 17

Schwab Target 2055 Fund[2] (Ticker Symbol: SWORX)	6.20%

Target 2055 Composite Index	7.09%
Fund Category: Morningstar Target-Date 2051-2055	5.42%

Performance Details	page 18

Minimum Initial Investment[3]	$100

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

The components that make up each of the following composite indices may vary over time.

The Target 2045 Composite Index is a custom blended index developed by CSIM based on the 2045 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 64.9% Dow Jones U.S. Total Stock Market Index, 20.5% MSCI EAFE Index, 4.9% Barclays U.S. Aggregate Bond Index, 4.5% FTSE EPRA/NAREIT Global Index, 0.9% Barclays U.S. Aggregate Intermediate Bond Index, 1.1% MSCI Emerging Markets Index, 0.5% Barclays U.S. TIPS Index, 0.6% Citigroup Non-U.S. Dollar World Government Bond Index, 0.1% Barclays U.S. Government/Credit: 1-5 Years, and 2.0% Barclays U.S. Treasury Bills: 1-3 Months.

The Target 2050 Composite Index is a custom blended index developed by CSIM based on the 2050 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 66.6% Dow Jones U.S. Total Stock Market Index, 21.1% MSCI EAFE Index, 3.2% Barclays U.S. Aggregate Bond Index, 4.7% FTSE EPRA/NAREIT Global Index, 0.6% Barclays U.S. Aggregate Intermediate Bond Index, 1.1% MSCI Emerging Markets Index, 0.3% Barclays U.S. TIPS Index, 0.4% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays U.S. Treasury Bills: 1-3 Months.

The Target 2055 Composite Index is a custom blended index developed by CSIM based on the 2055 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 67.7% Dow Jones U.S. Total Stock Market Index, 21.4% MSCI EAFE Index, 2.1% Barclays U.S. Aggregate Bond Index, 4.8% FTSE EPRA/NAREIT Global Index, 0.4% Barclays U.S. Aggregate Intermediate Bond Index, 1.1% MSCI Emerging Markets Index, 0.2% Barclays U.S. TIPS Index, 0.3% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays U.S. Treasury Bills: 1-3 Months.

[1]	The report period covers the six months beginning November 1, 2012 through April 30, 2013, except where noted.
[2]	Total returns are since the fund’s inception date of January 23, 2013.
[3]	Please see the funds’ prospectus for further detail and eligibility requirements.

Schwab Target Funds 5

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Schwab Target Funds. Within each fund is a mix of active, passive, proprietary, and third-party strategies. The funds are professionally managed according to projected retirement dates, and rebalanced to become more conservative as a target date approaches and beyond.

For the six months ended April 30, 2013, the returns of the funds reflected a strong rally by stocks in U.S. and developed international markets, and mixed returns by bonds. The backdrop for these performances included efforts undertaken by the Federal Reserve and many central banks around the world to stimulate faster economic growth by keeping interest rates low. This was particularly the case in Japan, where aggressive central bank policies helped fuel a rally by stocks, while the yen depreciated sharply versus the U.S. dollar. Reduced concerns about the euro zone’s sovereign debt crisis and U.S. fiscal cliff also generally helped equities.

Signs of improvement in the U.S. housing market provided another generally supportive element for stocks, while positively affecting the performance of real estate securities. This collective backdrop helped to hold down returns for bonds. Many major U.S. stock market indices finished at or near record highs, while the MSCI EAFE Index (gross) returned 17.2% and the Dow Jones U.S. Total Stock Market Index returned 15.2%. Among bonds, the Barclays U.S. Aggregate Bond Index returned 0.9%.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

14.42%	S&P 500® Index: measures U.S. large-cap stocks

16.58%	Russell 2000® Index: measures U.S. small-cap stocks

17.18%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.90%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.04%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

6 Schwab Target Funds

From the President continued

For the six months ended April 30, 2013, the returns of the funds reflected a strong rally by stocks in U.S. and developed international markets, and mixed returns by bonds.

We also wanted to share some exciting news about our Schwab Target Funds. In January 2013, we enhanced our line-up of target-date options by adding the Target 2045 Fund, Target 2050 Fund, and Target 2055 Fund. We believe that these additions help us offer a full suite of target funds for shareholders.

For more information about the Schwab Target Funds, including the three newest products, please continue reading this report. In addition, you can find answers to frequently asked questions and more details about the funds by visiting www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Schwab Target Funds 7

Fund Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the funds. She was appointed portfolio manager of the funds in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

8 Schwab Target Funds

Schwab Target 2010 Fund

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2010 Fund (7/1/05)	6.33%	8.38%	3.67%	4.62%
Target 2010 Composite Index[3]	6.31%	8.66%	4.09%	5.66%
Dow Jones U.S. Total Stock Market IndexSM	15.16%	17.15%	5.81%	6.50%
Barclays U.S. Aggregate Bond Index	0.90%	3.68%	5.72%	5.32%
Fund Category: Morningstar Target-Date 2000-2010	5.96%	8.14%	3.88%	4.73%

Fund Expense Ratios4: Net 0.55%; Gross 0.73%

 Statistics

Number of Holdings	23
Portfolio Turnover Rate[5]	11%

 Asset Class Weightings % of Investments6

Fixed-Income Funds – Intermediate-Term Bond	33.0%
Equity Funds – Large-Cap	23.3%
Fixed-Income Funds – Short-Term Bond	14.7%
Equity Funds – International	9.3%
Fixed Income Funds – Inflation-Protected Bond	5.4%
Equity Funds – Small-Cap	5.3%
Money Market Funds	3.3%
Short-Term Investments	3.1%
Equity Funds – Global Real Estate	2.1%
Fixed-Income Funds – International Bond	0.5%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab Total Bond Market Fund	20.6%
Schwab Short-Term Bond Market Fund	14.6%
PIMCO Total Return Fund, Institutional Shares	6.5%
Laudus Growth Investors U.S. Large Cap Growth Fund	6.2%
Schwab Core Equity Fund	5.5%
Schwab Treasury Inflation Protected Securities Index Fund	5.4%
Schwab S&P 500 Index Fund	5.3%
Laudus International MarketMasters Fund, Select Shares	4.0%
Schwab Small-Cap Equity Fund	3.5%
TCW Relative Value Large Cap Fund	3.5%
Total	75.1%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The Laudus Growth Investors U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2010 Composite Index is a custom blended index developed by CSIM based on the 2010 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 27.7% Dow Jones U.S. Total Stock Market Index, 8.7% MSCI EAFE Index, 30.1% Barclays U.S. Aggregate Bond Index, 2.0% FTSE EPRA/NAREIT Global Index, 3.5% Barclays U.S. Aggregate Intermediate Bond Index, 0.5% MSCI Emerging Markets Index, 5.6% Barclays U.S. TIPS Index, 1.3% Citigroup Non-U.S. Dollar World Government Bond Index, 14.2% Barclays U.S. Government/Credit: 1-5 Years, and 6.4% Barclays U.S. Treasury Bills: 1-3 Months. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.55%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds 9

Schwab Target 2015 Fund

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2015 Fund (3/12/08)	7.57%	9.54%	4.66%	5.10%
Target 2015 Composite Index[3]	7.48%	9.93%	4.36%	5.07%
Dow Jones U.S. Total Stock Market IndexSM	15.16%	17.15%	5.81%	6.75%
Barclays U.S. Aggregate Bond Index	0.90%	3.68%	5.72%	5.86%
Fund Category: Morningstar Target-Date 2011-2015	7.00%	9.33%	3.63%	4.34%

Fund Expense Ratios4: Net 0.61%; Gross 0.80%

 Statistics

Number of Holdings	23
Portfolio Turnover Rate[5]	8%

 Asset Class Weightings % of Investments6

Fixed-Income Funds – Intermediate-Term Bond	31.0%
Equity Funds – Large-Cap	27.5%
Equity Funds – International	11.1%
Fixed-Income Funds – Short-Term Bond	11.1%
Equity Funds – Small-Cap	6.3%
Fixed Income Funds – Inflation-Protected Bond	4.3%
Short-Term Investments	4.3%
Equity Funds – Global Real Estate	2.6%
Fixed-Income Funds – International Bond	0.9%
Money Market Funds	0.9%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab Total Bond Market Fund	17.0%
Schwab Short-Term Bond Market Fund	11.1%
PIMCO Total Return Fund, Institutional Shares	7.6%
Laudus Growth Investors U.S. Large Cap Growth Fund	7.2%
Schwab Core Equity Fund	6.7%
Schwab S&P 500 Index Fund	6.1%
Laudus International MarketMasters Fund, Select Shares	4.7%
Schwab Treasury Inflation Protected Securities Index Fund	4.3%
Schwab Small-Cap Equity Fund	4.2%
TCW Relative Value Large Cap Fund	4.1%
Total	73.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The Laudus Growth Investors U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2015 Composite Index is a custom blended index developed by CSIM based on the 2015 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 33.0% Dow Jones U.S. Total Stock Market Index, 10.5% MSCI EAFE Index, 27.5% Barclays U.S. Aggregate Bond Index, 2.3% FTSE EPRA/NAREIT Global Index, 3.6% Barclays U.S. Aggregate Intermediate Bond Index, 0.6% MSCI Emerging Markets Index, 4.8% Barclays U.S. TIPS Index, 1.6% Citigroup Non-U.S. Dollar World Government Bond Index, 10.8% Barclays U.S. Government/Credit: 1-5 Years, and 5.3% Barclays U.S. Treasury Bills: 1-3 Months. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.61%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

10 Schwab Target Funds

Schwab Target 2020 Fund

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2020 Fund (7/1/05)	9.38%	11.34%	5.21%	5.73%
Target 2020 Composite Index[3]	9.37%	11.96%	4.79%	6.21%
Dow Jones U.S. Total Stock Market IndexSM	15.16%	17.15%	5.81%	6.50%
Barclays U.S. Aggregate Bond Index	0.90%	3.68%	5.72%	5.32%
Fund Category: Morningstar Target-Date 2016-2020	7.82%	10.00%	3.74%	4.70%

Fund Expense Ratios4: Net 0.67%; Gross 0.73%

 Statistics

Number of Holdings	22
Portfolio Turnover Rate[5]	10%

 Asset Class Weightings % of Investments6

Equity Funds – Large-Cap	34.8%
Fixed-Income Funds – Intermediate-Term Bond	25.5%
Equity Funds – International	14.2%
Equity Funds – Small-Cap	8.1%
Fixed-Income Funds – Short-Term Bond	6.3%
Equity Funds – Global Real Estate	3.2%
Fixed Income Funds – Inflation-Protected Bond	3.0%
Short-Term Investments	3.7%
Fixed-Income Funds – International Bond	1.2%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab Total Bond Market Fund	11.4%
Laudus Growth Investors U.S. Large Cap Growth Fund	9.2%
Schwab Core Equity Fund	8.6%
Schwab S&P 500 Index Fund	7.8%
PIMCO Total Return Fund, Institutional Shares	7.7%
Schwab Short-Term Bond Market Fund	6.3%
Laudus International MarketMasters Fund, Select Shares	5.8%
Schwab Small-Cap Equity Fund	5.4%
TCW Relative Value Large Cap Fund	5.0%
Schwab Dividend Equity Fund	4.1%
Total	71.3%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The Laudus Growth Investors U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2020 Composite Index is a custom blended index developed by CSIM based on the 2020 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 42.1% Dow Jones U.S. Total Stock Market Index, 13.3% MSCI EAFE Index, 22.4% Barclays U.S. Aggregate Bond Index, 3.0% FTSE EPRA/NAREIT Global Index, 3.4% Barclays U.S. Aggregate Intermediate Bond Index, 0.7% MSCI Emerging Markets Index, 3.4% Barclays U.S. TIPS Index, 1.8% Citigroup Non-U.S. Dollar World Government Bond Index, 6.0% Barclays U.S. Government/Credit: 1-5 Years, and 3.9% Barclays U.S. Treasury Bills: 1-3 Months. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.67%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds 11

Schwab Target 2025 Fund

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2025 Fund (3/12/08)	10.71%	12.53%	6.09%	6.67%
Target 2025 Composite Index[3]	10.79%	13.39%	5.00%	5.79%
Dow Jones U.S. Total Stock Market IndexSM	15.16%	17.15%	5.81%	6.75%
Barclays U.S. Aggregate Bond Index	0.90%	3.68%	5.72%	5.86%
Fund Category: Morningstar Target-Date 2021-2025	9.46%	11.43%	3.56%	4.49%

Fund Expense Ratios4: Net 0.72%; Gross 0.82%

 Statistics

Number of Holdings	21
Portfolio Turnover Rate[5]	8%

 Asset Class Weightings % of Investments6

Equity Funds – Large-Cap	40.2%
Fixed-Income Funds – Intermediate-Term Bond	20.6%
Equity Funds – International	16.4%
Equity Funds – Small-Cap	9.4%
Fixed-Income Funds – Short-Term Bond	3.7%
Equity Funds – Global Real Estate	3.7%
Short-Term Investments	2.8%
Fixed Income Funds – Inflation-Protected Bond	2.2%
Fixed-Income Funds – International Bond	1.0%
Total	100.0%

 Top Holdings % of Net Assets7,8

Laudus Growth Investors U.S. Large Cap Growth Fund	10.6%
Schwab Core Equity Fund	10.3%
Schwab S&P 500 Index Fund	8.7%
Schwab Total Bond Market Fund	7.6%
PIMCO Total Return Fund, Institutional Shares	7.1%
Laudus International MarketMasters Fund, Select Shares	6.7%
Schwab Small-Cap Equity Fund	6.3%
TCW Relative Value Large Cap Fund	5.7%
Schwab Dividend Equity Fund	4.8%
Schwab Short-Term Bond Market Fund	3.7%
Total	71.5%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The Laudus Growth Investors U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2025 Composite Index is a custom blended index developed by CSIM based on the 2025 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 48.8% Dow Jones U.S. Total Stock Market Index, 15.5% MSCI EAFE Index, 17.9% Barclays U.S. Aggregate Bond Index, 3.4% FTSE EPRA/NAREIT Global Index, 3.0% Barclays U.S. Aggregate Intermediate Bond Index, 0.8% MSCI Emerging Markets Index, 2.5% Barclays U.S. TIPS Index, 1.7% Citigroup Non-U.S. Dollar World Government Bond Index, 3.4% Barclays U.S. Government/Credit: 1-5 Years, and 3.0% Barclays U.S. Treasury Bills: 1-3 Months. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.72%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

12 Schwab Target Funds

Schwab Target 2030 Fund

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2030 Fund (7/1/05)	11.78%	13.51%	5.84%	6.28%
Target 2030 Composite Index[3]	11.96%	14.51%	5.06%	6.48%
Dow Jones U.S. Total Stock Market IndexSM	15.16%	17.15%	5.81%	6.50%
Barclays U.S. Aggregate Bond Index	0.90%	3.68%	5.72%	5.32%
Fund Category: Morningstar Target-Date 2026-2030	10.14%	11.91%	3.38%	4.68%

Fund Expense Ratios4: Net 0.75%; Gross 0.80%

 Statistics

Number of Holdings	21
Portfolio Turnover Rate[5]	7%

 Asset Class Weightings % of Investments6

Equity Funds – Large-Cap	44.4%
Equity Funds – International	18.2%
Fixed-Income Funds – Intermediate-Term Bond	15.9%
Equity Funds – Small-Cap	10.5%
Equity Funds – Global Real Estate	4.0%
Short-Term Investments	2.4%
Fixed-Income Funds – Short-Term Bond	1.9%
Fixed-Income Funds – Inflation-Protected Bond	1.6%
Fixed-Income Funds – International Bond	1.1%
Total	100.0%

 Top Holdings % of Net Assets7,8

Laudus Growth Investors U.S. Large Cap Growth Fund	11.6%
Schwab Core Equity Fund	11.2%
Schwab S&P 500 Index Fund	10.0%
Laudus International MarketMasters Fund, Select Shares	7.4%
Schwab Small-Cap Equity Fund	6.9%
TCW Relative Value Large Cap Fund	6.2%
Schwab Total Bond Market Fund	5.8%
PIMCO Total Return Fund, Institutional Shares	5.6%
Schwab Dividend Equity Fund	5.3%
Schwab Global Real Estate Fund	4.0%
Total	74.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The Laudus Growth Investors U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2030 Composite Index is a custom blended index developed by CSIM based on the 2030 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 54.1% Dow Jones U.S. Total Stock Market Index, 17.2% MSCI EAFE Index, 13.8% Barclays U.S. Aggregate Bond Index, 3.8% FTSE EPRA/ NAREIT Global Index, 2.5% Barclays U.S. Aggregate Intermediate Bond Index, 0.9% MSCI Emerging Markets Index, 1.8% Barclays U.S. TIPS Index, 1.5% Citigroup Non-U.S. Dollar World Government Bond Index, 1.8% Barclays U.S. Government/Credit: 1-5 Years, and 2.6% Barclays U.S. Treasury Bills: 1-3 Months. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.75%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds 13

Schwab Target 2035 Fund

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2035 Fund (3/12/08)	12.83%	14.40%	6.27%	6.84%
Target 2035 Composite Index[3]	13.06%	15.56%	5.12%	5.99%
Dow Jones U.S. Total Stock Market IndexSM	15.16%	17.15%	5.81%	6.75%
Barclays U.S. Aggregate Bond Index	0.90%	3.68%	5.72%	5.86%
Fund Category: Morningstar Target-Date 2031-2035	11.48%	13.02%	3.34%	4.43%

Fund Expense Ratios4: Net 0.79%; Gross 0.92%

 Statistics

Number of Holdings	21
Portfolio Turnover Rate[5]	4%

 Asset Class Weightings % of Investments6

Equity Funds – Large-Cap	48.4%
Equity Funds – International	19.9%
Equity Funds – Small-Cap	11.5%
Fixed-Income Funds – Intermediate-Term Bond	11.2%
Equity Funds – Global Real Estate	4.4%
Short-Term Investments	2.1%
Fixed-Income Funds – Inflation-Protected Bond	1.0%
Fixed-Income Funds – Short-Term Bond	0.9%
Fixed-Income Funds – International Bond	0.6%
Total	100.0%

 Top Holdings % of Net Assets7,8

Laudus Growth Investors U.S. Large Cap Growth Fund	12.6%
Schwab Core Equity Fund	12.5%
Schwab S&P 500 Index Fund	10.6%
Laudus International MarketMasters Fund, Select Shares	8.0%
Schwab Small-Cap Equity Fund	7.6%
TCW Relative Value Large Cap Fund	6.8%
Schwab Dividend Equity Fund	5.9%
Schwab Global Real Estate Fund	4.4%
PIMCO Total Return Fund, Institutional Shares	4.4%
William Blair International Small Cap Growth Fund, Institutional Shares	3.9%
Total	76.7%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The Laudus Growth Investors U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2035 Composite Index is a custom blended index developed by CSIM based on the 2035 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 59.2% Dow Jones U.S. Total Stock Market Index, 18.7% MSCI EAFE Index, 9.8% Barclays U.S. Aggregate Bond Index, 4.2% FTSE EPRA/NAREIT Global Index, 1.8% Barclays U.S. Aggregate Intermediate Bond Index, 1.0% MSCI Emerging Markets Index, 1.2% Barclays U.S. TIPS Index, 1.1% Citigroup Non-U.S. Dollar World Government Bond Index, 0.8% Barclays U.S. Government/Credit: 1-5 Years, and 2.2% Barclays U.S. Treasury Bills: 1-3 Months. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.79%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

14 Schwab Target Funds

Schwab Target 2040 Fund

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2040 Fund (7/1/05)	13.53%	15.08%	6.07%	6.63%
Target 2040 Composite Index[3]	13.85%	16.32%	5.15%	6.67%
Dow Jones U.S. Total Stock Market IndexSM	15.16%	17.15%	5.81%	6.50%
Barclays U.S. Aggregate Bond Index	0.90%	3.68%	5.72%	5.32%
Fund Category: Morningstar Target-Date 2036-2040	11.60%	13.00%	3.23%	4.83%

Fund Expense Ratios4: Net 0.81%; Gross 0.87%

 Statistics

Number of Holdings	21
Portfolio Turnover Rate[5]	3%

 Asset Class Weightings % of Investments6

Equity Funds – Large-Cap	51.2%
Equity Funds – International	21.1%
Equity Funds – Small-Cap	12.2%
Fixed-Income Funds – Intermediate-Term Bond	6.9%
Equity Funds – Global Real Estate	4.6%
Short-Term Investments	2.1%
Fixed-Income Funds – Short-Term Bond	0.7%
Fixed-Income Funds – Inflation-Protected Bond	0.7%
Fixed-Income Funds – International Bond	0.5%
Total	100.0%

 Top Holdings % of Net Assets7,8

Laudus Growth Investors U.S. Large Cap Growth Fund	13.2%
Schwab Core Equity Fund	13.2%
Schwab S&P 500 Index Fund	11.5%
Laudus International MarketMasters Fund, Select Shares	8.5%
Schwab Small-Cap Equity Fund	8.1%
TCW Relative Value Large Cap Fund	7.1%
Schwab Dividend Equity Fund	6.2%
Schwab Global Real Estate Fund	4.6%
Laudus Small-Cap MarketMasters Fund, Select Shares	4.2%
William Blair International Small Cap Growth Fund, Institutional Shares	4.2%
Total	80.8%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The Laudus Growth Investors U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2040 Composite Index is a custom blended index developed by CSIM based on the 2040 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 62.8% Dow Jones U.S. Total Stock Market Index, 19.9% MSCI EAFE Index, 6.6% Barclays U.S. Aggregate Bond Index, 4.4% FTSE EPRA/NAREIT Global Index, 1.3% Barclays U.S. Aggregate Intermediate Bond Index, 1.0% MSCI Emerging Markets Index, 0.8% Barclays U.S. TIPS Index, 0.8% Citigroup Non-U.S. Dollar World Government Bond Index, 0.3% Barclays U.S. Government/Credit: 1-5 Years, and 2.1% Barclays U.S. Treasury Bills: 1-3 Months. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.81%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds 15

Schwab Target 2045 Fund

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Total Returns1,2

Fund and Inception Date	Since Inception

Fund: Schwab Target 2045 Fund (1/23/13)	6.00%
Target 2045 Composite Index[3]	6.82%
Dow Jones U.S. Total Stock Market IndexSM	7.53%
Barclays U.S. Aggregate Bond Index	1.07%
Fund Category: Morningstar Target-Date 2041-2045	5.15%

Fund Expense Ratios4: Net 0.82%; Gross 0.95%

 Statistics

Number of Holdings	21
Portfolio Turnover Rate[5]	2%

 Asset Class Weightings % of Investments6

Equity Funds – Large-Cap	53.2%
Equity Funds – International	22.0%
Equity Funds – Small-Cap	12.7%
Fixed-Income Funds – Intermediate-Term Bond	5.2%
Equity Funds – Global Real Estate	4.9%
Short-Term Investments	1.2%
Fixed-Income Funds – Short-Term Bond	0.5%
Fixed-Income Funds – Inflation-Protected Bond	0.2%
Fixed-Income Funds – International Bond	0.1%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab Core Equity Fund	13.7%
Laudus Growth Investors U.S. Large Cap Growth Fund	13.6%
Schwab S&P 500 Index Fund	11.6%
Laudus International MarketMasters Fund, Select Shares	8.8%
Schwab Small-Cap Equity Fund	8.3%
TCW Relative Value Large Cap Fund	7.2%
Schwab Dividend Equity Fund	6.5%
Schwab Global Real Estate Fund	4.8%
William Blair International Small Cap Growth Fund, Institutional Shares	4.3%
Laudus Small-Cap MarketMasters Fund, Select Shares	4.2%
Total	83.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The Laudus Growth Investors U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2045 Composite Index is a custom blended index developed by CSIM based on the 2045 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 64.9% Dow Jones U.S. Total Stock Market Index, 20.5% MSCI EAFE Index, 4.9% Barclays U.S. Aggregate Bond Index, 4.5% FTSE EPRA/NAREIT Global Index, 0.9% Barclays U.S. Aggregate Intermediate Bond Index, 1.1% MSCI Emerging Markets Index, 0.5% Barclays U.S. TIPS Index, 0.6% Citigroup Non-U.S. Dollar World Government Bond Index, 0.1% Barclays U.S. Government/Credit: 1-5 Years, and 2.0% Barclays U.S. Treasury Bills: 1-3 Months. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.82%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

16 Schwab Target Funds

Schwab Target 2050 Fund

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Total Returns1,2

Fund and Inception Date	Since Inception

Fund: Schwab Target 2050 Fund (1/23/13)	6.10%
Target 2050 Composite Index[3]	6.99%
Dow Jones U.S. Total Stock Market IndexSM	7.53%
Barclays U.S. Aggregate Bond Index	1.07%
Fund Category: Morningstar Target-Date 2046-2050	5.08%

Fund Expense Ratios4: Net 0.83%; Gross 0.96%

 Statistics

Number of Holdings	21
Portfolio Turnover Rate[5]	0%

 Asset Class Weightings % of Investments6

Equity Funds – Large-Cap	54.5%
Equity Funds – International	22.5%
Equity Funds – Small-Cap	13.1%
Equity Funds – Global Real Estate	5.0%
Fixed-Income Funds – Intermediate-Term Bond	3.3%
Short-Term Investments	1.4%
Fixed-Income Funds – Inflation-Protected Bond	0.1%
Fixed-Income Funds – International Bond	0.1%
Fixed-Income Funds – Short-Term Bond	0.0%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab Core Equity Fund	14.1%
Laudus Growth Investors U.S. Large Cap Growth Fund	14.0%
Schwab S&P 500 Index Fund	12.0%
Laudus International MarketMasters Fund, Select Shares	9.0%
Schwab Small-Cap Equity Fund	8.6%
TCW Relative Value Large Cap Fund	7.4%
Schwab Dividend Equity Fund	6.6%
Schwab Global Real Estate Fund	4.9%
William Blair International Small Cap Growth Fund, Institutional Shares	4.4%
Laudus Small-Cap MarketMasters Fund, Select Shares	4.4%
Total	85.4%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The Laudus Growth Investors U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2050 Composite Index is a custom blended index developed by CSIM based on the 2050 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 66.6% Dow Jones U.S. Total Stock Market Index, 21.1% MSCI EAFE Index, 3.2% Barclays U.S. Aggregate Bond Index, 4.7% FTSE EPRA/NAREIT Global Index, 0.6% Barclays U.S. Aggregate Intermediate Bond Index, 1.1% MSCI Emerging Markets Index, 0.3% Barclays U.S. TIPS Index, 0.4% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays U.S. Treasury Bills: 1-3 Months. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.83%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized. Less than 1%.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds 17

Schwab Target 2055 Fund

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Total Returns1,2

Fund and Inception Date	Since Inception

Fund: Schwab Target 2055 Fund (1/23/13)	6.20%
Target 2055 Composite Index[3]	7.09%
Dow Jones U.S. Total Stock Market IndexSM	7.53%
Barclays U.S. Aggregate Bond Index	1.07%
Fund Category: Morningstar Target-Date 2051-2055	5.42%

Fund Expense Ratios4: Net 0.83%; Gross 0.96%

 Statistics

Number of Holdings	20
Portfolio Turnover Rate[5]	0%

 Asset Class Weightings % of Investments6

Equity Funds – Large-Cap	55.1%
Equity Funds – International	22.7%
Equity Funds – Small-Cap	13.2%
Equity Funds – Global Real Estate	5.0%
Fixed-Income Funds – Intermediate-Term Bond	2.0%
Short-Term Investments	1.8%
Fixed-Income Funds – International Bond	0.1%
Fixed-Income Funds – Inflation-Protected Bond	0.1%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab Core Equity Fund	14.2%
Laudus Growth Investors U.S. Large Cap Growth Fund	14.1%
Schwab S&P 500 Index Fund	12.4%
Laudus International MarketMasters Fund, Select Shares	9.2%
Schwab Small-Cap Equity Fund	8.7%
TCW Relative Value Large Cap Fund	7.5%
Schwab Dividend Equity Fund	6.8%
Schwab Global Real Estate Fund	5.0%
William Blair International Small Cap Growth Fund, Institutional Shares	4.5%
Laudus Small-Cap MarketMasters Fund, Select Shares	4.4%
Total	86.8%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The Laudus Growth Investors U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2055 Composite Index is a custom blended index developed by CSIM based on the 2055 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 67.7% Dow Jones U.S. Total Stock Market Index, 21.4% MSCI EAFE Index, 2.1% Barclays U.S. Aggregate Bond Index, 4.8% FTSE EPRA/NAREIT Global Index, 0.4% Barclays U.S. Aggregate Intermediate Bond Index, 1.1% MSCI Emerging Markets Index, 0.2% Barclays U.S. TIPS Index, 0.3% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays U.S. Treasury Bills: 1-3 Months. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.83%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized. Less than 1%.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

18 Schwab Target Funds

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2012 (except where noted below) and held through April 30, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
			Account Value
	Expense Ratio[1]	Beginning	(Net of Expenses)	Expenses Paid
	(Annualized)	Account Value	at 4/30/13	During Period

Schwab Target 2010 Fund[2]
Actual Return	0.00%	$1,000	$1,063.30	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

Schwab Target 2015 Fund[2]
Actual Return	0.00%	$1,000	$1,075.70	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

Schwab Target 2020 Fund[2]
Actual Return	0.00%	$1,000	$1,093.80	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

Schwab Target 2025 Fund[2]
Actual Return	0.00%	$1,000	$1,107.10	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

Schwab Target 2030 Fund[2]
Actual Return	0.00%	$1,000	$1,117.80	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

Schwab Target 2035 Fund[2]
Actual Return	0.00%	$1,000	$1,128.30	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

Schwab Target 2040 Fund[2]
Actual Return	0.00%	$1,000	$1,135.30	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

Schwab Target 2045 Fund[3]
Actual Return	0.01%	$1,000	$1,060.00	$0.03
Hypothetical 5% Return	0.01%	$1,000	$1,013.40	$0.03

Schwab Target 2050 Fund[3]
Actual Return	0.00%	$1,000	$1,061.00	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,013.42	$0.00

Schwab Target 2055 Fund[3]
Actual Return	0.00%	$1,000	$1,062.00	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,013.42	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the funds invest are not included in this ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
[3]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 98 days of the period (from commencement of operations on 1/23/13 through 4/30/13) and divided by 365 days of the fiscal year.

Schwab Target Funds 19

Schwab Target 2010 Fund

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	11.10		10.56	10.34	9.46	8.76	12.65

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.22	0.23	0.23	0.28	0.32
Net realized and unrealized gains (losses)	0.55		0.57	0.24	0.89	0.75	(3.73)

Total from investment operations	0.69		0.79	0.47	1.12	1.03	(3.41)
Less distributions:
Distributions from net investment income	(0.25)		(0.25)	(0.25)	(0.24)	(0.33)	(0.38)
Distributions from net realized gains	—		—	—	—	—	(0.10)

Total distributions	(0.25)		(0.25)	(0.25)	(0.24)	(0.33)	(0.48)

Net asset value at end of period	11.54		11.10	10.56	10.34	9.46	8.76

Total return (%)	6.33	[1]	7.63	4.63 [2]	11.99	12.24	(27.87)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4]	—	—	0.00 [5]	0.03 [6]	0.06
Gross operating expenses[3]	0.17	[4]	0.18	0.14	0.16	0.16	0.11
Net investment income (loss)	2.43	[4]	1.95	2.11	2.21	3.04	2.89
Portfolio turnover rate	11	[1]	13	11	24	47	50 [7]
Net assets, end of period ($ x 1,000,000)	60		60	64	73	75	80

* Unaudited.

1 Not annualized.
2 Includes proceeds from a litigation settlement related to an affiliated underlying fund. Without the litigation proceeds, performance would have been lower.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
7 The portfolio turnover ratio increased due to additional rebalancing activity of the underlying funds during the period.

20 See financial notes

 Schwab Target 2010 Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.5%	Other Investment Companies	47,140,056	58,030,675
3.0%	Short-Term Investments	1,830,554	1,830,554

99.5%	Total Investments	48,970,610	59,861,229
0.5%	Other Assets and Liabilities, Net		298,835

100.0%	Total Net Assets		60,160,064

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.5% of net assets

Equity Funds 39.9%

Global Real Estate 2.1%
Schwab Global Real Estate Fund (a)	169,891	1,262,293

International 9.3%
American Century International Growth Fund, Institutional Shares	88,457	1,101,295
Laudus International MarketMasters Fund, Select Shares (a)	111,865	2,426,356
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	28,882	286,513
Laudus Mondrian International Equity Fund, Institutional Shares (a)	86,253	682,262
William Blair International Small Cap Growth Fund, Institutional Shares	72,036	1,090,631

		5,587,057

Large-Cap 23.2%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	239,037	3,752,884
Schwab Core Equity Fund (a)	155,191	3,283,834
Schwab Dividend Equity Fund (a)	99,648	1,654,162
Schwab S&P 500 Index Fund (a)	126,923	3,174,342
TCW Relative Value Large Cap Fund	119,313	2,085,592

		13,950,814

Small-Cap 5.3%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	70,256	1,067,887
Schwab Small-Cap Equity Fund (a)	100,481	2,112,115

		3,180,002

		23,980,166

Fixed-Income Funds 53.3%

Inflation-Protected Bond 5.4%
Schwab Treasury Inflation Protected Securities Index Fund (a)	268,674	3,259,014

Intermediate-Term Bond 32.8%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	138,944	1,790,986
PIMCO Total Return Fund, Institutional Shares	347,464	3,940,236
Schwab Intermediate-Term Bond Fund (a)	159,173	1,656,991
Schwab Total Bond Market Fund (a)	1,274,981	12,367,320

		19,755,533

International Bond 0.5%
Laudus Mondrian International Fixed Income Fund (a)	25,297	280,543

Short-Term Bond 14.6%
Schwab Short-Term Bond Market Fund (a)	940,791	8,786,988

		32,082,078

Money Market Fund 3.3%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,968,431	1,968,431

Total Other Investment Companies
(Cost $47,140,056)		58,030,675

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.0% of net assets

Time Deposits 3.0%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 05/01/13	1,794,756	1,794,756
DNB
0.03%, 05/01/13	35,798	35,798

Total Short-Term Investments
(Cost $1,830,554)		1,830,554

End of Investments.

At 04/30/13, the tax basis cost of the fund’s investments was $49,920,396 and the unrealized appreciation and depreciation were $9,940,833 and ($0), respectively, with a net unrealized appreciation of $9,940,833.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 21

 Schwab Target 2010 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$58,030,675	$—	$—	$58,030,675
Short-Term Investments[1]	—	1,830,554	—	1,830,554

Total	$58,030,675	$1,830,554	$—	$59,861,229

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

22 See financial notes

 Schwab Target 2010 Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $39,088,623)		$48,021,935
Investments in unaffiliated issuers, at value (cost $9,881,987)	+	11,839,294

Total investments, at value (cost $48,970,610)		59,861,229
Receivables:
Investments sold		450,000
Fund shares sold		274,096
Dividends		42,044
Due from investment adviser		662
Interest		1
Prepaid expenses	+	1,223

Total assets		60,629,255

Liabilities

Payables:
Investments bought		425,000
Fund shares redeemed		23,583
Accrued expenses	+	20,608

Total liabilities		469,191

Net Assets

Total assets		60,629,255
Total liabilities	−	469,191

Net assets		$60,160,064

Net Assets by Source
Capital received from investors		66,812,963
Net investment income not yet distributed		93,290
Net realized capital losses		(17,636,808)
Net unrealized capital gains		10,890,619

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$60,160,064		5,211,178		$11.54

See financial notes 23

 Schwab Target 2010 Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$493,908
Dividends received from unaffiliated underlying funds		221,677
Interest	+	291

Total investment income		715,876

Expenses

Professional fees		17,798
Registration fees		9,513
Portfolio accounting fees		8,286
Transfer agent fees		6,310
Trustees’ fees		3,034
Shareholder reports		2,884
Custodian fees		2,026
Other expenses	+	910

Total expenses		50,761
Expense reduction by CSIM	−	50,761

Net expenses	−	—

Net investment income		715,876

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		117,376
Realized capital gain distributions received from unaffiliated underlying funds		114,772
Net realized gains on sales of affiliated underlying funds		719,885
Net realized gains on sales of unaffiliated underlying funds	+	216,758

Net realized gains		1,168,791
Net unrealized gains on affiliated underlying funds		1,463,772
Net unrealized gains on unaffiliated underlying funds	+	317,166

Net unrealized gains	+	1,780,938

Net realized and unrealized gains		2,949,729

Increase in net assets resulting from operations		$3,665,605

24 See financial notes

 Schwab Target 2010 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$715,876	$1,222,844
Net realized gains		1,168,791	1,641,572
Net unrealized gains	+	1,780,938	1,770,890

Increase in net assets from operations		3,665,605	4,635,306

Distributions to Shareholders

Distributions from net investment income		($1,315,027)	($1,479,450)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		535,020	$6,027,854	1,010,257	$10,890,550
Shares reinvested		111,467	1,225,017	135,161	1,389,450
Shares redeemed	+	(807,426)	(9,068,620)	(1,834,755)	(19,810,132)

Net transactions in fund shares		(160,939)	($1,815,749)	(689,337)	($7,530,132)

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,372,117	$59,625,235	6,061,454	$63,999,511
Total increase or decrease	+	(160,939)	534,829	(689,337)	(4,374,276)

End of period		5,211,178	$60,160,064	5,372,117	$59,625,235

Net investment income not yet distributed			$93,290		$692,441

See financial notes 25

Schwab Target 2015 Fund

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	3/12/08[1]–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	11.13		10.48	10.16	9.09	8.15	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.20	0.19	0.16	0.19	0.06
Net realized and unrealized gains (losses)	0.69		0.66	0.32	1.06	0.91	(1.91)

Total from investment operations	0.83		0.86	0.51	1.22	1.10	(1.85)
Less distributions:
Distributions from net investment income	(0.23)		(0.21)	(0.19)	(0.15)	(0.16)	—
Distributions from net realized gains	—		—	—	—	(0.00)[2]	—

Total distributions	(0.23)		(0.21)	(0.19)	(0.15)	(0.16)	—

Net asset value at end of period	11.73		11.13	10.48	10.16	9.09	8.15

Total return (%)	7.57	[3]	8.41	5.10	13.55	13.82	(18.50)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[4]	—	[5]	—	—	0.00 [6]	0.02 [7]	0.05	[5]
Gross operating expenses[4]	0.14	[5]	0.19	0.22	0.39	0.85	1.90	[5]
Net investment income (loss)	2.51	[5]	1.85	1.94	1.91	2.57	1.87	[5]
Portfolio turnover rate	8	[3]	13	16	13	39	35	[3]
Net assets, end of period ($ x 1,000,000)	85		70	53	37	17	6

* Unaudited.

1 Commencement of operations.
2 Amount less than $0.01.
3 Not annualized.
4 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5 Annualized.
6 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
7 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

26 See financial notes

 Schwab Target 2015 Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

95.5%	Other Investment Companies	68,260,294	81,024,578
4.3%	Short-Term Investments	3,635,757	3,635,757

99.8%	Total Investments	71,896,051	84,660,335
0.2%	Other Assets and Liabilities, Net		160,871

100.0%	Total Net Assets		84,821,206

	Number	Value
Security	of Shares	($)

Other Investment Companies 95.5% of net assets

Equity Funds 47.4%

Global Real Estate 2.6%
Schwab Global Real Estate Fund (a)	294,633	2,189,121

International 11.1%
American Century International Growth Fund, Institutional Shares	152,215	1,895,077
Laudus International MarketMasters Fund, Select Shares (a)	181,962	3,946,755
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	47,390	470,109
Laudus Mondrian International Equity Fund, Institutional Shares (a)	161,605	1,278,294
William Blair International Small Cap Growth Fund, Institutional Shares	120,898	1,830,402

		9,420,637

Large-Cap 27.4%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	388,804	6,104,224
Schwab Core Equity Fund (a)	266,856	5,646,676
Schwab Dividend Equity Fund (a)	170,455	2,829,556
Schwab S&P 500 Index Fund (a)	207,461	5,188,591
TCW Relative Value Large Cap Fund	198,709	3,473,428

		23,242,475

Small-Cap 6.3%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	114,583	1,741,665
Schwab Small-Cap Equity Fund (a)	170,233	3,578,306

		5,319,971

		40,172,204

Fixed-Income Funds 47.2%

Inflation-Protected Bond 4.3%
Schwab Treasury Inflation Protected Securities Index Fund (a)	301,823	3,661,113

Intermediate-Term Bond 30.9%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	224,546	2,894,399
PIMCO Total Return Fund, Institutional Shares	566,673	6,426,077
Schwab Intermediate-Term Bond Fund (a)	234,846	2,444,751
Schwab Total Bond Market Fund (a)	1,490,167	14,454,618

		26,219,845

International Bond 0.9%
Laudus Mondrian International Fixed Income Fund (a)	67,887	752,865

Short-Term Bond 11.1%
Schwab Short-Term Bond Market Fund (a)	1,009,304	9,426,900

		40,060,723

Money Market Fund 0.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	791,651	791,651

Total Other Investment Companies
(Cost $68,260,294)		81,024,578

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.3% of net assets

Time Deposits 4.3%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 05/01/13	2,537,728	2,537,728
DNB
0.03%, 05/01/13	1,098,029	1,098,029

Total Short-Term Investments
(Cost $3,635,757)		3,635,757

End of Investments.

At 04/30/13, the tax basis cost of the fund’s investments was $72,353,826 and the unrealized appreciation and depreciation were $12,306,509 and ($0), respectively, with a net unrealized appreciation of $12,306,509.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 27

 Schwab Target 2015 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$81,024,578	$—	$—	$81,024,578
Short-Term Investments[1]	—	3,635,757	—	3,635,757

Total	$81,024,578	$3,635,757	$—	$84,660,335

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

28 See financial notes

 Schwab Target 2015 Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $53,796,451)		$64,505,195
Investments in unaffiliated issuers, at value (cost $18,099,600)	+	20,155,140

Total investments, at value (cost $71,896,051)		84,660,335
Receivables:
Investments sold		380,000
Fund shares sold		132,598
Dividends		52,605
Due from investment adviser		731
Interest		3
Prepaid expenses	+	491

Total assets		85,226,763

Liabilities

Payables:
Investments bought		370,000
Fund shares redeemed		17,504
Accrued expenses	+	18,053

Total liabilities		405,557

Net Assets

Total assets		85,226,763
Total liabilities	−	405,557

Net assets		$84,821,206

Net Assets by Source
Capital received from investors		72,407,775
Net investment income not yet distributed		120,517
Net realized capital losses		(471,370)
Net unrealized capital gains		12,764,284

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$84,821,206		7,231,026		$11.73

See financial notes 29

 Schwab Target 2015 Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$648,342
Dividends received from unaffiliated underlying funds		291,841
Interest	+	464

Total investment income		940,647

Expenses

Professional fees		17,884
Registration fees		10,041
Portfolio accounting fees		8,388
Transfer agent fees		6,466
Shareholder reports		3,124
Trustees’ fees		3,089
Custodian fees		1,967
Other expenses	+	880

Total expenses		51,839
Expense reduction by CSIM	−	51,839

Net expenses	−	—

Net investment income		940,647

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		154,082
Realized capital gain distributions received from unaffiliated underlying funds		118,541
Net realized gains on sales of affiliated underlying funds		109,397
Net realized gains on sales of unaffiliated underlying funds	+	49,281

Net realized gains		431,301
Net unrealized gains on affiliated underlying funds		3,359,565
Net unrealized gains on unaffiliated underlying funds	+	848,079

Net unrealized gains	+	4,207,644

Net realized and unrealized gains		4,638,945

Increase in net assets resulting from operations		$5,579,592

30 See financial notes

 Schwab Target 2015 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$940,647	$1,127,669
Net realized gains		431,301	158,165
Net unrealized gains	+	4,207,644	3,608,686

Increase in net assets from operations		5,579,592	4,894,520

Distributions to Shareholders

Distributions from net investment income		($1,464,548)	($1,073,035)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,653,759	$18,851,954	2,292,650	$24,620,260
Shares reinvested		126,443	1,398,455	100,440	1,025,491
Shares redeemed	+	(810,274)	(9,210,337)	(1,182,917)	(12,715,068)

Net transactions in fund shares		969,928	$11,040,072	1,210,173	$12,930,683

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,261,098	$69,666,090	5,050,925	$52,913,922
Total increase	+	969,928	15,155,116	1,210,173	16,752,168

End of period		7,231,026	$84,821,206	6,261,098	$69,666,090

Net investment income not yet distributed			$120,517		$644,418

See financial notes 31

Schwab Target 2020 Fund

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	11.94		11.13	10.80	9.63	8.59	12.88

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.22	0.22	0.20	0.24	0.30
Net realized and unrealized gains (losses)	0.93		0.82	0.34	1.18	1.08	(4.11)

Total from investment operations	1.10		1.04	0.56	1.38	1.32	(3.81)
Less distributions:
Distributions from net investment income	(0.26)		(0.23)	(0.23)	(0.21)	(0.28)	(0.38)
Distributions from net realized gains	—		—	—	—	—	(0.10)

Total distributions	(0.26)		(0.23)	(0.23)	(0.21)	(0.28)	(0.48)

Net asset value at end of period	12.78		11.94	11.13	10.80	9.63	8.59

Total return (%)	9.38	[1]	9.52	5.18	14.47	15.89	(30.59)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	—	[3]	—	0.00 [4]	0.00 [4]	0.02 [5]	0.04
Gross operating expenses[2]	0.05	[3]	0.06	0.06	0.07	0.09	0.08
Net investment income (loss)	2.65	[3]	1.89	1.92	2.01	2.75	2.67
Portfolio turnover rate	10	[1]	13	15	15	48	34 [6]
Net assets, end of period ($ x 1,000,000)	365		306	273	240	198	163

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.
4 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
5 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
6 The portfolio turnover ratio increased due to additional rebalancing activity of the underlying funds during the period.

32 See financial notes

 Schwab Target 2020 Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.2%	Other Investment Companies	275,131,987	350,876,331
3.7%	Short-Term Investments	13,500,685	13,500,685

99.9%	Total Investments	288,632,672	364,377,016
0.1%	Other Assets and Liabilities, Net		497,794

100.0%	Total Net Assets		364,874,810

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.2% of net assets

Equity Funds 60.2%

Global Real Estate 3.2%
Schwab Global Real Estate Fund (a)	1,577,409	11,720,147

International 14.2%
American Century International Growth Fund, Institutional Shares	811,138	10,098,668
Laudus International MarketMasters Fund, Select Shares (a)	983,276	21,327,261
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	262,961	2,608,575
Laudus Mondrian International Equity Fund, Institutional Shares (a)	931,606	7,369,004
William Blair International Small Cap Growth Fund, Institutional Shares	672,734	10,185,200

		51,588,708

Large-Cap 34.7%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	2,133,873	33,501,799
Schwab Core Equity Fund (a)	1,487,458	31,474,621
Schwab Dividend Equity Fund (a)	910,144	15,108,386
Schwab S&P 500 Index Fund (a)	1,138,088	28,463,568
TCW Relative Value Large Cap Fund	1,039,553	18,171,383

		126,719,757

Small-Cap 8.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	657,436	9,993,021
Schwab Small-Cap Equity Fund (a)	929,500	19,538,092

		29,531,113

		219,559,725

Fixed-Income Funds 36.0%

Inflation-Protected Bond 3.0%
Schwab Treasury Inflation Protected Securities Index Fund (a)	911,117	11,051,847

Intermediate-Term Bond 25.5%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,019,177	13,137,190
PIMCO Total Return Fund, Institutional Shares	2,462,254	27,921,956
Schwab Intermediate-Term Bond Fund (a)	993,707	10,344,493
Schwab Total Bond Market Fund (a)	4,278,155	41,498,106

		92,901,745

International Bond 1.2%
Laudus Mondrian International Fixed Income Fund (a)	398,092	4,414,839

Short-Term Bond 6.3%
Schwab Short-Term Bond Market Fund (a)	2,456,978	22,948,175

		131,316,606

Total Other Investment Companies
(Cost $275,131,987)		350,876,331

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.7% of net assets

Time Deposits 3.7%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 05/01/13	6,109,622	6,109,622
DNB
0.03%, 05/01/13	7,391,063	7,391,063

Total Short-Term Investments
(Cost $13,500,685)		13,500,685

End of Investments.

At 04/30/13, the tax basis cost of the fund’s investments was $290,981,759 and the unrealized appreciation and depreciation were $73,395,257 and ($0), respectively, with a net unrealized appreciation of $73,395,257.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 33

 Schwab Target 2020 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$350,876,331	$—	$—	$350,876,331
Short-Term Investments[1]	—	13,500,685	—	13,500,685

Total	$350,876,331	$13,500,685	$—	$364,377,016

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

34 See financial notes

 Schwab Target 2020 Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $208,452,259)		$271,361,934
Investments in unaffiliated issuers, at value (cost $80,180,413)	+	93,015,082

Total investments, at value (cost $288,632,672)		364,377,016
Receivables:
Investments sold		1,800,000
Fund shares sold		926,980
Dividends		181,448
Due from investment adviser		957
Interest		11
Prepaid expenses	+	3,701

Total assets		367,290,113

Liabilities

Payables:
Investments bought		1,900,000
Fund shares redeemed		485,421
Accrued expenses	+	29,882

Total liabilities		2,415,303

Net Assets

Total assets		367,290,113
Total liabilities	−	2,415,303

Net assets		$364,874,810

Net Assets by Source
Capital received from investors		326,241,858
Net investment income not yet distributed		412,725
Net realized capital losses		(37,524,117)
Net unrealized capital gains		75,744,344

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$364,874,810		28,544,276		$12.78

See financial notes 35

 Schwab Target 2020 Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$3,057,863
Dividends received from unaffiliated underlying funds		1,244,715
Interest	+	1,553

Total investment income		4,304,131

Expenses

Professional fees		18,592
Registration fees		13,413
Portfolio accounting fees		10,736
Shareholder reports		9,955
Transfer agent fees		9,601
Custodian fees		3,899
Trustees’ fees		3,827
Other expenses	+	3,307

Total expenses		73,330
Expense reduction by CSIM	−	73,330

Net expenses	−	—

Net investment income		4,304,131

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		710,495
Realized capital gain distributions received from unaffiliated underlying funds		415,932
Net realized gains on sales of affiliated underlying funds		835,772
Net realized gains on sales of unaffiliated underlying funds	+	16,276

Net realized gains		1,978,475
Net unrealized gains on affiliated underlying funds		18,295,911
Net unrealized gains on unaffiliated underlying funds	+	4,873,411

Net unrealized gains	+	23,169,322

Net realized and unrealized gains		25,147,797

Increase in net assets resulting from operations		$29,451,928

36 See financial notes

 Schwab Target 2020 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$4,304,131	$5,461,214
Net realized gains		1,978,475	2,164,132
Net unrealized gains	+	23,169,322	18,368,445

Increase in net assets from operations		29,451,928	25,993,791

Distributions to Shareholders

Distributions from net investment income		($6,683,111)	($5,540,387)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,733,969	$58,439,042	4,916,576	$56,647,459
Shares reinvested		542,153	6,451,623	494,589	5,361,345
Shares redeemed	+	(2,320,049)	(28,434,253)	(4,343,392)	(49,793,312)

Net transactions in fund shares		2,956,073	$36,456,412	1,067,773	$12,215,492

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		25,588,203	$305,649,581	24,520,430	$272,980,685
Total increase	+	2,956,073	59,225,229	1,067,773	32,668,896

End of period		28,544,276	$364,874,810	25,588,203	$305,649,581

Net investment income not yet distributed			$412,725		$2,791,705

See financial notes 37

Schwab Target 2025 Fund

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	3/12/08[1]–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	11.73		10.84	10.46	9.21	7.99	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.16		0.19	0.19	0.16	0.17	0.05
Net realized and unrealized gains (losses)	1.08		0.89	0.38	1.24	1.21	(2.06)

Total from investment operations	1.24		1.08	0.57	1.40	1.38	(2.01)
Less distributions:
Distributions from net investment income	(0.24)		(0.19)	(0.19)	(0.15)	(0.16)	—

Net asset value at end of period	12.73		11.73	10.84	10.46	9.21	7.99

Total return (%)	10.71	[2]	10.14	5.44	15.34	17.61	(20.10)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4]	0.00 [5]	—	0.00 [5]	0.01 [6]	0.04	[4]
Gross operating expenses[3]	0.07	[4]	0.10	0.14	0.24	0.57	1.27	[4]
Net investment income (loss)	2.60	[4]	1.73	1.66	1.62	2.15	1.60	[4]
Portfolio turnover rate	8	[2]	13	9	13	44	3	[2]
Net assets, end of period ($ x 1,000,000)	196		141	104	63	26	8

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

38 See financial notes

 Schwab Target 2025 Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.9%	Other Investment Companies	156,579,379	189,893,808
2.8%	Short-Term Investment	5,389,154	5,389,154

99.7%	Total Investments	161,968,533	195,282,962
0.3%	Other Assets and Liabilities, Net		678,299

100.0%	Total Net Assets		195,961,261

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.9% of net assets

Equity Funds 69.5%

Global Real Estate 3.7%
Schwab Global Real Estate Fund (a)	961,158	7,141,406

International 16.3%
American Century International Growth Fund, Institutional Shares	492,594	6,132,796
Laudus International MarketMasters Fund, Select Shares (a)	608,315	13,194,352
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	160,804	1,595,178
Laudus Mondrian International Equity Fund, Institutional Shares (a)	605,398	4,788,697
William Blair International Small Cap Growth Fund, Institutional Shares	417,103	6,314,934

		32,025,957

Large-Cap 40.1%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,317,032	20,677,407
Schwab Core Equity Fund (a)	951,941	20,143,076
Schwab Dividend Equity Fund (a)	568,756	9,441,354
Schwab S&P 500 Index Fund (a)	684,065	17,108,456
TCW Relative Value Large Cap Fund	640,107	11,189,075

		78,559,368

Small-Cap 9.4%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	404,816	6,153,199
Schwab Small-Cap Equity Fund (a)	582,832	12,251,131

		18,404,330

		136,131,061

Fixed-Income Funds 27.4%

Inflation-Protected Bond 2.2%
Schwab Treasury Inflation Protected Securities Index Fund (a)	361,815	4,388,818

Intermediate-Term Bond 20.5%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	526,545	6,787,165
PIMCO Total Return Fund, Institutional Shares	1,235,457	14,010,088
Schwab Intermediate-Term Bond Fund (a)	434,170	4,519,707
Schwab Total Bond Market Fund (a)	1,540,049	14,938,472

		40,255,432

International Bond 1.0%
Laudus Mondrian International Fixed Income Fund (a)	175,092	1,941,769

Short-Term Bond 3.7%
Schwab Short-Term Bond Market Fund (a)	768,386	7,176,728

		53,762,747

Total Other Investment Companies
(Cost $156,579,379)		189,893,808

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.8% of net assets

Time Deposit 2.8%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 05/01/13	5,389,154	5,389,154

Total Short-Term Investment
(Cost $5,389,154)		5,389,154

End of Investments.

At 04/30/13, the tax basis cost of the fund’s investments was $163,062,169 and the unrealized appreciation and depreciation were $32,279,402 and ($58,609), respectively, with a net unrealized appreciation of $32,220,793.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 39

 Schwab Target 2025 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$189,893,808	$—	$—	$189,893,808
Short-Term Investment[1]	—	5,389,154	—	5,389,154

Total	$189,893,808	$5,389,154	$—	$195,282,962

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

40 See financial notes

 Schwab Target 2025 Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $117,470,205)		$145,459,750
Investments in unaffiliated issuers, at value (cost $44,498,328)	+	49,823,212

Total investments, at value (cost $161,968,533)		195,282,962
Receivables:
Fund shares sold		1,217,347
Dividends		75,664
Due from investment adviser		876
Interest		4
Prepaid expenses	+	895

Total assets		196,577,748

Liabilities

Payables:
Investments bought		550,000
Fund shares redeemed		49,149
Accrued expenses	+	17,338

Total liabilities		616,487

Net Assets

Total assets		196,577,748
Total liabilities	−	616,487

Net assets		$195,961,261

Net Assets by Source
Capital received from investors		163,750,184
Net investment income not yet distributed		180,757
Net realized capital losses		(1,284,109)
Net unrealized capital gains		33,314,429

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$195,961,261		15,394,208		$12.73

See financial notes 41

 Schwab Target 2025 Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$1,516,259
Dividends received from unaffiliated underlying funds		615,895
Interest	+	641

Total investment income		2,132,795

Expenses

Professional fees		18,176
Registration fees		12,327
Portfolio accounting fees		9,074
Transfer agent fees		7,671
Shareholder reports		5,608
Trustees’ fees		3,290
Custodian fees		3,171
Other expenses	+	1,540

Total expenses		60,857
Expense reduction by CSIM	−	60,857

Net expenses	−	—

Net investment income		2,132,795

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		373,221
Realized capital gain distributions received from unaffiliated underlying funds		146,733
Net realized gains on sales of affiliated underlying funds		56,992
Net realized losses on sales of unaffiliated underlying funds	+	(229)

Net realized gains		576,717
Net unrealized gains on affiliated underlying funds		11,274,663
Net unrealized gains on unaffiliated underlying funds	+	2,945,259

Net unrealized gains	+	14,219,922

Net realized and unrealized gains		14,796,639

Increase in net assets resulting from operations		$16,929,434

42 See financial notes

 Schwab Target 2025 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$2,132,795	$2,114,588
Net realized gains (losses)		576,717	(170,384)
Net unrealized gains	+	14,219,922	9,570,161

Increase in net assets from operations		16,929,434	11,514,365

Distributions to Shareholders

Distributions from net investment income		($2,993,027)	($1,878,136)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,065,794	$49,569,783	4,252,040	$48,020,992
Shares reinvested		248,579	2,915,831	174,782	1,847,442
Shares redeemed	+	(971,459)	(11,773,753)	(1,997,080)	(22,465,465)

Net transactions in fund shares		3,342,914	$40,711,861	2,429,742	$27,402,969

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,051,294	$141,312,993	9,621,552	$104,273,795
Total increase	+	3,342,914	54,648,268	2,429,742	37,039,198

End of period		15,394,208	$195,961,261	12,051,294	$141,312,993

Net investment income not yet distributed			$180,757		$1,040,989

See financial notes 43

Schwab Target 2030 Fund

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	12.42		11.43	11.05	9.69	8.51	13.15

Income (loss) from investment operations:
Net investment income (loss)	0.18		0.19	0.19	0.17	0.20	0.28
Net realized and unrealized gains (losses)	1.26		0.99	0.38	1.36	1.23	(4.47)

Total from investment operations	1.44		1.18	0.57	1.53	1.43	(4.19)
Less distributions:
Distributions from net investment income	(0.25)		(0.19)	(0.19)	(0.17)	(0.25)	(0.35)
Distributions from net realized gains	—		—	—	—	—	(0.10)

Total distributions	(0.25)		(0.19)	(0.19)	(0.17)	(0.25)	(0.45)

Net asset value at end of period	13.61		12.42	11.43	11.05	9.69	8.51

Total return (%)	11.78	[1]	10.52	5.20	15.97	17.31	(32.83)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	—	[3]	—	—	0.00 [4]	0.01 [5]	0.03
Gross operating expenses[2]	0.04	[3]	0.05	0.05	0.08	0.11	0.10
Net investment income (loss)	2.67	[3]	1.62	1.60	1.64	2.37	2.35
Portfolio turnover rate	7	[1]	12	8	14	50	31 [6]
Net assets, end of period ($ x 1,000,000)	535		444	372	296	200	129

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.
4 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
5 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
6 The portfolio turnover ratio increased due to additional rebalancing activity of the underlying funds during the period.

44 See financial notes

 Schwab Target 2030 Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.4%	Other Investment Companies	393,242,966	520,999,441
2.4%	Short-Term Investment	12,840,214	12,840,214

99.8%	Total Investments	406,083,180	533,839,655
0.2%	Other Assets and Liabilities, Net		952,355

100.0%	Total Net Assets		534,792,010

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.4% of net assets

Equity Funds 77.1%

Global Real Estate 4.0%
Schwab Global Real Estate Fund (a)	2,892,242	21,489,360

International 18.2%
American Century International Growth Fund, Institutional Shares	1,510,873	18,810,368
Laudus International MarketMasters Fund, Select Shares (a)	1,817,411	39,419,649
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	490,870	4,869,427
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,878,764	14,861,026
William Blair International Small Cap Growth Fund, Institutional Shares	1,278,467	19,355,985

		97,316,455

Large-Cap 44.4%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	3,939,180	61,845,124
Schwab Core Equity Fund (a)	2,840,352	60,101,851
Schwab Dividend Equity Fund (a)	1,714,189	28,455,530
Schwab S&P 500 Index Fund (a)	2,136,795	53,441,245
TCW Relative Value Large Cap Fund	1,905,102	33,301,180

		237,144,930

Small-Cap 10.5%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	1,265,244	19,231,715
Schwab Small-Cap Equity Fund (a)	1,761,487	37,026,459

		56,258,174

		412,208,919

Fixed-Income Funds 20.3%

Inflation-Protected Bond 1.5%
Schwab Treasury Inflation Protected Securities Index Fund (a)	682,200	8,275,090

Intermediate-Term Bond 15.8%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,071,698	13,814,182
PIMCO Total Return Fund, Institutional Shares	2,649,752	30,048,186
Schwab Intermediate-Term Bond Fund (a)	911,376	9,487,424
Schwab Total Bond Market Fund (a)	3,222,811	31,261,267

		84,611,059

International Bond 1.1%
Laudus Mondrian International Fixed Income Fund (a)	515,090	5,712,343

Short-Term Bond 1.9%
Schwab Short-Term Bond Market Fund (a)	1,091,224	10,192,030

		108,790,522

Total Other Investment Companies
(Cost $393,242,966)		520,999,441

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.4% of net assets

Time Deposit 2.4%
Skandinaviska Enskilda Banken
0.03%, 05/01/13	12,840,214	12,840,214

Total Short-Term Investment
(Cost $12,840,214)		12,840,214

End of Investments.

At 04/30/13, the tax basis cost of the fund’s investments was $410,229,872 and the unrealized appreciation and depreciation were $123,609,783 and ($0), respectively, with a net unrealized appreciation of $123,609,783.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 45

 Schwab Target 2030 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$520,999,441	$—	$—	$520,999,441
Short-Term Investment[1]	—	12,840,214	—	12,840,214

Total	$520,999,441	$12,840,214	$—	$533,839,655

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

46 See financial notes

 Schwab Target 2030 Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $297,730,862)		$405,669,540
Investments in unaffiliated issuers, at value (cost $108,352,318)	+	128,170,115

Total investments, at value (cost $406,083,180)		533,839,655
Receivables:
Investments sold		590,000
Fund shares sold		1,126,820
Dividends		162,777
Due from investment adviser		1,124
Interest		11
Prepaid expenses	+	4,312

Total assets		535,724,699

Liabilities

Payables:
Investments bought		600,000
Fund shares redeemed		296,941
Accrued expenses	+	35,748

Total liabilities		932,689

Net Assets

Total assets		535,724,699
Total liabilities	−	932,689

Net assets		$534,792,010

Net Assets by Source
Capital received from investors		439,161,532
Net investment income not yet distributed		315,390
Net realized capital losses		(32,441,387)
Net unrealized capital gains		127,756,475

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$534,792,010		39,300,468		$13.61

See financial notes 47

 Schwab Target 2030 Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$4,780,770
Dividends received from unaffiliated underlying funds		1,616,061
Interest	+	1,684

Total investment income		6,398,515

Expenses

Professional fees		19,114
Registration fees		15,490
Shareholder reports		15,227
Transfer agent fees		13,396
Portfolio accounting fees		12,133
Custodian fees		5,331
Trustees’ fees		4,235
Other expenses	+	4,564

Total expenses		89,490
Expense reduction by CSIM	−	89,490

Net expenses	−	—

Net investment income		6,398,515

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		1,154,935
Realized capital gain distributions received from unaffiliated underlying funds		304,132
Net realized gains on sales of affiliated underlying funds		543,780
Net realized gains on sales of unaffiliated underlying funds	+	14,710

Net realized gains		2,017,557
Net unrealized gains on affiliated underlying funds		36,345,973
Net unrealized gains on unaffiliated underlying funds	+	9,298,530

Net unrealized gains	+	45,644,503

Net realized and unrealized gains		47,662,060

Increase in net assets resulting from operations		$54,060,575

48 See financial notes

 Schwab Target 2030 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$6,398,515	$6,636,601
Net realized gains (losses)		2,017,557	(485,756)
Net unrealized gains	+	45,644,503	34,048,464

Increase in net assets from operations		54,060,575	40,199,309

Distributions to Shareholders

Distributions from net investment income		($9,003,665)	($6,263,907)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,917,550	$76,710,182	8,178,626	$97,318,546
Shares reinvested		703,372	8,749,953	547,142	6,095,164
Shares redeemed	+	(3,083,107)	(39,782,082)	(5,482,400)	(64,862,336)

Net transactions in fund shares		3,537,815	$45,678,053	3,243,368	$38,551,374

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,762,653	$444,057,047	32,519,285	$371,570,271
Total increase	+	3,537,815	90,734,963	3,243,368	72,486,776

End of period		39,300,468	$534,792,010	35,762,653	$444,057,047

Net investment income not yet distributed			$315,390		$2,920,540

See financial notes 49

Schwab Target 2035 Fund

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	3/12/08[1]–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	11.69		10.70	10.32	9.00	7.76	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.16	0.16	0.13	0.15	0.04
Net realized and unrealized gains (losses)	1.31		0.99	0.38	1.33	1.23	(2.28)

Total from investment operations	1.48		1.15	0.54	1.46	1.38	(2.24)
Less distributions:
Distributions from net investment income	(0.22)		(0.16)	(0.16)	(0.14)	(0.14)	—

Net asset value at end of period	12.95		11.69	10.70	10.32	9.00	7.76

Total return (%)	12.83	[2]	10.89	5.27	16.29	18.22	(22.40)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4]	—	—	0.00 [5]	0.01 [6]	0.02	[4]
Gross operating expenses[3]	0.09	[4]	0.13	0.17	0.30	0.67	1.57	[4]
Net investment income (loss)	2.59	[4]	1.45	1.41	1.38	1.92	1.32	[4]
Portfolio turnover rate	4	[2]	11	4	14	49	7	[2]
Net assets, end of period ($ x 1,000,000)	153		111	77	49	22	6

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

50 See financial notes

 Schwab Target 2035 Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.8%	Other Investment Companies	119,761,252	149,825,240
2.1%	Short-Term Investment	3,247,820	3,247,820

99.9%	Total Investments	123,009,072	153,073,060
0.1%	Other Assets and Liabilities, Net		199,336

100.0%	Total Net Assets		153,272,396

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.8% of net assets

Equity Funds 84.1%

Global Real Estate 4.4%
Schwab Global Real Estate Fund (a)	905,978	6,731,413

International 19.8%
American Century International Growth Fund, Institutional Shares	465,936	5,800,897
Laudus International MarketMasters Fund, Select Shares (a)	567,980	12,319,490
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	154,150	1,529,168
Laudus Mondrian International Equity Fund, Institutional Shares (a)	597,518	4,726,368
William Blair International Small Cap Growth Fund, Institutional Shares	398,473	6,032,885

		30,408,808

Large-Cap 48.4%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,228,587	19,288,816
Schwab Core Equity Fund (a)	907,091	19,194,055
Schwab Dividend Equity Fund (a)	541,985	8,996,959
Schwab S&P 500 Index Fund (a)	650,497	16,268,918
TCW Relative Value Large Cap Fund	593,160	10,368,436

		74,117,184

Small-Cap 11.5%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	389,664	5,922,894
Schwab Small-Cap Equity Fund (a)	554,142	11,648,066

		17,570,960

		128,828,365

Fixed-Income Funds 13.7%

Inflation-Protected Bond 1.0%
Schwab Treasury Inflation Protected Securities Index Fund (a)	124,389	1,508,838

Intermediate-Term Bond 11.2%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	250,360	3,227,143
PIMCO Total Return Fund, Institutional Shares	589,298	6,682,645
Schwab Intermediate-Term Bond Fund (a)	200,133	2,083,389
Schwab Total Bond Market Fund (a)	533,715	5,177,037

		17,170,214

International Bond 0.6%
Laudus Mondrian International Fixed Income Fund (a)	90,505	1,003,704

Short-Term Bond 0.9%
Schwab Short-Term Bond Market Fund (a)	140,698	1,314,119

		20,996,875

Total Other Investment Companies
(Cost $119,761,252)		149,825,240

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.1% of net assets

Time Deposit 2.1%
Skandinaviska Enskilda Banken
0.03%, 05/01/13	3,247,820	3,247,820

Total Short-Term Investment
(Cost $3,247,820)		3,247,820

End of Investments.

At 04/30/13, the tax basis cost of the fund’s investments was $123,921,040 and the unrealized appreciation and depreciation were $29,191,271 and ($39,251), respectively, with a net unrealized appreciation of $29,152,020.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 51

 Schwab Target 2035 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$149,825,240	$—	$—	$149,825,240
Short-Term Investment[1]	—	3,247,820	—	3,247,820

Total	$149,825,240	$3,247,820	$—	$153,073,060

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

52 See financial notes

 Schwab Target 2035 Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $92,334,031)		$117,713,234
Investments in unaffiliated issuers, at value (cost $30,675,041)	+	35,359,826

Total investments, at value (cost $123,009,072)		153,073,060
Receivables:
Fund shares sold		452,590
Dividends		32,266
Due from investment adviser		846
Interest		3
Prepaid expenses	+	686

Total assets		153,559,451

Liabilities

Payables:
Investments bought		230,000
Fund shares redeemed		37,517
Accrued expenses	+	19,538

Total liabilities		287,055

Net Assets

Total assets		153,559,451
Total liabilities	−	287,055

Net assets		$153,272,396

Net Assets by Source
Capital received from investors		124,257,565
Net investment income not yet distributed		73,669
Net realized capital losses		(1,122,826)
Net unrealized capital gains		30,063,988

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$153,272,396		11,833,789		$12.95

See financial notes 53

 Schwab Target 2035 Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$1,254,600
Dividends received from unaffiliated underlying funds		412,609
Interest	+	405

Total investment income		1,667,614

Expenses

Professional fees		18,033
Registration fees		11,284
Portfolio accounting fees		8,762
Transfer agent fees		7,084
Shareholder reports		5,739
Trustees’ fees		3,214
Custodian fees		3,102
Other expenses	+	1,223

Total expenses		58,441
Expense reduction by CSIM	−	58,441

Net expenses	−	—

Net investment income		1,667,614

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		300,916
Realized capital gain distributions received from unaffiliated underlying funds		49,589
Net realized gains on sales of affiliated underlying funds		33,493
Net realized gains on sales of unaffiliated underlying funds	+	60

Net realized gains		384,058
Net unrealized gains on affiliated underlying funds		10,963,062
Net unrealized gains on unaffiliated underlying funds	+	2,718,669

Net unrealized gains	+	13,681,731

Net realized and unrealized gains		14,065,789

Increase in net assets resulting from operations		$15,733,403

54 See financial notes

 Schwab Target 2035 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$1,667,614	$1,339,939
Net realized gains (losses)		384,058	(188,323)
Net unrealized gains	+	13,681,731	8,193,560

Increase in net assets from operations		15,733,403	9,345,176

Distributions to Shareholders

Distributions from net investment income		($2,151,560)	($1,173,912)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,990,382	$36,700,863	3,123,482	$35,158,038
Shares reinvested		178,770	2,102,339	110,095	1,149,391
Shares redeemed	+	(788,842)	(9,622,448)	(1,018,757)	(11,399,175)

Net transactions in fund shares		2,380,310	$29,180,754	2,214,820	$24,908,254

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,453,479	$110,509,799	7,238,659	$77,430,281
Total increase	+	2,380,310	42,762,597	2,214,820	33,079,518

End of period		11,833,789	$153,272,396	9,453,479	$110,509,799

Net investment income not yet distributed			$73,669		$557,615

See financial notes 55

Schwab Target 2040 Fund

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	12.67		11.55	11.16	9.71	8.48	13.45

Income (loss) from investment operations:
Net investment income (loss)	0.18		0.17	0.17	0.15	0.18	0.28
Net realized and unrealized gains (losses)	1.51		1.12	0.40	1.46	1.27	(4.80)

Total from investment operations	1.69		1.29	0.57	1.61	1.45	(4.52)
Less distributions:
Distributions from net investment income	(0.24)		(0.17)	(0.18)	(0.16)	(0.22)	(0.36)
Distributions from net realized gains	—		—	—	—	—	(0.09)

Total distributions	(0.24)		(0.17)	(0.18)	(0.16)	(0.22)	(0.45)

Net asset value at end of period	14.12		12.67	11.55	11.16	9.71	8.48

Total return (%)	13.53	[1]	11.33	5.08	16.71	17.66	(34.60)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	—	[3]	—	—	0.00 [4]	0.00 [4,5]	0.01
Gross operating expenses[2]	0.04	[3]	0.06	0.06	0.10	0.15	0.15
Net investment income (loss)	2.69	[3]	1.42	1.42	1.44	2.15	2.22
Portfolio turnover rate	3	[1]	12	3	15	51	36 [6]
Net assets, end of period ($ x 1,000,000)	542		435	342	259	163	94

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.
4 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
5 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
6 The portfolio turnover ratio increased due to additional rebalancing activity of the underlying funds during the period.

56 See financial notes

 Schwab Target 2040 Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.9%	Other Investment Companies	397,254,950	530,171,714
2.1%	Short-Term Investment	11,269,349	11,269,349

100.0%	Total Investments	408,524,299	541,441,063
0.0%	Other Assets and Liabilities, Net		193,899

100.0%	Total Net Assets		541,634,962

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.9% of net assets

Equity Funds 89.1%

Global Real Estate 4.6%
Schwab Global Real Estate Fund (a)	3,366,664	25,014,313

International 21.1%
American Century International Growth Fund, Institutional Shares	1,768,310	22,015,454
Laudus International MarketMasters Fund, Select Shares (a)	2,112,547	45,821,139
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	572,184	5,676,063
Laudus Mondrian International Equity Fund, Institutional Shares (a)	2,284,036	18,066,722
William Blair International Small Cap Growth Fund, Institutional Shares	1,493,764	22,615,584

		114,194,962

Large-Cap 51.1%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	4,556,722	71,540,530
Schwab Core Equity Fund (a)	3,373,295	71,378,918
Schwab Dividend Equity Fund (a)	2,009,701	33,361,030
Schwab S&P 500 Index Fund (a)	2,494,024	62,375,533
TCW Relative Value Large Cap Fund	2,194,548	38,360,696

		277,016,707

Small-Cap 12.3%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	1,495,596	22,733,057
Schwab Small-Cap Equity Fund (a)	2,076,390	43,645,717

		66,378,774

		482,604,756

Fixed-Income Funds 8.8%

Inflation-Protected Bond 0.7%
Schwab Treasury Inflation Protected Securities Index Fund (a)	300,601	3,646,296

Intermediate-Term Bond 6.9%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	577,370	7,442,294
PIMCO Total Return Fund, Institutional Shares	1,514,862	17,178,539
Schwab Intermediate-Term Bond Fund (a)	389,544	4,055,152
Schwab Total Bond Market Fund (a)	891,986	8,652,264

		37,328,249

International Bond 0.5%
Laudus Mondrian International Fixed Income Fund (a)	236,466	2,622,408

Short-Term Bond 0.7%
Schwab Short-Term Bond Market Fund (a)	425,054	3,970,005

		47,566,958

Total Other Investment Companies
(Cost $397,254,950)		530,171,714

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.1% of net assets

Time Deposit 2.1%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 05/01/13	11,269,349	11,269,349

Total Short-Term Investment
(Cost $11,269,349)		11,269,349

End of Investments.

At 04/30/13, the tax basis cost of the fund’s investments was $412,883,289 and the unrealized appreciation and depreciation were $128,576,482 and ($18,708), respectively, with a net unrealized appreciation of $128,557,774.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 57

 Schwab Target 2040 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$530,171,714	$—	$—	$530,171,714
Short-Term Investment[1]	—	11,269,349	—	11,269,349

Total	$530,171,714	$11,269,349	$—	$541,441,063

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

58 See financial notes

 Schwab Target 2040 Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $310,516,963)		$422,559,147
Investments in unaffiliated issuers, at value (cost $98,007,336)	+	118,881,916

Total investments, at value (cost $408,524,299)		541,441,063
Receivables:
Fund shares sold		943,829
Dividends		73,044
Due from investment adviser		1,315
Interest		9
Prepaid expenses	+	3,737

Total assets		542,462,997

Liabilities

Payables:
Investments bought		450,000
Fund shares redeemed		320,830
Accrued expenses	+	57,205

Total liabilities		828,035

Net Assets

Total assets		542,462,997
Total liabilities	−	828,035

Net assets		$541,634,962

Net Assets by Source
Capital received from investors		434,846,714
Net investment income not yet distributed		98,074
Net realized capital losses		(26,226,590)
Net unrealized capital gains		132,916,764

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$541,634,962		38,354,791		$14.12

See financial notes 59

 Schwab Target 2040 Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$4,991,509
Dividends received from unaffiliated underlying funds		1,461,758
Interest	+	1,468

Total investment income		6,454,735

Expenses

Shareholder reports		26,393
Professional fees		19,113
Transfer agent fees		17,752
Registration fees		15,754
Portfolio accounting fees		12,070
Custodian fees		5,568
Trustees’ fees		4,203
Other expenses	+	4,385

Total expenses		105,238
Expense reduction by CSIM	−	105,238

Net expenses	−	—

Net investment income		6,454,735

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		1,184,113
Realized capital gain distributions received from unaffiliated underlying funds		120,451
Net realized gains on sales of affiliated underlying funds	+	346,257

Net realized gains		1,650,821
Net unrealized gains on affiliated underlying funds		43,060,800
Net unrealized gains on unaffiliated underlying funds	+	10,672,290

Net unrealized gains	+	53,733,090

Net realized and unrealized gains		55,383,911

Increase in net assets resulting from operations		$61,838,646

60 See financial notes

 Schwab Target 2040 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$6,454,735	$5,524,403
Net realized gains (losses)		1,650,821	(1,275,324)
Net unrealized gains	+	53,733,090	36,407,167

Increase in net assets from operations		61,838,646	40,656,246

Distributions to Shareholders

Distributions from net investment income		($8,424,619)	($5,065,636)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,171,675	$82,227,419	9,337,484	$113,340,523
Shares reinvested		647,209	8,251,913	440,155	4,960,552
Shares redeemed	+	(2,786,381)	(37,082,699)	(5,085,156)	(61,428,310)

Net transactions in fund shares		4,032,503	$53,396,633	4,692,483	$56,872,765

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,322,288	$434,824,302	29,629,805	$342,360,927
Total increase	+	4,032,503	106,810,660	4,692,483	92,463,375

End of period		38,354,791	$541,634,962	34,322,288	$434,824,302

Net investment income not yet distributed			$98,074		$2,067,958

See financial notes 61

Schwab Target 2045 Fund

Financial Statements

Financial Highlights

	1/23/13[1]–
	4/30/13*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gains (losses)	0.59

Total from investment operations	0.60

Net asset value at end of period	10.60

Total return (%)	6.00	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.01	[4,5]
Gross operating expenses[3]	3.20	[4]
Net investment income (loss)	0.47	[4]
Portfolio turnover rate	2	[2]
Net assets, end of period ($ x 1,000,000)	4

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 The ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.

62 See financial notes

 Schwab Target 2045 Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.6%	Other Investment Companies	3,817,712	3,968,305
1.2%	Short-Term Investment	48,870	48,870

98.8%	Total Investments	3,866,582	4,017,175
1.2%	Other Assets and Liabilities, Net		47,950

100.0%	Total Net Assets		4,065,125

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.6% of net assets

Equity Funds 91.7%

Global Real Estate 4.8%
Schwab Global Real Estate Fund (a)	26,369	195,919

International 21.7%
American Century International Growth Fund, Institutional Shares	13,341	166,093
Laudus International MarketMasters Fund, Select Shares (a)	16,495	357,780
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	4,343	43,085
Laudus Mondrian International Equity Fund, Institutional Shares (a)	17,752	140,416
William Blair International Small Cap Growth Fund, Institutional Shares	11,544	174,769

		882,143

Large-Cap 52.6%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	35,143	551,750
Schwab Core Equity Fund (a)	26,268	555,826
Schwab Dividend Equity Fund (a)	15,961	264,952
Schwab S&P 500 Index Fund (a)	18,908	472,880
TCW Relative Value Large Cap Fund	16,713	292,150

		2,137,558

Small-Cap 12.6%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	11,282	171,481
Schwab Small-Cap Equity Fund (a)	16,145	339,378

		510,859

		3,726,479

Fixed-Income Funds 5.9%

Inflation-Protected Bond 0.2%
Schwab Treasury Inflation Protected Securities Index Fund (a)	608	7,373

Intermediate-Term Bond 5.1%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	4,718	60,821
PIMCO Total Return Fund, Institutional Shares	10,224	115,943
Schwab Intermediate-Term Bond Fund (a)	1,516	15,778
Schwab Total Bond Market Fund (a)	1,854	17,980

		210,522

International Bond 0.1%
Laudus Mondrian International Fixed Income Fund (a)	394	4,374

Short-Term Bond 0.5%
Schwab Short-Term Bond Market Fund (a)	2,094	19,557

		241,826

Total Other Investment Companies
(Cost $3,817,712)		3,968,305

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.2% of net assets

Time Deposit 1.2%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 05/01/13	48,870	48,870

Total Short-Term Investment
(Cost $48,870)		48,870

End of Investments.

At 04/30/13, the tax basis cost of the fund’s investments was $3,866,582 and the unrealized appreciation and depreciation were $150,719 and ($126), respectively, with a net unrealized appreciation of $150,593.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 63

 Schwab Target 2045 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$3,968,305	$—	$—	$3,968,305
Short-Term Investment[1]	—	48,870	—	48,870

Total	$3,968,305	$48,870	$—	$4,017,175

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

64 See financial notes

 Schwab Target 2045 Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated issuers, at value (cost $3,038,312)		$3,158,529
Investments in unaffiliated issuers, at value (cost $828,270)	+	858,646

Total investments, at value (cost $3,866,582)		4,017,175
Receivables:
Fund shares sold		89,377
Due from investment adviser		509
Dividends	+	347

Total assets		4,107,408

Liabilities

Payables:
Investments bought		34,100
Accrued expenses	+	8,183

Total liabilities		42,283

Net Assets

Total assets		4,107,408
Total liabilities	−	42,283

Net assets		$4,065,125

Net Assets by Source
Capital received from investors		3,911,559
Net investment income not yet distributed		3,005
Net realized capital losses		(32)
Net unrealized capital gains		150,593

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$4,065,125		383,674		$10.60

See financial notes 65

 Schwab Target 2045 Fund

Statement of
Operations
For the period January 23, 2013* through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$1,614
Dividends received from unaffiliated underlying funds		1,452
Interest	+	2

Total investment income		3,068

Expenses

Professional fees		6,573
Shareholder reports		4,843
Transfer agent fees		3,590
Portfolio accounting fees		3,252
Trustees’ fees		904
Custodian fees		646
Registration fees		199
Interest expense		63
Other expenses	+	207

Total expenses		20,277
Expense reduction by CSIM	−	20,214

Net expenses	−	63

Net investment income		3,005

Realized and Unrealized Gains (Losses)

Net realized losses on sales of unaffiliated underlying funds		(32)
Net unrealized gains on affiliated underlying funds		120,217
Net unrealized gains on unaffiliated underlying funds	+	30,376

Net unrealized gains	+	150,593

Net realized and unrealized gains		150,561

Increase in net assets resulting from operations		$153,566

*	Commencement of operations.

66 See financial notes

 Schwab Target 2045 Fund

Statement of
Changes in Net Assets
For the current period only
Figures for the current period are unaudited

Operations

1/23/13*-4/30/13
Net investment income		$3,005
Net realized losses		(32)
Net unrealized gains	+	150,593

Increase in net assets from operations		$153,566

Transactions in Fund Shares

		1/23/13*-4/30/13
		SHARES	VALUE
Shares sold		386,326	$3,938,498
Shares redeemed	+	(2,652)	(26,939)

Net transactions in fund shares		383,674	$3,911,559

Shares Outstanding and Net Assets

		1/23/13*-4/30/13
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	383,674	4,065,125

End of period		383,674	$4,065,125

Net investment income not yet distributed			$3,005

*	Commencement of operations.

See financial notes 67

Schwab Target 2050 Fund

Financial Statements

Financial Highlights

	1/23/13[1]–
	4/30/13*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gains (losses)	0.60

Total from investment operations	0.61

Net asset value at end of period	10.61

Total return (%)	6.10	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00	[4,5]
Gross operating expenses[3]	4.01	[4]
Net investment income (loss)	0.43	[4]
Portfolio turnover rate	0	[2,6]
Net assets, end of period ($ x 1,000,000)	3

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.
6 Less than 1%.

68 See financial notes

 Schwab Target 2050 Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.9%	Other Investment Companies	3,125,825	3,249,695
1.4%	Short-Term Investment	47,475	47,475

99.3%	Total Investments	3,173,300	3,297,170
0.7%	Other Assets and Liabilities, Net		22,929

100.0%	Total Net Assets		3,320,099

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.9% of net assets

Equity Funds 94.3%

Global Real Estate 4.9%
Schwab Global Real Estate Fund (a)	22,020	163,611

International 22.3%
American Century International Growth Fund, Institutional Shares	11,370	141,553
Laudus International MarketMasters Fund, Select Shares (a)	13,790	299,107
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	3,662	36,328
Laudus Mondrian International Equity Fund, Institutional Shares (a)	14,949	118,243
William Blair International Small Cap Growth Fund, Institutional Shares	9,672	146,441

		741,672

Large-Cap 54.1%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	29,517	463,412
Schwab Core Equity Fund (a)	22,135	468,373
Schwab Dividend Equity Fund (a)	13,284	220,511
Schwab S&P 500 Index Fund (a)	15,868	396,855
TCW Relative Value Large Cap Fund	14,096	246,407

		1,795,558

Small-Cap 13.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	9,543	145,047
Schwab Small-Cap Equity Fund (a)	13,596	285,783

		430,830

		3,131,671

Fixed-Income Funds 3.6%

Inflation-Protected Bond 0.1%
Schwab Treasury Inflation Protected Securities Index Fund (a)	266	3,223

Intermediate-Term Bond 3.3%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,737	35,275
PIMCO Total Return Fund, Institutional Shares	5,660	64,187
Schwab Intermediate-Term Bond Fund (a)	637	6,628
Schwab Total Bond Market Fund (a)	453	4,392

		110,482

International Bond 0.1%
Laudus Mondrian International Fixed Income Fund (a)	263	2,916

Short-Term Bond 0.1%
Schwab Short-Term Bond Market Fund (a)	150	1,403

		118,024

Total Other Investment Companies
(Cost $3,125,825)		3,249,695

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.4% of net assets

Time Deposit 1.4%
Skandinaviska Enskilda Banken
0.03%, 05/01/13	47,475	47,475

Total Short-Term Investment
(Cost $47,475)		47,475

End of Investments.

At 04/30/13, the tax basis cost of the fund’s investments was $3,173,300 and the unrealized appreciation and depreciation were $123,954 and ($84), respectively, with a net unrealized appreciation of $123,870.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 69

 Schwab Target 2050 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$3,249,695	$—	$—	$3,249,695
Short-Term Investment[1]	—	47,475	—	47,475

Total	$3,249,695	$47,475	$—	$3,297,170

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

70 See financial notes

 Schwab Target 2050 Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $2,516,781)		$2,615,832
Investments in unaffiliated issuers, at value (cost $656,519)	+	681,338

Total investments, at value (cost $3,173,300)		3,297,170
Receivables:
Fund shares sold		39,079
Due from investment adviser		509
Dividends	+	176

Total assets		3,336,934

Liabilities

Payables:
Investments bought		8,900
Fund shares redeemed		211
Accrued expenses	+	7,724

Total liabilities		16,835

Net Assets

Total assets		3,336,934
Total liabilities	−	16,835

Net assets		$3,320,099

Net Assets by Source
Capital received from investors		3,194,091
Net investment income not yet distributed		2,165
Net realized capital losses		(27)
Net unrealized capital gains		123,870

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$3,320,099		312,851		$10.61

See financial notes 71

 Schwab Target 2050 Fund

Statement of
Operations
For the period January 23, 2013* through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$1,222
Dividends received from unaffiliated underlying funds		950
Interest	+	2

Total investment income		2,174

Expenses

Professional fees		6,573
Shareholder reports		4,843
Transfer agent fees		3,590
Portfolio accounting fees		3,251
Trustees’ fees		904
Custodian fees		646
Registration fees		199
Interest expense		9
Other expenses	+	207

Total expenses		20,222
Expense reduction by CSIM	−	20,213

Net expenses	−	9

Net investment income		2,165

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(27)
Net unrealized gains on affiliated underlying funds		99,051
Net unrealized gains on unaffiliated underlying funds	+	24,819

Net unrealized gains	+	123,870

Net realized and unrealized gains		123,843

Increase in net assets resulting from operations		$126,008

*	Commencement of operations.

72 See financial notes

 Schwab Target 2050 Fund

Statement of
Changes in Net Assets
For the current period only
Figures for the current period are unaudited

Operations

1/23/13*-4/30/13
Net investment income		$2,165
Net realized losses		(27)
Net unrealized gains	+	123,870

Increase in net assets from operations		$126,008

Transactions in Fund Shares

		1/23/13*-4/30/13
		SHARES	VALUE
Shares sold		315,589	$3,222,582
Shares redeemed	+	(2,738)	(28,491)

Net transactions in fund shares		312,851	$3,194,091

Shares Outstanding and Net Assets

		1/23/13*-4/30/13
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	312,851	3,320,099

End of period		312,851	$3,320,099

Net investment income not yet distributed			$2,165

*	Commencement of operations.

See financial notes 73

Schwab Target 2055 Fund

Financial Statements

Financial Highlights

	1/23/13[1]–
	4/30/13*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gains (losses)	0.61

Total from investment operations	0.62

Net asset value at end of period	10.62

Total return (%)	6.20	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00	[4,5]
Gross operating expenses[3]	5.03	[4]
Net investment income (loss)	0.36	[4]
Portfolio turnover rate	0	[2,6]
Net assets, end of period ($ x 1,000,000)	3

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.
6 Less than 1%.

74 See financial notes

 Schwab Target 2055 Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.1%	Other Investment Companies	2,434,691	2,536,660
1.8%	Short-Term Investment	47,791	47,791

99.9%	Total Investments	2,482,482	2,584,451
0.1%	Other Assets and Liabilities, Net		2,519

100.0%	Total Net Assets		2,586,970

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.1% of net assets

Equity Funds 96.0%

Global Real Estate 5.0%
Schwab Global Real Estate Fund (a)	17,507	130,077

International 22.7%
American Century International Growth Fund, Institutional Shares	8,927	111,139
Laudus International MarketMasters Fund, Select Shares (a)	10,955	237,607
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	2,868	28,447
Laudus Mondrian International Equity Fund, Institutional Shares (a)	11,842	93,673
William Blair International Small Cap Growth Fund, Institutional Shares	7,709	116,710

		587,576

Large-Cap 55.1%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	23,255	365,104
Schwab Core Equity Fund (a)	17,401	368,211
Schwab Dividend Equity Fund (a)	10,628	176,427
Schwab S&P 500 Index Fund (a)	12,833	320,956
TCW Relative Value Large Cap Fund	11,034	192,873

		1,423,571

Small-Cap 13.2%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	7,568	115,031
Schwab Small-Cap Equity Fund (a)	10,746	225,885

		340,916

		2,482,140

Fixed-Income Funds 2.1%

Inflation-Protected Bond 0.1%
Schwab Treasury Inflation Protected Securities Index Fund (a)	141	1,710

Intermediate-Term Bond 1.9%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,228	15,834
PIMCO Total Return Fund, Institutional Shares	2,755	31,242
Schwab Intermediate-Term Bond Fund (a)	347	3,617
Schwab Total Bond Market Fund (a)	18	173

		50,866

International Bond 0.1%
Laudus Mondrian International Fixed Income Fund (a)	175	1,944

		54,520

Total Other Investment Companies
(Cost $2,434,691)		2,536,660

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.8% of net assets

Time Deposit 1.8%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 05/01/13	47,791	47,791

Total Short-Term Investment
(Cost $47,791)		47,791

End of Investments.

At 04/30/13, the tax basis cost of the fund’s investments was $2,482,482 and the unrealized appreciation and depreciation were $102,025 and ($56), respectively, with a net unrealized appreciation of $101,969.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 75

 Schwab Target 2055 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$2,536,660	$—	$—	$2,536,660
Short-Term Investment[1]	—	47,791	—	47,791

Total	$2,536,660	$47,791	$—	$2,584,451

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

76 See financial notes

 Schwab Target 2055 Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $1,987,274)		$2,068,862
Investments in unaffiliated issuers, at value (cost $495,208)	+	515,589

Total investments, at value (cost $2,482,482)		2,584,451
Receivables:
Fund shares sold		45,024
Due from investment adviser		509
Dividends	+	76

Total assets		2,630,060

Liabilities

Payables:
Investments bought		34,100
Accrued expenses	+	8,990

Total liabilities		43,090

Net Assets

Total assets		2,630,060
Total liabilities	−	43,090

Net assets		$2,586,970

Net Assets by Source
Capital received from investors		2,483,568
Net investment income not yet distributed		1,464
Net realized capital losses		(31)
Net unrealized capital gains		101,969

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,586,970		243,625		$10.62

See financial notes 77

 Schwab Target 2055 Fund

Statement of
Operations
For the period January 23, 2013* through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$862
Dividends received from unaffiliated underlying funds		613
Interest	+	2

Total investment income		1,477

Expenses

Professional fees		6,573
Shareholder reports		4,843
Transfer agent fees		3,590
Portfolio accounting fees		3,252
Trustees’ fees		904
Custodian fees		646
Registration fees		199
Interest expense		13
Other expenses	+	207

Total expenses		20,227
Expense reduction by CSIM	−	20,214

Net expenses	−	13

Net investment income		1,464

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(31)
Net unrealized gains on affiliated underlying funds		81,588
Net unrealized gains on unaffiliated underlying funds	+	20,381

Net unrealized gains	+	101,969

Net realized and unrealized gains		101,938

Increase in net assets resulting from operations		$103,402

*	Commencement of operations.

78 See financial notes

 Schwab Target 2055 Fund

Statement of
Changes in Net Assets
For the current period only
Figures for the current period are unaudited

Operations

1/23/13*-4/30/13
Net investment income		$1,464
Net realized losses		(31)
Net unrealized gains	+	101,969

Increase in net assets from operations		$103,402

Transactions in Fund Shares

		1/23/13*-4/30/13
		SHARES	VALUE
Shares sold		245,104	$2,498,805
Shares redeemed	+	(1,479)	(15,237)

Net transactions in fund shares		243,625	$2,483,568

Shares Outstanding and Net Assets

		1/23/13*-4/30/13
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	243,625	2,586,970

End of period		243,625	$2,586,970

Net investment income not yet distributed			$1,464

*	Commencement of operations.

See financial notes 79

 Schwab Target Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Laudus Small-Cap MarketMasters Fund
Schwab Target 2010 Fund	Laudus International MarketMasters Fund
Schwab Target 2015 Fund	Schwab Balanced Fund
Schwab Target 2020 Fund	Schwab Core Equity Fund
Schwab Target 2025 Fund	Schwab Dividend Equity Fund
Schwab Target 2030 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2035 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2040 Fund	Schwab Hedged Equity Fund
Schwab Target 2045 Fund	Schwab Financial Services Fund
Schwab Target 2050 Fund	Schwab Health Care Fund
Schwab Target 2055 Fund	Schwab International Core Equity Fund
Schwab S&P 500 Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab Small-Cap Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental International Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Monthly Income Fund - Moderate Payout
Schwab MarketTrack Balanced Portfolio	Schwab Monthly Income Fund - Enhanced Payout
Schwab MarketTrack Conservative Portfolio	Schwab Monthly Income Fund - Maximum Payout

The Schwab Target Funds are “fund of funds.” Each of the funds seeks to achieve its investment objective by investing in a combination of other Schwab and/or Laudus Funds and other unaffiliated, third-party mutual funds, in accordance with its target portfolio allocation. Each fund may also invest directly in equity and fixed income securities, exchange traded funds (“ETFs”), cash equivalents, including money market securities, and futures. Each fund bears its share of the allocable expenses of the underlying funds in which they invest.

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is

80

 Schwab Target Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of April 30, 2013 are disclosed in the Portfolio Holdings.

 81

 Schwab Target Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

(i) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU No. 2011-11 may have on the funds’ financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments will cause the funds to underperform other funds with a similar investment objective.

82

 Schwab Target Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of your investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-, Mid- and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments - bonds or stocks of another capitalization range, for instance -and underlying fund’s large-, mid- or small-cap holdings could reduce performance.

•	Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

•	Exchange-Traded Funds (ETFs) Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

 83

 Schwab Target Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

Direct Investment Risk. The funds may invest a portion of their assets directly in equity and fixed income securities, ETFs, cash equivalents, including money market securities, and futures. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The funds are not subject to any fee under the Plan.

CSIM and its affiliates have agreed with the funds to limit (“expense limitation”) the total annual fund operating expense charged, excluding interest, taxes and certain non-routine expenses of the funds to 0.00%, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board.

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

84

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2013, the percentages of shares of other related funds owned by each Schwab Target fund are:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab		Schwab		Schwab
	Target	Target	Target	Target	Target	Target	Target	Target		Target		Target
	2010	2015	2020	2025	2030	2035	2040	2045		2050		2055
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund		Fund		Fund

Schwab Global Real Estate Fund	0.5%	0.9%	4.7%	2.8%	8.6%	2.7%	10.0%	0.1%		0.1%		0.1%
Laudus International MarketMasters Fund	0.1%	0.2%	1.1%	0.7%	2.0%	0.6%	2.3%	0.0%	*	0.0%	*	0.0%	*
Laudus Mondrian Emerging Markets Fund	0.2%	0.3%	1.4%	0.9%	2.7%	0.8%	3.1%	0.0%	*	0.0%	*	0.0%	*
Laudus Mondrian International Equity Fund	0.5%	0.9%	5.3%	3.4%	10.7%	3.4%	13.0%	0.1%		0.1%		0.1%
Laudus Growth Investors U.S. Large Cap Growth Fund	0.2%	0.4%	2.0%	1.2%	3.6%	1.1%	4.2%	0.0%	*	0.0%	*	0.0%	*
Schwab Core Equity Fund	0.2%	0.3%	1.5%	1.0%	2.9%	0.9%	3.4%	0.0%	*	0.0%	*	0.0%	*
Schwab Dividend Equity Fund	0.1%	0.2%	0.9%	0.6%	1.8%	0.6%	2.1%	0.0%	*	0.0%	*	0.0%	*
Schwab S&P 500 Index Fund	0.0% *	0.0% *	0.2%	0.1%	0.4%	0.1%	0.4%	0.0%	*	0.0%	*	0.0%	*
Laudus Small-Cap MarketMasters Fund	0.6%	1.0%	5.8%	3.6%	11.2%	3.4%	13.2%	0.1%		0.1%		0.1%
Schwab Small-Cap Equity Fund	0.5%	0.8%	4.2%	2.6%	7.9%	2.5%	9.3%	0.1%		0.1%		0.0%	*
Schwab Treasury Inflation Protected Securities Index Fund	0.8%	0.9%	2.7%	1.1%	2.1%	0.4%	0.9%	0.0%	*	0.0%	*	0.0%	*
Schwab Intermediate-Term Bond Fund	0.4%	0.6%	2.7%	1.2%	2.5%	0.5%	1.1%	0.0%	*	0.0%	*	0.0%	*
Schwab Total Bond Market Fund	1.3%	1.6%	4.5%	1.6%	3.4%	0.6%	0.9%	0.0%	*	0.0%	*	0.0%	*
Laudus Mondrian International Fixed Income Fund	0.0% *	0.1%	0.6%	0.3%	0.8%	0.1%	0.4%	0.0%	*	0.0%	*	0.0%	*
Schwab Short-Term Bond Market Fund	2.1%	2.2%	5.4%	1.7%	2.4%	0.3%	0.9%	0.0%	*	0.0%	*	—%
Schwab Value Advantage Money Fund	0.0% *	0.0% *	—%	—%	—%	—%	—%	—%		—%		—%

*	Less than 0.05%

 85

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Below is a summary of the funds’ transactions with their affiliated underlying funds during the period ended April 30, 2013.

Schwab Target 2010 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/12	11/01/12
Underlying Funds	10/31/12	Additions	Sales	04/30/13	04/30/13	to 04/30/13	to 04/30/13

Schwab Global Real Estate Fund	177,346	7,142	(14,597)	169,891	$1,262,293	($9,477)	$52,400
Laudus International MarketMasters Fund, Select Shares	116,581	7,617	(12,333)	111,865	2,426,356	22,701	53,965
Laudus Mondrian Emerging Markets Fund, Institutional Shares	26,234	2,648	—	28,882	286,513	—	5,779
Laudus Mondrian International Equity Fund, Institutional Shares	117,378	—	(31,125)	86,253	682,262	51,010	24,282
Laudus Growth Investors U.S. Large Cap Growth Fund	253,807	4,909	(19,679)	239,037	3,752,884	38,629	70,000
Schwab Core Equity Fund	176,428	—	(21,237)	155,191	3,283,834	88,575	27,891
Schwab Dividend Equity Fund	90,825	22,988	(14,165)	99,648	1,654,162	24,253	13,426
Schwab S&P 500 Index Fund	146,513	24,540	(44,130)	126,923	3,174,342	160,484	73,381
Laudus Small-Cap MarketMasters Fund, Select Shares	85,620	—	(15,364)	70,256	1,067,887	46,696	—
Schwab Small-Cap Equity Fund	122,940	1,781	(24,240)	100,481	2,112,115	93,232	11,464
Schwab Treasury Inflation Protected Securities Index Fund	204,985	74,827	(11,138)	268,674	3,259,014	2,602	27,885
Schwab Intermediate-Term Bond Fund	247,103	3,868	(91,798)	159,173	1,656,991	91,978	61,351
Schwab Total Bond Market Fund	1,177,680	177,010	(79,709)	1,274,981	12,367,320	(3,362)	143,835
Laudus Mondrian International Fixed Income Fund	103,637	—	(78,340)	25,297	280,543	111,598	11,786
Schwab Short-Term Bond Market Fund	817,827	143,345	(20,381)	940,791	8,786,988	966	33,035
Schwab Value Advantage Money Fund, Institutional Prime Shares	1,968,431	—	—	1,968,431	1,968,431	—	804

Total					$48,021,935	$719,885	$611,284

86

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2015 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/12	11/01/12
Underlying Funds	10/31/12	Additions	Sales	04/30/13	04/30/13	to 04/30/13	to 04/30/13

Schwab Global Real Estate Fund	258,572	46,224	(10,163)	294,633	$2,189,121	$1,458	$79,044
Laudus International MarketMasters Fund, Select Shares	166,741	25,186	(9,965)	181,962	3,946,755	9,895	78,759
Laudus Mondrian Emerging Markets Fund, Institutional Shares	37,971	9,419	—	47,390	470,109	—	8,365
Laudus Mondrian International Equity Fund, Institutional Shares	179,270	13,542	(31,207)	161,605	1,278,294	(13,612)	42,750
Laudus Growth Investors U.S. Large Cap Growth Fund	366,369	45,555	(23,120)	388,804	6,104,224	1,977	103,004
Schwab Core Equity Fund	255,575	30,663	(19,382)	266,856	5,646,676	13,199	42,374
Schwab Dividend Equity Fund	146,381	61,807	(37,733)	170,455	2,829,556	35,545	23,308
Schwab S&P 500 Index Fund	211,081	27,540	(31,160)	207,461	5,188,591	32,817	107,874
Laudus Small-Cap MarketMasters Fund, Select Shares	125,994	7,613	(19,024)	114,583	1,741,665	21,280	—
Schwab Small-Cap Equity Fund	178,503	15,835	(24,105)	170,233	3,578,306	37,938	17,380
Schwab Treasury Inflation Protected Securities Index Fund	178,532	123,291	—	301,823	3,661,113	—	25,907
Schwab Intermediate-Term Bond Fund	246,466	22,129	(33,749)	234,846	2,444,751	(7,681)	69,408
Schwab Total Bond Market Fund	1,307,532	205,180	(22,545)	1,490,167	14,454,618	(266)	157,625
Laudus Mondrian International Fixed Income Fund	124,364	—	(56,477)	67,887	752,865	(23,153)	15,357
Schwab Short-Term Bond Market Fund	643,712	381,669	(16,077)	1,009,304	9,426,900	—	30,946
Schwab Value Advantage Money Fund, Institutional Prime Shares	791,651	—	—	791,651	791,651	—	323

Total					$64,505,195	$109,397	$802,424

 87

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2020 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/12	11/01/12
Underlying Funds	10/31/12	Additions	Sales	04/30/13	04/30/13	to 04/30/13	to 04/30/13

Schwab Global Real Estate Fund	1,411,094	195,555	(29,240)	1,577,409	$11,720,147	($30,702)	$431,885
Laudus International MarketMasters Fund, Select Shares	896,916	126,330	(39,970)	983,276	21,327,261	23,504	415,182
Laudus Mondrian Emerging Markets Fund, Institutional Shares	230,704	42,440	(10,183)	262,961	2,608,575	9,955	50,824
Laudus Mondrian International Equity Fund, Institutional Shares	1,097,893	26,093	(192,380)	931,606	7,369,004	(21,660)	270,049
Laudus Growth Investors U.S. Large Cap Growth Fund	1,920,567	235,599	(22,293)	2,133,873	33,501,799	1,214	530,650
Schwab Core Equity Fund	1,506,321	84,692	(103,555)	1,487,458	31,474,621	261,432	249,748
Schwab Dividend Equity Fund	897,769	210,451	(198,076)	910,144	15,108,386	234,225	140,717
Schwab S&P 500 Index Fund	1,100,514	112,111	(74,537)	1,138,088	28,463,568	57,761	555,895
Laudus Small-Cap MarketMasters Fund, Select Shares	689,754	15,826	(48,144)	657,436	9,993,021	57,848	—
Schwab Small-Cap Equity Fund	974,191	52,074	(96,765)	929,500	19,538,092	167,959	93,815
Schwab Treasury Inflation Protected Securities Index Fund	678,365	232,752	—	911,117	11,051,847	—	94,157
Schwab Intermediate-Term Bond Fund	841,848	151,859	—	993,707	10,344,493	—	245,637
Schwab Total Bond Market Fund	5,768,889	185,117	(1,675,851)	4,278,155	41,498,106	90,324	550,970
Laudus Mondrian International Fixed Income Fund	581,669	—	(183,577)	398,092	4,414,839	(16,088)	73,258
Schwab Short-Term Bond Market Fund	990,297	1,466,681	—	2,456,978	22,948,175	—	65,571

Total					$271,361,934	$835,772	$3,768,358

88

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2025 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/12	11/01/12
Underlying Funds	10/31/12	Additions	Sales	04/30/13	04/30/13	to 04/30/13	to 04/30/13

Schwab Global Real Estate Fund	738,602	228,353	(5,797)	961,158	$7,141,406	($348)	$239,552
Laudus International MarketMasters Fund, Select Shares	482,662	138,960	(13,307)	608,315	13,194,352	(1,650)	228,009
Laudus Mondrian Emerging Markets Fund, Institutional Shares	107,098	53,706	—	160,804	1,595,178	—	24,524
Laudus Mondrian International Equity Fund, Institutional Shares	541,190	78,020	(13,812)	605,398	4,788,697	(10,642)	135,694
Laudus Growth Investors U.S. Large Cap Growth Fund	1,045,290	278,161	(6,419)	1,317,032	20,677,407	385	299,008
Schwab Core Equity Fund	756,512	195,429	—	951,941	20,143,076	—	130,346
Schwab Dividend Equity Fund	432,893	152,247	(16,384)	568,756	9,441,354	4,990	73,871
Schwab S&P 500 Index Fund	601,049	123,297	(40,281)	684,065	17,108,456	(1,395)	314,282
Laudus Small-Cap MarketMasters Fund, Select Shares	366,578	44,740	(6,502)	404,816	6,153,199	1,749	—
Schwab Small-Cap Equity Fund	517,658	94,638	(29,464)	582,832	12,251,131	17,097	51,237
Schwab Treasury Inflation Protected Securities Index Fund	218,488	143,327	—	361,815	4,388,818	—	33,707
Schwab Intermediate-Term Bond Fund	364,703	69,467	—	434,170	4,519,707	—	109,242
Schwab Total Bond Market Fund	2,309,976	195,596	(965,523)	1,540,049	14,938,472	67,797	208,820
Laudus Mondrian International Fixed Income Fund	197,130	—	(22,038)	175,092	1,941,769	(20,991)	25,193
Schwab Short-Term Bond Market Fund	—	768,386	—	768,386	7,176,728	—	15,995

Total					$145,459,750	$56,992	$1,889,480

 89

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2030 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/12	11/01/12
Underlying Funds	10/31/12	Additions	Sales	04/30/13	04/30/13	to 04/30/13	to 04/30/13

Schwab Global Real Estate Fund	2,551,100	341,142	—	2,892,242	$21,489,360	$—	$795,933
Laudus International MarketMasters Fund, Select Shares	1,659,346	180,273	(22,208)	1,817,411	39,419,649	5,129	773,796
Laudus Mondrian Emerging Markets Fund, Institutional Shares	428,307	66,595	(4,032)	490,870	4,869,427	81	94,356
Laudus Mondrian International Equity Fund, Institutional Shares	1,925,261	45,761	(92,258)	1,878,764	14,861,026	(70,968)	471,632
Laudus Growth Investors U.S. Large Cap Growth Fund	3,513,555	438,462	(12,837)	3,939,180	61,845,124	—	987,398
Schwab Core Equity Fund	2,778,306	125,736	(63,690)	2,840,352	60,101,851	31,595	460,643
Schwab Dividend Equity Fund	1,621,619	160,893	(68,323)	1,714,189	28,455,530	21,856	263,098
Schwab S&P 500 Index Fund	2,009,168	199,904	(72,277)	2,136,795	53,441,245	14,906	1,023,064
Laudus Small-Cap MarketMasters Fund, Select Shares	1,283,238	25,669	(43,663)	1,265,244	19,231,715	29,660	—
Schwab Small-Cap Equity Fund	1,799,946	80,633	(119,092)	1,761,487	37,026,459	144,771	173,160
Schwab Treasury Inflation Protected Securities Index Fund	515,949	166,251	—	682,200	8,275,090	—	71,614
Schwab Intermediate-Term Bond Fund	875,743	35,633	—	911,376	9,487,424	—	247,974
Schwab Total Bond Market Fund	5,559,975	143,781	(2,480,945)	3,222,811	31,261,267	403,953	472,158
Laudus Mondrian International Fixed Income Fund	602,655	—	(87,565)	515,090	5,712,343	(37,203)	77,019
Schwab Short-Term Bond Market Fund	—	1,091,224	—	1,091,224	10,192,030	—	23,860

Total					$405,669,540	$543,780	$5,935,705

90

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2035 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/12	11/01/12
Underlying Funds	10/31/12	Additions	Sales	04/30/13	04/30/13	to 04/30/13	to 04/30/13

Schwab Global Real Estate Fund	696,043	209,935	—	905,978	$6,731,413	$—	$226,706
Laudus International MarketMasters Fund, Select Shares	452,339	115,641	—	567,980	12,319,490	—	212,295
Laudus Mondrian Emerging Markets Fund, Institutional Shares	103,661	50,489	—	154,150	1,529,168	—	23,534
Laudus Mondrian International Equity Fund, Institutional Shares	524,753	85,423	(12,658)	597,518	4,726,368	(12,715)	131,762
Laudus Growth Investors U.S. Large Cap Growth Fund	974,826	253,761	—	1,228,587	19,288,816	—	275,897
Schwab Core Equity Fund	721,316	185,775	—	907,091	19,194,055	—	123,393
Schwab Dividend Equity Fund	416,050	130,079	(4,144)	541,985	8,996,959	623	72,156
Schwab S&P 500 Index Fund	562,467	110,008	(21,978)	650,497	16,268,918	(4,242)	289,819
Laudus Small-Cap MarketMasters Fund, Select Shares	346,414	46,501	(3,251)	389,664	5,922,894	1,170	—
Schwab Small-Cap Equity Fund	486,881	72,016	(4,755)	554,142	11,648,066	29	47,958
Schwab Treasury Inflation Protected Securities Index Fund	82,497	41,892	—	124,389	1,508,838	—	12,071
Schwab Intermediate-Term Bond Fund	153,909	46,224	—	200,133	2,083,389	—	46,676
Schwab Total Bond Market Fund	912,826	49,834	(428,945)	533,715	5,177,037	48,628	78,614
Laudus Mondrian International Fixed Income Fund	90,505	—	—	90,505	1,003,704	—	11,567
Schwab Short-Term Bond Market Fund	—	140,698	—	140,698	1,314,119	—	3,068

Total					$117,713,234	$33,493	$1,555,516

 91

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2040 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/12	11/01/12
Underlying Funds	10/31/12	Additions	Sales	04/30/13	04/30/13	to 04/30/13	to 04/30/13

Schwab Global Real Estate Fund	2,884,647	482,017	—	3,366,664	$25,014,313	$—	$911,514
Laudus International MarketMasters Fund, Select Shares	1,853,396	259,151	—	2,112,547	45,821,139	—	869,468
Laudus Mondrian Emerging Markets Fund, Institutional Shares	470,587	101,597	—	572,184	5,676,063	—	104,829
Laudus Mondrian International Equity Fund, Institutional Shares	2,259,474	31,496	(6,934)	2,284,036	18,066,722	(6,103)	581,363
Laudus Growth Investors U.S. Large Cap Growth Fund	4,006,125	550,597	—	4,556,722	71,540,530	—	1,133,974
Schwab Core Equity Fund	3,039,424	333,871	—	3,373,295	71,378,918	—	512,791
Schwab Dividend Equity Fund	1,795,863	213,838	—	2,009,701	33,361,030	—	301,344
Schwab S&P 500 Index Fund	2,293,002	236,186	(35,164)	2,494,024	62,375,533	174	1,178,870
Laudus Small-Cap MarketMasters Fund, Select Shares	1,433,445	73,796	(11,645)	1,495,596	22,733,057	102	—
Schwab Small-Cap Equity Fund	2,021,083	72,629	(17,322)	2,076,390	43,645,717	7,694	197,378
Schwab Treasury Inflation Protected Securities Index Fund	259,785	40,816	—	300,601	3,646,296	—	41,723
Schwab Intermediate-Term Bond Fund	379,919	9,625	—	389,544	4,055,152	—	107,165
Schwab Total Bond Market Fund	2,359,356	9,241	(1,476,611)	891,986	8,652,264	361,176	192,651
Laudus Mondrian International Fixed Income Fund	280,249	—	(43,783)	236,466	2,622,408	(16,786)	35,816
Schwab Short-Term Bond Market Fund	—	425,054	—	425,054	3,970,005	—	6,736

Total					$422,559,147	$346,257	$6,175,622

92

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2045 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	01/23/13(a)	01/23/13(a)
Underlying Funds	1/23/13(a)	Additions	Sales	04/30/13	04/30/13	to 04/30/13	to 04/30/13

Schwab Global Real Estate Fund	—	26,369	—	26,369	$195,919	$—	$972
Laudus International MarketMasters Fund, Select Shares	—	16,495	—	16,495	357,780	—	—
Laudus Mondrian Emerging Markets Fund, Institutional Shares	—	4,343	—	4,343	43,085	—	—
Laudus Mondrian International Equity Fund, Institutional Shares	—	17,752	—	17,752	140,416	—	—
Laudus Growth Investors U.S. Large Cap Growth Fund	—	35,143	—	35,143	551,750	—	—
Schwab Core Equity Fund	—	26,268	—	26,268	555,826	—	—
Schwab Dividend Equity Fund	—	15,961	—	15,961	264,952	—	443
Schwab S&P 500 Index Fund	—	18,908	—	18,908	472,880	—	—
Laudus Small-Cap MarketMasters Fund, Select Shares	—	11,282	—	11,282	171,481	—	—
Schwab Small-Cap Equity Fund	—	16,145	—	16,145	339,378	—	—
Schwab Treasury Inflation Protected Securities Index Fund	—	608	—	608	7,373	—	—
Schwab Intermediate-Term Bond Fund	—	1,516	—	1,516	15,778	—	64
Schwab Total Bond Market Fund	—	1,854	—	1,854	17,980	—	109
Laudus Mondrian International Fixed Income Fund	—	394	—	394	4,374	—	—
Schwab Short-Term Bond Market Fund	—	2,094	—	2,094	19,557	—	26

Total					$3,158,529	$—	$1,614

 93

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2050 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	1/23/13(a)	1/23/13(a)
Underlying Funds	1/23/13(a)	Additions	Sales	04/30/13	04/30/13	to 04/30/13	to 04/30/13

Schwab Global Real Estate Fund	—	22,020	—	22,020	$163,611	$—	$792
Laudus International MarketMasters Fund, Select Shares	—	13,790	—	13,790	299,107	—	—
Laudus Mondrian Emerging Markets Fund, Institutional Shares	—	3,662	—	3,662	36,328	—	—
Laudus Mondrian International Equity Fund, Institutional Shares	—	14,949	—	14,949	118,243	—	—
Laudus Growth Investors U.S. Large Cap Growth Fund	—	29,517	—	29,517	463,412	—	—
Schwab Core Equity Fund	—	22,135	—	22,135	468,373	—	—
Schwab Dividend Equity Fund	—	13,284	—	13,284	220,511	—	360
Schwab S&P 500 Index Fund	—	15,868	—	15,868	396,855	—	—
Laudus Small-Cap MarketMasters Fund, Select Shares	—	9,543	—	9,543	145,047	—	—
Schwab Small-Cap Equity Fund	—	13,596	—	13,596	285,783	—	—
Schwab Treasury Inflation Protected Securities Index Fund	—	266	—	266	3,223	—	—
Schwab Intermediate-Term Bond Fund	—	637	—	637	6,628	—	30
Schwab Total Bond Market Fund	—	973	(520)	453	4,392	(27)	38
Laudus Mondrian International Fixed Income Fund	—	263	—	263	2,916	—	—
Schwab Short-Term Bond Market Fund	—	150	—	150	1,403	—	2

Total					$2,615,832	($27)	$1,222

94

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2055 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	1/23/13(a)	1/23/13(a)
Underlying Funds	1/23/13(a)	Additions	Sales	04/30/13	04/30/13	to 04/30/13	to 04/30/13

Schwab Global Real Estate Fund	—	17,507	—	17,507	$130,077	$—	$574
Laudus International MarketMasters Fund, Select Shares	—	10,955	—	10,955	237,607	—	—
Laudus Mondrian Emerging Markets Fund, Institutional Shares	—	2,868	—	2,868	28,447	—	—
Laudus Mondrian International Equity Fund, Institutional Shares	—	11,842	—	11,842	93,673	—	—
Laudus Growth Investors U.S. Large Cap Growth Fund	—	23,255	—	23,255	365,104	—	—
Schwab Core Equity Fund	—	17,401	—	17,401	368,211	—	—
Schwab Dividend Equity Fund	—	10,628	—	10,628	176,427	—	254
Schwab S&P 500 Index Fund	—	12,833	—	12,833	320,956	—	—
Laudus Small-Cap MarketMasters Fund, Select Shares	—	7,568	—	7,568	115,031	—	—
Schwab Small-Cap Equity Fund	—	10,746	—	10,746	225,885	—	—
Schwab Treasury Inflation Protected Securities Index Fund	—	141	—	141	1,710	—	—
Schwab Intermediate-Term Bond Fund	—	347	—	347	3,617	—	18
Schwab Total Bond Market Fund	—	642	(624)	18	173	(31)	16
Laudus Mondrian International Fixed Income Fund	—	175	—	175	1,944	—	—

Total					$2,068,862	($31)	$862

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(a)	Commencement of operations.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

 95

 Schwab Target Funds

Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Target 2010 Fund	$6,280,000	$8,430,000
Schwab Target 2015 Fund	15,900,000	6,150,000
Schwab Target 2020 Fund	58,370,000	31,200,000
Schwab Target 2025 Fund	49,445,000	12,195,000
Schwab Target 2030 Fund	73,980,000	33,915,000
Schwab Target 2035 Fund	32,860,000	5,015,000
Schwab Target 2040 Fund	66,393,000	16,130,000
Schwab Target 2045 Fund	3,874,305	56,561
Schwab Target 2050 Fund	3,130,852	5,000
Schwab Target 2055 Fund	2,440,722	6,000

8. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/12-4/30/13)	(11/1/11-10/31/12)

Schwab Target 2010 Fund	$1,223	$1,527
Schwab Target 2015 Fund	799	3,540
Schwab Target 2020 Fund	1,099	1,559
Schwab Target 2025 Fund	18,266	7,669
Schwab Target 2030 Fund	8,918	9,707
Schwab Target 2035 Fund	917	2,370
Schwab Target 2040 Fund	13,094	13,870
Schwab Target 2045 Fund*	215	—
Schwab Target 2050 Fund*	24	—
Schwab Target 2055 Fund*	88	—

*	Since commencement of operations 1/23/13

96

 Schwab Target Funds

Financial Notes, unaudited (continued)

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2012, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040
Expiration Date	Fund	Fund	Fund	Fund	Fund	Fund	Fund

October 31, 2016	$4,601,462	$—	$9,049,980	$—	$6,715,916	$—	$6,366,179
October 31, 2017	13,259,379	440,793	26,262,598	627,208	21,027,180	468,050	15,004,416
October 31, 2018	—	—	1,839,068	—	890,126	—	475,341
October 31, 2019	—	—	—	—	205,693	—	51,729
No expiration*	—	—	—	146,556	1,416,200	130,468	1,587,618

Total	$17,860,841	$440,793	$37,151,646	$773,764	$30,255,115	$598,518	$23,485,283

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For the year ended October 31, 2012, the funds had capital losses utilized as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Capital losses utilized	$1,614,007	$134,139	$765,836	$—	$—	$—	$—

As of October 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2012, the funds did not incur any interest or penalties.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 97

Investment Advisory Agreement Approval

Initial Approval of Investment Advisory Agreement

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) called and held a meeting on December 4, 2012, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (“CSIM”) as investment adviser to Schwab Target 2045 Fund, Schwab Target 2050 Fund and Schwab Target 2055 Fund (each, a “Fund” and collectively, the “Funds”) under the investment advisory agreement between Schwab Capital Trust (the “Trust”) and CSIM (the “Agreement”). In preparation for the meeting, the Board reviewed a variety of materials provided by CSIM with respect to the services to be provided to the Funds under the Agreement. In recognition of the fact that the Funds had not yet commenced operations, the Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees. In addition, the Independent Trustees met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM.

At the meeting on December 4, 2012, the Board, including a majority of the Independent Trustees, approved the Agreement with respect to the Funds. The Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting and/or prior meetings of the Board, including:

1.	the nature, extent and quality of the services to be provided to the Funds under the Agreement, including the resources CSIM and its affiliates will dedicate to the Funds;

2.	CSIM’s investment performance in managing other funds having relevant investment objectives and strategies;

3.	the Funds’ estimated expenses and how those expenses compare to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to management of other similar funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement relating to the Funds reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the Funds and the resources CSIM and its affiliates will dedicate to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that may be expected to benefit the Funds and their shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations that the nature, extent and quality of services to be provided by CSIM to the Funds and the resources CSIM and its affiliates will dedicate to the Funds supported approval of the Agreement with respect to the Funds.

Performance. With regard to Fund performance, since the Funds had not commenced operations and therefore did not have any performance of their own, the Board considered performance of other funds advised by CSIM having comparable investment objectives in determining whether to approve the Agreement with respect to the Funds. The Trustees also considered both risk and shareholder risk expectations for the Funds. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Funds’ estimated net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered CSIM and Schwabs’ commitment to waive fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CIMS serves as the adviser to such Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported approval of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates directly or indirectly. The Trustees also considered any other benefits to be derived by CSIM from its relationship with the Funds. The Trustees considered whether the compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Funds.

98

Economies of Scale. Recognizing that the Funds had not yet commenced operations and had no assets, the Trustees considered the possible development of any economies of scale through various efficiencies that may result from increases in the Funds’ assets and whether those could be expected to be passed along to the Funds’ shareholders. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds may be expected to obtain reasonable benefit from economies of scale if such economies develop.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement as it relates to the Funds and concluded that the compensation under the Agreement relating to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 99

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 94 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	77	Director,WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	77	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	77	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

100

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	94	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

 101

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab. In addition to their employment with Schwab, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

102

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Aggregate Intermediate Bond Index An index that measures the intermediate-term investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

Barclays U.S. Government/Credit: 1 − 5 Years Index An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of one to five years. Bonds are represented in the index in proportion to their market value.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones U.S. Total Stock Market Index An index that measures the performance of all U.S. equity securities with readily available prices.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 1000 Index An index that measures the performance of the large-cap segment of the U.S. equity universe.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 103

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR34720-07
00098635

Semiannual report dated April 30, 2013, enclosed.

Schwab Balanced Fundtm

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Schwab Balanced Fundtm

Semiannual Report
April 30, 2013

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Schwab Balanced Fundtm

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Six Months Ended April 30, 2013

Schwab Balanced Fundtm (Ticker Symbol: SWOBX)	8.40%

Balanced Blended Index	8.87%
Fund Category: Morningstar Moderate Allocation	9.17%

Performance Details	page 6

Minimum Initial Investment[1]	$100

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

The Balanced Blended Index is a custom blended index developed by CSIM composed of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index. The components that make up the composite index may vary over time.

[1]	Please see the fund’s prospectus for further detail and eligibility requirements.

2 Schwab Balanced Fund

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Schwab Balanced Fund. The fund combines equity and fixed income strategies in U.S. markets, and is designed to provide income, diversification, and an opportunity for long-term growth.

For the six months ended April 30, 2013, the fund’s return reflected a strong rally by U.S. stocks combined with low returns by bonds. The backdrop for these performances included efforts undertaken by the Federal Reserve and many central banks around the world to stimulate faster economic growth by keeping interest rates low. In general, stocks benefited from these efforts and from reduced investor concerns regarding the euro zone’s sovereign debt crisis and the fiscal cliff. Some signs of improvement in the housing market also helped stocks. Many major stock market indices finished at or near record highs, with the S&P 500 Index returning 14.4%.

The generally healthier economic environment and low level of interest rates led to subdued performances by fixed income securities for the report period. Bonds with lower credit ratings outperformed Treasuries as credit conditions improved, while intermediate-term bonds generally provided the highest returns. In this environment, the Barclays U.S. Aggregate Bond Index—broadly reflecting the U.S. bond market—returned 0.9%.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

14.42%	S&P 500® Index: measures U.S. large-cap stocks

16.58%	Russell 2000® Index: measures U.S. small-cap stocks

17.18%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.90%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.04%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Balanced Fund 3

From the President continued

For the six months ended April 30, 2013, the fund’s return reflected a strong rally by U.S. stocks combined with low returns by bonds.

For more information about the Schwab Balanced Fund, please continue reading this report. In addition, you can find answers to frequently asked questions and more details about the fund by visiting www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

4 Schwab Balanced Fund

Fund Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the fund. She was appointed portfolio manager of the fund in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Schwab Balanced Fund 5

Schwab Balanced Fund™

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Balanced Fundtm (11/18/96)	8.40%	9.10%	5.11%	6.67%
Balanced Blended Index[3]	8.87%	11.59%	5.87%	7.03%
S&P 500® Index	14.42%	16.89%	5.21%	7.88%
Barclays U.S. Aggregate Bond Index	0.90%	3.68%	5.72%	5.04%
Fund Category: Morningstar Moderate Allocation	9.17%	11.16%	4.43%	6.79%

Fund Expense Ratios4: Net 0.65%; Gross 0.81%

 Statistics

Number of Holdings	6
Portfolio Turnover Rate[5]	9%

 Asset Class Weightings % of Investments

Equity Funds – Large-Cap	51.4%
Fixed-Income Funds – Intermediate-Term Bond	36.0%
Equity Funds – Small-Cap	9.8%
Money Market Funds	2.8%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Core Equity Fund	35.7%
Schwab Total Bond Market Fund	23.7%
Laudus Growth Investors U.S. Large Cap Growth Fund	15.6%
Schwab Intermediate-Term Bond Fund	12.2%
Laudus Small-Cap MarketMasters Fund, Select Shares	9.8%
Total	97.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the fund originally used a different asset allocation strategy and a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did. From June 3, 2002 to February 28, 2008, the fund used a manager of managers strategy, and therefore its performance during this time does not reflect the fund’s current multi-fund strategy and may have been different if it did.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset classes.

The Laudus Growth Investors U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Balanced Blended Index is a custom blended index developed by CSIM composed of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.65%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

6 Schwab Balanced Fund

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2012 and held through April 30, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/12	at 4/30/13	11/1/12–4/30/13

Schwab Balanced Fundtm
Actual Return	0.00%	$1,000	$1,084.00	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the funds invest are not included in this ratio.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab Balanced Fund 7

Schwab Balanced Fund™

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–		11/1/10–		11/1/09–		11/1/08–	11/1/07–
	4/30/13*		10/31/12		10/31/11		10/31/10		10/31/09	10/31/08[1]

Per-Share Data ($)

Net asset value at beginning of period	12.51		11.61		11.00		9.99		9.82	13.86

Income (loss) from investment operations:
Net investment income (loss)	0.09	[2]	0.19	[2]	0.17	[2]	0.17	[2]	0.22 [2]	0.20 [2]
Net realized and unrealized gains (losses)	0.95		0.88		0.63		1.03		0.64	(3.26)

Total from investment operations	1.04		1.07		0.80		1.20		0.86	(3.06)
Less distributions:
Distributions from net investment income	(0.22)		(0.17)		(0.19)		(0.19)		(0.37)	(0.29)
Distributions from net realized gains	—		—		—		—		(0.32)	(0.69)

Total distributions	(0.22)		(0.17)		(0.19)		(0.19)		(0.69)	(0.98)

Net asset value at end of period	13.33		12.51		11.61		11.00		9.99	9.82

Total return (%)	8.40	[3]	9.36		7.28		12.08		9.45	(23.56)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[4]	0.00	[5,6]	0.00	[6]	0.00	[6]	0.00	[6]	0.00	0.36
Gross operating expenses[4]	0.11	[5]	0.16		0.16		0.20		0.17	0.53
Net investment income (loss)	1.43	[5]	1.54		1.52		1.67		2.41	1.81
Portfolio turnover rate	9	[3]	38		53		8		21	267
Net assets, end of period ($ x 1,000,000)	146		117		109		88		86	85

* Unaudited.

1 Effective February 28, 2008, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Investor Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5 Annualized.
6 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

8 See financial notes

 Schwab Balanced Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Other Investment Companies	125,269,113	145,904,031

99.8%	Total Investments	125,269,113	145,904,031
0.2%	Other Assets and Liabilities, Net		313,257

100.0%	Net Assets		146,217,288

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.8% of net assets

Equity Funds 61.1%

Large-Cap 51.3%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,455,314	22,848,432
Schwab Core Equity Fund (a)	2,465,980	52,180,129

		75,028,561

Small-Cap 9.8%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	938,083	14,258,859

		89,287,420

Fixed-Income Funds 35.9%

Intermediate-Term Bond 35.9%
Schwab Intermediate-Term Bond Fund (a)	1,717,098	17,874,991
Schwab Total Bond Market Fund (a)	3,573,974	34,667,543

		52,542,534

Money Market Fund 2.8%
State Street Institutional U.S. Government Money Market Fund	4,074,077	4,074,077

Total Other Investment Companies
(Cost $125,269,113)		145,904,031

End of Investments.

At 04/30/13, the tax basis cost of the fund’s investments was $127,617,340 and the unrealized appreciation and depreciation were $18,286,691 and ($0), respectively, with a net unrealized appreciation of $18,286,691.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$145,904,031	$—	$—	$145,904,031

Total	$145,904,031	$—	$—	$145,904,031

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

See financial notes 9

 Schwab Balanced Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $121,195,036)		$141,829,954
Investments in unaffiliated issuers, at value (cost $4,074,077)	+	4,074,077

Total investments, at value (cost $125,269,113)		145,904,031
Receivables:
Fund shares sold		570,120
Dividends		87,974
Due from investment adviser		857
Interest		39
Prepaid expenses	+	1,908

Total assets		146,564,929

Liabilities

Payables:
Investments bought		150,000
Fund shares redeemed		139,431
Accrued expenses	+	58,210

Total liabilities		347,641

Net Assets

Total assets		146,564,929
Total liabilities	−	347,641

Net assets		$146,217,288

Net Assets by Source
Capital received from investors		131,492,172
Distributions in excess of net investment income		(37,390)
Net realized capital losses		(5,872,412)
Net unrealized capital gains		20,634,918

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$146,217,288		10,970,430		$13.33

10 See financial notes

 Schwab Balanced Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$877,131
Interest	+	22,686

Total investment income		899,817

Expenses

Professional fees		20,021
Shareholder reports		13,529
Registration fees		11,968
Transfer agent fees		11,630
Portfolio accounting fees		8,630
Trustees’ fees		3,228
Custodian fees		1,679
Interest expense		25
Other expenses	+	1,351

Total expenses		72,061
Expense reduction by CSIM	−	72,036
Custody credits	−	5

Net expenses	−	20

Net investment income		899,797

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		560,503
Net realized losses on sales of affiliated underlying funds		(141,234)
Net realized gains on unaffiliated investments	+	2

Net realized gains		419,271
Net unrealized gains on affiliated underlying funds	+	8,888,026

Net realized and unrealized gains		9,307,297

Increase in net assets resulting from operations		$10,207,094

See financial notes 11

 Schwab Balanced Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$899,797	$1,646,969
Net realized gains (losses)		419,271	(417,870)
Net unrealized gains	+	8,888,026	7,101,600

Increase in net assets from operations		10,207,094	8,330,699

Distributions to Shareholders

Distributions from net investment income		($1,969,000)	($1,421,426)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,879,188	$37,075,749	4,301,668	$52,887,809
Shares reinvested		148,002	1,838,191	115,862	1,332,417
Shares redeemed	+	(1,441,627)	(18,348,137)	(4,446,198)	(53,006,629)

Net transactions in fund shares		1,585,563	$20,565,803	(28,668)	$1,213,597

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,384,867	$117,413,391	9,413,535	$109,290,521
Total increase or decrease	+	1,585,563	28,803,897	(28,668)	8,122,870

End of period		10,970,430	$146,217,288	9,384,867	$117,413,391

(Distributions in excess of net investment income)/Net investment income not yet distributed			($37,390)		$1,031,813

12 See financial notes

 Schwab Balanced Fund

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Balanced Fund is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab International Core Equity Fund
Schwab Balanced Fund	Schwab Target 2010 Fund
Schwab S&P 500 Index Fund	Schwab Target 2015 Fund
Schwab Small-Cap Index Fund	Schwab Target 2020 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2025 Fund
Schwab International Index Fund	Schwab Target 2030 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2035 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2040 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2045 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2050 Fund
Laudus Small-Cap MarketMasters Fund	Schwab Target 2055 Fund
Laudus International MarketMasters Fund	Schwab Fundamental US Large Company Index Fund
Schwab Core Equity Fund	Schwab Fundamental US Small Company Index Fund
Schwab Dividend Equity Fund	Schwab Fundamental International Large Company Index Fund
Schwab Large-Cap Growth Fund	Schwab Fundamental International Small Company Index Fund
Schwab Small-Cap Equity Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Hedged Equity Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Financial Services Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Health Care Fund	Schwab Monthly Income Fund - Maximum Payout

The Schwab Balanced Fund is a single class “fund of funds” which seeks to achieve its investment objective by investing in a diversified group of other Schwab and/or Laudus Funds, but also may invest in other unaffiliated, third party mutual funds, including exchange traded funds (“ETFs”). In addition, the fund may purchase individual securities to maintain its allocations. The fund bears its share of allocable expenses of the underlying funds in which it invests. The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements.

The fund offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is

 13

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of April 30, 2013 are disclosed in the Portfolio Holdings.

14

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund declares distributions from net investment income and net realized capital gains, if any, once a year.

(f) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street’), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(g) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

(j) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU No. 2011-11 may have on the fund’s financial statement disclosures.

 15

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Equity and fixed income markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Management Risk. The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments - small-cap stocks, for instance - an underlying fund’s large- and mid-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments - large-cap and mid-cap stocks, for instance - an underlying fund’s small-cap holdings could reduce performance.

•	Growth Investing Risk. An underlying fund’s investments in growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

•	Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more

16

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

•	Exchange-Traded Funds (ETFs) Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

•	Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund. The use of leverage may cause the underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

•	Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

•	Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which an underlying fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. An underlying fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Direct Investment Risk. The fund may invest a portion of its assets directly in equity and fixed income securities, as well as other mutual funds or ETFs, to maintain its asset allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

 17

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The fund is not subject to any fee under the Plan.

CSIM and its affiliates have agreed with the fund to limit (“expense limitation”) the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses of the fund to 0.00%, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2013, the fund had no direct security transactions with other Schwab Funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of April 30, 2013, the percentages of shares of other related funds owned by the Schwab Balanced Fund are:

Laudus Growth Investors U.S. Large Cap Growth Fund	1.3%
Schwab Core Equity Fund	2.5%
Laudus Small-Cap MarketMasters Fund	8.3%
Schwab Intermediate-Term Bond Fund	4.6%
Schwab Total Bond Market Fund	3.8%

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2013.

	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/12	11/01/12
Underlying Funds	10/31/12	Additions	Sales	04/30/13	04/30/13	to 04/30/13	to 04/30/13

Laudus Growth Investors U.S. Large Cap Growth Fund	1,303,273	312,646	(160,605)	1,455,314	$22,848,432	($54,080)	$342,522
Schwab Core Equity Fund	2,160,527	463,913	(158,460)	2,465,980	52,180,129	(47,611)	348,002
Laudus Small-Cap MarketMasters Fund, Select Shares	866,818	172,848	(101,583)	938,083	14,258,859	(14,134)	—
Schwab Intermediate-Term Bond Fund	1,370,897	478,731	(132,530)	1,717,098	17,874,991	(14,578)	386,104
Schwab Total Bond Market Fund	2,967,154	882,795	(275,975)	3,573,974	34,667,543	(10,831)	361,006

Total					$141,829,954	($141,234)	$1,437,634

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

18

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$29,938,000	$10,930,000

8. Redemption Fee:

The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

Current Period	Prior Period
(11/1/12-4/30/13)	(11/1/11-10/31/12)

$2,716	$141,969

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2012, the fund had capital loss carryforwards $4,073,757 available to offset future net capital gains before October 31, 2017.

For the year ended October 31, 2012, the fund had capital losses utilized as follows:

Capital losses utilized	$162,978

As of October 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2012, the fund did not incur any interest or penalties.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 19

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 94 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	77	Director,WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	77	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	77	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

20

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	94	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

 21

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab. In addition to their employment with Schwab, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

22

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 23

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR34721-07
00098636

Semiannual report dated April 30, 2013, enclosed.

Schwab MarketTrack Portfolios ®

Schwab MarketTrack
All Equity Portfoliotm

Schwab MarketTrack
Growth Portfoliotm

Schwab MarketTrack
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Schwab MarketTrack
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Schwab MarketTrack Portfolios ®

Semiannual Report
April 30, 2013

Schwab MarketTrack
All Equity Portfoliotm

Schwab MarketTrack
Growth Portfoliotm

Schwab MarketTrack
Balanced Portfoliotm

Schwab MarketTrack
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Schwab MarketTrack Portfolios®

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Six Months Ended April 30, 2013

Schwab MarketTrack All Equity Portfoliotm (Ticker Symbol: SWEGX)	15.29%

All Equity Composite Index	15.72%
Fund Category: Morningstar Large-Cap Blend	14.54%

Performance Details	page 6

Schwab MarketTrack Growth Portfoliotm (Ticker Symbol: SWHGX)	12.22%

Growth Composite Index	12.52%
Fund Category: Morningstar Aggressive Allocation	11.35%

Performance Details	page 7

Schwab MarketTrack Balanced Portfoliotm (Ticker Symbol: SWBGX)	9.20%

Balanced Composite Index	9.52%
Fund Category: Morningstar Moderate Allocation	9.17%

Performance Details	page 8

Schwab MarketTrack Conservative Portfoliotm (Ticker Symbol: SWCGX)	6.31%

Conservative Composite Index	6.58%
Fund Category: Morningstar Conservative Allocation	5.88%

Performance Details	page 9

Minimum Initial Investment[1]	$100

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a portfolio’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemption of portfolio shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

The components that make up each of the following composite indices may vary over time.

The All Equity Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE Index (Net). The index is maintained by CSIM.

The Growth Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index (Net), 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index. The index is maintained by CSIM.

The Balanced Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 45% Dow Jones U.S. Total Stock Market Index, 15% MSCI EAFE Index (Net), 35% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index. The index is maintained by CSIM.

The Conservative Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 30% Dow Jones U.S. Total Stock Market Index, 10% MSCI EAFE Index (Net), 55% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index. The index is maintained by CSIM.

[1]	Please see the funds’ prospectus for further detail and eligibility requirements.

2 Schwab MarketTrack Portfolios

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Schwab MarketTrack Portfolios. Each of the four portfolios combines a variety of passive strategies in U.S. and international markets, seeking to provide diversification, while targeting varying degrees of risk.

For the six months ended April 30, 2013, the returns of the funds reflected a strong rally by stocks in U.S. and developed international markets, combined with mixed returns for bonds. The backdrop for these performances included efforts undertaken by the Federal Reserve and many central banks around the world to stimulate faster economic growth by keeping interest rates low. This was particularly the case in Japan, where aggressive central bank policies helped fuel a rally by equities, while the yen depreciated sharply versus the U.S. dollar.

Reduced concerns about the euro zone’s sovereign debt crisis and U.S. fiscal cliff also generally helped stocks, as did signs of improvement in the U.S. housing market. Returns for bonds reflected these developments and the low level of interest rates. Many major U.S. stock market indices finished at or near record highs, while the MSCI EAFE Index (net) returned 16.9% compared with the 15.2% return of the Dow Jones U.S. Total Stock Market Index. Among fixed income securities, the Barclays U.S. Aggregate Bond Index—broadly reflecting the U.S. bond market—returned 0.9%.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

14.42%	S&P 500® Index: measures U.S. large-cap stocks

16.58%	Russell 2000® Index: measures U.S. small-cap stocks

17.18%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.90%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.04%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab MarketTrack Portfolios 3

From the President continued

For the six months ended April 30, 2013, the returns of the funds reflected a strong rally by stocks in U.S. and developed international markets, combined with mixed returns for bonds.

For more information about the Schwab MarketTrack Portfolios, please continue reading this report. In addition, you can find answers to frequently asked questions and more details about the funds by visiting www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

4 Schwab MarketTrack Portfolios

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the funds. She was appointed portfolio manager of the funds in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Schwab MarketTrack Portfolios 5

Schwab MarketTrack All Equity Portfolio™

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack All Equity Porfoliotm (5/19/98)	15.29%	17.31%	3.69%	8.60%
All Equity Composite Index[3]	15.72%	17.91%	3.84%	8.97%
S&P 500® Index	14.42%	16.89%	5.21%	7.88%
Fund Category: Morningstar Large-Cap Blend	14.54%	15.95%	4.18%	7.49%

Fund Expense Ratios4: Net 0.64%; Gross 0.67%

 Statistics

Number of Holdings	4
Portfolio Turnover Rate[5]	4%

 Asset Class Weightings % of Investments

Equity Funds – Large-Cap	45.1%
Equity Funds – International	30.1%
Equity Funds – Small-Cap	24.4%
Short-Term Investments	0.4%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab S&P 500 Index Fund	45.1%
Schwab International Index Fund	30.1%
Schwab Small-Cap Index Fund	24.4%
Total	99.6%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset classes.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The All Equity Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE Index (Net). The index is maintained by CSIM. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.14%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

6 Schwab MarketTrack Portfolios

Schwab MarketTrack Growth Portfolio™

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Growth Porfoliotm (11/20/95)	12.22%	14.24%	4.28%	7.69%
Growth Composite Index[3]	12.52%	14.77%	4.55%	8.19%
S&P 500® Index	14.42%	16.89%	5.21%	7.88%
Fund Category: Morningstar Aggressive Allocation	11.35%	12.74%	3.47%	7.22%

Fund Expense Ratios4: Net 0.65%; Gross 0.68%

 Statistics

Number of Holdings	7
Portfolio Turnover Rate[5]	5%

 Asset Class Weightings % of Investments

Equity Funds – Large-Cap	40.5%
Equity Funds – International	20.2%
Equity Funds – Small-Cap	19.9%
Fixed-Income Funds – Intermediate-Term Bond	14.5%
Short-Term Investments	3.1%
Money Market Funds	1.8%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab S&P 500 Index Fund	40.4%
Schwab International Index Fund	20.2%
Schwab Small-Cap Index Fund	19.9%
Schwab Total Bond Market Fund	14.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares	1.8%
Total	96.8%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset classes.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Growth Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index (Net), 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.15%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

Schwab MarketTrack Portfolios 7

Schwab MarketTrack Balanced Portfolio™

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Balanced Portfoliotm (11/20/95)	9.20%	11.24%	4.36%	6.70%
Balanced Composite Index[3]	9.52%	11.95%	5.03%	7.52%
S&P 500® Index	14.42%	16.89%	5.21%	7.88%
Barclays U.S. Aggregate Bond Index	0.90%	3.68%	5.72%	5.04%
Fund Category: Morningstar Moderate Allocation	9.17%	11.16%	4.43%	6.79%

Fund Expense Ratios4: Net 0.69%; Gross 0.72%

 Statistics

Number of Holdings	7
Portfolio Turnover Rate[5]	6%

 Asset Class Weightings % of Investments

Fixed-Income Funds – Intermediate-Term Bond	34.5%
Equity Funds – Large-Cap	30.5%
Equity Funds – International	15.2%
Equity Funds – Small-Cap	15.0%
Short-Term Investments	3.1%
Money Market Funds	1.7%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Total Bond Market Fund	34.5%
Schwab S&P 500 Index Fund	30.5%
Schwab International Index Fund	15.2%
Schwab Small-Cap Index Fund	14.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares	1.7%
Total	96.8%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset classes.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Balanced Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 45% Dow Jones U.S. Total Stock Market Index, 15% MSCI EAFE Index (Net), 35% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.19%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

8 Schwab MarketTrack Portfolios

Schwab MarketTrack Conservative Portfolio™

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Conservative Portfoliotm (11/20/95)	6.31%	8.40%	4.27%	5.62%
Conservative Composite Index[3]	6.58%	9.13%	5.33%	6.74%
S&P 500® Index	14.42%	16.89%	5.21%	7.88%
Barclays U.S. Aggregate Bond Index	0.90%	3.68%	5.72%	5.04%
Fund Category: Morningstar Conservative Allocation	5.88%	8.57%	4.88%	5.90%

Fund Expense Ratios4: Net 0.72%; Gross 0.77%

 Statistics

Number of Holdings	7
Portfolio Turnover Rate[5]	7%

 Asset Class Weightings % of Investments

Fixed-Income Funds – Intermediate-Term Bond	54.5%
Equity Funds – Large-Cap	20.6%
Equity Funds – International	10.2%
Equity Funds – Small-Cap	9.9%
Short-Term Investments	3.1%
Money Market Funds	1.7%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Total Bond Market Fund	54.5%
Schwab S&P 500 Index Fund	20.5%
Schwab International Index Fund	10.2%
Schwab Small-Cap Index Fund	9.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares	1.7%
Total	96.8%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset classes.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Conservative Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 30% Dow Jones U.S. Total Stock Market Index, 10% MSCI EAFE Index (Net), 55% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.22%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

Schwab MarketTrack Portfolios 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2012 and held through April 30, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/12	at 4/30/13	11/1/12–4/30/13

Schwab MarketTrack All Equity Portfoliotm
Actual Return	0.50%	$1,000	$1,152.90	$2.67
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51

Schwab MarketTrack Growth Portfoliotm
Actual Return	0.50%	$1,000	$1,122.20	$2.63
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51

Schwab MarketTrack Balanced Portfoliotm
Actual Return	0.50%	$1,000	$1,092.00	$2.59
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51

Schwab MarketTrack Conservative Portfoliotm
Actual Return	0.50%	$1,000	$1,063.10	$2.56
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the portfolios invest are not included in this ratio.
[2]	Expenses for each portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

10 Schwab MarketTrack Portfolios

Schwab MarketTrack All Equity Portfolio™

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	12.79		11.52	11.30	9.82	9.44	15.58

Income (loss) from investment operations:
Net investment income (loss)	0.30		0.25	0.16	0.12	0.30	0.20
Net realized and unrealized gains (losses)	1.61		1.02	0.27	1.50	0.83	(6.11)

Total from investment operations	1.91		1.27	0.43	1.62	1.13	(5.91)
Less distributions:
Distributions from net investment income	(0.34)		—	(0.21)	(0.14)	(0.23)	(0.22)
Distributions from net realized gains	—		—	—	—	(0.52)	(0.01)

Total distributions	(0.34)		—	(0.21)	(0.14)	(0.75)	(0.23)

Net asset value at end of period	14.36		12.79	11.52	11.30	9.82	9.44

Total return (%)	15.29	[1]	11.02	3.76	16.62	13.54	(38.46)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.53	[3]	0.54	0.53	0.54	0.67	0.73
Net investment income (loss)	4.49	[3]	1.93	1.37	1.14	3.46	1.46
Portfolio turnover rate	4	[1]	6	12	8	10	10
Net assets, end of period ($ x 1,000,000)	535		475	476	489	461	429

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.

See financial notes 11

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Other Investment Companies	387,896,905	532,825,281
0.4%	Short-Term Investment	2,215,827	2,215,827

100.0%	Total Investments	390,112,732	535,041,108
0.0%	Other Assets and Liabilities, Net		261,914

100.0%	Total Net Assets		535,303,022

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.6% of net assets

Equity Funds 99.6%

International 30.1%
Schwab International Index Fund (a)	8,748,352	160,882,197

Large-Cap 45.1%
Schwab S&P 500 Index Fund (a)	9,650,540	241,360,017

Small-Cap 24.4%
Schwab Small-Cap Index Fund (a)	5,526,156	130,583,067

Total Other Investment Companies
(Cost $387,896,905)		532,825,281

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
DNB
0.03%, 05/01/13	2,215,827	2,215,827

Total Short-Term Investment
(Cost $2,215,827)		2,215,827

End of Investments.

At 04/30/13, the tax basis cost of the fund’s investments was $404,839,763 and the unrealized appreciation and depreciation were $130,201,345 and ($0), respectively, with a net unrealized appreciation of $130,201,345.

(a)	Issuer is affiliated with the fund’s adviser.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$532,825,281	$—	$—	$532,825,281
Short-Term Investment[1]	—	2,215,827	—	2,215,827

Total	$532,825,281	$2,215,827	$—	$535,041,108

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

12 See financial notes

 Schwab MarketTrack All Equity Portfolio

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $387,896,905)		$532,825,281
Investments in unaffiliated issuers, at value (cost $2,215,827)	+	2,215,827

Total investments, at value (cost $390,112,732)		535,041,108
Receivables:
Fund shares sold		571,226
Interest		2
Prepaid expenses	+	7,976

Total assets		535,620,312

Liabilities

Payables:
Investment adviser and administrator fees		10,003
Shareholder service fees		11,509
Fund shares redeemed		192,974
Accrued expenses	+	102,804

Total liabilities		317,290

Net Assets

Total assets		535,620,312
Total liabilities	−	317,290

Net assets		$535,303,022

Net Assets by Source
Capital received from investors		442,774,198
Net investment income not yet distributed		11,124,727
Net realized capital losses		(63,524,279)
Net unrealized capital gains		144,928,376

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$535,303,022		37,274,048		$14.36

See financial notes 13

 Schwab MarketTrack All Equity Portfolio

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$12,365,374
Interest	+	343

Total investment income		12,365,717

Expenses

Investment adviser and administrator fees		570,269
Shareholder service fees		606,459
Shareholder reports		30,807
Transfer agent fees		19,884
Professional fees		19,813
Index fee		15,197
Portfolio accounting fees		12,315
Registration fees		11,745
Custodian fees		5,762
Trustees’ fees		4,349
Other expenses	+	5,333

Total expenses		1,301,933
Expense reduction by CSIM and its affiliates	−	62,217

Net expenses	−	1,239,716

Net investment income		11,126,001

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		2,765,058
Net realized gains on sales of affiliated underlying funds		1,003,737

Net realized gains		3,768,795
Net unrealized gains on affiliated underlying funds	+	56,528,853

Net realized and unrealized gains		60,297,648

Increase in net assets resulting from operations		$71,423,649

14 See financial notes

 Schwab MarketTrack All Equity Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$11,126,001	$9,163,297
Net realized gains		3,768,795	10,527,329
Net unrealized gains	+	56,528,853	30,350,130

Increase in net assets from operations		71,423,649	50,040,756

Distributions to Shareholders

Distributions from net investment income		($12,561,634)	$—

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,360,518	$31,854,338	3,182,278	$38,781,401
Shares reinvested		918,465	11,765,529	—	—
Shares redeemed	+	(3,124,266)	(41,948,740)	(7,420,620)	(90,468,387)

Net transactions in fund shares		154,717	$1,671,127	(4,238,342)	($51,686,986)

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,119,331	$474,769,880	41,357,673	$476,416,110
Total increase or decrease	+	154,717	60,533,142	(4,238,342)	(1,646,230)

End of period		37,274,048	$535,303,022	37,119,331	$474,769,880

Net investment income not yet distributed			$11,124,727		$12,560,360

See financial notes 15

Schwab MarketTrack Growth Portfolio™

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	18.08		16.85	16.35	14.51	13.71	21.09

Income (loss) from investment operations:
Net investment income (loss)	0.36		0.30	0.24	0.19	0.39	0.37
Net realized and unrealized gains (losses)	1.82		1.35	0.51	1.95	1.25	(6.94)

Total from investment operations	2.18		1.65	0.75	2.14	1.64	(6.57)
Less distributions:
Distributions from net investment income	(0.35)		(0.42)	(0.25)	(0.30)	(0.40)	(0.41)
Distributions from net realized gains	—		—	—	—	(0.44)	(0.40)

Total distributions	(0.35)		(0.42)	(0.25)	(0.30)	(0.84)	(0.81)

Net asset value at end of period	19.91		18.08	16.85	16.35	14.51	13.71

Total return (%)	12.22	[1]	10.03	4.55	14.86	12.95	(32.27)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.52	[3]	0.53	0.52	0.52	0.66	0.71
Net investment income (loss)	3.81	[3]	1.78	1.39	1.25	3.03	1.99
Portfolio turnover rate	5	[1]	9	17	14	23	10
Net assets, end of period ($ x 1,000,000)	626		566	562	549	507	454

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.

16 See financial notes

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Other Investment Companies	391,487,682	605,402,842
3.0%	Short-Term Investments	19,112,194	19,112,194

99.8%	Total Investments	410,599,876	624,515,036
0.2%	Other Assets and Liabilities, Net		1,091,118

100.0%	Total Net Assets		625,606,154

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.8% of net assets

Equity Funds 80.5%

International 20.2%
Schwab International Index Fund (a)	6,858,415	126,126,247

Large-Cap 40.4%
Schwab S&P 500 Index Fund (a)	10,119,037	253,077,116

Small-Cap 19.9%
Schwab Small-Cap Index Fund (a)	5,271,959	124,576,401

		503,779,764

Fixed-Income Fund 14.5%

Intermediate-Term Bond 14.5%
Schwab Total Bond Market Fund (a)	9,337,631	90,575,017

Money Market Fund 1.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	11,048,061	11,048,061

Total Other Investment Companies
(Cost $391,487,682)		605,402,842

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.0% of net assets

Time Deposits 3.0%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 05/01/13	18,714,322	18,714,322
DNB
0.03%, 05/01/13	397,872	397,872

Total Short-Term Investments
(Cost $19,112,194)		19,112,194

End of Investments.

At 04/30/13, the tax basis cost of the fund’s investments was $415,567,367 and the unrealized appreciation and depreciation were $208,947,669 and ($0), respectively, with a net unrealized appreciation of $208,947,669.

(a)	Issuer is affiliated with the fund’s adviser.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$605,402,842	$—	$—	$605,402,842
Short-Term Investments[1]	—	19,112,194	—	19,112,194

Total	$605,402,842	$19,112,194	$—	$624,515,036

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

See financial notes 17

 Schwab MarketTrack Growth Portfolio

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $391,487,682)		$605,402,842
Investments in unaffiliated issuers, at value (cost $19,112,194)	+	19,112,194

Total investments, at value (cost $410,599,876)		624,515,036
Receivables:
Investments sold		1,600,000
Fund shares sold		624,212
Dividends		164,143
Interest		16
Prepaid expenses	+	10,877

Total assets		626,914,284

Liabilities

Payables:
Investments bought		963,474
Investment adviser and administrator fees		11,526
Shareholder service fees		13,090
Fund shares redeemed		222,941
Accrued expenses	+	97,099

Total liabilities		1,308,130

Net Assets

Total assets		626,914,284
Total liabilities	−	1,308,130

Net assets		$625,606,154

Net Assets by Source
Capital received from investors		424,439,204
Distributions in excess of net investment income		(63,843)
Net realized capital losses		(12,684,367)
Net unrealized capital gains		213,915,160

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$625,606,154		31,419,686		$19.91

18 See financial notes

 Schwab MarketTrack Growth Portfolio

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$12,560,047
Interest	+	2,801

Total investment income		12,562,848

Expenses

Investment adviser and administrator fees		670,901
Shareholder service fees		716,545
Shareholder reports		28,188
Transfer agent fees		24,728
Professional fees		20,845
Index fee		20,525
Registration fees		15,325
Portfolio accounting fees		13,322
Custodian fees		6,651
Trustees’ fees		4,610
Other expenses	+	7,786

Total expenses		1,529,426
Expense reduction by CSIM and its affiliates	−	70,946

Net expenses	−	1,458,480

Net investment income		11,104,368

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		2,630,959
Net realized gains on sales of affiliated underlying funds		2,486,440
Net realized gains on unaffiliated investments	+	714

Net realized gains		5,118,113
Net unrealized gains on affiliated underlying funds	+	51,819,310

Net realized and unrealized gains		56,937,423

Increase in net assets resulting from operations		$68,041,791

See financial notes 19

 Schwab MarketTrack Growth Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$11,104,368	$12,009,728
Net realized gains		5,118,113	23,457,290
Net unrealized gains	+	51,819,310	25,141,652

Increase in net assets from operations		68,041,791	60,608,670

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		(10,641,577)	(13,718,858)
P Shares	+	—	(2,646,818)

Total distributions from net investment income		($10,641,577)	($16,365,676)

Transactions in Fund Shares1

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		2,070,435	$39,200,991	3,069,722	$53,342,242
P Shares	+	—	—	1,037,994	17,419,210

Total shares sold		2,070,435	$39,200,991	4,107,716	$70,761,452

Shares Reinvested
Investor Shares		556,707	$10,081,957	797,108	$13,048,670
P Shares	+	—	—	161,786	2,646,818

Total shares reinvested		556,707	$10,081,957	958,894	$15,695,488

Shares Redeemed
Investor Shares		(2,537,934)	($47,519,397)	(5,854,994)	($101,946,667)
P Shares	+	—	—	(6,937,729)	(120,546,911)

Total shares redeemed		(2,537,934)	($47,519,397)	(12,792,723)	($222,493,578)

Net transactions in fund shares		89,208	$1,763,551	(7,726,113)	($136,036,638)

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,330,478	$566,442,389	39,056,591	$658,236,033
Total increase or decrease	+	89,208	59,163,765	(7,726,113)	(91,793,644)

End of period		31,419,686	$625,606,154	31,330,478	$566,442,389

Distributions in excess of net investment income			($63,843)		($526,634)

[1]	Effective December 6, 2012, the P Share class was terminated.

20 See financial notes

Schwab MarketTrack Balanced Portfolio™

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	16.33		15.41	14.96	13.54	12.74	18.13

Income (loss) from investment operations:
Net investment income (loss)	0.28		0.29	0.25	0.23	0.38	0.42
Net realized and unrealized gains (losses)	1.20		1.01	0.46	1.50	1.11	(5.06)

Total from investment operations	1.48		1.30	0.71	1.73	1.49	(4.64)
Less distributions:
Distributions from net investment income	(0.32)		(0.38)	(0.26)	(0.31)	(0.44)	(0.48)
Distributions from net realized gains	—		—	—	—	(0.25)	(0.27)

Total distributions	(0.32)		(0.38)	(0.26)	(0.31)	(0.69)	(0.75)

Net asset value at end of period	17.49		16.33	15.41	14.96	13.54	12.74

Total return (%)	9.20	[1]	8.61	4.80	12.92	12.41	(26.59)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.52	[3]	0.53	0.52	0.52	0.66	0.72
Net investment income (loss)	3.33	[3]	1.86	1.64	1.59	3.09	2.57
Portfolio turnover rate	6	[1]	12	25	22	30	17
Net assets, end of period ($ x 1,000,000)	458		425	432	450	434	405

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.

See financial notes 21

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Other Investment Companies	306,848,954	443,909,156
3.2%	Short-Term Investments	14,362,281	14,362,281

100.0%	Total Investments	321,211,235	458,271,437
0.0%	Other Assets and Liabilities, Net		195,825

100.0%	Total Net Assets		458,467,262

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.8% of net assets

Equity Funds 60.6%

International 15.2%
Schwab International Index Fund (a)	3,780,856	69,529,942

Large-Cap 30.5%
Schwab S&P 500 Index Fund (a)	5,588,530	139,769,130

Small-Cap 14.9%
Schwab Small-Cap Index Fund (a)	2,901,808	68,569,724

		277,868,796

Fixed-Income Fund 34.5%

Intermediate-Term Bond 34.5%
Schwab Total Bond Market Fund (a)	16,289,558	158,008,711

Money Market Fund 1.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	8,031,649	8,031,649

Total Other Investment Companies
(Cost $306,848,954)		443,909,156

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.2% of net assets

Time Deposits 3.2%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 05/01/13	11,913,115	11,913,115
Skandinaviska Enskilda Banken
0.03%, 05/01/13	2,449,166	2,449,166

Total Short-Term Investments
(Cost $14,362,281)		14,362,281

End of Investments.

At 04/30/13, the tax basis cost of the fund’s investments was $329,210,685 and the unrealized appreciation and depreciation were $129,060,752 and ($0), respectively, with a net unrealized appreciation of $129,060,752.

(a)	Issuer is affiliated with the fund’s adviser.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$443,909,156	$—	$—	$443,909,156
Short-Term Investments[1]	—	14,362,281	—	14,362,281

Total	$443,909,156	$14,362,281	$—	$458,271,437

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

22 See financial notes

 Schwab MarketTrack Balanced Portfolio

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $306,848,954)		$443,909,156
Investments in unaffiliated issuers, at value (cost $14,362,281)	+	14,362,281

Total investments, at value (cost $321,211,235)		458,271,437
Receivables:
Investments sold		1,500,000
Fund shares sold		523,636
Dividends		286,194
Interest		12
Prepaid expenses	+	7,635

Total assets		460,588,914

Liabilities

Payables:
Investments bought		1,585,331
Investment adviser and administrator fees		8,436
Shareholder service fees		9,753
Fund shares redeemed		450,244
Accrued expenses	+	67,888

Total liabilities		2,121,652

Net Assets

Total assets		460,588,914
Total liabilities	−	2,121,652

Net assets		$458,467,262

Net Assets by Source
Capital received from investors		333,191,743
Net investment income not yet distributed		443,029
Net realized capital losses		(12,227,712)
Net unrealized capital gains		137,060,202

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$458,467,262		26,207,013		$17.49

See financial notes 23

 Schwab MarketTrack Balanced Portfolio

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$8,265,976
Interest	+	2,095

Total investment income		8,268,071

Expenses

Investment adviser and administrator fees		496,741
Shareholder service fees		532,268
Professional fees		19,589
Shareholder reports		14,639
Transfer agent fees		13,250
Registration fees		12,342
Index fee		11,923
Portfolio accounting fees		11,838
Custodian fees		5,267
Trustees’ fees		4,187
Other expenses	+	4,817

Total expenses		1,126,861
Expense reduction by CSIM and its affiliates	−	46,990

Net expenses	−	1,079,871

Net investment income		7,188,200

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		1,475,871
Net realized gains on sales of affiliated underlying funds		2,769,663
Net realized gains on unaffiliated investments	+	443

Net realized gains		4,245,977
Net unrealized gains on affiliated underlying funds	+	27,024,804

Net realized and unrealized gains		31,270,781

Increase in net assets resulting from operations		$38,458,981

24 See financial notes

 Schwab MarketTrack Balanced Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$7,188,200	$7,973,255
Net realized gains		4,245,977	9,088,999
Net unrealized gains	+	27,024,804	18,512,082

Increase in net assets from operations		38,458,981	35,574,336

Distributions to Shareholders

Distributions from net investment income		($8,153,239)	($10,347,778)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,994,032	$33,628,874	3,144,255	$49,804,826
Shares reinvested		467,584	7,607,583	647,049	9,725,147
Shares redeemed	+	(2,279,920)	(38,177,889)	(5,822,667)	(91,987,712)

Net transactions in fund shares		181,696	$3,058,568	(2,031,363)	($32,457,739)

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,025,317	$425,102,952	28,056,680	$432,334,133
Total increase or decrease	+	181,696	33,364,310	(2,031,363)	(7,231,181)

End of period		26,207,013	$458,467,262	26,025,317	$425,102,952

Net investment income not yet distributed			$443,029		$1,408,068

See financial notes 25

Schwab MarketTrack Conservative Portfolio™

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	14.23		13.59	13.22	12.15	11.34	14.90

Income (loss) from investment operations:
Net investment income (loss)	0.20		0.26	0.25	0.24	0.37	0.43
Net realized and unrealized gains (losses)	0.69		0.69	0.37	1.08	0.91	(3.40)

Total from investment operations	0.89		0.95	0.62	1.32	1.28	(2.97)
Less distributions:
Distributions from net investment income	(0.21)		(0.31)	(0.25)	(0.25)	(0.38)	(0.46)
Distributions from net realized gains	—		—	—	—	(0.09)	(0.13)

Total distributions	(0.21)		(0.31)	(0.25)	(0.25)	(0.47)	(0.59)

Net asset value at end of period	14.91		14.23	13.59	13.22	12.15	11.34

Total return (%)	6.31	[1]	7.07	4.72	10.98	11.72	(20.59)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.55	[3]	0.55	0.55	0.56	0.68	0.74
Net investment income (loss)	2.84	[3]	1.96	1.84	1.93	3.31	3.12
Portfolio turnover rate	7	[1]	19	30	25	25	16
Net assets, end of period ($ x 1,000,000)	202		189	198	194	181	182

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.

26 See financial notes

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Other Investment Companies	149,687,309	195,599,623
3.1%	Short-Term Investments	6,327,344	6,327,344

99.9%	Total Investments	156,014,653	201,926,967
0.1%	Other Assets and Liabilities, Net		189,110

100.0%	Total Net Assets		202,116,077

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.8% of net assets

Equity Funds 40.6%

International 10.2%
Schwab International Index Fund (a)	1,115,674	20,517,236

Large-Cap 20.5%
Schwab S&P 500 Index Fund (a)	1,660,657	41,533,039

Small-Cap 9.9%
Schwab Small-Cap Index Fund (a)	844,097	19,946,015

		81,996,290

Fixed-Income Fund 54.5%

Intermediate-Term Bond 54.5%
Schwab Total Bond Market Fund (a)	11,352,238	110,116,709

Money Market Fund 1.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	3,486,624	3,486,624

Total Other Investment Companies
(Cost $149,687,309)		195,599,623

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.1% of net assets

Time Deposits 3.1%
Skandinaviska Enskilda Banken
0.03%, 05/01/13	6,056,646	6,056,646
Societe Generale
0.03%, 05/01/13	270,698	270,698

Total Short-Term Investments
(Cost $6,327,344)		6,327,344

End of Investments.

At 04/30/13, the tax basis cost of the fund’s investments was $163,851,405 and the unrealized appreciation and depreciation were $38,075,562 and ($0), respectively, with a net unrealized appreciation of $38,075,562.

(a)	Issuer is affiliated with the fund’s adviser.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$195,599,623	$—	$—	$195,599,623
Short-Term Investments[1]	—	6,327,344	—	6,327,344

Total	$195,599,623	$6,327,344	$—	$201,926,967

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

See financial notes 27

 Schwab MarketTrack Conservative Portfolio

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $149,687,309)		$195,599,623
Investments in unaffiliated issuers, at value (cost $6,327,344)	+	6,327,344

Total investments, at value (cost $156,014,653)		201,926,967
Receivables:
Investments sold		630,000
Fund shares sold		280,777
Dividends		200,859
Interest		5
Prepaid expenses	+	3,253

Total assets		203,041,861

Liabilities

Payables:
Investments bought		780,311
Investment adviser and administrator fees		3,321
Shareholder service fees		4,032
Fund shares redeemed		96,334
Accrued expenses	+	41,786

Total liabilities		925,784

Net Assets

Total assets		203,041,861
Total liabilities	−	925,784

Net assets		$202,116,077

Net Assets by Source
Capital received from investors		170,711,102
Net investment income not yet distributed		99,881
Net realized capital losses		(14,607,220)
Net unrealized capital gains		45,912,314

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$202,116,077		13,559,078		$14.91

28 See financial notes

 Schwab MarketTrack Conservative Portfolio

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$3,230,276
Interest	+	961

Total investment income		3,231,237

Expenses

Investment adviser and administrator fees		222,784
Shareholder service fees		237,264
Professional fees		18,942
Registration fees		12,016
Transfer agent fees		9,919
Portfolio accounting fees		9,421
Shareholder reports		6,723
Index fee		4,904
Trustees’ fees		3,444
Custodian fees		2,955
Other expenses	+	2,348

Total expenses		530,720
Expense reduction by CSIM and its affiliates	−	46,407

Net expenses	−	484,313

Net investment income		2,746,924

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		444,177
Net realized gains on sales of affiliated underlying funds		1,121,773
Net realized gains on unaffiliated investments	+	68

Net realized gains		1,566,018
Net unrealized gains on affiliated underlying funds	+	7,601,566

Net realized and unrealized gains		9,167,584

Increase in net assets resulting from operations		$11,914,508

See financial notes 29

 Schwab MarketTrack Conservative Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$2,746,924	$3,852,050
Net realized gains		1,566,018	4,027,215
Net unrealized gains	+	7,601,566	6,051,777

Increase in net assets from operations		11,914,508	13,931,042

Distributions to Shareholders

Distributions from net investment income		($2,793,013)	($4,482,834)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,505,056	$21,737,187	3,227,193	$44,181,272
Shares reinvested		180,982	2,582,977	308,192	4,188,027
Shares redeemed	+	(1,382,120)	(20,007,115)	(4,855,488)	(67,192,496)

Net transactions in fund shares		303,918	$4,313,049	(1,320,103)	($18,823,197)

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,255,160	$188,681,533	14,575,263	$198,056,522
Total increase or decrease	+	303,918	13,434,544	(1,320,103)	(9,374,989)

End of period		13,559,078	$202,116,077	13,255,160	$188,681,533

Net investment income not yet distributed			$99,881		$145,970

30 See financial notes

 Schwab MarketTrack Portfolios

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab International Core Equity Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2010 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2015 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2020 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2025 Fund
Schwab S&P 500 Index Fund	Schwab Target 2030 Fund
Schwab Small-Cap Index Fund	Schwab Target 2035 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2040 Fund
Schwab International Index Fund	Schwab Target 2045 Fund
Laudus Small-Cap MarketMasters Fund	Schwab Target 2050 Fund
Laudus International MarketMasters Fund	Schwab Target 2055 Fund
Schwab Balanced Fund	Schwab Fundamental US Large Company Index Fund
Schwab Core Equity Fund	Schwab Fundamental US Small Company Index Fund
Schwab Dividend Equity Fund	Schwab Fundamental International Large Company Index Fund
Schwab Large-Cap Growth Fund	Schwab Fundamental International Small Company Index Fund
Schwab Small-Cap Equity Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Hedged Equity Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Financial Services Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Health Care Fund	Schwab Monthly Income Fund - Maximum Payout

The Schwab MarketTrack Portfolios are primarily “fund of funds”. Each of the funds seeks to achieve its investment objective by investing mainly in a combination of other Schwab Funds (underlying funds) in accordance with its target portfolio allocation. The funds may also invest directly in equity or fixed income securities, cash equivalents and futures to achieve their investment objectives. Each fund bears its share of the allocable expenses of the underlying funds in which they invest.

Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio each offer one share class. Through December 6, 2012, Schwab MarketTrack Growth Portfolio offered two share classes: Investor Shares and P Shares. Shares of each class represented an interest in the same fund, but each class had different expenses and investment minimums. At a Board of Trustees meeting held on December 4, 2012, the Board approved the termination of MarketTrack Growth Portfolio’s P Shares. Effective December 6, 2012, the P Share class was terminated. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value per share (“NAV”) which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 31

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

32

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of April 30, 2013 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year, except for the Schwab MarketTrack Conservative Portfolio, which makes distributions from net investment income quarterly.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year except for the Schwab MarketTrack Conservative Portfolio, which typically makes distributions at the end of every calendar quarter. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

(i) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU No. 2011-11 may have on the funds’ financial statement disclosures.

 33

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments will cause the funds to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of your investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Investment Style Risk. The underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Tracking Error Risk. Each underlying index fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Large-Cap Risk. Many of the risks of the underlying funds are associated with their investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments - bonds or mid- or small- cap stocks, for instance - an underlying fund’s large-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments - bonds or large-cap stocks, for instance - an underlying fund’s small-cap holdings could reduce performance.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

34

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a fund would be adversely affected.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Exchange-Traded Funds (ETFs) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Direct Investment Risk. A fund may invest directly in individual securities as well as other mutual funds or ETFs, to maintain its allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to each fund, CSIM is entitled to receive an annual fee of 0.23% payable monthly based on each fund’s average daily net assets.

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with

 35

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

Schwab	Schwab	Schwab	Schwab
MarketTrack	MarketTrack	MarketTrack	MarketTrack
All Equity	Growth	Balanced	Conservative
Portfolio	Portfolio	Portfolio	Portfolio

0.50%	0.50%	0.50%	0.50%

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2013, the percentages of shares of other related funds owned by each Schwab MarketTrack Portfolio are:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Schwab International Index Fund	9.1%	7.1%	3.9%	1.2%
Schwab S&P 500 Index Fund	1.6%	1.7%	0.9%	0.3%
Schwab Small-Cap Index Fund	6.6%	6.3%	3.5%	1.0%
Schwab Total Bond Market Fund	—%	9.8%	17.2%	12.0%
Schwab Value Advantage Money Fund	—%	0.1%	0.1%	0.0% *

*	Less than 0.05%

Below is a summary of the funds’ transactions with their affiliated underlying funds during the period ended April 30, 2013.

Schwab MarketTrack All Equity Portfolio:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/12	11/01/12
Underlying Funds	10/31/12	Additions	Sales	04/30/13	04/30/13	to 04/30/13	to 04/30/13

Schwab International Index Fund	8,737,494	483,540	(472,682)	8,748,352	$160,882,197	$237,616	$4,947,063
Schwab S&P 500 Index Fund	9,503,472	269,843	(122,775)	9,650,540	241,360,017	189,904	4,662,134
Schwab Small-Cap Index Fund	5,551,212	276,371	(301,427)	5,526,156	130,583,067	576,217	5,521,235

Total					$532,825,281	$1,003,737	$15,130,432

Schwab MarketTrack Growth Portfolio:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/12	11/01/12
Underlying Funds	10/31/12	Additions	Sales	04/30/13	04/30/13	to 04/30/13	to 04/30/13

Schwab International Index Fund	7,071,253	364,556	(577,394)	6,858,415	$126,126,247	$806,044	$3,952,606
Schwab S&P 500 Index Fund	10,227,080	254,780	(362,823)	10,119,037	253,077,116	753,180	4,977,337
Schwab Small-Cap Index Fund	5,342,344	270,053	(340,438)	5,271,959	124,576,401	875,744	5,253,467
Schwab Total Bond Market Fund	8,652,421	981,585	(296,375)	9,337,631	90,575,017	51,472	1,003,379
Schwab Value Advantage Money Fund, Institutional Prime Shares	7,043,778	4,004,283	—	11,048,061	11,048,061	—	4,217

Total					$605,402,842	$2,486,440	$15,191,006

36

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab MarketTrack Balanced Portfolio:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/12	11/01/12
Underlying Funds	10/31/12	Additions	Sales	04/30/13	04/30/13	to 04/30/13	to 04/30/13

Schwab International Index Fund	3,962,723	183,464	(365,331)	3,780,856	$69,529,942	$636,166	$2,224,157
Schwab S&P 500 Index Fund	5,736,144	202,112	(349,726)	5,588,530	139,769,130	1,138,886	2,795,787
Schwab Small-Cap Index Fund	3,002,467	163,302	(263,961)	2,901,808	68,569,724	973,024	2,947,001
Schwab Total Bond Market Fund	15,356,682	1,446,534	(513,658)	16,289,558	158,008,711	21,587	1,771,880
Schwab Value Advantage Money Fund, Institutional Prime Shares	4,528,610	3,503,039	—	8,031,649	8,031,649	—	3,022

Total					$443,909,156	$2,769,663	$9,741,847

Schwab MarketTrack Conservative Portfolio:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/12	11/01/12
Underlying Funds	10/31/12	Additions	Sales	04/30/13	04/30/13	to 04/30/13	to 04/30/13

Schwab International Index Fund	1,175,359	74,524	(134,209)	1,115,674	$20,517,236	$213,891	$678,383
Schwab S&P 500 Index Fund	1,694,351	128,573	(162,267)	1,660,657	41,533,039	456,394	851,733
Schwab Small-Cap Index Fund	882,000	73,271	(111,174)	844,097	19,946,015	451,079	886,927
Schwab Total Bond Market Fund	10,701,111	1,124,708	(473,581)	11,352,238	110,116,709	409	1,256,097
Schwab Value Advantage Money Fund, Institutional Prime Shares	1,985,302	1,501,322	—	3,486,624	3,486,624	—	1,313

Total					$195,599,623	$1,121,773	$3,674,453

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

 37

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab MarketTrack All Equity Portfolio	$19,790,432	$17,515,000
Schwab MarketTrack Growth Portfolio	30,765,877	28,630,000
Schwab MarketTrack Balanced Portfolio	28,501,531	25,350,000
Schwab MarketTrack Conservative Portfolio	18,063,224	13,310,000

8. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/12-4/30/13)	(11/1/11-10/31/12)

Schwab MarketTrack All Equity Portfolio	$2,774	$7,838
Schwab MarketTrack Growth Portfolio	1,818	20,976
Schwab MarketTrack Balanced Portfolio	1,598	2,893
Schwab MarketTrack Conservative Portfolio	1,705	4,280

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2012, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
Expiration Date	Portfolio	Portfolio	Portfolio	Portfolio

October 31, 2016	$11,526,446	$—	$—	$—
October 31, 2017	31,279,738	11,917,090	8,159,980	8,336,771
October 31, 2018	8,349,147	918,434	—	—
No expiration*	1,262,743	—	—	—

Total	$52,418,074	$12,835,524	$8,159,980	$8,336,771

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For the year ended October 31, 2012, the funds had capital losses deferred and capital losses utilized as follows:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Capital losses deferred	$—	$526,634	$—	$—
Capital losses utilized	—	18,018,499	6,437,506	2,706,067

As of October 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related

38

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):

to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2012, the funds did not incur any interest or penalties.

10. Other:

The funds have a licensing agreement with Standard & Poor’s to use the S&P 500 Index for its large-cap investment allocations, as the funds may invest in stocks that comprise the index. The licensing fees incurred by the funds are presented on each fund’s Statement of Operations as an Index fee.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 39

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 94 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	77	Director,WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	77	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	77	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

40

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	94	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

 41

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab. In addition to their employment with Schwab, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

42

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones U.S. Total Stock Market Index An index that measures the performance of all U.S. equity securities with readily available prices.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 1000 Index An index that measures the performance of the large-cap segment of the U.S. equity universe.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 43

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13559-16
00098631

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, Schwab Fundamental Emerging Markets Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund are filed under this Item.

 Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.0%	Common Stock	9,633,343,832	14,527,448,671
2.8%	Short-Term Investments	413,721,414	413,721,414

99.8%	Total Investments	10,047,065,246	14,941,170,085
0.2%	Collateral Invested for Securities on Loan	22,835,155	22,835,155
0.0%	Other Assets and Liabilities, Net		3,914,977

100.0%	Net Assets		14,967,920,217

	Number	Value
Security	of Shares	($)

Common Stock 97.0% of net assets

Automobiles & Components 0.8%
BorgWarner, Inc. *	120,700	9,435,119
Delphi Automotive plc	292,600	13,521,046
Ford Motor Co.	3,999,897	54,838,588
Harley-Davidson, Inc.	231,470	12,649,835
Johnson Controls, Inc.	700,459	24,523,070
The Goodyear Tire & Rubber Co. *	233,336	2,915,533

		117,883,191

Banks 2.7%
BB&T Corp.	718,913	22,120,953
Comerica, Inc.	188,270	6,824,787
Fifth Third Bancorp	904,029	15,395,614
First Horizon National Corp.	238,860	2,484,144
Hudson City Bancorp, Inc.	481,992	4,005,353
Huntington Bancshares, Inc.	821,893	5,892,973
KeyCorp	941,198	9,383,744
M&T Bank Corp.	129,198	12,945,639
People’s United Financial, Inc.	343,300	4,517,828
PNC Financial Services Group, Inc.	537,278	36,470,431
Regions Financial Corp.	1,415,445	12,017,128
SunTrust Banks, Inc.	560,816	16,403,868
U.S. Bancorp	1,898,628	63,186,340
Wells Fargo & Co.	4,998,909	189,858,564
Zions Bancorp	174,698	4,301,065

		405,808,431

Capital Goods 7.3%
3M Co.	647,319	67,780,772
Caterpillar, Inc.	667,962	56,556,342
Cummins, Inc.	182,562	19,422,771
Danaher Corp.	590,874	36,007,861
Deere & Co.	395,286	35,299,040
Dover Corp.	174,270	12,021,145
Eaton Corp. plc	480,438	29,503,698
Emerson Electric Co.	729,215	40,478,725
Fastenal Co.	283,398	13,900,672
Flowserve Corp.	50,100	7,921,812
Fluor Corp.	160,582	9,149,962
General Dynamics Corp.	339,860	25,136,046
General Electric Co.	10,604,052	236,364,319
Honeywell International, Inc.	799,329	58,782,655
Illinois Tool Works, Inc.	426,236	27,517,796
Ingersoll-Rand plc	277,800	14,945,640
Jacobs Engineering Group, Inc. *	137,934	6,962,908
Joy Global, Inc.	100,000	5,652,000
L-3 Communications Holdings, Inc.	105,783	8,594,869
Lockheed Martin Corp.	266,091	26,366,957
Masco Corp.	347,388	6,753,223
Northrop Grumman Corp.	242,467	18,364,451
PACCAR, Inc.	351,050	17,475,269
Pall Corp.	107,030	7,139,971
Parker Hannifin Corp.	155,336	13,758,109
Pentair Ltd.	208,982	11,358,172
Precision Castparts Corp.	149,327	28,564,762
Quanta Services, Inc. *	231,900	6,372,612
Raytheon Co.	331,388	20,340,595
Rockwell Automation, Inc.	142,421	12,074,452
Rockwell Collins, Inc.	147,405	9,274,723
Roper Industries, Inc.	97,200	11,629,980
Snap-on, Inc.	58,282	5,023,908
Stanley Black & Decker, Inc.	166,181	12,432,001
Textron, Inc.	292,004	7,519,103
The Boeing Co.	694,054	63,443,476
United Technologies Corp.	860,035	78,512,595
W.W. Grainger, Inc.	61,727	15,213,854
Xylem, Inc.	173,800	4,822,950

		1,088,440,196

Commercial & Professional Supplies 0.6%
Avery Dennison Corp.	103,076	4,272,500
Cintas Corp.	111,376	4,997,441
Equifax, Inc.	119,661	7,323,253
Iron Mountain, Inc.	162,560	6,154,522
Pitney Bowes, Inc. (b)	196,591	2,687,399
Republic Services, Inc.	299,934	10,221,751
Robert Half International, Inc.	139,442	4,576,486
Stericycle, Inc. *	83,900	9,088,048
The ADT Corp. *	227,100	9,910,644
The Dun & Bradstreet Corp.	46,500	4,112,925
Tyco International Ltd.	480,900	15,446,508
Waste Management, Inc.	454,916	18,642,458

		97,433,935

See financial notes 1

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 1.2%
Coach, Inc.	278,728	16,405,930
D.R. Horton, Inc.	285,216	7,438,433
Fossil, Inc. *	54,900	5,386,788
Garmin Ltd. (b)	107,000	3,753,560
Harman International Industries, Inc.	64,756	2,895,241
Hasbro, Inc.	121,717	5,765,734
Leggett & Platt, Inc.	157,894	5,090,503
Lennar Corp., Class A	171,818	7,082,338
Mattel, Inc.	357,094	16,304,912
Newell Rubbermaid, Inc.	276,450	7,281,693
NIKE, Inc., Class B	742,124	47,199,087
PulteGroup, Inc. *	328,586	6,897,020
PVH Corp.	78,000	9,001,980
Ralph Lauren Corp.	62,826	11,407,945
VF Corp.	90,291	16,091,662
Whirlpool Corp.	83,322	9,522,038

		177,524,864

Consumer Services 1.8%
Apollo Group, Inc., Class A *	109,790	2,016,842
Carnival Corp.	456,921	15,768,344
Chipotle Mexican Grill, Inc. *	30,000	10,895,700
Darden Restaurants, Inc.	128,248	6,621,444
H&R Block, Inc.	286,205	7,939,327
International Game Technology	280,660	4,757,187
Marriott International, Inc., Class A	254,872	10,974,788
McDonald’s Corp.	1,022,638	104,452,245
Starbucks Corp.	765,562	46,576,792
Starwood Hotels & Resorts Worldwide, Inc.	192,168	12,398,680
Wyndham Worldwide Corp.	148,464	8,919,717
Wynn Resorts Ltd.	78,500	10,778,050
Yum! Brands, Inc.	459,685	31,313,742

		273,412,858

Diversified Financials 6.6%
American Express Co.	973,041	66,565,735
Ameriprise Financial, Inc.	215,714	16,077,164
Bank of America Corp.	11,034,411	135,833,599
BlackRock, Inc.	127,800	34,058,700
Capital One Financial Corp.	589,574	34,065,586
Citigroup, Inc.	3,098,847	144,592,201
CME Group, Inc.	313,485	19,078,697
Discover Financial Services	524,873	22,957,945
E*TRADE Financial Corp. *	243,719	2,507,869
Franklin Resources, Inc.	139,335	21,549,551
IntercontinentalExchange, Inc. *	71,958	11,724,117
Invesco Ltd.	436,147	13,843,306
JPMorgan Chase & Co.	3,903,231	191,297,351
Legg Mason, Inc.	143,998	4,587,776
Leucadia National Corp.	290,151	8,962,764
Moody’s Corp.	188,529	11,471,990
Morgan Stanley	1,403,854	31,095,366
Northern Trust Corp.	225,818	12,176,107
NYSE Euronext	245,500	9,527,855
SLM Corp.	494,418	10,209,732
State Street Corp.	466,026	27,248,540
T. Rowe Price Group, Inc.	264,179	19,152,978
The Bank of New York Mellon Corp.	1,192,373	33,648,766
The Charles Schwab Corp. (a)	1,085,681	18,413,150
The Goldman Sachs Group, Inc.	446,969	65,288,762
The McGraw-Hill Cos., Inc.	276,967	14,986,684
The NASDAQ OMX Group, Inc.	119,900	3,534,652

		984,456,943

Energy 10.3%
Anadarko Petroleum Corp.	514,409	43,601,307
Apache Corp.	397,906	29,397,295
Baker Hughes, Inc.	452,863	20,555,452
Cabot Oil & Gas Corp.	217,100	14,773,655
Cameron International Corp. *	256,300	15,775,265
Chesapeake Energy Corp.	512,966	10,023,356
Chevron Corp.	1,981,134	241,718,160
ConocoPhillips	1,245,190	75,271,735
CONSOL Energy, Inc.	240,418	8,087,662
Denbury Resources, Inc. *	377,200	6,748,108
Devon Energy Corp.	387,858	21,355,462
Diamond Offshore Drilling, Inc.	65,300	4,512,230
Ensco plc, Class A	238,200	13,739,376
EOG Resources, Inc.	273,906	33,186,451
EQT Corp.	154,600	11,613,552
Exxon Mobil Corp.	4,568,741	406,572,262
FMC Technologies, Inc. *	246,300	13,374,090
Halliburton Co.	954,168	40,809,765
Helmerich & Payne, Inc.	118,300	6,934,746
Hess Corp.	305,040	22,017,787
Kinder Morgan, Inc.	647,644	25,322,880
Marathon Oil Corp.	721,452	23,569,836
Marathon Petroleum Corp.	335,326	26,276,145
Murphy Oil Corp.	184,892	11,479,944
Nabors Industries Ltd.	287,890	4,257,893
National Oilwell Varco, Inc.	428,324	27,935,291
Newfield Exploration Co. *	145,600	3,172,624
Noble Corp.	258,800	9,705,000
Noble Energy, Inc.	183,184	20,752,915
Occidental Petroleum Corp.	820,950	73,277,997
Peabody Energy Corp.	261,564	5,246,974
Phillips 66	634,395	38,666,375
Pioneer Natural Resources Co.	132,400	16,183,252
QEP Resources, Inc.	186,091	5,342,673
Range Resources Corp.	160,600	11,807,312
Rowan Cos. plc, Class A *	126,263	4,107,335
Schlumberger Ltd.	1,354,515	100,816,551
Southwestern Energy Co. *	366,500	13,714,430
Spectra Energy Corp.	675,909	21,311,411
Tesoro Corp.	138,207	7,380,254
The Williams Cos., Inc.	705,698	26,908,265
Valero Energy Corp.	568,940	22,939,661
WPX Energy, Inc. *	182,099	2,846,207

		1,543,088,941

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	444,092	48,152,896
CVS Caremark Corp.	1,258,851	73,239,951
Safeway, Inc.	266,496	6,001,490

2 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sysco Corp.	590,657	20,590,303
The Kroger Co.	536,147	18,432,734
Wal-Mart Stores, Inc.	1,705,702	132,567,159
Walgreen Co.	873,711	43,257,432
Whole Foods Market, Inc.	173,016	15,280,773

		357,522,738

Food, Beverage & Tobacco 6.0%
Altria Group, Inc.	2,034,491	74,279,266
Archer-Daniels-Midland Co.	662,899	22,498,792
Beam, Inc.	161,179	10,429,893
Brown-Forman Corp., Class B	149,692	10,553,286
Campbell Soup Co.	188,711	8,758,078
Coca-Cola Enterprises, Inc.	295,862	10,837,425
ConAgra Foods, Inc.	425,949	15,065,816
Constellation Brands, Inc., Class A *	175,065	8,639,458
Dean Foods Co. *	197,270	3,775,748
Dr Pepper Snapple Group, Inc.	203,200	9,922,256
General Mills, Inc.	659,380	33,245,940
H.J. Heinz Co.	328,143	23,764,116
Hormel Foods Corp.	144,300	5,955,261
Kellogg Co.	249,234	16,210,179
Kraft Foods Group, Inc.	601,318	30,961,864
Lorillard, Inc.	389,091	16,688,113
McCormick & Co., Inc. - Non Voting Shares	132,602	9,539,388
Mead Johnson Nutrition Co.	205,300	16,647,777
Molson Coors Brewing Co., Class B	164,430	8,484,588
Mondelez International, Inc., Class A	1,815,054	57,083,448
Monster Beverage Corp. *	148,900	8,397,960
PepsiCo, Inc.	1,573,263	129,747,000
Philip Morris International, Inc.	1,675,746	160,184,560
Reynolds American, Inc.	327,596	15,534,602
The Coca-Cola Co.	3,908,656	165,453,409
The Hershey Co.	155,128	13,831,212
The JM Smucker Co.	106,275	10,970,768
Tyson Foods, Inc., Class A	277,090	6,824,727

		904,284,930

Health Care Equipment & Services 4.0%
Abbott Laboratories	1,591,686	58,765,047
Aetna, Inc.	347,780	19,976,483
AmerisourceBergen Corp.	247,246	13,380,954
Baxter International, Inc.	551,489	38,532,536
Becton, Dickinson & Co.	202,390	19,085,377
Boston Scientific Corp. *	1,434,274	10,742,712
C.R. Bard, Inc.	74,873	7,439,381
Cardinal Health, Inc.	348,833	15,425,395
CareFusion Corp. *	231,766	7,750,255
Cerner Corp. *	147,600	14,283,252
Cigna Corp.	293,308	19,408,190
Coventry Health Care, Inc.	138,985	6,886,707
Covidien plc	474,500	30,292,080
DaVita HealthCare Partners, Inc. *	81,900	9,717,435
DENTSPLY International, Inc.	132,400	5,607,140
Edwards Lifesciences Corp. *	115,800	7,386,882
Express Scripts Holding Co. *	834,695	49,555,842
Humana, Inc.	159,403	11,813,356
Intuitive Surgical, Inc. *	41,131	20,248,380
Laboratory Corp. of America Holdings *	89,691	8,373,552
McKesson Corp.	234,575	24,822,727
Medtronic, Inc.	1,031,339	48,142,905
Patterson Cos., Inc.	83,947	3,185,789
Quest Diagnostics, Inc.	156,880	8,837,050
St. Jude Medical, Inc.	301,387	12,423,172
Stryker Corp.	298,440	19,571,695
Tenet Healthcare Corp. *	112,904	5,121,326
UnitedHealth Group, Inc.	1,042,310	62,465,638
Varian Medical Systems, Inc. *	110,706	7,211,389
WellPoint, Inc.	313,629	22,869,827
Zimmer Holdings, Inc.	177,223	13,548,698

		602,871,172

Household & Personal Products 2.3%
Avon Products, Inc.	423,620	9,811,039
Colgate-Palmolive Co.	450,897	53,841,611
Kimberly-Clark Corp.	391,295	40,377,731
The Clorox Co.	133,057	11,476,166
The Estee Lauder Cos., Inc., Class A	250,252	17,354,976
The Procter & Gamble Co.	2,785,690	213,857,422

		346,718,945

Insurance 4.1%
ACE Ltd.	345,300	30,780,042
Aflac, Inc.	479,473	26,102,510
American International Group, Inc. *	1,505,554	62,360,047
Aon plc	311,450	18,796,007
Assurant, Inc.	89,346	4,247,509
Berkshire Hathaway, Inc., Class B *	1,860,030	197,758,389
Cincinnati Financial Corp.	155,203	7,590,979
Genworth Financial, Inc., Class A *	496,064	4,975,522
Hartford Financial Services Group, Inc.	448,595	12,601,033
Lincoln National Corp.	294,671	10,021,761
Loews Corp.	308,816	13,794,811
Marsh & McLennan Cos., Inc.	564,079	21,440,643
MetLife, Inc.	1,115,277	43,484,650
Principal Financial Group, Inc.	271,367	9,796,349
Prudential Financial, Inc.	474,731	28,683,247
The Allstate Corp.	476,210	23,458,105
The Chubb Corp.	267,893	23,593,336
The Progressive Corp.	541,420	13,692,512
The Travelers Cos., Inc.	387,560	33,101,499
Torchmark Corp.	95,511	5,928,368
Unum Group	276,440	7,709,912
XL Group plc	312,199	9,721,877

		609,639,108

Materials 3.3%
Air Products & Chemicals, Inc.	213,301	18,548,655

See financial notes 3

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Airgas, Inc.	75,000	7,248,750
Alcoa, Inc.	1,054,364	8,962,094
Allegheny Technologies, Inc.	101,170	2,729,567
Ball Corp.	152,738	6,738,801
Bemis Co., Inc.	116,535	4,585,652
CF Industries Holdings, Inc.	66,225	12,351,625
Cliffs Natural Resources, Inc. (b)	136,800	2,919,312
E.I. du Pont de Nemours & Co.	954,804	52,046,366
Eastman Chemical Co.	151,116	10,071,881
Ecolab, Inc.	270,828	22,917,465
FMC Corp.	134,200	8,145,940
Freeport-McMoRan Copper & Gold, Inc.	977,240	29,737,413
International Flavors & Fragrances, Inc.	80,543	6,217,114
International Paper Co.	451,389	21,206,255
LyondellBasell Industries N.V., Class A	388,700	23,594,090
MeadWestvaco Corp.	181,650	6,263,292
Monsanto Co.	546,500	58,377,130
Newmont Mining Corp.	512,646	16,609,730
Nucor Corp.	331,100	14,442,582
Owens-Illinois, Inc. *	157,500	4,139,100
PPG Industries, Inc.	147,048	21,636,643
Praxair, Inc.	302,179	34,539,060
Sealed Air Corp.	183,368	4,056,100
Sigma-Aldrich Corp.	127,254	10,013,617
The Dow Chemical Co.	1,228,235	41,649,449
The Mosaic Co.	283,200	17,442,288
The Sherwin-Williams Co.	88,636	16,230,138
United States Steel Corp. (b)	134,613	2,396,111
Vulcan Materials Co.	123,471	6,158,734

		491,974,954

Media 3.5%
Cablevision Systems Corp., Class A	220,000	3,269,200
CBS Corp., Class B - Non Voting Shares	588,236	26,929,444
Comcast Corp., Class A	2,688,164	111,021,173
DIRECTV *	594,202	33,608,065
Discovery Communications, Inc., Class A *	250,100	19,712,882
Gannett Co., Inc.	207,114	4,175,418
News Corp., Class A	2,039,901	63,175,734
Omnicom Group, Inc.	257,747	15,405,538
Scripps Networks Interactive, Class A	91,193	6,071,630
The Interpublic Group of Cos., Inc.	454,565	6,291,180
The Walt Disney Co.	1,841,183	115,699,940
The Washington Post Co., Class B	5,369	2,380,292
Time Warner Cable, Inc.	300,201	28,185,872
Time Warner, Inc.	948,174	56,681,842
Viacom Inc., Class B	467,853	29,937,914

		522,546,124

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
AbbVie, Inc.	1,613,186	74,287,215
Actavis, Inc. *	125,746	13,295,124
Agilent Technologies, Inc.	341,166	14,137,919
Alexion Pharmaceuticals, Inc. *	195,700	19,178,600
Allergan, Inc.	314,658	35,729,416
Amgen, Inc.	771,159	80,362,479
Biogen Idec, Inc. *	242,491	53,088,555
Bristol-Myers Squibb Co.	1,659,364	65,909,938
Celgene Corp. *	428,713	50,618,144
Eli Lilly & Co.	1,021,623	56,577,482
Forest Laboratories, Inc. *	231,064	8,644,104
Gilead Sciences, Inc. *	1,552,550	78,621,132
Hospira, Inc. *	157,282	5,209,180
Johnson & Johnson	2,850,625	242,958,769
Life Technologies Corp. *	173,435	12,780,426
Merck & Co., Inc.	3,082,214	144,864,058
Mylan, Inc. *	404,751	11,782,302
PerkinElmer, Inc.	105,660	3,238,479
Perrigo Co.	95,800	11,439,478
Pfizer, Inc.	7,357,733	213,889,298
Regeneron Pharmaceuticals, Inc. *	75,000	16,135,500
Thermo Fisher Scientific, Inc.	359,137	28,975,173
Waters Corp. *	92,152	8,514,845

		1,250,237,616

Real Estate 2.2%
American Tower Corp.	402,000	33,763,980
Apartment Investment & Management Co., Class A	149,714	4,657,602
AvalonBay Communities, Inc.	115,999	15,432,507
Boston Properties, Inc.	157,076	17,188,827
CBRE Group, Inc., Class A *	307,440	7,446,197
Equity Residential	318,722	18,504,999
HCP, Inc.	465,300	24,800,490
Health Care REIT, Inc.	264,700	19,844,559
Host Hotels & Resorts, Inc.	763,011	13,940,211
Kimco Realty Corp.	421,159	10,015,161
Plum Creek Timber Co., Inc.	158,777	8,183,367
Prologis, Inc.	501,289	21,029,074
Public Storage	149,078	24,597,870
Simon Property Group, Inc.	319,853	56,956,224
Ventas, Inc.	292,800	23,315,664
Vornado Realty Trust REIT	178,456	15,625,607
Weyerhaeuser Co.	559,340	17,065,463

		332,367,802

Retailing 4.1%
Abercrombie & Fitch Co., Class A	78,745	3,902,602
Amazon.com, Inc. *	370,880	94,133,053
AutoNation, Inc. *	40,833	1,858,310
AutoZone, Inc. *	36,998	15,135,512
Bed Bath & Beyond, Inc. *	226,869	15,608,587
Best Buy Co., Inc.	296,557	7,707,516
CarMax, Inc. *	225,700	10,391,228
Dollar General Corp. *	277,600	14,460,184
Dollar Tree, Inc. *	230,600	10,967,336

4 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Expedia, Inc.	95,113	5,311,110
Family Dollar Stores, Inc.	92,430	5,672,429
GameStop Corp., Class A (b)	146,800	5,123,320
Genuine Parts Co.	158,838	12,124,105
J.C. Penney Co., Inc. (b)*	153,021	2,512,605
Kohl’s Corp.	213,210	10,033,663
L Brands, Inc.	249,635	12,584,100
Lowe’s Cos., Inc.	1,129,788	43,406,455
Macy’s, Inc.	399,926	17,836,700
Netflix, Inc. *	58,300	12,596,881
Nordstrom, Inc.	151,296	8,561,841
O’Reilly Automotive, Inc. *	116,800	12,534,976
PetSmart, Inc.	106,900	7,294,856
Priceline.com, Inc. *	50,858	35,396,659
Ross Stores, Inc.	221,300	14,621,291
Staples, Inc.	715,869	9,478,106
Target Corp.	663,708	46,831,236
The Gap, Inc.	294,662	11,194,209
The Home Depot, Inc.	1,524,750	111,840,412
The TJX Cos., Inc.	735,406	35,865,751
Tiffany & Co.	116,328	8,571,047
TripAdvisor, Inc. *	114,313	6,010,578
Urban Outfitters, Inc. *	111,100	4,603,984

		614,170,642

Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc. (b)*	559,039	1,576,490
Altera Corp.	329,046	10,532,762
Analog Devices, Inc.	314,454	13,832,831
Applied Materials, Inc.	1,262,472	18,318,469
Broadcom Corp., Class A	532,418	19,167,048
First Solar, Inc. *	47,800	2,225,568
Intel Corp.	5,043,905	120,801,525
KLA-Tencor Corp.	160,681	8,716,944
Lam Research Corp. *	181,374	8,383,106
Linear Technology Corp.	230,968	8,430,332
LSI Corp. *	573,376	3,749,879
Microchip Technology, Inc.	208,823	7,605,334
Micron Technology, Inc. *	1,044,275	9,837,071
NVIDIA Corp.	601,582	8,283,784
Teradyne, Inc. *	168,449	2,769,302
Texas Instruments, Inc.	1,133,254	41,035,127
Xilinx, Inc.	269,163	10,203,969

		295,469,541

Software & Services 9.2%
Accenture plc, Class A	657,100	53,514,224
Adobe Systems, Inc. *	495,676	22,345,074
Akamai Technologies, Inc. *	169,341	7,435,763
Autodesk, Inc. *	214,381	8,442,324
Automatic Data Processing, Inc.	498,373	33,560,438
BMC Software, Inc. *	162,339	7,383,178
CA, Inc.	370,925	10,003,847
Citrix Systems, Inc. *	184,808	11,489,513
Cognizant Technology Solutions Corp., Class A *	300,248	19,456,070
Computer Sciences Corp.	162,140	7,596,259
eBay, Inc. *	1,189,969	62,342,476
Electronic Arts, Inc. *	305,892	5,386,758
Fidelity National Information Services, Inc.	299,034	12,574,380
Fiserv, Inc. *	132,652	12,085,924
Google, Inc., Class A *	272,310	224,538,657
International Business Machines Corp.	1,069,390	216,594,250
Intuit, Inc.	284,809	16,986,009
MasterCard, Inc., Class A	107,676	59,537,291
Microsoft Corp.	7,687,731	254,463,896
Oracle Corp.	3,752,586	123,009,769
Paychex, Inc.	331,565	12,072,282
Red Hat, Inc. *	194,100	9,303,213
SAIC, Inc.	252,000	3,764,880
Salesforce.com, Inc. *	549,588	22,593,563
Symantec Corp. *	692,550	16,828,965
Teradata Corp. *	161,371	8,241,217
The Western Union Co.	630,625	9,339,556
Total System Services, Inc.	177,100	4,183,102
VeriSign, Inc. *	149,825	6,902,438
Visa, Inc., Class A	525,900	88,593,114
Yahoo! Inc. *	1,030,255	25,478,206

		1,376,046,636

Technology Hardware & Equipment 6.1%
Amphenol Corp., Class A	161,800	12,219,136
Apple, Inc.	957,638	423,994,224
Cisco Systems, Inc.	5,437,428	113,750,994
Corning, Inc.	1,500,787	21,761,411
Dell, Inc.	1,453,085	19,471,339
EMC Corp. *	2,144,245	48,095,415
F5 Networks, Inc. *	74,000	5,655,820
FLIR Systems, Inc.	149,700	3,639,207
Harris Corp.	129,300	5,973,660
Hewlett-Packard Co.	1,991,408	41,023,005
Jabil Circuit, Inc.	170,686	3,038,211
JDS Uniphase Corp. *	201,881	2,725,394
Juniper Networks, Inc. *	520,465	8,613,696
Molex, Inc.	126,666	3,492,182
Motorola Solutions, Inc.	282,922	16,183,138
NetApp, Inc. *	369,974	12,908,393
QUALCOMM, Inc.	1,752,165	107,968,407
SanDisk Corp. *	247,324	12,969,671
Seagate Technology plc	367,000	13,468,900
TE Connectivity Ltd.	416,600	18,142,930
Western Digital Corp.	223,300	12,344,024
Xerox Corp.	1,284,866	11,024,150

		918,463,307

Telecommunication Services 3.0%
AT&T, Inc.	5,600,236	209,784,841
CenturyLink, Inc.	645,643	24,256,807
Crown Castle International Corp. *	301,500	23,215,500
Frontier Communications Corp. (b)	937,945	3,901,851
Sprint Nextel Corp. *	3,071,908	21,656,951
Verizon Communications, Inc.	2,914,878	157,141,073
Windstream Corp.	565,074	4,814,431

		444,771,454

See financial notes 5

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 1.6%
C.H. Robinson Worldwide, Inc.	155,995	9,264,543
CSX Corp.	1,049,191	25,799,607
Expeditors International of Washington, Inc.	199,300	7,160,849
FedEx Corp.	298,268	28,040,175
Norfolk Southern Corp.	325,292	25,184,107
Ryder System, Inc.	60,702	3,524,965
Southwest Airlines Co.	753,336	10,320,703
Union Pacific Corp.	478,075	70,735,977
United Parcel Service, Inc., Class B	730,118	62,673,329

		242,704,255

Utilities 3.5%
AGL Resources, Inc.	129,640	5,684,714
Ameren Corp.	257,420	9,331,475
American Electric Power Co., Inc.	488,802	25,139,087
CenterPoint Energy, Inc.	448,566	11,070,609
CMS Energy Corp.	261,884	7,840,807
Consolidated Edison, Inc.	295,865	18,831,807
Dominion Resources, Inc.	582,964	35,957,219
DTE Energy Co.	178,612	13,017,243
Duke Energy Corp.	720,899	54,211,605
Edison International	338,593	18,216,303
Entergy Corp.	186,753	13,302,416
Exelon Corp.	869,893	32,629,686
FirstEnergy Corp.	433,794	20,214,800
Integrys Energy Group, Inc.	86,594	5,330,727
NextEra Energy, Inc.	428,638	35,161,175
NiSource, Inc.	302,662	9,300,803
Northeast Utilities	320,500	14,528,265
NRG Energy, Inc.	320,000	8,918,400
ONEOK, Inc.	200,400	10,292,544
Pepco Holdings, Inc.	250,100	5,652,260
PG&E Corp.	454,006	21,992,051
Pinnacle West Capital Corp.	104,861	6,386,035
PPL Corp.	601,770	20,087,083
Public Service Enterprise Group, Inc.	513,470	18,798,137
SCANA Corp.	129,800	7,035,160
Sempra Energy	232,869	19,293,197
TECO Energy, Inc.	194,819	3,726,887
The AES Corp.	623,349	8,639,617
The Southern Co.	893,525	43,094,711
Wisconsin Energy Corp.	224,900	10,107,006
Xcel Energy, Inc.	497,586	15,818,259

		529,610,088

Total Common Stock
(Cost $9,633,343,832)		14,527,448,671

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.8% of net assets

Time Deposits 2.6%
ANZ
0.03%, 05/01/13	73,313,151	73,313,151
Bank of Tokyo-Mitsubishi UFJ
0.03%, 05/01/13	33,039,694	33,039,694
CIBC
0.03%, 05/01/13	50,000,000	50,000,000
Skandinaviska Enskilda Banken
0.03%, 05/01/13	69,730,862	69,730,862
Societe Generale
0.03%, 05/01/13	164,340,451	164,340,451

		390,424,158

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.06%, 06/20/13 (c)(d)	200,000	199,983
0.09%, 06/20/13 (c)(d)	23,100,000	23,097,273

		23,297,256

Total Short-Term Investments
(Cost $413,721,414)		413,721,414

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Wells Fargo Advantage Government Money Market Fund	22,835,155	22,835,155

Total Collateral Invested for Securities on Loan
(Cost $22,835,155)		22,835,155

End of Collateral Invested for Securities on Loan.

At 04/30/13, tax basis cost of the fund’s investments was $10,091,186,702 and the unrealized appreciation and depreciation were $5,734,490,807 and ($884,507,424), respectively, with a net unrealized appreciation of $4,849,983,383.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

6 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/21/13	5,100	406,011,000	12,275,825

See financial notes 7

 Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

97.7%		Common Stock	1,425,295,460	1,923,145,535
0.0%		Rights	—	—
0.0%		Warrants	—	2,758
2.5%		Short-Term Investments	48,008,019	48,008,019

100.2%		Total Investments	1,473,303,479	1,971,156,312
4.5%		Collateral Invested for Securities on Loan	89,167,306	89,167,306
(4	.7)%	Other Assets and Liabilities, Net		(92,666,074)

100.0%		Net Assets		1,967,657,544

	Number	Value
Security	of Shares	($)

Common Stock 97.7% of net assets

Automobiles & Components 0.9%
American Axle & Manufacturing Holdings, Inc. *	93,000	1,243,410
Cooper Tire & Rubber Co.	88,823	2,210,805
Dana Holding Corp.	209,000	3,605,250
Dorman Products, Inc.	36,000	1,358,640
Drew Industries, Inc.	27,500	992,750
Exide Technologies *	103,700	87,844
Federal-Mogul Corp. *	25,400	189,992
Fuel Systems Solutions, Inc. *	22,300	350,333
Gentherm, Inc. *	45,700	696,011
Modine Manufacturing Co. *	73,100	668,134
Shiloh Industries, Inc.	7,200	70,920
Spartan Motors, Inc.	44,700	237,804
Standard Motor Products, Inc.	28,800	882,432
Stoneridge, Inc. *	42,600	322,482
Superior Industries International, Inc.	31,400	576,504
Tenneco, Inc. *	85,900	3,321,753
Tower International, Inc. *	8,800	141,592
Winnebago Industries, Inc. *	44,000	806,080

		17,762,736

Banks 7.9%
1st Source Corp.	20,121	473,447
1st United Bancorp, Inc.	43,000	285,090
Access National Corp.	10,100	126,957
American National Bankshares, Inc.	10,700	232,511
Ameris Bancorp *	31,800	441,066
Ames National Corp. (c)	11,100	218,115
Arrow Financial Corp.	13,871	335,539
Astoria Financial Corp.	130,200	1,248,618
BancFirst Corp.	8,716	364,677
Banco Latinoamericano de Comercio Exterior, S.A., Class E	39,200	889,448
BancorpSouth, Inc.	138,800	2,220,800
Bank Mutual Corp.	61,600	319,088
Bank of Kentucky Financial Corp.	7,700	201,894
Bank of Marin Bancorp	7,100	281,160
Bank of the Ozarks, Inc.	42,600	1,743,618
BankFinancial Corp.	28,200	222,498
Banner Corp.	26,700	872,289
Bar Harbor Bankshares	5,300	190,800
BBCN Bancorp, Inc.	114,400	1,473,472
Beneficial Mutual Bancorp, Inc. *	44,503	380,501
Berkshire Bancorp, Inc.	8,700	75,081
Berkshire Hills Bancorp, Inc.	34,300	886,998
BofI Holding, Inc. *	15,500	632,090
Boston Private Financial Holdings, Inc.	116,000	1,118,240
Bridge Bancorp, Inc.	11,800	238,242
Bridge Capital Holdings *	12,200	177,876
Brookline Bancorp, Inc.	105,522	886,385
Bryn Mawr Bank Corp.	16,400	380,972
BSB Bancorp, Inc. *	11,300	155,375
C&F Financial Corp.	4,400	176,880
Camden National Corp.	10,300	343,917
Cape Bancorp, Inc.	15,400	138,754
Capital Bank Financial Corp., Class A *	13,400	239,458
Capital City Bank Group, Inc. *	15,300	191,250
Cardinal Financial Corp.	42,500	648,125
Cascade Bancorp (c)*	17,770	106,087
Cathay General Bancorp	112,422	2,215,838
Center Bancorp, Inc.	16,200	188,730
Centerstate Banks, Inc.	40,200	334,464
Central Pacific Financial Corp. *	29,700	500,148
Century Bancorp, Inc., Class A	4,700	159,706
Charter Financial Corp.	11,259	114,504
Chemical Financial Corp.	38,603	957,354
Citizens & Northern Corp.	16,300	315,568
City Holding Co.	22,100	843,778
Clifton Savings Bancorp, Inc.	11,400	136,914
CNB Financial Corp.	16,500	267,135
CoBiz Financial, Inc.	49,300	422,008
Columbia Banking System, Inc.	73,000	1,567,310
Community Bank System, Inc.	55,800	1,598,112
Community Trust Bancorp, Inc.	19,800	685,476
ConnectOne Bancorp, Inc. *	2,500	72,500
Crescent Financial Bancshares, Inc. *	13,000	53,690
CVB Financial Corp.	127,719	1,388,306
Dime Community Bancshares, Inc.	44,600	636,442
Doral Financial Corp. *	171,000	128,797
Eagle Bancorp, Inc. *	27,800	643,014
Enterprise Bancorp, Inc.	8,190	132,023
Enterprise Financial Services Corp.	24,300	349,434
ESB Financial Corp.	16,700	233,800

See financial notes 19

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ESSA Bancorp, Inc.	15,200	163,704
EverBank Financial Corp.	30,700	491,200
F.N.B. Corp.	203,937	2,322,842
Farmers National Banc Corp.	25,800	170,280
Federal Agricultural Mortgage Corp., Class C	15,800	502,124
Fidelity Southern Corp. *	13,488	160,378
Financial Institutions, Inc.	18,500	353,905
First BanCorp *	96,500	570,315
First Bancorp	25,200	327,852
First Bancorp, Inc.	12,096	206,721
First Busey Corp.	103,200	443,760
First California Financial Group, Inc. *	30,800	248,556
First Commonwealth Financial Corp.	146,256	1,045,730
First Community Bancshares, Inc.	24,600	381,546
First Connecticut Bancorp, Inc.	23,900	354,676
First Defiance Financial Corp.	13,000	294,320
First Federal Bancshares of Arkansas, Inc. *	14,100	136,629
First Financial Bancorp	82,689	1,270,930
First Financial Bankshares, Inc. (c)	46,231	2,284,274
First Financial Corp.	17,700	546,753
First Financial Holdings, Inc.	22,100	442,884
First Financial Northwest, Inc. *	22,000	178,200
First Interstate BancSystem, Inc.	24,600	499,872
First Merchants Corp.	39,300	637,839
First Midwest Bancorp, Inc.	106,163	1,332,346
First PacTrust Bancorp, Inc.	13,600	154,496
Firstmerit Corp.	240,515	4,120,022
Flushing Financial Corp.	47,500	721,050
FNB United Corp. *	13,700	102,750
Fox Chase Bancorp, Inc.	19,500	329,745
Franklin Financial Corp.	21,500	390,870
German American Bancorp, Inc.	16,900	360,308
Glacier Bancorp, Inc.	106,011	1,955,903
Great Southern Bancorp, Inc.	13,600	358,632
Guaranty Bancorp *	104,600	221,752
Hancock Holding Co.	110,949	3,025,579
Hanmi Financial Corp. *	45,900	708,237
Heartland Financial USA, Inc.	19,900	505,659
Heritage Commerce Corp. *	27,900	183,303
Heritage Financial Corp.	21,000	292,950
Heritage Financial Group, Inc.	11,900	176,001
Heritage Oaks Bancorp *	27,600	152,352
Hingham Institution for Savings	1,800	122,418
Home Bancorp, Inc. *	9,400	170,140
Home Bancshares, Inc.	32,590	1,294,475
Home Federal Bancorp, Inc.	22,200	270,396
Home Loan Servicing Solutions Ltd.	75,000	1,698,750
HomeStreet, Inc.	12,000	258,000
HomeTrust Bancshares, Inc. *	29,400	468,930
Horizon Bancorp	9,900	191,070
Hudson Valley Holding Corp.	20,900	321,442
IBERIABANK Corp.	43,300	1,975,346
Independent Bank Corp.	33,000	1,024,320
International Bancshares Corp.	77,800	1,509,320
Investors Bancorp, Inc.	62,000	1,227,600
Kearny Financial Corp. *	22,000	216,700
Lakeland Bancorp, Inc.	41,250	394,350
Lakeland Financial Corp.	23,200	621,760
MainSource Financial Group, Inc.	27,000	342,090
MB Financial, Inc.	77,324	1,914,542
Mercantile Bank Corp.	11,800	197,178
Merchants Bancshares, Inc.	6,446	195,572
Meridian Interstate Bancorp, Inc. *	11,800	215,822
Metro Bancorp, Inc. *	18,600	330,150
MetroCorp Bancshares, Inc. *	21,700	218,085
MGIC Investment Corp. *	450,600	2,433,240
Middleburg Financial Corp.	7,400	133,866
MidSouth Bancorp, Inc.	10,200	160,242
MidWestOne Financial Group, Inc.	9,300	222,270
NASB Financial, Inc. (c)*	5,800	132,240
National Bank Holdings Corp., Class A	10,100	182,406
National Bankshares, Inc.	9,300	304,575
National Penn Bancshares, Inc.	182,178	1,783,523
Nationstar Mortgage Holdings, Inc. (c)*	28,700	1,055,299
NBT Bancorp, Inc.	62,523	1,266,091
Northfield Bancorp, Inc.	31,986	376,155
Northrim BanCorp, Inc.	8,900	193,842
Northwest Bancshares, Inc.	140,909	1,726,135
OceanFirst Financial Corp.	19,600	278,516
Ocwen Financial Corp. *	153,800	5,626,004
OFG Bancorp	63,500	1,020,445
Old National Bancorp	147,983	1,802,433
OmniAmerican Bancorp, Inc. *	15,900	395,910
Oritani Financial Corp.	67,950	1,051,186
Pacific Continental Corp.	24,700	276,146
Pacific Mercantile Bancorp *	14,600	87,600
PacWest Bancorp	42,216	1,170,650
Park National Corp. (c)	16,853	1,152,408
Park Sterling Corp. *	62,100	355,833
Peapack-Gladstone Financial Corp.	12,200	177,876
Penns Woods Bancorp, Inc.	5,100	208,692
Peoples Bancorp, Inc.	14,100	287,358
Peoples Federal Bancshares, Inc.	8,400	156,744
Pinnacle Financial Partners, Inc. *	51,932	1,260,390
Preferred Bank *	16,100	265,650
PrivateBancorp, Inc.	91,076	1,746,838
Prosperity Bancshares, Inc.	69,100	3,174,454
Provident Financial Holdings, Inc.	13,400	217,080
Provident Financial Services, Inc.	89,751	1,375,883
Provident New York Bancorp	60,100	543,304
Radian Group, Inc.	247,200	2,954,040
Renasant Corp.	36,300	828,366
Republic Bancorp, Inc., Class A	13,300	295,260
Rockville Financial, Inc.	39,500	513,500
Roma Financial Corp.	10,100	171,902
S&T Bancorp, Inc.	41,981	792,181
S.Y. Bancorp, Inc.	16,100	369,656
Sandy Spring Bancorp, Inc.	34,900	714,752
SCBT Financial Corp.	23,100	1,103,487
Seacoast Banking Corp. of Florida *	97,100	207,794
SI Financial Group, Inc.	14,500	168,200
Sierra Bancorp	15,900	205,428
Simmons First National Corp., Class A	23,200	568,864
Simplicity Bancorp, Inc.	12,400	186,000

20 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Southside Bancshares, Inc.	26,565	567,960
Southwest Bancorp, Inc. *	26,000	343,720
State Bank Financial Corp.	44,800	659,008
StellarOne Corp.	30,800	461,692
Sterling Bancorp	41,400	466,992
Sterling Financial Corp.	37,900	826,220
Suffolk Bancorp *	13,000	203,320
Sun Bancorp, Inc. *	50,400	162,288
Susquehanna Bancshares, Inc.	273,708	3,194,172
Taylor Capital Group, Inc. *	22,200	325,230
Territorial Bancorp, Inc.	16,000	374,080
Texas Capital Bancshares, Inc. *	56,800	2,366,288
The Bancorp, Inc. *	45,800	595,400
The First of Long Island Corp.	10,200	308,142
Tompkins Financial Corp.	15,400	643,720
TowneBank	35,879	513,428
Tree.com, Inc.	8,300	169,901
TriCo Bancshares	21,900	382,593
TrustCo Bank Corp.	131,702	705,923
Trustmark Corp.	95,877	2,353,780
UMB Financial Corp.	47,300	2,381,082
Umpqua Holdings Corp.	157,495	1,889,940
Union First Market Bankshares Corp.	27,100	512,461
United Bankshares, Inc. (c)	72,322	1,830,470
United Community Banks, Inc. *	64,700	708,465
United Financial Bancorp, Inc.	29,400	435,414
Univest Corp. of Pennsylvania	22,500	394,425
ViewPoint Financial Group, Inc.	46,700	869,554
Virginia Commerce Bancorp, Inc. *	36,800	494,592
Walker & Dunlop, Inc. *	19,500	347,295
Washington Banking Co.	20,500	282,900
Washington Trust Bancorp, Inc.	21,000	561,750
Waterstone Financial, Inc. *	20,600	164,594
Webster Financial Corp.	105,300	2,460,861
WesBanco, Inc.	35,498	888,515
West Bancorp, Inc.	20,800	224,224
Westamerica Bancorp	40,700	1,765,973
Western Alliance Bancorp *	108,500	1,596,035
Westfield Financial, Inc.	37,600	283,128
Wilshire Bancorp, Inc. *	90,100	575,739
Wintrust Financial Corp.	52,055	1,866,692
WSFS Financial Corp.	10,500	513,870

		155,520,620

Capital Goods 8.6%
A.O. Smith Corp.	56,395	4,253,875
AAON, Inc.	25,150	714,512
AAR Corp.	56,097	1,001,892
Accuride Corp. *	65,000	334,100
Aceto Corp.	35,700	371,280
Actuant Corp., Class A	106,148	3,322,432
Acuity Brands, Inc.	60,900	4,443,264
Aegion Corp. *	55,000	1,158,300
Aerovironment, Inc. *	24,300	470,448
Aircastle Ltd.	87,400	1,220,104
Alamo Group, Inc.	10,500	420,735
Albany International Corp., Class A	39,000	1,132,950
Altra Holdings, Inc.	38,200	1,018,030
Ameresco, Inc., Class A *	27,700	204,149
American Railcar Industries, Inc.	13,000	464,230
American Science & Engineering, Inc.	12,200	786,656
American Superconductor Corp. (c)*	59,800	150,098
American Woodmark Corp. *	15,700	528,305
Ampco-Pittsburgh Corp.	11,400	213,636
API Technologies Corp. *	44,400	122,544
Apogee Enterprises, Inc.	40,100	1,021,748
Applied Industrial Technologies, Inc.	60,366	2,550,464
Argan, Inc.	13,500	238,950
Astec Industries, Inc.	28,095	922,359
Astronics Corp. *	19,300	536,540
AZZ, Inc.	36,100	1,526,669
Barnes Group, Inc.	77,640	2,156,063
Beacon Roofing Supply, Inc. *	66,882	2,550,211
Belden, Inc.	65,400	3,232,068
Blount International, Inc. *	68,262	948,159
BlueLinx Holdings, Inc. *	44,964	130,845
Brady Corp., Class A	69,829	2,365,807
Briggs & Stratton Corp.	69,593	1,565,147
Builders FirstSource, Inc. *	60,900	376,971
CAI International, Inc. *	20,200	514,898
Capstone Turbine Corp. *	409,800	360,665
Chart Industries, Inc. *	43,000	3,646,830
CIRCOR International, Inc.	24,300	1,150,119
CLARCOR, Inc.	72,900	3,768,930
Coleman Cable, Inc.	11,200	168,000
Columbus McKinnon Corp. *	30,600	574,668
Comfort Systems USA, Inc.	50,800	651,764
Commercial Vehicle Group, Inc. *	33,500	234,835
CPI Aerostructures, Inc. *	7,700	70,917
Cubic Corp.	22,615	971,767
Curtiss-Wright Corp.	68,600	2,252,824
DigitalGlobe, Inc. *	78,135	2,280,761
Douglas Dynamics, Inc.	30,400	425,296
DXP Enterprises, Inc. *	12,500	836,000
Dycom Industries, Inc. *	47,200	911,904
Dynamic Materials Corp.	17,900	284,252
Edgen Group, Inc. *	20,600	141,110
EMCOR Group, Inc.	96,800	3,620,320
Encore Wire Corp.	23,041	754,593
Energy Recovery, Inc. *	61,300	224,358
EnerSys, Inc. *	69,178	3,171,120
Enphase Energy, Inc. (c)*	37,800	266,112
EnPro Industries, Inc. *	28,800	1,419,264
ESCO Technologies, Inc.	37,769	1,358,551
Esterline Technologies Corp. *	44,000	3,301,760
Federal Signal Corp. *	94,400	732,544
Flow International Corp. *	63,400	232,044
Franklin Electric Co., Inc.	66,236	2,144,059
FreightCar America, Inc.	16,000	334,080
FuelCell Energy, Inc. *	215,500	226,275
Furmanite Corp. *	49,500	314,325
GenCorp, Inc. *	83,200	1,087,424
Generac Holdings, Inc.	35,300	1,268,329
Gibraltar Industries, Inc. *	46,000	860,200
Global Power Equipment Group, Inc.	23,600	389,400
Graham Corp.	13,200	320,760
Granite Construction, Inc.	54,500	1,508,015
Great Lakes Dredge & Dock Corp.	85,200	589,584

See financial notes 21

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Griffon Corp.	63,821	657,356
H&E Equipment Services, Inc.	40,500	824,580
Hardinge, Inc.	16,000	216,000
HEICO Corp.	76,645	3,373,146
Hexcel Corp. *	144,183	4,397,581
Houston Wire & Cable Co.	23,800	324,156
Hurco Cos., Inc. *	8,600	230,738
Hyster-Yale Materials Handling, Inc.	15,554	811,763
II-VI, Inc. *	76,900	1,189,643
Insteel Industries, Inc.	23,600	391,288
John Bean Technologies Corp.	40,900	848,266
Kadant, Inc.	16,500	456,555
Kaman Corp.	37,349	1,262,023
Kaydon Corp.	47,235	1,126,082
Kratos Defense & Security Solutions, Inc. *	54,700	278,423
L.B. Foster Co., Class A	12,700	560,705
Layne Christensen Co. *	28,311	578,394
Lindsay Corp.	18,000	1,382,760
LMI Aerospace, Inc. *	12,300	263,097
LSI Industries, Inc.	26,100	183,744
Lydall, Inc. *	23,000	329,820
MasTec, Inc. *	78,373	2,178,769
Meritor, Inc. *	131,700	763,860
Met-Pro Corp. (c)	19,600	262,640
Michael Baker Corp.	11,200	272,720
Middleby Corp. *	26,752	4,001,564
Miller Industries, Inc.	15,800	238,738
Moog, Inc., Class A *	65,300	3,017,513
Mueller Industries, Inc.	29,224	1,513,219
Mueller Water Products, Inc., Class A	218,000	1,290,560
MYR Group, Inc. *	29,000	661,200
National Presto Industries, Inc. (c)	7,100	532,500
NCI Building Systems, Inc. *	26,400	451,968
NN, Inc. *	22,500	202,725
Nortek, Inc. *	10,600	761,716
Northwest Pipe Co. *	12,500	341,125
Omega Flex, Inc.	10,802	145,503
Orbital Sciences Corp. *	86,636	1,561,181
Orion Marine Group, Inc. *	36,200	331,592
Patrick Industries, Inc. *	5,800	117,508
PGT, Inc. *	26,800	206,360
Pike Electric Corp.	28,400	443,892
PMFG, Inc. *	27,700	159,552
Powell Industries, Inc. *	13,000	640,120
Preformed Line Products Co.	3,300	265,650
Primoris Services Corp.	41,100	905,844
Proto Labs, Inc. *	6,600	337,128
Quanex Building Products Corp.	55,404	901,423
Raven Industries, Inc.	53,000	1,778,150
RBC Bearings, Inc. *	31,400	1,510,340
Rexnord Corp. *	39,500	719,690
Rush Enterprises, Inc., Class A *	48,087	1,100,711
SIFCO Industries, Inc.	5,931	101,301
Simpson Manufacturing Co., Inc.	57,194	1,643,756
Solarcity Corp. (c)*	18,900	510,678
Standex International Corp.	17,600	931,040
Sterling Construction Co., Inc. *	22,000	222,640
Sun Hydraulics Corp.	30,150	987,413
Sypris Solutions, Inc.	14,500	46,400
TAL International Group, Inc.	41,300	1,709,820
Taser International, Inc. *	76,200	671,322
Teledyne Technologies, Inc. *	53,300	4,000,698
Tennant Co.	26,700	1,276,794
Textainer Group Holdings Ltd.	19,200	742,464
The Eastern Co.	8,500	142,205
The ExOne Co. (c)*	8,200	314,880
The Gorman-Rupp Co.	23,225	656,106
The Greenbrier Cos., Inc. *	31,400	708,384
The KEYW Holding Corp. *	34,500	468,855
Thermon Group Holdings, Inc. *	20,200	395,920
Titan International, Inc.	76,500	1,706,715
Titan Machinery, Inc. *	23,200	523,392
Trex Co., Inc. *	20,800	1,012,544
TriMas Corp. *	47,200	1,439,600
Tutor Perini Corp. *	49,030	806,053
Twin Disc, Inc.	11,300	240,916
Universal Forest Products, Inc.	28,162	1,087,053
USG Corp. *	104,800	2,723,752
Vicor Corp. *	26,200	140,694
Wabash National Corp. *	98,800	931,684
Watsco, Inc.	42,800	3,611,464
Watts Water Technologies, Inc., Class A	41,207	1,939,201
Willis Lease Finance Corp. *	7,500	106,425
Woodward, Inc.	100,200	3,606,198

		168,530,146

Commercial & Professional Supplies 3.2%
A.T. Cross Co., Class A *	12,800	161,536
ABM Industries, Inc.	76,009	1,714,003
Acacia Research Corp. *	72,500	1,726,950
Acco Brands Corp. *	161,700	1,091,475
Acorn Energy, Inc. (c)	24,600	184,500
ARC Document Solutions, Inc. *	49,600	159,216
Barrett Business Services, Inc.	10,200	539,988
Casella Waste Systems, Inc., Class A *	52,000	226,720
CBIZ, Inc. *	52,800	342,672
CDI Corp.	19,400	303,998
CECO Environmental Corp.	9,800	113,778
Cenveo, Inc. (c)*	73,800	150,552
Compx International, Inc.	6,699	83,737
Consolidated Graphics, Inc. *	11,400	406,638
Courier Corp.	13,800	198,720
CRA International, Inc. *	14,500	267,380
Deluxe Corp.	72,146	2,751,648
EnergySolutions, Inc. *	106,900	441,497
EnerNOC, Inc. *	35,000	613,200
Ennis, Inc.	38,200	587,134
Exponent, Inc.	18,700	985,490
Franklin Covey Co. *	17,900	252,032
FTI Consulting, Inc. *	61,600	2,040,192
G&K Services, Inc., Class A	26,330	1,237,247
GP Strategies Corp. *	19,900	438,795
Healthcare Services Group, Inc.	96,025	2,140,397
Heidrick & Struggles International, Inc.	24,100	318,602
Heritage-Crystal Clean, Inc. *	10,600	164,830
Herman Miller, Inc.	82,500	2,069,925
Hill International, Inc. *	33,600	92,400

22 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
HNI Corp.	65,300	2,248,279
Hudson Global, Inc. *	43,900	144,870
Huron Consulting Group, Inc. *	32,800	1,370,384
ICF International, Inc. *	28,200	764,502
InnerWorkings, Inc. *	43,600	439,052
Insperity, Inc.	33,210	917,592
Interface, Inc.	85,700	1,434,618
Intersections, Inc.	12,300	117,588
Kelly Services, Inc., Class A	38,323	652,257
Kforce, Inc.	45,200	683,424
Kimball International, Inc., Class B	45,500	418,145
Knoll, Inc.	66,903	1,041,011
Korn/Ferry International *	70,661	1,169,440
McGrath RentCorp	36,698	1,139,840
Metalico, Inc. *	53,700	80,013
Mine Safety Appliances Co.	39,089	1,876,272
Mistras Group, Inc. *	21,400	405,530
Mobile Mini, Inc. *	54,668	1,537,811
Multi-Color Corp.	18,500	478,410
Navigant Consulting, Inc. *	72,548	894,517
NL Industries, Inc.	8,900	100,303
Odyssey Marine Exploration, Inc. (c)*	114,000	336,300
On Assignment, Inc. *	63,200	1,533,864
Pendrell Corp. *	202,500	342,225
Performant Financial Corp. *	12,500	121,625
Quad Graphics, Inc. (c)	37,000	773,300
Resources Connection, Inc.	65,350	742,376
RPX Corp. *	29,000	388,890
Schawk, Inc.	17,700	180,186
Standard Parking Corp. *	21,200	455,588
Steelcase, Inc., Class A	106,542	1,353,083
Swisher Hygiene, Inc. (c)*	154,600	225,716
Team, Inc. *	29,300	1,135,668
Tetra Tech, Inc. *	90,800	2,387,132
The Advisory Board Co. *	48,952	2,405,991
The Brink’s Co.	66,900	1,773,519
The Corporate Executive Board Co.	47,400	2,671,464
The Dolan Co. *	40,700	70,411
TMS International Corp., Class A *	17,200	248,368
TRC Cos., Inc. *	23,700	143,148
TrueBlue, Inc. *	57,576	1,192,975
UniFirst Corp.	21,135	1,924,342
United Stationers, Inc.	58,234	1,890,858
US Ecology, Inc.	28,200	767,040
Viad Corp.	30,396	791,816
VSE Corp.	5,500	167,695
WageWorks, Inc. *	12,500	320,125

		64,062,815

Consumer Durables & Apparel 3.0%
American Greetings Corp., Class A	48,211	889,011
Arctic Cat, Inc. *	17,200	773,828
Bassett Furniture Industries, Inc.	15,500	217,465
Beazer Homes USA, Inc. (c)*	34,140	551,702
Black Diamond, Inc. *	28,600	280,280
Blyth, Inc. (c)	14,000	230,720
Brunswick Corp.	127,800	4,046,148
Callaway Golf Co.	94,069	630,262
Cavco Industries, Inc. *	10,200	465,324
Cherokee, Inc.	11,400	148,542
Columbia Sportswear Co. (c)	18,300	1,072,380
Crocs, Inc. *	127,100	2,036,142
CSS Industries, Inc.	13,400	384,044
Culp, Inc.	12,000	194,880
Delta Apparel, Inc. *	9,500	127,110
Ethan Allen Interiors, Inc.	34,179	1,000,761
Fifth & Pacific Cos., Inc. *	171,400	3,534,268
Flexsteel Industries, Inc.	6,200	127,658
G-III Apparel Group Ltd. *	23,500	955,510
Helen of Troy Ltd. *	44,900	1,566,112
Hooker Furniture Corp.	14,800	255,892
Hovnanian Enterprises, Inc., Class A (c)*	146,800	800,060
Iconix Brand Group, Inc. *	92,700	2,655,855
iRobot Corp. *	42,000	1,221,780
JAKKS Pacific, Inc.	36,400	397,124
Johnson Outdoors, Inc., Class A *	8,500	199,410
K-Swiss, Inc., Class A *	35,100	166,374
KB Home	116,800	2,632,672
La-Z-Boy, Inc.	72,500	1,309,350
LeapFrog Enterprises, Inc. *	69,300	619,542
Libbey, Inc. *	29,300	567,541
Lifetime Brands, Inc.	12,400	167,400
M.D.C. Holdings, Inc.	54,100	2,034,160
M/I Homes, Inc. *	34,500	848,700
Maidenform Brands, Inc. *	33,200	597,600
Marine Products Corp.	13,700	99,051
Meritage Homes Corp. *	44,685	2,180,181
Movado Group, Inc.	24,700	746,928
NACCO Industries, Inc., Class A	7,777	451,222
Oxford Industries, Inc.	21,100	1,247,643
Perry Ellis International, Inc.	16,800	295,176
Quiksilver, Inc. *	189,900	1,278,027
R. G. Barry Corp.	11,500	158,585
Skechers U.S.A., Inc., Class A *	53,778	1,117,507
Skullcandy, Inc. (c)*	22,200	114,108
Smith & Wesson Holding Corp. (c)*	98,900	868,342
Standard Pacific Corp. *	171,600	1,552,980
Steinway Musical Instruments, Inc. *	10,700	266,858
Steven Madden Ltd. *	56,200	2,733,006
Sturm, Ruger & Co., Inc. (c)	27,100	1,389,417
The Jones Group, Inc.	120,300	1,684,200
The Ryland Group, Inc.	63,500	2,861,310
TRI Pointe Homes, Inc. (c)*	22,600	429,400
True Religion Apparel, Inc.	36,300	982,278
Tumi Holdings, Inc. *	29,600	681,688
Unifi, Inc. *	18,700	364,650
Universal Electronics, Inc. *	20,100	461,898
Vera Bradley, Inc. (c)*	30,900	705,138
Wolverine World Wide, Inc.	71,036	3,393,390
Zagg, Inc. (c)*	35,000	236,950

		60,005,540

Consumer Services 4.3%
AFC Enterprises, Inc. *	35,800	1,141,304
American Public Education, Inc. *	25,200	844,956
Ameristar Casinos, Inc.	47,375	1,250,226

See financial notes 23

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ascent Capital Group, Inc., Class A *	20,200	1,343,098
Biglari Holdings, Inc. *	1,800	697,104
BJ’s Restaurants, Inc. *	36,300	1,245,090
Bloomin’ Brands, Inc. *	25,600	556,800
Bob Evans Farms, Inc.	41,646	1,804,938
Boyd Gaming Corp. (c)*	81,300	975,600
Bravo Brio Restaurant Group, Inc. *	28,900	491,300
Bridgepoint Education, Inc. *	23,900	257,642
Bright Horizons Family Solutions, Inc. *	16,900	548,236
Buffalo Wild Wings, Inc. *	26,600	2,394,000
Caesars Entertainment Corp. (c)*	56,900	905,279
Capella Education Co. *	19,400	687,148
Career Education Corp. *	71,100	155,709
Carriage Services, Inc.	21,800	381,282
Carrols Restaurant Group, Inc. *	26,300	124,925
CEC Entertainment, Inc.	24,938	832,181
Churchill Downs, Inc.	19,161	1,465,050
Chuy’s Holdings, Inc. *	9,300	304,110
Coinstar, Inc. (c)*	39,900	2,107,119
Collectors Universe (c)	7,300	86,943
Corinthian Colleges, Inc. *	104,400	208,800
Cracker Barrel Old Country Store, Inc.	27,253	2,254,913
Del Frisco’s Restaurant Group, Inc. *	8,100	136,971
Denny’s Corp. *	132,500	751,275
DineEquity, Inc.	21,500	1,531,660
Domino’s Pizza, Inc.	83,979	4,635,641
Education Management Corp. (c)*	36,600	207,522
Einstein Noah Restaurant Group, Inc.	8,000	115,280
Fiesta Restaurant Group, Inc. *	22,200	605,172
Frisch’s Restaurants, Inc.	4,300	70,176
Grand Canyon Education, Inc. *	58,400	1,493,288
Hillenbrand, Inc.	78,000	1,960,140
Ignite Restaurant Group, Inc. *	9,100	158,704
International Speedway Corp., Class A	39,400	1,295,078
Interval Leisure Group, Inc.	53,900	1,027,334
Isle of Capri Casinos, Inc. *	27,300	209,118
Jack in the Box, Inc. *	62,588	2,243,780
Jamba, Inc. *	107,800	286,748
K12, Inc. (c)*	36,600	932,202
Krispy Kreme Doughnuts, Inc. *	84,200	1,150,172
LIFE TIME FITNESS, Inc. *	60,677	2,802,064
LifeLock, Inc. (c)*	25,200	226,800
Lincoln Educational Services Corp.	30,200	168,214
Luby’s, Inc. *	25,200	171,612
Mac-Gray Corp.	15,900	205,905
Marcus Corp.	27,300	350,532
Marriott Vacations Worldwide Corp. *	37,600	1,710,048
Matthews International Corp., Class A	39,484	1,453,406
Monarch Casino & Resort, Inc. *	11,900	153,153
Morgans Hotel Group Co. *	29,500	180,835
MTR Gaming Group, Inc. *	31,000	106,950
Multimedia Games Holding Co., Inc. *	38,500	949,410
Nathan’s Famous, Inc. *	3,700	165,205
National American University Holdings, Inc.	21,900	73,146
Orient-Express Hotels Ltd., Class A *	137,000	1,383,700
Papa John’s International, Inc. *	26,655	1,679,265
Pinnacle Entertainment, Inc. *	86,685	1,652,216
Premier Exhibitions, Inc. *	35,300	96,369
Red Lion Hotels Corp. *	19,700	128,641
Red Robin Gourmet Burgers, Inc. *	20,200	977,074
Regis Corp.	84,949	1,592,794
Ruby Tuesday, Inc. *	87,200	840,608
Ruth’s Hospitality Group, Inc. *	47,100	466,761
Scientific Games Corp., Class A *	77,900	691,752
SHFL Entertainment, Inc. *	81,300	1,284,540
Six Flags Entertainment Corp.	52,100	3,796,527
Sonic Corp. *	82,829	1,037,847
Sotheby’s	98,300	3,487,684
Speedway Motorsports, Inc.	15,784	284,586
Steiner Leisure Ltd. *	23,009	1,114,326
Stewart Enterprises, Inc., Class A	105,500	940,005
Strayer Education, Inc. (c)	16,400	776,704
Texas Roadhouse, Inc.	89,296	2,098,456
The Cheesecake Factory, Inc.	77,900	3,101,978
Town Sports International Holdings, Inc.	31,800	320,226
Universal Technical Institute, Inc.	28,600	339,482
Vail Resorts, Inc.	51,571	3,109,731
WMS Industries, Inc. *	80,500	2,043,090

		83,835,656

Diversified Financials 3.5%
Apollo Investment Corp.	290,300	2,557,543
Arlington Asset Investment Corp., Class A	20,500	555,345
Artio Global Investors, Inc.	41,900	114,806
Asset Acceptance Capital Corp. *	21,800	141,046
ASTA Funding, Inc.	15,200	142,728
BGC Partners, Inc., Class A	135,100	772,772
BlackRock Kelso Capital Corp.	108,800	1,082,560
Calamos Asset Management, Inc., Class A	25,400	288,290
California First National Bancorp	5,400	85,968
Capital Southwest Corp.	4,400	517,836
Cash America International, Inc.	41,570	1,813,699
CIFC Corp. *	8,700	68,121
Cohen & Steers, Inc. (c)	28,128	1,111,337
Cowen Group, Inc., Class A *	120,100	307,456
Credit Acceptance Corp. *	10,800	1,083,564
DFC Global Corp. *	64,600	872,100
Diamond Hill Investment Group	4,100	309,488
Encore Capital Group, Inc. *	30,100	857,549
Evercore Partners, Inc., Class A	41,600	1,570,400
Ezcorp, Inc., Class A *	70,100	1,184,690
FBR & Co. *	14,036	292,370
Fidus Investment Corp. (c)	19,600	368,480
Fifth Street Finance Corp.	171,600	1,894,464
Financial Engines, Inc.	69,800	2,538,626
First Cash Financial Services, Inc. *	40,500	2,084,535

24 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Firsthand Technology Value Fund, Inc. (c)*	11,700	217,620
FXCM, Inc., Class A	33,700	456,635
Gain Capital Holdings, Inc.	20,400	100,572
GAMCO Investors, Inc., Class A	9,700	509,250
GFI Group, Inc.	92,868	372,401
Gladstone Capital Corp.	28,200	261,414
Gladstone Investment Corp.	36,400	270,816
Golub Capital BDC, Inc. (c)	24,900	438,987
Green Dot Corp., Class A *	32,900	516,859
Greenhill & Co., Inc.	41,100	1,898,409
GSV Capital Corp. (c)*	26,500	203,785
Harris & Harris Group, Inc. *	41,500	136,950
Hercules Technology Growth Capital, Inc.	87,200	1,159,760
HFF, Inc., Class A	49,800	1,043,310
Horizon Technology Finance Corp.	11,100	163,059
ICG Group, Inc. *	54,400	645,728
INTL FCStone, Inc. *	20,400	349,248
Investment Technology Group, Inc. *	55,265	601,836
JMP Group, Inc.	20,300	131,138
KCAP Financial, Inc. (c)	36,300	392,766
Knight Capital Group, Inc., Class A *	252,500	893,850
Ladenburg Thalmann Financial Services, Inc. *	142,600	209,622
Main Street Capital Corp. (c)	45,500	1,367,730
Manning & Napier, Inc.	20,900	365,959
MarketAxess Holdings, Inc.	51,660	2,186,251
Marlin Business Services Corp.	11,600	281,068
MCG Capital Corp.	103,200	530,448
Medallion Financial Corp.	24,600	367,524
Medley Capital Corp.	47,600	741,608
MicroFinancial, Inc.	11,600	93,844
MVC Capital, Inc.	32,100	416,979
Nelnet, Inc., Class A	34,400	1,169,600
Netspend Holdings, Inc. *	42,600	679,896
New Mountain Finance Corp.	35,600	542,544
NewStar Financial, Inc. *	36,500	436,175
NGP Capital Resources Co.	29,000	193,140
Nicholas Financial, Inc.	13,000	190,060
OFS Capital Corp.	9,300	129,735
Oppenheimer Holdings, Inc., Class A	13,800	255,300
PennantPark Investment Corp.	91,000	1,064,700
PHH Corp. *	80,163	1,689,836
PICO Holdings, Inc. *	32,300	700,910
Piper Jaffray Cos., Inc. *	22,239	750,789
Portfolio Recovery Associates, Inc. *	24,443	3,000,378
Prospect Capital Corp.	286,700	3,162,301
Pzena Investment Management, Inc., Class A	13,700	86,858
Regional Management Corp. *	6,600	143,088
Resource America, Inc., Class A	16,500	152,130
Safeguard Scientifics, Inc. *	27,700	447,078
Solar Capital Ltd.	63,300	1,514,769
Solar Senior Capital Ltd.	16,300	312,471
Stellus Capital Investment Corp. (c)	11,200	171,360
Stifel Financial Corp. *	87,522	2,819,959
SWS Group, Inc. *	39,000	221,910
TCP Capital Corp.	7,900	123,793
The First Marblehead Corp. *	198,700	244,401
THL Credit, Inc.	20,900	321,442
TICC Capital Corp.	74,500	757,665
Triangle Capital Corp. (c)	38,000	1,062,860
Virtus Investment Partners, Inc. *	8,600	1,642,600
Walter Investment Management Corp. *	51,600	1,731,696
Westwood Holdings Group, Inc.	9,500	415,150
WhiteHorse Finance, Inc. (c)	9,500	150,575
WisdomTree Investments, Inc. *	86,200	999,920
World Acceptance Corp. *	13,900	1,235,154

		68,461,442

Energy 5.7%
Abraxas Petroleum Corp. (c)*	110,200	246,848
Adams Resources & Energy, Inc.	2,900	144,101
Alon USA Energy, Inc.	15,200	252,320
Amyris, Inc. (c)*	41,500	112,880
Apco Oil & Gas International, Inc. *	12,200	123,342
Approach Resources, Inc. *	46,200	1,095,864
Arch Coal, Inc. (c)	298,100	1,445,785
Basic Energy Services, Inc. *	42,300	580,779
Berry Petroleum Co., Class A	75,500	3,617,205
Bill Barrett Corp. (c)*	70,800	1,406,088
Bolt Technology Corp.	11,800	188,800
Bonanza Creek Energy, Inc. *	13,400	460,290
BPZ Resources, Inc. (c)*	145,300	310,942
Bristow Group, Inc.	50,587	3,197,098
C&J Energy Services, Inc. *	65,200	1,290,308
Cal Dive International, Inc. (c)*	127,800	213,426
Callon Petroleum Co. *	52,400	187,592
Carrizo Oil & Gas, Inc. *	58,400	1,414,448
Ceres, Inc. (c)*	17,700	41,595
Clayton Williams Energy, Inc. *	7,900	304,940
Clean Energy Fuels Corp. (c)*	97,500	1,286,025
Cloud Peak Energy, Inc. *	86,000	1,680,440
Comstock Resources, Inc. *	71,200	1,114,992
Contango Oil & Gas Co.	17,500	658,350
Crimson Exploration, Inc. *	29,200	89,644
Crosstex Energy, Inc.	57,500	1,058,575
CVR Energy, Inc.	24,300	1,197,261
Dawson Geophysical Co. *	10,600	325,844
Delek US Holdings, Inc.	25,800	931,122
Diamondback Energy, Inc. *	20,000	525,200
Dril-Quip, Inc. *	57,900	4,846,809
Emerald Oil, Inc. *	22,385	143,936
Endeavour International Corp. (c)*	64,600	177,004
Energy XXI (Bermuda) Ltd.	111,600	2,537,784
EPL Oil & Gas, Inc. *	38,800	1,267,596
Evolution Petroleum Corp. *	21,500	213,710
Exterran Holdings, Inc. *	92,900	2,454,418
Forbes Energy Services Ltd. *	51,400	193,778
Forest Oil Corp. *	177,000	741,630
Forum Energy Technologies, Inc. *	34,300	953,883
Frontline Ltd. (c)*	69,000	125,580
FX Energy, Inc. *	75,100	288,384
GasLog Ltd.	32,300	413,440
Gastar Exploration Ltd. *	77,800	217,840
Geospace Technologies Corp. *	18,400	1,552,408

See financial notes 25

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Gevo, Inc. (c)*	42,300	78,043
Global Geophysical Services, Inc. *	24,300	88,452
Goodrich Petroleum Corp. *	34,700	452,488
Green Plains Renewable Energy, Inc. *	34,200	427,842
Gulf Island Fabrication, Inc.	21,000	431,760
GulfMark Offshore, Inc., Class A	39,300	1,635,666
Gulfport Energy Corp. *	109,000	5,688,710
Halcon Resources Corp. (c)*	165,821	1,084,469
Hallador Energy Co.	8,900	63,724
Harvest Natural Resources, Inc. *	60,000	196,800
Heckmann Corp. (c)*	196,200	723,978
Helix Energy Solutions Group, Inc. *	153,400	3,534,336
Hercules Offshore, Inc. *	231,200	1,703,944
Hornbeck Offshore Services, Inc. *	51,845	2,328,877
ION Geophysical Corp. *	187,300	1,168,752
Isramco, Inc. *	1,400	127,890
Key Energy Services, Inc. *	213,700	1,269,378
KiOR, Inc., Class A (c)*	36,200	176,294
Knightsbridge Tankers Ltd. (c)	33,300	228,105
Kodiak Oil & Gas Corp. *	372,900	2,919,807
Lufkin Industries, Inc.	48,390	4,272,353
Magnum Hunter Resources Corp. (c)*	207,900	565,488
Matador Resources Co. *	18,500	182,595
Matrix Service Co. *	35,400	532,062
McMoRan Exploration Co. (c)*	143,600	2,376,580
Midstates Petroleum Co, Inc. *	33,000	190,410
Miller Energy Resources, Inc. (c)*	41,600	158,080
Mitcham Industries, Inc. *	18,500	274,725
Natural Gas Services Group, Inc. *	16,400	331,116
Newpark Resources, Inc. *	126,710	1,330,455
Nordic American Tankers Ltd. (c)	89,600	798,336
Northern Oil & Gas, Inc. *	89,900	1,158,811
Oasis Petroleum, Inc. *	114,300	3,912,489
Panhandle Oil & Gas, Inc., Class A	9,400	267,712
Parker Drilling Co. *	165,165	680,480
PDC Energy, Inc. *	42,803	1,853,370
Penn Virginia Corp.	76,778	309,415
PetroQuest Energy, Inc. *	84,900	363,372
PHI, Inc. - Non Voting Shares *	17,500	485,975
Pioneer Energy Services Corp. *	87,600	617,580
Quicksilver Resources, Inc. (c)*	161,200	406,224
Renewable Energy Group, Inc. *	24,000	235,920
Rentech, Inc.	316,700	655,569
Resolute Energy Corp. *	66,300	611,286
REX American Resources Corp. *	8,200	153,258
Rex Energy Corp. *	65,900	1,059,013
RigNet, Inc. *	16,900	408,980
Rosetta Resources, Inc. *	86,000	3,690,260
Sanchez Energy Corp. (c)*	15,900	287,949
Saratoga Resources, Inc. *	24,900	56,274
Scorpio Tankers, Inc. *	156,000	1,349,400
SemGroup Corp., Class A *	59,800	3,100,630
Ship Finance International Ltd.	67,800	1,117,344
Solazyme, Inc. (c)*	44,900	408,590
Stone Energy Corp. *	72,068	1,421,902
Swift Energy Co. *	60,701	785,471
Synergy Resources Corp. *	53,700	362,475
T.G.C. Industries, Inc.	21,000	186,270
Targa Resources Corp.	41,600	2,735,616
Teekay Tankers Ltd., Class A (c)	86,500	218,845
Tesco Corp. *	47,700	581,940
TETRA Technologies, Inc. *	108,974	994,933
Triangle Petroleum Corp. *	63,800	350,262
Uranerz Energy Corp. (c)*	86,500	88,230
Uranium Energy Corp. (c)*	136,000	210,800
VAALCO Energy, Inc. *	79,400	533,568
Vantage Drilling Co. *	262,900	444,301
W&T Offshore, Inc.	49,000	572,320
Warren Resources, Inc. *	95,700	251,691
Western Refining, Inc.	82,022	2,535,300
Westmoreland Coal Co. *	13,300	160,531
Willbros Group, Inc. *	53,400	507,300
ZaZa Energy Corp. (c)*	92,600	117,602

		113,221,077

Food & Staples Retailing 1.1%
Arden Group, Inc., Class A	1,800	178,020
Casey’s General Stores, Inc.	54,700	3,167,677
Harris Teeter Supermarkets, Inc.	62,800	2,624,412
Ingles Markets, Inc., Class A	16,831	358,837
Nash Finch Co.	16,200	332,910
Natural Grocers by Vitamin Cottage, Inc. *	9,900	248,292
PriceSmart, Inc.	25,700	2,293,211
Rite Aid Corp. *	935,700	2,479,605
Roundy’s, Inc. (c)	25,800	184,728
Spartan Stores, Inc.	30,300	508,434
SUPERVALU, Inc. (c)	303,700	1,773,608
Susser Holdings Corp. *	16,400	871,988
The Andersons, Inc.	27,200	1,482,944
The Chefs’ Warehouse, Inc. *	17,000	312,630
The Pantry, Inc. *	34,000	496,740
United Natural Foods, Inc. *	70,882	3,539,847
Village Super Market, Inc., Class A	11,600	408,320
Weis Markets, Inc.	15,800	660,914

		21,923,117

Food, Beverage & Tobacco 1.9%
Alico, Inc.	4,700	196,507
Alliance One International, Inc. *	116,600	437,250
Annie’s, Inc. *	6,900	260,751
B&G Foods, Inc.	74,800	2,308,328
Boulder Brands, Inc. *	83,800	755,038
Cal-Maine Foods, Inc.	20,100	857,868
Calavo Growers, Inc.	15,900	450,924
Chiquita Brands International, Inc. *	71,002	612,747
Coca-Cola Bottling Co. Consolidated	6,800	418,200
Craft Brew Alliance, Inc. *	13,900	104,528
Darling International, Inc. *	169,200	3,131,892
Diamond Foods, Inc. (c)*	31,900	481,052
Dole Food Co., Inc. *	56,300	605,788
Farmer Brothers Co. *	9,100	137,865
Fresh Del Monte Produce, Inc.	53,900	1,369,599
Griffin Land & Nurseries, Inc.	3,800	113,430
Inventure Foods, Inc. *	17,900	137,114
J&J Snack Foods Corp.	21,600	1,620,432
John B. Sanfilippo & Son, Inc.	10,900	228,682

26 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lancaster Colony Corp.	26,700	2,107,431
Lifeway Foods, Inc.	10,100	128,068
Limoneira Co.	13,800	257,094
National Beverage Corp.	15,001	220,965
Omega Protein Corp. *	25,900	241,129
Pilgrim’s Pride Corp. *	92,249	903,118
Post Holdings, Inc. *	37,900	1,659,641
Sanderson Farms, Inc.	32,500	1,990,950
Seaboard Corp.	420	1,153,311
Seneca Foods Corp., Class A *	12,400	404,116
Snyders-Lance, Inc.	62,300	1,568,714
The Boston Beer Co., Inc., Class A *	11,000	1,862,520
The Hain Celestial Group, Inc. *	53,031	3,460,273
Tootsie Roll Industries, Inc.	36,336	1,134,773
TreeHouse Foods, Inc. *	51,400	3,274,694
Universal Corp.	32,945	1,895,985
Vector Group Ltd.	79,473	1,296,205

		37,786,982

Health Care Equipment & Services 6.1%
Abaxis, Inc.	32,200	1,374,618
ABIOMED, Inc. *	45,900	847,773
Acadia Healthcare Co., Inc. *	37,600	1,186,280
Accretive Health, Inc. *	77,300	814,742
Accuray, Inc. (c)*	97,300	428,120
Air Methods Corp.	55,100	2,016,109
Align Technology, Inc. *	104,700	3,467,664
Almost Family, Inc.	11,000	217,140
Alphatec Holdings, Inc. *	72,200	136,458
Amedisys, Inc. *	42,200	423,688
AMN Healthcare Services, Inc. *	61,900	849,887
AmSurg Corp. *	46,200	1,550,472
Analogic Corp.	17,954	1,426,984
AngioDynamics, Inc. *	33,500	339,355
Anika Therapeutics, Inc. *	16,200	216,270
Antares Pharma, Inc. (c)*	148,500	562,815
ArthroCare Corp. *	40,500	1,403,325
Assisted Living Concepts, Inc., Class A	26,200	312,304
athenahealth, Inc. *	51,700	4,976,642
AtriCure, Inc. *	25,500	212,670
Atrion Corp.	2,300	460,897
Bio-Reference Laboratories, Inc. (c)*	34,300	874,650
BioScrip, Inc. *	71,700	993,762
Cantel Medical Corp.	31,950	1,009,940
Capital Senior Living Corp. *	40,400	980,104
Cardiovascular Systems, Inc. *	27,700	475,332
Centene Corp. *	73,892	3,413,810
Cerus Corp. (c)*	92,600	492,632
Chemed Corp.	27,200	2,220,064
Chindex International, Inc. *	15,200	208,240
Computer Programs & Systems, Inc.	15,700	823,622
Conceptus, Inc. *	44,000	1,364,440
CONMED Corp.	39,400	1,234,402
CorVel Corp. *	8,300	394,001
Cross Country Healthcare, Inc. *	37,200	186,000
CryoLife, Inc.	37,400	224,400
Cyberonics, Inc. *	39,000	1,693,380
Cynosure, Inc., Class A *	17,200	444,792
Derma Sciences, Inc. (c)*	20,500	247,845
DexCom, Inc. *	100,300	1,645,923
Emeritus Corp. *	46,300	1,189,910
Endologix, Inc. *	79,200	1,189,584
EnteroMedics, Inc. *	144,100	138,336
Exactech, Inc. *	11,400	210,900
ExamWorks Group, Inc. *	40,100	725,810
Five Star Quality Care, Inc. *	56,200	265,826
Gentiva Health Services, Inc. *	40,996	430,048
Globus Medical, Inc., Class A (c)*	13,300	202,426
Greatbatch, Inc. *	32,900	919,226
Greenway Medical Technologies (c)*	10,300	138,741
Haemonetics Corp. *	71,700	2,760,450
Hanger, Inc. *	49,900	1,516,461
Hansen Medical, Inc. (c)*	95,500	187,180
HealthSouth Corp. *	139,000	3,822,500
HealthStream, Inc. *	26,800	615,328
Healthways, Inc. *	45,500	631,995
HeartWare International, Inc. *	23,400	2,274,480
HMS Holdings Corp. *	124,800	3,146,208
ICU Medical, Inc. *	18,800	1,132,700
Insulet Corp. *	73,900	1,865,236
Integra LifeSciences Holdings Corp. *	27,048	947,491
Invacare Corp.	43,711	587,913
IPC The Hospitalist Co., Inc. *	24,700	1,126,814
Kindred Healthcare, Inc. *	80,275	842,085
Landauer, Inc.	13,300	743,071
LHC Group, Inc. *	21,100	458,292
Magellan Health Services, Inc. *	39,500	2,020,820
MAKO Surgical Corp. (c)*	54,900	581,391
Masimo Corp.	69,900	1,402,194
MedAssets, Inc. *	85,200	1,595,796
Medidata Solutions, Inc. *	33,700	2,236,332
Merge Healthcare, Inc. *	80,500	251,160
Meridian Bioscience, Inc.	58,750	1,192,038
Merit Medical Systems, Inc. *	59,000	570,530
Molina Healthcare, Inc. *	44,200	1,467,440
MWI Veterinary Supply, Inc. *	18,200	2,142,322
National Healthcare Corp.	15,388	714,465
National Research Corp.	3,500	209,825
Natus Medical, Inc. *	42,800	535,428
Navidea Biopharmaceuticals, Inc. (c)*	152,800	374,360
Neogen Corp. *	34,150	1,735,844
NuVasive, Inc. *	64,300	1,348,371
NxStage Medical, Inc. *	72,200	806,474
Omnicell, Inc. *	47,300	852,346
OraSure Technologies, Inc. *	75,100	334,946
Orthofix International N.V. *	28,200	913,680
Owens & Minor, Inc.	91,700	2,986,669
Palomar Medical Technologies, Inc. *	25,500	345,525
PDI, Inc. *	13,800	63,066
PharMerica Corp. *	43,100	555,559
PhotoMedex, Inc. *	18,000	293,400
Quality Systems, Inc.	59,200	1,057,904
Quidel Corp. *	40,300	899,496
Rochester Medical Corp. *	14,600	198,268
Rockwell Medical, Inc. (c)*	28,600	121,264

See financial notes 27

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
RTI Biologics, Inc. *	73,900	294,122
Select Medical Holdings Corp.	48,000	396,000
Skilled Healthcare Group, Inc., Class A *	25,900	182,336
Solta Medical, Inc. *	95,100	185,445
Spectranetics Corp. *	48,000	895,200
STAAR Surgical Co. *	52,900	369,242
STERIS Corp.	84,200	3,501,878
SurModics, Inc. *	20,400	539,580
Symmetry Medical, Inc. *	53,900	642,488
Team Health Holdings, Inc. *	41,500	1,547,120
The Ensign Group, Inc.	23,900	833,393
The Providence Service Corp. *	17,400	304,674
Tornier N.V. *	25,800	469,302
Triple-S Management Corp., Class B *	26,500	477,795
U.S. Physical Therapy, Inc.	15,800	376,988
Unilife Corp. (c)*	115,000	227,700
Universal American Corp.	51,602	441,197
Utah Medical Products, Inc.	4,500	199,485
Vanguard Health Systems, Inc. *	45,100	659,813
Vascular Solutions, Inc. *	22,700	361,157
Vocera Communications, Inc. *	9,200	182,160
Volcano Corp. *	74,900	1,519,721
WellCare Health Plans, Inc. *	62,600	3,650,206
West Pharmaceutical Services, Inc.	48,465	3,094,975
Wright Medical Group, Inc. *	63,100	1,479,064
Zeltiq Aesthetics, Inc. (c)*	23,000	100,740

		120,959,257

Household & Personal Products 0.6%
Central Garden & Pet Co., Class A *	53,000	466,400
Elizabeth Arden, Inc. *	36,298	1,486,403
Harbinger Group, Inc. *	56,600	511,664
Inter Parfums, Inc.	25,400	735,838
Medifast, Inc. *	20,200	529,240
Nature’s Sunshine Products, Inc.	15,000	219,450
Nutraceutical International Corp.	12,300	227,181
Oil-Dri Corp. of America	6,887	189,461
Orchids Paper Products Co.	7,900	181,700
Prestige Brands Holdings, Inc. *	72,000	1,940,400
Revlon, Inc., Class A *	18,602	359,949
Spectrum Brands Holdings, Inc.	33,446	1,872,976
Star Scientific, Inc. (c)*	200,000	248,000
Synutra International, Inc. (c)*	23,200	112,056
The Female Health Co.	24,700	189,449
USANA Health Sciences, Inc. (c)*	9,100	513,422
WD-40 Co.	22,300	1,202,639

		10,986,228

Insurance 2.5%
Alterra Capital Holdings Ltd.	124,300	4,045,965
American Equity Investment Life Holding Co.	90,564	1,380,195
American Safety Insurance Holdings Ltd. *	14,000	337,120
AMERISAFE, Inc.	26,300	858,958
AmTrust Financial Services, Inc. (c)	39,525	1,251,362
Argo Group International Holdings Ltd.	36,538	1,514,500
Baldwin & Lyons, Inc., Class B	13,000	315,900
Citizens, Inc. *	54,800	358,392
CNO Financial Group, Inc.	288,700	3,268,084
Crawford & Co., Class B	34,500	261,855
Donegal Group, Inc., Class A	10,400	152,256
Eastern Insurance Holdings, Inc.	9,100	169,533
eHealth, Inc. *	28,600	598,884
EMC Insurance Group, Inc.	6,200	175,026
Employers Holdings, Inc.	44,900	1,016,985
Enstar Group Ltd. *	12,094	1,537,026
FBL Financial Group, Inc., Class A	13,868	545,151
First American Financial Corp.	154,000	4,122,580
Fortegra Financial Corp. *	8,200	66,010
Global Indemnity plc *	15,655	348,950
Greenlight Capital Re Ltd., Class A *	39,189	964,441
Hallmark Financial Services, Inc. *	21,200	191,860
Health Insurance Innovations, Inc. Class A *	6,300	94,500
Hilltop Holdings, Inc. *	60,339	807,939
Homeowners Choice, Inc.	13,800	366,252
Horace Mann Educators Corp.	55,678	1,255,539
Independence Holding Co.	11,248	118,104
Infinity Property & Casualty Corp.	16,592	941,430
Investors Title Co.	1,700	117,895
Kansas City Life Insurance Co.	5,700	205,770
Maiden Holdings Ltd.	76,900	794,377
Meadowbrook Insurance Group, Inc.	71,400	555,492
Montpelier Re Holdings Ltd.	70,900	1,826,384
National Financial Partners Corp. *	56,800	1,439,312
National Interstate Corp.	8,594	249,656
National Western Life Insurance Co., Class A	2,994	546,764
OneBeacon Insurance Group Ltd., Class A	33,400	453,906
Platinum Underwriters Holdings Ltd.	46,900	2,661,575
Primerica, Inc.	64,600	2,193,816
RLI Corp.	30,055	2,159,452
Safety Insurance Group, Inc.	17,770	882,636
Selective Insurance Group, Inc.	77,514	1,816,153
State Auto Financial Corp.	19,600	340,648
Stewart Information Services Corp.	27,700	749,839
Symetra Financial Corp.	112,800	1,537,464
The Navigators Group, Inc. *	13,685	792,088
The Phoenix Cos., Inc. *	7,790	226,767
Tower Group International Ltd.	55,930	1,058,196
United Fire Group, Inc.	28,800	805,248
Universal Insurance Holdings, Inc.	25,100	150,098

		48,628,333

Materials 4.9%
A. Schulman, Inc.	41,309	1,072,795
A.M. Castle & Co. (c)*	22,400	387,968
ADA-ES, Inc. *	12,400	342,364
AEP Industries, Inc. *	5,800	447,180
AK Steel Holding Corp. (c)	189,500	634,825
AMCOL International Corp.	37,752	1,161,629

28 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
American Vanguard Corp.	40,900	1,179,556
Arabian American Development Co. *	27,400	208,514
Axiall Corp.	99,400	5,213,530
Balchem Corp.	41,400	1,794,276
Berry Plastics Group, Inc. *	41,000	779,000
Boise Cascade Co. *	19,300	618,179
Boise, Inc.	148,700	1,188,113
Buckeye Technologies, Inc.	56,400	2,120,076
Calgon Carbon Corp. *	83,600	1,424,544
Century Aluminum Co. *	69,100	563,856
Chase Corp.	8,600	166,840
Chemtura Corp. *	141,200	3,001,912
Clearwater Paper Corp. *	33,200	1,527,864
Coeur d’Alene Mines Corp. *	145,450	2,216,658
Deltic Timber Corp.	15,204	949,946
Eagle Materials, Inc.	70,190	4,755,372
Ferro Corp. *	124,100	873,664
Flotek Industries, Inc. *	70,900	1,137,236
FutureFuel Corp.	25,000	306,250
General Moly, Inc. *	90,300	167,958
Globe Specialty Metals, Inc.	90,600	1,183,236
Gold Resource Corp. (c)	41,000	419,840
Golden Minerals Co. (c)*	59,200	107,744
Golden Star Resources Ltd. (c)*	394,800	426,384
Graphic Packaging Holding Co. *	222,015	1,669,553
GSE Holding, Inc. *	10,800	81,000
H.B. Fuller Co.	71,416	2,706,666
Handy & Harman Ltd. *	7,800	119,964
Hawkins, Inc.	12,400	461,156
Haynes International, Inc.	17,125	832,446
Headwaters, Inc. *	104,200	1,131,612
Hecla Mining Co. (c)	401,200	1,364,080
Horsehead Holding Corp. *	63,600	680,520
Innophos Holdings, Inc.	30,800	1,580,348
Innospec, Inc.	33,000	1,452,330
Kaiser Aluminum Corp.	27,250	1,716,750
KapStone Paper & Packaging Corp.	59,300	1,754,094
KMG Chemicals, Inc.	12,300	225,828
Koppers Holdings, Inc.	28,900	1,268,999
Kraton Performance Polymers, Inc. *	47,500	1,078,725
Landec Corp. *	35,300	473,373
Louisiana-Pacific Corp. *	199,000	3,605,880
LSB Industries, Inc. *	28,000	914,480
Materion Corp.	29,600	784,104
McEwen Mining, Inc. *	319,970	745,530
Midway Gold Corp. (c)*	186,800	175,667
Minerals Technologies, Inc.	50,222	2,040,520
Myers Industries, Inc.	46,000	681,720
Neenah Paper, Inc.	21,300	612,588
Noranda Aluminum Holding Corp.	45,700	174,117
Olin Corp.	114,600	2,769,882
Olympic Steel, Inc.	12,200	244,000
OM Group, Inc. *	48,200	1,179,454
Omnova Solutions, Inc. *	65,700	438,219
P.H. Glatfelter Co.	63,800	1,531,200
Paramount Gold & Silver Corp. (c)*	179,300	283,294
PolyOne Corp.	142,354	3,207,235
Quaker Chemical Corp.	18,100	1,117,132
Resolute Forest Products *	114,600	1,676,598
Revett Minerals, Inc. *	33,600	49,392
RTI International Metals, Inc. *	42,166	1,223,657
Schnitzer Steel Industries, Inc., Class A	37,800	927,234
Schweitzer-Mauduit International, Inc.	45,400	1,829,166
Sensient Technologies Corp.	72,025	2,834,184
Stepan Co.	25,500	1,451,970
Stillwater Mining Co. *	165,700	2,061,308
SunCoke Energy, Inc. *	100,200	1,516,026
Texas Industries, Inc. *	33,151	2,111,056
Tredegar Corp.	35,100	1,038,960
UFP Technologies, Inc. *	7,500	152,175
United States Lime & Minerals, Inc. *	2,700	124,686
Universal Stainless & Alloy Products, Inc. *	9,500	332,120
US Antimony Corp. (c)*	73,800	112,176
US Silica Holdings, Inc. (c)	15,800	322,794
Vista Gold Corp. *	79,400	133,392
Wausau Paper Corp.	60,100	611,818
Worthington Industries, Inc.	75,160	2,418,649
Zep, Inc.	32,600	495,520
Zoltek Cos., Inc. (c)*	37,200	491,412

		97,394,068

Media 1.4%
Arbitron, Inc.	37,456	1,748,821
Beasley Broadcasting Group, Inc., Class A	13,100	85,543
Belo Corp., Class A	135,100	1,448,272
Carmike Cinemas, Inc. *	24,300	426,708
Central European Media Enterprises Ltd., Class A (c)*	49,100	181,670
Crown Media Holdings, Inc., Class A (c)*	46,700	95,735
Cumulus Media, Inc., Class A *	108,200	345,158
Daily Journal Corp. *	1,300	137,202
Digital Generation, Inc. (c)*	36,700	245,890
Entercom Communications Corp., Class A *	32,400	256,284
Entravision Communications Corp., Class A	67,300	259,778
Fisher Communications, Inc.	11,800	488,756
Global Sources Ltd. *	25,900	176,638
Harte-Hanks, Inc.	61,316	486,236
Journal Communications, Inc., Class A *	57,900	394,299
LIN TV Corp., Class A *	48,000	590,880
Lions Gate Entertainment Corp. *	113,700	2,820,897
Live Nation Entertainment, Inc. *	203,300	2,567,679
Loral Space & Communications, Inc.	16,600	1,021,232
Martha Stewart Living Omnimedia, Inc., Class A *	36,500	90,155
MDC Partners, Inc., Class A	40,400	690,436
Meredith Corp. (c)	51,800	2,010,876
National CineMedia, Inc.	81,900	1,330,056
Nexstar Broadcasting Group, Inc., Class A	14,700	357,945
Outdoor Channel Holdings, Inc.	19,200	168,000

See financial notes 29

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ReachLocal, Inc. *	13,400	223,378
Reading International, Inc., Class A *	23,000	133,860
Rentrak Corp. *	12,700	287,528
Saga Communications, Inc., Class A	6,400	294,656
Salem Communications Corp., Class A	14,100	129,438
Scholastic Corp.	38,469	1,055,974
Shutterstock, Inc. *	7,200	300,240
Sinclair Broadcast Group, Inc., Class A	71,000	1,902,800
The E.W. Scripps Co., Class A *	44,100	612,549
The McClatchy Co., Class A (c)*	77,300	178,563
The New York Times Co., Class A *	194,900	1,726,814
Valassis Communications, Inc.	55,500	1,422,465
Value Line, Inc.	13,200	123,552
World Wrestling Entertainment, Inc., Class A	36,500	335,070

		27,152,033

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
Achillion Pharmaceuticals, Inc. *	104,000	784,160
Acorda Therapeutics, Inc. *	56,700	2,243,619
Acura Pharmaceuticals, Inc. (c)*	43,800	107,310
Aegerion Pharmaceuticals, Inc. *	39,900	1,677,396
Affymax, Inc. (c)*	50,100	45,095
Affymetrix, Inc. *	94,400	343,616
Agenus, Inc. *	31,300	152,118
Akorn, Inc. *	84,500	1,271,725
Alkermes plc *	177,542	5,434,561
Alnylam Pharmaceuticals, Inc. *	77,900	1,865,705
AMAG Pharmaceuticals, Inc. *	30,500	672,525
Amicus Therapeutics, Inc. *	41,400	134,550
Ampio Pharmaceuticals, Inc. (c)*	41,300	208,152
Anacor Pharmaceuticals, Inc. *	21,300	142,710
Arena Pharmaceuticals, Inc. (c)*	306,800	2,528,032
ArQule, Inc. *	83,300	245,735
Array BioPharma, Inc. *	161,900	963,305
Astex Pharmaceuticals *	127,800	879,264
Auxilium Pharmaceuticals, Inc. *	71,000	1,060,030
AVANIR Pharmaceuticals, Inc., Class A *	190,900	608,971
AVEO Pharmaceuticals, Inc. *	64,900	331,639
BG Medicine, Inc. (c)*	44,600	73,590
BioCryst Pharmaceuticals, Inc. (c)*	67,500	135,675
BioDelivery Sciences International, Inc. *	49,500	281,160
Biospecifics Technologies Corp. *	6,600	104,742
Biotime, Inc. (c)*	51,000	184,620
Cadence Pharmaceuticals, Inc. *	82,600	584,808
Cambrex Corp. *	43,300	540,817
Celldex Therapeutics, Inc. *	115,300	1,504,665
Cempra, Inc. *	11,200	77,168
Cepheid, Inc. *	95,300	3,633,789
ChemoCentryx, Inc. *	9,300	115,599
Clovis Oncology, Inc. (c)*	18,800	703,496
Codexis, Inc. *	32,900	73,696
Corcept Therapeutics, Inc. *	68,400	121,068
Cornerstone Therapeutics, Inc. *	18,100	151,678
Coronado Biosciences, Inc. *	25,700	289,125
Cubist Pharmaceuticals, Inc. *	91,832	4,216,925
Cumberland Pharmaceuticals, Inc. *	16,300	76,284
Curis, Inc. *	107,800	404,250
Cytori Therapeutics, Inc. (c)*	78,000	219,180
Dendreon Corp. (c)*	227,500	1,071,525
DepoMed, Inc. *	79,800	439,698
Discovery Laboratories, Inc. (c)*	59,500	100,555
Durata Therapeutics, Inc. *	13,000	94,640
Dyax Corp. *	132,200	363,550
Dynavax Technologies Corp. *	245,200	576,220
Emergent Biosolutions, Inc. *	35,500	544,570
Endocyte, Inc. *	40,600	563,934
Enzon Pharmaceuticals, Inc.	58,000	191,400
Exact Sciences Corp. *	88,400	825,656
Exelixis, Inc. (c)*	254,472	1,320,710
Fluidigm Corp. *	33,700	567,508
Furiex Pharmaceuticals, Inc. *	10,000	339,500
Genomic Health, Inc. *	22,800	692,208
Geron Corp. *	195,900	229,203
GTx, Inc. *	40,400	186,648
Halozyme Therapeutics, Inc. *	123,200	744,128
Harvard Bioscience, Inc. *	30,800	157,696
Hi-Tech Pharmacal Co., Inc.	15,100	499,206
Horizon Pharma, Inc. (c)*	49,200	118,080
Hyperion Therapeutics, Inc. *	9,900	212,355
Idenix Pharmaceuticals, Inc. *	125,100	462,870
ImmunoCellular Therapeutics Ltd. (c)*	99,000	249,480
ImmunoGen, Inc. *	118,100	1,891,962
Immunomedics, Inc. (c)*	88,100	225,536
Impax Laboratories, Inc. *	94,000	1,645,000
Infinity Pharmaceuticals, Inc. *	42,700	1,839,943
Intercept Pharmaceuticals, Inc. *	6,600	224,730
InterMune, Inc. *	115,200	1,074,816
Ironwood Pharmaceuticals, Inc. *	110,900	1,686,789
Isis Pharmaceuticals, Inc. *	141,800	3,174,902
Jazz Pharmaceuticals plc *	58,800	3,430,980
KaloBios Pharmaceuticals, Inc. *	12,400	74,400
Keryx Biopharmaceuticals, Inc. (c)*	116,500	949,475
KYTHERA Biopharmaceuticals, Inc. *	7,100	173,950
Lannett Co., Inc. *	21,700	251,937
Lexicon Pharmaceuticals, Inc. *	294,800	583,704
Ligand Pharmaceuticals, Inc., Class B *	23,700	647,484
LipoScience, Inc. *	8,600	74,304
Luminex Corp. *	62,700	1,042,701
MannKind Corp. (c)*	192,500	760,375
Maxygen, Inc.	40,500	97,200
Merrimack Pharmaceuticals, Inc. *	20,900	102,828
Momenta Pharmaceuticals, Inc. *	64,244	791,486
Nektar Therapeutics *	162,271	1,759,018
Neurocrine Biosciences, Inc. *	99,700	1,150,538
NewLink Genetics Corp. (c)*	22,400	312,256
Novavax, Inc. *	180,900	425,115
NPS Pharmaceuticals, Inc. *	120,400	1,616,972
Omeros Corp. (c)*	35,800	144,274
OncoGenex Pharmaceutical, Inc. *	19,500	197,535
Oncothyreon, Inc. (c)*	76,700	192,517
Opko Health, Inc. (c)*	152,900	1,018,314

30 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Optimer Pharmaceuticals, Inc. (c)*	67,200	1,037,568
Orexigen Therapeutics, Inc. *	117,800	716,224
Osiris Therapeutics, Inc. (c)*	22,300	250,206
Pacific Biosciences of California, Inc. *	45,400	116,224
Pacira Pharmaceuticals, Inc. *	25,300	730,411
Pain Therapeutics, Inc. *	49,400	203,528
PAREXEL International Corp. *	85,718	3,510,152
PDL Biopharma, Inc. (c)	197,500	1,528,650
Pernix Therapeutics Holdings *	9,800	37,436
Pharmacyclics, Inc. *	82,200	6,699,300
Pozen, Inc. *	35,400	174,522
Progenics Pharmaceuticals, Inc. *	65,300	300,380
Questcor Pharmaceuticals, Inc. (c)	78,000	2,397,720
Raptor Pharmaceutical Corp. (c)*	73,100	504,390
Regulus Therapeutics, Inc. *	18,100	127,062
Repligen Corp. *	42,300	379,008
Repros Therapeutics, Inc. (c)*	26,700	543,078
Rigel Pharmaceuticals, Inc. *	118,400	567,136
Sagent Pharmaceuticals, Inc. *	12,900	213,366
Sangamo BioSciences, Inc. (c)*	75,200	765,536
Santarus, Inc. *	77,800	1,429,186
SciClone Pharmaceuticals, Inc. *	78,000	368,940
Seattle Genetics, Inc. *	137,798	5,091,636
Sequenom, Inc. (c)*	166,100	626,197
SIGA Technologies, Inc. (c)*	46,100	152,130
Spectrum Pharmaceuticals, Inc. (c)	89,800	665,418
Sucampo Pharmaceuticals, Inc., Class A *	17,000	161,670
Sunesis Pharmaceuticals, Inc. (c)*	38,100	214,503
Supernus Pharmaceuticals, Inc. (c)*	31,800	163,452
Synageva BioPharma Corp. *	15,900	821,871
Synergy Pharmaceuticals, Inc. (c)*	74,500	391,125
Synta Pharmaceuticals Corp. *	60,100	616,025
Targacept, Inc. *	37,100	171,031
TESARO, Inc. *	9,900	272,349
The Medicines Co. *	78,008	2,633,550
Theravance, Inc. *	86,738	2,927,407
Threshold Pharmaceuticals, Inc. *	61,700	297,394
Transcept Pharmaceuticals, Inc. *	17,300	68,508
Trius Therapeutics, Inc. *	43,500	303,195
Vanda Pharmaceuticals, Inc. *	37,600	182,736
Ventrus Biosciences, Inc. *	53,900	144,452
Verastem, Inc. *	11,700	114,894
Vical, Inc. *	113,400	418,446
ViroPharma, Inc. *	95,574	2,604,392
VIVUS, Inc. (c)*	147,300	1,957,617
Xenoport, Inc. *	59,600	370,116
XOMA Corp. *	113,500	397,250
ZIOPHARM Oncology, Inc. (c)*	89,200	149,856
Zogenix, Inc. *	75,600	130,788

		117,952,965

Real Estate 9.4%
Acadia Realty Trust	76,436	2,182,248
AG Mortgage Investment Trust, Inc.	38,100	985,647
Agree Realty Corp.	18,600	559,302
Alexander’s Inc	2,900	893,171
American Assets Trust, Inc.	48,400	1,633,984
American Capital Mortgage Investment Corp.	84,400	2,241,664
AmREIT, Inc., Class B	4,000	76,040
Anworth Mortgage Asset Corp.	206,600	1,303,646
Apollo Commercial Real Estate Finance, Inc.	44,800	794,752
Apollo Residential Mortgage, Inc.	44,300	986,118
Ares Commercial Real Estate Corp.	10,600	178,398
ARMOUR Residential REIT, Inc.	535,200	3,473,448
Ashford Hospitality Trust	74,800	963,424
Associated Estates Realty Corp.	73,200	1,308,084
AV Homes, Inc. *	15,600	201,396
Campus Crest Communities, Inc.	92,100	1,258,086
CapLease, Inc.	127,300	893,646
Capstead Mortgage Corp.	141,200	1,875,136
Cedar Realty Trust, Inc.	81,800	524,338
Chatham Lodging Trust	24,900	455,919
Chesapeake Lodging Trust	69,500	1,644,370
Colonial Properties Trust	126,600	2,938,386
Colony Financial, Inc.	91,400	2,038,220
Consolidated-Tomoka Land Co.	5,600	208,376
Coresite Realty Corp.	28,200	1,020,276
Cousins Properties, Inc.	149,673	1,634,429
CubeSmart	191,000	3,355,870
CyrusOne, Inc.	27,100	650,129
CYS Investments, Inc.	247,600	3,077,668
DCT Industrial Trust, Inc.	390,300	3,056,049
DiamondRock Hospitality Co.	271,417	2,708,742
DuPont Fabros Technology, Inc.	90,000	2,262,600
Dynex Capital, Inc.	76,500	822,375
EastGroup Properties, Inc.	42,790	2,698,765
Education Realty Trust, Inc.	161,700	1,777,083
EPR Properties	66,300	3,748,602
Equity One, Inc.	77,637	1,978,967
Excel Trust, Inc.	67,300	1,024,979
FelCor Lodging Trust, Inc. *	186,400	1,114,672
First Industrial Realty Trust, Inc.	153,700	2,757,378
First Potomac Realty Trust	73,300	1,172,800
Forestar Group, Inc. *	49,700	1,070,538
Franklin Street Properties Corp.	106,365	1,624,194
Getty Realty Corp.	39,242	840,171
Gladstone Commercial Corp. (c)	14,700	281,358
Glimcher Realty Trust	198,900	2,494,206
Government Properties Income Trust	61,500	1,602,075
Gramercy Property Trust, Inc. *	63,000	299,250
Gyrodyne Co of America, Inc.	1,600	118,096
Healthcare Realty Trust, Inc.	126,681	3,802,964
Hersha Hospitality Trust	253,100	1,513,538
Highwoods Properties, Inc.	113,600	4,661,008
Hudson Pacific Properties, Inc.	61,600	1,405,096
Inland Real Estate Corp.	109,036	1,234,287
Invesco Mortgage Capital, Inc.	193,200	4,134,480
Investors Real Estate Trust	140,300	1,365,119
iStar Financial, Inc. *	125,500	1,465,840
JAVELIN Mortgage Investment Corp.	10,100	203,414
Kennedy-Wilson Holdings, Inc.	70,600	1,174,078
Kite Realty Group Trust	112,800	744,480
LaSalle Hotel Properties	138,726	3,597,165
Lexington Realty Trust	218,484	2,798,780

See financial notes 31

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
LTC Properties, Inc.	42,967	1,997,965
Medical Properties Trust, Inc.	214,100	3,444,869
Monmouth Real Estate Investment Corp., Class A	54,900	584,136
National Health Investors, Inc.	35,068	2,322,904
New York Mortgage Trust, Inc. (c)	68,800	491,232
NorthStar Realty Finance Corp.	277,000	2,761,690
Omega Healthcare Investors, Inc.	160,300	5,269,061
One Liberty Properties, Inc.	14,900	341,806
Parkway Properties, Inc.	37,800	689,094
Pebblebrook Hotel Trust	87,000	2,362,920
Pennsylvania Real Estate Investment Trust	81,112	1,681,452
PennyMac Mortgage Investment Trust	85,200	2,151,300
Potlatch Corp.	57,603	2,727,502
PS Business Parks, Inc.	26,438	2,109,752
RAIT Financial Trust	100,200	855,708
Ramco-Gershenson Properties Trust	85,200	1,488,444
Redwood Trust, Inc.	113,500	2,590,070
Resource Capital Corp.	178,500	1,176,315
Retail Opportunity Investments Corp.	88,800	1,315,128
RLJ Lodging Trust	175,500	4,043,520
Rouse Properties, Inc. (c)	30,400	576,080
Ryman Hospitality Properties	48,850	2,171,871
Sabra Health Care REIT, Inc.	51,866	1,546,644
Saul Centers, Inc.	10,800	483,840
Select Income REIT	16,200	462,186
Silver Bay Realty Trust Corp. (c)	47,233	901,206
Sovran Self Storage, Inc.	43,626	2,992,744
Spirit Realty Capital, Inc.	46,500	1,001,145
STAG Industrial, Inc.	51,500	1,135,060
Starwood Property Trust, Inc.	238,200	6,548,118
Strategic Hotels & Resorts, Inc. *	258,900	2,089,323
Summit Hotel Properties, Inc.	79,300	792,207
Sun Communities, Inc.	51,300	2,623,995
Sunstone Hotel Investors, Inc. *	231,910	2,878,003
Tejon Ranch Co. *	19,092	557,105
Terreno Realty Corp.	27,400	515,668
The Geo Group, Inc.	103,180	3,864,091
Thomas Properties Group, Inc.	44,200	224,978
Two Harbors Investment Corp.	512,200	6,136,156
UMH Properties, Inc.	19,000	209,950
Universal Health Realty Income Trust	16,900	908,037
Urstadt Biddle Properties, Inc., Class A	34,600	770,542
Washington Real Estate Investment Trust	94,900	2,710,344
Western Asset Mortgage Capital Corp.	25,900	580,160
Whitestone REIT (c)	19,200	316,800
Winthrop Realty Trust	42,800	543,988
ZAIS Financial Corp. *	8,000	165,280

		185,019,709

Retailing 4.3%
1-800-FLOWERS.COM, Inc., Class A *	34,800	206,364
Aeropostale, Inc. *	115,000	1,685,900
America’s Car-Mart, Inc. *	11,500	532,105
ANN, Inc. *	69,000	2,038,260
Asbury Automotive Group, Inc. *	39,100	1,567,519
Barnes & Noble, Inc. (c)*	38,900	705,257
Bebe Stores, Inc.	51,449	291,201
Big 5 Sporting Goods Corp.	22,600	379,680
Blue Nile, Inc. *	19,000	619,970
Body Central Corp. *	22,200	225,996
Brown Shoe Co., Inc.	59,375	1,004,031
Cabela’s, Inc. *	67,836	4,355,071
CafePress, Inc. (c)*	21,100	121,747
Citi Trends, Inc. *	20,100	236,577
Conn’s, Inc. *	23,500	1,017,785
Core-Mark Holding Co., Inc.	16,200	843,048
Destination Maternity Corp.	18,400	437,000
Destination XL Group, Inc. *	56,400	280,872
Express, Inc. *	130,800	2,381,868
Five Below, Inc. *	15,400	554,246
Francesca’s Holdings Corp. (c)*	49,100	1,402,296
Fred’s, Inc., Class A	52,800	751,344
Geeknet, Inc. *	5,900	77,172
Genesco, Inc. *	35,944	2,212,353
Gordmans Stores, Inc. *	11,600	130,848
Group 1 Automotive, Inc.	32,400	1,959,552
Haverty Furniture Cos, Inc.	30,300	720,534
hhgregg, Inc. (c)*	27,700	374,227
Hibbett Sports, Inc. *	37,775	2,071,959
Hot Topic, Inc.	59,000	823,050
HSN, Inc.	51,300	2,697,354
Jos. A. Bank Clothiers, Inc. *	39,418	1,721,778
Kayak Software Corp. *	4,900	195,118
Kirkland’s, Inc. *	22,400	270,144
Lithia Motors, Inc., Class A	31,900	1,579,688
Lumber Liquidators Holdings, Inc. *	39,000	3,196,440
MarineMax, Inc. *	31,100	360,449
Mattress Firm Holding Corp. (c)*	15,100	578,632
Monro Muffler Brake, Inc.	43,750	1,809,500
New York & Co., Inc. *	36,400	162,344
Nutrisystem, Inc.	39,948	323,579
Office Depot, Inc. *	415,600	1,604,216
OfficeMax, Inc.	122,500	1,409,975
Orbitz Worldwide, Inc. *	28,000	167,440
Orchard Supply Hardware Stores Corp., Class A (c)*	16,800	33,264
Overstock.com, Inc. (c)*	15,500	322,400
Penske Automotive Group, Inc.	62,616	1,936,087
Perfumania Holdings, Inc. *	9,800	61,054
PetMed Express, Inc.	29,500	368,750
Pier 1 Imports, Inc.	137,400	3,189,054
Pool Corp.	67,177	3,293,017
RadioShack Corp. (c)	136,500	432,705
Rent-A-Center, Inc.	84,105	2,937,788
Restoration Hardware Holdings, Inc. (c)*	7,700	299,915
rue21, Inc. *	21,600	689,040
Saks, Inc. *	161,500	1,865,325
Select Comfort Corp. *	79,600	1,689,112
Shoe Carnival, Inc.	20,250	421,807
Shutterfly, Inc. *	54,300	2,417,979
Sonic Automotive, Inc., Class A	63,600	1,398,564

32 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Stage Stores, Inc.	46,827	1,296,640
Stein Mart, Inc.	36,800	291,088
Systemax, Inc.	14,500	132,820
The Bon-Ton Stores, Inc.	16,500	253,110
The Buckle, Inc. (c)	39,264	1,906,267
The Cato Corp., Class A	38,404	922,080
The Children’s Place Retail Stores, Inc. *	35,913	1,756,864
The Finish Line, Inc., Class A	71,619	1,388,692
The Men’s Wearhouse, Inc.	72,000	2,412,000
The Pep Boys - Manny, Moe & Jack *	74,800	867,680
The Wet Seal, Inc., Class A *	121,200	395,112
Tilly’s, Inc., Class A *	12,600	181,944
Tuesday Morning Corp. *	57,700	467,947
US Auto Parts Network, Inc. *	71,200	89,000
Vitacost.com, Inc. *	30,300	235,734
Vitamin Shoppe, Inc. *	43,100	2,118,365
VOXX International Corp. *	24,200	230,626
West Marine, Inc. *	19,800	234,234
Weyco Group, Inc.	9,100	218,400
Winmark Corp.	3,000	185,610
Zumiez, Inc. *	30,100	871,997

		83,896,560

Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc. *	57,600	978,048
Alpha & Omega Semiconductor Ltd. *	28,000	202,720
Ambarella, Inc. *	8,400	115,080
Amkor Technology, Inc. (c)*	109,518	463,261
ANADIGICS, Inc. *	117,100	245,910
Applied Micro Circuits Corp. *	91,065	679,345
ATMI, Inc. *	47,654	1,036,475
Axcelis Technologies, Inc. *	142,100	184,730
AXT, Inc. *	42,800	122,836
Brooks Automation, Inc.	93,731	911,065
Cabot Microelectronics Corp. *	32,800	1,099,128
Cavium, Inc. *	71,100	2,236,095
CEVA, Inc. *	33,700	514,262
Cirrus Logic, Inc. *	92,700	1,790,037
Cohu, Inc.	32,200	308,154
Cymer, Inc. *	44,365	4,647,678
Diodes, Inc. *	49,381	1,000,459
DSP Group, Inc. *	31,400	253,398
Entegris, Inc. *	197,500	1,872,300
Entropic Communications, Inc. *	119,200	505,408
Exar Corp. *	58,500	630,630
First Solar, Inc. *	86,300	4,018,128
FormFactor, Inc. *	68,473	338,941
GSI Technology, Inc. *	27,000	168,480
GT Advanced Technologies, Inc. (c)*	168,600	662,598
Hittite Microwave Corp. *	44,609	2,503,011
Inphi Corp. *	32,100	302,061
Integrated Device Technology, Inc. *	212,000	1,507,320
Integrated Silicon Solutions, Inc. *	35,900	329,203
Intermolecular, Inc. *	19,000	165,490
International Rectifier Corp. *	97,900	2,076,459
Intersil Corp., Class A	180,300	1,399,128
IXYS Corp.	32,400	293,544
Kopin Corp. *	100,300	331,993
Lattice Semiconductor Corp. *	170,200	791,430
LTX-Credence Corp. *	66,300	391,170
M/A-COM Technology Solutions Holdings, Inc. *	8,300	116,449
Mattson Technology, Inc. *	100,300	154,462
MaxLinear, Inc., Class A *	30,400	189,392
MEMC Electronic Materials, Inc. *	339,200	1,831,680
Micrel, Inc.	67,505	679,100
Microsemi Corp. *	127,119	2,644,075
Mindspeed Technologies, Inc. (c)*	64,400	147,476
MKS Instruments, Inc.	77,299	2,077,024
Monolithic Power Systems, Inc.	46,200	1,114,344
MoSys, Inc. *	43,700	197,524
Nanometrics, Inc. *	32,200	451,766
NeoPhotonics Corp. *	26,800	147,668
NVE Corp. *	6,400	339,648
OmniVision Technologies, Inc. *	77,873	1,044,277
PDF Solutions, Inc. *	35,700	610,827
Peregrine Semiconductor Corp. *	8,800	85,008
Pericom Semiconductor Corp. *	33,500	216,410
Photronics, Inc. *	85,200	672,228
PLX Technology, Inc. *	59,600	278,332
Power Integrations, Inc.	39,862	1,650,686
QuickLogic Corp. (c)*	53,100	135,936
Rambus, Inc. *	167,900	1,168,584
RF Micro Devices, Inc. *	393,600	2,208,096
Rubicon Technology, Inc. (c)*	23,500	174,135
Rudolph Technologies, Inc. *	46,700	544,989
Semtech Corp. *	93,729	3,005,889
Sigma Designs, Inc. *	43,000	204,680
Silicon Image, Inc. *	113,600	560,048
Spansion, Inc., Class A *	67,400	875,526
STR Holdings, Inc. *	40,500	91,125
SunPower Corp. (c)*	54,600	742,014
Supertex, Inc.	14,800	311,984
Tessera Technologies, Inc.	76,490	1,558,101
TriQuint Semiconductor, Inc. *	249,000	1,454,160
Ultra Clean Holdings, Inc. *	48,200	301,732
Ultratech, Inc. *	40,000	1,178,800
Veeco Instruments, Inc. *	57,200	2,177,604
Volterra Semiconductor Corp. *	34,800	452,748

		66,870,502

Software & Services 7.7%
Accelrys, Inc. *	80,500	792,925
ACI Worldwide, Inc. *	57,215	2,689,677
Actuate Corp. *	67,700	415,678
Acxiom Corp. *	109,876	2,185,434
Advent Software, Inc. *	43,928	1,275,669
American Software, Inc., Class A	30,400	252,624
Angie’s List, Inc. *	51,000	1,236,240
Aspen Technology, Inc. *	135,400	4,126,992
AVG Technologies NV *	10,800	176,256
Bankrate, Inc. *	63,400	854,632
Bazaarvoice, Inc. *	14,600	105,850
Blackbaud, Inc.	63,869	1,872,000
Blucora, Inc. *	55,500	819,735
Bottomline Technologies, Inc. *	53,200	1,393,840
Brightcove, Inc. *	22,100	133,042

See financial notes 33

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
BroadSoft, Inc. *	38,900	994,284
CACI International, Inc., Class A *	32,900	1,924,321
Callidus Software, Inc. *	55,900	239,811
Carbonite, Inc. *	15,500	164,920
Cardtronics, Inc. *	62,400	1,747,824
Cass Information Systems, Inc.	15,640	653,752
CIBER, Inc. *	100,000	426,000
CommVault Systems, Inc. *	64,200	4,721,268
Computer Task Group, Inc.	20,200	414,504
comScore, Inc. *	48,500	784,245
Comverse, Inc. *	30,070	797,757
Constant Contact, Inc. *	41,800	610,698
Convergys Corp.	157,400	2,678,948
Cornerstone OnDemand, Inc. *	49,100	1,781,348
CoStar Group, Inc. *	40,375	4,377,054
CSG Systems International, Inc. *	51,100	1,104,271
Dealertrack Technologies, Inc. *	60,036	1,672,003
Demand Media, Inc. *	41,100	355,926
Demandware, Inc. *	9,000	245,700
Dice Holdings, Inc. *	64,900	547,756
Digimarc Corp.	10,300	225,982
Digital River, Inc. *	52,800	764,544
E2open, Inc. *	8,500	120,785
EarthLink, Inc.	147,381	838,598
Ebix, Inc. (c)	38,600	718,346
Ellie Mae, Inc. *	34,500	897,690
Envestnet, Inc. *	29,000	528,380
Envivio, Inc. *	40,100	64,160
EPAM Systems, Inc. *	7,300	156,950
EPIQ Systems, Inc.	48,700	680,339
ePlus, Inc.	5,200	236,496
Euronet Worldwide, Inc. *	74,736	2,281,690
Exa Corp. *	8,000	59,680
ExactTarget, Inc. *	13,400	262,372
ExlService Holdings, Inc. *	35,100	1,144,962
Fair Isaac Corp.	49,100	2,287,078
FalconStor Software, Inc. *	41,100	67,815
FleetMatics Group plc *	12,500	293,375
Forrester Research, Inc.	19,717	706,854
Global Cash Access Holdings, Inc. *	91,800	654,534
Glu Mobile, Inc. (c)*	74,200	228,536
Guidance Software, Inc. *	18,600	195,672
Guidewire Software, Inc. *	28,500	1,142,280
Heartland Payment Systems, Inc.	54,900	1,805,661
Higher One Holdings, Inc. (c)*	43,800	431,868
iGATE Corp. *	44,140	736,697
Imperva, Inc. *	14,800	576,904
Infoblox, Inc. *	10,700	236,577
Innodata, Inc. *	30,500	100,040
Interactive Intelligence Group, Inc. *	20,500	849,315
Internap Network Services Corp. *	75,700	604,086
IntraLinks Holdings, Inc. *	50,600	289,432
Ipass, Inc. *	71,300	137,609
j2 Global, Inc.	60,228	2,451,280
Jive Software, Inc. *	23,300	316,647
Keynote Systems, Inc.	21,500	241,015
Limelight Networks, Inc. *	90,900	175,437
Lionbridge Technologies, Inc. *	82,500	282,150
Liquidity Services, Inc. (c)*	33,300	1,095,570
LivePerson, Inc. *	78,700	1,008,934
LogMeIn, Inc. *	30,300	684,174
Manhattan Associates, Inc. *	29,247	2,053,432
ManTech International Corp., Class A	34,500	920,805
Marchex, Inc., Class B	28,600	118,118
Market Leader, Inc. *	30,300	303,606
Mattersight Corp. (c)*	13,900	65,052
MAXIMUS, Inc.	49,348	3,932,542
MeetMe, Inc. (c)*	47,000	90,710
Mentor Graphics Corp.	131,767	2,406,065
MicroStrategy, Inc., Class A *	12,562	1,132,967
Millennial Media, Inc. *	15,700	108,801
ModusLink Global Solutions, Inc. *	58,700	164,360
MoneyGram International, Inc. *	29,500	487,045
Monotype Imaging Holdings, Inc.	52,300	1,212,837
Monster Worldwide, Inc. *	166,500	729,270
Move, Inc. *	53,100	605,871
NetScout Systems, Inc. *	52,000	1,186,120
NIC, Inc.	92,200	1,552,648
OpenTable, Inc. *	33,100	1,833,409
Pegasystems, Inc.	23,600	597,316
Perficient, Inc. *	43,800	459,024
PRGX Global, Inc. *	32,500	181,675
Progress Software Corp. *	82,820	1,869,247
Proofpoint, Inc. *	8,700	159,384
PROS Holdings, Inc. *	31,300	811,296
PTC, Inc. *	173,200	4,158,532
QAD, Inc., Class A	8,800	106,304
QLIK Technologies, Inc. *	122,900	3,196,629
Qualys, Inc. *	12,100	133,100
QuinStreet, Inc. *	44,900	293,646
RealNetworks, Inc. *	28,257	217,579
RealPage, Inc. *	53,100	1,083,240
Responsys, Inc. *	49,100	381,507
Rosetta Stone, Inc. *	14,700	248,871
Sapiens International Corp. N.V. (c)	19,400	112,326
Sapient Corp. *	176,963	2,066,928
SciQuest, Inc. *	24,500	560,070
SeaChange International, Inc. *	40,700	442,002
ServiceSource International, Inc. *	68,100	435,840
Sourcefire, Inc. *	42,400	2,025,024
Spark Networks, Inc. (c)*	15,700	107,074
SPS Commerce, Inc. *	17,200	810,636
SS&C Technologies Holdings, Inc. *	50,200	1,540,638
Stamps.com, Inc. *	19,400	656,496
Support.com, Inc. *	64,900	258,951
Sykes Enterprises, Inc. *	54,193	834,030
Synacor, Inc. (c)*	23,800	69,258
Synchronoss Technologies, Inc. *	39,500	1,119,430
Syntel, Inc.	22,900	1,446,593
Take-Two Interactive Software, Inc. *	115,004	1,754,961
Tangoe, Inc. *	40,900	525,974
TechTarget, Inc. *	19,600	87,024
TeleNav, Inc. *	22,100	115,804
TeleTech Holdings, Inc. *	34,000	723,860
The Active Network, Inc. *	53,300	268,099
The Hackett Group, Inc.	40,800	199,104
TiVo, Inc. *	177,803	2,083,851
Travelzoo, Inc. *	9,800	250,194
Trulia, Inc. *	11,300	328,378

34 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tyler Technologies, Inc. *	43,000	2,719,320
Ultimate Software Group, Inc. *	41,000	3,960,190
Unisys Corp. *	65,050	1,244,407
United Online, Inc.	126,687	861,472
Unwired Planet, Inc. *	114,100	225,918
ValueClick, Inc. *	107,400	3,314,364
VASCO Data Security International, Inc. *	40,200	342,102
Verint Systems, Inc. *	59,805	1,975,957
Virnetx Holding Corp. (c)*	60,000	1,225,200
Virtusa Corp. *	25,600	568,576
VistaPrint N.V. (c)*	50,200	2,048,160
Vocus, Inc. *	28,300	238,003
Web.com Group, Inc. *	48,100	836,940
WebMD Health Corp. *	72,500	1,750,875
Websense, Inc. *	53,504	954,511
WEX, Inc. *	55,976	4,241,861
XO Group, Inc. *	39,800	448,148
Xoom Corp. *	10,400	191,984
Yelp, Inc. *	11,600	301,948
Zillow, Inc., Class A (c)*	7,000	411,810
Zix Corp. *	88,900	334,264

		150,973,061

Technology Hardware & Equipment 4.7%
3D Systems Corp. (c)*	111,300	4,256,112
ADTRAN, Inc.	91,200	1,915,200
Aeroflex Holding Corp. *	26,600	197,904
Agilysys, Inc. *	24,000	280,320
Ambient Corp. *	36,500	72,635
Anaren, Inc. *	20,200	472,882
Anixter International, Inc.	40,100	2,876,774
ARRIS Group, Inc. *	161,760	2,670,658
Aruba Networks, Inc. *	161,800	3,638,882
Audience, Inc. *	8,300	122,757
Aviat Networks, Inc. *	81,200	259,840
Avid Technology, Inc. *	39,705	261,656
Aware, Inc.	15,800	76,314
Badger Meter, Inc.	20,203	882,467
Bel Fuse, Inc., Class B	14,100	207,552
Benchmark Electronics, Inc. *	81,294	1,450,285
Black Box Corp.	24,092	523,278
CalAmp Corp. *	50,100	557,613
Calix, Inc. *	58,800	501,564
Checkpoint Systems, Inc. *	61,644	713,221
Ciena Corp. *	141,900	2,122,824
Cognex Corp.	61,309	2,433,967
Coherent, Inc.	33,451	1,870,914
Comtech Telecommunications Corp.	24,500	602,945
Cray, Inc. *	56,400	1,193,424
CTS Corp.	46,000	489,900
Daktronics, Inc.	50,700	506,493
Datalink Corp. *	20,900	233,871
Digi International, Inc. *	33,900	309,168
DTS, Inc. *	24,942	418,527
Echelon Corp. *	60,600	133,926
Electro Rent Corp.	25,200	417,564
Electro Scientific Industries, Inc.	30,200	325,556
Electronics for Imaging, Inc. *	65,209	1,742,385
Emulex Corp. *	129,190	775,140
Extreme Networks, Inc. *	135,200	450,216
Fabrinet *	30,100	413,273
FARO Technologies, Inc. *	23,200	899,928
FEI Co.	55,200	3,526,176
Finisar Corp. *	129,200	1,658,928
Globecomm Systems, Inc. *	34,300	420,175
GSI Group, Inc. *	40,000	341,600
Harmonic, Inc. *	176,700	1,003,656
Imation Corp. *	40,200	147,936
Immersion Corp. *	38,200	404,538
Infinera Corp. *	164,500	1,385,090
Insight Enterprises, Inc. *	65,500	1,186,860
InterDigital, Inc.	59,200	2,629,072
Intermec, Inc. *	87,540	861,394
Intevac, Inc. *	30,600	138,618
InvenSense, Inc. *	50,000	466,000
Ixia *	63,764	1,050,193
KEMET Corp. *	59,100	368,193
Key Tronic Corp. *	14,400	162,720
KVH Industries, Inc. *	19,900	262,879
Littelfuse, Inc.	31,800	2,220,276
Maxwell Technologies, Inc. *	43,400	264,740
Measurement Specialties, Inc. *	21,300	911,001
Mercury Systems, Inc. *	44,600	344,758
Mesa Laboratories, Inc.	3,600	177,696
Methode Electronics, Inc.	56,700	815,346
MTS Systems Corp.	23,775	1,449,086
Multi-Fineline Electronix, Inc. *	12,100	184,404
Neonode, Inc. (c)*	30,900	176,439
NETGEAR, Inc. *	53,400	1,590,786
Newport Corp. *	57,700	874,155
NumereX Corp., Class A *	16,600	171,312
Oclaro, Inc. (c)*	101,300	137,768
OCZ Technology Group, Inc. (c)*	95,200	124,712
Oplink Communications, Inc. *	26,200	430,204
OSI Systems, Inc. *	28,100	1,610,130
Park Electrochemical Corp.	29,300	699,391
ParkerVision, Inc. (c)*	117,300	468,027
PC Connection, Inc.	12,500	193,000
PC-Tel, Inc.	25,400	169,418
Plantronics, Inc.	61,493	2,694,623
Plexus Corp. *	48,962	1,320,505
Power-One, Inc. *	91,200	576,384
Procera Networks, Inc. *	28,000	310,520
QLogic Corp. *	130,100	1,412,886
Quantum Corp. *	321,700	460,031
Radisys Corp. *	38,000	188,480
RealD, Inc. (c)*	60,400	904,188
Richardson Electronics Ltd.	18,900	221,697
Rofin-Sinar Technologies, Inc. *	40,036	996,896
Rogers Corp. *	23,167	987,841
Ruckus Wireless, Inc. (c)*	11,700	225,810
Sanmina Corp. *	115,300	1,455,086
ScanSource, Inc. *	40,578	1,175,545
ShoreTel, Inc. *	63,200	228,152
Silicon Graphics International Corp. *	46,000	598,000
Sonus Networks, Inc. *	309,258	649,442
STEC, Inc. *	49,000	177,870
Super Micro Computer, Inc. *	40,000	384,800
Symmetricom, Inc. *	58,000	301,600
Synaptics, Inc. *	47,700	1,966,671

See financial notes 35

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SYNNEX Corp. *	38,600	1,335,560
Tellabs, Inc.	540,100	1,118,007
Telular Corp.	22,800	291,156
TESSCO Technologies, Inc.	7,400	151,256
TTM Technologies, Inc. *	72,500	524,175
Ubiquiti Networks, Inc.	17,300	267,285
Universal Display Corp. *	58,400	1,836,096
ViaSat, Inc. *	53,119	2,574,678
Viasystems Group, Inc. *	7,000	89,040
Vishay Precision Group, Inc. *	16,500	236,445
Westell Technologies, Inc., Class A *	71,100	139,356
Zygo Corp. *	23,500	351,560

		92,456,253

Telecommunication Services 0.7%
8x8, Inc. *	108,600	785,178
Atlantic Tele-Network, Inc.	12,600	639,702
Boingo Wireless, Inc. *	21,700	135,191
Cbeyond, Inc. *	37,400	328,372
Cincinnati Bell, Inc. *	303,745	1,069,182
Cogent Communications Group, Inc.	66,300	1,898,832
Consolidated Communications Holdings, Inc.	57,625	1,062,029
Fairpoint Communications, Inc. (c)*	28,900	235,246
General Communication, Inc., Class A *	50,300	488,413
Hawaiian Telcom Holdco, Inc. *	14,100	340,797
HickoryTech Corp.	17,900	184,012
IDT Corp., Class B	23,500	347,565
inContact, Inc. *	51,900	420,390
Iridium Communications, Inc. *	68,200	457,622
Leap Wireless International, Inc. (c)*	73,500	420,420
Lumos Networks Corp.	20,100	271,149
magicJack VocalTec Ltd. (c)*	20,700	342,171
Neutral Tandem, Inc.	38,300	114,134
NTELOS Holdings Corp.	20,150	296,608
ORBCOMM, Inc. *	46,400	219,472
Premiere Global Services, Inc. *	70,000	786,100
Primus Telecommunications Group, Inc.	16,700	209,919
Shenandoah Telecommunications Co.	34,800	570,372
Towerstream Corp. (c)*	103,600	248,640
USA Mobility, Inc.	36,500	495,305
Vonage Holdings Corp. *	218,500	666,425

		13,033,246

Transportation 2.5%
Air Transport Services Group, Inc. *	72,100	416,017
Alaska Air Group, Inc. *	101,700	6,268,788
Allegiant Travel Co.	21,600	1,941,840
AMERCO	12,704	2,041,533
Arkansas Best Corp.	34,072	358,097
Atlas Air Worldwide Holdings, Inc. *	37,400	1,398,760
Avis Budget Group, Inc. *	151,900	4,380,796
Celadon Group, Inc.	26,900	451,651
Echo Global Logistics, Inc. *	20,300	352,205
Forward Air Corp.	42,982	1,585,606
Genco Shipping & Trading Ltd. (c)*	48,200	82,422
Genesee & Wyoming, Inc., Class A *	63,700	5,427,240
Hawaiian Holdings, Inc. *	75,200	412,848
Heartland Express, Inc.	67,500	915,975
Hub Group, Inc., Class A *	53,492	1,960,482
International Shipholding Corp.	7,300	131,838
JetBlue Airways Corp. *	334,400	2,304,016
Knight Transportation, Inc.	81,700	1,276,154
Marten Transport Ltd.	20,800	423,696
Old Dominion Freight Line, Inc. *	103,424	3,981,824
Pacer International, Inc. *	46,900	266,861
Park-Ohio Holdings Corp. *	11,200	411,936
Patriot Transportation Holding, Inc. *	8,700	251,865
Quality Distribution, Inc. *	29,300	233,228
Rand Logistics, Inc. (c)*	24,300	141,426
Republic Airways Holdings, Inc. *	74,100	829,179
Roadrunner Transportation Systems, Inc. *	22,500	506,475
Saia, Inc. *	23,400	957,528
SkyWest, Inc.	70,812	1,013,319
Spirit Airlines, Inc. *	61,900	1,652,730
Swift Transportation Co. *	110,900	1,554,818
Universal Truckload Services, Inc. *	7,300	184,252
US Airways Group, Inc. (c)*	233,600	3,947,840
Werner Enterprises, Inc.	64,643	1,484,203
Wesco Aircraft Holdings, Inc. *	24,000	396,240
XPO Logistics, Inc. (c)*	24,200	394,702

		50,338,390

Utilities 3.4%
ALLETE, Inc.	54,390	2,792,927
American DG Energy, Inc. (c)*	53,400	98,256
American States Water Co.	26,700	1,481,316
Artesian Resources Corp., Class A	10,500	247,485
Atlantic Power Corp.	168,900	793,830
Avista Corp.	85,912	2,409,832
Black Hills Corp.	62,298	2,921,153
Cadiz, Inc. *	16,200	95,418
California Water Service Group	67,074	1,344,834
CH Energy Group, Inc.	20,797	1,351,181
Chesapeake Utilities Corp.	13,800	736,368
Cleco Corp.	88,300	4,372,616
Connecticut Water Service, Inc.	15,000	427,200
Consolidated Water Co., Ltd.	19,500	194,415
Delta Natural Gas Co., Inc.	9,300	201,624
El Paso Electric Co.	58,716	2,199,501
Genie Energy Ltd., Class B	18,600	200,508
IDACORP, Inc.	72,900	3,587,409
MGE Energy, Inc.	33,960	1,896,666
Middlesex Water Co.	20,900	409,849
New Jersey Resources Corp.	60,000	2,832,000
Northwest Natural Gas Co.	37,895	1,685,191
NorthWestern Corp.	51,512	2,216,046
Ormat Technologies, Inc.	24,000	521,760
Otter Tail Corp.	51,209	1,597,721
Piedmont Natural Gas Co., Inc.	108,000	3,718,440
PNM Resources, Inc.	114,000	2,737,140

36 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Portland General Electric Co.	109,900	3,544,275
SJW Corp.	20,700	524,952
South Jersey Industries, Inc.	43,060	2,656,802
Southwest Gas Corp.	66,296	3,359,218
The Empire District Electric Co.	62,100	1,432,647
The Laclede Group, Inc.	31,777	1,484,304
UIL Holdings Corp.	73,110	3,044,300
Unitil Corp.	18,500	560,735
UNS Energy Corp.	57,317	2,920,874
WGL Holdings, Inc.	74,800	3,457,256
York Water Co.	17,000	318,750

		66,374,799

Total Common Stock
(Cost $1,425,295,460)		1,923,145,535

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (a)(b)*	138,800	—

Total Rights
(Cost $—)		—

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. (b)*	19,700	2,758

Total Warrants
(Cost $—)		2,758

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.5% of net assets

Time Deposit 2.3%
DNB
0.03%, 05/01/13	45,606,267	45,606,267

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.01%, 06/20/13 (d)(e)	100,000	99,990
0.03%, 06/20/13 (d)(e)	300,000	299,969
0.09%, 06/20/13 (d)(e)	2,002,000	2,001,793

		2,401,752

Total Short-Term Investments
(Cost $48,008,019)		48,008,019

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 4.5% of net assets

Wells Fargo Advantage Government Money Market Fund	89,167,306	89,167,306

Total Collateral Invested for Securities on Loan
(Cost $89,167,306)		89,167,306

End of Collateral Invested for Securities on Loan.

At 04/30/13 tax basis cost of the fund’s investments was $1,479,083,260 and the unrealized appreciation and depreciation were $611,940,951 and ($119,867,899), respectively, with a net unrealized appreciation of $492,073,052.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $2,758 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 06/21/13	450	42,529,500	651,224

See financial notes 37

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.0%		Common Stock	1,813,770,978	2,648,285,384
0.0%		Rights	—	—
0.0%		Warrants	—	4
1.8%		Short-Term Investments	49,546,906	49,546,906

99.8%		Total Investments	1,863,317,884	2,697,832,294
0.7%		Collateral Invested for Securities on Loan	19,140,972	19,140,972
(0	.5)%	Other Assets and Liabilities, Net		(14,184,574)

100.0%		Net Assets		2,702,788,692

	Number	Value
Security	of Shares	($)

Common Stock 98.0% of net assets

Automobiles & Components 1.0%
Allison Transmission Holdings, Inc.	5,200	118,612
American Axle & Manufacturing Holdings, Inc. *	8,300	110,971
BorgWarner, Inc. *	17,100	1,336,707
Cooper Tire & Rubber Co.	8,900	221,521
Dana Holding Corp.	19,500	336,375
Delphi Automotive plc	43,800	2,023,998
Dorman Products, Inc.	3,000	113,220
Drew Industries, Inc.	5,400	194,940
Exide Technologies *	24,400	20,669
Federal-Mogul Corp. *	12,900	96,492
Ford Motor Co.	593,436	8,136,008
General Motors Co. *	115,100	3,549,684
Gentex Corp.	20,600	463,500
Harley-Davidson, Inc.	33,500	1,830,775
Johnson Controls, Inc.	103,100	3,609,531
Lear Corp.	14,000	808,920
Modine Manufacturing Co. *	12,100	110,594
Standard Motor Products, Inc.	7,500	229,800
Stoneridge, Inc. *	13,100	99,167
Strattec Security Corp.	1,500	54,705
Tenneco, Inc. *	8,780	339,523
Tesla Motors, Inc. (d)*	10,700	577,693
The Goodyear Tire & Rubber Co. *	33,900	423,580
Thor Industries, Inc.	7,500	278,175
TRW Automotive Holdings Corp. *	17,600	1,057,232
Visteon Corp. *	8,000	470,320
Winnebago Industries, Inc. *	7,400	135,568

		26,748,280

Banks 3.2%
1st Source Corp.	5,528	130,074
Ameris Bancorp *	6,348	88,047
Arrow Financial Corp.	3,324	80,408
Associated Banc-Corp.	25,000	356,750
Astoria Financial Corp.	11,300	108,367
BancFirst Corp.	2,300	96,232
BancorpSouth, Inc.	10,112	161,792
Bank Mutual Corp.	18,268	94,628
Bank of Hawaii Corp.	6,500	309,985
Bank of the Ozarks, Inc.	5,600	229,208
BankUnited, Inc.	6,000	152,100
Banner Corp.	3,171	103,597
BB&T Corp.	107,958	3,321,868
BBCN Bancorp, Inc.	11,000	141,680
Beneficial Mutual Bancorp, Inc. *	10,500	89,775
Berkshire Bancorp, Inc.	3,600	31,068
Berkshire Hills Bancorp, Inc.	3,400	87,924
BOK Financial Corp.	3,740	233,713
Boston Private Financial Holdings, Inc.	12,129	116,924
Brookline Bancorp, Inc.	11,705	98,322
Bryn Mawr Bank Corp.	3,400	78,982
Camco Financial Corp. *	700	2,499
Camden National Corp.	2,500	83,475
Capital Bank Financial Corp., Class A *	3,500	62,545
Capital City Bank Group, Inc. *	6,875	85,938
CapitalSource, Inc.	32,900	294,455
Capitol Federal Financial, Inc.	21,963	260,042
Cardinal Financial Corp.	3,700	56,425
Cathay General Bancorp	9,200	181,332
Central Pacific Financial Corp. *	5,169	87,046
Century Bancorp, Inc., Class A	800	27,184
Chemical Financial Corp.	5,383	133,498
CIT Group, Inc. *	29,300	1,245,543
City Holding Co.	4,800	183,264
City National Corp.	7,000	400,610
Columbia Banking System, Inc.	9,951	213,648
Comerica, Inc.	27,659	1,002,639
Commerce Bancshares, Inc.	10,984	440,568
Community Bank System, Inc.	6,400	183,296
Community Trust Bancorp, Inc.	2,487	86,100
Cullen/Frost Bankers, Inc.	9,100	549,731
CVB Financial Corp.	10,311	112,081
Dime Community Bancshares, Inc.	6,875	98,106
Eagle Bancorp, Inc. *	2,800	64,764
East West Bancorp, Inc.	19,600	476,868
EverBank Financial Corp.	8,900	142,400
F.N.B. Corp.	19,661	223,939
Fifth Third Bancorp	132,714	2,260,119
First BanCorp *	26,579	157,082
First Busey Corp.	20,200	86,860
First Citizens BancShares, Inc., Class A	900	167,778
First Commonwealth Financial Corp.	13,504	96,554
First Financial Bancorp	10,339	158,910

38 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Financial Bankshares, Inc. (d)	6,000	296,460
First Financial Corp.	2,600	80,314
First Financial Holdings, Inc.	6,100	122,244
First Horizon National Corp.	32,816	341,286
First Interstate BancSystem, Inc.	3,600	73,152
First M&F Corp.	2,000	28,800
First Merchants Corp.	9,041	146,735
First Midwest Bancorp, Inc.	9,125	114,519
First Niagara Financial Group, Inc.	50,265	478,020
First Republic Bank	11,000	417,780
First United Corp. *	2,200	18,612
Firstmerit Corp.	24,489	419,497
Flagstar Bancorp, Inc. *	8,060	100,025
Flushing Financial Corp.	6,800	103,224
Fulton Financial Corp.	28,262	312,578
Glacier Bancorp, Inc.	10,497	193,670
Great Southern Bancorp, Inc.	3,400	89,658
Hancock Holding Co.	12,344	336,621
Hawthorn Bancshares, Inc.	876	10,258
Heartland Financial USA, Inc.	2,500	63,525
Heritage Financial Corp.	6,135	85,583
Home Bancshares, Inc.	3,300	131,076
Hudson City Bancorp, Inc.	69,231	575,310
Huntington Bancshares, Inc.	127,599	914,885
IBERIABANK Corp.	3,875	176,777
Independent Bank Corp.	3,000	93,120
Independent Bank Corp., Michigan *	431	3,047
International Bancshares Corp.	7,784	151,010
Investors Bancorp, Inc.	9,600	190,080
Kearny Financial Corp. *	9,000	88,650
KeyCorp	138,090	1,376,757
Lakeland Financial Corp.	3,700	99,160
M&T Bank Corp.	18,949	1,898,690
MainSource Financial Group, Inc.	5,535	70,128
MB Financial, Inc.	8,133	201,373
Merchants Bancshares, Inc.	3,650	110,741
MGIC Investment Corp. *	45,600	246,240
MutualFirst Financial, Inc.	2,000	32,140
National Bank Holdings Corp., Class A	1,500	27,090
National Penn Bancshares, Inc.	17,675	173,038
Nationstar Mortgage Holdings, Inc. (d)*	3,100	113,987
NBT Bancorp, Inc.	6,900	139,725
New York Community Bancorp, Inc.	64,985	880,547
North Valley Bancorp *	300	5,277
Northfield Bancorp, Inc.	5,365	63,092
Northrim BanCorp, Inc.	4,281	93,240
Northwest Bancshares, Inc.	11,250	137,812
OceanFirst Financial Corp.	7,150	101,601
Ocwen Financial Corp. *	16,420	600,644
OFG Bancorp	8,163	131,179
Old National Bancorp	16,800	204,624
Oritani Financial Corp.	6,000	92,820
PacWest Bancorp	6,000	166,380
Park National Corp. (d)	2,845	194,541
People’s United Financial, Inc.	49,587	652,565
Peoples Financial Corp.	3,000	38,250
Pinnacle Financial Partners, Inc. *	6,475	157,148
PNC Financial Services Group, Inc.	80,732	5,480,088
Popular, Inc. *	14,720	419,373
Premier Financial Bancorp, Inc.	2,645	32,269
PrivateBancorp, Inc.	8,000	153,440
Prosperity Bancshares, Inc.	6,400	294,016
Provident Financial Holdings, Inc.	4,350	70,470
Provident Financial Services, Inc.	7,917	121,368
Radian Group, Inc.	24,500	292,775
Regions Financial Corp.	209,062	1,774,936
Renasant Corp.	4,125	94,132
Republic Bancorp, Inc., Class A	6,521	144,766
Roma Financial Corp.	5,900	100,418
S&T Bancorp, Inc.	4,400	83,028
S.Y. Bancorp, Inc.	3,670	84,263
Sandy Spring Bancorp, Inc.	5,900	120,832
SCBT Financial Corp.	3,000	143,310
Seacoast Banking Corp. of Florida *	19,680	42,115
Shore Bancshares, Inc. *	1,250	8,750
Signature Bank *	6,700	479,787
Simmons First National Corp., Class A	4,000	98,080
Southside Bancshares, Inc.	4,515	96,531
Southwest Bancorp, Inc. *	7,800	103,116
State Bank Financial Corp.	6,200	91,202
StellarOne Corp.	6,000	89,940
Sterling Bancorp	9,018	101,723
Sterling Financial Corp.	5,000	109,000
Suffolk Bancorp *	4,600	71,944
Sun Bancorp, Inc. *	19,318	62,204
SunTrust Banks, Inc.	80,342	2,350,003
Susquehanna Bancshares, Inc.	27,568	321,719
SVB Financial Group *	6,400	455,104
Synovus Financial Corp.	110,700	297,783
Taylor Capital Group, Inc. *	3,400	49,810
TCF Financial Corp.	22,900	333,195
Texas Capital Bancshares, Inc. *	5,400	224,964
TFS Financial Corp. *	19,500	211,965
The First of Long Island Corp.	4,000	120,840
Timberland Bancorp, Inc.	2,000	16,500
Tompkins Financial Corp.	4,024	168,203
TowneBank	3,800	54,378
Tree.com, Inc.	4,444	90,969
TriCo Bancshares	5,400	94,338
TrustCo Bank Corp.	20,657	110,722
Trustmark Corp.	8,562	210,197
U.S. Bancorp	280,531	9,336,072
UMB Financial Corp.	5,274	265,493
Umpqua Holdings Corp.	15,743	188,916
Union First Market Bankshares Corp.	7,050	133,315
United Bankshares, Inc.	7,400	187,294
United Community Banks, Inc. *	11,678	127,874
Valley National Bancorp	30,542	274,573
ViewPoint Financial Group, Inc.	4,900	91,238
Walker & Dunlop, Inc. *	3,100	55,211
Washington Federal, Inc.	14,942	256,554
Washington Trust Bancorp, Inc.	3,600	96,300
Webster Financial Corp.	11,663	272,564
Wells Fargo & Co.	740,406	28,120,620
WesBanco, Inc.	4,456	111,534

See financial notes 39

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Westamerica Bancorp	5,200	225,628
Western Alliance Bancorp *	9,500	139,745
Wilshire Bancorp, Inc. *	9,900	63,261
Wintrust Financial Corp.	5,800	207,988
WSFS Financial Corp.	2,000	97,880
Zions Bancorp	27,525	677,665

		86,706,339

Capital Goods 7.7%
3M Co.	96,000	10,052,160
A.O. Smith Corp.	5,650	426,180
AAON, Inc.	4,569	129,805
AAR Corp.	5,000	89,300
Aceto Corp.	7,900	82,160
Actuant Corp., Class A	10,280	321,764
Acuity Brands, Inc.	6,000	437,760
AECOM Technology Corp. *	16,100	468,027
Aegion Corp. *	4,300	90,558
Aerosonic Corp. *	300	2,322
Aerovironment, Inc. *	4,200	81,312
AGCO Corp.	13,862	738,151
Air Lease Corp.	9,400	258,594
Aircastle Ltd.	14,100	196,836
Alamo Group, Inc.	2,500	100,175
Albany International Corp., Class A	3,918	113,818
Alliant Techsystems, Inc.	4,437	329,935
Altra Holdings, Inc.	4,300	114,595
American Railcar Industries, Inc.	2,800	99,988
American Science & Engineering, Inc.	2,000	128,960
American Superconductor Corp. (d)*	5,200	13,052
American Woodmark Corp. *	4,000	134,600
AMETEK, Inc.	35,925	1,462,507
Ampco-Pittsburgh Corp.	4,500	84,330
Apogee Enterprises, Inc.	6,600	168,168
Applied Industrial Technologies, Inc.	6,525	275,681
Armstrong World Industries, Inc. *	3,500	178,640
Astec Industries, Inc.	5,700	187,131
Astronics Corp. *	3,438	95,576
AZZ, Inc.	3,500	148,015
B/E Aerospace, Inc. *	15,500	972,470
Barnes Group, Inc.	6,600	183,282
Beacon Roofing Supply, Inc. *	6,600	251,658
Belden, Inc.	6,900	340,998
Blount International, Inc. *	6,200	86,118
Brady Corp., Class A	6,400	216,832
Breeze-Eastern Corp. *	500	4,250
Briggs & Stratton Corp.	6,500	146,185
Builders FirstSource, Inc. *	17,100	105,849
Carlisle Cos., Inc.	9,200	596,804
Caterpillar, Inc.	98,900	8,373,863
Chart Industries, Inc. *	4,400	373,164
CIRCOR International, Inc.	3,750	177,488
CLARCOR, Inc.	7,300	377,410
Coleman Cable, Inc.	4,500	67,500
Colfax Corp. *	9,400	438,698
Columbus McKinnon Corp. *	4,300	80,754
Comfort Systems USA, Inc.	7,700	98,791
Crane Co.	8,000	430,640
Cubic Corp.	4,500	193,365
Cummins, Inc.	26,400	2,808,696
Curtiss-Wright Corp.	6,600	216,744
Danaher Corp.	87,800	5,350,532
Deere & Co.	58,400	5,215,120
DigitalGlobe, Inc. *	12,322	359,679
Donaldson Co., Inc.	19,300	702,134
Dover Corp.	26,100	1,800,378
Ducommun, Inc. *	3,200	78,368
DXP Enterprises, Inc. *	1,700	113,696
Dycom Industries, Inc. *	5,300	102,396
Eaton Corp. plc	70,377	4,321,852
EMCOR Group, Inc.	9,400	351,560
Emerson Electric Co.	108,000	5,995,080
Encore Wire Corp.	2,500	81,875
EnerSys, Inc. *	7,500	343,800
Engility Holdings, Inc. *	4,116	98,619
EnPro Industries, Inc. *	3,000	147,840
ESCO Technologies, Inc.	3,900	140,283
Esterline Technologies Corp. *	4,400	330,176
Exelis, Inc.	27,400	306,058
Fastenal Co.	40,200	1,971,810
Federal Signal Corp. *	12,800	99,328
Flow International Corp. *	17,000	62,220
Flowserve Corp.	7,700	1,217,524
Fluor Corp.	24,300	1,384,614
Fortune Brands Home & Security, Inc. *	23,700	862,443
Foster Wheeler AG *	15,200	320,720
Franklin Electric Co., Inc.	5,600	181,272
FreightCar America, Inc.	2,500	52,200
FuelCell Energy, Inc. *	29,400	30,870
Furmanite Corp. *	7,200	45,720
Gardner Denver, Inc.	7,200	540,648
GATX Corp.	6,600	336,270
GenCorp, Inc. *	11,600	151,612
Generac Holdings, Inc.	6,900	247,917
General Cable Corp. *	6,700	231,016
General Dynamics Corp.	50,600	3,742,376
General Electric Co.	1,567,266	34,934,359
Gibraltar Industries, Inc. *	6,300	117,810
Graco, Inc.	8,812	533,390
GrafTech International Ltd. *	16,600	119,188
Granite Construction, Inc.	4,850	134,200
Great Lakes Dredge & Dock Corp.	11,600	80,272
Griffon Corp.	15,100	155,530
H&E Equipment Services, Inc.	6,800	138,448
Hardinge, Inc.	4,800	64,800
Harsco Corp.	11,300	246,679
HEICO Corp.	6,700	294,867
Hexcel Corp. *	14,500	442,250
Honeywell International, Inc.	118,262	8,696,987
Hubbell, Inc., Class B	7,900	758,084
Huntington Ingalls Industries, Inc.	6,972	368,819
Hyster-Yale Materials Handling, Inc.	2,300	120,037
IDEX Corp.	11,725	610,052
II-VI, Inc. *	7,600	117,572
Illinois Tool Works, Inc.	63,100	4,073,736
Ingersoll-Rand plc	41,500	2,232,700
Integrated Electrical Services, Inc. *	5,105	29,762

40 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ITT Corp.	13,500	372,600
Jacobs Engineering Group, Inc. *	19,000	959,120
John Bean Technologies Corp.	4,983	103,347
Joy Global, Inc.	16,350	924,102
Kadant, Inc.	3,001	83,038
Kaman Corp.	3,000	101,370
Kaydon Corp.	7,700	183,568
KBR, Inc.	21,000	631,680
Kennametal, Inc.	11,300	451,887
Kratos Defense & Security Solutions, Inc. *	10,180	51,816
L-3 Communications Holdings, Inc.	13,600	1,105,000
L.B. Foster Co., Class A	1,400	61,810
Lawson Products, Inc.	5,500	77,825
Layne Christensen Co. *	4,500	91,935
Lennox International, Inc.	6,771	419,802
Lincoln Electric Holdings, Inc.	11,800	622,568
Lindsay Corp.	1,800	138,276
Lockheed Martin Corp.	40,852	4,048,025
Lydall, Inc. *	5,500	78,870
Magnetek, Inc. *	1,650	25,757
Masco Corp.	53,300	1,036,152
MasTec, Inc. *	8,550	237,690
Meritor, Inc. *	22,600	131,080
Michael Baker Corp.	4,200	102,270
Middleby Corp. *	2,600	388,908
Moog, Inc., Class A *	5,787	267,417
MRC Global, Inc. *	10,200	305,490
MSC Industrial Direct Co., Inc., Class A	6,900	543,720
Mueller Industries, Inc.	5,400	279,612
Mueller Water Products, Inc., Class A	23,139	136,983
MYR Group, Inc. *	2,800	63,840
National Presto Industries, Inc. (d)	1,200	90,000
Navistar International Corp. *	11,600	384,192
NCI Building Systems, Inc. *	2,580	44,170
NN, Inc. *	1,800	16,218
Nordson Corp.	8,000	555,920
Nortek, Inc. *	1,800	129,348
Northrop Grumman Corp.	36,332	2,751,786
Omega Flex, Inc.	700	9,429
Orbital Sciences Corp. *	7,600	136,952
Oshkosh Corp. *	12,900	506,454
Owens Corning *	16,700	702,402
PACCAR, Inc.	52,625	2,619,672
Pall Corp.	16,600	1,107,386
Parker Hannifin Corp.	22,100	1,957,397
Pentair Ltd.	30,628	1,664,632
Polypore International, Inc. (d)*	6,100	255,773
Powell Industries, Inc. *	2,800	137,872
Precision Castparts Corp.	22,102	4,227,892
Preformed Line Products Co.	1,000	80,500
Primoris Services Corp.	6,900	152,076
Proto Labs, Inc. *	2,800	143,024
Quanex Building Products Corp.	5,625	91,519
Quanta Services, Inc. *	31,071	853,831
Raven Industries, Inc.	5,600	187,880
Raytheon Co.	49,200	3,019,896
RBC Bearings, Inc. *	3,000	144,300
Regal-Beloit Corp.	6,500	511,030
Rexnord Corp. *	9,300	169,446
Rockwell Automation, Inc.	20,800	1,763,424
Rockwell Collins, Inc.	20,900	1,315,028
Roper Industries, Inc.	14,700	1,758,855
Rush Enterprises, Inc., Class A *	4,600	105,294
Simpson Manufacturing Co., Inc.	6,200	178,188
Snap-on, Inc.	8,200	706,840
Solarcity Corp. (d)*	4,300	116,186
Spirit AeroSystems Holdings, Inc., Class A *	14,500	289,855
SPX Corp.	7,110	529,766
Standex International Corp.	3,000	158,700
Stanley Black & Decker, Inc.	24,652	1,844,216
Sun Hydraulics Corp.	3,000	98,250
TAL International Group, Inc.	3,900	161,460
Taser International, Inc. *	11,800	103,958
Tecumseh Products Co., Class A *	9,100	80,990
Teledyne Technologies, Inc. *	5,157	387,084
Tennant Co.	4,200	200,844
Terex Corp. *	16,100	460,460
Textainer Group Holdings Ltd.	2,500	96,675
Textron, Inc.	41,100	1,058,325
The Babcock & Wilcox Co.	17,400	473,280
The Boeing Co.	102,600	9,378,666
The Gorman-Rupp Co.	4,113	116,192
The Greenbrier Cos., Inc. *	5,800	130,848
The KEYW Holding Corp. *	4,800	65,232
The Manitowoc Co., Inc.	18,500	347,060
The Timken Co.	11,900	625,583
The Toro Co.	8,200	369,082
Thermon Group Holdings, Inc. *	3,500	68,600
Titan International, Inc.	6,925	154,497
Titan Machinery, Inc. *	3,600	81,216
TransDigm Group, Inc.	6,600	968,880
Trex Co., Inc. *	2,700	131,436
TriMas Corp. *	4,700	143,350
Trinity Industries, Inc.	13,650	576,166
Triumph Group, Inc.	7,000	559,300
Tutor Perini Corp. *	7,100	116,724
United Rentals, Inc. *	13,100	689,191
United Technologies Corp.	127,068	11,600,038
Universal Forest Products, Inc.	2,500	96,500
URS Corp.	10,700	469,944
USG Corp. *	12,500	324,875
Valmont Industries, Inc.	3,500	510,055
Vicor Corp. *	9,900	53,163
W.W. Grainger, Inc.	8,800	2,168,936
Wabash National Corp. *	11,200	105,616
WABCO Holdings, Inc. *	9,233	666,900
Wabtec Corp.	7,128	748,012
Watsco, Inc.	4,200	354,396
Watts Water Technologies, Inc., Class A	4,000	188,240
WESCO International, Inc. *	6,300	451,647
Woodward, Inc.	8,000	287,920
Xylem, Inc.	27,700	768,675

		207,020,380

Commercial & Professional Supplies 1.1%
A.T. Cross Co., Class A *	2,900	36,598
ABM Industries, Inc.	7,200	162,360
Acacia Research Corp. *	6,200	147,684

See financial notes 41

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Acco Brands Corp. *	15,378	103,802
AMREP Corp. *	2,500	22,625
ARC Document Solutions, Inc. *	7,000	22,470
Avery Dennison Corp.	14,600	605,170
Casella Waste Systems, Inc., Class A *	13,300	57,988
CDI Corp.	5,500	86,185
Cenveo, Inc. (d)*	7,300	14,892
Cintas Corp.	15,350	688,754
Clean Harbors, Inc. *	7,700	438,669
Compx International, Inc.	2,000	25,000
Consolidated Graphics, Inc. *	3,900	139,113
Copart, Inc. *	17,618	621,034
Covanta Holding Corp.	18,900	378,000
CRA International, Inc. *	4,200	77,448
Deluxe Corp.	6,800	259,352
EnergySolutions, Inc. *	18,500	76,405
Ennis, Inc.	6,500	99,905
Equifax, Inc.	17,695	1,082,934
Exponent, Inc.	1,900	100,130
FTI Consulting, Inc. *	5,700	188,784
G&K Services, Inc., Class A	4,100	192,659
GP Strategies Corp. *	1,500	33,075
Healthcare Services Group, Inc.	12,656	282,102
Heidrick & Struggles International, Inc.	5,000	66,100
Herman Miller, Inc.	8,700	218,283
HNI Corp.	6,400	220,352
Hudson Global, Inc. *	3,220	10,626
Huron Consulting Group, Inc. *	3,000	125,340
ICF International, Inc. *	2,800	75,908
IHS, Inc., Class A *	7,800	759,954
InnerWorkings, Inc. *	7,400	74,518
Insperity, Inc.	6,800	187,884
Interface, Inc.	8,400	140,616
Iron Mountain, Inc.	25,238	955,511
KAR Auction Services, Inc.	16,200	362,394
Kelly Services, Inc., Class A	5,700	97,014
Kforce, Inc.	7,105	107,428
Kimball International, Inc., Class B	9,100	83,629
Knoll, Inc.	7,000	108,920
Korn/Ferry International *	6,600	109,230
Manpowergroup, Inc.	11,191	594,914
Mastech Holdings, Inc.	540	3,942
McGrath RentCorp	4,600	142,876
Mine Safety Appliances Co.	4,700	225,600
Mistras Group, Inc. *	4,000	75,800
Mobile Mini, Inc. *	6,200	174,406
Multi-Color Corp.	4,625	119,602
Navigant Consulting, Inc. *	14,000	172,620
Nielsen Holdings N.V.	24,300	841,266
NL Industries, Inc.	7,800	87,906
On Assignment, Inc. *	6,500	157,755
Performant Financial Corp. *	7,700	74,921
Pitney Bowes, Inc. (d)	28,200	385,494
Quad Graphics, Inc. (d)	5,600	117,040
R.R. Donnelley & Sons Co. (d)	23,500	289,285
Republic Services, Inc.	44,245	1,507,870
Resources Connection, Inc.	11,300	128,368
Robert Half International, Inc.	21,000	689,220
Rollins, Inc.	9,218	224,182
RPX Corp. *	10,300	138,123
Steelcase, Inc., Class A	11,500	146,050
Stericycle, Inc. *	12,500	1,354,000
Team, Inc. *	3,000	116,280
Tetra Tech, Inc. *	12,031	316,295
The ADT Corp. *	33,866	1,477,912
The Advisory Board Co. *	4,600	226,090
The Brink’s Co.	7,100	188,221
The Corporate Executive Board Co.	4,700	264,892
The Dun & Bradstreet Corp.	6,940	613,843
The Standard Register Co. *	4,100	2,829
Towers Watson & Co., Class A	8,100	590,652
TRC Cos., Inc. *	3,350	20,234
TrueBlue, Inc. *	6,000	124,320
Tyco International Ltd.	69,433	2,230,188
UniFirst Corp.	2,100	191,205
United Stationers, Inc.	5,800	188,326
Verisk Analytics, Inc., Class A *	21,500	1,317,735
Viad Corp.	3,625	94,431
Virco Mfg. Corp. *	1,170	2,375
WageWorks, Inc. *	5,000	128,050
Waste Connections, Inc.	17,912	679,760
Waste Management, Inc.	65,100	2,667,798

		28,739,521

Consumer Durables & Apparel 1.5%
American Greetings Corp., Class A	8,500	156,740
Arctic Cat, Inc. *	2,400	107,976
Blyth, Inc. (d)	7,400	121,952
Brunswick Corp.	14,400	455,904
Callaway Golf Co.	12,800	85,760
Carter’s, Inc. *	8,000	523,120
Cavco Industries, Inc. *	1,610	73,448
Coach, Inc.	42,308	2,490,249
Columbia Sportswear Co. (d)	1,750	102,550
Crocs, Inc. *	15,000	240,300
CSS Industries, Inc.	4,800	137,568
D.R. Horton, Inc.	40,704	1,061,560
Deckers Outdoor Corp. *	5,200	286,624
Ethan Allen Interiors, Inc.	4,200	122,976
Fifth & Pacific Cos., Inc. *	15,900	327,858
Flexsteel Industries, Inc.	1,900	39,121
Foamex International, Inc. (a)(c)*	2,278	—
Fossil, Inc. *	7,662	751,795
Furniture Brands International, Inc. *	4,700	5,170
G-III Apparel Group Ltd. *	2,800	113,848
Garmin Ltd. (d)	17,400	610,392
Hanesbrands, Inc. *	13,847	694,566
Harman International Industries, Inc.	9,900	442,629
Hasbro, Inc.	16,500	781,605
Helen of Troy Ltd. *	5,000	174,400
Hovnanian Enterprises, Inc., Class A (d)*	20,000	109,000
Iconix Brand Group, Inc. *	9,600	275,040
iRobot Corp. *	7,300	212,357
JAKKS Pacific, Inc.	7,500	81,825
Jarden Corp. *	17,038	766,880
KB Home	10,900	245,686
Kid Brands, Inc. *	3,000	3,390

42 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
La-Z-Boy, Inc.	7,500	135,450
LeapFrog Enterprises, Inc. *	9,000	80,460
Leggett & Platt, Inc.	20,900	673,816
Lennar Corp., Class A	23,890	984,746
M.D.C. Holdings, Inc.	5,503	206,913
M/I Homes, Inc. *	3,000	73,800
Maidenform Brands, Inc. *	5,000	90,000
Marine Products Corp.	405	2,928
Mattel, Inc.	51,200	2,337,792
Meritage Homes Corp. *	3,900	190,281
Michael Kors Holdings Ltd. *	26,200	1,491,828
Mohawk Industries, Inc. *	9,219	1,022,203
Movado Group, Inc.	5,800	175,392
NACCO Industries, Inc., Class A	1,900	110,238
Nautilus, Inc. *	9,825	67,596
Newell Rubbermaid, Inc.	42,900	1,129,986
NIKE, Inc., Class B	108,900	6,926,040
NVR, Inc. *	700	721,000
Oxford Industries, Inc.	2,500	147,825
Perry Ellis International, Inc.	5,500	96,635
Polaris Industries, Inc.	9,100	784,329
PulteGroup, Inc. *	49,576	1,040,600
PVH Corp.	11,411	1,316,944
Quiksilver, Inc. *	25,900	174,307
Ralph Lauren Corp.	9,100	1,652,378
Skechers U.S.A., Inc., Class A *	6,500	135,070
Skyline Corp. *	2,600	11,778
Smith & Wesson Holding Corp. (d)*	12,400	108,872
Standard Pacific Corp. *	15,600	141,180
Stanley Furniture Co., Inc. *	6,875	27,156
Steven Madden Ltd. *	6,075	295,427
Sturm, Ruger & Co., Inc. (d)	2,700	138,429
Superior Uniform Group, Inc.	1,600	18,592
Tandy Brands Accessories, Inc. *	1,000	510
Tempur-Pedic International, Inc. *	8,000	388,000
The Jones Group, Inc.	12,156	170,184
The Ryland Group, Inc.	6,700	301,902
Toll Brothers, Inc. *	23,400	802,854
True Religion Apparel, Inc.	4,300	116,358
Tumi Holdings, Inc. *	9,200	211,876
Tupperware Brands Corp.	7,800	626,340
Under Armour, Inc., Class A *	10,900	622,172
Universal Electronics, Inc. *	5,200	119,496
Vera Bradley, Inc. (d)*	4,200	95,844
VF Corp.	13,000	2,316,860
Whirlpool Corp.	12,249	1,399,816
Wolverine World Wide, Inc.	7,800	372,606

		41,657,098

Consumer Services 2.2%
AFC Enterprises, Inc. *	3,900	124,332
Ambassadors Group, Inc.	3,400	11,390
American Public Education, Inc. *	5,600	187,768
Ameristar Casinos, Inc.	6,400	168,896
Apollo Group, Inc., Class A *	14,550	267,284
Ascent Capital Group, Inc., Class A *	3,116	207,183
Bally Technologies, Inc. *	5,900	314,352
Biglari Holdings, Inc. *	279	108,051
BJ’s Restaurants, Inc. *	3,000	102,900
Bloomin’ Brands, Inc. *	6,000	130,500
Bob Evans Farms, Inc.	4,200	182,028
Boyd Gaming Corp. (d)*	12,300	147,600
Bridgepoint Education, Inc. *	7,900	85,162
Brinker International, Inc.	12,350	480,415
Buffalo Wild Wings, Inc. *	3,000	270,000
Burger King Worldwide, Inc. (d)	12,200	220,088
Career Education Corp. *	25,114	55,000
Carnival Corp.	66,500	2,294,915
CEC Entertainment, Inc.	2,925	97,607
Chipotle Mexican Grill, Inc. *	4,600	1,670,674
Choice Hotels International, Inc.	3,800	148,428
Churchill Downs, Inc.	2,900	221,734
Coinstar, Inc. (d)*	5,000	264,050
Corinthian Colleges, Inc. *	21,700	43,400
Cracker Barrel Old Country Store, Inc.	3,446	285,122
Darden Restaurants, Inc.	19,000	980,970
Denny’s Corp. *	21,100	119,637
DeVry, Inc.	7,800	218,478
DineEquity, Inc.	3,000	213,720
Domino’s Pizza, Inc.	8,100	447,120
Dover Downs Gaming & Entertainment, Inc.	5,899	10,854
Dover Motorsports, Inc.	1,400	2,926
Dunkin’ Brands Group, Inc.	10,200	395,862
Education Management Corp. (d)*	19,600	111,132
Grand Canyon Education, Inc. *	5,000	127,850
H&R Block, Inc.	41,000	1,137,340
Hillenbrand, Inc.	8,800	221,144
Hyatt Hotels Corp., Class A *	7,900	337,172
International Game Technology	38,100	645,795
International Speedway Corp., Class A	3,245	106,663
Interval Leisure Group, Inc.	6,269	119,487
Isle of Capri Casinos, Inc. *	11,800	90,388
ITT Educational Services, Inc. (d)*	5,600	102,536
Jack in the Box, Inc. *	8,400	301,140
K12, Inc. (d)*	4,900	124,803
Krispy Kreme Doughnuts, Inc. *	14,100	192,606
Lakes Entertainment, Inc. *	6,800	21,488
Las Vegas Sands Corp.	52,800	2,970,000
Learning Tree International, Inc. *	1,400	5,250
LIFE TIME FITNESS, Inc. *	5,500	253,990
Luby’s, Inc. *	6,900	46,989
Marriott International, Inc., Class A	36,708	1,580,646
Marriott Vacations Worldwide Corp. *	4,080	185,558
Matthews International Corp., Class A	2,900	106,749
McDonald’s Corp.	151,109	15,434,273
MGM Resorts International *	52,300	738,476
Monarch Casino & Resort, Inc. *	8,000	102,960
MTR Gaming Group, Inc. *	5,800	20,010
Multimedia Games Holding Co., Inc. *	5,500	135,630
Orient-Express Hotels Ltd., Class A *	12,600	127,260
Panera Bread Co., Class A *	4,200	744,366
Papa John’s International, Inc. *	3,400	214,200
Penn National Gaming, Inc. *	9,800	573,790
Pinnacle Entertainment, Inc. *	6,800	129,608

See financial notes 43

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Regis Corp.	6,900	129,375
Royal Caribbean Cruises Ltd.	21,000	767,130
Ruby Tuesday, Inc. *	13,200	127,248
Scientific Games Corp., Class A *	22,200	197,136
Service Corp. International	30,100	508,088
SHFL Entertainment, Inc. *	8,012	126,590
Six Flags Entertainment Corp.	7,800	568,386
Sonic Corp. *	7,968	99,839
Sotheby’s	9,838	349,052
Speedway Motorsports, Inc.	6,700	120,801
Starbucks Corp.	112,900	6,868,836
Starwood Hotels & Resorts Worldwide, Inc.	29,230	1,885,920
Steiner Leisure Ltd. *	3,000	145,290
Stewart Enterprises, Inc., Class A	10,000	89,100
Strayer Education, Inc. (d)	1,700	80,512
Texas Roadhouse, Inc.	8,300	195,050
The Cheesecake Factory, Inc.	7,087	282,204
The Wendy’s Co.	50,775	288,910
Vail Resorts, Inc.	5,300	319,590
Weight Watchers International, Inc.	3,800	160,246
WMS Industries, Inc. *	8,250	209,385
Wyndham Worldwide Corp.	20,944	1,258,316
Wynn Resorts Ltd.	12,400	1,702,520
Yum! Brands, Inc.	68,400	4,659,408

		58,626,677

Diversified Financials 5.8%
Affiliated Managers Group, Inc. *	7,600	1,183,168
American Express Co.	145,250	9,936,552
Ameriprise Financial, Inc.	30,930	2,305,213
Asset Acceptance Capital Corp. *	2,500	16,175
ASTA Funding, Inc.	6,000	56,340
Atlanticus Holdings Corp. *	4,629	17,127
Bank of America Corp.	1,623,056	19,979,819
BGC Partners, Inc., Class A	28,300	161,876
BlackRock, Inc.	19,000	5,063,500
Calamos Asset Management, Inc., Class A	5,000	56,750
Capital One Financial Corp.	86,810	5,015,882
Cash America International, Inc.	4,100	178,883
CBOE Holdings, Inc.	11,800	442,854
Citigroup, Inc.	458,028	21,371,586
CME Group, Inc.	45,750	2,784,345
Cohen & Steers, Inc.	5,400	213,354
Cowen Group, Inc., Class A *	11,889	30,436
Credit Acceptance Corp. *	1,300	130,429
DFC Global Corp. *	9,750	131,625
Discover Financial Services	75,350	3,295,809
E*TRADE Financial Corp. *	37,533	386,215
Eaton Vance Corp.	16,600	662,008
Encore Capital Group, Inc. *	5,600	159,544
Evercore Partners, Inc., Class A	6,500	245,375
Ezcorp, Inc., Class A *	8,500	143,650
FBR & Co. *	1,000	20,830
Federated Investors, Inc., Class B	14,650	336,364
Financial Engines, Inc.	5,700	207,309
First Cash Financial Services, Inc. *	3,800	195,586
Franklin Resources, Inc.	20,600	3,185,996
GAMCO Investors, Inc., Class A	3,200	168,000
GFI Group, Inc.	18,700	74,987
Greenhill & Co., Inc.	4,500	207,855
HFF, Inc., Class A	5,900	123,605
ICG Group, Inc. *	8,050	95,554
Interactive Brokers Group, Inc., Class A	7,600	114,456
IntercontinentalExchange, Inc. *	10,800	1,759,644
INTL FCStone, Inc. *	4,437	75,961
Invesco Ltd.	64,700	2,053,578
Investment Technology Group, Inc. *	8,050	87,665
Janus Capital Group, Inc.	26,200	233,704
JPMorgan Chase & Co.	576,844	28,271,124
Knight Capital Group, Inc., Class A *	46,600	164,964
Legg Mason, Inc.	19,050	606,933
Leucadia National Corp.	44,250	1,366,882
LPL Financial Holdings, Inc.	7,700	266,112
MarketAxess Holdings, Inc.	5,300	224,296
MicroFinancial, Inc.	1,900	15,371
Moody’s Corp.	28,700	1,746,395
Morgan Stanley	204,400	4,527,460
MSCI, Inc. *	17,000	579,700
Nelnet, Inc., Class A	3,700	125,800
Netspend Holdings, Inc. *	11,800	188,328
NewStar Financial, Inc. *	13,500	161,325
Northern Trust Corp.	31,800	1,714,656
NYSE Euronext	35,400	1,373,874
PHH Corp. *	7,186	151,481
PICO Holdings, Inc. *	3,700	80,290
Piper Jaffray Cos., Inc. *	3,950	133,352
Portfolio Recovery Associates, Inc. *	2,400	294,600
Raymond James Financial, Inc.	15,850	656,507
Resource America, Inc., Class A	4,000	36,880
SEI Investments Co.	19,400	556,004
SLM Corp.	68,300	1,410,395
State Street Corp.	69,383	4,056,824
Stifel Financial Corp. *	8,685	279,831
SWS Group, Inc. *	8,211	46,721
T. Rowe Price Group, Inc.	38,000	2,755,000
TD Ameritrade Holding Corp.	32,300	643,093
The Bank of New York Mellon Corp.	174,334	4,919,705
The Charles Schwab Corp. (b)	163,626	2,775,097
The First Marblehead Corp. *	7,500	9,225
The Goldman Sachs Group, Inc.	65,900	9,626,013
The McGraw-Hill Cos., Inc.	41,100	2,223,921
The NASDAQ OMX Group, Inc.	17,100	504,108
Virtus Investment Partners, Inc. *	875	167,125
Waddell & Reed Financial, Inc., Class A	12,250	525,158
Walter Investment Management Corp. *	5,325	178,707
Westwood Holdings Group, Inc.	4,285	187,255
WisdomTree Investments, Inc. *	12,000	139,200
World Acceptance Corp. *	1,800	159,948

		156,759,269

Energy 9.6%
Abraxas Petroleum Corp. *	36,200	81,088

44 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Adams Resources & Energy, Inc.	2,300	114,287
Alon USA Energy, Inc.	8,700	144,420
Alpha Natural Resources, Inc. *	29,330	217,629
Anadarko Petroleum Corp.	75,860	6,429,894
Apache Corp.	58,872	4,349,463
Apco Oil & Gas International, Inc. *	6,500	65,715
Approach Resources, Inc. *	4,000	94,880
Arch Coal, Inc. (d)	26,500	128,525
Atwood Oceanics, Inc. *	8,000	392,400
Baker Hughes, Inc.	65,550	2,975,315
Basic Energy Services, Inc. *	8,500	116,705
Berry Petroleum Co., Class A	6,600	316,206
Bill Barrett Corp. *	6,700	133,062
Bonanza Creek Energy, Inc. *	3,800	130,530
Bristow Group, Inc.	5,000	316,000
C&J Energy Services, Inc. *	5,500	108,845
Cabot Oil & Gas Corp.	31,000	2,109,550
Cal Dive International, Inc. (d)*	25,200	42,084
Callon Petroleum Co. *	18,200	65,156
Cameron International Corp. *	36,847	2,267,933
CARBO Ceramics, Inc.	2,700	190,755
Carrizo Oil & Gas, Inc. *	5,100	123,522
Cheniere Energy, Inc. *	32,000	911,360
Chesapeake Energy Corp.	81,000	1,582,740
Chevron Corp.	292,839	35,729,286
Cimarex Energy Co.	12,808	937,289
Clayton Williams Energy, Inc. *	2,500	96,500
Clean Energy Fuels Corp. (d)*	9,200	121,348
Cloud Peak Energy, Inc. *	8,700	169,998
Cobalt International Energy, Inc. *	26,500	740,410
Comstock Resources, Inc. *	6,400	100,224
Concho Resources, Inc. *	15,200	1,309,176
ConocoPhillips	184,923	11,178,595
CONSOL Energy, Inc.	34,000	1,143,760
Contango Oil & Gas Co.	2,000	75,240
Continental Resources, Inc. *	8,500	679,320
Crosstex Energy, Inc.	6,200	114,142
CVR Energy, Inc.	2,500	123,175
Delek US Holdings, Inc.	6,300	227,367
Denbury Resources, Inc. *	57,225	1,023,755
Devon Energy Corp.	56,160	3,092,170
Diamond Offshore Drilling, Inc.	9,900	684,090
Dresser-Rand Group, Inc. *	10,600	589,466
Dril-Quip, Inc. *	6,100	510,631
Energen Corp.	10,200	483,684
ENGlobal Corp. *	4,000	1,560
Ensco plc, Class A	34,700	2,001,496
EOG Resources, Inc.	40,600	4,919,096
EPL Oil & Gas, Inc. *	4,900	160,083
EQT Corp.	23,200	1,742,784
Era Group, Inc. *	2,850	65,123
EXCO Resources, Inc.	22,000	159,720
Exterran Holdings, Inc. *	10,720	283,222
Exxon Mobil Corp.	675,334	60,097,973
FMC Technologies, Inc. *	35,164	1,909,405
Forest Oil Corp. *	12,450	52,166
Forum Energy Technologies, Inc. *	6,800	189,108
Geospace Technologies Corp. *	1,800	151,866
Goodrich Petroleum Corp. *	9,800	127,792
Gulf Island Fabrication, Inc.	4,100	84,296
GulfMark Offshore, Inc., Class A	4,100	170,642
Gulfport Energy Corp. *	10,900	568,871
Halcon Resources Corp. (d)*	22,300	145,842
Halliburton Co.	139,600	5,970,692
Harvest Natural Resources, Inc. *	9,300	30,504
Helix Energy Solutions Group, Inc. *	14,064	324,035
Helmerich & Payne, Inc.	15,600	914,472
Hercules Offshore, Inc. *	22,900	168,773
Hess Corp.	45,500	3,284,190
HollyFrontier Corp.	29,854	1,476,280
Hornbeck Offshore Services, Inc. *	5,000	224,600
Houston American Energy Corp. *	4,000	764
ION Geophysical Corp. *	13,900	86,736
James River Coal Co. (d)*	15,700	25,905
Key Energy Services, Inc. *	22,300	132,462
Kinder Morgan, Inc.	96,115	3,758,096
KiOR, Inc., Class A (d)*	15,300	74,511
Kodiak Oil & Gas Corp. *	37,100	290,493
Laredo Petroleum Holdings, Inc. *	11,100	190,920
Lufkin Industries, Inc.	4,700	414,963
Magnum Hunter Resources Corp. (d)*	22,939	62,394
Marathon Oil Corp.	107,908	3,525,354
Marathon Petroleum Corp.	50,204	3,933,985
Matador Resources Co. *	12,100	119,427
Matrix Service Co. *	8,000	120,240
McDermott International, Inc. *	32,400	346,032
McMoRan Exploration Co. *	14,100	233,355
Midstates Petroleum Co, Inc. *	14,400	83,088
Murphy Oil Corp.	27,500	1,707,475
Nabors Industries Ltd.	40,834	603,935
National Oilwell Varco, Inc.	64,722	4,221,169
Natural Gas Services Group, Inc. *	7,500	151,425
Newfield Exploration Co. *	18,800	409,652
Newpark Resources, Inc. *	11,500	120,750
Noble Corp.	37,700	1,413,750
Noble Energy, Inc.	27,518	3,117,514
Northern Oil & Gas, Inc. *	8,200	105,698
Oasis Petroleum, Inc. *	9,900	338,877
Occidental Petroleum Corp.	120,920	10,793,319
Oceaneering International, Inc.	16,000	1,122,720
Oil States International, Inc. *	7,700	688,072
Panhandle Oil & Gas, Inc., Class A	3,100	88,288
Parker Drilling Co. *	18,300	75,396
Patterson-UTI Energy, Inc.	21,500	453,435
PBF Energy, Inc.	3,000	91,350
PDC Energy, Inc. *	4,000	173,200
Peabody Energy Corp.	39,100	784,346
Penn Virginia Corp.	12,200	49,166
PetroQuest Energy, Inc. *	13,200	56,496
PHI, Inc. - Non Voting Shares *	4,000	111,080
Phillips 66	93,361	5,690,353
Pioneer Energy Services Corp. *	13,100	92,355
Pioneer Natural Resources Co.	19,733	2,411,965
Plains Exploration & Production Co. *	18,765	848,178
QEP Resources, Inc.	26,000	746,460
Quicksilver Resources, Inc. (d)*	36,100	90,972
Range Resources Corp.	24,100	1,771,832
Rentech, Inc.	37,400	77,418
Resolute Energy Corp. *	11,900	109,718
REX American Resources Corp. *	4,875	91,114
Rex Energy Corp. *	8,000	128,560

See financial notes 45

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rosetta Resources, Inc. *	7,500	321,825
Rowan Cos. plc, Class A *	17,500	569,275
RPC, Inc.	9,318	123,370
Sanchez Energy Corp. (d)*	4,500	81,495
SandRidge Energy, Inc. (d)*	49,331	253,561
Schlumberger Ltd.	200,160	14,897,909
SEACOR Holdings, Inc.	2,850	205,514
SemGroup Corp., Class A *	6,000	311,100
SM Energy Co.	9,200	561,200
Solazyme, Inc. (d)*	12,100	110,110
Southwestern Energy Co. *	53,900	2,016,938
Spectra Energy Corp.	99,378	3,133,388
Stone Energy Corp. *	7,383	145,667
Superior Energy Services, Inc. *	22,399	617,988
Swift Energy Co. *	5,500	71,170
Targa Resources Corp.	4,000	263,040
Teekay Corp.	6,000	213,600
Tesco Corp. *	7,000	85,400
Tesoro Corp.	20,500	1,094,700
TETRA Technologies, Inc. *	12,100	110,473
The Williams Cos., Inc.	103,660	3,952,556
Tidewater, Inc.	7,700	403,865
Transocean Ltd. *	53,600	2,758,792
Ultra Petroleum Corp. *	21,500	460,100
Unit Corp. *	7,400	311,022
USEC, Inc. (d)*	68,600	21,952
VAALCO Energy, Inc. *	12,600	84,672
Valero Energy Corp.	84,480	3,406,234
Verenium Corp. (d)*	91	209
W&T Offshore, Inc.	7,500	87,600
Warren Resources, Inc. *	22,100	58,123
Weatherford International Ltd. *	112,400	1,437,596
Western Refining, Inc.	7,700	238,007
Westmoreland Coal Co. *	9,600	115,872
Whiting Petroleum Corp. *	17,400	774,300
World Fuel Services Corp.	10,200	413,610
WPX Energy, Inc. *	28,053	438,468

		260,047,745

Food & Staples Retailing 2.0%
Arden Group, Inc., Class A	600	59,340
Casey’s General Stores, Inc.	5,100	295,341
Costco Wholesale Corp.	65,700	7,123,851
CVS Caremark Corp.	185,990	10,820,898
Harris Teeter Supermarkets, Inc.	7,200	300,888
Ingles Markets, Inc., Class A	3,900	83,148
Nash Finch Co.	3,200	65,760
PriceSmart, Inc.	3,500	312,305
Rite Aid Corp. *	105,600	279,840
Safeway, Inc.	37,500	844,500
Spartan Stores, Inc.	2,400	40,272
SUPERVALU, Inc.	24,332	142,099
Susser Holdings Corp. *	2,500	132,925
Sysco Corp.	87,736	3,058,477
The Andersons, Inc.	2,400	130,848
The Fresh Market, Inc. *	5,800	237,394
The Kroger Co.	76,700	2,636,946
The Pantry, Inc. *	6,000	87,660
United Natural Foods, Inc. *	6,800	339,592
Wal-Mart Stores, Inc.	252,100	19,593,212
Walgreen Co.	129,600	6,416,496
Weis Markets, Inc.	2,400	100,392
Whole Foods Market, Inc.	25,700	2,269,824

		55,372,008

Food, Beverage & Tobacco 5.3%
Alico, Inc.	2,000	83,620
Alliance One International, Inc. *	24,600	92,250
Altria Group, Inc.	302,100	11,029,671
Annie’s, Inc. *	1,800	68,022
Archer-Daniels-Midland Co.	98,258	3,334,877
B&G Foods, Inc.	7,400	228,364
Beam, Inc.	23,500	1,520,685
Boulder Brands, Inc. *	9,100	81,991
Brown-Forman Corp., Class B	23,435	1,652,167
Bunge Ltd.	21,300	1,538,073
Campbell Soup Co.	26,400	1,225,224
Chiquita Brands International, Inc. *	13,900	119,957
Coca-Cola Bottling Co. Consolidated	1,300	79,950
Coca-Cola Enterprises, Inc.	41,000	1,501,830
ConAgra Foods, Inc.	63,593	2,249,284
Constellation Brands, Inc., Class A *	22,100	1,090,635
Darling International, Inc. *	15,500	286,905
Dean Foods Co. *	27,113	518,943
Diamond Foods, Inc. *	5,200	78,416
Dole Food Co., Inc. *	8,300	89,308
Dr Pepper Snapple Group, Inc.	30,800	1,503,964
Farmer Brothers Co. *	4,500	68,175
Flowers Foods, Inc.	17,737	584,257
Fresh Del Monte Produce, Inc.	4,200	106,722
General Mills, Inc.	97,500	4,915,950
Green Mountain Coffee Roasters, Inc. (d)*	18,350	1,053,290
Griffin Land & Nurseries, Inc.	300	8,955
H.J. Heinz Co.	47,800	3,461,676
Hillshire Brands Co.	17,000	610,470
Hormel Foods Corp.	21,400	883,178
Ingredion, Inc.	11,800	849,718
J&J Snack Foods Corp.	2,093	157,017
John B. Sanfilippo & Son, Inc.	5,000	104,900
Kellogg Co.	36,900	2,399,976
Kraft Foods Group, Inc.	89,604	4,613,710
Lancaster Colony Corp.	3,400	268,362
Limoneira Co.	2,900	54,027
Lorillard, Inc.	57,944	2,485,218
McCormick & Co., Inc. - Non Voting Shares	19,600	1,410,024
Mead Johnson Nutrition Co.	30,000	2,432,700
Molson Coors Brewing Co., Class B	23,000	1,186,800
Mondelez International, Inc., Class A	268,313	8,438,444
Monster Beverage Corp. *	21,600	1,218,240
National Beverage Corp.	6,400	94,272
PepsiCo, Inc.	232,558	19,179,058
Philip Morris International, Inc.	248,400	23,744,556
Pilgrim’s Pride Corp. *	12,466	122,042
Post Holdings, Inc. *	4,650	203,624
Primo Water Corp. *	1,000	1,270

46 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Reynolds American, Inc.	48,328	2,291,714
Rocky Mountain Chocolate Factory, Inc.	3,427	41,878
Sanderson Farms, Inc.	2,850	174,591
Seaboard Corp.	100	274,598
Smithfield Foods, Inc. *	19,800	506,880
Snyders-Lance, Inc.	8,900	224,102
The Boston Beer Co., Inc., Class A *	1,200	203,184
The Coca-Cola Co.	577,900	24,462,507
The Hain Celestial Group, Inc. *	6,306	411,466
The Hershey Co.	23,200	2,068,512
The JM Smucker Co.	15,846	1,635,783
Tootsie Roll Industries, Inc. (d)	4,070	127,106
TreeHouse Foods, Inc. *	4,922	313,581
Tyson Foods, Inc., Class A	41,840	1,030,519
Universal Corp.	4,800	276,240
Vector Group Ltd.	7,900	128,849

		143,202,277

Health Care Equipment & Services 4.3%
Abaxis, Inc.	2,800	119,532
Abbott Laboratories	235,805	8,705,921
ABIOMED, Inc. *	7,800	144,066
Acadia Healthcare Co., Inc. *	4,000	126,200
Accretive Health, Inc. *	17,700	186,558
Accuray, Inc. (d)*	21,200	93,280
Aetna, Inc.	49,900	2,866,256
Air Methods Corp.	4,500	164,655
Alere, Inc. *	12,441	319,485
Align Technology, Inc. *	10,100	334,512
Alliance HealthCare Services, Inc. *	360	4,590
Allscripts Healthcare Solutions, Inc. *	23,460	324,686
Amedisys, Inc. *	10,834	108,773
AmerisourceBergen Corp.	35,796	1,937,280
AMN Healthcare Services, Inc. *	10,010	137,437
AmSurg Corp. *	4,300	144,308
Analogic Corp.	1,400	111,272
Antares Pharma, Inc. (d)*	28,100	106,499
ArthroCare Corp. *	3,000	103,950
Assisted Living Concepts, Inc., Class A	7,100	84,632
athenahealth, Inc. *	5,200	500,552
Baxter International, Inc.	81,918	5,723,611
Becton, Dickinson & Co.	29,400	2,772,420
Bio-Reference Laboratories, Inc. (d)*	3,500	89,250
BioScrip, Inc. *	8,372	116,036
Boston Scientific Corp. *	201,068	1,505,999
Brookdale Senior Living, Inc. *	14,300	368,797
C.R. Bard, Inc.	11,700	1,162,512
Cantel Medical Corp.	5,356	169,303
Cardinal Health, Inc.	50,660	2,240,185
CareFusion Corp. *	32,780	1,096,163
Centene Corp. *	7,000	323,400
Cerner Corp. *	21,600	2,090,232
Chemed Corp.	3,900	318,318
Chindex International, Inc. *	6,100	83,570
Cigna Corp.	42,300	2,798,991
Community Health Systems, Inc.	13,500	615,195
Computer Programs & Systems, Inc.	1,900	99,674
Conceptus, Inc. *	8,400	260,484
CONMED Corp.	4,200	131,586
CorVel Corp. *	2,850	135,290
Coventry Health Care, Inc.	19,937	987,878
Covidien plc	71,600	4,570,944
Cross Country Healthcare, Inc. *	12,500	62,500
CryoLife, Inc.	9,050	54,300
Cyberonics, Inc. *	4,200	182,364
DaVita HealthCare Partners, Inc. *	12,350	1,465,327
DENTSPLY International, Inc.	21,000	889,350
DexCom, Inc. *	8,600	141,126
Edwards Lifesciences Corp. *	17,100	1,090,809
Emeritus Corp. *	5,400	138,780
Endologix, Inc. *	7,600	114,152
ExamWorks Group, Inc. *	6,200	112,220
Express Scripts Holding Co. *	123,663	7,341,872
Five Star Quality Care, Inc. *	14,335	67,805
Gentiva Health Services, Inc. *	9,150	95,984
Globus Medical, Inc., Class A (d)*	7,900	120,238
Greatbatch, Inc. *	4,100	114,554
Greenway Medical Technologies (d)*	5,800	78,126
Haemonetics Corp. *	7,400	284,900
Hanger, Inc. *	5,400	164,106
HCA Holdings, Inc.	36,200	1,444,018
Health Management Associates, Inc., Class A *	37,400	429,726
Health Net, Inc. *	11,100	326,340
HealthSouth Corp. *	13,500	371,250
HealthStream, Inc. *	3,500	80,360
Healthways, Inc. *	8,100	112,509
Henry Schein, Inc. *	13,100	1,184,240
Hill-Rom Holdings, Inc.	7,800	265,746
HMS Holdings Corp. *	12,200	307,562
Hologic, Inc. *	38,912	792,637
Humana, Inc.	23,400	1,734,174
ICU Medical, Inc. *	1,750	105,438
IDEXX Laboratories, Inc. *	8,000	703,680
Insulet Corp. *	6,800	171,632
Integra LifeSciences Holdings Corp. *	3,100	108,593
Intuitive Surgical, Inc. *	5,950	2,929,125
Invacare Corp.	6,000	80,700
IPC The Hospitalist Co., Inc. *	2,000	91,240
Kindred Healthcare, Inc. *	9,208	96,592
Laboratory Corp. of America Holdings *	13,700	1,279,032
Landauer, Inc.	2,100	117,327
LCA-Vision, Inc. *	2,500	8,500
LeMaitre Vascular, Inc.	6,800	41,208
LifePoint Hospitals, Inc. *	6,707	321,936
Magellan Health Services, Inc. *	3,907	199,882
MAKO Surgical Corp. (d)*	7,800	82,602
Masimo Corp.	8,500	170,510
McKesson Corp.	34,900	3,693,118
MedAssets, Inc. *	6,000	112,380
Medical Action Industries, Inc. *	6,250	50,813
Medidata Solutions, Inc. *	3,400	225,624
MEDNAX, Inc. *	7,200	638,856

See financial notes 47

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Medtronic, Inc.	153,074	7,145,494
Meridian Bioscience, Inc.	5,850	118,697
Merit Medical Systems, Inc. *	10,277	99,379
Molina Healthcare, Inc. *	3,750	124,500
MWI Veterinary Supply, Inc. *	1,700	200,107
National Healthcare Corp.	2,100	97,503
Natus Medical, Inc. *	7,600	95,076
Neogen Corp. *	3,105	157,827
NuVasive, Inc. *	10,000	209,700
NxStage Medical, Inc. *	8,400	93,828
Omnicare, Inc.	16,100	704,697
Omnicell, Inc. *	7,400	133,348
OraSure Technologies, Inc. *	12,200	54,412
Orthofix International N.V. *	2,800	90,720
Owens & Minor, Inc.	9,100	296,387
Patterson Cos., Inc.	13,100	497,145
PDI, Inc. *	2,900	13,253
PharMerica Corp. *	5,913	76,219
Quality Systems, Inc.	5,700	101,859
Quest Diagnostics, Inc.	23,520	1,324,882
Quidel Corp. *	5,200	116,064
ResMed, Inc. (d)	21,200	1,018,024
RTI Biologics, Inc. *	18,100	72,038
Select Medical Holdings Corp.	22,600	186,450
Sirona Dental Systems, Inc. *	9,200	676,568
Spectranetics Corp. *	6,700	124,955
St. Jude Medical, Inc.	42,200	1,739,484
STERIS Corp.	8,200	341,038
Stryker Corp.	43,100	2,826,498
SurModics, Inc. *	4,200	111,090
Symmetry Medical, Inc. *	8,200	97,744
Team Health Holdings, Inc. *	5,500	205,040
Teleflex, Inc.	5,900	460,967
Tenet Healthcare Corp. *	15,512	703,624
The Cooper Cos., Inc.	6,981	770,702
The Ensign Group, Inc.	3,000	104,610
The Providence Service Corp. *	4,800	84,048
Thoratec Corp. *	8,636	312,623
Triple-S Management Corp., Class B *	5,300	95,559
U.S. Physical Therapy, Inc.	3,500	83,510
Unilife Corp. (d)*	29,100	57,618
UnitedHealth Group, Inc.	154,480	9,257,986
Universal American Corp.	20,600	176,130
Universal Health Services, Inc., Class B	12,900	859,011
Utah Medical Products, Inc.	2,500	110,825
Vanguard Health Systems, Inc. *	10,500	153,615
Varian Medical Systems, Inc. *	15,800	1,029,212
VCA Antech, Inc. *	12,400	298,840
Vocera Communications, Inc. *	3,700	73,260
Volcano Corp. *	7,500	152,175
WellCare Health Plans, Inc. *	6,200	361,522
WellPoint, Inc.	45,323	3,304,953
West Pharmaceutical Services, Inc.	4,600	293,756
Wright Medical Group, Inc. *	8,600	201,584
Zimmer Holdings, Inc.	25,900	1,980,055

		115,156,356

Household & Personal Products 2.1%
Avon Products, Inc.	64,500	1,493,820
Central Garden & Pet Co., Class A *	8,600	75,680
Church & Dwight Co., Inc.	20,400	1,303,356
Colgate-Palmolive Co.	66,300	7,916,883
Elizabeth Arden, Inc. *	3,500	143,325
Energizer Holdings, Inc.	9,333	901,474
Harbinger Group, Inc. *	19,100	172,664
Herbalife Ltd. (d)	15,600	619,476
Inter Parfums, Inc.	5,613	162,609
Kimberly-Clark Corp.	58,339	6,020,001
Medifast, Inc. *	3,500	91,700
Nu Skin Enterprises, Inc., Class A	8,300	421,059
Nutraceutical International Corp.	5,000	92,350
Oil-Dri Corp. of America	1,600	44,016
Orchids Paper Products Co.	2,500	57,500
Prestige Brands Holdings, Inc. *	6,500	175,175
Revlon, Inc., Class A *	5,400	104,490
Spectrum Brands Holdings, Inc.	3,500	196,000
The Clorox Co.	19,300	1,664,625
The Estee Lauder Cos., Inc., Class A	35,800	2,482,730
The Female Health Co.	7,500	57,525
The Procter & Gamble Co.	411,715	31,607,361
WD-40 Co.	1,600	86,288

		55,890,107

Insurance 4.2%
ACE Ltd.	51,500	4,590,710
Aflac, Inc.	71,500	3,892,460
Alleghany Corp. *	2,440	960,726
Allied World Assurance Co. Holdings AG	4,900	444,969
American Equity Investment Life Holding Co.	6,400	97,536
American Financial Group, Inc.	10,750	518,903
American International Group, Inc. *	222,896	9,232,352
American National Insurance Co.	1,300	122,239
American Safety Insurance Holdings Ltd. *	3,000	72,240
AMERISAFE, Inc.	4,000	130,640
AmTrust Financial Services, Inc. (d)	3,750	118,725
Aon plc	47,096	2,842,244
Arch Capital Group Ltd. *	20,700	1,098,342
Argo Group International Holdings Ltd.	4,556	188,846
Arthur J. Gallagher & Co.	18,400	781,080
Aspen Insurance Holdings Ltd.	10,400	397,176
Assurant, Inc.	13,500	641,790
Assured Guaranty Ltd.	27,300	563,199
Axis Capital Holdings Ltd.	18,200	812,266
Baldwin & Lyons, Inc., Class B	1,950	47,385
Berkshire Hathaway, Inc., Class B *	274,874	29,224,604
Brown & Brown, Inc.	16,200	502,038
Cincinnati Financial Corp.	21,150	1,034,447
Citizens, Inc. *	16,000	104,640
CNA Financial Corp.	3,800	128,098
CNO Financial Group, Inc.	30,900	349,788
Crawford & Co., Class B	5,800	44,022
Eastern Insurance Holdings, Inc.	2,500	46,575

48 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
EMC Insurance Group, Inc.	1,200	33,876
Employers Holdings, Inc.	4,200	95,130
Endurance Specialty Holdings Ltd.	6,200	303,614
Enstar Group Ltd. *	1,300	165,217
Erie Indemnity Co., Class A	3,600	286,452
Everest Re Group Ltd.	7,700	1,039,423
FBL Financial Group, Inc., Class A	2,890	113,606
Federated National Holding Co.	1,500	10,830
Fidelity National Financial, Inc., Class A	30,927	830,390
First American Financial Corp.	16,800	449,736
Genworth Financial, Inc., Class A *	70,200	704,106
Greenlight Capital Re Ltd., Class A *	4,300	105,823
Hartford Financial Services Group, Inc.	67,400	1,893,266
HCC Insurance Holdings, Inc.	15,150	645,390
Hilltop Holdings, Inc. *	12,926	173,079
Horace Mann Educators Corp.	4,300	96,965
Independence Holding Co.	2,970	31,185
Infinity Property & Casualty Corp.	2,500	141,850
Kemper Corp.	7,700	245,322
Lincoln National Corp.	39,926	1,357,883
Loews Corp.	46,345	2,070,231
Maiden Holdings Ltd.	9,800	101,234
Markel Corp. *	1,950	1,045,687
Marsh & McLennan Cos., Inc.	83,900	3,189,039
MBIA, Inc. *	25,250	238,865
Mercury General Corp.	5,400	246,834
MetLife, Inc.	165,700	6,460,643
Montpelier Re Holdings Ltd.	8,100	208,656
National Financial Partners Corp. *	9,600	243,264
National Western Life Insurance Co., Class A	1,100	200,882
Old Republic International Corp.	34,422	464,697
OneBeacon Insurance Group Ltd., Class A	8,200	111,438
PartnerRe Ltd.	8,900	839,626
Platinum Underwriters Holdings Ltd.	4,500	255,375
Primerica, Inc.	7,500	254,700
Principal Financial Group, Inc.	40,800	1,472,880
ProAssurance Corp.	8,540	418,375
Protective Life Corp.	10,500	399,630
Prudential Financial, Inc.	70,400	4,253,568
Reinsurance Group of America, Inc.	10,900	681,795
RenaissanceRe Holdings Ltd.	7,200	676,008
RLI Corp.	2,800	201,180
Safety Insurance Group, Inc.	3,400	168,878
Selective Insurance Group, Inc.	7,800	182,754
StanCorp Financial Group, Inc.	6,300	272,034
State Auto Financial Corp.	5,500	95,590
Stewart Information Services Corp.	3,600	97,452
Symetra Financial Corp.	11,500	156,745
The Allstate Corp.	71,274	3,510,957
The Chubb Corp.	38,794	3,416,588
The Hanover Insurance Group, Inc.	6,900	347,967
The Navigators Group, Inc. *	1,500	86,820
The Phoenix Cos., Inc. *	475	13,827
The Progressive Corp.	82,300	2,081,367
The Travelers Cos., Inc.	56,450	4,821,394
Torchmark Corp.	13,400	831,738
Tower Group International Ltd.	6,344	120,028
United Fire Group, Inc.	5,000	139,800
Unum Group	39,814	1,110,412
Validus Holdings Ltd.	16,857	650,849
W. R. Berkley Corp.	15,850	688,207
White Mountains Insurance Group Ltd.	900	520,479
XL Group plc	43,400	1,351,476

		112,411,152

Materials 3.7%
A. Schulman, Inc.	5,300	137,641
A.M. Castle & Co. (d)*	5,800	100,456
AEP Industries, Inc. *	1,900	146,490
Air Products & Chemicals, Inc.	31,500	2,739,240
Airgas, Inc.	10,200	985,830
AK Steel Holding Corp. (d)	32,127	107,625
Albemarle Corp.	13,300	814,625
Alcoa, Inc.	157,864	1,341,844
Allegheny Technologies, Inc.	15,892	428,766
Allied Nevada Gold Corp. *	11,500	123,050
AMCOL International Corp.	3,000	92,310
American Vanguard Corp.	3,000	86,520
AptarGroup, Inc.	9,500	532,950
Ashland, Inc.	10,823	922,228
Axiall Corp.	10,400	545,480
Balchem Corp.	4,200	182,028
Ball Corp.	22,400	988,288
Bemis Co., Inc.	14,700	578,445
Berry Plastics Group, Inc. *	7,600	144,400
Boise, Inc.	13,500	107,865
Buckeye Technologies, Inc.	7,700	289,443
Cabot Corp.	8,400	315,504
Calgon Carbon Corp. *	7,000	119,280
Carpenter Technology Corp.	6,200	278,752
Celanese Corp., Series A	23,800	1,175,958
Century Aluminum Co. *	20,800	169,728
CF Industries Holdings, Inc.	9,200	1,715,892
Chase Corp.	200	3,880
Chemtura Corp. *	14,000	297,640
Clearwater Paper Corp. *	3,272	150,577
Cliffs Natural Resources, Inc. (d)	21,100	450,274
Coeur d’Alene Mines Corp. *	12,800	195,072
Commercial Metals Co.	15,000	219,300
Compass Minerals International, Inc.	5,000	432,700
Crown Holdings, Inc. *	21,300	909,084
Cytec Industries, Inc.	6,600	480,876
Deltic Timber Corp.	1,500	93,720
Domtar Corp.	5,250	364,928
E.I. du Pont de Nemours & Co.	141,195	7,696,539
Eagle Materials, Inc.	6,543	443,288
Eastman Chemical Co.	23,880	1,591,602
Ecolab, Inc.	40,304	3,410,524
Ferro Corp. *	21,000	147,840
Flotek Industries, Inc. *	8,000	128,320
FMC Corp.	20,000	1,214,000
Freeport-McMoRan Copper & Gold, Inc.	144,044	4,383,259
FutureFuel Corp.	8,300	101,675

See financial notes 49

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
General Moly, Inc. *	15,700	29,202
Globe Specialty Metals, Inc.	9,100	118,846
Graphic Packaging Holding Co. *	31,900	239,888
Greif, Inc., Class A	4,300	207,131
H.B. Fuller Co.	6,500	246,350
Hawkins, Inc.	2,700	100,413
Haynes International, Inc.	2,500	121,525
Headwaters, Inc. *	12,000	130,320
Hecla Mining Co.	40,200	136,680
Horsehead Holding Corp. *	12,800	136,960
Huntsman Corp.	27,400	516,764
Innophos Holdings, Inc.	3,100	159,061
International Flavors & Fragrances, Inc.	12,200	941,718
International Paper Co.	65,504	3,077,378
Intrepid Potash, Inc.	6,500	119,665
Kaiser Aluminum Corp.	2,000	126,000
KapStone Paper & Packaging Corp.	5,400	159,732
KMG Chemicals, Inc.	1,600	29,376
Koppers Holdings, Inc.	2,500	109,775
Kraton Performance Polymers, Inc. *	3,500	79,485
Kronos Worldwide, Inc. (d)	5,320	94,058
Landec Corp. *	9,100	122,031
Louisiana-Pacific Corp. *	20,200	366,024
LSB Industries, Inc. *	3,000	97,980
LyondellBasell Industries N.V., Class A	58,000	3,520,600
Martin Marietta Materials, Inc.	6,500	656,435
Materion Corp.	4,000	105,960
McEwen Mining, Inc. *	31,130	72,533
MeadWestvaco Corp.	25,874	892,136
Minerals Technologies, Inc.	6,200	251,906
Mod-Pac Corp. *	500	4,175
Molycorp, Inc. (d)*	14,100	82,344
Monsanto Co.	80,790	8,629,988
Myers Industries, Inc.	8,080	119,746
Neenah Paper, Inc.	4,231	121,684
NewMarket Corp.	1,500	403,050
Newmont Mining Corp.	73,451	2,379,812
Noranda Aluminum Holding Corp.	16,500	62,865
Nucor Corp.	47,400	2,067,588
Olin Corp.	10,320	249,434
Olympic Steel, Inc.	1,400	28,000
OM Group, Inc. *	4,400	107,668
Omnova Solutions, Inc. *	10,400	69,368
Owens-Illinois, Inc. *	23,200	609,696
P.H. Glatfelter Co.	7,000	168,000
Packaging Corp. of America	14,000	665,840
Penford Corp. *	6,200	68,200
PolyOne Corp.	18,810	423,789
PPG Industries, Inc.	22,400	3,295,936
Praxair, Inc.	45,000	5,143,500
Quaker Chemical Corp.	1,800	111,096
Reliance Steel & Aluminum Co.	11,200	728,784
Resolute Forest Products *	14,000	204,820
Rock-Tenn Co., Class A	11,313	1,132,884
Rockwood Holdings, Inc.	12,500	811,125
Royal Gold, Inc.	9,200	511,336
RPM International, Inc.	18,600	602,640
RTI International Metals, Inc. *	4,500	130,590
Schnitzer Steel Industries, Inc., Class A	3,450	84,629
Schweitzer-Mauduit International, Inc.	6,600	265,914
Sealed Air Corp.	27,800	614,936
Sensient Technologies Corp.	7,400	291,190
Sigma-Aldrich Corp.	17,500	1,377,075
Silgan Holdings, Inc.	6,900	330,303
Sonoco Products Co.	14,900	522,096
Steel Dynamics, Inc.	30,900	464,736
Stepan Co.	2,400	136,656
Stillwater Mining Co. *	14,733	183,279
SunCoke Energy, Inc. *	9,017	136,427
Texas Industries, Inc. *	4,000	254,720
The Dow Chemical Co.	182,266	6,180,640
The Mosaic Co.	41,300	2,543,667
The Scotts Miracle-Gro Co., Class A	5,600	253,960
The Sherwin-Williams Co.	12,800	2,343,808
The Valspar Corp.	12,300	784,986
Tredegar Corp.	5,100	150,960
Tronox Ltd., Class A	5,200	106,808
United States Steel Corp. (d)	20,400	363,120
Universal Stainless & Alloy Products, Inc. *	1,800	62,928
US Silica Holdings, Inc. (d)	5,900	120,537
Valhi, Inc.	7,200	117,648
Vulcan Materials Co.	19,592	977,249
W.R. Grace & Co. *	10,600	817,366
Walter Energy, Inc.	8,900	159,488
Wausau Paper Corp.	8,700	88,566
Westlake Chemical Corp.	2,800	232,792
Worthington Industries, Inc.	7,200	231,696
Zep, Inc.	6,600	100,320

		100,084,126

Media 3.4%
AH Belo Corp., Class A	13,980	81,084
AMC Networks, Inc., Class A *	8,400	529,284
Arbitron, Inc.	3,720	173,687
Belo Corp., Class A	13,100	140,432
Cablevision Systems Corp., Class A	33,200	493,352
Carmike Cinemas, Inc. *	6,300	110,628
CBS Corp., Class B - Non Voting Shares	87,406	4,001,447
Central European Media Enterprises Ltd., Class A (d)*	9,900	36,630
Charter Communications, Inc., Class A *	12,500	1,259,250
Cinemark Holdings, Inc.	14,500	447,905
Clear Channel Outdoor Holdings, Inc., Class A *	20,700	149,661
Comcast Corp., Class A	398,904	16,474,735
Crown Media Holdings, Inc., Class A (d)*	6,000	12,300
Cumulus Media, Inc., Class A *	25,351	80,870
Digital Generation, Inc. (d)*	8,300	55,610
DIRECTV *	85,526	4,837,350
Discovery Communications, Inc., Class A *	36,961	2,913,266

50 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DISH Network Corp., Class A	33,200	1,301,108
DreamWorks Animation SKG, Inc., Class A *	10,200	196,656
Entercom Communications Corp., Class A *	11,000	87,010
Gannett Co., Inc.	33,500	675,360
Harte-Hanks, Inc.	17,200	136,396
John Wiley & Sons, Inc., Class A	6,300	240,471
Journal Communications, Inc., Class A *	16,900	115,089
Lamar Advertising Co., Class A *	9,200	430,744
Liberty Global, Inc., Class A *	36,575	2,646,933
Liberty Media Corp. *	16,695	1,917,922
Live Nation Entertainment, Inc. *	19,957	252,057
Loral Space & Communications, Inc.	1,500	92,280
Martha Stewart Living Omnimedia, Inc., Class A *	26,100	64,467
Media General, Inc., Class A *	18,800	154,160
Meredith Corp. (d)	5,100	197,982
Morningstar, Inc.	3,200	211,232
National CineMedia, Inc.	7,900	128,296
News Corp., Class A	300,850	9,317,324
Omnicom Group, Inc.	39,100	2,337,007
Pandora Media, Inc. (d)*	13,400	186,662
Regal Entertainment Group, Class A (d)	12,100	217,074
Salem Communications Corp., Class A	5,700	52,326
Scholastic Corp.	3,700	101,565
Scripps Networks Interactive, Class A	12,500	832,250
Shutterstock, Inc. *	2,300	95,910
Sinclair Broadcast Group, Inc., Class A	7,300	195,640
Sirius XM Radio, Inc.	485,300	1,577,225
Starz - Liberty Capital *	16,195	378,639
The E.W. Scripps Co., Class A *	9,800	136,122
The Interpublic Group of Cos., Inc.	64,337	890,424
The Madison Square Garden Co., Class A *	8,475	510,788
The New York Times Co., Class A *	17,300	153,278
The Walt Disney Co.	272,093	17,098,324
The Washington Post Co., Class B	600	266,004
Time Warner Cable, Inc.	44,611	4,188,527
Time Warner, Inc.	141,250	8,443,925
Valassis Communications, Inc.	5,700	146,091
Viacom Inc., Class B	68,306	4,370,901
World Wrestling Entertainment, Inc., Class A	17,100	156,978

		92,298,638

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	238,205	10,969,340
Acorda Therapeutics, Inc. *	5,000	197,850
Actavis, Inc. *	18,932	2,001,680
Acura Pharmaceuticals, Inc. (d)*	20,900	51,205
Affymax, Inc. (d)*	4,900	4,411
Affymetrix, Inc. *	25,500	92,820
Agilent Technologies, Inc.	52,017	2,155,585
Akorn, Inc. *	8,000	120,400
Albany Molecular Research, Inc. *	8,800	104,984
Alexion Pharmaceuticals, Inc. *	29,500	2,891,000
Alkermes plc *	20,300	621,383
Allergan, Inc.	46,768	5,310,507
Alnylam Pharmaceuticals, Inc. *	7,400	177,230
AMAG Pharmaceuticals, Inc. *	6,600	145,530
Amgen, Inc.	112,768	11,751,553
Amicus Therapeutics, Inc. *	13,800	44,850
Arena Pharmaceuticals, Inc. (d)*	32,100	264,504
ARIAD Pharmaceuticals, Inc. *	28,700	512,869
ArQule, Inc. *	21,000	61,950
Array BioPharma, Inc. *	24,800	147,560
Astex Pharmaceuticals *	25,900	178,192
Auxilium Pharmaceuticals, Inc. *	7,000	104,510
AVANIR Pharmaceuticals, Inc., Class A *	28,700	91,553
AVEO Pharmaceuticals, Inc. *	15,100	77,161
Bio-Rad Laboratories, Inc., Class A *	3,000	359,250
BioCryst Pharmaceuticals, Inc. (d)*	23,900	48,039
Biogen Idec, Inc. *	35,425	7,755,595
BioMarin Pharmaceutical, Inc. *	20,200	1,325,120
Biota Pharmaceuticals, Inc.	1,716	7,224
Bristol-Myers Squibb Co.	246,250	9,781,050
Bruker Corp. *	14,600	259,442
Cambrex Corp. *	7,200	89,928
Celgene Corp. *	63,145	7,455,530
Celldex Therapeutics, Inc. *	15,200	198,360
Cepheid, Inc. *	9,800	373,674
Charles River Laboratories International, Inc. *	7,416	322,522
Clovis Oncology, Inc. (d)*	6,100	228,262
Codexis, Inc. *	1,870	4,189
Covance, Inc. *	8,800	656,128
Cubist Pharmaceuticals, Inc. *	8,900	408,688
Dendreon Corp. (d)*	23,500	110,685
DepoMed, Inc. *	13,800	76,038
Durect Corp. *	14,500	22,765
Dyax Corp. *	31,000	85,250
Dynavax Technologies Corp. *	30,500	71,675
Eli Lilly & Co.	150,800	8,351,304
Emergent Biosolutions, Inc. *	6,000	92,040
Endo Health Solutions, Inc. *	16,000	586,240
Endocyte, Inc. *	11,300	156,957
Enzo Biochem, Inc. *	9,281	20,790
Enzon Pharmaceuticals, Inc.	21,300	70,290
Exact Sciences Corp. *	8,300	77,522
Exelixis, Inc. (d)*	25,800	133,902
Fluidigm Corp. *	6,000	101,040
Forest Laboratories, Inc. *	34,100	1,275,681
FRD Acquisition Co. (a)(c)*	8,700	—
Furiex Pharmaceuticals, Inc. *	3,400	115,430
Genomic Health, Inc. *	5,000	151,800
Geron Corp. *	46,200	54,054
Gilead Sciences, Inc. *	229,980	11,646,187
GTx, Inc. *	15,900	73,458
Halozyme Therapeutics, Inc. *	17,000	102,680
Harvard Bioscience, Inc. *	19,300	98,816
Hi-Tech Pharmacal Co., Inc.	3,000	99,180
Hospira, Inc. *	24,670	817,070
Idenix Pharmaceuticals, Inc. *	28,800	106,560

See financial notes 51

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Illumina, Inc. *	18,000	1,164,420
ImmunoGen, Inc. *	10,000	160,200
Immunomedics, Inc. *	25,800	66,048
Impax Laboratories, Inc. *	8,500	148,750
Incyte Corp. (d)*	18,400	407,560
Infinity Pharmaceuticals, Inc. *	6,800	293,012
InterMune, Inc. *	12,600	117,558
Ironwood Pharmaceuticals, Inc. *	11,200	170,352
Isis Pharmaceuticals, Inc. *	14,200	317,938
Jazz Pharmaceuticals plc *	6,600	385,110
Johnson & Johnson	421,270	35,904,842
Lexicon Pharmaceuticals, Inc. *	69,600	137,808
Life Technologies Corp. *	26,462	1,949,985
Ligand Pharmaceuticals, Inc., Class B *	4,948	135,179
Luminex Corp. *	7,800	129,714
MannKind Corp. (d)*	40,800	161,160
Maxygen, Inc.	10,000	24,000
Medivation, Inc. *	10,800	569,268
Merck & Co., Inc.	455,570	21,411,790
Merrimack Pharmaceuticals, Inc. *	15,700	77,244
Mettler-Toledo International, Inc. *	4,800	1,003,008
Momenta Pharmaceuticals, Inc. *	7,000	86,240
Mylan, Inc. *	60,800	1,769,888
Myriad Genetics, Inc. *	14,800	412,180
Nektar Therapeutics *	13,300	144,172
Neurocrine Biosciences, Inc. *	10,900	125,786
Novavax, Inc. *	52,500	123,375
NPS Pharmaceuticals, Inc. *	12,300	165,189
Oncothyreon, Inc. (d)*	25,700	64,507
Onyx Pharmaceuticals, Inc. *	10,700	1,014,360
Opko Health, Inc. (d)*	19,000	126,540
Optimer Pharmaceuticals, Inc. *	13,900	214,616
Pacira Pharmaceuticals, Inc. *	6,500	187,655
Pain Therapeutics, Inc. *	18,600	76,632
PAREXEL International Corp. *	7,800	319,410
PDL Biopharma, Inc. (d)	16,000	123,840
PerkinElmer, Inc.	16,077	492,760
Perrigo Co.	12,900	1,540,389
Pfizer, Inc.	1,083,501	31,497,374
Pharmacyclics, Inc. *	7,500	611,250
Pozen, Inc. *	16,100	79,373
Questcor Pharmaceuticals, Inc. (d)	8,000	245,920
Regeneron Pharmaceuticals, Inc. *	11,800	2,538,652
Rigel Pharmaceuticals, Inc. *	14,200	68,018
Sagent Pharmaceuticals, Inc. *	5,500	90,970
Salix Pharmaceuticals Ltd. *	7,000	366,030
Sangamo BioSciences, Inc. (d)*	14,600	148,628
Santarus, Inc. *	10,500	192,885
Sarepta Therapeutics, Inc. (d)*	4,500	130,680
Savient Pharmaceuticals, Inc. (d)*	6,800	5,075
Seattle Genetics, Inc. *	14,700	543,165
Sequenom, Inc. (d)*	23,200	87,464
Spectrum Pharmaceuticals, Inc. (d)	9,000	66,690
Sucampo Pharmaceuticals, Inc., Class A *	12,400	117,924
Synageva BioPharma Corp. *	2,100	108,549
Synta Pharmaceuticals Corp. *	12,000	123,000
Techne Corp.	5,800	372,012
The Medicines Co. *	8,300	280,208
Theravance, Inc. *	9,700	327,375
Thermo Fisher Scientific, Inc.	53,302	4,300,405
United Therapeutics Corp. *	6,900	460,782
Vertex Pharmaceuticals, Inc. *	32,844	2,523,076
Vical, Inc. *	34,400	126,936
ViroPharma, Inc. *	9,700	264,325
VIVUS, Inc. (d)*	13,700	182,073
Warner Chilcott plc, Class A	25,000	359,500
Waters Corp. *	12,900	1,191,960
Xenoport, Inc. *	12,600	78,246
Zalicus, Inc. *	50,600	29,606
ZIOPHARM Oncology, Inc. (d)*	22,800	38,304
Zoetis, Inc.	12,700	419,354

		211,547,336

Real Estate 3.9%
Acadia Realty Trust	9,600	274,080
AG Mortgage Investment Trust, Inc.	5,000	129,350
Agree Realty Corp.	1,100	33,077
Alexander & Baldwin, Inc. *	6,400	217,984
Alexander’s Inc	300	92,397
Alexandria Real Estate Equities, Inc.	9,400	684,038
American Assets Trust, Inc.	4,700	158,672
American Campus Communities, Inc.	15,000	669,600
American Capital Agency Corp.	58,500	1,948,635
American Capital Mortgage Investment Corp.	9,000	239,040
American Realty Capital Properties, Inc.	22,200	364,968
American Realty Investors, Inc. *	1,537	6,148
American Tower Corp.	59,300	4,980,607
Annaly Capital Management, Inc.	145,500	2,319,270
Anworth Mortgage Asset Corp.	24,200	152,702
Apartment Investment & Management Co., Class A	20,511	638,097
Apollo Commercial Real Estate Finance, Inc.	3,600	63,864
Apollo Residential Mortgage, Inc.	4,800	106,848
ARMOUR Residential REIT, Inc.	61,000	395,890
Ashford Hospitality Trust	9,000	115,920
Associated Estates Realty Corp.	6,900	123,303
AV Homes, Inc. *	6,500	83,915
AvalonBay Communities, Inc.	16,892	2,247,312
BioMed Realty Trust, Inc.	32,500	731,575
Boston Properties, Inc.	22,500	2,462,175
Brandywine Realty Trust	21,063	314,471
BRE Properties, Inc.	11,000	555,280
Camden Property Trust	12,500	904,250
Campus Crest Communities, Inc.	7,300	99,718
Capstead Mortgage Corp.	13,440	178,483
CBL & Associates Properties, Inc.	22,285	537,960
CBRE Group, Inc., Class A *	46,800	1,133,496
Cedar Realty Trust, Inc.	11,400	73,074
Chesapeake Lodging Trust	8,500	201,110
Chimera Investment Corp.	146,600	483,780
Colonial Properties Trust	12,067	280,075
Colony Financial, Inc.	7,600	169,480
CommonWealth REIT	17,650	394,125
Consolidated-Tomoka Land Co.	2,000	74,420
Coresite Realty Corp.	3,400	123,012

52 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Corporate Office Properties Trust	11,400	330,486
Corrections Corp. of America	14,484	524,321
Cousins Properties, Inc.	18,545	202,511
CubeSmart	17,300	303,961
CYS Investments, Inc.	25,500	316,965
DCT Industrial Trust, Inc.	45,000	352,350
DDR Corp.	39,584	725,971
DiamondRock Hospitality Co.	26,686	266,326
Digital Realty Trust, Inc.	19,400	1,368,088
Douglas Emmett, Inc.	19,200	502,464
Duke Realty Corp.	45,990	811,264
DuPont Fabros Technology, Inc.	9,200	231,288
EastGroup Properties, Inc.	3,900	245,973
Education Realty Trust, Inc.	16,500	181,335
EPR Properties	6,600	373,164
Equity Lifestyle Properties, Inc.	6,000	487,500
Equity One, Inc.	12,100	308,429
Equity Residential	48,000	2,786,880
Essex Property Trust, Inc.	6,200	973,710
Excel Trust, Inc.	4,700	71,581
Extra Space Storage, Inc.	14,600	636,268
Federal Realty Investment Trust	9,600	1,123,296
FelCor Lodging Trust, Inc. *	18,200	108,836
First Industrial Realty Trust, Inc.	15,900	285,246
First Potomac Realty Trust	6,000	96,000
Forest City Enterprises, Inc., Class A *	18,400	343,528
Forestar Group, Inc. *	4,933	106,257
Franklin Street Properties Corp.	14,000	213,780
General Growth Properties, Inc.	65,709	1,492,908
Getty Realty Corp.	9,500	203,395
Glimcher Realty Trust	20,000	250,800
Government Properties Income Trust	9,900	257,895
Gramercy Property Trust, Inc. *	27,228	129,333
Hatteras Financial Corp.	13,800	377,154
HCP, Inc.	68,448	3,648,278
Health Care REIT, Inc.	39,400	2,953,818
Healthcare Realty Trust, Inc.	12,700	381,254
Healthcare Trust of America, Inc., Class A	8,800	109,824
Hersha Hospitality Trust	22,500	134,550
Highwoods Properties, Inc.	13,300	545,699
Home Properties, Inc.	7,500	483,450
Hospitality Properties Trust	21,600	635,256
Host Hotels & Resorts, Inc.	111,063	2,029,121
Howard Hughes Corp. *	4,100	386,958
Hudson Pacific Properties, Inc.	9,100	207,571
Inland Real Estate Corp.	20,300	229,796
Invesco Mortgage Capital, Inc.	18,000	385,200
Investors Real Estate Trust	11,500	111,895
iStar Financial, Inc. *	13,390	156,395
Jones Lang LaSalle, Inc.	6,600	653,532
Kennedy-Wilson Holdings, Inc.	6,400	106,432
Kilroy Realty Corp.	10,900	616,831
Kimco Realty Corp.	59,395	1,412,413
Kite Realty Group Trust	10,200	67,320
LaSalle Hotel Properties	13,700	355,241
Lexington Realty Trust	34,667	444,084
Liberty Property Trust	17,500	752,325
LTC Properties, Inc.	4,800	223,200
Mack-Cali Realty Corp.	11,400	316,578
Maui Land & Pineapple Co., Inc. *	800	3,384
Medical Properties Trust, Inc.	20,200	325,018
MFA Financial, Inc.	51,000	472,770
Mid-America Apartment Communities, Inc.	6,200	426,126
Monmouth Real Estate Investment Corp., Class A	5,700	60,648
MPG Office Trust, Inc. *	27,800	86,736
National Health Investors, Inc.	3,400	225,216
National Retail Properties, Inc.	17,920	711,066
New Century Financial Corp. (a)(c)*	3,600	—
NorthStar Realty Finance Corp.	29,500	294,115
Omega Healthcare Investors, Inc.	16,684	548,403
One Liberty Properties, Inc.	1,400	32,116
Parkway Properties, Inc.	12,800	233,344
Pebblebrook Hotel Trust	8,000	217,280
Pennsylvania Real Estate Investment Trust	8,500	176,205
PennyMac Mortgage Investment Trust	8,100	204,525
Piedmont Office Realty Trust, Inc., Class A	23,000	471,960
Plum Creek Timber Co., Inc.	24,547	1,265,152
PMC Commercial Trust	8,500	66,130
Post Properties, Inc.	8,200	405,326
Potlatch Corp.	5,753	272,405
Preferred Apartment Communities, Inc., Class A (d)	3,700	33,707
Prologis, Inc.	68,734	2,883,391
PS Business Parks, Inc.	3,000	239,400
Public Storage	21,690	3,578,850
RAIT Financial Trust	16,199	138,339
Ramco-Gershenson Properties Trust	6,900	120,543
Rayonier, Inc.	17,982	1,068,490
Realogy Holdings Corp. *	17,700	849,600
Realty Income Corp.	31,735	1,617,533
Redwood Trust, Inc.	11,300	257,866
Regency Centers Corp.	12,700	714,502
Resource Capital Corp.	28,600	188,474
Retail Opportunity Investments Corp.	7,000	103,670
Retail Properties of America, Inc., Class A	9,700	148,507
RLJ Lodging Trust	21,000	483,840
Rouse Properties, Inc.	5,815	110,194
Ryman Hospitality Properties (d)	7,837	348,433
Sabra Health Care REIT, Inc.	8,000	238,560
Saul Centers, Inc.	2,000	89,600
Select Income REIT	4,500	128,385
Senior Housing Properties Trust	27,850	791,776
Silver Bay Realty Trust Corp.	5,133	97,938
Simon Property Group, Inc.	47,183	8,401,877
SL Green Realty Corp.	14,150	1,283,405
Sovran Self Storage, Inc.	4,500	308,700
Spirit Realty Capital, Inc.	4,900	105,497
STAG Industrial, Inc.	6,800	149,872
Starwood Property Trust, Inc.	24,400	670,756
Strategic Hotels & Resorts, Inc. *	25,000	201,750
Summit Hotel Properties, Inc.	9,600	95,904
Sun Communities, Inc.	3,900	199,485

See financial notes 53

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sunstone Hotel Investors, Inc. *	27,600	342,516
Tanger Factory Outlet Centers, Inc.	13,700	508,544
Taubman Centers, Inc.	10,100	863,651
Tejon Ranch Co. *	3,674	107,207
The Geo Group, Inc.	9,999	374,463
The Macerich Co.	20,405	1,429,370
The St. Joe Co. *	12,900	252,453
Thomas Properties Group, Inc.	5,600	28,504
Two Harbors Investment Corp.	60,300	722,394
UDR, Inc.	36,961	908,501
UMH Properties, Inc.	7,900	87,295
Universal Health Realty Income Trust	1,800	96,714
Urstadt Biddle Properties, Inc., Class A	4,500	100,215
Ventas, Inc.	43,750	3,483,813
Vornado Realty Trust REIT	25,241	2,210,102
Washington Real Estate Investment Trust	9,700	277,032
Weingarten Realty Investors	17,175	585,152
Western Asset Mortgage Capital Corp.	4,200	94,080
Weyerhaeuser Co.	80,792	2,464,964
Whitestone REIT (d)	2,100	34,650
Winthrop Realty Trust	10,000	127,100
WP Carey, Inc.	8,100	571,212

		106,915,186

Retailing 4.2%
Aaron’s, Inc.	9,375	269,156
Abercrombie & Fitch Co., Class A	11,800	584,808
Advance Auto Parts, Inc.	10,940	917,647
Aeropostale, Inc. *	9,900	145,134
ALCO Stores, Inc. *	1,800	13,320
Amazon.com, Inc. *	54,800	13,908,788
America’s Car-Mart, Inc. *	2,650	122,616
American Eagle Outfitters, Inc.	27,450	533,902
ANN, Inc. *	6,625	195,703
Asbury Automotive Group, Inc. *	4,100	164,369
Ascena Retail Group, Inc. *	17,636	326,266
AutoNation, Inc. *	6,600	300,366
AutoZone, Inc. *	5,500	2,249,995
Barnes & Noble, Inc. (d)*	7,400	134,162
Bed Bath & Beyond, Inc. *	34,200	2,352,960
Best Buy Co., Inc.	39,225	1,019,458
Big Lots, Inc. *	11,100	404,262
Brown Shoe Co., Inc.	6,675	112,874
Cabela’s, Inc. *	6,500	417,300
CarMax, Inc. *	33,346	1,535,250
Chico’s FAS, Inc.	22,800	416,556
Christopher & Banks Corp. *	13,400	93,130
Coldwater Creek, Inc. (d)*	16,125	57,566
Conn’s, Inc. *	3,300	142,923
Core-Mark Holding Co., Inc.	2,000	104,080
Destination Maternity Corp.	5,000	118,750
Dick’s Sporting Goods, Inc.	14,600	702,260
Dillard’s, Inc., Class A	4,300	354,363
Dollar General Corp. *	45,100	2,349,259
Dollar Tree, Inc. *	33,650	1,600,394
DSW, Inc., Class A	4,480	296,218
Expedia, Inc.	13,872	774,612
Express, Inc. *	12,600	229,446
Family Dollar Stores, Inc.	15,700	963,509
Five Below, Inc. *	2,500	89,975
Foot Locker, Inc.	21,400	746,218
Francesca’s Holdings Corp. *	4,900	139,944
Fred’s, Inc., Class A	6,700	95,341
GameStop Corp., Class A (d)	17,548	612,425
Geeknet, Inc. *	452	5,912
Genesco, Inc. *	4,300	264,665
Genuine Parts Co.	24,000	1,831,920
GNC Holdings, Inc., Class A	11,200	507,696
Group 1 Automotive, Inc.	4,400	266,112
Groupon, Inc. (d)*	42,300	258,030
Guess?, Inc.	7,900	218,672
Hibbett Sports, Inc. *	3,543	194,334
HomeAway, Inc. *	3,900	119,145
HSN, Inc.	6,269	329,624
J.C. Penney Co., Inc. (d)*	20,000	328,400
Jos. A. Bank Clothiers, Inc. *	3,600	157,248
Kayak Software Corp. *	2,800	111,496
Kirkland’s, Inc. *	8,700	104,922
Kohl’s Corp.	31,600	1,487,096
L Brands, Inc.	37,020	1,866,178
Liberty Interactive Corp., Class A *	80,309	1,709,779
Liberty Ventures, Series A *	4,165	306,003
Lithia Motors, Inc., Class A	3,300	163,416
LKQ Corp. *	43,300	1,042,664
Lowe’s Cos., Inc.	167,800	6,446,876
Lumber Liquidators Holdings, Inc. *	3,400	278,664
Macy’s, Inc.	60,552	2,700,619
MarineMax, Inc. *	7,000	81,130
Monro Muffler Brake, Inc.	4,462	184,548
Netflix, Inc. *	8,300	1,793,381
Nordstrom, Inc.	22,500	1,273,275
O’Reilly Automotive, Inc. *	16,699	1,792,137
Office Depot, Inc. *	69,900	269,814
OfficeMax, Inc.	22,400	257,824
Pacific Sunwear of California, Inc. *	41,175	113,231
Penske Automotive Group, Inc.	6,300	194,796
PetSmart, Inc.	15,900	1,085,016
Pier 1 Imports, Inc.	15,800	366,718
Pool Corp.	6,662	326,571
Priceline.com, Inc. *	7,483	5,208,093
RadioShack Corp. (d)	27,200	86,224
Rent-A-Center, Inc.	7,750	270,708
Ross Stores, Inc.	32,900	2,173,703
Saks, Inc. *	14,800	170,940
Sally Beauty Holdings, Inc. *	22,050	662,823
Sears Holdings Corp. (d)*	6,385	327,806
Select Comfort Corp. *	7,300	154,906
Shoe Carnival, Inc.	6,300	131,229
Shutterfly, Inc. *	4,600	204,838
Signet Jewelers Ltd.	12,500	859,125
Sonic Automotive, Inc., Class A	4,400	96,756
Stage Stores, Inc.	5,700	157,833
Staples, Inc.	99,700	1,320,028
Stein Mart, Inc.	10,300	81,473
Systemax, Inc.	8,000	73,280
Target Corp.	98,600	6,957,216
The Buckle, Inc. (d)	3,875	188,131

54 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Cato Corp., Class A	3,800	91,238
The Children’s Place Retail Stores, Inc. *	3,600	176,112
The Finish Line, Inc., Class A	7,161	138,852
The Gap, Inc.	46,100	1,751,339
The Home Depot, Inc.	225,370	16,530,889
The Men’s Wearhouse, Inc.	6,600	221,100
The Pep Boys - Manny, Moe & Jack *	7,900	91,640
The TJX Cos., Inc.	110,900	5,408,593
The Wet Seal, Inc., Class A *	31,400	102,364
Tiffany & Co.	17,500	1,289,400
Tractor Supply Co.	10,500	1,125,285
Trans World Entertainment Corp.	9,700	41,710
TripAdvisor, Inc. *	15,672	824,034
Tuesday Morning Corp. *	10,800	87,588
Ulta Salon, Cosmetics & Fragrance, Inc. *	8,800	771,320
Urban Outfitters, Inc. *	15,800	654,752
Vitamin Shoppe, Inc. *	4,200	206,430
VOXX International Corp. *	9,100	86,723
West Marine, Inc. *	8,200	97,006
Williams-Sonoma, Inc.	12,200	654,896
Winmark Corp.	1,700	105,179
Zale Corp. *	17,420	77,345
Zumiez, Inc. *	4,500	130,365

		113,822,489

Semiconductors & Semiconductor Equipment 2.1%
Advanced Energy Industries, Inc. *	6,900	117,162
Advanced Micro Devices, Inc. (d)*	84,700	238,854
Altera Corp.	46,700	1,494,867
Amkor Technology, Inc. (d)*	21,000	88,830
Amtech Systems, Inc. *	3,500	12,985
ANADIGICS, Inc. *	8,150	17,115
Analog Devices, Inc.	45,000	1,979,550
Applied Materials, Inc.	179,398	2,603,065
Applied Micro Circuits Corp. *	12,800	95,488
Atmel Corp. *	64,100	414,727
ATMI, Inc. *	4,400	95,700
AXT, Inc. *	3,500	10,045
Broadcom Corp., Class A	77,400	2,786,400
Brooks Automation, Inc.	11,885	115,522
Cabot Microelectronics Corp. *	2,960	99,190
Cavium, Inc. *	7,000	220,150
CEVA, Inc. *	7,233	110,376
Cirrus Logic, Inc. *	9,800	189,238
Cohu, Inc.	7,500	71,775
Cree, Inc. *	18,400	1,040,888
Cymer, Inc. *	4,600	481,896
Cypress Semiconductor Corp. *	19,500	196,755
Diodes, Inc. *	6,412	129,907
DSP Group, Inc. *	6,300	50,841
Entegris, Inc. *	19,299	182,955
Entropic Communications, Inc. *	20,100	85,224
Exar Corp. *	9,834	106,011
Fairchild Semiconductor International, Inc. *	17,800	229,620
First Solar, Inc. *	8,600	400,416
FormFactor, Inc. *	14,600	72,270
GSI Technology, Inc. *	8,500	53,040
GT Advanced Technologies, Inc. (d)*	29,500	115,935
Hittite Microwave Corp. *	4,500	252,495
Integrated Device Technology, Inc. *	16,120	114,613
Integrated Silicon Solutions, Inc. *	9,338	85,629
Intel Corp.	746,932	17,889,021
International Rectifier Corp. *	8,600	182,406
Intersil Corp., Class A	15,364	119,225
IXYS Corp.	6,900	62,514
KLA-Tencor Corp.	24,600	1,334,550
Kopin Corp. *	19,600	64,876
Kulicke & Soffa Industries, Inc. *	10,400	120,224
Lam Research Corp. *	24,267	1,121,621
Lattice Semiconductor Corp. *	25,100	116,715
Linear Technology Corp.	34,200	1,248,300
LSI Corp. *	79,587	520,499
Marvell Technology Group Ltd.	65,400	703,704
Maxim Integrated Products, Inc.	43,100	1,333,083
MEMC Electronic Materials, Inc. *	38,900	210,060
Micrel, Inc.	9,700	97,582
Microchip Technology, Inc.	28,375	1,033,417
Micron Technology, Inc. *	151,799	1,429,947
Microsemi Corp. *	13,152	273,562
MKS Instruments, Inc.	7,900	212,273
Monolithic Power Systems, Inc.	6,500	156,780
MoSys, Inc. *	6,400	28,928
Nanometrics, Inc. *	5,300	74,359
NVIDIA Corp.	91,100	1,254,447
OmniVision Technologies, Inc. *	7,800	104,598
ON Semiconductor Corp. *	62,865	494,119
Pericom Semiconductor Corp. *	6,600	42,636
Photronics, Inc. *	18,000	142,020
PLX Technology, Inc. *	14,100	65,847
PMC-Sierra, Inc. *	27,300	157,248
Power Integrations, Inc.	4,200	173,922
Rambus, Inc. *	19,600	136,416
RF Micro Devices, Inc. *	40,720	228,439
Rudolph Technologies, Inc. *	6,518	76,065
Semtech Corp. *	9,700	311,079
Silicon Image, Inc. *	19,500	96,135
Silicon Laboratories, Inc. *	5,000	198,550
Skyworks Solutions, Inc. *	28,789	635,373
Spansion, Inc., Class A *	8,600	111,714
SunPower Corp. *	14,500	197,055
Supertex, Inc.	4,900	103,292
Teradyne, Inc. *	27,359	449,782
Tessera Technologies, Inc.	6,000	122,220
Texas Instruments, Inc.	167,197	6,054,203
TriQuint Semiconductor, Inc. *	19,310	112,770
Ultratech, Inc. *	4,800	141,456
Veeco Instruments, Inc. *	5,500	209,385
Volterra Semiconductor Corp. *	6,500	84,565
Xilinx, Inc.	38,000	1,440,580

		55,837,096

Software & Services 9.1%
Accelrys, Inc. *	13,264	130,650
Accenture plc, Class A	97,100	7,907,824
ACI Worldwide, Inc. *	5,200	244,452
Activision Blizzard, Inc.	66,532	994,653

See financial notes 55

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Actuate Corp. *	13,962	85,727
Acxiom Corp. *	13,300	264,537
Adobe Systems, Inc. *	76,110	3,431,039
Advent Software, Inc. *	4,500	130,680
Akamai Technologies, Inc. *	25,838	1,134,547
Alliance Data Systems Corp. *	7,400	1,271,098
Angie’s List, Inc. *	8,000	193,920
ANSYS, Inc. *	13,686	1,106,650
AOL, Inc. *	14,122	545,674
Aspen Technology, Inc. *	13,400	408,432
Autodesk, Inc. *	32,800	1,291,664
Automatic Data Processing, Inc.	73,400	4,942,756
Bankrate, Inc. *	8,700	117,276
Bazaarvoice, Inc. *	15,200	110,200
Blackbaud, Inc.	6,000	175,860
Blucora, Inc. *	6,872	101,499
BMC Software, Inc. *	21,300	968,724
Booz Allen Hamilton Holding Corp.	12,300	186,837
Bottomline Technologies, Inc. *	5,000	131,000
Broadridge Financial Solutions, Inc.	17,725	446,316
BroadSoft, Inc. *	3,700	94,572
CA, Inc.	50,508	1,362,201
CACI International, Inc., Class A *	4,100	239,809
Cadence Design Systems, Inc. *	41,400	571,320
Cardtronics, Inc. *	5,000	140,050
CIBER, Inc. *	24,900	106,074
Citrix Systems, Inc. *	27,900	1,734,543
Cognizant Technology Solutions Corp., Class A *	45,900	2,974,320
CommVault Systems, Inc. *	5,900	433,886
Computer Sciences Corp.	22,638	1,060,590
Compuware Corp. *	31,800	381,600
comScore, Inc. *	7,500	121,275
Comverse, Inc. *	3,550	94,182
Concur Technologies, Inc. *	7,600	555,636
Constant Contact, Inc. *	7,000	102,270
Convergys Corp.	16,000	272,320
CoreLogic, Inc. *	13,800	376,464
Cornerstone OnDemand, Inc. *	3,900	141,492
CoStar Group, Inc. *	3,800	411,958
CSG Systems International, Inc. *	5,400	116,694
Dealertrack Technologies, Inc. *	6,100	169,885
Demand Media, Inc. *	11,500	99,590
Demandware, Inc. *	6,800	185,640
Digimarc Corp.	3,542	77,711
Digital River, Inc. *	7,100	102,808
DST Systems, Inc.	4,300	297,345
Dynamics Research Corp. *	1,200	7,008
EarthLink, Inc.	17,050	97,015
eBay, Inc. *	175,848	9,212,677
Ebix, Inc. (d)	7,200	133,992
Edgewater Technology, Inc. *	767	2,961
Electronic Arts, Inc. *	47,100	829,431
Ellie Mae, Inc. *	4,700	122,294
EPAM Systems, Inc. *	4,800	103,200
EPIQ Systems, Inc.	8,525	119,094
Equinix, Inc. *	7,565	1,619,666
Euronet Worldwide, Inc. *	5,500	167,915
ExactTarget, Inc. *	4,800	93,984
ExlService Holdings, Inc. *	3,600	117,432
Facebook, Inc., Class A *	81,700	2,267,992
FactSet Research Systems, Inc.	5,850	550,310
Fair Isaac Corp.	4,744	220,976
FalconStor Software, Inc. *	1,200	1,980
Fidelity National Information Services, Inc.	43,806	1,842,042
Fiserv, Inc. *	19,700	1,794,867
FleetCor Technologies, Inc. *	10,400	799,760
Forrester Research, Inc.	4,100	146,985
Fortinet, Inc. *	18,500	332,260
Gartner, Inc. *	13,300	769,405
Genpact Ltd.	18,800	349,680
Global Cash Access Holdings, Inc. *	10,700	76,291
Global Payments, Inc.	11,440	530,816
Google, Inc., Class A *	40,265	33,201,311
GSE Systems, Inc. *	2,424	4,581
Guidewire Software, Inc. *	4,200	168,336
Heartland Payment Systems, Inc.	4,500	148,005
Higher One Holdings, Inc. (d)*	7,900	77,894
IAC/InterActiveCorp	11,372	535,280
iGATE Corp. *	5,100	85,119
Imperva, Inc. *	2,600	101,348
Infoblox, Inc. *	5,200	114,972
Informatica Corp. *	15,100	497,243
Information Services Group, Inc. *	7,500	14,850
Interactive Intelligence Group, Inc. *	2,900	120,147
Internap Network Services Corp. *	13,200	105,336
International Business Machines Corp.	157,910	31,983,091
IntraLinks Holdings, Inc. *	12,200	69,784
Intuit, Inc.	41,530	2,476,849
j2 Global, Inc.	6,000	244,200
Jack Henry & Associates, Inc.	12,000	556,800
Jive Software, Inc. *	8,600	116,874
Lender Processing Services, Inc.	11,157	309,495
LinkedIn Corp., Class A *	10,500	2,016,945
Lionbridge Technologies, Inc. *	19,500	66,690
Liquidity Services, Inc. (d)*	3,400	111,860
LivePerson, Inc. *	6,800	87,176
LogMeIn, Inc. *	4,400	99,352
LookSmart Ltd. *	480	341
Manhattan Associates, Inc. *	4,300	301,903
ManTech International Corp., Class A	5,000	133,450
MasterCard, Inc., Class A	16,000	8,846,880
Mattersight Corp. (d)*	190	889
MAXIMUS, Inc.	4,800	382,512
Mentor Graphics Corp.	13,800	251,988
MICROS Systems, Inc. *	11,400	483,474
Microsoft Corp.	1,136,250	37,609,875
MicroStrategy, Inc., Class A *	1,256	113,279
Millennial Media, Inc. *	8,600	59,598
ModusLink Global Solutions, Inc. *	10,450	29,260
MoneyGram International, Inc. *	9,037	149,201
Monotype Imaging Holdings, Inc.	6,500	150,735
Monster Worldwide, Inc. *	14,300	62,634
Move, Inc. *	12,430	141,826
NetScout Systems, Inc. *	7,300	166,513
NetSuite, Inc. *	3,900	343,044
NeuStar, Inc., Class A *	9,300	407,991

56 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NIC, Inc.	8,000	134,720
Nuance Communications, Inc. *	36,974	703,985
OpenTable, Inc. *	3,400	188,326
Oracle Corp.	556,549	18,243,676
Paychex, Inc.	50,100	1,824,141
Pegasystems, Inc.	3,700	93,647
Perficient, Inc. *	7,800	81,744
PRGX Global, Inc. *	11,000	61,490
Progress Software Corp. *	9,300	209,901
PTC, Inc. *	17,680	424,497
QLIK Technologies, Inc. *	11,200	291,312
Rackspace Hosting, Inc. *	16,500	795,300
RealNetworks, Inc. *	12,725	97,983
RealPage, Inc. *	5,900	120,360
Red Hat, Inc. *	28,200	1,351,626
Reis, Inc. *	1,400	22,442
Rovi Corp. *	15,412	360,487
SAIC, Inc.	44,000	657,360
Salesforce.com, Inc. *	80,400	3,305,244
Sapient Corp. *	16,100	188,048
SeaChange International, Inc. *	9,250	100,455
ServiceNow, Inc. *	3,200	131,072
ServiceSource International, Inc. *	14,400	92,160
Solarwinds, Inc. *	8,600	437,310
Solera Holdings, Inc.	10,100	581,558
Sourcefire, Inc. *	3,900	186,264
Splunk, Inc. *	3,700	150,960
SS&C Technologies Holdings, Inc. *	8,100	248,589
StarTek, Inc. *	3,900	27,027
Support.com, Inc. *	18,400	73,416
Sykes Enterprises, Inc. *	11,026	169,690
Symantec Corp. *	103,573	2,516,824
Synchronoss Technologies, Inc. *	4,700	133,198
Synopsys, Inc. *	22,084	785,528
Syntel, Inc.	2,500	157,925
Take-Two Interactive Software, Inc. *	12,900	196,854
Tangoe, Inc. *	8,200	105,452
TeleCommunication Systems, Inc., Class A *	10,800	20,844
TeleTech Holdings, Inc. *	5,000	106,450
Teradata Corp. *	25,000	1,276,750
The Active Network, Inc. *	13,300	66,899
The Hackett Group, Inc.	7,200	35,136
The Western Union Co.	89,032	1,318,564
TIBCO Software, Inc. *	23,200	450,312
TiVo, Inc. *	17,800	208,616
Total System Services, Inc.	22,804	538,630
Tyler Technologies, Inc. *	4,000	252,960
Ultimate Software Group, Inc. *	4,200	405,678
Unisys Corp. *	6,200	118,606
United Online, Inc.	17,350	117,980
Unwired Planet, Inc. *	7,771	15,387
ValueClick, Inc. *	12,000	370,320
Vantiv, Inc., Class A *	4,600	103,638
VeriFone Systems, Inc. *	15,400	330,792
Verint Systems, Inc. *	6,510	215,090
VeriSign, Inc. *	22,275	1,026,209
Virnetx Holding Corp. (d)*	5,500	112,310
Virtusa Corp. *	4,700	104,387
Visa, Inc., Class A	77,800	13,106,188
VMware, Inc., Class A *	12,400	874,200
Web.com Group, Inc. *	5,423	94,360
WebMD Health Corp. *	7,074	170,837
Websense, Inc. *	7,500	133,800
WEX, Inc. *	5,700	431,946
Workday, Inc., Class A *	3,200	200,480
Yahoo! Inc. *	144,644	3,577,046
Yelp, Inc. *	4,300	111,929
Zillow, Inc., Class A (d)*	4,500	264,735
Zynga, Inc., Class A *	65,200	207,988

		245,424,852

Technology Hardware & Equipment 5.7%
3D Systems Corp. (d)*	13,300	508,592
ADTRAN, Inc.	9,100	191,100
Agilysys, Inc. *	8,460	98,813
Amphenol Corp., Class A	23,400	1,767,168
Anaren, Inc. *	5,300	124,073
Anixter International, Inc.	4,000	286,960
Apple, Inc.	141,600	62,693,400
ARRIS Group, Inc. *	16,175	267,049
Arrow Electronics, Inc. *	15,700	615,911
Aruba Networks, Inc. *	15,700	353,093
Aviat Networks, Inc. *	18,877	60,406
Avid Technology, Inc. *	7,956	52,430
Avnet, Inc. *	20,088	657,882
AVX Corp.	14,000	158,340
Badger Meter, Inc.	4,000	174,720
Benchmark Electronics, Inc. *	7,830	139,687
Black Box Corp.	4,100	89,052
Brocade Communications Systems, Inc. *	64,935	377,922
Checkpoint Systems, Inc. *	7,100	82,147
Ciena Corp. *	12,970	194,031
Cisco Systems, Inc.	803,609	16,811,500
Cognex Corp.	4,900	194,530
Coherent, Inc.	2,800	156,604
Comtech Telecommunications Corp.	4,175	102,747
Corning, Inc.	220,507	3,197,351
Cray, Inc. *	7,600	160,816
CTS Corp.	8,800	93,720
Daktronics, Inc.	8,700	86,913
Dell, Inc.	217,700	2,917,180
Diebold, Inc.	9,000	263,610
Digi International, Inc. *	9,100	82,992
Dolby Laboratories, Inc., Class A	8,800	289,080
DTS, Inc. *	4,300	72,154
Echelon Corp. *	7,200	15,912
EchoStar Corp., Class A *	7,540	296,096
Electro Rent Corp.	7,100	117,647
Electro Scientific Industries, Inc.	9,900	106,722
Electronics for Imaging, Inc. *	6,400	171,008
EMC Corp. *	318,986	7,154,856
Emulex Corp. *	14,100	84,600
Extreme Networks, Inc. *	27,500	91,575
F5 Networks, Inc. *	11,500	878,945
FARO Technologies, Inc. *	3,000	116,370
FEI Co.	5,400	344,952
Finisar Corp. *	12,000	154,080
FLIR Systems, Inc.	21,900	532,389

See financial notes 57

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Frequency Electronics, Inc.	500	5,010
Fusion-io, Inc. (d)*	9,500	178,410
Gerber Scientific, Inc. (a)(c)*	8,900	—
Harmonic, Inc. *	20,042	113,839
Harris Corp.	17,000	785,400
Hewlett-Packard Co.	296,036	6,098,342
Hutchinson Technology, Inc. *	6,000	16,800
I.D. Systems, Inc. *	5,500	29,700
Identive Group, Inc. *	1,200	1,140
Imation Corp. *	5,500	20,240
Immersion Corp. *	4,300	45,537
Infinera Corp. *	16,400	138,088
Ingram Micro, Inc., Class A *	22,400	398,944
Insight Enterprises, Inc. *	4,650	84,258
Intellicheck Mobilisa, Inc. *	500	255
InterDigital, Inc.	6,700	297,547
Intermec, Inc. *	9,600	94,464
InvenSense, Inc. *	17,600	164,032
IPG Photonics Corp. (d)	4,600	292,928
Itron, Inc. *	5,700	226,005
Ixia *	8,200	135,054
Jabil Circuit, Inc.	27,700	493,060
JDS Uniphase Corp. *	34,153	461,065
Juniper Networks, Inc. *	76,265	1,262,186
Lexmark International, Inc., Class A	10,900	330,379
LightPath Technologies, Inc., Class A *	75	54
Littelfuse, Inc.	3,700	258,334
Maxwell Technologies, Inc. *	7,700	46,970
Measurement Specialties, Inc. *	3,200	136,864
Mercury Systems, Inc. *	7,800	60,294
Methode Electronics, Inc.	9,500	136,610
MOCON, Inc.	600	8,700
Molex, Inc.	19,125	527,276
Motorola Solutions, Inc.	41,879	2,395,479
MTS Systems Corp.	3,781	230,452
Multi-Fineline Electronix, Inc. *	5,700	86,868
National Instruments Corp.	13,212	361,084
NCR Corp. *	23,800	649,026
NetApp, Inc. *	53,500	1,866,615
NETGEAR, Inc. *	6,000	178,740
Newport Corp. *	8,500	128,775
OCZ Technology Group, Inc. (d)*	10,200	13,362
Oplink Communications, Inc. *	5,957	97,814
OSI Systems, Inc. *	3,700	212,010
Palo Alto Networks, Inc. *	4,700	254,270
Park Electrochemical Corp.	3,600	85,932
PC Connection, Inc.	7,000	108,080
PC-Tel, Inc.	8,900	59,363
Performance Technologies, Inc. *	1,600	1,344
Plantronics, Inc.	6,000	262,920
Plexus Corp. *	3,700	99,789
Polycom, Inc. *	22,400	235,200
Power-One, Inc. *	23,800	150,416
Pulse Electronics Corp. *	11,500	3,749
QLogic Corp. *	17,044	185,098
QUALCOMM, Inc.	259,000	15,959,580
Radisys Corp. *	7,200	35,712
Research Frontiers, Inc. (d)*	2,800	11,620
Richardson Electronics Ltd.	7,300	85,629
Riverbed Technology, Inc. *	22,700	337,322
Rofin-Sinar Technologies, Inc. *	3,800	94,620
Rogers Corp. *	2,500	106,600
SanDisk Corp. *	37,300	1,956,012
Sanmina Corp. *	20,900	263,758
ScanSource, Inc. *	3,200	92,704
Seagate Technology plc	49,766	1,826,412
Sonus Networks, Inc. *	44,900	94,290
STEC, Inc. *	12,300	44,649
Super Micro Computer, Inc. *	8,200	78,884
Symmetricom, Inc. *	11,950	62,140
Synaptics, Inc. *	5,250	216,458
SYNNEX Corp. *	3,000	103,800
TE Connectivity Ltd.	63,000	2,743,650
Tech Data Corp. *	5,300	247,669
Tellabs, Inc.	38,064	78,792
TESSCO Technologies, Inc.	4,025	82,271
TransAct Technologies, Inc.	1,500	11,265
Trimble Navigation Ltd. *	36,784	1,057,172
TTM Technologies, Inc. *	11,000	79,530
Ubiquiti Networks, Inc.	6,900	106,605
Universal Display Corp. *	5,800	182,352
ViaSat, Inc. *	5,500	266,585
Vishay Intertechnology, Inc. *	18,588	260,976
Vishay Precision Group, Inc. *	5,620	80,535
Western Digital Corp.	32,600	1,802,128
Xerox Corp.	186,756	1,602,366
Xybernaut Corp. (a)(c)*	1,400	—
Zebra Technologies Corp., Class A *	7,375	344,044
Zygo Corp. *	7,000	104,720

		154,322,146

Telecommunication Services 2.6%
8x8, Inc. *	14,600	105,558
Alaska Communications Systems Group, Inc.	5,000	8,100
Alteva, Inc.	1,100	11,462
AT&T, Inc.	827,756	31,007,740
Atlantic Tele-Network, Inc.	3,250	165,002
CenturyLink, Inc.	95,078	3,572,080
Cincinnati Bell, Inc. *	32,268	113,583
Clearwire Corp., Class A *	62,900	211,344
Cogent Communications Group, Inc.	9,900	283,536
Consolidated Communications Holdings, Inc.	5,253	96,813
Crown Castle International Corp. *	44,776	3,447,752
Frontier Communications Corp. (d)	146,868	610,971
General Communication, Inc., Class A *	10,500	101,955
HickoryTech Corp.	4,600	47,288
Iridium Communications, Inc. *	11,800	79,178
Leap Wireless International, Inc. (d)*	13,000	74,360
Level 3 Communications, Inc. *	23,006	463,111
Lumos Networks Corp.	1,500	20,235
MetroPCS Communications, Inc. *	44,500	526,880
NII Holdings, Inc. (d)*	27,900	242,730
NTELOS Holdings Corp.	4,500	66,240
Premiere Global Services, Inc. *	11,400	128,022

58 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SBA Communications Corp., Class A *	18,700	1,477,113
Shenandoah Telecommunications Co.	2,500	40,975
Sprint Nextel Corp. *	448,230	3,160,021
Telephone & Data Systems, Inc.	14,222	319,142
tw telecom, Inc. *	21,600	584,928
United States Cellular Corp. *	2,400	92,256
USA Mobility, Inc.	5,500	74,635
Verizon Communications, Inc.	430,772	23,222,919
Vonage Holdings Corp. *	36,400	111,020
Windstream Corp.	87,969	749,496

		71,216,445

Transportation 1.9%
Alaska Air Group, Inc. *	10,100	622,564
Allegiant Travel Co.	2,000	179,800
AMERCO	1,000	160,700
Arkansas Best Corp.	9,900	104,049
Atlas Air Worldwide Holdings, Inc. *	3,800	142,120
Avis Budget Group, Inc. *	17,500	504,700
C.H. Robinson Worldwide, Inc.	23,800	1,413,482
Con-way, Inc.	7,500	253,500
Covenant Transport Group, Inc., Class A *	3,000	16,650
CSX Corp.	152,600	3,752,434
Delta Air Lines, Inc. *	130,600	2,238,484
Expeditors International of Washington, Inc.	30,500	1,095,865
FedEx Corp.	44,163	4,151,764
Forward Air Corp.	4,600	169,694
Genco Shipping & Trading Ltd. (d)*	21,500	36,765
Genesee & Wyoming, Inc., Class A *	7,400	630,480
Heartland Express, Inc.	8,941	121,329
Hertz Global Holdings, Inc. *	54,600	1,314,768
Hub Group, Inc., Class A *	4,400	161,260
J.B. Hunt Transport Services, Inc.	13,500	959,445
JetBlue Airways Corp. *	30,962	213,328
Kansas City Southern	16,250	1,772,387
Kirby Corp. *	8,600	644,054
Knight Transportation, Inc.	9,050	141,361
Landstar System, Inc.	6,600	360,756
Matson, Inc.	6,400	150,656
Norfolk Southern Corp.	48,100	3,723,902
Old Dominion Freight Line, Inc. *	12,112	466,312
Pacer International, Inc. *	17,800	101,282
Park-Ohio Holdings Corp. *	3,600	132,408
Republic Airways Holdings, Inc. *	12,500	139,875
Roadrunner Transportation Systems, Inc. *	4,900	110,299
Ryder System, Inc.	7,500	435,525
Saia, Inc. *	6,100	249,612
SkyWest, Inc.	7,000	100,170
Southwest Airlines Co.	106,315	1,456,516
Spirit Airlines, Inc. *	5,600	149,520
Swift Transportation Co. *	19,000	266,380
Union Pacific Corp.	70,900	10,490,364
United Continental Holdings, Inc. *	48,500	1,566,550
United Parcel Service, Inc., Class B	108,080	9,277,587
Universal Truckload Services, Inc. *	3,300	83,292
US Airways Group, Inc. (d)*	24,000	405,600
UTI Worldwide, Inc.	14,600	214,474
Werner Enterprises, Inc.	5,832	133,903
Wesco Aircraft Holdings, Inc. *	7,900	130,429

		50,946,395

Utilities 3.6%
AGL Resources, Inc.	18,629	816,882
ALLETE, Inc.	5,233	268,714
Alliant Energy Corp.	16,300	872,213
Ameren Corp.	36,200	1,312,250
American DG Energy, Inc. *	11,400	20,976
American Electric Power Co., Inc.	73,920	3,801,706
American States Water Co.	2,800	155,344
American Water Works Co., Inc.	26,100	1,093,068
Aqua America, Inc.	20,694	656,621
Artesian Resources Corp., Class A	4,000	94,280
Atmos Energy Corp.	14,200	630,054
Avista Corp.	7,800	218,790
Black Hills Corp.	5,600	262,584
Cadiz, Inc. *	6,356	37,437
California Water Service Group	6,000	120,300
Calpine Corp. *	57,800	1,255,994
CenterPoint Energy, Inc.	66,500	1,641,220
CH Energy Group, Inc.	1,900	123,443
Chesapeake Utilities Corp.	2,847	151,916
Cleco Corp.	8,700	430,824
CMS Energy Corp.	39,000	1,167,660
Connecticut Water Service, Inc.	5,100	145,248
Consolidated Edison, Inc.	43,700	2,781,505
Delta Natural Gas Co., Inc.	1,291	27,989
Dominion Resources, Inc.	87,280	5,383,430
DTE Energy Co.	25,501	1,858,513
Duke Energy Corp.	106,473	8,006,770
Dynegy, Inc. *	17,000	420,070
Edison International	48,610	2,615,218
El Paso Electric Co.	5,300	198,538
Entergy Corp.	26,300	1,873,349
Exelon Corp.	128,769	4,830,125
FirstEnergy Corp.	62,356	2,905,790
Genie Energy Ltd., Class B	12,800	137,984
Great Plains Energy, Inc.	21,541	519,784
Hawaiian Electric Industries, Inc.	13,300	376,390
IDACORP, Inc.	7,100	349,391
Integrys Energy Group, Inc.	11,140	685,778
ITC Holdings Corp.	7,500	691,650
MDU Resources Group, Inc.	26,625	664,294
MGE Energy, Inc.	3,300	184,305
Middlesex Water Co.	4,500	88,245
National Fuel Gas Co.	12,400	777,728
New Jersey Resources Corp.	6,225	293,820
NextEra Energy, Inc.	64,100	5,258,123
NiSource, Inc.	45,464	1,397,109
Northeast Utilities	46,643	2,114,327
Northwest Natural Gas Co.	3,800	168,986
NorthWestern Corp.	7,100	305,442
NRG Energy, Inc.	48,056	1,339,321
NV Energy, Inc.	37,076	801,954

See financial notes 59

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
OGE Energy Corp.	14,900	1,079,207
ONEOK, Inc.	30,300	1,556,208
Ormat Technologies, Inc.	8,600	186,964
Otter Tail Corp.	4,100	127,920
Pepco Holdings, Inc.	37,400	845,240
PG&E Corp.	66,200	3,206,728
Piedmont Natural Gas Co., Inc.	12,300	423,489
Pinnacle West Capital Corp.	16,200	986,580
PNM Resources, Inc.	11,200	268,912
Portland General Electric Co.	10,900	351,525
PPL Corp.	86,800	2,897,384
Public Service Enterprise Group, Inc.	75,500	2,764,055
Pure Cycle Corp. *	8,000	47,040
Questar Corp.	24,700	627,133
SCANA Corp.	21,905	1,187,251
Sempra Energy	33,575	2,781,689
SJW Corp.	5,570	141,255
South Jersey Industries, Inc.	4,200	259,140
Southwest Gas Corp.	6,500	329,355
TECO Energy, Inc.	29,100	556,683
The AES Corp.	91,296	1,265,362
The Empire District Electric Co.	6,500	149,955
The Laclede Group, Inc.	3,300	154,143
The Southern Co.	130,400	6,289,192
UGI Corp.	16,000	655,680
UIL Holdings Corp.	6,966	290,064
Unitil Corp.	3,600	109,116
UNS Energy Corp.	5,700	290,472
Vectren Corp.	11,366	426,907
Westar Energy, Inc.	18,500	646,760
WGL Holdings, Inc.	7,300	337,406
Wisconsin Energy Corp.	34,600	1,554,924
Xcel Energy, Inc.	72,095	2,291,900
York Water Co.	6,100	114,375

		97,533,466

Total Common Stock
(Cost $1,813,770,978)		2,648,285,384

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (a)(c)*	1,800	—

Total Rights
(Cost $—)		—

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. (c)*	33	4

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.8% of net assets

Time Deposit 1.7%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 05/01/13	46,397,197	46,397,197

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.01%, 06/20/13 (e)(f)	200,000	199,997
0.03%, 06/20/13 (e)(f)	200,000	199,992
0.04%, 06/20/13 (e)(f)	550,000	549,969
0.05%, 06/20/13 (e)(f)	200,000	199,987
0.09%, 06/20/13 (e)(f)	2,000,000	1,999,764

		3,149,709

Total Short-Term Investments
(Cost $49,546,906)		49,546,906

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.7% of net assets

Wells Fargo Advantage Government Money Market Fund	19,140,972	19,140,972

Total Collateral Invested for Securities on Loan
(Cost $19,140,972)		19,140,972

End of collateral invested for securities on loan.

At 04/30/13 tax basis cost of the fund’s investments was $1,877,499,703 and the unrealized appreciation and depreciation were $931,961,728 and ($111,629,137), respectively, with a net unrealized appreciation of $820,332,591.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $4 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

60 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/21/13	65	6,143,150	89,586
S&P 500 Index, e-mini, Long, expires 06/21/13	550	43,785,500	1,393,351

Net unrealized gains			1,482,937

See financial notes 61

 Schwab International Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

95.9%		Common Stock	1,271,956,797	1,703,066,687
0.5%		Preferred Stock	6,648,095	9,647,033
0.0%		Rights	749,437	189,972
0.5%		Other Investment Company	8,089,400	8,671,600
2.6%		Short-Term Investments	45,804,555	45,804,555

99.5%		Total Investments	1,333,248,284	1,767,379,847
0.7%		Collateral Invested for Securities on Loan	13,249,645	13,249,645
(0	.2)%	Other Assets and Liabilities, Net		(4,092,671)

100.0%		Total Net Assets		1,776,536,821

	Number	Value
Security	of Shares	($)

Common Stock 95.9% of net assets

Australia 8.9%

Banks 3.3%
Australia & New Zealand Banking Group Ltd.	389,130	12,859,665
Bendigo & Adelaide Bank Ltd.	58,930	676,339
Commonwealth Bank of Australia	230,333	17,556,180
National Australia Bank Ltd.	332,374	11,728,777
Westpac Banking Corp.	441,047	15,471,941

		58,292,902

Capital Goods 0.0%
Leighton Holdings Ltd.	23,297	483,855

Commercial & Professional Supplies 0.2%
ALS Ltd.	51,222	520,672
Brambles Ltd.	222,764	2,016,855

		2,537,527

Consumer Services 0.1%
Crown Ltd.	58,662	784,952
Echo Entertainment Group Ltd.	100,330	376,538
Flight Centre Ltd.	7,387	292,464
TABCORP Holdings Ltd.	93,458	334,542
Tatts Group Ltd.	198,273	672,385

		2,460,881

Diversified Financials 0.2%
ASX Ltd.	25,393	990,066
Macquarie Group Ltd.	46,607	1,896,052

		2,886,118

Energy 0.5%
Caltex Australia Ltd.	18,421	411,490
Origin Energy Ltd.	154,772	1,981,450
Santos Ltd.	138,627	1,780,673
Whitehaven Coal Ltd.	52,853	106,986
Woodside Petroleum Ltd.	94,696	3,694,440
WorleyParsons Ltd.	30,933	731,306

		8,706,345

Food & Staples Retailing 0.8%
Metcash Ltd.	126,061	534,942
Wesfarmers Ltd.	144,080	6,481,915
Woolworths Ltd.	176,392	6,662,192

		13,679,049

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	83,605	1,313,399
Treasury Wine Estates Ltd.	86,866	526,489

		1,839,888

Health Care Equipment & Services 0.1%
Cochlear Ltd.	8,137	557,194
Ramsay Health Care Ltd.	19,598	650,776
Sonic Healthcare Ltd.	56,900	782,005

		1,989,975

Insurance 0.5%
AMP Ltd.	413,617	2,318,168
Insurance Australia Group Ltd.	297,586	1,796,702
QBE Insurance Group Ltd.	172,098	2,388,540
Suncorp Group Ltd.	184,160	2,480,320

		8,983,730

Materials 1.6%
Alumina Ltd. *	327,010	327,008
Amcor Ltd.	172,615	1,772,732
BHP Billiton Ltd.	459,710	15,454,975
Boral Ltd.	110,617	574,166
Fortescue Metals Group Ltd.	200,564	732,640
Iluka Resources Ltd.	57,132	530,776
Incitec Pivot Ltd.	230,301	691,029
James Hardie Industries plc CDI	65,076	685,448
Newcrest Mining Ltd.	109,420	1,916,864
Orica Ltd.	52,856	1,253,391
OZ Minerals Ltd.	44,193	198,081
Rio Tinto Ltd.	62,518	3,638,406
Sims Metal Management Ltd.	22,423	224,938

		28,000,454

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	71,800	4,692,337

Real Estate 0.7%
CFS Retail Property Trust Group	279,963	637,954
Dexus Property Group	658,009	787,141
Federation Centres	181,994	490,550
Goodman Group	240,617	1,301,554
GPT Group	194,809	828,824
Lend Lease Group	79,311	886,458
Mirvac Group	490,327	900,407
Stockland	315,281	1,267,023
Westfield Group	305,999	3,701,408

62 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Westfield Retail Trust	414,114	1,415,979

		12,217,298

Retailing 0.0%
Harvey Norman Holdings Ltd.	68,124	212,082

Software & Services 0.0%
Computershare Ltd.	64,473	664,169

Telecommunication Services 0.2%
Telstra Corp., Ltd.	623,370	3,219,553

Transportation 0.2%
Asciano Ltd.	133,090	745,602
Aurizon Holdings Ltd.	251,829	1,084,028
Qantas Airways Ltd. *	148,963	293,573
Sydney Airport	74,602	267,666
Toll Holdings Ltd.	92,053	544,582
Transurban Group	186,650	1,320,420

		4,255,871

Utilities 0.1%
AGL Energy Ltd.	79,288	1,305,584
APA Group	117,803	795,550
SP AusNet	224,108	291,645

		2,392,779

		157,514,813

Austria 0.3%

Banks 0.1%
Erste Group Bank AG *	31,764	995,600
Raiffeisen Bank International AG	6,669	235,416

		1,231,016

Capital Goods 0.1%
Andritz AG	10,635	692,586

Energy 0.1%
OMV AG	20,688	971,811

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,240	277,481

Materials 0.0%
Voestalpine AG	16,464	516,245

Real Estate 0.0%
Immofinanz AG *	133,179	544,555

Telecommunication Services 0.0%
Telekom Austria AG	29,683	203,614

Utilities 0.0%
Verbund AG	9,608	210,341

		4,647,649

Belgium 1.1%

Banks 0.1%
KBC GROEP N.V.	36,978	1,447,353

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	11,548	893,799

Food & Staples Retailing 0.1%
Colruyt S.A.	10,334	521,937
Delhaize Group S.A.	13,897	869,582

		1,391,519

Food, Beverage & Tobacco 0.5%
Anheuser-Busch InBev N.V.	114,981	11,046,285

Insurance 0.1%
Ageas	32,780	1,200,510

Materials 0.1%
Solvay S.A.	8,422	1,233,925
Umicore S.A.	16,120	747,100

		1,981,025

Media 0.0%
Telenet Group Holding N.V.	7,632	410,446

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	15,352	906,048

Telecommunication Services 0.0%
Belgacom S.A. (a)	21,773	501,279

		19,778,264

Denmark 1.1%

Banks 0.1%
Danske Bank A/S *	93,793	1,776,141

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	15,458	1,437,104

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	16,501	897,760
William Demant Holding A/S *	3,981	318,758

		1,216,518

Insurance 0.0%
Tryg A/S	3,346	290,009

Materials 0.1%
Novozymes A/S, B Shares	34,874	1,207,029

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Novo Nordisk A/S, Class B	58,294	10,261,183

Telecommunication Services 0.0%
TDC A/S	91,892	745,706

Transportation 0.1%
AP Moller - Maersk A/S, Series A	79	540,721
AP Moller - Maersk A/S, Series B	191	1,360,110
DSV A/S	25,786	649,513

		2,550,344

		19,484,034

Finland 0.7%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	16,933	735,569

Capital Goods 0.2%
Kone Oyj, Class B	22,155	1,958,247
Metso Oyj	18,759	772,917
Wartsila Oyj Abp	24,128	1,186,461

		3,917,625

Diversified Financials 0.0%
Pohjola Bank plc, A Shares	18,850	320,888

Energy 0.0%
Neste Oil Oyj	17,493	273,167

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	9,130	274,123

See financial notes 63

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.1%
Sampo Oyj, A Shares	60,050	2,402,894

Materials 0.1%
Stora Enso Oyj, R Shares	79,152	552,006
UPM-Kymmene Oyj	76,671	807,169

		1,359,175

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	12,992	373,361

Technology Hardware & Equipment 0.1%
Nokia Oyj (a)	536,040	1,800,926

Telecommunication Services 0.0%
Elisa Oyj	19,292	365,930

Utilities 0.1%
Fortum Oyj	63,202	1,174,766

		12,998,424

France 9.0%

Automobiles & Components 0.2%
Compagnie Generale des Etablissements Michelin	26,090	2,206,221
Peugeot S.A. (a)*	31,040	248,488
Renault S.A.	27,676	1,910,054

		4,364,763

Banks 0.8%
BNP Paribas S.A.	143,573	8,005,328
Credit Agricole S.A. *	142,252	1,303,125
Natixis	131,762	577,577
Societe Generale S.A. *	100,955	3,667,390

		13,553,420

Capital Goods 1.3%
Alstom S.A.	31,079	1,276,357
Bouygues S.A.	27,278	762,226
Compagnie de Saint-Gobain	56,972	2,281,667
European Aeronautic Defence & Space Co., N.V.	65,246	3,447,055
Legrand S.A.	33,863	1,580,338
Rexel S.A.	20,823	458,624
Safran S.A.	32,779	1,611,274
Schneider Electric S.A.	75,311	5,741,457
Thales S.A.	13,384	581,559
Vallourec S.A.	14,880	714,170
Vinci S.A.	65,990	3,181,169
Zodiac Aerospace	4,932	618,763

		22,254,659

Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	7,907	968,856
Edenred	24,406	813,050
Societe BIC S.A.	3,926	418,672

		2,200,578

Consumer Durables & Apparel 0.4%
Christian Dior S.A.	7,725	1,348,320
LVMH Moet Hennessy Louis Vuitton S.A.	36,334	6,296,124

		7,644,444

Consumer Services 0.1%
Accor S.A.	21,379	707,891
Sodexo	13,250	1,106,479

		1,814,370

Diversified Financials 0.0%
Eurazeo	4,723	250,603
Wendel S.A.	4,484	485,996

		736,599

Energy 1.0%
Compagnie Generale de Geophysique - Veritas *	23,283	503,672
Technip S.A.	14,429	1,547,659
Total S.A.	304,784	15,341,927

		17,393,258

Food & Staples Retailing 0.2%
Carrefour S.A. (a)	86,287	2,562,648
Casino Guichard Perrachon S.A.	8,052	870,936

		3,433,584

Food, Beverage & Tobacco 0.6%
Danone S.A.	82,854	6,319,124
Pernod-Ricard S.A.	30,381	3,763,301
Remy Cointreau S.A.	3,367	391,952

		10,474,377

Health Care Equipment & Services 0.2%
Essilor International S.A.	29,000	3,267,502

Household & Personal Products 0.4%
L’Oreal S.A.	34,801	6,211,656

Insurance 0.3%
AXA S.A.	253,106	4,739,822
CNP Assurances	23,314	330,438
SCOR SE	23,570	715,342

		5,785,602

Materials 0.6%
Air Liquide S.A.	44,683	5,661,165
ArcelorMittal	141,232	1,745,716
Arkema S.A.	9,128	855,730
Imerys S.A.	4,634	305,104
Lafarge S.A.	26,504	1,715,792

		10,283,507

Media 0.3%
Eutelsat Communications S.A.	19,367	699,786
JC Decaux S.A.	9,072	249,598
Lagardere S.C.A.	17,248	641,073
Publicis Groupe S.A.	25,682	1,785,883
SES S.A.	43,578	1,359,149

		4,735,489

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Sanofi	170,501	18,433,806

Real Estate 0.3%
Fonciere des Regions	3,999	319,071
Gecina S.A.	2,992	360,540
ICADE	3,182	294,148
Klepierre	14,999	636,485
Unibail-Rodamco SE	13,202	3,451,197

		5,061,441

Retailing 0.1%
PPR	10,779	2,374,300

64 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	91,234	793,825

Software & Services 0.2%
AtoS	8,095	563,928
Cap Gemini S.A.	21,938	1,011,476
Dassault Systemes S.A.	9,002	1,098,940

		2,674,344

Technology Hardware & Equipment 0.1%
Gemalto N.V.	11,304	924,020

Telecommunication Services 0.4%
France Telecom S.A.	262,185	2,799,973
Iliad S.A.	3,252	743,481
Vivendi S.A.	189,446	4,291,309

		7,834,763

Transportation 0.1%
Aeroports de Paris	4,137	374,444
Groupe Eurotunnel S.A. - Reg’d	80,583	675,143

		1,049,587

Utilities 0.3%
EDF S.A.	35,022	784,067
GDF Suez	189,875	4,070,976
Suez Environnement Co.	38,178	547,900
Veolia Environnement S.A.	49,105	679,240

		6,082,183

		159,382,077

Germany 7.4%

Automobiles & Components 0.8%
Bayerische Motoren Werke AG	47,392	4,382,343
Continental AG	15,505	1,844,286
Daimler AG - Reg’d	129,861	7,200,149
Volkswagen AG	4,258	829,621

		14,256,399

Banks 0.0%
Commerzbank AG (a)*	54,237	732,028

Capital Goods 0.9%
Brenntag AG	7,503	1,281,221
GEA Group AG	26,295	891,027
Hochtief AG *	4,149	288,671
MAN SE	6,085	682,706
Siemens AG - Reg’d	119,798	12,517,335

		15,660,960

Consumer Durables & Apparel 0.2%
Adidas AG	29,996	3,136,599
Hugo Boss AG	3,434	400,230

		3,536,829

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	133,045	6,124,465
Deutsche Boerse AG	27,601	1,724,954

		7,849,419

Food & Staples Retailing 0.0%
Metro AG	19,006	593,618

Food, Beverage & Tobacco 0.0%
Suedzucker AG	11,975	483,107

Health Care Equipment & Services 0.3%
Celesio AG	11,605	229,790
Fresenius Medical Care AG & Co KGaA	29,914	2,060,949
Fresenius SE & Co KGaA	17,840	2,238,078

		4,528,817

Household & Personal Products 0.2%
Beiersdorf AG	14,314	1,296,594
Henkel AG & Co. KGaA	18,574	1,455,896

		2,752,490

Insurance 0.9%
Allianz SE - Reg’d	65,263	9,653,737
Hannover Rueckversicherung AG - Reg’d	8,744	739,796
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	25,670	5,141,862

		15,535,395

Materials 1.2%
BASF SE	131,468	12,307,057
HeidelbergCement AG	20,262	1,462,682
K&S AG - Reg’d	24,644	1,091,002
Lanxess AG	12,146	887,038
Linde AG	26,497	5,017,034
Salzgitter AG	5,330	209,795
ThyssenKrupp AG *	54,694	991,532

		21,966,140

Media 0.1%
Axel Springer AG (a)	5,400	227,872
Kabel Deutschland Holding AG	12,627	1,198,676

		1,426,548

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Bayer AG - Reg’d	118,366	12,374,744
Merck KGaA	9,323	1,420,328
QIAGEN N.V. *	33,846	670,904

		14,465,976

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	154,144	1,219,300

Software & Services 0.6%
SAP AG	131,865	10,512,533
United Internet AG - Reg’d	14,474	397,415

		10,909,948

Telecommunication Services 0.3%
Deutsche Telekom AG - Reg’d	402,050	4,761,938

Transportation 0.2%
Deutsche Lufthansa AG - Reg’d	33,431	669,368
Deutsche Post AG - Reg’d	128,689	3,059,058
Fraport AG Frankfurt Airport Services Worldwide	5,014	299,997

		4,028,423

Utilities 0.4%
E.ON SE AG	257,775	4,681,334
RWE AG	70,272	2,532,551

		7,213,885

		131,921,220

See financial notes 65

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Greece 0.1%

Consumer Services 0.0%
OPAP S.A.	30,470	300,359

Food, Beverage & Tobacco 0.1%
Coca Cola Hellenic Bottling Co., S.A. *	28,832	711,184

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. (OTE) *	35,000	304,216

		1,315,759

Hong Kong 3.0%

Banks 0.3%
Bank of East Asia Ltd.	181,600	748,236
BOC Hong Kong (Holdings) Ltd.	523,000	1,802,353
Hang Seng Bank Ltd.	111,136	1,861,576
Wing Hang Bank Ltd.	29,500	310,315

		4,722,480

Capital Goods 0.2%
Hopewell Holdings Ltd.	84,500	327,077
Hutchison Whampoa Ltd.	305,370	3,322,186
NWS Holdings Ltd.	192,000	343,285

		3,992,548

Consumer Durables & Apparel 0.0%
Yue Yuen Industrial Holdings Ltd.	105,500	365,627

Consumer Services 0.3%
Galaxy Entertainment Group Ltd. *	297,000	1,333,355
MGM China Holdings Ltd.	128,400	303,099
Sands China Ltd.	356,800	1,876,040
Shangri-La Asia Ltd.	224,000	433,977
SJM Holdings Ltd.	278,000	701,845
Wynn Macau Ltd. *	212,000	644,790

		5,293,106

Diversified Financials 0.2%
First Pacific Co., Ltd.	282,000	390,561
Hong Kong Exchanges & Clearing Ltd.	156,118	2,633,017

		3,023,578

Insurance 0.4%
AIA Group Ltd.	1,724,000	7,669,139

Real Estate 1.0%
Cheung Kong (Holdings) Ltd.	200,656	3,028,243
Hang Lung Properties Ltd.	316,000	1,230,405
Henderson Land Development Co., Ltd.	138,000	1,001,404
Hysan Development Co., Ltd.	87,000	432,066
Kerry Properties Ltd.	98,000	444,663
New World Development Co., Ltd.	529,000	924,741
Sino Land Co., Ltd.	416,000	685,538
Sun Hung Kai Properties Ltd.	225,604	3,262,254
Swire Pacific Ltd., Class A	98,090	1,248,213
Swire Properties Ltd.	169,000	604,231
The Link REIT	323,500	1,833,855
Wharf Holdings Ltd.	216,100	1,930,226
Wheelock & Co., Ltd.	132,000	735,574

		17,361,413

Retailing 0.1%
Li & Fung Ltd.	828,000	1,074,627

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	32,000	330,429

Telecommunication Services 0.0%
HKT Trust & HKT Ltd.	301,000	316,242
PCCW Ltd.	536,000	273,112

		589,354

Transportation 0.1%
Cathay Pacific Airways Ltd.	169,000	297,882
MTR Corp., Ltd.	207,000	854,463
Orient Overseas International Ltd.	30,000	178,567

		1,330,912

Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	77,000	559,190
CLP Holdings Ltd.	251,580	2,219,038
Hong Kong & China Gas Co., Ltd.	746,031	2,247,138
Power Assets Holdings Ltd.	199,000	1,945,983

		6,971,349

		52,724,562

Ireland 0.2%

Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	21,190	1,253,267

Materials 0.1%
CRH plc	103,938	2,238,161

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Elan Corp. plc *	73,229	847,636

Transportation 0.0%
Ryanair Holdings plc	25,968	202,090

		4,541,154

Israel 0.5%

Banks 0.1%
Bank Hapoalim B.M. *	144,407	671,746
Bank Leumi Le-Israel B.M. *	177,105	629,505
Mizrahi Tefahot Bank Ltd. *	16,863	172,517

		1,473,768

Energy 0.0%
Delek Group Ltd.	790	208,285

Materials 0.1%
Israel Chemicals Ltd.	62,967	750,346
The Israel Corp., Ltd. *	316	203,487

		953,833

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	127,622	4,899,862

Semiconductors & Semiconductor Equipment 0.0%
Mellanox Technologies Ltd. *	4,792	251,040

Software & Services 0.0%
NICE Systems Ltd. *	8,174	289,940

66 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	271,806	394,802

		8,471,530

Italy 2.0%

Automobiles & Components 0.1%
Fiat S.p.A. *	125,442	751,702
Pirelli & C. S.p.A.	33,866	352,241

		1,103,943

Banks 0.4%
Banca Monte dei Paschi di Siena S.p.A. (a)*	860,993	242,970
Banco Popolare Scarl *	229,087	330,932
Intesa Sanpaolo S.p.A.	1,442,220	2,619,240
Intesa Sanpaolo S.p.A. - RSP	124,963	196,110
UniCredit S.p.A. *	579,843	3,030,629
Unione di Banche Italiane S.C.P.A.	122,619	512,819

		6,932,700

Capital Goods 0.1%
Fiat Industrial S.p.A.	122,546	1,383,825
Finmeccanica S.p.A. *	58,072	302,502
Prysmian S.p.A.	30,520	616,035

		2,302,362

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	24,024	1,244,305

Diversified Financials 0.0%
Exor S.p.A.	10,760	326,031
Mediobanca S.p.A.	76,417	486,367

		812,398

Energy 0.6%
Eni S.p.A.	364,129	8,690,452
Saipem S.p.A.	39,147	1,110,844
Tenaris S.A.	68,664	1,530,823

		11,332,119

Insurance 0.2%
Assicurazioni Generali S.p.A.	168,403	3,092,849

Telecommunication Services 0.1%
Telecom Italia S.p.A.	1,327,993	1,127,997
Telecom Italia S.p.A. - RSP	808,777	561,712

		1,689,709

Transportation 0.1%
Atlantia S.p.A.	47,830	855,130

Utilities 0.3%
Enel Green Power S.p.A.	231,830	494,544
Enel S.p.A.	942,175	3,643,747
Snam S.p.A.	235,423	1,158,545
Terna - Rete Elettrica Nationale S.p.A.	183,741	860,024

		6,156,860

		35,522,375

Japan 21.3%

Automobiles & Components 3.0%
Aisin Seiki Co., Ltd.	27,700	999,881
Bridgestone Corp.	93,357	3,523,609
Daihatsu Motor Co., Ltd.	28,000	555,429
Denso Corp.	70,000	3,138,845
Fuji Heavy Industries Ltd.	84,000	1,585,540
Honda Motor Co., Ltd.	233,339	9,310,801
Isuzu Motors Ltd.	170,000	1,132,936
Koito Manufacturing Co., Ltd.	13,000	251,494
Mazda Motor Corp. *	382,000	1,308,900
Mitsubishi Motors Corp. *	580,000	685,141
NGK Spark Plug Co., Ltd.	26,000	438,329
NHK Spring Co., Ltd.	23,800	257,624
Nissan Motors Co., Ltd.	355,896	3,712,813
NOK Corp.	14,200	204,773
Stanley Electric Co., Ltd.	19,800	379,755
Sumitomo Rubber Industries Ltd.	23,400	432,083
Suzuki Motor Corp.	52,700	1,354,189
Toyoda Gosei Co., Ltd.	8,800	228,385
Toyota Boshoku Corp.	14,000	201,230
Toyota Industries Corp.	24,100	986,844
Toyota Motor Corp.	394,803	22,913,505
Yamaha Motor Co., Ltd.	38,200	532,906

		54,135,012

Banks 2.3%
Aozora Bank Ltd.	155,000	485,630
Fukuoka Financial Group, Inc.	106,000	542,266
Mitsubishi UFJ Financial Group, Inc.	1,823,909	12,374,930
Mizuho Financial Group, Inc.	3,271,434	7,198,649
Resona Holdings, Inc.	266,700	1,423,572
Seven Bank Ltd.	76,700	272,356
Shinsei Bank Ltd.	203,000	569,760
Sumitomo Mitsui Financial Group, Inc.	192,246	9,086,954
Sumitomo Mitsui Trust Holdings, Inc.	441,000	2,216,248
Suruga Bank Ltd.	25,000	442,303
The Bank of Kyoto Ltd.	44,000	462,933
The Bank of Yokohama Ltd.	175,000	1,064,657
The Chiba Bank Ltd.	104,000	807,523
The Chugoku Bank Ltd.	24,000	418,463
The Gunma Bank Ltd.	52,000	330,812
The Hachijuni Bank Ltd.	57,000	388,077
The Hiroshima Bank Ltd.	67,000	353,197
The Iyo Bank Ltd.	37,000	387,524
The Joyo Bank Ltd.	91,000	559,376
The Nishi-Nippon City Bank Ltd.	91,000	303,576
The Shizuoka Bank Ltd.	74,000	905,789
Yamaguchi Financial Group, Inc.	28,000	304,076

		40,898,671

Capital Goods 2.7%
Amada Co., Ltd.	49,000	393,189
Asahi Glass Co., Ltd.	144,000	1,131,439
Chiyoda Corp.	21,000	215,900
Daikin Industries Ltd.	33,500	1,345,266
Fanuc Corp.	27,400	4,136,088
Fuji Electric Co., Ltd.	75,000	256,619
Furukawa Electric Co., Ltd.	91,000	230,282
GS Yuasa Corp.	40,000	169,575
Hino Motors Ltd.	38,000	580,445
Hitachi Construction Machinery Co., Ltd.	14,600	347,312

See financial notes 67

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
IHI Corp.	187,000	697,311
Itochu Corp.	215,500	2,672,080
JGC Corp.	31,000	918,572
JTEKT Corp.	30,300	308,950
Kajima Corp.	111,000	354,435
Kawasaki Heavy Industries Ltd.	203,000	647,352
Kinden Corp.	30,000	218,867
Komatsu Ltd.	133,309	3,652,396
Kubota Corp.	155,000	2,226,376
Kurita Water Industries Ltd.	15,400	316,145
LIXIL Group Corp.	38,400	863,284
Mabuchi Motor Co., Ltd.	3,300	179,182
Makita Corp.	16,600	1,012,567
Marubeni Corp.	236,000	1,694,066
Mitsubishi Corp.	201,700	3,631,055
Mitsubishi Electric Corp.	277,000	2,640,748
Mitsubishi Heavy Industries Ltd.	435,000	2,999,782
Mitsui & Co., Ltd.	247,100	3,404,212
Nabtesco Corp.	15,700	346,458
NGK Insulators Ltd.	40,000	483,485
Nidec Corp.	16,000	1,088,098
NSK Ltd.	60,000	485,372
Obayashi Corp.	93,000	572,198
Shimizu Corp.	77,000	309,910
SMC Corp.	7,800	1,563,686
Sojitz Corp.	168,000	263,774
Sumitomo Corp.	161,100	2,016,816
Sumitomo Electric Industries Ltd.	107,600	1,430,936
Sumitomo Heavy Industries Ltd.	74,000	329,503
Taisei Corp.	134,000	447,565
The Japan Steel Works Ltd.	43,000	218,458
THK Co., Ltd.	16,400	345,404
TOTO Ltd.	40,000	414,852
Toyota Tsusho Corp.	31,200	868,968
Ushio, Inc.	14,300	145,704

		48,574,682

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	80,000	783,331
Park24 Co., Ltd.	13,100	264,331
Secom Co., Ltd.	30,400	1,695,535
Toppan Printing Co., Ltd.	76,000	579,080

		3,322,277

Consumer Durables & Apparel 0.7%
Asics Corp.	22,200	400,770
Casio Computer Co., Ltd.	32,000	265,130
Namco Bandai Holdings, Inc.	26,300	479,355
Nikon Corp.	49,800	1,083,952
Panasonic Corp. *	316,012	2,277,459
Rinnai Corp.	4,400	349,869
Sankyo Co., Ltd.	7,600	346,389
Sega Sammy Holdings, Inc.	29,500	775,070
Sekisui Chemical Co., Ltd.	59,000	742,960
Sekisui House Ltd.	78,000	1,169,168
Sharp Corp. (a)*	142,785	495,762
Shimano, Inc.	10,900	949,441
Sony Corp.	144,000	2,367,070
Yamaha Corp.	22,000	235,918

		11,938,313

Consumer Services 0.1%
Benesse Holdings, Inc.	9,200	407,744
McDonald’s Holdings Co., Ltd.	9,000	262,471
Oriental Land Co., Ltd.	7,200	1,164,027

		1,834,242

Diversified Financials 0.7%
Acom Co., Ltd. *	8,881	363,884
AEON Financial Service Co., Ltd.	9,900	296,812
Credit Saison Co., Ltd.	21,900	640,610
Daiwa Securities Group, Inc.	236,000	2,093,946
Japan Exchange Group, Inc.	7,406	909,087
Mitsubishi UFJ Lease & Finance Co., Ltd.	79,500	449,063
Nomura Holdings, Inc.	519,800	4,248,171
ORIX Corp.	150,400	2,307,784
SBI Holdings, Inc.	30,590	592,561

		11,901,918

Energy 0.3%
Cosmo Oil Co., Ltd. *	74,000	176,734
Idemitsu Kosan Co., Ltd.	3,000	253,800
Inpex Corp.	316	1,529,221
Japan Petroleum Exploration Co.	3,900	154,860
JX Holdings, Inc.	316,000	1,715,834
Showa Shell Sekiyu K.K.	33,500	268,874
TonenGeneral Sekiyu K.K.	39,000	394,111

		4,493,434

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	86,500	1,224,611
FamilyMart Co., Ltd.	9,000	411,305
Lawson, Inc.	9,000	708,608
Seven & I Holdings Co., Ltd.	107,803	4,146,767

		6,491,291

Food, Beverage & Tobacco 0.8%
Ajinomoto Co., Inc.	94,000	1,290,094
Asahi Group Holdings Ltd.	56,200	1,397,556
Calbee, Inc.	2,200	217,507
Coca-Cola West Co., Ltd.	13,303	247,422
Japan Tobacco, Inc.	157,500	5,953,692
Kikkoman Corp.	25,000	474,524
Kirin Holdings Co., Ltd.	123,000	2,152,373
Meiji Holdings Co., Ltd.	8,400	379,210
Nippon Meat Packers, Inc.	23,000	353,209
Nisshin Seifun Group, Inc.	25,500	329,467
Nissin Food Holdings Co., Ltd.	8,000	358,839
Toyo Suisan Kaisha Ltd.	13,000	441,811
Yakult Honsha Co., Ltd.	14,600	636,391
Yamazaki Baking Co., Ltd.	14,000	183,211

		14,415,306

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	6,400	380,760
M3, Inc.	100	226,181
Medipal Holdings Corp.	20,000	313,802
Miraca Holdings, Inc.	7,600	378,988
Olympus Corp. *	29,000	728,125
Suzuken Co., Ltd.	11,500	447,815
Sysmex Corp.	10,700	690,048
Terumo Corp.	22,500	1,117,810

		4,283,529

Household & Personal Products 0.2%
Kao Corp.	74,919	2,590,551
Shiseido Co., Ltd.	51,700	740,311

68 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unicharm Corp.	16,500	1,066,913

		4,397,775

Insurance 0.5%
MS&AD Insurance Group Holdings, Inc.	72,262	1,938,838
NKSJ Holdings, Inc.	54,500	1,383,272
Sony Financial Holdings, Inc.	23,700	334,811
T&D Holdings, Inc.	83,700	974,958
The Dai-ichi Life Insurance Co., Ltd.	1,204	1,659,675
Tokio Marine Holdings, Inc.	99,699	3,168,400

		9,459,954

Materials 1.3%
Nippon Steel & Sumitomo Metal Corp.	1,088,410	2,898,952
Air Water, Inc.	20,000	323,845
Asahi Kasei Corp.	181,000	1,216,745
Daicel Corp.	40,000	322,832
Daido Steel Co., Ltd.	39,000	212,565
Denki Kagaku Kogyo K.K.	54,000	197,556
Hitachi Chemical Co., Ltd.	14,200	222,608
Hitachi Metals Ltd.	22,000	227,448
JFE Holdings, Inc.	69,900	1,517,663
JSR Corp.	26,300	605,427
Kaneka Corp.	38,000	228,918
Kansai Paint Co., Ltd.	30,000	384,956
Kobe Steel Ltd. *	334,000	436,230
Kuraray Co., Ltd.	49,800	756,302
Maruichi Steel Tube Ltd.	6,400	161,840
Mitsubishi Chemical Holdings Corp.	194,000	946,161
Mitsubishi Gas Chemical Co., Inc.	53,000	405,209
Mitsubishi Materials Corp.	147,000	421,656
Mitsui Chemicals, Inc.	117,000	270,765
Nippon Paper Industries Co., Ltd. (a)*	13,500	202,213
Nitto Denko Corp.	24,000	1,576,788
Oji Holdings Corp.	104,000	371,217
Shin-Etsu Chemical Co., Ltd.	58,760	3,961,152
Showa Denko K.K.	191,000	308,416
Sumitomo Chemical Co., Ltd.	214,000	716,617
Sumitomo Metal Mining Co., Ltd.	75,000	1,049,949
Taiheiyo Cement Corp.	163,000	423,329
Taiyo Nippon Sanso Corp.	36,000	239,211
Teijin Ltd.	126,000	303,565
Toray Industries, Inc.	209,000	1,469,378
Toyo Seikan Kaisha Ltd.	20,700	283,679
Ube Industries Ltd.	144,000	291,154
Yamato Kogyo Co., Ltd.	5,700	188,525

		23,142,871

Media 0.1%
Dentsu, Inc.	26,600	924,707
Hakuhodo DY Holdings, Inc.	3,180	262,075
Toho Co., Ltd.	15,500	344,641

		1,531,423

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Astellas Pharma, Inc.	63,570	3,705,181
Chugai Pharmaceutical Co., Ltd.	32,100	799,204
Daiichi Sankyo Co., Ltd.	95,300	1,864,708
Dainippon Sumitomo Pharma Co., Ltd.	21,800	400,408
Eisai Co., Ltd.	36,500	1,665,646
Hisamitsu Pharmaceutical Co., Inc.	9,100	535,069
Kyowa Hakko Kirin Co., Ltd.	37,000	454,155
Mitsubishi Tanabe Pharma Corp.	31,000	471,551
Ono Pharmaceutical Co., Ltd.	12,200	804,625
Otsuka Holdings Co., Ltd.	51,500	1,857,208
Santen Pharmaceutical Co., Ltd.	10,900	547,125
Shionogi & Co., Ltd.	42,800	1,052,749
Taisho Pharmaceutical Holdings Co., Ltd.	5,000	370,720
Takeda Pharmaceutical Co., Ltd.	113,000	6,203,898
Tsumura & Co.	8,200	267,940

		21,000,187

Real Estate 1.2%
Aeon Mall Co., Ltd.	9,900	318,738
Daito Trust Construction Co., Ltd.	10,600	1,027,787
Daiwa House Industry Co., Ltd.	74,000	1,672,553
Hulic Co., Ltd.	37,900	421,487
Japan Prime Realty Investment Corp.	121	444,643
Japan Real Estate Investment Corp.	87	1,168,706
Japan Retail Fund Investment Corp.	299	708,773
Mitsubishi Estate Co., Ltd.	179,502	5,846,579
Mitsui Fudosan Co., Ltd.	119,777	4,076,373
Nippon Building Fund, Inc.	99	1,426,425
Nomura Real Estate Holdings, Inc.	17,500	470,467
Nomura Real Estate Office Fund, Inc.	37	236,411
NTT Urban Development Corp.	155	229,812
Sumitomo Realty & Development Co., Ltd.	51,000	2,410,329
Tokyu Land Corp.	61,000	749,999

		21,209,082

Retailing 0.5%
ABC-Mart, Inc.	5,980	224,013
Don Quijote Co., Ltd.	8,500	463,165
Fast Retailing Co., Ltd.	7,600	2,787,027
Isetan Mitsukoshi Holdings Ltd.	50,900	811,238
J. Front Retailing Co., Ltd.	74,000	621,693
Marui Group Co., Ltd.	30,000	348,230
Nitori Holdings Co., Ltd.	5,300	399,846
Rakuten, Inc.	106,120	1,131,913
Sanrio Co., Ltd.	6,100	306,287
Shimamura Co., Ltd.	3,300	417,059
Takashimaya Co., Ltd.	36,000	425,533
USS Co., Ltd.	2,990	383,571
Yamada Denki Co., Ltd.	13,100	632,186

		8,951,761

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	20,400	305,649
Rohm Co., Ltd.	14,300	505,528
Sumco Corp.	15,800	165,851
Tokyo Electron Ltd.	24,600	1,259,131

		2,236,159

Software & Services 0.3%
Dena Co., Ltd. (a)	15,600	444,383

See financial notes 69

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Gree, Inc. (a)	13,000	166,627
Itochu Techno-Solutions Corp.	5,206	247,740
Konami Corp.	15,600	355,860
Nexon Co., Ltd.	15,000	182,117
Nintendo Co., Ltd.	15,239	1,681,968
Nomura Research Institute Ltd.	13,800	415,693
NTT Data Corp.	183	579,394
Oracle Corp., Japan	5,200	222,773
Otsuka Corp.	2,200	228,062
Trend Micro, Inc.	14,500	406,534
Yahoo Japan Corp.	2,093	1,051,711

		5,982,862

Technology Hardware & Equipment 1.8%
Brother Industries Ltd.	32,200	368,244
Canon, Inc.	162,295	5,836,858
Citizen Holdings Co., Ltd.	36,000	212,975
FUJIFILM Holdings Corp.	66,111	1,358,153
Fujitsu Ltd.	266,000	1,117,221
Hamamatsu Photonics K.K.	11,300	465,896
Hirose Electric Co., Ltd.	4,600	661,432
Hitachi High-Technologies Corp.	8,400	209,843
Hitachi Ltd.	674,079	4,307,933
Hoya Corp.	62,407	1,250,407
Ibiden Co., Ltd.	16,500	289,227
Keyence Corp.	6,500	2,062,748
Konica Minolta Holdings, Inc.	65,500	462,749
Kyocera Corp.	22,000	2,237,896
Murata Manufacturing Co., Ltd.	29,274	2,383,890
NEC Corp.	373,000	968,981
Nippon Electric Glass Co., Ltd.	54,000	275,627
Omron Corp.	30,000	947,696
Ricoh Co., Ltd.	90,000	1,001,439
Shimadzu Corp.	32,000	233,822
TDK Corp.	18,400	672,827
Toshiba Corp.	576,178	3,177,146
Yaskawa Electric Corp.	29,000	354,835
Yokogawa Electric Corp.	29,300	297,952

		31,155,797

Telecommunication Services 1.0%
KDDI Corp.	77,400	3,721,959
Nippon Telegraph & Telephone Corp.	62,678	3,116,986
NTT DoCoMo, Inc.	2,191	3,628,072
Softbank Corp.	135,600	6,724,937

		17,191,954

Transportation 1.1%
ANA Holdings, Inc. (a)	152,000	331,061
Central Japan Railway Co.	20,600	2,484,428
East Japan Railway Co.	48,260	4,073,950
Hankyu Hanshin Holdings, Inc.	164,000	1,061,940
Japan Airlines Co., Ltd.	9,200	467,185
Kamigumi Co., Ltd.	34,000	318,809
Keikyu Corp.	68,000	752,510
Keio Corp.	84,000	722,553
Keisei Electric Railway Co., Ltd.	38,000	401,766
Kintetsu Corp. (a)	230,000	1,163,387
Mitsubishi Logistics Corp.	18,000	321,785
Mitsui O.S.K. Lines, Ltd. *	146,000	607,992
Nippon Express Co., Ltd.	125,000	650,616
Nippon Yusen K.K.	217,000	566,490
Odakyu Electric Railway Co., Ltd.	90,000	1,083,869
Tobu Railway Co., Ltd.	146,000	848,732
Tokyu Corp.	161,000	1,276,750
West Japan Railway Co.	24,400	1,180,528
Yamato Holdings Co., Ltd.	54,100	1,043,586

		19,357,937

Utilities 0.6%
Chubu Electric Power Co., Inc.	93,600	1,211,750
Electric Power Development Co., Ltd.	15,900	454,104
Hokkaido Electric Power Co., Inc. *	25,000	317,218
Hokuriku Electric Power Co.	23,000	339,212
Kyushu Electric Power Co., Inc. *	61,700	852,286
Osaka Gas Co., Ltd.	266,000	1,152,849
Shikoku Electric Power Co., Inc. *	22,900	415,105
The Chugoku Electric Power Co., Inc.	43,300	621,502
The Kansai Electric Power Co., Inc. *	108,300	1,323,137
Toho Gas Co., Ltd.	56,000	333,890
Tohoku Electric Power Co., Inc. *	65,400	700,465
Tokyo Electric Power Co., Inc. *	206,990	916,261
Tokyo Gas Co., Ltd.	349,201	1,993,290

		10,631,069

		378,537,506

Netherlands 2.3%

Capital Goods 0.2%
Koninklijke Boskalis Westminster N.V.	11,059	461,367
Koninklijke Philips Electronics N.V.	137,001	3,791,919

		4,253,286

Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	16,684	695,462

Diversified Financials 0.3%
ING Groep N.V. CVA *	548,245	4,516,355

Energy 0.0%
Fugro N.V. CVA	9,440	545,407

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	144,273	2,279,111

Food, Beverage & Tobacco 0.8%
DE Master Blenders 1753 N.V. *	80,000	1,268,487
Heineken Holding N.V.	14,255	858,966
Heineken N.V.	32,979	2,334,080
Unilever N.V. CVA	233,168	9,935,601

		14,397,134

Insurance 0.1%
Aegon N.V.	249,208	1,664,647
Delta Lloyd N.V.	24,612	473,247

		2,137,894

Materials 0.2%
Akzo Nobel N.V.	34,353	2,071,842
Koninklijke DSM N.V.	21,696	1,398,431

		3,470,273

Media 0.2%
Reed Elsevier N.V.	98,376	1,596,723

70 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wolters Kluwer N.V.	42,839	947,965

		2,544,688

Real Estate 0.0%
Corio N.V.	10,200	472,398

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	45,122	3,357,660

Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V. (a)	136,326	285,662
Ziggo N.V.	17,266	617,450

		903,112

Transportation 0.1%
Koninklijke Vopak N.V.	10,102	559,423
TNT Express N.V.	44,319	340,520

		899,943

		40,472,723

New Zealand 0.1%

Consumer Services 0.0%
SKYCITY Entertainment Group Ltd.	78,727	301,142

Materials 0.1%
Fletcher Building Ltd.	105,435	799,879

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	247,415	552,480

Transportation 0.0%
Auckland International Airport Ltd.	126,326	335,791

Utilities 0.0%
Contact Energy Ltd.	54,983	248,838

		2,238,130

Norway 0.8%

Banks 0.1%
DnB A.S.A.	139,895	2,290,852

Energy 0.4%
Aker Solutions A.S.A. (a)	23,152	324,033
Seadrill Ltd.	49,766	1,917,664
Statoil A.S.A.	159,744	3,910,750
Subsea 7 S.A.	40,801	880,823

		7,033,270

Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	109,976	991,688

Insurance 0.0%
Gjensidige Forsikring A.S.A. (a)	27,290	440,104

Materials 0.1%
Norsk Hydro A.S.A.	133,267	627,636
Yara International A.S.A.	26,533	1,246,359

		1,873,995

Telecommunication Services 0.1%
Telenor A.S.A.	101,480	2,286,845

		14,916,754

Portugal 0.2%

Banks 0.0%
Banco Espirito Santo, S.A. - Reg’d *	269,627	308,937

Energy 0.0%
Galp Energia, SGPS, S.A.	41,819	670,222

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	31,405	747,974

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	86,110	449,306

Utilities 0.1%
EDP - Energias de Portugal S.A.	273,182	938,927

		3,115,366

Singapore 1.7%

Banks 0.6%
DBS Group Holdings Ltd.	262,246	3,577,368
Oversea-Chinese Banking Corp., Ltd.	371,552	3,280,054
United Overseas Bank Ltd.	181,233	3,149,339

		10,006,761

Capital Goods 0.2%
Keppel Corp., Ltd.	207,800	1,812,586
Noble Group Ltd.	549,000	503,593
SembCorp Industries Ltd.	134,000	544,531
SembCorp Marine Ltd. (a)	125,000	439,146
Singapore Technologies Engineering Ltd.	220,000	787,390
Yangzijiang Shipbuilding Holdings Ltd.	221,000	171,131

		4,258,377

Consumer Services 0.1%
Genting Singapore plc	863,000	1,078,488

Diversified Financials 0.1%
Singapore Exchange Ltd.	131,000	797,700

Food & Staples Retailing 0.0%
Olam International Ltd. (a)	200,000	273,298

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,055,000	454,621
Wilmar International Ltd.	265,000	719,346

		1,173,967

Media 0.0%
Singapore Press Holdings Ltd.	220,000	797,292

Real Estate 0.3%
Ascendas REIT	288,000	644,844
CapitaCommercial Trust	267,000	371,766
CapitaLand Ltd.	378,000	1,152,767
CapitaMall Trust	330,000	622,233
CapitaMalls Asia Ltd.	195,000	333,413
City Developments Ltd.	74,000	678,434
Global Logistic Properties Ltd.	336,000	756,228
Keppel Land Ltd.	102,000	336,990
Keppel REIT	41,560	51,005

See financial notes 71

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
UOL Group Ltd.	63,000	365,786

		5,313,466

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	16,000	634,152

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,141,237	3,645,455
StarHub Ltd.	108,000	415,313

		4,060,768

Transportation 0.1%
ComfortDelGro Corp., Ltd.	257,000	414,663
Hutchison Port Holdings Trust, Class U	739,000	614,448
Singapore Airlines Ltd.	79,000	713,377

		1,742,488

		30,136,757

Spain 2.8%

Banks 1.2%
Banco Bilbao Vizcaya Argentaria S.A.	779,929	7,592,270
Banco de Sabadell S.A.	381,049	791,555
Banco Popular Espanol S.A.	782,315	609,109
Banco Santander S.A.	1,508,470	10,893,486
Bankia S.A. (a)*	4,193	22,088
CaixaBank	156,278	577,846

		20,486,354

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	19,321	496,224
Ferrovial S.A.	58,598	969,355
Zardoya Otis S.A.	22,153	309,506

		1,775,085

Energy 0.2%
Repsol S.A.	118,829	2,785,893

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	89,907	696,907

Insurance 0.0%
Mapfre S.A.	103,173	377,877

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A. *	21,753	873,169

Retailing 0.2%
Inditex S.A.	31,227	4,190,833

Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	44,832	1,322,839

Telecommunication Services 0.5%
Telefonica S.A.	586,276	8,584,433

Transportation 0.1%
Abertis Infraestructuras S.A.	53,069	990,233
International Consolidated Airlines Group S.A. *	124,506	524,470

		1,514,703

Utilities 0.4%
Acciona S.A.	3,458	226,226
Enagas S.A.	28,104	748,440
Gas Natural SDG S.A.	50,536	1,058,207
Iberdrola S.A.	674,300	3,625,418
Red Electrica Corp. S.A.	15,322	814,504

		6,472,795

		49,080,888

Sweden 3.0%

Banks 0.7%
Nordea Bank AB	376,802	4,534,066
Skandinaviska Enskilda Banken AB, A Shares	202,392	2,082,077
Svenska Handelsbanken AB, A Shares	70,477	3,212,915
Swedbank AB, A Shares	115,921	2,854,398

		12,683,456

Capital Goods 0.8%
Alfa Laval AB	48,513	1,069,374
Assa Abloy AB, B Shares	47,906	1,917,139
Atlas Copco AB, A Shares	95,478	2,524,668
Atlas Copco AB, B Shares	56,610	1,350,683
Sandvik AB	142,946	2,038,924
Scania AB, B Shares	45,804	979,578
Skanska AB, B Shares	54,518	930,064
SKF AB, B Shares	55,717	1,300,680
Volvo AB, B Shares	213,241	2,955,477

		15,066,587

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	45,857	451,251

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	35,026	996,885
Husqvarna AB, B Shares	51,798	299,712

		1,296,597

Diversified Financials 0.2%
Industrivarden AB, C Shares	16,064	301,323
Investment AB Kinnevik, B Shares	29,724	779,273
Investor AB, B Shares	64,991	1,927,428
Ratos AB, B Shares	26,143	252,616

		3,260,640

Energy 0.0%
Lundin Petroleum AB *	32,207	774,419

Food, Beverage & Tobacco 0.1%
Swedish Match AB	29,780	1,033,082

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	52,754	808,900
Getinge AB, B Shares	28,786	867,979

		1,676,879

Household & Personal Products 0.1%
Svenska Cellulosa AB, B Shares	83,794	2,182,735

Materials 0.0%
Boliden AB	37,321	596,014

Retailing 0.3%
Hennes & Mauritz AB, B Shares	135,899	4,826,267

72 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 0.4%
Hexagon AB, B Shares	34,297	983,923
Telefonaktiebolaget LM Ericsson, B Shares	435,607	5,417,371

		6,401,294

Telecommunication Services 0.2%
Millicom International Cellular S.A. SDR	9,553	784,628
Tele2 AB, B Shares	45,772	785,408
TeliaSonera AB	309,897	2,138,213

		3,708,249

		53,957,470

Switzerland 8.7%

Banks 0.0%
Banque Cantonale Vaudoise - Reg’d	405	224,403

Capital Goods 0.6%
ABB Ltd. - Reg’d *	314,758	7,137,737
Geberit AG - Reg’d	5,303	1,295,959
Schindler Holding AG	7,017	1,053,002
Schindler Holding AG - Reg’d	2,938	430,304
Sulzer AG - Reg’d	3,272	559,152

		10,476,154

Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg’d *	19,201	1,027,037
SGS S.A. - Reg’d	784	1,895,818

		2,922,855

Consumer Durables & Apparel 0.5%
Compagnie Financiere Richemont S.A., Series A	74,717	6,046,749
The Swatch Group AG - Bearer Shares	4,373	2,508,879
The Swatch Group AG - Reg’d	6,331	636,651

		9,192,279

Diversified Financials 0.9%
Credit Suisse Group AG - Reg’d *	183,883	5,106,621
Julius Baer Group Ltd. *	31,354	1,249,907
Pargesa Holding S.A.	3,688	257,229
Partners Group Holding AG	2,557	656,036
UBS AG - Reg’d	521,220	9,297,737

		16,567,530

Energy 0.2%
Transocean Ltd. *	51,128	2,623,084

Food, Beverage & Tobacco 2.0%
Aryzta AG *	13,046	810,032
Barry Callebaut AG - Reg’d *	247	241,320
Lindt & Spruengli AG	122	472,581
Lindt & Spruengli AG - Reg’d	15	668,455
Nestle S.A. - Reg’d	461,587	32,916,896

		35,109,284

Health Care Equipment & Services 0.0%
Sonova Holding AG - Reg’d *	7,173	781,412

Insurance 0.6%
Baloise Holding AG - Reg’d	6,907	711,940
Swiss Life Holding AG - Reg’d *	4,436	702,769
Swiss Re AG *	50,409	4,011,628
Zurich Insurance Group AG *	21,096	5,895,100

		11,321,437

Materials 0.6%
Ems-Chemie Holding AG - Reg’d	1,099	317,817
Givaudan S.A. - Reg’d *	1,197	1,541,531
Holcim Ltd. - Reg’d *	32,630	2,545,303
Sika AG	313	756,348
Syngenta AG - Reg’d	13,330	5,698,830

		10,859,829

Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Actelion Ltd. - Reg’d *	15,099	924,486
Lonza Group AG - Reg’d *	7,727	538,433
Novartis AG - Reg’d	329,252	24,373,726
Roche Holding AG	100,562	25,174,730

		51,011,375

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	7,938	650,898

Telecommunication Services 0.1%
Swisscom AG - Reg’d	3,322	1,564,727

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	7,762	889,084

		154,194,351

United Kingdom 20.7%

Automobiles & Components 0.1%
GKN plc	233,405	999,085

Banks 2.9%
Barclays plc	1,664,521	7,427,885
HSBC Holdings plc	2,634,543	28,853,482
Lloyds Banking Group plc *	6,041,178	5,131,937
Royal Bank of Scotland Group plc *	299,352	1,428,456
Standard Chartered plc	345,103	8,685,345

		51,527,105

Capital Goods 0.9%
BAE Systems plc	458,822	2,679,837
Balfour Beatty plc	98,532	330,866
Bunzl plc	49,725	989,148
Cobham plc	154,384	601,467
IMI plc	47,941	924,118
Invensys plc	116,688	698,617
Meggitt plc	112,360	818,899
Melrose Industries plc	172,236	652,865
Rolls-Royce Holdings plc *	267,994	4,711,143
Rolls-Royce Holdings plc, C Shares (b)*	31,891,286	49,538
Smiths Group plc	58,128	1,130,551
The Weir Group plc	31,455	1,079,094
Wolseley plc	39,073	1,935,251

		16,601,394

Commercial & Professional Supplies 0.5%
Aggreko plc	39,730	1,101,340
Babcock International Group plc	52,399	871,922
Capita plc	93,735	1,314,442
Experian plc	145,201	2,554,770

See financial notes 73

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
G4S plc	201,918	982,851
Intertek Group plc	22,942	1,180,244
Serco Group plc	71,760	690,589

		8,696,158

Consumer Durables & Apparel 0.1%
Burberry Group plc	63,999	1,331,389

Consumer Services 0.4%
Carnival plc	25,371	915,993
Compass Group plc	261,939	3,449,751
InterContinental Hotels Group plc	38,813	1,146,773
TUI Travel plc	63,413	310,043
Whitbread plc	25,628	1,018,795

		6,841,355

Diversified Financials 0.2%
3i Group plc	139,033	710,957
Aberdeen Asset Management plc	128,890	899,692
Hargreaves Lansdown plc	34,659	527,838
ICAP plc	69,275	310,506
Investec plc	73,220	518,489
London Stock Exchange Group plc	26,547	553,945
Schroders plc	15,420	560,037

		4,081,464

Energy 3.5%
AMEC plc	43,001	677,864
BG Group plc	486,896	8,219,455
BP plc	2,728,786	19,773,167
Petrofac Ltd.	37,972	798,097
Royal Dutch Shell plc, A Shares	535,064	18,216,400
Royal Dutch Shell plc, B Shares	375,025	13,154,913
Tullow Oil plc	130,199	2,029,505

		62,869,401

Food & Staples Retailing 0.5%
J. Sainsbury plc	173,373	1,027,484
Tesco plc	1,151,039	6,547,089
WM Morrison Supermarkets plc	320,874	1,456,198

		9,030,771

Food, Beverage & Tobacco 2.8%
Associated British Foods plc	51,133	1,538,172
British American Tobacco plc	276,577	15,332,106
Diageo plc	358,643	10,952,084
Imperial Tobacco Group plc	141,243	5,050,262
SABMiller plc	137,054	7,395,056
Tate & Lyle plc	67,013	879,443
Unilever plc	183,710	7,959,548

		49,106,671

Health Care Equipment & Services 0.1%
Smith & Nephew plc	129,968	1,487,692

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	92,631	6,762,146

Insurance 0.9%
Admiral Group plc	30,444	606,443
Aviva plc	421,592	2,001,513
Legal & General Group plc	846,201	2,231,555
Old Mutual plc	691,820	2,206,622
Prudential plc	365,977	6,292,817
Resolution Ltd.	204,957	841,679
RSA Insurance Group plc	507,726	879,170
Standard Life plc	330,373	1,924,996

		16,984,795

Materials 2.0%
Anglo American plc	199,085	4,867,778
Antofagasta plc	57,957	813,256
BHP Billiton plc	302,315	8,504,961
Croda International plc	19,557	753,913
Eurasian Natural Resources Corp.	35,143	151,124
Evraz plc	50,907	123,882
Fresnillo plc	24,967	451,274
Glencore International plc (a)	558,905	2,762,970
Johnson Matthey plc	29,569	1,115,420
Kazakhmys plc	29,214	158,792
Randgold Resources Ltd.	12,553	1,015,572
Rexam plc	113,065	907,850
Rio Tinto plc	191,890	8,811,604
Vedanta Resources plc	18,357	347,355
Xstrata plc	300,856	4,527,421

		35,313,172

Media 0.6%
British Sky Broadcasting Group plc	151,772	1,989,076
ITV plc	531,875	1,040,041
Pearson plc	117,077	2,129,349
Reed Elsevier plc	170,725	1,996,000
WPP plc	182,076	3,010,139

		10,164,605

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
AstraZeneca plc	178,232	9,253,980
GlaxoSmithKline plc	702,732	18,131,519
Shire plc	80,657	2,514,236

		29,899,735

Real Estate 0.2%
British Land Co., plc	132,505	1,225,738
Hammerson plc	102,495	828,205
Intu Properties plc	94,473	503,159
Land Securities Group plc	110,285	1,498,188
Segro plc	96,274	398,656

		4,453,946

Retailing 0.2%
Kingfisher plc	339,164	1,652,621
Marks & Spencer Group plc	227,394	1,447,415
Next plc	22,608	1,532,515

		4,632,551

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	195,530	3,041,255

Software & Services 0.1%
The Sage Group plc	169,617	889,916

Telecommunication Services 1.5%
BT Group plc	1,127,564	4,848,105
Inmarsat plc	61,946	696,292
Vodafone Group plc	7,039,947	21,480,953

		27,025,350

Utilities 0.9%
Centrica plc	744,086	4,291,703
National Grid plc	520,749	6,638,094
Severn Trent plc	34,575	979,892

74 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SSE plc	137,676	3,333,390
United Utilities Group plc	98,249	1,131,846

		16,374,925

		368,114,881

Total Common Stock
(Cost $1,271,956,797)		1,703,066,687

Preferred Stock 0.5% of net assets

Germany 0.5%

Automobiles & Components 0.4%
Bayerische Motoren Werke AG	8,002	557,149
Porsche Automobil Holding SE	21,781	1,710,356
Volkswagen AG	20,701	4,203,929

		6,471,434

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	25,430	2,400,768

Media 0.0%
ProSiebenSat.1 Media AG	15,553	593,623

Utilities 0.0%
RWE AG	5,322	181,208

Total Preferred Stock
(Cost $6,648,095)		9,647,033

Rights 0.0% of net assets

Netherlands 0.0%
Koninklijke (Royal) KPN N.V. (a)*	136,326	183,125

Spain 0.0%
Bankia S.A. *	4,193	6,847

Total Rights
(Cost $749,437)		189,972

Other Investment Company 0.5% of net assets

United States 0.5%
iShares MSCI EAFE Index Fund	140,000	8,671,600

Total Other Investment Company
(Cost $8,089,400)		8,671,600

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.6% of net assets

Time Deposits 2.4%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 05/01/13	42,259,898	42,259,898
Brown Brothers Harriman
Swiss Franc
0.00%, 05/01/13	102,275	109,996
Citibank
Euro Currency
(0.00)%, 05/01/13	649,678	855,594
Japanese Yen
0.01%, 05/01/13	2,450,455	25,137
JPMorgan Chase
Norwegian Korne
0.40%, 05/01/13	197,251	34,206

		43,284,831

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.04%, 06/20/13 (c)(d)	300,000	299,983
0.05%, 06/20/13 (c)(d)	50,000	49,997
0.09%, 06/20/13 (c)(d)	2,170,000	2,169,744

		2,519,724

Total Short-Term Investments
(Cost $45,804,555)		45,804,555

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.7% of net assets

Wells Fargo Advantage Government Money Market Fund	13,249,645	13,249,645

Total Collateral Invested for Securities on Loan
(Cost $13,249,645)		13,249,645

End of collateral invested for securities on loan.

At 04/30/13, the tax basis cost of the fund’s investments was $1,341,846,484 and the unrealized appreciation and depreciation were $552,055,617 and ($126,522,254), respectively, with a net unrealized appreciation of $425,533,363.

At 04/30/13, the values of certain foreign securities held by the fund aggregating $1,701,405,029 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

See financial notes 75

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

MSCI EAFE, e-mini, Long, expires 06/21/13	495	43,084,800	1,721,083

76 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

97.9%		Common Stock	1,987,826,548	2,561,268,028
1.7%		Other Investment Company	43,824,432	43,824,432
0.2%		Short-Term Investments	4,602,621	4,602,621

99.8%		Total Investments	2,036,253,601	2,609,695,081
0.9%		Collateral Invested for Securities on Loan	23,531,749	23,531,749
(0	.7)%	Other Assets and Liabilities, Net		(17,030,571)

100.0%		Net Assets		2,616,196,259

	Number	Value
Security	of Shares	($)

Common Stock 97.9% of net assets

Automobiles & Components 0.9%
BorgWarner, Inc. *	13,350	1,043,569
Delphi Automotive plc	59,100	2,731,011
Ford Motor Co.	353,374	4,844,758
General Motors Co. *	121,100	3,734,724
Harley-Davidson, Inc.	41,560	2,271,254
Johnson Controls, Inc.	150,010	5,251,850
Lear Corp.	23,300	1,346,274
The Goodyear Tire & Rubber Co. *	71,090	888,270
TRW Automotive Holdings Corp. *	20,850	1,252,459

		23,364,169

Banks 2.3%
BB&T Corp.	115,375	3,550,089
CIT Group, Inc. *	15,800	671,658
Comerica, Inc.	34,800	1,261,500
Fifth Third Bancorp	161,790	2,755,284
Hudson City Bancorp, Inc.	144,590	1,201,543
Huntington Bancshares, Inc.	136,727	980,333
KeyCorp	204,390	2,037,768
M&T Bank Corp.	15,286	1,531,657
New York Community Bancorp, Inc.	69,430	940,776
PNC Financial Services Group, Inc.	64,745	4,394,891
Popular, Inc. *	39,068	1,113,047
Regions Financial Corp.	340,325	2,889,359
SunTrust Banks, Inc.	123,760	3,619,980
Synovus Financial Corp.	239,310	643,744
U.S. Bancorp	241,600	8,040,448
Wells Fargo & Co.	600,825	22,819,333
Zions Bancorp	40,235	990,586

		59,441,996

Capital Goods 7.5%
3M Co.	100,575	10,531,208
AECOM Technology Corp. *	27,300	793,611
AGCO Corp.	22,340	1,189,605
Alliant Techsystems, Inc.	11,420	849,191
Caterpillar, Inc.	87,545	7,412,435
Cummins, Inc.	22,284	2,370,795
Danaher Corp.	41,800	2,547,292
Deere & Co.	51,786	4,624,490
Dover Corp.	31,675	2,184,942
Eaton Corp. plc	59,999	3,684,539
EMCOR Group, Inc.	20,440	764,456
Emerson Electric Co.	132,050	7,330,096
Exelis, Inc.	116,255	1,298,568
Fastenal Co.	18,840	924,102
Flowserve Corp.	6,125	968,485
Fluor Corp.	47,240	2,691,735
General Dynamics Corp.	83,025	6,140,529
General Electric Co.	1,674,525	37,325,162
Harsco Corp.	33,935	740,801
Honeywell International, Inc.	103,740	7,629,040
Hubbell, Inc., Class B	7,430	712,983
Huntington Ingalls Industries, Inc.	14,315	757,264
Illinois Tool Works, Inc.	64,170	4,142,815
Ingersoll-Rand plc	58,742	3,160,320
ITT Corp.	68,127	1,880,305
Jacobs Engineering Group, Inc. *	38,240	1,930,355
Joy Global, Inc.	17,200	972,144
KBR, Inc.	41,600	1,251,328
L-3 Communications Holdings, Inc.	43,835	3,561,594
Lennox International, Inc.	13,935	863,970
Lockheed Martin Corp.	73,735	7,306,401
Masco Corp.	123,550	2,401,812
Northrop Grumman Corp.	108,495	8,217,411
Oshkosh Corp. *	24,920	978,359
Owens Corning *	24,050	1,011,543
PACCAR, Inc.	62,542	3,113,341
Pall Corp.	10,440	696,452
Parker Hannifin Corp.	28,217	2,499,180
Pentair Ltd.	16,737	909,656
Precision Castparts Corp.	11,116	2,126,380
Quanta Services, Inc. *	27,200	747,456
Raytheon Co.	109,010	6,691,034
Rockwell Automation, Inc.	15,750	1,335,285
Rockwell Collins, Inc.	23,030	1,449,048
Roper Industries, Inc.	5,400	646,110
SPX Corp.	15,335	1,142,611
Stanley Black & Decker, Inc.	15,403	1,152,298
Terex Corp. *	33,525	958,815
Textron, Inc.	56,720	1,460,540
The Boeing Co.	91,340	8,349,389
The Timken Co.	15,465	812,995
Trinity Industries, Inc.	16,825	710,183

See financial notes 1

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Rentals, Inc. *	17,300	910,153
United Technologies Corp.	165,715	15,128,122
URS Corp.	30,593	1,343,645
W.W. Grainger, Inc.	8,235	2,029,680
WESCO International, Inc. *	12,600	903,294
Xylem, Inc.	27,155	753,551

		197,018,904

Commercial & Professional Supplies 1.0%
Avery Dennison Corp.	29,850	1,237,282
Cintas Corp.	24,650	1,106,046
Equifax, Inc.	15,930	974,916
Iron Mountain, Inc.	19,180	726,155
Manpowergroup, Inc.	52,690	2,801,000
Pitney Bowes, Inc. (b)	92,305	1,261,809
R.R. Donnelley & Sons Co. (b)	176,440	2,171,976
Republic Services, Inc.	43,124	1,469,666
Robert Half International, Inc.	39,510	1,296,718
The Brink’s Co.	21,820	578,448
The Dun & Bradstreet Corp. (b)	11,000	972,950
Tyco International Ltd.	145,365	4,669,124
United Stationers, Inc.	24,250	787,398
Waste Management, Inc.	129,155	5,292,772

		25,346,260

Consumer Durables & Apparel 1.1%
Coach, Inc.	36,175	2,129,260
D.R. Horton, Inc.	52,590	1,371,547
Garmin Ltd. (b)	20,670	725,104
Harman International Industries, Inc.	15,020	671,544
Hasbro, Inc.	29,765	1,409,968
Jarden Corp. *	18,615	837,861
Leggett & Platt, Inc.	43,720	1,409,533
Mattel, Inc.	51,335	2,343,956
Mohawk Industries, Inc. *	11,535	1,279,001
Newell Rubbermaid, Inc.	52,550	1,384,167
NIKE, Inc., Class B	95,556	6,077,362
NVR, Inc. *	1,303	1,342,090
Ralph Lauren Corp.	7,020	1,274,692
The Jones Group, Inc.	55,375	775,250
VF Corp.	11,045	1,968,440
Whirlpool Corp.	25,155	2,874,713

		27,874,488

Consumer Services 1.4%
Apollo Group, Inc., Class A *	51,550	946,974
Brinker International, Inc.	25,755	1,001,869
Carnival Corp.	50,045	1,727,053
Darden Restaurants, Inc.	28,145	1,453,126
H&R Block, Inc.	46,865	1,300,035
International Game Technology	57,055	967,082
Marriott International, Inc., Class A	38,189	1,644,418
McDonald’s Corp.	142,080	14,512,051
MGM Resorts International *	69,015	974,492
Royal Caribbean Cruises Ltd.	31,705	1,158,184
Service Corp. International	45,600	769,728
Starbucks Corp.	47,590	2,895,376
Starwood Hotels & Resorts Worldwide, Inc.	32,770	2,114,320
Wyndham Worldwide Corp.	21,340	1,282,107
Wynn Resorts Ltd.	7,800	1,070,940
Yum! Brands, Inc.	46,030	3,135,564

		36,953,319

Diversified Financials 7.0%
American Express Co.	132,925	9,093,399
Ameriprise Financial, Inc.	23,800	1,773,814
Bank of America Corp.	3,808,160	46,878,450
BlackRock, Inc.	6,500	1,732,250
Capital One Financial Corp.	88,320	5,103,130
Citigroup, Inc.	687,533	32,080,290
CME Group, Inc.	24,800	1,509,328
Discover Financial Services	51,422	2,249,198
Federated Investors, Inc., Class B (b)	25,430	583,873
Franklin Resources, Inc.	20,940	3,238,580
Invesco Ltd.	44,500	1,412,430
Janus Capital Group, Inc.	72,000	642,240
JPMorgan Chase & Co.	709,942	34,794,257
Legg Mason, Inc.	47,120	1,501,243
Moody’s Corp.	28,470	1,732,400
Morgan Stanley	227,735	5,044,330
Northern Trust Corp.	22,760	1,227,219
NYSE Euronext	53,620	2,080,992
PHH Corp. *	34,990	737,589
SLM Corp.	63,335	1,307,868
State Street Corp.	48,936	2,861,288
T. Rowe Price Group, Inc.	24,145	1,750,513
TD Ameritrade Holding Corp.	38,670	769,920
The Bank of New York Mellon Corp.	130,552	3,684,177
The Charles Schwab Corp. (a)	148,715	2,522,206
The Goldman Sachs Group, Inc.	88,411	12,914,195
The McGraw-Hill Cos., Inc.	59,780	3,234,696

		182,459,875

Energy 14.8%
Anadarko Petroleum Corp.	59,515	5,044,491
Apache Corp.	55,720	4,116,594
Arch Coal, Inc. (b)	93,400	452,990
Baker Hughes, Inc.	87,349	3,964,771
Cameron International Corp. *	23,780	1,463,659
Chesapeake Energy Corp.	184,620	3,607,475
Chevron Corp.	526,805	64,275,478
Cimarex Energy Co.	10,845	793,637
ConocoPhillips	733,310	44,328,589
CONSOL Energy, Inc.	26,635	896,001
Devon Energy Corp.	85,240	4,693,314
Diamond Offshore Drilling, Inc.	17,920	1,238,272
Energen Corp.	13,510	640,644
EOG Resources, Inc.	18,850	2,283,866
Exxon Mobil Corp.	1,332,584	118,586,650
FMC Technologies, Inc. *	19,280	1,046,904
Frontline Ltd. (b)*	204,800	372,736
Halliburton Co.	146,565	6,268,585
Helmerich & Payne, Inc.	12,095	709,009
Hess Corp.	108,850	7,856,793

2 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
HollyFrontier Corp.	13,802	682,509
Kinder Morgan, Inc.	28,600	1,118,260
Marathon Oil Corp.	374,690	12,241,122
Marathon Petroleum Corp.	102,995	8,070,688
McDermott International, Inc. *	65,310	697,511
Murphy Oil Corp.	73,675	4,574,481
Nabors Industries Ltd.	115,100	1,702,329
National Oilwell Varco, Inc.	47,123	3,073,362
Newfield Exploration Co. *	28,400	618,836
Noble Energy, Inc.	14,535	1,646,670
Occidental Petroleum Corp.	131,970	11,779,642
Patterson-UTI Energy, Inc.	51,800	1,092,462
Peabody Energy Corp.	55,845	1,120,251
Phillips 66	364,355	22,207,437
Pioneer Natural Resources Co.	6,200	757,826
QEP Resources, Inc.	25,950	745,025
Rowan Cos. plc, Class A *	19,300	627,829
Schlumberger Ltd.	128,300	9,549,369
SEACOR Holdings, Inc.	10,000	721,100
Southwestern Energy Co. *	20,140	753,639
Spectra Energy Corp.	84,460	2,663,024
Tesoro Corp.	62,460	3,335,364
The Williams Cos., Inc.	89,175	3,400,243
Tidewater, Inc.	14,020	735,349
Valero Energy Corp.	428,725	17,286,192
World Fuel Services Corp.	38,100	1,544,955
WPX Energy, Inc. *	82,158	1,284,130

		386,670,063

Food & Staples Retailing 4.3%
Casey’s General Stores, Inc.	13,312	770,898
Costco Wholesale Corp.	102,415	11,104,858
CVS Caremark Corp.	343,235	19,969,412
Safeway, Inc.	283,140	6,376,313
SUPERVALU, Inc. (b)	856,620	5,002,661
Sysco Corp.	168,840	5,885,762
The Kroger Co.	267,820	9,207,652
Wal-Mart Stores, Inc.	479,925	37,299,771
Walgreen Co.	297,570	14,732,691
Whole Foods Market, Inc.	14,900	1,315,968

		111,665,986

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	384,180	14,026,412
Archer-Daniels-Midland Co.	263,105	8,929,784
Beam, Inc.	19,700	1,274,787
Brown-Forman Corp., Class B	12,950	912,975
Bunge Ltd.	69,175	4,995,127
Campbell Soup Co.	35,330	1,639,665
Coca-Cola Enterprises, Inc.	114,195	4,182,963
ConAgra Foods, Inc.	107,605	3,805,989
Constellation Brands, Inc., Class A *	23,105	1,140,232
Dean Foods Co. *	101,590	1,944,432
Dr Pepper Snapple Group, Inc.	32,800	1,601,624
General Mills, Inc.	84,310	4,250,910
H.J. Heinz Co.	42,875	3,105,007
Hillshire Brands Co.	69,600	2,499,336
Hormel Foods Corp.	21,120	871,622
Ingredion, Inc.	12,200	878,522
Kellogg Co.	40,880	2,658,835
Lorillard, Inc.	60,554	2,597,161
McCormick & Co., Inc. - Non Voting Shares	11,940	858,964
Mead Johnson Nutrition Co.	10,100	819,009
Molson Coors Brewing Co., Class B	20,780	1,072,248
Mondelez International, Inc., Class A	339,492	10,677,023
PepsiCo, Inc.	218,308	18,003,861
Philip Morris International, Inc.	166,720	15,936,765
Reynolds American, Inc.	50,050	2,373,371
Smithfield Foods, Inc. *	59,706	1,528,474
The Coca-Cola Co.	337,930	14,304,577
The Hershey Co.	13,150	1,172,454
The JM Smucker Co.	16,025	1,654,261
Tyson Foods, Inc., Class A	137,180	3,378,743

		133,095,133

Health Care Equipment & Services 5.3%
Abbott Laboratories	203,290	7,505,467
Aetna, Inc.	131,360	7,545,318
AmerisourceBergen Corp.	113,040	6,117,725
Baxter International, Inc.	74,760	5,223,481
Becton, Dickinson & Co.	37,355	3,522,577
Boston Scientific Corp. *	338,265	2,533,605
C.R. Bard, Inc.	13,900	1,381,104
Cardinal Health, Inc.	187,820	8,305,400
CareFusion Corp. *	30,710	1,026,942
Cigna Corp.	52,009	3,441,436
Community Health Systems, Inc.	33,550	1,528,874
Coventry Health Care, Inc.	47,350	2,346,193
Covidien plc	47,670	3,043,253
DaVita HealthCare Partners, Inc. *	10,980	1,302,777
DENTSPLY International, Inc.	17,935	759,547
Express Scripts Holding Co. *	57,240	3,398,339
HCA Holdings, Inc.	37,200	1,483,908
Health Net, Inc. *	68,970	2,027,718
Henry Schein, Inc. *	13,230	1,195,992
Humana, Inc.	51,340	3,804,807
Kindred Healthcare, Inc. *	55,800	585,342
Laboratory Corp. of America Holdings *	12,030	1,123,121
LifePoint Hospitals, Inc. *	15,730	755,040
McKesson Corp.	88,700	9,386,234
Medtronic, Inc.	167,065	7,798,594
Omnicare, Inc.	32,510	1,422,963
Owens & Minor, Inc.	29,602	964,137
Patterson Cos., Inc.	20,075	761,846
Quest Diagnostics, Inc.	36,755	2,070,409
St. Jude Medical, Inc.	51,060	2,104,693
Stryker Corp.	37,045	2,429,411
Tenet Healthcare Corp. *	24,793	1,124,610
UnitedHealth Group, Inc.	290,175	17,390,188
Universal Health Services, Inc., Class B	17,450	1,161,996
Varian Medical Systems, Inc. *	12,820	835,095
WellCare Health Plans, Inc. *	11,200	653,072
WellPoint, Inc.	252,770	18,431,988

See financial notes 3

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zimmer Holdings, Inc.	36,840	2,816,418

		139,309,620

Household & Personal Products 2.2%
Avon Products, Inc.	118,425	2,742,723
Church & Dwight Co., Inc.	10,600	677,234
Colgate-Palmolive Co.	47,930	5,723,321
Energizer Holdings, Inc.	9,220	890,560
Herbalife Ltd. (b)	15,300	607,563
Kimberly-Clark Corp.	53,620	5,533,048
The Clorox Co.	13,420	1,157,475
The Estee Lauder Cos., Inc., Class A	15,820	1,097,117
The Procter & Gamble Co.	528,395	40,564,884

		58,993,925

Insurance 4.3%
ACE Ltd.	40,500	3,610,170
Aflac, Inc.	68,640	3,736,762
American Financial Group, Inc.	19,440	938,369
American International Group, Inc. *	105,380	4,364,840
Aon plc	34,536	2,084,248
Arch Capital Group Ltd. *	25,075	1,330,479
Aspen Insurance Holdings Ltd.	20,725	791,488
Assurant, Inc.	39,355	1,870,937
Axis Capital Holdings Ltd.	29,850	1,332,205
Berkshire Hathaway, Inc., Class B *	175,111	18,617,802
Cincinnati Financial Corp.	29,580	1,446,758
Endurance Specialty Holdings Ltd.	18,830	922,105
Everest Re Group Ltd.	10,525	1,420,770
Fidelity National Financial, Inc., Class A	55,625	1,493,531
Genworth Financial, Inc., Class A *	239,100	2,398,173
Hartford Financial Services Group, Inc.	187,310	5,261,538
Kemper Corp.	19,850	632,421
Lincoln National Corp.	62,880	2,138,549
Loews Corp.	61,682	2,755,335
Marsh & McLennan Cos., Inc.	66,250	2,518,162
MetLife, Inc.	97,805	3,813,417
PartnerRe Ltd.	16,930	1,597,176
Platinum Underwriters Holdings Ltd.	15,400	873,950
Principal Financial Group, Inc.	42,585	1,537,318
Prudential Financial, Inc.	90,240	5,452,301
Reinsurance Group of America, Inc.	12,000	750,600
RenaissanceRe Holdings Ltd.	13,125	1,232,306
The Allstate Corp.	140,655	6,928,665
The Chubb Corp.	68,875	6,065,821
The Progressive Corp.	162,245	4,103,176
The Travelers Cos., Inc.	168,395	14,382,617
Torchmark Corp.	17,510	1,086,846
Unum Group	55,925	1,559,748
W. R. Berkley Corp.	24,660	1,070,737
White Mountains Insurance Group Ltd.	1,129	652,912
XL Group plc	53,985	1,681,093

		112,453,325

Materials 3.3%
Air Products & Chemicals, Inc.	33,975	2,954,466
Airgas, Inc.	9,000	869,850
Albemarle Corp.	10,400	637,000
Alcoa, Inc.	548,705	4,663,993
Allegheny Technologies, Inc.	31,811	858,261
AptarGroup, Inc.	11,100	622,710
Ashland, Inc.	18,635	1,587,888
Ball Corp.	29,280	1,291,834
Bemis Co., Inc.	24,555	966,239
Celanese Corp., Series A	21,200	1,047,492
CF Industries Holdings, Inc.	4,171	777,933
Cliffs Natural Resources, Inc. (b)	24,800	529,232
Commercial Metals Co.	72,645	1,062,070
Domtar Corp.	14,491	1,007,269
E.I. du Pont de Nemours & Co.	115,745	6,309,260
Eastman Chemical Co.	23,020	1,534,283
Ecolab, Inc.	21,791	1,843,954
FMC Corp.	12,680	769,676
Freeport-McMoRan Copper & Gold, Inc.	172,370	5,245,219
Huntsman Corp.	50,915	960,257
International Flavors & Fragrances, Inc.	12,035	928,982
International Paper Co.	99,395	4,669,577
LyondellBasell Industries N.V., Class A	17,000	1,031,900
Martin Marietta Materials, Inc.	7,210	728,138
MeadWestvaco Corp.	41,640	1,435,747
Monsanto Co.	40,795	4,357,722
Newmont Mining Corp.	58,010	1,879,524
Nucor Corp.	101,280	4,417,834
Owens-Illinois, Inc. *	48,345	1,270,507
Packaging Corp. of America	17,845	848,708
PPG Industries, Inc.	19,400	2,854,516
Praxair, Inc.	33,370	3,814,191
Reliance Steel & Aluminum Co.	24,320	1,582,502
RPM International, Inc.	22,565	731,106
Sealed Air Corp.	52,475	1,160,747
Sigma-Aldrich Corp.	13,030	1,025,331
Sonoco Products Co.	26,955	944,503
Southern Copper Corp.	23,922	797,320
Steel Dynamics, Inc.	72,450	1,089,648
The Dow Chemical Co.	247,300	8,385,943
The Mosaic Co.	37,910	2,334,877
The Sherwin-Williams Co.	10,445	1,912,584
The Valspar Corp.	11,650	743,503
United States Steel Corp. (b)	88,895	1,582,331
Vulcan Materials Co.	20,623	1,028,675

		87,095,302

Media 4.1%
Cablevision Systems Corp., Class A	70,565	1,048,596

4 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CBS Corp., Class B - Non Voting Shares	112,190	5,136,058
Charter Communications, Inc., Class A *	10,300	1,037,622
Comcast Corp., Class A	299,040	12,350,352
DIRECTV *	146,340	8,276,990
Discovery Communications, Inc., Class A *	14,467	1,140,289
DISH Network Corp., Class A	25,970	1,017,764
Gannett Co., Inc.	97,530	1,966,205
Lamar Advertising Co., Class A *	18,720	876,470
Liberty Global, Inc., Class A *	59,110	4,277,791
News Corp., Class A	267,720	8,291,289
Omnicom Group, Inc.	55,304	3,305,520
The Interpublic Group of Cos., Inc.	50,605	700,373
The Walt Disney Co.	290,050	18,226,742
The Washington Post Co., Class B	1,785	791,362
Thomson Reuters Corp.	65,000	2,176,850
Time Warner Cable, Inc.	49,009	4,601,455
Time Warner, Inc.	397,288	23,749,877
Viacom Inc., Class B	81,400	5,208,786
Virgin Media, Inc.	50,110	2,444,366

		106,624,757

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
Actavis, Inc. *	8,565	905,577
Agilent Technologies, Inc.	74,105	3,070,911
Allergan, Inc.	12,730	1,445,491
Amgen, Inc.	117,655	12,260,828
Biogen Idec, Inc. *	15,950	3,491,933
Bristol-Myers Squibb Co.	237,850	9,447,402
Celgene Corp. *	8,700	1,027,209
Eli Lilly & Co.	156,555	8,670,016
Forest Laboratories, Inc. *	45,255	1,692,990
Gilead Sciences, Inc. *	119,920	6,072,749
Hospira, Inc. *	24,250	803,160
Johnson & Johnson	424,695	36,196,755
Life Technologies Corp. *	16,019	1,180,440
Merck & Co., Inc.	343,157	16,128,379
Mettler-Toledo International, Inc. *	3,200	668,672
Mylan, Inc. *	26,775	779,420
Pfizer, Inc.	1,156,899	33,631,054
Thermo Fisher Scientific, Inc.	38,545	3,109,811
Warner Chilcott plc, Class A	52,800	759,264
Waters Corp. *	7,300	674,520

		142,016,581

Real Estate 1.0%
American Tower Corp.	18,365	1,542,476
Annaly Capital Management, Inc.	119,985	1,912,561
Apartment Investment & Management Co., Class A	30,154	938,091
AvalonBay Communities, Inc.	4,499	598,547
Boston Properties, Inc.	10,890	1,191,693
Duke Realty Corp.	38,075	671,643
Equity Residential	23,345	1,355,411
HCP, Inc.	18,865	1,005,504
Hospitality Properties Trust	28,255	830,980
Host Hotels & Resorts, Inc.	80,278	1,466,679
Kimco Realty Corp.	31,660	752,875
Plum Creek Timber Co., Inc.	24,495	1,262,472
Public Storage	7,330	1,209,450
Rayonier, Inc.	11,702	695,333
Simon Property Group, Inc.	12,876	2,292,829
Ventas, Inc.	10,478	834,363
Vornado Realty Trust REIT	17,128	1,499,728
Weyerhaeuser Co.	199,657	6,091,535

		26,152,170

Retailing 4.5%
Aaron’s, Inc.	19,800	568,458
Abercrombie & Fitch Co., Class A	23,710	1,175,067
Advance Auto Parts, Inc.	13,345	1,119,379
Amazon.com, Inc. *	7,950	2,017,789
American Eagle Outfitters, Inc.	56,635	1,101,551
AutoZone, Inc. *	1,623	663,953
Bed Bath & Beyond, Inc. *	36,465	2,508,792
Best Buy Co., Inc.	318,300	8,272,617
Big Lots, Inc. *	34,465	1,255,215
CarMax, Inc. *	29,180	1,343,447
Core-Mark Holding Co., Inc.	15,300	796,212
Dillard’s, Inc., Class A	9,975	822,040
Dollar General Corp. *	18,600	968,874
Dollar Tree, Inc. *	28,634	1,361,833
Expedia, Inc.	16,165	902,654
Family Dollar Stores, Inc.	16,675	1,023,345
Foot Locker, Inc.	34,895	1,216,789
GameStop Corp., Class A (b)	60,990	2,128,551
Genuine Parts Co.	35,400	2,702,082
J.C. Penney Co., Inc. (b)*	109,900	1,804,558
Kohl’s Corp.	91,795	4,319,873
L Brands, Inc.	36,220	1,825,850
Liberty Interactive Corp., Class A *	124,220	2,644,644
Lowe’s Cos., Inc.	366,055	14,063,833
Macy’s, Inc.	94,520	4,215,592
Nordstrom, Inc.	32,155	1,819,651
O’Reilly Automotive, Inc. *	9,830	1,054,956
Office Depot, Inc. *	234,450	904,977
PetSmart, Inc.	16,840	1,149,162
RadioShack Corp. (b)	214,280	679,268
Rent-A-Center, Inc.	22,070	770,905
Ross Stores, Inc.	19,090	1,261,276
Sears Holdings Corp. (b)*	45,221	2,321,646
Signet Jewelers Ltd.	16,500	1,134,045
Staples, Inc.	336,550	4,455,922
Target Corp.	191,595	13,518,943
The Gap, Inc.	99,675	3,786,653
The Home Depot, Inc.	243,596	17,867,766
The TJX Cos., Inc.	96,060	4,684,846
Tiffany & Co.	18,035	1,328,819
Tractor Supply Co.	6,100	653,737
Williams-Sonoma, Inc.	17,845	957,920

		119,173,490

Semiconductors & Semiconductor Equipment 2.2%
Altera Corp.	21,950	702,620

See financial notes 5

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Analog Devices, Inc.	47,965	2,109,980
Applied Materials, Inc.	386,925	5,614,282
Broadcom Corp., Class A	42,945	1,546,020
Intel Corp.	1,008,610	24,156,209
KLA-Tencor Corp.	26,380	1,431,115
Lam Research Corp. *	29,500	1,363,490
Linear Technology Corp.	23,855	870,708
LSI Corp. *	104,340	682,384
Marvell Technology Group Ltd.	68,930	741,687
Maxim Integrated Products, Inc.	40,800	1,261,944
MEMC Electronic Materials, Inc. *	210,300	1,135,620
Microchip Technology, Inc.	26,680	971,686
Micron Technology, Inc. *	244,075	2,299,186
NVIDIA Corp.	74,237	1,022,243
Texas Instruments, Inc.	300,270	10,872,777
Xilinx, Inc.	41,220	1,562,650

		58,344,601

Software & Services 5.7%
Accenture plc, Class A	55,695	4,535,801
Adobe Systems, Inc. *	39,440	1,777,955
Alliance Data Systems Corp. *	5,580	958,477
Amdocs Ltd.	27,400	978,180
AOL, Inc. *	51,080	1,973,731
Autodesk, Inc. *	20,200	795,476
Automatic Data Processing, Inc.	62,980	4,241,073
BMC Software, Inc. *	22,540	1,025,119
CA, Inc.	44,505	1,200,300
Cognizant Technology Solutions Corp., Class A *	12,800	829,440
Computer Sciences Corp.	80,345	3,764,163
Compuware Corp. *	68,000	816,000
Convergys Corp.	36,765	625,740
CoreLogic, Inc. *	82,900	2,261,512
DST Systems, Inc.	11,400	788,310
eBay, Inc. *	77,175	4,043,198
Fidelity National Information Services, Inc.	48,623	2,044,597
Fiserv, Inc. *	19,350	1,762,979
Google, Inc., Class A *	9,296	7,665,203
IAC/InterActiveCorp	26,262	1,236,152
International Business Machines Corp.	155,095	31,412,941
Intuit, Inc.	22,755	1,357,108
MasterCard, Inc., Class A	3,362	1,858,951
Microsoft Corp.	1,392,415	46,088,936
Oracle Corp.	282,560	9,262,317
Paychex, Inc.	39,260	1,429,457
SAIC, Inc.	108,200	1,616,508
Symantec Corp. *	160,245	3,893,954
Teradata Corp. *	9,100	464,737
The Western Union Co.	97,410	1,442,642
Total System Services, Inc.	30,770	726,787
VeriSign, Inc. *	15,400	709,478
Visa, Inc., Class A	13,200	2,223,672
Yahoo! Inc. *	113,505	2,806,979

		148,617,873

Technology Hardware & Equipment 4.1%
Amphenol Corp., Class A	13,500	1,019,520
Anixter International, Inc.	10,520	754,705
Apple, Inc.	20,039	8,872,267
Arrow Electronics, Inc. *	45,395	1,780,846
Avnet, Inc. *	59,580	1,951,245
Cisco Systems, Inc.	872,765	18,258,244
Corning, Inc.	188,060	2,726,870
Dell, Inc.	551,410	7,388,894
EMC Corp. *	172,210	3,862,670
Harris Corp.	26,625	1,230,075
Hewlett-Packard Co.	1,429,875	29,455,425
Ingram Micro, Inc., Class A *	168,155	2,994,840
Jabil Circuit, Inc.	50,295	895,251
Juniper Networks, Inc. *	84,070	1,391,358
Lexmark International, Inc., Class A	29,645	898,540
Molex, Inc.	27,530	759,002
Motorola Solutions, Inc.	95,645	5,470,894
NetApp, Inc. *	25,930	904,698
QUALCOMM, Inc.	97,285	5,994,702
SanDisk Corp. *	20,665	1,083,673
Tech Data Corp. *	43,540	2,034,624
Tellabs, Inc.	195,160	403,981
Vishay Intertechnology, Inc. *	48,140	675,886
Western Digital Corp.	42,100	2,327,288
Xerox Corp.	355,726	3,052,129

		106,187,627

Telecommunication Services 4.2%
AT&T, Inc.	1,373,185	51,439,510
CenturyLink, Inc.	61,355	2,305,107
Crown Castle International Corp. *	14,280	1,099,560
Frontier Communications Corp. (b)	330,698	1,375,704
NII Holdings, Inc. (b)*	150,570	1,309,959
Sprint Nextel Corp. *	1,662,600	11,721,330
Telephone & Data Systems, Inc.	53,227	1,194,414
Verizon Communications, Inc.	714,730	38,531,094
Windstream Corp. (b)	177,900	1,515,708

		110,492,386

Transportation 1.8%
Avis Budget Group, Inc. *	64,890	1,871,428
C.H. Robinson Worldwide, Inc.	30,680	1,822,085
CSX Corp.	213,410	5,247,752
Delta Air Lines, Inc. *	118,600	2,032,804
Expeditors International of Washington, Inc.	32,825	1,179,402
FedEx Corp.	79,762	7,498,426
Hertz Global Holdings, Inc. *	67,700	1,630,216
J.B. Hunt Transport Services, Inc.	11,445	813,396
Norfolk Southern Corp.	50,650	3,921,323
Ryder System, Inc.	26,220	1,522,595
Southwest Airlines Co.	191,075	2,617,728
Union Pacific Corp.	49,756	7,361,898
United Continental Holdings, Inc. *	42,843	1,383,829

6 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Parcel Service, Inc., Class B	88,460	7,593,406

		46,496,288

Utilities 4.4%
AGL Resources, Inc.	16,714	732,909
Alliant Energy Corp.	22,475	1,202,637
Ameren Corp.	75,790	2,747,387
American Electric Power Co., Inc.	96,545	4,965,309
American Water Works Co., Inc.	19,900	833,412
Atmos Energy Corp.	26,060	1,156,282
Calpine Corp. *	57,650	1,252,735
CenterPoint Energy, Inc.	83,270	2,055,104
CMS Energy Corp.	43,210	1,293,707
Consolidated Edison, Inc.	56,225	3,578,721
Dominion Resources, Inc.	125,910	7,766,129
DTE Energy Co.	41,365	3,014,681
Duke Energy Corp.	92,748	6,974,650
Edison International	70,290	3,781,602
Entergy Corp.	67,017	4,773,621
Exelon Corp.	217,337	8,152,311
FirstEnergy Corp.	107,234	4,997,104
Great Plains Energy, Inc.	31,570	761,784
Integrys Energy Group, Inc.	20,035	1,233,355
MDU Resources Group, Inc.	44,780	1,117,261
National Fuel Gas Co.	12,745	799,366
NextEra Energy, Inc.	63,780	5,231,873
NiSource, Inc.	62,735	1,927,847
Northeast Utilities	30,015	1,360,580
NRG Energy, Inc.	113,726	3,169,544
NV Energy, Inc.	41,500	897,645
OGE Energy Corp.	14,265	1,033,214
ONEOK, Inc.	33,020	1,695,907
Pepco Holdings, Inc.	76,265	1,723,589
PG&E Corp.	92,015	4,457,207
Pinnacle West Capital Corp.	20,885	1,271,896
PPL Corp.	87,155	2,909,234
Public Service Enterprise Group, Inc.	123,480	4,520,603
Questar Corp.	42,750	1,085,423
SCANA Corp.	23,585	1,278,307
Sempra Energy	42,915	3,555,508
TECO Energy, Inc.	52,225	999,064
The AES Corp.	203,440	2,819,678
The Southern Co.	131,270	6,331,152
UGI Corp.	27,620	1,131,868
Westar Energy, Inc.	20,070	701,647
Wisconsin Energy Corp.	25,440	1,143,274
Xcel Energy, Inc.	93,890	2,984,763

		115,419,890

Total Common Stock
(Cost $1,987,826,548)		2,561,268,028

Other Investment Company 1.7% of net assets

Money Market Fund 1.7%
State Street Institutional U.S. Government Money Market Fund	43,824,432	43,824,432

Total Other Investment Company
(Cost $43,824,432)		43,824,432

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.2% of net assets

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.01%, 06/20/13 (c)(d)	1,500,000	1,499,979
0.03%, 06/20/13 (c)(d)	100,000	99,996
0.09%, 06/20/13 (c)(d)	3,003,000	3,002,646

Total Short-Term Investments
(Cost $4,602,621)		4,602,621

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.9% of net assets

State Street Institutional U.S. Government Money Market Fund	23,531,749	23,531,749

Total Collateral Invested for Securities on Loan
(Cost $23,531,749)		23,531,749

End of Collateral Invested for Securities on Loan.

At 04/30/13 tax basis cost of the fund’s investments was $2,056,974,209 and the unrealized appreciation and depreciation were $572,461,875 and ($19,741,003), respectively, with a net unrealized appreciation of $552,720,872.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

See financial notes 7

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/21/13	580	46,173,800	1,174,537

8 See financial notes

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.6%		Common Stock	579,997,059	718,431,793
0.0%		Warrants	—	215
1.1%		Other Investment Company	7,889,934	7,889,934
0.1%		Short-Term Investment	681,920	681,920

99.8%		Total Investments	588,568,913	727,003,862
2.7%		Collateral Invested for Securities on Loan	19,734,121	19,734,121
(2	.5)%	Other Assets and Liabilities, Net		(18,374,897)

100.0%		Net Assets		728,363,086

	Number	Value
Security	of Shares	($)

Common Stock 98.6% of net assets

Automobiles & Components 1.3%
Cooper Tire & Rubber Co.	37,200	925,908
Dana Holding Corp.	90,700	1,564,575
Drew Industries, Inc.	10,195	368,039
Exide Technologies *	225,800	191,275
Federal-Mogul Corp. *	34,000	254,320
Gentex Corp.	53,100	1,194,750
Modine Manufacturing Co. *	70,155	641,217
Superior Industries International, Inc.	20,160	370,138
Tenneco, Inc. *	20,200	781,134
Thor Industries, Inc.	39,800	1,476,182
Visteon Corp. *	22,300	1,311,017
Winnebago Industries, Inc. *	27,065	495,831

		9,574,386

Banks 4.3%
Associated Banc-Corp.	96,100	1,371,347
Astoria Financial Corp.	88,100	844,879
BancorpSouth, Inc.	51,000	816,000
Bank of Hawaii Corp.	22,400	1,068,256
BOK Financial Corp.	7,300	456,177
CapitalSource, Inc.	193,200	1,729,140
Capitol Federal Financial, Inc.	31,986	378,714
Cathay General Bancorp	23,000	453,330
Chemical Financial Corp.	11,930	295,864
City Holding Co.	8,690	331,784
City National Corp.	15,200	869,896
Commerce Bancshares, Inc.	24,485	982,093
Cullen/Frost Bankers, Inc.	15,200	918,232
CVB Financial Corp.	26,880	292,186
East West Bancorp, Inc.	27,200	661,776
F.N.B. Corp.	44,200	503,438
First Commonwealth Financial Corp.	46,790	334,549
First Horizon National Corp.	138,700	1,442,480
First Midwest Bancorp, Inc.	31,895	400,282
First Niagara Financial Group, Inc.	85,300	811,203
First Republic Bank	13,800	524,124
Firstmerit Corp.	79,001	1,353,287
Fulton Financial Corp.	74,500	823,970
Glacier Bancorp, Inc.	23,380	431,361
Hancock Holding Co.	10,400	283,608
International Bancshares Corp.	25,300	490,820
MB Financial, Inc.	18,345	454,222
MGIC Investment Corp. *	125,700	678,780
National Penn Bancshares, Inc.	30,223	295,883
NBT Bancorp, Inc.	15,355	310,939
Northwest Bancshares, Inc.	24,692	302,477
Old National Bancorp	31,725	386,411
Park National Corp. (b)	5,810	397,288
People’s United Financial, Inc.	102,600	1,350,216
Prosperity Bancshares, Inc.	9,300	427,242
Provident Financial Services, Inc.	31,390	481,209
Susquehanna Bancshares, Inc.	50,200	585,834
SVB Financial Group *	6,400	455,104
TCF Financial Corp.	94,900	1,380,795
Trustmark Corp.	25,800	633,390
UMB Financial Corp.	8,701	438,008
Umpqua Holdings Corp.	33,300	399,600
United Bankshares, Inc. (b)	17,895	452,923
Valley National Bancorp	86,500	777,635
Washington Federal, Inc.	40,300	691,951
Webster Financial Corp.	24,800	579,576
Westamerica Bancorp	10,770	467,310
Wintrust Financial Corp.	7,840	281,142

		31,096,731

Capital Goods 11.2%
A.O. Smith Corp.	12,400	935,332
AAR Corp.	42,280	755,121
Actuant Corp., Class A	24,100	754,330
Acuity Brands, Inc.	19,300	1,408,128
Aegion Corp. *	17,415	366,760
Aircastle Ltd.	45,700	637,972
Albany International Corp., Class A	21,300	618,765
AMETEK, Inc.	40,300	1,640,613
Apogee Enterprises, Inc.	22,895	583,365
Applied Industrial Technologies, Inc.	27,820	1,175,395
Armstrong World Industries, Inc. *	16,700	852,368
Astec Industries, Inc.	13,950	457,979
B/E Aerospace, Inc. *	19,800	1,242,252
Barnes Group, Inc.	30,165	837,682
Beacon Roofing Supply, Inc. *	20,280	773,276
Belden, Inc.	17,640	871,769
Brady Corp., Class A	28,000	948,640
Briggs & Stratton Corp.	49,700	1,117,753
Carlisle Cos., Inc.	26,900	1,745,003
Chart Industries, Inc. *	4,910	416,417
Chicago Bridge & Iron Co., N.V., NY Shares	34,598	1,861,026
CIRCOR International, Inc.	9,790	463,361

See financial notes 9

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CLARCOR, Inc.	17,825	921,552
CNH Global N.V.	17,100	703,323
Comfort Systems USA, Inc.	44,400	569,652
Crane Co.	21,600	1,162,728
Cubic Corp.	6,090	261,687
Curtiss-Wright Corp.	29,000	952,360
Donaldson Co., Inc.	39,000	1,418,820
Dycom Industries, Inc. *	40,370	779,948
Encore Wire Corp.	16,240	531,860
EnerSys, Inc. *	22,400	1,026,816
EnPro Industries, Inc. *	7,770	382,906
ESCO Technologies, Inc.	9,500	341,715
Esterline Technologies Corp. *	11,500	862,960
Federal Signal Corp. *	52,500	407,400
Fortune Brands Home & Security, Inc. *	18,100	658,659
Franklin Electric Co., Inc.	13,960	451,885
FreightCar America, Inc.	19,435	405,803
Gardner Denver, Inc.	18,000	1,351,620
GATX Corp.	33,400	1,701,730
General Cable Corp. *	49,900	1,720,552
Gibraltar Industries, Inc. *	36,355	679,839
Graco, Inc.	20,240	1,225,127
GrafTech International Ltd. *	69,200	496,856
Granite Construction, Inc.	42,500	1,175,975
Griffon Corp.	38,908	400,752
H&E Equipment Services, Inc.	24,520	499,227
HEICO Corp.	8,810	387,728
Hexcel Corp. *	23,085	704,093
IDEX Corp.	24,900	1,295,547
Kaman Corp.	13,480	455,489
Kaydon Corp.	20,735	494,322
Kennametal, Inc.	35,900	1,435,641
Layne Christensen Co. *	23,700	484,191
Lincoln Electric Holdings, Inc.	31,000	1,635,560
MasTec, Inc. *	17,410	483,998
Meritor, Inc. *	92,200	534,760
Middleby Corp. *	2,908	434,979
Moog, Inc., Class A *	19,800	914,958
MRC Global, Inc. *	14,500	434,275
MSC Industrial Direct Co., Inc., Class A	12,900	1,016,520
Mueller Industries, Inc.	18,000	932,040
Mueller Water Products, Inc., Class A	127,600	755,392
National Presto Industries, Inc.	4,645	348,375
Navistar International Corp. *	50,200	1,662,624
Nordson Corp.	11,650	809,559
Orbital Sciences Corp. *	42,155	759,633
Polypore International, Inc. (b)*	8,400	352,212
Quanex Building Products Corp.	30,050	488,914
Raven Industries, Inc.	9,830	329,797
Regal-Beloit Corp.	14,900	1,171,438
Rush Enterprises, Inc., Class A *	26,460	605,669
Simpson Manufacturing Co., Inc.	18,285	525,511
Snap-on, Inc.	20,800	1,792,960
Spirit AeroSystems Holdings, Inc., Class A *	61,200	1,223,388
Standex International Corp.	5,950	314,755
TAL International Group, Inc.	11,190	463,266
Teledyne Technologies, Inc. *	12,400	930,744
Tennant Co.	7,480	357,694
The Babcock & Wilcox Co.	30,900	840,480
The Greenbrier Cos., Inc. *	15,120	341,107
The Manitowoc Co., Inc.	71,000	1,331,960
The Toro Co.	31,220	1,405,212
Titan International, Inc.	12,275	273,855
TransDigm Group, Inc.	9,100	1,335,880
Triumph Group, Inc.	11,100	886,890
Tutor Perini Corp. *	87,100	1,431,924
Universal Forest Products, Inc.	29,270	1,129,822
USG Corp. *	30,300	787,497
Valmont Industries, Inc.	6,050	881,667
WABCO Holdings, Inc. *	17,800	1,285,694
Wabtec Corp.	9,560	1,003,226
Watsco, Inc.	12,945	1,092,299
Watts Water Technologies, Inc., Class A	15,455	727,312
Woodward, Inc.	20,000	719,800

		81,565,716

Commercial & Professional Supplies 3.9%
ABM Industries, Inc.	58,400	1,316,920
Clean Harbors, Inc. *	9,330	531,530
Consolidated Graphics, Inc. *	14,520	517,928
Copart, Inc. *	27,700	976,425
Covanta Holding Corp.	52,000	1,040,000
Deluxe Corp.	29,600	1,128,944
EnergySolutions, Inc. *	117,800	486,514
FTI Consulting, Inc. *	23,500	778,320
G&K Services, Inc., Class A	17,190	807,758
Healthcare Services Group, Inc.	22,255	496,064
Heidrick & Struggles International, Inc.	22,670	299,697
Herman Miller, Inc.	41,210	1,033,959
HNI Corp.	42,100	1,449,503
Huron Consulting Group, Inc. *	7,800	325,884
ICF International, Inc. *	13,600	368,696
IHS, Inc., Class A *	4,910	478,381
Insperity, Inc.	18,360	507,287
Interface, Inc.	23,385	391,465
Kelly Services, Inc., Class A	80,200	1,365,004
Kforce, Inc.	29,400	444,528
Knoll, Inc.	31,500	490,140
Korn/Ferry International *	27,530	455,621
McGrath RentCorp	12,925	401,451
Mine Safety Appliances Co.	11,825	567,600
Navigant Consulting, Inc. *	44,025	542,828
Nielsen Holdings N.V.	26,700	924,354
Quad Graphics, Inc. (b)	39,400	823,460
Resources Connection, Inc.	44,260	502,794
Rollins, Inc.	13,022	316,695
Steelcase, Inc., Class A	93,200	1,183,640
Stericycle, Inc. *	10,800	1,169,856
Tetra Tech, Inc. *	22,395	588,765
The Corporate Executive Board Co.	17,370	978,973
Towers Watson & Co., Class A	13,215	963,638
TrueBlue, Inc. *	45,530	943,382
UniFirst Corp.	6,605	601,385
Verisk Analytics, Inc., Class A *	15,900	974,511
Viad Corp.	20,965	546,138
Waste Connections, Inc.	25,300	960,135

		28,680,173

10 See financial notes

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 4.6%
American Greetings Corp., Class A	66,700	1,229,948
Arctic Cat, Inc. *	7,800	350,922
Beazer Homes USA, Inc. (b)*	24,800	400,768
Blyth, Inc. (b)	15,944	262,757
Brunswick Corp.	31,200	987,792
Callaway Golf Co.	91,655	614,089
Carter’s, Inc. *	12,700	830,453
Columbia Sportswear Co. (b)	8,180	479,348
Crocs, Inc. *	25,660	411,073
Deckers Outdoor Corp. *	13,250	730,340
Ethan Allen Interiors, Inc.	21,165	619,711
Fifth & Pacific Cos., Inc. *	53,500	1,103,170
Fossil, Inc. *	13,200	1,295,184
G-III Apparel Group Ltd. *	9,500	386,270
Hanesbrands, Inc. *	34,200	1,715,472
Helen of Troy Ltd. *	11,730	409,142
JAKKS Pacific, Inc.	34,125	372,304
KB Home	80,200	1,807,708
La-Z-Boy, Inc.	38,920	702,895
Lennar Corp., Class A	43,400	1,788,948
M.D.C. Holdings, Inc.	19,200	721,920
Meritage Homes Corp. *	14,400	702,576
NACCO Industries, Inc., Class A	7,240	420,065
Oxford Industries, Inc.	5,530	326,989
Polaris Industries, Inc.	15,000	1,292,850
PulteGroup, Inc. *	98,900	2,075,911
PVH Corp.	14,889	1,718,340
Quiksilver, Inc. *	151,100	1,016,903
Skechers U.S.A., Inc., Class A *	34,045	707,455
Steven Madden Ltd. *	9,348	454,593
Tempur-Pedic International, Inc. *	29,415	1,426,628
The Ryland Group, Inc.	31,500	1,419,390
Toll Brothers, Inc. *	43,500	1,492,485
Tupperware Brands Corp.	18,900	1,517,670
Under Armour, Inc., Class A *	7,330	418,396
Wolverine World Wide, Inc.	24,290	1,160,333

		33,370,798

Consumer Services 5.2%
Ameristar Casinos, Inc.	32,175	849,098
Bally Technologies, Inc. *	12,675	675,324
Bob Evans Farms, Inc.	28,955	1,254,910
Boyd Gaming Corp. (b)*	101,700	1,220,400
Buffalo Wild Wings, Inc. *	3,400	306,000
Caesars Entertainment Corp. (b)*	113,200	1,801,012
Career Education Corp. *	224,300	491,217
CEC Entertainment, Inc.	25,380	846,931
Chipotle Mexican Grill, Inc. *	2,911	1,057,246
Choice Hotels International, Inc.	8,040	314,042
Coinstar, Inc. (b)*	8,425	444,924
Corinthian Colleges, Inc. *	246,685	493,370
Cracker Barrel Old Country Store, Inc.	19,320	1,598,537
DeVry, Inc.	36,700	1,027,967
DineEquity, Inc.	6,530	465,197
Domino’s Pizza, Inc.	32,200	1,777,440
Hillenbrand, Inc.	26,200	658,406
Hyatt Hotels Corp., Class A *	15,800	674,344
International Speedway Corp., Class A	18,750	616,312
ITT Educational Services, Inc. (b)*	50,435	923,465
Jack in the Box, Inc. *	40,900	1,466,265
Las Vegas Sands Corp.	21,900	1,231,875
LIFE TIME FITNESS, Inc. *	11,785	544,231
Lincoln Educational Services Corp.	65,860	366,840
Matthews International Corp., Class A	17,815	655,770
Orient-Express Hotels Ltd., Class A *	28,490	287,749
Panera Bread Co., Class A *	4,875	863,996
Papa John’s International, Inc. *	9,710	611,730
Penn National Gaming, Inc. *	27,600	1,615,980
Pinnacle Entertainment, Inc. *	30,675	584,665
Red Robin Gourmet Burgers, Inc. *	11,580	560,125
Regis Corp.	65,500	1,228,125
Ruby Tuesday, Inc. *	105,150	1,013,646
Scientific Games Corp., Class A *	36,870	327,406
Six Flags Entertainment Corp.	8,700	633,969
Sonic Corp. *	83,380	1,044,751
Sotheby’s	16,620	589,678
Steiner Leisure Ltd. *	8,560	414,561
Stewart Enterprises, Inc., Class A	44,740	398,633
Strayer Education, Inc. (b)	12,400	587,264
Texas Roadhouse, Inc.	26,110	613,585
The Cheesecake Factory, Inc.	33,835	1,347,310
The Wendy’s Co.	180,300	1,025,907
Vail Resorts, Inc.	12,360	745,308
Weight Watchers International, Inc. (b)	19,692	830,412
WMS Industries, Inc. *	30,712	779,471

		37,865,394

Diversified Financials 2.8%
Affiliated Managers Group, Inc. *	6,400	996,352
American Capital Ltd. *	40,400	611,252
Apollo Investment Corp.	46,000	405,260
Ares Capital Corp.	38,700	702,792
Cash America International, Inc.	15,405	672,120
CBOE Holdings, Inc.	16,400	615,492
E*TRADE Financial Corp. *	115,500	1,188,495
Eaton Vance Corp.	49,700	1,982,036
Ezcorp, Inc., Class A *	17,200	290,680
First Cash Financial Services, Inc. *	6,590	339,187
Greenhill & Co., Inc.	13,135	606,706
IntercontinentalExchange, Inc. *	5,800	944,994
Investment Technology Group, Inc. *	49,255	536,387
Knight Capital Group, Inc., Class A *	251,400	889,956
Lazard Ltd., Class A	18,600	630,540
Leucadia National Corp.	37,927	1,171,565
LPL Financial Holdings, Inc.	13,900	480,384
MSCI, Inc. *	28,400	968,440
Nelnet, Inc., Class A	14,940	507,960
Piper Jaffray Cos., Inc. *	12,005	405,289
Raymond James Financial, Inc.	23,700	981,654
SEI Investments Co.	57,900	1,659,414
Stifel Financial Corp. *	8,560	275,803
The NASDAQ OMX Group, Inc.	42,100	1,241,108
Waddell & Reed Financial, Inc., Class A	24,300	1,041,741

See financial notes 11

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
World Acceptance Corp. *	6,160	547,378

		20,692,985

Energy 6.6%
Alpha Natural Resources, Inc. *	156,200	1,159,004
Atwood Oceanics, Inc. *	11,700	573,885
Basic Energy Services, Inc. *	24,885	341,671
Berry Petroleum Co., Class A	16,020	767,518
Bill Barrett Corp. (b)*	29,900	593,814
Bristow Group, Inc.	13,700	865,840
Cabot Oil & Gas Corp.	20,600	1,401,830
Cal Dive International, Inc. (b)*	282,743	472,181
CARBO Ceramics, Inc. (b)	5,280	373,032
Cloud Peak Energy, Inc. *	33,000	644,820
Comstock Resources, Inc. *	27,655	433,077
Concho Resources, Inc. *	5,800	499,554
Crosstex Energy, Inc.	31,100	572,551
Delek US Holdings, Inc.	12,800	461,952
Denbury Resources, Inc. *	74,500	1,332,805
Dresser-Rand Group, Inc. *	23,300	1,295,713
Dril-Quip, Inc. *	7,585	634,940
Energy XXI (Bermuda) Ltd.	13,000	295,620
EQT Corp.	26,100	1,960,632
EXCO Resources, Inc. (b)	75,400	547,404
Exterran Holdings, Inc. *	81,000	2,140,020
Forest Oil Corp. *	152,900	640,651
GulfMark Offshore, Inc., Class A	10,505	437,218
Helix Energy Solutions Group, Inc. *	65,800	1,516,032
Hercules Offshore, Inc. *	116,400	857,868
Hornbeck Offshore Services, Inc. *	10,380	466,270
ION Geophysical Corp. *	41,605	259,615
Key Energy Services, Inc. *	127,000	754,380
Lufkin Industries, Inc.	9,010	795,493
Matrix Service Co. *	23,100	347,193
McMoRan Exploration Co. *	22,260	368,403
Newpark Resources, Inc. *	48,740	511,770
Nordic American Tankers Ltd. (b)	42,085	374,977
Oceaneering International, Inc.	24,900	1,747,233
Oil States International, Inc. *	20,400	1,822,944
Parker Drilling Co. *	111,710	460,245
PDC Energy, Inc. *	9,555	413,732
Penn Virginia Corp.	114,800	462,644
Pioneer Energy Services Corp. *	43,800	308,790
Plains Exploration & Production Co. *	37,000	1,672,400
Quicksilver Resources, Inc. (b)*	126,400	318,528
Range Resources Corp.	16,200	1,191,024
Rosetta Resources, Inc. *	8,810	378,037
SandRidge Energy, Inc. (b)*	123,100	632,734
SemGroup Corp., Class A *	29,700	1,539,945
Ship Finance International Ltd.	29,800	491,104
SM Energy Co.	19,000	1,159,000
Stone Energy Corp. *	30,100	593,873
Superior Energy Services, Inc. *	67,800	1,870,602
Swift Energy Co. *	33,505	433,555
Targa Resources Corp.	9,800	644,448
Teekay Corp.	30,300	1,078,680
TETRA Technologies, Inc. *	81,160	740,991
Ultra Petroleum Corp. *	40,300	862,420
Unit Corp. *	28,600	1,202,058
W&T Offshore, Inc.	26,100	304,848
Western Refining, Inc.	38,200	1,180,762
Whiting Petroleum Corp. *	25,000	1,112,500
Willbros Group, Inc. *	64,200	609,900

		47,930,730

Food & Staples Retailing 1.3%
Harris Teeter Supermarkets, Inc.	35,500	1,483,545
Nash Finch Co.	62,900	1,292,595
PriceSmart, Inc.	4,540	405,104
Rite Aid Corp. *	459,800	1,218,470
Roundy’s, Inc. (b)	41,600	297,856
Spartan Stores, Inc.	45,400	761,812
Susser Holdings Corp. *	8,500	451,945
The Andersons, Inc.	15,025	819,163
The Pantry, Inc. *	93,600	1,367,496
United Natural Foods, Inc. *	22,100	1,103,674
Weis Markets, Inc.	14,500	606,535

		9,808,195

Food, Beverage & Tobacco 2.0%
B&G Foods, Inc.	11,900	367,234
Cal-Maine Foods, Inc.	9,300	396,924
Chiquita Brands International, Inc. *	139,700	1,205,611
Darling International, Inc. *	18,720	346,507
Dole Food Co., Inc. *	54,300	584,268
Flowers Foods, Inc.	49,700	1,637,118
Fresh Del Monte Produce, Inc.	43,300	1,100,253
Green Mountain Coffee Roasters, Inc. (b)*	9,980	572,852
J&J Snack Foods Corp.	5,935	445,244
Lancaster Colony Corp.	10,665	841,788
Monster Beverage Corp. *	14,110	795,804
Pilgrim’s Pride Corp. *	40,100	392,579
Post Holdings, Inc. *	18,700	818,873
Sanderson Farms, Inc.	18,900	1,157,814
Seaboard Corp.	202	554,688
Snyders-Lance, Inc.	14,760	371,657
The Hain Celestial Group, Inc. *	7,070	461,318
TreeHouse Foods, Inc. *	11,385	725,338
Universal Corp.	25,800	1,484,790
Vector Group Ltd.	26,326	429,377

		14,690,037

Health Care Equipment & Services 4.4%
Alere, Inc. *	36,000	924,480
Amedisys, Inc. *	58,870	591,055
AmSurg Corp. *	17,725	594,851
Analogic Corp.	4,365	346,930
Brookdale Senior Living, Inc. *	37,600	969,704
Catamaran Corp. *	13,400	773,582
Centene Corp. *	25,000	1,155,000
Cerner Corp. *	15,100	1,461,227
Chemed Corp.	13,495	1,101,462
CONMED Corp.	14,395	450,995
Edwards Lifesciences Corp. *	10,500	669,795
Gentiva Health Services, Inc. *	48,625	510,076
Haemonetics Corp. *	14,700	565,950
Hanger, Inc. *	11,300	343,407

12 See financial notes

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Health Management Associates, Inc., Class A *	166,300	1,910,787
HealthSouth Corp. *	20,300	558,250
Healthways, Inc. *	41,460	575,879
Hill-Rom Holdings, Inc.	40,300	1,373,021
Hologic, Inc. *	49,900	1,016,463
IDEXX Laboratories, Inc. *	11,500	1,011,540
Integra LifeSciences Holdings Corp. *	8,120	284,444
Intuitive Surgical, Inc. *	1,918	944,212
Invacare Corp.	49,865	670,684
Magellan Health Services, Inc. *	30,100	1,539,916
Masimo Corp.	16,200	324,972
MEDNAX, Inc. *	13,700	1,215,601
Molina Healthcare, Inc. *	24,957	828,573
MWI Veterinary Supply, Inc. *	3,200	376,672
PharMerica Corp. *	52,140	672,085
ResMed, Inc. (b)	20,240	971,925
Sirona Dental Systems, Inc. *	8,090	594,939
STERIS Corp.	33,200	1,380,788
Teleflex, Inc.	17,700	1,382,901
The Cooper Cos., Inc.	7,700	850,080
Triple-S Management Corp., Class B *	19,700	355,191
Universal American Corp.	66,200	566,010
Vanguard Health Systems, Inc. *	34,400	503,272
VCA Antech, Inc. *	37,900	913,390
West Pharmaceutical Services, Inc.	11,940	762,488

		32,042,597

Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	57,530	506,264
Elizabeth Arden, Inc. *	8,870	363,227
Nu Skin Enterprises, Inc., Class A	19,910	1,010,034
Spectrum Brands Holdings, Inc.	8,900	498,400
WD-40 Co.	5,515	297,424

		2,675,349

Insurance 4.8%
Alleghany Corp. *	2,500	984,350
Allied World Assurance Co. Holdings AG	18,800	1,707,228
Alterra Capital Holdings Ltd.	41,300	1,344,315
American Equity Investment Life Holding Co.	39,215	597,637
Argo Group International Holdings Ltd.	15,459	640,776
Arthur J. Gallagher & Co.	38,500	1,634,325
Assured Guaranty Ltd.	22,100	455,923
Brown & Brown, Inc.	32,100	994,779
CNA Financial Corp.	9,300	313,503
CNO Financial Group, Inc.	145,600	1,648,192
Employers Holdings, Inc.	14,900	337,485
Erie Indemnity Co., Class A	11,700	930,969
First American Financial Corp.	64,700	1,732,019
HCC Insurance Holdings, Inc.	44,100	1,878,660
Horace Mann Educators Corp.	19,790	446,264
Infinity Property & Casualty Corp.	12,865	729,960
Markel Corp. *	2,400	1,287,000
MBIA, Inc. *	33,800	319,748
Mercury General Corp.	19,900	909,629
Montpelier Re Holdings Ltd.	30,400	783,104
National Financial Partners Corp. *	32,785	830,772
Old Republic International Corp.	142,800	1,927,800
OneBeacon Insurance Group Ltd., Class A	27,700	376,443
Primerica, Inc.	44,000	1,494,240
ProAssurance Corp.	17,100	837,729
Protective Life Corp.	50,100	1,906,806
RLI Corp.	12,500	898,125
Safety Insurance Group, Inc.	9,505	472,113
Selective Insurance Group, Inc.	41,700	977,031
StanCorp Financial Group, Inc.	38,000	1,640,840
Symetra Financial Corp.	25,900	353,017
The Hanover Insurance Group, Inc.	35,200	1,775,136
Tower Group International Ltd.	18,029	341,109
Validus Holdings Ltd.	41,727	1,611,079

		35,118,106

Materials 6.1%
A. Schulman, Inc.	29,133	756,584
A.M. Castle & Co. (b)*	27,178	470,723
AK Steel Holding Corp. (b)	321,300	1,076,355
AMCOL International Corp.	12,120	372,932
Axiall Corp.	18,524	971,584
Boise, Inc.	84,300	673,557
Buckeye Technologies, Inc.	13,580	510,472
Cabot Corp.	36,700	1,378,452
Carpenter Technology Corp.	21,900	984,624
Century Aluminum Co. *	69,900	570,384
Chemtura Corp. *	52,000	1,105,520
Clearwater Paper Corp. *	11,660	536,593
Compass Minerals International, Inc.	9,730	842,034
Crown Holdings, Inc. *	41,000	1,749,880
Cytec Industries, Inc.	22,000	1,602,920
Eagle Materials, Inc.	15,570	1,054,867
Ferro Corp. *	195,930	1,379,347
Graphic Packaging Holding Co. *	72,600	545,952
Greif, Inc., Class A	22,200	1,069,374
H.B. Fuller Co.	28,180	1,068,022
Horsehead Holding Corp. *	30,000	321,000
Innophos Holdings, Inc.	10,350	531,059
Innospec, Inc.	9,980	439,220
Kaiser Aluminum Corp.	13,880	874,440
KapStone Paper & Packaging Corp.	13,400	396,372
Koppers Holdings, Inc.	9,260	406,607
Kraton Performance Polymers, Inc. *	18,800	426,948
Louisiana-Pacific Corp. *	44,300	802,716
Materion Corp.	17,360	459,866
Minerals Technologies, Inc.	21,420	870,295
Myers Industries, Inc.	25,205	373,538
NewMarket Corp.	2,595	697,276
Olin Corp.	43,900	1,061,063
Olympic Steel, Inc.	18,800	376,000
OM Group, Inc. *	36,600	895,602
P.H. Glatfelter Co.	32,345	776,280
PolyOne Corp.	34,200	770,526
Resolute Forest Products (b)*	51,800	757,834
Rock-Tenn Co., Class A	17,600	1,762,464
Rockwood Holdings, Inc.	21,600	1,401,624
RTI International Metals, Inc. *	14,680	426,014

See financial notes 13

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Schnitzer Steel Industries, Inc., Class A	52,310	1,283,164
Schweitzer-Mauduit International, Inc.	13,472	542,787
Sensient Technologies Corp.	23,700	932,595
Silgan Holdings, Inc.	22,900	1,096,223
Stepan Co.	8,530	485,698
Stillwater Mining Co. *	33,470	416,367
SunCoke Energy, Inc. *	36,000	544,680
Texas Industries, Inc. *	7,485	476,645
The Scotts Miracle-Gro Co., Class A	28,100	1,274,335
Tredegar Corp.	21,375	632,700
W.R. Grace & Co. *	8,400	647,724
Walter Energy, Inc.	28,400	508,928
Wausau Paper Corp.	43,210	439,878
Westlake Chemical Corp.	5,900	490,526
Worthington Industries, Inc.	46,000	1,480,280

		44,799,450

Media 2.1%
AMC Networks, Inc., Class A *	6,200	390,662
Belo Corp., Class A	68,900	738,608
Central European Media Enterprises Ltd., Class A (b)*	76,500	283,050
Cinemark Holdings, Inc.	46,100	1,424,029
DreamWorks Animation SKG, Inc., Class A *	51,900	1,000,632
Harte-Hanks, Inc.	97,435	772,660
John Wiley & Sons, Inc., Class A	18,400	702,328
Live Nation Entertainment, Inc. *	72,600	916,938
Meredith Corp. (b)	27,000	1,048,140
National CineMedia, Inc.	22,200	360,528
Regal Entertainment Group, Class A (b)	69,200	1,241,448
Scholastic Corp.	35,900	985,455
Scripps Networks Interactive, Class A	15,300	1,018,674
Sinclair Broadcast Group, Inc., Class A	29,819	799,149
Starz - Liberty Capital *	25,600	598,528
The E.W. Scripps Co., Class A *	56,700	787,563
The Madison Square Garden Co., Class A *	11,000	662,970
The New York Times Co., Class A *	129,100	1,143,826
Valassis Communications, Inc.	22,000	563,860

		15,439,048

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Bio-Rad Laboratories, Inc., Class A *	6,300	754,425
Charles River Laboratories International, Inc. *	33,900	1,474,311
Covance, Inc. *	27,300	2,035,488
Cubist Pharmaceuticals, Inc. *	6,240	286,541
Endo Health Solutions, Inc. *	47,200	1,729,408
Illumina, Inc. *	8,460	547,277
Impax Laboratories, Inc. *	19,000	332,500
PAREXEL International Corp. *	13,120	537,264
PDL Biopharma, Inc. (b)	80,850	625,779
PerkinElmer, Inc.	48,100	1,474,265
Perrigo Co.	9,300	1,110,513
QIAGEN N.V. *	38,600	767,368
Techne Corp.	8,165	523,703
ViroPharma, Inc. *	12,960	353,160

		12,552,002

Real Estate 8.8%
Alexandria Real Estate Equities, Inc.	11,000	800,470
American Campus Communities, Inc.	7,960	355,334
American Capital Agency Corp.	13,000	433,030
Anworth Mortgage Asset Corp.	64,255	405,449
Ashford Hospitality Trust	38,985	502,127
BioMed Realty Trust, Inc.	32,700	736,077
Brandywine Realty Trust	76,100	1,136,173
BRE Properties, Inc.	14,000	706,720
Camden Property Trust	15,700	1,135,738
Capstead Mortgage Corp.	35,550	472,104
CBL & Associates Properties, Inc.	44,200	1,066,988
CBRE Group, Inc., Class A *	66,200	1,603,364
Chimera Investment Corp.	301,300	994,290
Colonial Properties Trust	35,000	812,350
CommonWealth REIT	67,500	1,507,275
Corporate Office Properties Trust	27,400	794,326
Corrections Corp. of America	36,700	1,328,540
Cousins Properties, Inc.	40,183	438,798
CubeSmart	22,375	393,129
DCT Industrial Trust, Inc.	71,800	562,194
DDR Corp.	67,700	1,241,618
DiamondRock Hospitality Co.	63,700	635,726
Digital Realty Trust, Inc.	11,900	839,188
Douglas Emmett, Inc.	27,200	711,824
EastGroup Properties, Inc.	6,950	438,336
EPR Properties	12,600	712,404
Equity Lifestyle Properties, Inc.	3,870	314,438
Essex Property Trust, Inc.	5,000	785,250
Extra Space Storage, Inc.	11,265	490,929
Federal Realty Investment Trust	10,400	1,216,904
FelCor Lodging Trust, Inc. *	69,650	416,507
First Industrial Realty Trust, Inc.	31,300	561,522
Forest City Enterprises, Inc., Class A *	22,500	420,075
General Growth Properties, Inc.	77,400	1,758,528
Glimcher Realty Trust	33,925	425,419
Hatteras Financial Corp.	18,900	516,537
Health Care REIT, Inc.	19,800	1,484,406
Healthcare Realty Trust, Inc.	18,800	564,376
Highwoods Properties, Inc.	22,400	919,072
Home Properties, Inc.	12,200	786,412
HomeBanc Corp. (c)(d)*	6,875	—
Inland Real Estate Corp.	37,530	424,840
iStar Financial, Inc. *	162,400	1,896,832
Jones Lang LaSalle, Inc.	16,300	1,614,026
Kilroy Realty Corp.	11,800	667,762
LaSalle Hotel Properties	22,640	587,055
Lexington Realty Trust	55,000	704,550
Liberty Property Trust	34,900	1,500,351
Mack-Cali Realty Corp.	47,100	1,307,967
MFA Financial, Inc.	91,400	847,278
Mid-America Apartment Communities, Inc.	8,045	552,933
National Retail Properties, Inc.	15,800	626,944
NorthStar Realty Finance Corp.	62,732	625,438

14 See financial notes

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Omega Healthcare Investors, Inc. (b)	18,290	601,192
Pennsylvania Real Estate Investment Trust	32,700	677,871
Piedmont Office Realty Trust, Inc., Class A	77,400	1,588,248
Post Properties, Inc.	8,920	440,916
Potlatch Corp.	32,900	1,557,815
Prologis, Inc.	41,900	1,757,705
PS Business Parks, Inc.	4,750	379,050
RAIT Financial Trust	79,520	679,101
Realty Income Corp.	17,100	871,587
Redwood Trust, Inc.	45,200	1,031,464
Regency Centers Corp.	21,100	1,187,086
Senior Housing Properties Trust	26,400	750,552
SL Green Realty Corp.	13,000	1,179,100
Sovran Self Storage, Inc.	6,470	443,842
Sun Communities, Inc.	6,855	350,633
Sunstone Hotel Investors, Inc. *	51,500	639,115
Tanger Factory Outlet Centers, Inc.	12,880	478,106
Taubman Centers, Inc.	11,300	966,263
The Geo Group, Inc.	20,536	769,073
The Macerich Co.	24,500	1,716,225
UDR, Inc.	44,400	1,091,352
Washington Real Estate Investment Trust	19,700	562,632
Weingarten Realty Investors	39,300	1,338,951

		63,837,802

Retailing 5.8%
Aeropostale, Inc. *	78,800	1,155,208
ANN, Inc. *	46,700	1,379,518
Asbury Automotive Group, Inc. *	20,600	825,854
Ascena Retail Group, Inc. *	36,500	675,250
AutoNation, Inc. *	32,500	1,479,075
Barnes & Noble, Inc. (b)*	59,700	1,082,361
Brown Shoe Co., Inc.	50,042	846,210
Cabela’s, Inc. *	11,000	706,200
Chico’s FAS, Inc.	77,100	1,408,617
Dick’s Sporting Goods, Inc.	29,400	1,414,140
DSW, Inc., Class A	7,268	480,560
Express, Inc. *	24,300	442,503
Fred’s, Inc., Class A	65,170	927,369
Genesco, Inc. *	13,800	849,390
GNC Holdings, Inc., Class A	11,900	539,427
Group 1 Automotive, Inc.	27,100	1,639,008
Guess?, Inc.	46,600	1,289,888
Hibbett Sports, Inc. *	7,885	432,492
Hot Topic, Inc.	44,700	623,565
HSN, Inc.	12,300	646,734
Jos. A. Bank Clothiers, Inc. *	10,885	475,457
Lithia Motors, Inc., Class A	16,035	794,053
LKQ Corp. *	48,100	1,158,248
Monro Muffler Brake, Inc.	9,640	398,711
Netflix, Inc. *	6,800	1,469,276
Nutrisystem, Inc.	77,730	629,613
OfficeMax, Inc.	149,700	1,723,047
Penske Automotive Group, Inc.	36,800	1,137,856
Pier 1 Imports, Inc.	21,685	503,309
Pool Corp.	16,780	822,556
Priceline.com, Inc. *	2,411	1,678,032
Saks, Inc. (b)*	141,200	1,630,860
Sally Beauty Holdings, Inc. *	12,065	362,674
Select Comfort Corp. *	12,970	275,223
Sonic Automotive, Inc., Class A	49,700	1,092,903
Stage Stores, Inc.	40,055	1,109,123
The Buckle, Inc. (b)	13,122	637,073
The Cato Corp., Class A	18,695	448,867
The Children’s Place Retail Stores, Inc. *	22,660	1,108,527
The Finish Line, Inc., Class A	38,052	737,828
The Men’s Wearhouse, Inc.	43,500	1,457,250
The Pep Boys - Manny, Moe & Jack *	57,715	669,494
The Wet Seal, Inc., Class A *	115,160	375,422
TripAdvisor, Inc. *	6,400	336,512
Ulta Salon, Cosmetics & Fragrance, Inc. *	5,900	517,135
Urban Outfitters, Inc. *	31,100	1,288,784
Vitamin Shoppe, Inc. *	5,400	265,410

		41,946,612

Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc. (b)*	398,700	1,124,334
Amkor Technology, Inc. (b)*	145,000	613,350
Applied Micro Circuits Corp. *	42,440	316,602
Atmel Corp. *	169,000	1,093,430
ATMI, Inc. *	20,715	450,551
Avago Technologies Ltd.	32,500	1,038,700
Brooks Automation, Inc.	53,990	524,783
Cabot Microelectronics Corp. *	10,330	346,158
Cirrus Logic, Inc. *	9,935	191,845
Cree, Inc. *	17,000	961,690
Cymer, Inc. *	9,120	955,411
Cypress Semiconductor Corp. *	58,705	592,334
Entegris, Inc. *	76,345	723,751
Fairchild Semiconductor International, Inc. *	69,300	893,970
First Solar, Inc. *	44,100	2,053,296
GT Advanced Technologies, Inc. (b)*	124,500	489,285
Integrated Device Technology, Inc. *	147,180	1,046,450
International Rectifier Corp. *	33,200	704,172
Intersil Corp., Class A	149,300	1,158,568
Micrel, Inc.	32,750	329,465
Microsemi Corp. *	17,845	371,176
MKS Instruments, Inc.	25,150	675,781
OmniVision Technologies, Inc. *	24,980	334,982
ON Semiconductor Corp. *	180,800	1,421,088
Photronics, Inc. *	57,725	455,450
PMC-Sierra, Inc. *	60,225	346,896
RF Micro Devices, Inc. *	129,345	725,626
Semtech Corp. *	13,805	442,726
Silicon Laboratories, Inc. *	21,190	841,455
Skyworks Solutions, Inc. *	28,600	631,202
Spansion, Inc., Class A *	34,800	452,052
Teradyne, Inc. *	68,000	1,117,920
Tessera Technologies, Inc.	21,990	447,936
TriQuint Semiconductor, Inc. *	85,260	497,918
Veeco Instruments, Inc. *	9,660	367,756

		24,738,109

See financial notes 15

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 5.0%
Activision Blizzard, Inc.	85,800	1,282,710
Acxiom Corp. *	59,415	1,181,764
Akamai Technologies, Inc. *	23,700	1,040,667
ANSYS, Inc. *	7,300	590,278
Broadridge Financial Solutions, Inc.	63,800	1,606,484
CACI International, Inc., Class A *	21,200	1,239,988
Cadence Design Systems, Inc. *	36,700	506,460
Citrix Systems, Inc. *	20,700	1,286,919
CSG Systems International, Inc. *	31,645	683,849
EarthLink, Inc.	134,375	764,594
Electronic Arts, Inc. *	83,700	1,473,957
Equinix, Inc. *	2,900	620,890
Euronet Worldwide, Inc. *	19,095	582,970
FactSet Research Systems, Inc.	9,465	890,373
Fair Isaac Corp.	27,005	1,257,893
Gartner, Inc. *	16,100	931,385
Genpact Ltd.	27,350	508,710
Global Cash Access Holdings, Inc. *	48,435	345,342
Global Payments, Inc.	21,600	1,002,240
Heartland Payment Systems, Inc.	15,165	498,777
Informatica Corp. *	8,055	265,251
j2 Global, Inc.	11,785	479,650
Jack Henry & Associates, Inc.	21,380	992,032
Lender Processing Services, Inc.	58,100	1,611,694
Manhattan Associates, Inc. *	6,095	427,930
ManTech International Corp., Class A	25,700	685,933
MAXIMUS, Inc.	10,390	827,979
Mentor Graphics Corp.	22,620	413,041
MICROS Systems, Inc. *	13,940	591,195
MicroStrategy, Inc., Class A *	3,528	318,190
Monster Worldwide, Inc. *	142,800	625,464
NeuStar, Inc., Class A *	14,175	621,857
Nuance Communications, Inc. *	18,200	346,528
Progress Software Corp. *	17,825	402,310
PTC, Inc. *	26,740	642,027
Rackspace Hosting, Inc. *	5,220	251,604
Red Hat, Inc. *	8,500	407,405
Rovi Corp. *	18,369	429,651
Salesforce.com, Inc. *	12,853	528,387
Sapient Corp. *	33,880	395,718
Solera Holdings, Inc.	7,660	441,063
Sykes Enterprises, Inc. *	28,755	442,539
Synopsys, Inc. *	27,500	978,175
Take-Two Interactive Software, Inc. *	39,655	605,135
TeleTech Holdings, Inc. *	23,110	492,012
TIBCO Software, Inc. *	35,430	687,696
Unisys Corp. *	36,600	700,158
United Online, Inc.	121,527	826,384
ValueClick, Inc. *	32,580	1,005,419
VistaPrint N.V. (b)*	8,120	331,296
WEX, Inc. *	5,400	409,212

		36,479,185

Technology Hardware & Equipment 4.5%
ADTRAN, Inc.	38,345	805,245
ARRIS Group, Inc. *	52,805	871,811
Avid Technology, Inc. *	44,325	292,102
AVX Corp.	34,300	387,933
Benchmark Electronics, Inc. *	88,200	1,573,488
Black Box Corp.	24,040	522,149
Brocade Communications Systems, Inc. *	167,500	974,850
Checkpoint Systems, Inc. *	41,180	476,453
Cognex Corp.	10,165	403,550
Coherent, Inc.	10,840	606,281
Comtech Telecommunications Corp.	14,570	358,568
Diebold, Inc.	46,900	1,373,701
Dolby Laboratories, Inc., Class A (b)	11,100	364,635
EchoStar Corp., Class A *	18,800	738,276
Electronics for Imaging, Inc. *	26,702	713,477
Emulex Corp. *	63,565	381,390
Extreme Networks, Inc. *	77,665	258,624
F5 Networks, Inc. *	7,240	553,353
FEI Co.	5,720	365,394
Finisar Corp. *	22,130	284,149
FLIR Systems, Inc.	46,400	1,127,984
Gerber Scientific, Inc. (b)(c)(d)*	19,700	—
Insight Enterprises, Inc. *	59,400	1,076,328
InterDigital, Inc.	17,300	768,293
Intermec, Inc. *	58,035	571,064
Itron, Inc. *	19,600	777,140
JDS Uniphase Corp. *	54,200	731,700
KEMET Corp. *	65,700	409,311
Littelfuse, Inc.	6,045	422,062
MTS Systems Corp.	8,180	498,571
National Instruments Corp.	22,042	602,408
NCR Corp. *	63,800	1,739,826
NETGEAR, Inc. *	11,250	335,137
Newport Corp. *	20,330	308,000
Plantronics, Inc.	16,310	714,704
Plexus Corp. *	30,280	816,652
Polycom, Inc. *	77,540	814,170
QLogic Corp. *	115,480	1,254,113
Rofin-Sinar Technologies, Inc. *	19,510	485,799
Sanmina Corp. *	130,600	1,648,172
ScanSource, Inc. *	27,140	786,246
Synaptics, Inc. *	11,805	486,720
SYNNEX Corp. *	41,300	1,428,980
Trimble Navigation Ltd. *	32,300	928,302
ViaSat, Inc. *	7,815	378,793
Zebra Technologies Corp., Class A *	26,520	1,237,158

		32,653,062

Telecommunication Services 1.2%
Cincinnati Bell, Inc. *	176,700	621,984
Consolidated Communications Holdings, Inc.	28,614	527,356
General Communication, Inc., Class A *	33,860	328,781
IDT Corp., Class B	34,400	508,776
Leap Wireless International, Inc. *	102,500	586,300
Level 3 Communications, Inc. *	44,100	887,733
MetroPCS Communications, Inc. *	155,400	1,839,936
NTELOS Holdings Corp.	21,020	309,414
Premiere Global Services, Inc. *	53,500	600,805
SBA Communications Corp., Class A *	8,605	679,709
tw telecom, Inc. *	32,100	869,268
United States Cellular Corp. *	12,600	484,344

16 See financial notes

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
USA Mobility, Inc.	48,905	663,641

		8,908,047

Transportation 3.4%
Air Transport Services Group, Inc. *	65,730	379,262
Alaska Air Group, Inc. *	25,700	1,584,148
AMERCO	4,200	674,940
Arkansas Best Corp.	80,640	847,526
Atlas Air Worldwide Holdings, Inc. *	16,200	605,880
Con-way, Inc.	46,600	1,575,080
Copa Holdings S.A., Class A	6,400	803,712
Forward Air Corp.	12,025	443,602
Genco Shipping & Trading Ltd. (b)*	116,345	198,950
Genesee & Wyoming, Inc., Class A *	5,265	448,578
Hawaiian Holdings, Inc. *	47,940	263,191
Heartland Express, Inc.	32,465	440,550
Hub Group, Inc., Class A *	24,810	909,286
JetBlue Airways Corp. *	160,500	1,105,845
Kansas City Southern	15,300	1,668,771
Kirby Corp. *	15,400	1,153,306
Knight Transportation, Inc.	35,725	558,025
Landstar System, Inc.	25,270	1,381,258
Matson, Inc.	38,500	906,290
Old Dominion Freight Line, Inc. *	20,175	776,738
Republic Airways Holdings, Inc. *	122,500	1,370,775
Saia, Inc. *	15,300	626,076
SkyWest, Inc.	138,300	1,979,073
Swift Transportation Co. *	40,200	563,604
US Airways Group, Inc. *	57,000	963,300
Uti Worldwide, Inc.	94,800	1,392,612
Werner Enterprises, Inc.	44,000	1,010,240

		24,630,618

Utilities 3.8%
ALLETE, Inc.	16,400	842,140
American States Water Co.	6,515	361,452
Aqua America, Inc.	34,900	1,107,377
Atlantic Power Corp. (b)	48,800	229,360
Avista Corp.	34,700	973,335
Black Hills Corp.	21,400	1,003,446
California Water Service Group	17,780	356,489
CH Energy Group, Inc.	8,205	533,079
Cleco Corp.	19,600	970,592
El Paso Electric Co.	20,090	752,571
Hawaiian Electric Industries, Inc.	49,000	1,386,700
IDACORP, Inc.	20,800	1,023,568
ITC Holdings Corp.	9,300	857,646
MGE Energy, Inc.	9,400	524,990
New Jersey Resources Corp.	26,000	1,227,200
Northwest Natural Gas Co.	15,605	693,954
NorthWestern Corp.	21,300	916,326
Otter Tail Corp.	25,080	782,496
Piedmont Natural Gas Co., Inc.	38,400	1,322,112
PNM Resources, Inc.	52,400	1,258,124
Portland General Electric Co.	45,700	1,473,825
South Jersey Industries, Inc.	11,040	681,168
Southwest Gas Corp.	26,000	1,317,420
The Empire District Electric Co.	24,810	572,367
The Laclede Group, Inc.	17,540	819,294
UIL Holdings Corp.	18,000	749,520
UNS Energy Corp.	22,800	1,161,888
Vectren Corp.	51,300	1,926,828
WGL Holdings, Inc.	32,700	1,511,394

		27,336,661

Total Common Stock
(Cost $579,997,059)		718,431,793

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. (d)*	1,535	215

Total Warrants
(Cost $—)		215

Other Investment Company 1.1% of net assets

Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund	7,889,934	7,889,934

Total Other Investment Company
(Cost $7,889,934)		7,889,934

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.09%, 06/20/13 (a)(e)	682,000	681,920

Total Short-Term Investment
(Cost $681,920)		681,920

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 2.7% of net assets

State Street Institutional U.S. Government Money Market Fund	19,734,121	19,734,121

Total Collateral Invested for Securities on Loan
(Cost $19,734,121)		19,734,121

End of Collateral Invested for Securities on Loan

See financial notes 17

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/13 tax basis cost of the fund’s investments was $592,682,666 and the unrealized appreciation and depreciation were $153,300,527 and ($18,979,331), respectively, with a net unrealized appreciation of $134,321,196.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $215 or 0.0% of net assets.
(e)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 06/21/13	90	8,505,900	137,312

18 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

96.5%		Common Stock	505,169,197	576,984,942
0.4%		Preferred Stock	1,413,091	2,273,025
0.0%		Rights	91,567	4,776
0.2%		Other Investment Company	935,189	1,238,800
2.3%		Short-Term Investments	13,912,611	13,912,611

99.4%		Total Investments	521,521,655	594,414,154
2.4%		Collateral Invested for Securities on Loan	14,315,517	14,315,517
(1	.8)%	Other Assets and Liabilities, Net		(10,726,220)

100.0%		Total Net Assets		598,003,451

	Number	Value
Security	of Shares	($)

Common Stock 96.5% of net assets

Australia 4.8%

Banks 1.4%
Australia & New Zealand Banking Group Ltd.	57,455	1,898,728
Commonwealth Bank of Australia	27,234	2,075,799
National Australia Bank Ltd.	60,369	2,130,294
Westpac Banking Corp.	57,152	2,004,894

		8,109,715

Capital Goods 0.1%
CSR Ltd.	65,468	137,880
Leighton Holdings Ltd.	7,471	155,165

		293,045

Commercial & Professional Supplies 0.1%
Brambles Ltd.	64,907	587,654
Downer EDI Ltd.	36,336	185,243

		772,897

Consumer Services 0.1%
Crown Ltd.	14,363	192,190
TABCORP Holdings Ltd.	97,533	349,129
Tatts Group Ltd.	62,367	211,499

		752,818

Diversified Financials 0.1%
BGP Holdings plc (a)(b)	453,854	—
Macquarie Group Ltd.	11,574	470,850

		470,850

Energy 0.3%
Caltex Australia Ltd.	16,847	376,330
Origin Energy Ltd.	26,350	337,343
Santos Ltd.	19,558	251,223
Woodside Petroleum Ltd.	12,215	476,552
WorleyParsons Ltd.	5,441	128,635

		1,570,083

Food & Staples Retailing 0.6%
Metcash Ltd.	64,674	274,445
Wesfarmers Ltd.	37,058	1,667,176
Woolworths Ltd.	43,609	1,647,079

		3,588,700

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	12,534	196,904

Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	10,022	137,737

Insurance 0.4%
AMP Ltd.	82,225	460,840
Insurance Australia Group Ltd.	61,429	370,883
QBE Insurance Group Ltd.	55,089	764,578
Suncorp Group Ltd.	75,541	1,017,408

		2,613,709

Materials 1.1%
Amcor Ltd.	40,683	417,809
Arrium Ltd.	284,755	251,782
BHP Billiton Ltd.	94,505	3,177,160
BlueScope Steel Ltd. *	127,827	658,210
Boral Ltd.	48,061	249,464
Incitec Pivot Ltd.	50,982	152,974
Newcrest Mining Ltd.	6,844	119,896
Orica Ltd.	11,838	280,718
Rio Tinto Ltd.	15,111	879,426
Sims Metal Management Ltd.	21,826	218,950

		6,406,389

Media 0.0%
Fairfax Media Ltd. (c)	279,941	188,836

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	6,631	433,355

Real Estate 0.2%
Lend Lease Group	28,593	319,584
Mirvac Group	87,621	160,902
Stockland	72,409	290,991
Westfield Group	53,599	648,341

		1,419,818

Telecommunication Services 0.2%
Telstra Corp., Ltd.	193,065	997,133

Transportation 0.1%
Asciano Ltd.	33,238	186,207
Qantas Airways Ltd. *	152,013	299,584
Toll Holdings Ltd.	45,135	267,017

		752,808

Utilities 0.0%
AGL Energy Ltd.	11,709	192,805

		28,897,602

See financial notes 19

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Austria 0.4%

Banks 0.2%
Erste Group Bank AG *	26,310	824,652

Capital Goods 0.0%
Wienerberger AG	16,144	198,995

Energy 0.1%
OMV AG	14,621	686,816

Materials 0.1%
Voestalpine AG	11,738	368,057

Real Estate 0.0%
Immofinanz AG *	38,153	156,004

Telecommunication Services 0.0%
Telekom Austria AG	32,195	220,845

		2,455,369

Belgium 0.9%

Banks 0.1%
Dexia S.A. (c)*	1,039,686	68,461
KBC GROEP N.V.	15,418	603,475

		671,936

Food & Staples Retailing 0.2%
Colruyt S.A.	3,441	173,794
Delhaize Group S.A.	20,531	1,284,693

		1,458,487

Food, Beverage & Tobacco 0.2%
Anheuser-Busch InBev N.V.	13,042	1,252,952

Insurance 0.1%
Ageas	18,207	666,799

Materials 0.2%
Bekaert N.V.	6,019	193,935
Solvay S.A.	2,862	419,317
Umicore S.A.	6,546	303,382

		916,634

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	3,072	181,304

Telecommunication Services 0.1%
Belgacom S.A. (c)	12,283	282,791
Mobistar S.A.	4,715	112,453

		395,244

		5,543,356

Canada 5.7%

Automobiles & Components 0.2%
Magna International, Inc.	18,325	1,102,283

Banks 1.1%
Bank of Montreal (c)	15,413	966,745
Bank of Nova Scotia	23,026	1,327,689
Canadian Imperial Bank of Commerce	8,877	709,931
National Bank of Canada	3,430	259,263
Royal Bank of Canada	32,113	1,937,395
The Toronto-Dominion Bank	16,806	1,377,743

		6,578,766

Capital Goods 0.1%
Bombardier, Inc., Class B	76,668	304,404
Finning International, Inc.	7,380	159,255
SNC-Lavalin Group, Inc.	3,800	164,002

		627,661

Consumer Services 0.0%
Tim Hortons, Inc.	2,300	124,606

Diversified Financials 0.1%
IGM Financial, Inc.	3,220	143,477
Onex Corp.	4,643	231,585

		375,062

Energy 1.6%
ARC Resources Ltd.	7,500	209,638
Cameco Corp.	8,400	163,756
Canadian Natural Resources Ltd.	30,984	908,807
Canadian Oil Sands Ltd.	25,459	500,108
Cenovus Energy, Inc.	23,072	690,477
Crescent Point Energy Corp.	3,000	114,586
Enbridge, Inc.	12,511	595,342
Encana Corp.	104,898	1,933,551
Enerplus Corp.	15,906	224,511
Husky Energy, Inc.	14,867	429,726
Imperial Oil Ltd.	11,123	442,513
Pengrowth Energy Corp. (c)	36,581	186,636
Penn West Petroleum Ltd. (c)	34,668	320,028
Precision Drilling Corp.	18,000	145,972
Suncor Energy, Inc.	38,852	1,211,317
Talisman Energy, Inc.	62,715	751,995
TransCanada Corp.	17,935	889,050

		9,718,013

Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., Class B	6,764	410,963
Empire Co., Ltd, Class A	3,025	205,680
George Weston Ltd.	4,005	308,529
Loblaw Cos., Ltd.	7,582	321,734
Metro, Inc.	6,340	429,946
Shoppers Drug Mart Corp.	9,644	431,919

		2,108,771

Food, Beverage & Tobacco 0.0%
Saputo, Inc.	3,700	190,500

Insurance 0.5%
Fairfax Financial Holdings Ltd.	762	305,685
Great-West Lifeco, Inc.	8,320	225,952
Intact Financial Corp.	3,223	196,429
Manulife Financial Corp.	70,234	1,038,051
Power Corp. of Canada	20,415	549,763
Power Financial Corp.	9,814	289,905
Sun Life Financial, Inc.	20,890	589,303

		3,195,088

Materials 0.4%
Agrium, Inc.	3,312	303,602
Barrick Gold Corp.	21,107	416,085
First Quantum Minerals Ltd.	8,300	144,917
Goldcorp, Inc.	7,603	225,045
Kinross Gold Corp.	18,820	102,558
Methanex Corp.	4,800	203,444
Potash Corp. of Saskatchewan, Inc.	18,968	798,296

20 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Teck Resources Ltd., Class B	16,602	441,643

		2,635,590

Media 0.1%
Quebecor, Inc., Class B	3,492	162,564
Shaw Communications, Inc., Class B	6,573	149,669

		312,233

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	2,700	205,023

Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	16,955	654,504

Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	3,819	281,274
RONA, Inc.	17,000	177,180

		458,454

Software & Services 0.1%
CGI Group, Inc., Class A *	9,217	291,848

Technology Hardware & Equipment 0.2%
Celestica, Inc. *	21,312	184,043
Research In Motion Ltd. (c)*	66,737	1,093,018

		1,277,061

Telecommunication Services 0.4%
BCE, Inc.	16,525	774,048
Rogers Communications, Inc., Class B	17,104	843,613
Telus Corp.	15,418	554,770

		2,172,431

Transportation 0.2%
Canadian National Railway Co.	10,878	1,064,963
Canadian Pacific Railway Ltd.	3,107	387,230

		1,452,193

Utilities 0.1%
Fortis, Inc.	5,200	180,396
TransAlta Corp.	14,073	206,880

		387,276

		33,867,363

China 0.0%

Food, Beverage & Tobacco 0.0%
Chaoda Modern Agriculture (Holdings) Ltd. (a)(b)*	171,320	883

Denmark 0.6%

Banks 0.1%
Danske Bank A/S *	31,195	590,734

Capital Goods 0.1%
FLSmidth & Co. A/S	2,181	127,116
Vestas Wind Systems A/S *	31,830	276,921

		404,037

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	4,108	381,914

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	4,696	826,612

Telecommunication Services 0.1%
TDC A/S	38,447	311,998

Transportation 0.1%
AP Moller - Maersk A/S, Series A	59	403,830
AP Moller - Maersk A/S, Series B	119	847,399
DSV A/S	5,522	139,091

		1,390,320

		3,905,615

Finland 1.3%

Capital Goods 0.1%
Kone Oyj, B Shares	2,718	240,240
Metso Oyj	7,285	300,160
Wartsila Oyj Abp	6,062	298,090

		838,490

Energy 0.1%
Neste Oil Oyj	21,324	332,992

Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	13,690	411,034

Insurance 0.1%
Sampo Oyj, A Shares	16,312	652,723

Materials 0.2%
Outokumpu Oyj (c)*	187,268	130,790
Rautaruukki Oyj	19,827	128,265
Stora Enso Oyj, R Shares	60,078	418,984
UPM-Kymmene Oyj (c)	58,247	613,207

		1,291,246

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	5,650	162,368

Technology Hardware & Equipment 0.6%
Nokia Oyj (c)	1,024,610	3,442,367

Telecommunication Services 0.0%
Elisa Oyj	8,225	156,011

Utilities 0.1%
Fortum Oyj	23,198	431,193

		7,718,424

France 10.7%

Automobiles & Components 0.6%
Compagnie Generale des Etablissements Michelin	10,723	906,758
Peugeot S.A. (c)*	128,280	1,026,933
Renault S.A.	17,980	1,240,886
Valeo S.A.	5,452	317,165

		3,491,742

Banks 1.1%
BNP Paribas S.A.	63,838	3,559,473
Credit Agricole S.A. *	116,927	1,071,130
Societe Generale S.A. *	57,298	2,081,463

		6,712,066

Capital Goods 1.5%
Alstom S.A.	10,721	440,292
Bouygues S.A.	24,284	678,565
Compagnie de Saint-Gobain	54,071	2,165,486
Eiffage S.A.	8,069	357,846

See financial notes 21

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Legrand S.A.	7,961	371,528
Nexans S.A.	4,150	190,693
Rexel S.A.	8,042	177,124
Safran S.A.	7,160	351,955
Schneider Electric S.A.	20,527	1,564,909
Thales S.A.	4,793	208,264
Vallourec S.A.	11,871	569,752
Vinci S.A.	33,596	1,619,557

		8,695,971

Consumer Durables & Apparel 0.2%
Christian Dior S.A.	1,872	326,739
LVMH Moet Hennessy Louis Vuitton S.A.	5,362	929,152

		1,255,891

Consumer Services 0.1%
Accor S.A.	13,391	443,396
Sodexo	3,208	267,893

		711,289

Diversified Financials 0.0%
Wendel S.A.	1,391	150,763

Energy 1.8%
Compagnie Generale de Geophysique - Veritas *	7,421	160,536
Technip S.A.	2,835	304,083
Total S.A.	207,185	10,429,081

		10,893,700

Food & Staples Retailing 0.6%
Carrefour S.A. (c)	86,575	2,571,202
Casino Guichard Perrachon S.A.	4,535	490,524
Rallye S.A.	5,847	231,509

		3,293,235

Food, Beverage & Tobacco 0.3%
Danone S.A.	15,651	1,193,673
Pernod-Ricard S.A.	4,095	507,249

		1,700,922

Health Care Equipment & Services 0.1%
Essilor International S.A.	3,219	362,693

Household & Personal Products 0.1%
L’Oreal S.A.	4,896	873,891

Insurance 0.5%
AXA S.A.	140,819	2,637,065
CNP Assurances	12,766	180,937
SCOR SE	7,154	217,122

		3,035,124

Materials 0.4%
Air Liquide S.A.	8,648	1,095,669
Arkema S.A.	2,899	271,775
Lafarge S.A.	15,713	1,017,214

		2,384,658

Media 0.1%
Lagardere S.C.A.	12,519	465,306
Publicis Groupe S.A.	3,731	259,447

		724,753

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	44,417	4,802,167

Real Estate 0.1%
Unibail-Rodamco SE	1,513	395,520

Retailing 0.1%
PPR	3,091	680,857

Software & Services 0.1%
Cap Gemini S.A.	10,513	484,714

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	258,086	355,450

Telecommunication Services 1.2%
France Telecom S.A.	388,066	4,144,304
Vivendi S.A.	125,694	2,847,206

		6,991,510

Transportation 0.1%
Air France-KLM *	82,180	832,423

Utilities 0.8%
EDF S.A.	30,379	680,121
GDF Suez	123,976	2,658,082
Suez Environnement Co.	27,749	398,231
Veolia Environnement S.A.	87,040	1,203,972

		4,940,406

		63,769,745

Germany 8.3%

Automobiles & Components 1.1%
Bayerische Motoren Werke AG	16,329	1,509,944
Continental AG	3,734	444,151
Daimler AG - Reg’d	74,452	4,127,995
Volkswagen AG	1,277	248,808

		6,330,898

Banks 0.1%
Commerzbank AG *	21,699	292,867

Capital Goods 0.8%
Brenntag AG	1,697	289,782
GEA Group AG	6,248	211,718
Hochtief AG *	2,616	182,011
Kloeckner & Co., SE *	16,086	194,716
MAN SE	1,520	170,536
MTU Aero Engines Holding AG	1,549	146,731
Rheinmetall AG	2,786	132,294
Siemens AG - Reg’d	35,000	3,657,046

		4,984,834

Commercial & Professional Supplies 0.0%
Bilfinger SE	2,082	208,969

Consumer Durables & Apparel 0.1%
Adidas AG	6,645	694,849

Consumer Services 0.0%
TUI AG *	25,127	266,831

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	46,673	2,148,500
Deutsche Boerse AG	6,483	405,162

		2,553,662

Food & Staples Retailing 0.1%
Metro AG	24,681	770,867

Health Care Equipment & Services 0.4%
Celesio AG	61,448	1,216,729

22 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fresenius Medical Care AG & Co KGaA	5,186	357,294
Fresenius SE & Co KGaA	3,910	490,520

		2,064,543

Household & Personal Products 0.1%
Beiersdorf AG	2,220	201,093
Henkel AG & Co. KGaA	2,970	232,799

		433,892

Insurance 1.0%
Allianz SE - Reg’d	27,253	4,031,278
Hannover Rueckversicherung AG - Reg’d	2,300	194,594
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	9,649	1,932,755

		6,158,627

Materials 1.4%
Aurubis AG	3,288	207,430
BASF SE	49,103	4,596,658
HeidelbergCement AG	9,429	680,665
K&S AG - Reg’d	6,759	299,224
Lanxess AG	3,138	229,172
Linde AG	4,716	892,944
Salzgitter AG	6,598	259,705
ThyssenKrupp AG *	51,460	932,903

		8,098,701

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg’d	27,573	2,882,659
Merck KGaA	1,588	241,927

		3,124,586

Semiconductors & Semiconductor Equipment 0.0%
Infineon Technologies AG	33,644	266,129

Software & Services 0.2%
SAP AG	12,654	1,008,801

Telecommunication Services 0.7%
Deutsche Telekom AG - Reg’d	332,957	3,943,590

Transportation 0.4%
Deutsche Lufthansa AG - Reg’d	30,336	607,399
Deutsche Post AG - Reg’d	63,402	1,507,125

		2,114,524

Utilities 1.0%
E.ON SE AG	224,172	4,071,085
RWE AG	59,895	2,158,572

		6,229,657

		49,546,827

Greece 0.5%

Banks 0.1%
Alpha Bank A.E. *	212,638	271,458
National Bank of Greece S.A. *	345,087	296,742
Piraeus Bank S.A. *	543,556	152,579

		720,779

Consumer Services 0.1%
OPAP S.A.	61,058	601,882

Energy 0.1%
Motor Oil (Hellas) Corinth Refineries S.A.	56,535	626,695

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co., S.A. *	10,974	270,690

Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A. (OTE) *	70,981	619,619

Utilities 0.1%
Public Power Corp. S.A. *	44,985	437,189

		3,276,854

Hong Kong 0.8%

Banks 0.1%
Hang Seng Bank Ltd.	18,800	314,908

Capital Goods 0.2%
Hutchison Whampoa Ltd.	76,000	826,820
Jardine Matheson Holdings Ltd.	5,200	337,792
Noble Group Ltd.	291,879	267,738

		1,432,350

Insurance 0.1%
AIA Group Ltd.	96,200	427,942

Real Estate 0.1%
Cheung Kong (Holdings) Ltd.	15,000	226,376
Swire Pacific Ltd., Class A	21,000	267,229
Wharf Holdings Ltd.	22,000	196,506

		690,111

Retailing 0.1%
Esprit Holdings Ltd. (c)	258,084	362,954
Li & Fung Ltd.	178,000	231,019

		593,973

Telecommunication Services 0.0%
PCCW Ltd.	334,000	170,186

Transportation 0.0%
Orient Overseas International Ltd.	19,500	116,069

Utilities 0.2%
CLP Holdings Ltd.	57,500	507,173
Hong Kong & China Gas Co., Ltd.	61,104	184,053
Power Assets Holdings Ltd.	23,000	224,913

		916,139

		4,661,678

Ireland 0.7%

Banks 0.1%
Bank of Ireland *	2,443,678	544,430
Irish Bank Resolution Corp., Ltd. (a)(b)*	9,106	—

		544,430

Capital Goods 0.0%
DCC plc	6,096	223,102

Commercial & Professional Supplies 0.1%
Experian plc	16,530	290,841

See financial notes 23

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	3,746	221,554

Materials 0.3%
CRH plc	57,968	1,248,261
Smurfit Kappa Group plc	20,146	299,529

		1,547,790

Media 0.1%
WPP plc	38,320	633,518

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Shire plc	5,176	161,346

Technology Hardware & Equipment 0.1%
Seagate Technology plc	19,637	720,678

		4,343,259

Israel 0.3%

Banks 0.1%
Bank Hapoalim B.M. *	35,058	163,081
Bank Leumi Le-Israel B.M. *	55,443	197,068

		360,149

Materials 0.0%
Israel Chemicals Ltd.	14,495	172,729

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Teva Pharmaceutical Industries Ltd.	23,438	899,868

Telecommunication Services 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	212,121	308,109

		1,740,855

Italy 3.9%

Automobiles & Components 0.2%
Fiat S.p.A. *	164,383	985,053

Banks 1.3%
Banca Monte dei Paschi di Siena S.p.A. (c)*	1,835,287	517,913
Banca Popolare dell’Emilia Romagna Scrl	33,092	280,647
Banca Popolare di Milano Scarl (c)*	307,712	206,062
Banco Popolare Scarl *	276,654	399,645
Intesa Sanpaolo S.p.A.	1,369,795	2,487,708
Intesa Sanpaolo S.p.A. - RSP	82,866	130,045
UniCredit S.p.A. *	630,986	3,297,935
Unione di Banche Italiane S.C.P.A.	88,217	368,943

		7,688,898

Capital Goods 0.1%
Fiat Industrial S.p.A.	22,906	258,661
Finmeccanica S.p.A. *	91,882	478,621
Prysmian S.p.A.	9,920	200,232

		937,514

Diversified Financials 0.1%
Exor S.p.A.	3,431	103,960
Mediobanca S.p.A.	38,603	245,694

		349,654

Energy 0.9%
Eni S.p.A.	210,952	5,034,667
Saipem S.p.A.	6,851	194,405

		5,229,072

Insurance 0.2%
Assicurazioni Generali S.p.A.	63,548	1,167,107

Materials 0.0%
Italcementi S.p.A.	19,015	118,057
Italcementi S.p.A. - RSP	27,797	85,705

		203,762

Media 0.1%
Mediaset S.p.A.	174,269	451,243

Telecommunication Services 0.4%
Telecom Italia S.p.A.	1,974,711	1,677,320
Telecom Italia S.p.A. - RSP	1,134,389	787,856

		2,465,176

Transportation 0.0%
Atlantia S.p.A.	15,989	285,860

Utilities 0.6%
A2A S.p.A.	201,145	158,344
Enel S.p.A.	793,261	3,067,840
Snam S.p.A.	40,630	199,945
Terna - Rete Elettrica Nationale S.p.A.	41,198	192,833

		3,618,962

		23,382,301

Japan 20.7%

Automobiles & Components 3.0%
Aisin Seiki Co., Ltd.	13,500	487,306
Bridgestone Corp.	34,800	1,313,470
Daihatsu Motor Co., Ltd.	10,000	198,367
Denso Corp.	24,300	1,089,628
Fuji Heavy Industries Ltd.	28,000	528,513
Honda Motor Co., Ltd.	81,600	3,256,041
Isuzu Motors Ltd.	45,000	299,895
Mazda Motor Corp. *	250,000	856,610
NHK Spring Co., Ltd.	14,200	153,709
Nissan Motors Co., Ltd.	139,200	1,452,176
Stanley Electric Co., Ltd.	9,000	172,616
Suzuki Motor Corp.	24,100	619,278
Toyota Industries Corp.	10,400	425,858
Toyota Motor Corp.	114,500	6,645,330
Yamaha Motor Co., Ltd.	21,200	295,749

		17,794,546

Banks 1.1%
Mitsubishi UFJ Financial Group, Inc.	374,134	2,538,439
Mizuho Financial Group, Inc.	609,616	1,341,434
Resona Holdings, Inc.	65,258	348,329
Sumitomo Mitsui Financial Group, Inc.	43,410	2,051,875
The Bank of Yokohama Ltd.	32,000	194,680

		6,474,757

Capital Goods 2.6%
Asahi Glass Co., Ltd.	80,000	628,577
Daikin Industries Ltd.	10,800	433,698
Fanuc Corp.	2,700	407,571
Fujikura Ltd.	46,000	172,379
Furukawa Electric Co., Ltd.	85,000	215,099

24 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hanwa Co., Ltd.	42,000	158,359
IHI Corp.	69,000	257,297
Itochu Corp.	59,800	741,487
JGC Corp.	6,000	177,788
JTEKT Corp.	18,300	186,593
Kajima Corp.	58,000	185,200
Kawasaki Heavy Industries Ltd.	85,000	271,059
Komatsu Ltd.	31,400	860,296
Kubota Corp.	34,000	488,366
LIXIL Group Corp.	14,500	325,979
Makita Corp.	4,700	286,691
Marubeni Corp.	80,000	574,260
Mitsubishi Corp.	73,700	1,326,766
Mitsubishi Electric Corp.	100,000	953,339
Mitsubishi Heavy Industries Ltd.	151,000	1,041,304
Mitsui & Co., Ltd.	82,600	1,137,952
Nagase & Co., Ltd.	12,000	153,638
NGK Insulators Ltd.	11,000	132,958
Nidec Corp.	3,200	217,620
Nippon Sheet Glass Co., Ltd. *	183,000	210,953
NSK Ltd.	21,000	169,880
Obayashi Corp.	41,000	252,259
Shimizu Corp.	59,000	237,464
SMC Corp.	1,300	260,614
Sojitz Corp.	324,600	509,648
Sumitomo Corp.	57,100	714,837
Sumitomo Electric Industries Ltd.	58,700	780,631
Sumitomo Heavy Industries Ltd.	46,000	204,826
Taisei Corp.	74,000	247,162
Toyota Tsusho Corp.	23,100	643,371

		15,565,921

Commercial & Professional Supplies 0.3%
Dai Nippon Printing Co., Ltd.	67,000	656,040
Secom Co., Ltd.	7,700	429,461
Toppan Printing Co., Ltd.	61,000	464,788

		1,550,289

Consumer Durables & Apparel 1.1%
Casio Computer Co., Ltd.	17,100	141,679
Namco Bandai Holdings, Inc.	13,700	249,702
Nikon Corp.	10,000	217,661
Panasonic Corp. *	295,650	2,130,713
Sega Sammy Holdings, Inc.	8,400	220,698
Sekisui Chemical Co., Ltd.	25,000	314,814
Sekisui House Ltd.	42,000	629,552
Sharp Corp. (c)*	177,000	614,559
Shimano, Inc.	1,800	156,788
Sony Corp.	107,800	1,772,015
Yamaha Corp.	14,200	152,274

		6,600,455

Consumer Services 0.0%
Benesse Holdings, Inc.	2,600	115,232
Oriental Land Co., Ltd.	1,100	177,838

		293,070

Diversified Financials 0.3%
Credit Saison Co., Ltd.	8,000	234,013
Daiwa Securities Group, Inc.	34,000	301,670
Nomura Holdings, Inc.	57,200	467,478
ORIX Corp.	36,400	558,533

		1,561,694

Energy 0.6%
Cosmo Oil Co., Ltd. *	108,000	257,936
Idemitsu Kosan Co., Ltd.	4,300	363,780
Inpex Corp.	105	508,127
JX Holdings, Inc.	340,700	1,849,952
Showa Shell Sekiyu K.K.	29,100	233,559
TonenGeneral Sekiyu K.K.	26,000	262,741

		3,476,095

Food & Staples Retailing 0.5%
Aeon Co., Ltd.	60,900	862,183
Lawson, Inc.	1,800	141,721
Seven & I Holdings Co., Ltd.	50,200	1,931,001
Uny Group Holdings Co., Ltd.	20,400	145,188

		3,080,093

Food, Beverage & Tobacco 0.6%
Ajinomoto Co., Inc.	28,000	384,283
Asahi Group Holdings Ltd.	15,600	387,934
Japan Tobacco, Inc.	19,300	729,564
Kikkoman Corp.	10,000	189,809
Kirin Holdings Co., Ltd.	46,000	804,953
Meiji Holdings Co., Ltd.	6,000	270,864
Nippon Meat Packers, Inc.	16,000	245,710
Nisshin Seifun Group, Inc.	11,000	142,123
Toyo Suisan Kaisha Ltd.	5,000	169,927
Yamazaki Baking Co., Ltd.	10,000	130,865

		3,456,032

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	4,500	267,722
Medipal Holdings Corp.	18,400	288,697
Olympus Corp. *	9,200	230,991
Suzuken Co., Ltd.	7,800	303,736
Terumo Corp.	4,500	223,562

		1,314,708

Household & Personal Products 0.2%
Kao Corp.	22,100	764,174
Shiseido Co., Ltd.	15,500	221,950

		986,124

Insurance 0.3%
MS&AD Insurance Group Holdings, Inc.	15,690	420,973
NKSJ Holdings, Inc.	14,300	362,951
T&D Holdings, Inc.	11,450	133,372
The Dai-ichi Life Insurance Co., Ltd.	229	315,669
Tokio Marine Holdings, Inc.	18,300	581,568

		1,814,533

Materials 1.8%
Nippon Steel & Sumitomo Metal Corp.	558,000	1,486,219
Asahi Kasei Corp.	84,000	564,677
DIC Corp.	75,000	167,890
Hitachi Chemical Co., Ltd.	7,200	112,872
JFE Holdings, Inc.	68,200	1,480,752
JSR Corp.	7,800	179,556
Kaneka Corp.	24,000	144,579
Kobe Steel Ltd. *	389,000	508,064
Kuraray Co., Ltd.	16,200	246,026
Mitsubishi Chemical Holdings Corp.	104,500	509,659
Mitsubishi Gas Chemical Co., Inc.	21,000	160,554
Mitsubishi Materials Corp.	71,000	203,657

See financial notes 25

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mitsui Chemicals, Inc.	129,000	298,536
Mitsui Mining & Smelting Co., Ltd.	50,000	112,694
Nippon Paper Industries Co., Ltd. (c)*	16,443	246,295
Nitto Denko Corp.	6,600	433,617
Oji Holdings Corp.	83,000	296,260
Shin-Etsu Chemical Co., Ltd.	13,300	896,585
Showa Denko K.K.	118,000	190,540
Sumitomo Chemical Co., Ltd.	134,000	448,723
Sumitomo Metal Mining Co., Ltd.	29,000	405,980
Taiheiyo Cement Corp.	65,000	168,812
Teijin Ltd.	108,000	260,199
Toray Industries, Inc.	61,000	428,862
Tosoh Corp.	65,000	214,383
Toyo Seikan Kaisha Ltd.	21,200	290,531
Ube Industries Ltd.	77,000	155,687

		10,612,209

Media 0.1%
Dentsu, Inc.	13,001	451,959
Hakuhodo DY Holdings, Inc.	3,380	278,558

		730,517

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	15,700	915,075
Daiichi Sankyo Co., Ltd.	29,900	585,045
Eisai Co., Ltd.	7,400	337,693
Ono Pharmaceutical Co., Ltd.	2,700	178,073
Otsuka Holdings Co., Ltd.	12,000	432,748
Shionogi & Co., Ltd.	10,000	245,969
Takeda Pharmaceutical Co., Ltd.	29,300	1,608,621

		4,303,224

Real Estate 0.4%
Daito Trust Construction Co., Ltd.	3,300	319,971
Daiwa House Industry Co., Ltd.	22,000	497,246
Mitsubishi Estate Co., Ltd.	18,000	586,280
Mitsui Fudosan Co., Ltd.	19,000	646,627
Sumitomo Realty & Development Co., Ltd.	7,500	354,460

		2,404,584

Retailing 0.4%
Edion Corp.	32,600	152,681
Fast Retailing Co., Ltd.	700	256,700
Isetan Mitsukoshi Holdings Ltd.	23,400	372,946
J. Front Retailing Co., Ltd.	39,000	327,649
Marui Group Co., Ltd.	18,300	212,421
Shimamura Co., Ltd.	1,500	189,573
Takashimaya Co., Ltd.	22,000	260,048
Yamada Denki Co., Ltd.	12,290	593,096

		2,365,114

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	8,500	300,488
Tokyo Electron Ltd.	8,000	409,474

		709,962

Software & Services 0.2%
Konami Corp.	5,700	130,026
Nintendo Co., Ltd.	9,930	1,096,000
NTT Data Corp.	82	259,619

		1,485,645

Technology Hardware & Equipment 2.3%
Brother Industries Ltd.	18,100	206,994
Canon, Inc.	61,700	2,219,009
FUJIFILM Holdings Corp.	50,200	1,031,285
Fujitsu Ltd.	249,000	1,045,819
Hitachi High-Technologies Corp.	5,400	134,899
Hitachi Ltd.	299,000	1,910,862
Hoya Corp.	20,000	400,727
Ibiden Co., Ltd.	11,900	208,594
Keyence Corp.	473	150,105
Konica Minolta Holdings, Inc.	48,400	341,939
Kyocera Corp.	7,300	742,575
Mitsumi Electric Co., Ltd. *	21,800	124,900
Murata Manufacturing Co., Ltd.	6,100	496,746
NEC Corp.	443,000	1,150,827
Nippon Electric Glass Co., Ltd.	45,000	229,689
Omron Corp.	10,600	334,853
Ricoh Co., Ltd.	66,000	734,388
Seiko Epson Corp.	27,100	310,684
TDK Corp.	8,900	325,443
Toshiba Corp.	251,000	1,384,058

		13,484,396

Telecommunication Services 1.1%
KDDI Corp.	36,000	1,731,144
Nippon Telegraph & Telephone Corp.	47,604	2,367,354
NTT DoCoMo, Inc.	818	1,354,524
Softbank Corp.	25,500	1,264,645

		6,717,667

Transportation 1.1%
Central Japan Railway Co.	8,600	1,037,189
East Japan Railway Co.	15,818	1,335,303
Hankyu Hanshin Holdings, Inc.	41,000	265,485
Kawasaki Kisen Kaisha Ltd.	146,000	321,249
Kintetsu Corp. (c)	37,000	187,154
Mitsui O.S.K. Lines, Ltd. *	184,000	766,237
Nagoya Railroad Co., Ltd.	44,000	136,523
Nippon Express Co., Ltd.	96,000	499,673
Nippon Yusen K.K.	240,000	626,533
Seino Holdings Co., Ltd.	21,000	183,712
Tobu Railway Co., Ltd.	26,000	151,144
Tokyu Corp.	45,000	356,855
West Japan Railway Co.	9,763	472,356
Yamato Holdings Co., Ltd.	24,000	462,959

		6,802,372

Utilities 1.7%
Chubu Electric Power Co., Inc.	68,600	888,099
Electric Power Development Co., Ltd.	8,400	239,904
Hokkaido Electric Power Co., Inc. *	22,700	288,034
Hokuriku Electric Power Co.	16,900	249,247
Kyushu Electric Power Co., Inc. *	63,300	874,387
Osaka Gas Co., Ltd.	104,000	450,738
Shikoku Electric Power Co., Inc. *	17,100	309,969
The Chugoku Electric Power Co., Inc.	26,600	381,800
The Kansai Electric Power Co., Inc. *	101,400	1,238,838
Tohoku Electric Power Co., Inc. *	73,600	788,291
Tokyo Electric Power Co., Inc. *	848,400	3,755,522

26 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tokyo Gas Co., Ltd.	114,000	650,729

		10,115,558

		123,699,565

Luxembourg 0.5%

Energy 0.1%
Tenaris S.A.	17,247	384,512

Materials 0.3%
APERAM	10,253	126,581
ArcelorMittal	147,271	1,820,362

		1,946,943

Media 0.1%
SES S.A.	8,609	268,505

Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	2,000	164,268

		2,764,228

Netherlands 5.4%

Capital Goods 0.4%
European Aeronautic Defence & Space Co., N.V.	9,736	514,369
Koninklijke BAM Groep N.V. (c)	38,582	171,011
Koninklijke Philips Electronics N.V.	55,628	1,539,674

		2,225,054

Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	7,498	312,549

Diversified Financials 0.3%
ING Groep N.V. CVA *	247,998	2,042,968
SNS Reaal N.V. (a)(b)(c)*	124,822	—

		2,042,968

Energy 2.9%
Fugro N.V. CVA	2,966	171,364
Royal Dutch Shell plc, A Shares	288,326	9,806,539
Royal Dutch Shell plc, B Shares	207,329	7,272,568
SBM Offshore N.V. *	10,863	174,314

		17,424,785

Food & Staples Retailing 0.3%
Koninklijke Ahold N.V.	108,873	1,719,890

Food, Beverage & Tobacco 0.5%
CSM	7,991	178,875
Heineken Holding N.V.	4,259	256,635
Heineken N.V.	4,795	339,365
Nutreco N.V. *	1,798	170,965
Unilever N.V. CVA	47,338	2,017,136

		2,962,976

Insurance 0.2%
Aegon N.V.	147,702	986,612
Delta Lloyd N.V.	10,143	195,033

		1,181,645

Materials 0.3%
Akzo Nobel N.V.	17,692	1,067,011
Koninklijke DSM N.V.	9,575	617,164

		1,684,175

Media 0.1%
Reed Elsevier N.V.	12,033	195,305
Wolters Kluwer N.V.	14,881	329,295

		524,600

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	4,144	308,367

Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V. (c)	238,811	500,412
VimpelCom Ltd. ADR	40,210	440,300

		940,712

Transportation 0.1%
PostNL N.V. *	235,305	536,697
TNT Express N.V.	21,857	167,935

		704,632

		32,032,353

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	36,454	276,557

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	197,515	441,053

		717,610

Norway 0.9%

Banks 0.1%
DnB A.S.A.	33,595	550,135

Energy 0.4%
Aker Solutions A.S.A. (c)	6,895	96,502
Seadrill Ltd.	6,314	243,301
Statoil A.S.A.	85,969	2,104,638

		2,444,441

Food, Beverage & Tobacco 0.1%
Marine Harvest *	178,741	185,983
Orkla A.S.A.	49,382	445,293

		631,276

Materials 0.2%
Norsk Hydro A.S.A.	102,610	483,253
Yara International A.S.A.	6,885	323,416

		806,669

Telecommunication Services 0.1%
Telenor A.S.A.	30,176	680,014

		5,112,535

Portugal 0.3%

Banks 0.1%
Banco Comercial Portugues S.A. - Reg’d *	1,715,207	237,806
Banco Espirito Santo, S.A. - Reg’d *	143,643	164,586

		402,392

Energy 0.0%
Galp Energia, SGPS, S.A.	8,155	130,698

See financial notes 27

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d	104,052	542,924

Utilities 0.1%
EDP - Energias de Portugal S.A.	173,536	596,443

		1,672,457

Singapore 0.7%

Banks 0.2%
DBS Group Holdings Ltd.	34,056	464,567
Oversea-Chinese Banking Corp., Ltd.	44,897	396,350
United Overseas Bank Ltd.	26,952	468,353

		1,329,270

Capital Goods 0.1%
Fraser & Neave Ltd. (b)(c)	22,000	151,433
Keppel Corp., Ltd.	32,300	281,744
SembCorp Industries Ltd.	30,000	121,910

		555,087

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	77,166	209,468

Media 0.0%
Singapore Press Holdings Ltd.	47,000	170,330

Real Estate 0.0%
Keppel REIT	6,460	7,928

Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	64,200	459,030
Venture Corp., Ltd.	20,000	135,091

		594,121

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	223,486	713,882

Transportation 0.1%
ComfortDelGro Corp., Ltd.	98,000	158,120
Singapore Airlines Ltd.	35,270	318,492

		476,612

		4,056,698

Spain 3.9%

Banks 1.7%
Banco Bilbao Vizcaya Argentaria S.A. (a)	6,318	61,322
Banco Bilbao Vizcaya Argentaria S.A.	353,810	3,444,187
Banco de Sabadell S.A.	144,535	300,243
Banco Popular Espanol S.A.	379,615	295,568
Banco Santander S.A.	817,742	5,905,362
Bankia S.A. (c)*	2,925	15,408
CaixaBank	40,979	151,522

		10,173,612

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	15,766	404,921
Ferrovial S.A.	17,088	282,677
Fomento de Construcciones y Contratas S.A. (c)	13,625	141,350

		828,948

Energy 0.4%
Repsol S.A.	98,972	2,320,354

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	32,903	255,045

Retailing 0.1%
Inditex S.A.	3,402	456,567

Telecommunication Services 1.0%
Telefonica S.A.	421,907	6,177,692

Transportation 0.1%
Abertis Infraestructuras S.A.	17,702	330,307

Utilities 0.5%
Acciona S.A.	2,716	177,684
Enagas S.A.	6,858	182,636
Endesa S.A.	10,660	241,975
Gas Natural SDG S.A.	19,108	400,115
Iberdrola S.A.	323,571	1,739,701
Red Electrica Corp. S.A.	3,132	166,494

		2,908,605

		23,451,130

Sweden 2.3%

Automobiles & Components 0.1%
Autoliv, Inc.	4,213	321,957

Banks 0.5%
Nordea Bank AB	84,891	1,021,495
Skandinaviska Enskilda Banken AB, A Shares	57,451	591,019
Svenska Handelsbanken AB, A Shares	17,711	807,411
Swedbank AB, A Shares	19,478	479,620

		2,899,545

Capital Goods 0.8%
Alfa Laval AB	8,818	194,376
Assa Abloy AB, B Shares	7,785	311,546
Atlas Copco AB, A Shares	24,787	655,428
Atlas Copco AB, B Shares	11,710	279,394
NCC AB, B Shares	8,159	194,136
Sandvik AB	41,949	598,344
Scania AB, B Shares	11,811	252,593
Skanska AB, B Shares	27,616	471,122
SKF AB, B Shares	16,985	396,505
Trelleborg AB, B Shares	10,383	154,594
Volvo AB, A Shares	18,237	251,774
Volvo AB, B Shares	53,958	747,847

		4,507,659

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	26,224	258,055

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	16,052	456,861
Husqvarna AB, B Shares	29,948	173,284

		630,145

28 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.0%
Swedish Match AB	6,232	216,191

Household & Personal Products 0.1%
Svenska Cellulosa AB, B Shares	34,037	886,624

Materials 0.1%
Boliden AB	17,460	278,835
SSAB AB, A Shares	27,546	202,957
SSAB AB, B Shares	8,242	52,935

		534,727

Retailing 0.1%
Hennes & Mauritz AB, B Shares	24,188	859,004

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, A Shares	4,773	57,811
Telefonaktiebolaget LM Ericsson, B Shares	134,245	1,669,521

		1,727,332

Telecommunication Services 0.2%
Tele2 AB, B Shares	27,259	467,741
TeliaSonera AB	101,137	697,820

		1,165,561

		14,006,800

Switzerland 5.5%

Capital Goods 0.5%
ABB Ltd. - Reg’d *	59,414	1,347,326
Foster Wheeler AG *	6,400	135,040
Geberit AG - Reg’d	848	207,236
Schindler Holding AG	859	128,905
Schindler Holding AG - Reg’d	386	56,534
Wolseley plc	16,725	828,374

		2,703,415

Commercial & Professional Supplies 0.1%
Adecco S.A. - Reg’d *	9,788	523,548
SGS S.A. - Reg’d	99	239,395

		762,943

Consumer Durables & Apparel 0.2%
Compagnie Financiere Richemont S.A., Series A	7,526	609,069
The Swatch Group AG - Bearer Shares	514	294,892
The Swatch Group AG - Reg’d	832	83,667

		987,628

Diversified Financials 0.4%
Credit Suisse Group AG - Reg’d *	59,902	1,663,540
GAM Holding AG *	13,247	234,272
UBS AG - Reg’d	30,863	550,547

		2,448,359

Energy 0.3%
Noble Corp.	10,858	407,175
Transocean Ltd. *	20,122	1,032,344
Weatherford International Ltd. *	39,604	506,535

		1,946,054

Food, Beverage & Tobacco 1.1%
Nestle S.A. - Reg’d	89,906	6,411,417

Insurance 0.6%
Baloise Holding AG - Reg’d	2,317	238,825
Swiss Life Holding AG - Reg’d *	1,808	286,431
Swiss Re AG *	11,369	904,763
Zurich Insurance Group AG *	7,081	1,978,726

		3,408,745

Materials 0.6%
Clariant AG - Reg’d *	13,004	190,255
Givaudan S.A. - Reg’d *	166	213,780
Glencore International plc (c)	113,842	562,783
Holcim Ltd. - Reg’d *	11,511	897,915
Sika AG	72	173,984
Syngenta AG - Reg’d	1,585	677,618
Xstrata plc	75,916	1,142,419

		3,858,754

Media 0.0%
Informa plc	21,190	157,673

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Lonza Group AG - Reg’d *	2,820	196,504
Novartis AG - Reg’d	60,911	4,509,094
Roche Holding AG	13,929	3,486,991
Roche Holding AG - Bearer Shares	577	144,160

		8,336,749

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	82,200	713,600

Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	17,033	741,787

Telecommunication Services 0.1%
Swisscom AG - Reg’d	914	430,512

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	1,848	211,676

		33,119,312

United Kingdom 17.3%

Automobiles & Components 0.0%
GKN plc	64,860	277,632

Banks 2.7%
Barclays plc	872,569	3,893,818
HSBC Holdings plc	823,137	9,014,986
Lloyds Banking Group plc *	2,133,225	1,812,159
Royal Bank of Scotland Group plc *	144,771	690,822
Standard Chartered plc	43,644	1,098,406

		16,510,191

Capital Goods 0.6%
BAE Systems plc	186,406	1,088,740
Balfour Beatty plc	43,515	146,121
Bunzl plc	12,735	253,330
Carillion plc	28,212	117,694
Cobham plc	36,458	142,037
IMI plc	10,546	203,286
Meggitt plc	18,091	131,850
Rolls-Royce Holdings plc *	43,915	771,994
Rolls-Royce Holdings plc, C Shares (a)*	5,225,885	8,118
SIG plc	79,290	199,847
Smiths Group plc	14,714	286,178

See financial notes 29

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Travis Perkins plc	11,961	266,883
Vesuvius plc	13,032	70,604

		3,686,682

Commercial & Professional Supplies 0.2%
Aggreko plc	3,195	88,567
Capita plc	16,555	232,150
G4S plc	69,361	337,620
Hays plc	131,573	191,319
Rentokil Initial plc	98,811	145,724
Serco Group plc	15,895	152,967

		1,148,347

Consumer Durables & Apparel 0.2%
Barratt Developments plc *	79,419	384,453
Burberry Group plc	7,401	153,965
Persimmon plc	19,517	327,860
Persimmon plc - Reg’d, B Shares (a)	19,517	22,738
Taylor Wimpey plc	210,495	304,571

		1,193,587

Consumer Services 0.6%
Carnival plc	10,461	377,683
Compass Group plc	67,949	894,892
Enterprise Inns plc *	147,036	224,179
InterContinental Hotels Group plc	6,398	189,036
Thomas Cook Group plc *	664,821	1,337,038
TUI Travel plc	62,983	307,941
Whitbread plc	7,398	294,094
William Hill plc	29,478	195,333

		3,820,196

Diversified Financials 0.1%
ICAP plc	23,061	103,365
Man Group plc	317,538	504,915

		608,280

Energy 2.8%
AMEC plc	10,702	168,706
BG Group plc	103,230	1,742,660
BP plc	1,994,840	14,454,891
Ensco plc, Class A	3,800	219,184
John Wood Group plc	14,017	169,181

		16,754,622

Food & Staples Retailing 0.9%
J. Sainsbury plc	153,946	912,352
Tesco plc	560,758	3,189,581
WM Morrison Supermarkets plc	234,831	1,065,715

		5,167,648

Food, Beverage & Tobacco 1.4%
Associated British Foods plc	13,658	410,857
British American Tobacco plc	47,387	2,626,908
Diageo plc	50,359	1,537,841
Imperial Tobacco Group plc	26,732	955,825
SABMiller plc	16,628	897,201
Tate & Lyle plc	20,310	266,538
Unilever plc	33,770	1,463,143

		8,158,313

Health Care Equipment & Services 0.1%
Smith & Nephew plc	27,504	314,827

Household & Personal Products 0.2%
Reckitt Benckiser Group plc	14,215	1,037,708

Insurance 0.8%
Amlin plc	26,398	174,123
Aviva plc	235,510	1,118,086
Legal & General Group plc	183,780	484,655
Old Mutual plc	214,933	685,548
Prudential plc	46,050	791,810
Resolution Ltd.	99,420	408,279
RSA Insurance Group plc	208,473	360,989
Standard Life plc	64,435	375,446
Willis Group Holdings plc	4,700	186,496

		4,585,432

Materials 1.3%
Anglo American plc	104,321	2,550,727
Antofagasta plc	8,668	121,630
BHP Billiton plc	54,287	1,527,244
Johnson Matthey plc	11,078	417,891
Kazakhmys plc	15,064	81,880
Mondi plc	23,506	312,383
Rexam plc	41,269	331,367
Rio Tinto plc	43,298	1,988,247
Vedanta Resources plc	11,499	217,587

		7,548,956

Media 0.2%
British Sky Broadcasting Group plc	25,368	332,465
ITV plc	108,948	213,039
Pearson plc	28,388	516,310
Reed Elsevier plc	21,103	246,722
UBM plc	15,080	171,508

		1,480,044

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
AstraZeneca plc	80,695	4,189,763
GlaxoSmithKline plc	227,726	5,875,666

		10,065,429

Real Estate 0.1%
British Land Co., plc	21,480	198,701
Land Securities Group plc	26,617	361,584

		560,285

Retailing 0.6%
Dixons Retail plc *	702,982	384,590
Home Retail Group plc	306,468	742,204
Inchcape plc	43,884	342,107
Kingfisher plc	158,041	770,075
Marks & Spencer Group plc	135,198	860,566
Next plc	7,027	476,335

		3,575,877

Software & Services 0.0%
The Sage Group plc	35,937	188,548

Telecommunication Services 1.8%
BT Group plc	515,966	2,218,462
Cable & Wireless Communications plc	460,584	303,221
Vodafone Group plc	2,644,854	8,070,229

		10,591,912

Transportation 0.1%
FirstGroup plc	83,564	274,418
National Express Group plc	44,758	133,074

		407,492

30 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.9%
Centrica plc	250,350	1,443,956
Drax Group plc	32,406	309,280
National Grid plc	141,347	1,801,779
Pennon Group plc	11,943	127,209
Severn Trent plc	10,144	287,492
SSE plc	47,284	1,144,833
United Utilities Group plc	38,677	445,566

		5,560,115

		103,242,123

Total Common Stock
(Cost $505,169,197)		576,984,942

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.3%
Bayerische Motoren Werke AG	2,734	190,358
Volkswagen AG	6,926	1,406,522

		1,596,880

Capital Goods 0.0%
MAN SE	427	47,704

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	4,426	417,845

Utilities 0.0%
RWE AG	4,508	153,493

		2,215,922

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A.	1,901	57,103

Total Preferred Stock
(Cost $1,413,091)		2,273,025

Rights 0.0% of net assets

Spain 0.0%
Bankia S.A. *	2,925	4,776

Total Rights
(Cost $91,567)		4,776

Other Investment Company 0.2% of net assets

United States 0.2%
iShares MSCI EAFE Index Fund	20,000	1,238,800

Total Other Investment Company
(Cost $935,189)		1,238,800

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.3% of net assets

Time Deposits 2.2%
Bank of America
Canadian Dollar
0.24%, 05/01/13	29,369	29,152
Brown Brothers Harriman
Hong Kong Dollar
0.01%, 05/01/13	5,449	702
Japanese Yen
0.01%, 05/01/13	761,620	7,813
Norwegian Krone
0.40%, 05/01/13	92,592	16,057
Pound Sterling
0.01%, 05/01/13	336	521
Swiss Franc
0.01%, 05/01/13	17,923	19,276
Citibank
Euro
(0.01)%, 05/01/13	246,047	324,032
DNB
US Dollar
0.03%, 05/01/13	12,896,101	12,896,101

		13,293,654

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.00%, 06/20/13 (d)(e)	100,000	100,000
0.01%, 06/20/13 (d)(e)	100,000	99,999
0.03%, 06/20/13 (d)(e)	100,000	99,996
0.09%, 06/20/13 (d)(e)	319,000	318,962

		618,957

Total Short-Term Investments
(Cost $13,912,611)		13,912,611

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 2.4% of net assets

Wells Fargo Advantage Government Money Market Fund	14,315,517	14,315,517

Total Collateral Invested for Securities on Loan
(Cost $14,315,517)		14,315,517

End of Collateral Invested for Securities on Loan.

At 04/30/13, the tax basis cost of the fund’s investments was $543,623,583 unrealized appreciation and depreciation were $85,174,193 and ($34,383,622), respectively, with a net unrealized appreciation of $50,790,571.

See financial notes 31

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/13, the values of certain foreign securities held by the fund aggregating $539,526,468 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $152,316 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.
(d)	The rate shown is the purchase yield.
(e)	All or a portion of this security is held as collateral for open futures contracts.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

MSCI EAFE, e-mini, Long, expires 06/21/13	150	13,056,000	478,064

32 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

96.7%		Common Stock	94,108,625	111,781,464
0.5%		Preferred Stock	333,941	493,865
0.9%		Other Investment Companies	937,056	1,094,789
3.2%		Short-Term Investments	3,719,226	3,719,226

101.3%		Total Investments	99,098,848	117,089,344
2.8%		Collateral Invested for Securities on Loan	3,235,192	3,235,192
(4	.1)%	Other Assets and Liabilities, Net		(4,717,877)

100.0%		Total Net Assets		115,606,659

	Number	Value
Security	of Shares	($)

Common Stock 96.7% of net assets

Australia 4.8%

Banks 0.2%
Bank of Queensland Ltd.	8,450	87,969
Bendigo & Adelaide Bank Ltd.	11,288	129,552

		217,521

Capital Goods 0.3%
Boart Longyear Ltd.	61,286	60,907
Bradken Ltd.	9,184	49,019
Emeco Holdings Ltd.	69,909	33,397
GWA Group Ltd.	24,561	66,016
Macmahon Holdings Ltd.	125,138	23,316
Monadelphous Group Ltd.	2,308	50,152
UGL Ltd.	13,243	138,221

		421,028

Commercial & Professional Supplies 0.2%
ALS Ltd.	7,712	78,392
Seek Ltd.	4,230	49,076
Skilled Group Ltd.	13,395	39,614
Transfield Services Ltd.	43,419	71,969
Transpacific Industries Group Ltd. *	67,874	68,178

		307,229

Consumer Durables & Apparel 0.1%
Billabong International Ltd. *	78,380	38,597
G.U.D. Holdings Ltd.	4,437	33,552

		72,149

Consumer Services 0.2%
Aristocrat Leisure Ltd.	24,735	101,093
Echo Entertainment Group Ltd.	14,493	54,392
Flight Centre Ltd.	1,463	57,923

		213,408

Diversified Financials 0.3%
ASX Ltd.	3,300	128,666
Challenger Ltd.	18,075	78,808
Perpetual Ltd.	2,356	100,681

		308,155

Energy 0.1%
AWE Ltd. *	34,106	45,676
Beach Energy Ltd.	39,077	55,199

		100,875

Food, Beverage & Tobacco 0.3%
Goodman Fielder Ltd. *	237,979	191,367
GrainCorp Ltd., Class A	5,707	75,823
Treasury Wine Estates Ltd.	9,774	59,240

		326,430

Health Care Equipment & Services 0.4%
Ansell Ltd.	6,100	100,018
Cochlear Ltd.	1,034	70,805
Primary Health Care Ltd.	20,998	114,761
Ramsay Health Care Ltd.	2,674	88,793
Sigma Pharmaceuticals Ltd.	204,045	154,481

		528,858

Insurance 0.1%
NIB Holdings Ltd.	23,799	58,064

Materials 0.3%
Adelaide Brighton Ltd.	24,100	85,040
Aquarius Platinum Ltd. *	87,336	52,711
Gunns Ltd. (b)(c)*	124,356	—
Iluka Resources Ltd.	6,901	64,113
Kagara Ltd. (b)(c)*	83,968	—
Nufarm Ltd.	14,337	62,523
OZ Minerals Ltd.	17,413	78,048

		342,435

Media 0.2%
APN News & Media Ltd.	191,295	83,459
Seven West Media Ltd.	22,142	45,950
Southern Cross Media Group Ltd.	26,369	42,533
Ten Network Holdings Ltd. *	111,437	35,829

		207,771

Real Estate 0.6%
Australand Property Group	12,210	47,459
CFS Retail Property Trust Group	47,485	108,205
Commonwealth Property Office Fund	53,802	64,653
Dexus Property Group	140,740	168,360
Goodman Group	16,326	88,311
GPT Group	41,422	176,232
Investa Office Fund	14,245	48,445

		701,665

Retailing 0.7%
David Jones Ltd.	54,034	167,021
Harvey Norman Holdings Ltd.	37,152	115,661
JB Hi-Fi Ltd. (a)	6,298	104,563
Myer Holdings Ltd	47,472	158,109
Pacific Brands Ltd.	165,741	147,910

See financial notes 33

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Premier Investments Ltd.	8,970	80,438

		773,702

Software & Services 0.1%
Computershare Ltd.	16,227	167,163

Transportation 0.4%
Aurizon Holdings Ltd.	21,343	91,873
Sydney Airport	48,170	172,830
Transurban Group	18,292	129,403
Virgin Australia Holdings Ltd. *	98,519	46,482
Virgin Australia International Holdings (b)(c)	176,214	—

		440,588

Utilities 0.3%
APA Group	16,366	110,523
DUET Group	55,891	142,434
SP AusNet	76,200	99,164

		352,121

		5,539,162

Austria 0.7%

Banks 0.1%
Raiffeisen Bank International AG	3,866	136,470

Capital Goods 0.3%
Andritz AG	2,558	166,585
Semperit AG Holding	773	30,235
Strabag SE - BR	2,862	65,903
Zumtobel AG	4,185	46,864

		309,587

Insurance 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,047	108,398

Materials 0.1%
Lenzing AG	406	33,609
RHI AG	1,313	43,377

		76,986

Transportation 0.1%
Flughafen Wien AG	1,033	63,995
Oesterreichische Post AG	2,897	128,381

		192,376

Utilities 0.0%
Verbund AG	1,916	41,946

		865,763

Belgium 1.1%

Capital Goods 0.0%
Compagnie d’Enterprises CFE	784	47,701

Diversified Financials 0.2%
Ackermans & van Haaren N.V.	536	45,604
Gimv N.V.	1,144	58,878
Groupe Bruxelles Lambert S.A.	900	69,659
Sofina S.A.	498	47,384

		221,525

Energy 0.0%
Euronav S.A. *	6,666	26,721

Health Care Equipment & Services 0.1%
Agfa Gevaert N.V. *	88,301	159,315

Materials 0.2%
Nyrstar *	19,485	95,115
Tessenderlo Chemie N.V.	3,960	111,959

		207,074

Media 0.1%
Telenet Group Holding N.V.	1,751	94,168

Real Estate 0.1%
Befimmo S.C.A.	491	34,078
Cofinimmo	455	54,798

		88,876

Retailing 0.2%
S.A. D’Ieteren N.V.	3,558	164,000

Technology Hardware & Equipment 0.1%
Barco N.V.	940	83,702
EVS Broadcast Equipment S.A.	676	45,801

		129,503

Utilities 0.1%
Elia System Operator S.A./N.V.	2,003	88,315

		1,227,198

Canada 7.6%

Automobiles & Components 0.1%
Linamar Corp.	3,833	90,741
Martinrea International, Inc. *	6,498	55,018

		145,759

Banks 0.2%
Canadian Western Bank	1,400	39,549
Genworth MI Canada, Inc.	3,364	83,645
Home Capital Group, Inc.	700	40,161
Laurentian Bank of Canada	1,095	48,052

		211,407

Capital Goods 0.5%
Aecon Group, Inc.	3,790	46,648
ATS Automation Tooling Systems, Inc. *	3,700	37,351
Bird Construction, Inc.	2,220	28,801
CAE, Inc.	9,633	104,128
Russel Metals, Inc.	5,453	147,495
Toromont Industries Ltd.	5,107	112,537
Wajax Corp.	1,534	52,501

		529,461

Commercial & Professional Supplies 0.4%
Newalta Corp.	3,200	44,056
Progressive Waste Solutions Ltd.	5,455	121,559
Ritchie Bros. Auctioneers, Inc.	2,599	52,628
Stantec, Inc.	1,500	64,142
Transcontinental, Inc., Class A (a)	10,751	138,409

		420,794

Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	3,010	129,967
Gildan Activewear, Inc.	2,902	116,691

		246,658

34 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.0%
EnerCare, Inc.	4,417	41,213

Diversified Financials 0.4%
AGF Management Ltd., Class B	8,221	93,842
Canaccord Financial, Inc.	4,969	28,361
CI Financial Corp.	6,383	178,733
Davis & Henderson Corp.	3,400	79,444
Dundee Corp., Class A *	1,687	63,079
GMP Capital, Inc.	8,284	44,074

		487,533

Energy 2.0%
Advantage Oil & Gas Ltd. *	30,129	119,326
AltaGas Ltd.	3,522	131,238
Baytex Energy Corp.	3,570	141,071
Bellatrix Exploration Ltd. *	8,911	55,813
Bonavista Energy Corp.	10,578	167,471
Ensign Energy Services, Inc.	8,327	140,182
Freehold Royalties Ltd.	1,728	42,057
Gibson Energy, Inc.	4,109	107,064
Keyera Corp.	2,400	149,915
Mullen Group Ltd.	4,900	106,322
Nuvista Energy Ltd. *	6,297	45,753
Pacific Rubiales Energy Corp.	2,917	61,673
Parkland Fuel Corp.	4,100	67,760
Pembina Pipeline Corp.	5,049	165,736
PetroBakken Energy Ltd.	7,346	62,708
Petrobank Energy & Resources Ltd. *	23,300	15,727
Peyto Exploration & Development Corp.	3,300	94,992
Savanna Energy Services Corp.	4,173	29,202
ShawCor Ltd.	2,222	89,259
Trican Well Service Ltd.	5,996	78,324
Trilogy Energy Corp.	1,200	35,079
Trinidad Drilling Ltd.	11,884	81,157
Veresen, Inc.	8,982	120,182
Vermilion Energy, Inc.	2,758	141,534
Zargon Oil & Gas Ltd.	3,865	25,090

		2,274,635

Food & Staples Retailing 0.2%
Liquor Stores N.A. Ltd.	1,728	30,582
The Jean Coutu Group (PJC), Inc., Class A	7,400	123,034
The North West Co., Inc.	3,550	89,574

		243,190

Food, Beverage & Tobacco 0.2%
Cott Corp.	8,200	90,103
Maple Leaf Foods, Inc.	8,314	109,923

		200,026

Health Care Equipment & Services 0.1%
CML Healthcare, Inc.	8,446	64,805

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	3,455	127,644

Materials 1.0%
Agnico-Eagle Mines Ltd.	2,023	65,302
Canfor Corp. *	4,398	91,850
CCL Industries, Inc., Class B	1,419	88,680
Centerra Gold, Inc.	5,334	22,290
Chemtrade Logistics Income Fund	2,964	50,486
Dominion Diamond Corp. *	3,645	57,780
Eldorado Gold Corp.	3,670	29,034
HudBay Minerals, Inc.	10,208	81,060
IAMGOLD Corp.	9,620	51,659
Lundin Mining Corp. *	22,864	89,872
Major Drilling Group International, Inc.	4,000	29,897
PAN American Silver Corp.	2,572	33,827
Sherritt International Corp.	27,562	128,857
Silver Wheaton Corp.	974	23,812
Thompson Creek Metals Co., Inc. (a)*	16,468	49,202
West Fraser Timber Co., Ltd.	2,250	196,447
Yamana Gold, Inc.	8,191	101,386

		1,191,441

Media 0.4%
Aimia, Inc.	7,400	116,790
Astral Media, Inc., Class A	1,691	82,246
Cineplex, Inc.	2,319	78,815
Cogeco Cable, Inc.	1,053	46,867
Corus Entertainment, Inc., Class B	3,683	90,444
Torstar Corp, Class B	9,707	65,327

		480,489

Real Estate 0.4%
Boardwalk Real Estate Investment Trust	525	34,326
Brookfield Office Properties, Inc.	6,955	128,061
Calloway Real Estate Investment Trust	1,243	37,273
Canadian Real Estate Investment Trust	732	34,637
Granite Real Estate Investment Trust	1,803	71,497
H&R REIT	2,200	54,047
RioCan REIT	2,806	82,193

		442,034

Retailing 0.1%
Dollarama, Inc.	1,114	81,605
Reitmans (Canada) Ltd., Class A	6,848	60,157

		141,762

Software & Services 0.1%
MacDonald, Dettwiler & Associates Ltd.	1,018	73,532
Open Text Corp. *	1,023	66,846

		140,378

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	3,200	103,739

Transportation 0.1%
TransForce, Inc.	4,900	96,691
Westshore Terminals Investment Corp.	1,400	40,300

		136,991

Utilities 1.0%
Algonquin Power & Utilities Corp.	5,100	40,296
Atco Ltd., Class I	2,170	207,835
Canadian Utilities Ltd., Class A	1,783	146,753
Capital Power Corp.	4,441	97,024
Emera, Inc.	4,394	160,940
Just Energy Group, Inc. (a)	9,031	60,598
Northland Power, Inc.	2,440	47,349
Superior Plus Corp.	15,800	203,881

See financial notes 35

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Valener, Inc.	9,602	153,925

		1,118,601

		8,748,560

Denmark 1.4%

Banks 0.2%
Jyske Bank A/S - Reg’d *	4,375	170,447
Sydbank A/S *	5,553	126,692

		297,139

Capital Goods 0.1%
NKT Holding A/S	2,569	94,929
Rockwool International A/S, B Shares	693	91,710

		186,639

Consumer Durables & Apparel 0.1%
Pandora A/S	2,198	67,253

Food, Beverage & Tobacco 0.1%
East Asiatic Co., Ltd. A/S *	4,722	82,642
Royal UNIBREW A/S	363	32,879

		115,521

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	1,840	100,108
GN Store Nord A/S	4,294	78,534
William Demant Holding A/S *	494	39,554

		218,196

Insurance 0.2%
Topdanmark A/S *	5,020	128,867
Tryg A/S	1,352	117,182

		246,049

Materials 0.2%
Christian Hansen Holding A/S	976	35,220
Novozymes A/S, B Shares	4,645	160,769

		195,989

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S	4,699	93,962

Software & Services 0.1%
SimCorp A/S	254	74,248

Transportation 0.1%
D/S Norden A/S	5,135	158,949

		1,653,945

Finland 1.8%

Automobiles & Components 0.2%
Nokian Renkaat Oyj	3,743	162,596

Capital Goods 0.6%
Cargotec Oyj, B Shares	3,256	97,210
Cramo Oyj	2,875	37,953
Konecranes Oyj (a)	3,360	122,195
Outotec Oyj	9,208	134,712
Ramirent Oyj	5,264	52,219
Uponor Oyj	7,352	108,914
YIT Oyj	8,391	158,853

		712,056

Commercial & Professional Supplies 0.1%
Lassila & Tikanoja Oyj *	3,642	64,497

Consumer Durables & Apparel 0.1%
Amer Sports Oyj	8,025	136,731

Diversified Financials 0.1%
Pohjola Bank plc, A Shares	7,230	123,078

Health Care Equipment & Services 0.0%
Oriola-KD Oyj, B Shares	12,867	39,656

Materials 0.4%
Huhtamaki Oyj (a)	9,248	173,358
Kemira Oyj	8,917	135,012
Metsa Board Oyj, B Shares	30,259	94,211
Tikkurila Oyj	1,701	36,539

		439,120

Media 0.1%
Sanoma Oyj (a)	16,612	136,354

Real Estate 0.0%
Sponda Oyj	8,033	42,872

Retailing 0.1%
Stockmann Oyj Abp, B Shares	3,548	51,444

Software & Services 0.1%
Tieto Oyj	6,975	149,596

		2,058,000

France 4.9%

Automobiles & Components 0.1%
Faurecia	5,924	110,417
Plastic Omnium S.A.	1,683	82,242

		192,659

Banks 0.1%
Natixis	36,809	161,352

Capital Goods 0.3%
Areva S.A. *	4,458	67,720
Mersen	2,237	51,753
Saft Groupe S.A.	2,086	51,332
Zodiac Aerospace	1,419	178,026

		348,831

Commercial & Professional Supplies 0.5%
Bureau Veritas S.A.	1,086	133,069
Derichebourg S.A. *	11,721	47,565
Edenred	3,116	103,805
Societe BIC S.A.	1,082	115,385
Teleperformance	5,313	233,658

		633,482

Consumer Durables & Apparel 0.3%
Beneteau *	3,137	32,843
Hermes International	135	45,588
Nexity S.A.	3,301	118,805
SEB S.A.	1,572	113,982

		311,218

Consumer Services 0.1%
Club Mediterranee S.A. *	3,607	61,304

Diversified Financials 0.1%
Eurazeo	2,606	138,275

Energy 0.1%
Bourbon S.A.	2,583	70,532

36 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Etablissements Maurel et Prom	3,114	53,072

		123,604

Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	439	51,104
Vilmorin & Cie	304	38,834

		89,938

Health Care Equipment & Services 0.1%
bioMerieux	661	62,842
Orpea	827	35,965

		98,807

Insurance 0.1%
Euler Hermes S.A.	932	89,120

Materials 0.4%
Ciments Francais S.A.	1,145	62,563
Eramet	836	89,723
Imerys S.A.	2,420	159,333
SA des Ciments Vicat	1,991	117,992

		429,611

Media 0.9%
Eutelsat Communications S.A.	4,941	178,533
Havas S.A.	11,767	71,823
Ipsos	1,474	49,403
JC Decaux S.A.	2,932	80,668
Metropole Television S.A.	7,861	131,716
PagesJaunes Groupe (a)*	50,233	106,091
Societe d’Edition de Canal +	6,635	46,474
Societe Television Francaise 1	14,808	156,455
Technicolor - Reg’d *	51,690	215,441

		1,036,604

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	1,748	62,555

Real Estate 0.5%
Fonciere des Regions (a)	1,965	156,783
Gecina S.A.	802	96,642
ICADE (a)	1,599	147,814
Klepierre	3,229	137,023
Societe Immobilliere de Location pour l’Industrie et le Commerce	363	42,620

		580,882

Software & Services 0.4%
Alten	1,327	47,814
Altran Technologies S.A. *	8,788	69,183
AtoS	2,460	171,373
Dassault Systemes S.A.	854	104,254
UbiSoft Entertainment S.A. *	12,824	143,279

		535,903

Technology Hardware & Equipment 0.2%
Ingenico	822	55,221
Neopost S.A.	3,040	200,391

		255,612

Telecommunication Services 0.1%
Iliad S.A.	406	92,821

Transportation 0.3%
Aeroports de Paris	1,773	160,476
Bollore	237	99,878
Groupe Eurotunnel S.A. - Reg’d	12,816	107,375

		367,729

Utilities 0.1%
Rubis	1,473	94,727

		5,705,034

Germany 3.1%

Automobiles & Components 0.1%
ElringKlinger AG	1,295	42,351
Leoni AG	2,525	114,221

		156,572

Banks 0.1%
Aareal Bank AG *	3,223	77,677

Capital Goods 0.7%
Bauer AG	1,640	47,058
BayWa AG	2,173	109,525
Deutz AG *	8,710	47,206
Duerr AG	519	59,158
Gildemeister AG	3,083	69,716
Heidelberger Druckmaschinen AG (a)*	66,266	145,657
Indus Holding AG	2,294	75,481
Krones AG	865	60,251
Nordex SE (a)*	7,495	56,474
Pfeiffer Vacuum Technology AG	357	43,443
SGL Carbon SE	1,196	40,905
Vossloh AG	438	47,903

		802,777

Consumer Durables & Apparel 0.1%
Gerry Weber International AG	681	29,911
Hugo Boss AG	518	60,373
Puma SE	198	61,395

		151,679

Food, Beverage & Tobacco 0.1%
Suedzucker AG	3,640	146,848

Health Care Equipment & Services 0.1%
Rhoen-klinikum AG	7,198	153,672

Materials 0.3%
Fuchs Petrolub AG	617	47,023
Symrise AG	4,348	185,850
Wacker Chemie AG (a)	1,888	144,496

		377,369

Media 0.3%
Axel Springer AG (a)	2,321	97,943
GfK SE	835	47,648
Kabel Deutschland Holding AG	1,646	156,254

		301,845

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	1,435	81,994
Stada Arzneimittel AG	4,190	169,926

		251,920

Real Estate 0.1%
Deutsche Euroshop AG	835	35,805
Gagfah S.A. *	3,577	46,212

		82,017

See financial notes 37

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.1%
Fielmann AG	648	62,536

Semiconductors & Semiconductor Equipment 0.1%
Aixtron SE	3,883	55,662
Kontron AG	8,132	44,112
SMA Solar Technology AG	1,059	26,315

		126,089

Software & Services 0.2%
Bechtle AG	1,603	71,079
Software AG	2,580	90,418
United Internet AG - Reg’d	3,843	105,518

		267,015

Technology Hardware & Equipment 0.2%
Jenoptik AG	4,168	47,906
Wincor Nixdorf AG	3,380	178,278

		226,184

Telecommunication Services 0.2%
Freenet AG	6,965	173,657

Transportation 0.2%
Fraport AG Frankfurt Airport Services Worldwide	1,809	108,236
Hamburger Hafen und Logistik AG	1,687	36,322
Sixt AG	4,752	103,184

		247,742

		3,605,599

Greece 0.5%

Banks 0.1%
Eurobank Ergasias S.A. *	230,601	59,882
TT Hellenic Postbank S.A. (b)(c)*	24,275	—

		59,882

Diversified Financials 0.1%
Marfin Investment Group Holdings S.A. *	131,714	58,023

Materials 0.1%
Mytilineos Holdings S.A. *	14,521	90,462
Titan Cement Co. S.A. *	8,030	149,684

		240,146

Retailing 0.1%
JUMBO S.A. *	8,918	84,240

Transportation 0.1%
Diana Shipping, Inc. *	5,790	54,947
DryShips, Inc. *	35,368	65,785

		120,732

		563,023

Hong Kong 3.0%

Banks 0.2%
Bank of East Asia Ltd.	36,800	151,625
Wing Hang Bank Ltd.	4,500	47,336

		198,961

Capital Goods 0.3%
Jardine Strategic Holdings Ltd.	4,500	175,722
Johnson Electric Holdings Ltd.	79,000	53,822
NWS Holdings Ltd.	42,000	75,094

		304,638

Consumer Durables & Apparel 0.1%
Techtronic Industries Co., Ltd.	53,000	127,010

Consumer Services 0.2%
Cafe De Coral Holdings Ltd.	14,000	44,489
Sands China Ltd.	14,800	77,818
SJM Holdings Ltd.	43,000	108,559
Wynn Macau Ltd. *	14,400	43,797

		274,663

Diversified Financials 0.3%
First Pacific Co., Ltd.	84,000	116,337
Guoco Group Ltd.	5,000	59,714
Hong Kong Exchanges & Clearing Ltd.	10,100	170,342
Sun Hung Kai & Co., Ltd.	87,000	60,886

		407,279

Media 0.1%
Television Broadcasts Ltd.	8,000	60,332

Real Estate 1.2%
Great Eagle Holdings Ltd.	17,000	72,172
Hang Lung Group Ltd.	17,000	100,356
Hang Lung Properties Ltd.	33,000	128,491
Henderson Land Development Co., Ltd.	14,000	101,592
Hongkong Land Holdings Ltd.	22,000	160,186
Hysan Development Co., Ltd.	8,000	39,730
Kerry Properties Ltd.	19,500	88,479
New World Development Co., Ltd.	109,000	190,542
Sino Land Co., Ltd.	72,000	118,651
Sun Hung Kai Properties Ltd.	9,000	130,141
The Link REIT	34,000	192,739
Wheelock & Co., Ltd.	20,000	111,451

		1,434,530

Retailing 0.1%
Chow Sang Sang Holdings International Ltd.	20,000	54,244
Luk Fook Holdings International Ltd.	11,000	31,289

		85,533

Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	10,000	127,606

Telecommunication Services 0.0%
Hutchison Telecommunications Hong Kong Holdings Ltd.	74,000	39,507

Transportation 0.4%
Cathay Pacific Airways Ltd.	86,000	151,584
MTR Corp., Ltd.	27,000	111,452
Pacific Basin Shipping Ltd.	246,000	140,723
Seaspan Corp. (a)	2,200	48,246

		452,005

		3,512,064

Ireland 0.9%

Capital Goods 0.3%
Grafton Group plc	32,799	228,582

38 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kingspan Group plc	10,104	121,974

		350,556

Consumer Services 0.1%
Paddy Power plc	923	77,734

Food, Beverage & Tobacco 0.2%
C&C Group plc	20,363	126,495
Glanbia plc	4,639	62,010
Greencore Group plc	39,051	64,638

		253,143

Health Care Equipment & Services 0.1%
United Drug plc	23,145	108,900

Insurance 0.0%
FBD Holdings plc	3,071	49,887

Materials 0.1%
James Hardie Industries plc CDI	7,493	78,924

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	2,000	64,240

		983,384

Israel 1.0%

Banks 0.1%
Israel Discount Bank Ltd., Class A *	50,445	84,808
Mizrahi Tefahot Bank Ltd. *	4,553	46,579

		131,387

Capital Goods 0.1%
Clal Industries Ltd.	11,226	44,611
Elbit Systems Ltd.	1,780	74,300

		118,911

Energy 0.2%
Delek Group Ltd.	359	94,651
Oil Refineries Ltd. *	184,237	96,470
Paz Oil Co., Ltd. *	566	88,320

		279,441

Food & Staples Retailing 0.0%
Shufersal Ltd.	13,402	48,805

Materials 0.1%
The Israel Corp., Ltd. *	197	126,857

Software & Services 0.2%
Check Point Software Technologies Ltd. *	3,103	144,662
NICE Systems Ltd. *	1,160	41,146

		185,808

Telecommunication Services 0.3%
Cellcom Israel Ltd.	16,042	155,499
Partner Communications Co., Ltd.	21,055	145,751

		301,250

		1,192,459

Italy 2.9%

Automobiles & Components 0.2%
Piaggio & C. S.p.A.	17,613	45,264
Pirelli & C. S.p.A.	13,443	139,821

		185,085

Banks 0.2%
Banca Carige S.p.A. (a)	89,967	65,485
Banca Piccolo Credito Valtellinese Scarl	69,177	86,611
Banca Popolare Di Sondrio Scarl	10,877	63,133

		215,229

Capital Goods 0.2%
Astaldi S.p.A.	4,808	33,228
C.I.R. S.p.A. - Compagnie Industriali Riunite	83,450	96,482
Danieli S.p.A. - Officine Meccaniche Danieli & C.	388	9,902
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RSP	1,375	23,043
Impregilo S.p.A.	12,397	65,172
Trevi Finanziaria S.p.A.	5,447	41,677

		269,504

Consumer Durables & Apparel 0.4%
Geox S.p.A.	13,106	39,767
Indesit Co., S.p.A.	7,826	61,567
Luxottica Group S.p.A.	3,423	177,292
Prada S.p.A.	4,900	44,245
Safilo Group S.p.A. *	5,382	88,207
Tod’s S.p.A.	397	57,680

		468,758

Consumer Services 0.2%
Autogrill S.p.A.	8,967	116,121
Lottomatica Group S.p.A.	4,028	102,759

		218,880

Diversified Financials 0.1%
Azimut Holding S.p.A.	3,247	60,430

Energy 0.2%
ERG S.p.A.	16,003	153,415
Saras S.p.A. *	95,909	127,705

		281,120

Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	7,641	62,065
Parmalat S.p.A.	33,379	102,944

		165,009

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	15,521	43,506

Insurance 0.4%
Fondiaria-Sai S.p.A. *	43,344	88,462
Mediolanum S.p.A.	9,062	61,065
Milano Assicurazioni S.p.A. *	97,119	63,604
Societa Cattolica di Assicurazioni S.c.r.l. *	4,397	86,323
Unipol Gruppo Finanziario S.p.A. *	38,609	132,154

		431,608

Materials 0.1%
Buzzi Unicem S.p.A.	9,924	151,972

Media 0.0%
Mondadori (Arnoldo) Editore S.p.A. *	37,138	49,418

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	6,331	65,259

See financial notes 39

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.1%
Beni Stabili S.p.A.	77,862	54,921

Transportation 0.2%
Alitalia S.p.A. (b)(c)*	14,782	—
Ansaldo STS S.p.A.	4,274	44,169
Autostrada Torino-Milano S.p.A.	6,438	76,778
Societa Iniziative Autostradali e Servizi S.p.A.	6,165	55,778

		176,725

Utilities 0.4%
ACEA S.p.A.	10,479	71,758
Enel Green Power S.p.A.	51,944	110,808
Hera S.p.A.	80,654	164,265
Iren S.p.A.	126,246	128,946

		475,777

		3,313,201

Japan 37.5%

Automobiles & Components 3.2%
Aisan Industry Co., Ltd.	4,000	38,421
Akebono Brake Industry Co., Ltd.	8,200	39,470
Calsonic Kansei Corp.	23,000	109,278
EXEDY Corp.	3,500	87,867
F.C.C. Co., Ltd.	3,800	96,335
Futaba Industrial Co., Ltd. *	17,500	81,487
Keihin Corp.	7,300	119,373
Koito Manufacturing Co., Ltd.	9,000	174,111
KYB Co., Ltd.	17,000	92,900
Mitsubishi Motors Corp. *	120,000	141,753
Musashi Seimitsu Industry Co., Ltd.	3,100	74,892
NGK Spark Plug Co., Ltd.	13,000	219,164
Nifco, Inc.	3,900	89,046
Nissan Shatai Co., Ltd.	12,000	160,119
Nissin Kogyo Co., Ltd.	5,200	114,992
NOK Corp.	8,300	119,692
Press Kogyo Co., Ltd.	10,000	51,156
Riken Corp.	9,000	36,316
Sanden Corp.	13,000	54,415
Showa Corp.	7,300	105,978
Sumitomo Rubber Industries Ltd.	12,300	227,120
T RAD Co., Ltd.	12,000	34,349
Tachi-S Co., Ltd.	3,500	64,631
Takata Corp.	4,500	86,572
The Yokohama Rubber Co., Ltd.	16,000	210,105
Tokai Rika Co., Ltd.	7,300	147,915
Tokai Rubber Industries Ltd.	6,200	69,616
Topre Corp.	3,700	34,511
Toyo Tire & Rubber Co., Ltd.	25,000	134,531
Toyoda Gosei Co., Ltd.	6,900	179,075
Toyota Boshoku Corp.	12,800	183,982
TS Tech Co., Ltd.	5,400	163,983
Unipres Corp.	3,400	75,674
Yorozu Corp.	2,400	40,112

		3,658,941

Banks 2.4%
Fukuoka Financial Group, Inc.	32,000	163,703
Hokuhoku Financial Group, Inc.	87,000	203,022
Kiyo Holdings, Inc.	21,000	36,652
Senshu Ikeda Holdings, Inc.	6,000	31,745
Seven Bank Ltd.	19,100	67,823
Shinsei Bank Ltd.	90,000	252,603
Sumitomo Mitsui Trust Holdings, Inc.	49,000	246,250
Suruga Bank Ltd.	5,000	88,460
The 77 Bank Ltd.	12,000	71,242
The Awa Bank Ltd.	7,000	41,390
The Bank of Kyoto Ltd.	7,000	73,648
The Chiba Bank Ltd.	21,000	163,058
The Chugoku Bank Ltd.	5,000	87,180
The Daishi Bank Ltd.	11,000	43,513
The Gunma Bank Ltd.	15,000	95,427
The Hachijuni Bank Ltd.	17,000	115,742
The Hiroshima Bank Ltd.	16,000	84,345
The Hyakugo Bank Ltd.	8,000	40,050
The Iyo Bank Ltd.	8,000	83,789
The Joyo Bank Ltd.	16,000	98,352
The Juroku Bank Ltd.	14,000	59,521
The Kagoshima Bank Ltd.	7,000	51,256
The Keiyo Bank Ltd.	9,000	55,361
The Musashino Bank Ltd.	1,200	51,019
The Nishi-Nippon City Bank Ltd.	22,000	73,392
The Ogaki Kyoritsu Bank Ltd.	13,000	48,344
The San-in Godo Bank Ltd.	7,000	59,701
The Shiga Bank Ltd.	5,000	35,219
The Shizuoka Bank Ltd.	12,000	146,885
Yamaguchi Financial Group, Inc.	8,000	86,879

		2,755,571

Capital Goods 6.8%
Aica Kogyo Co., Ltd.	3,500	70,501
Amada Co., Ltd.	28,000	224,679
Asahi Diamond Industrial Co., Ltd.	3,000	31,441
Central Glass Co., Ltd.	27,000	95,495
Chiyoda Corp.	7,000	71,967
CKD Corp.	5,900	43,089
COMSYS Holdings Corp.	12,500	165,533
Daifuku Co., Ltd.	12,500	110,624
Daihen Corp.	12,000	36,552
Ebara Corp.	33,000	138,561
Fuji Electric Co., Ltd.	52,000	177,922
Fuji Machine Manufacturing Co., Ltd.	6,400	55,588
Fujitec Co., Ltd.	6,000	65,048
Furukawa Co., Ltd.	39,000	50,115
Futaba Corp.	4,000	55,787
Glory Ltd.	4,500	123,657
GS Yuasa Corp.	22,000	93,267
Hino Motors Ltd.	19,000	290,222
Hitachi Cable Ltd. *	47,000	81,278
Hitachi Construction Machinery Co., Ltd.	8,500	202,202
Hitachi Koki Co., Ltd.	5,100	44,300
Hitachi Zosen Corp.	57,000	94,778
Hoshizaki Electric Co., Ltd.	2,900	96,587
Inaba Denki Sangyo Co., Ltd.	2,400	70,869
Inabata & Co., Ltd.	11,700	91,740
Iseki & Co., Ltd.	12,000	43,698
Iwatani Corp.	28,000	125,040
Kamei Corp.	7,200	72,920
Kandenko Co., Ltd.	19,000	86,330
Kanematsu Corp. *	64,000	88,761
Keihan Electric Railway Co., Ltd.	19,000	81,728
Kinden Corp.	22,000	160,503
Kitz Corp.	11,700	67,618

40 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Komori Corp.	8,200	101,658
Kurita Water Industries Ltd.	6,100	125,226
Kuroda Electric Co., Ltd.	5,400	71,780
Kyowa Exeo Corp.	11,200	132,237
Mabuchi Motor Co., Ltd.	1,400	76,017
Maeda Corp.	15,000	71,947
Maeda Road Construction Co., Ltd.	6,000	90,774
Makino Milling Machine Co., Ltd.	7,000	41,626
Meidensha Corp.	12,000	35,876
Minebea Co., Ltd. (a)	38,000	121,448
Mirait Holdings Corp.	9,800	105,838
Misumi Group, Inc.	3,600	109,918
Mitsui Engineering & Shipbuilding Co., Ltd.	112,000	207,233
Mitsui Matsushima Co., Ltd.	18,000	34,881
Miura Co., Ltd.	1,900	44,729
Mori Seiki Co., Ltd.	9,400	118,129
Nabtesco Corp.	3,600	79,443
Nachi-Fujikoshi Corp.	11,000	49,163
Nichias Corp.	10,000	61,111
Nippo Corp.	6,000	89,918
Nishimatsu Construction Co., Ltd.	50,000	95,836
Nisshinbo Holdings, Inc.	15,000	108,969
Nitta Corp.	2,100	47,055
Nitto Boseki Co., Ltd. *	11,000	38,799
Nitto Kogyo Corp.	2,300	34,269
Noritake Co., Ltd.	11,000	29,705
Noritz Corp.	3,300	70,020
NTN Corp. *	63,000	160,661
Oiles Corp.	1,800	36,227
Okuma Corp.	9,000	70,446
Okumura Corp.	16,000	64,830
OSG Corp.	3,600	54,774
Penta-Ocean Construction Co., Ltd.	24,500	63,001
Ryobi Ltd.	23,000	53,962
Sankyo Tateyama, Inc. *	2,600	71,758
Sanwa Holdings Corp.	20,000	121,371
Shima Seiki Mfg., Ltd.	2,200	47,630
ShinMaywa Industries Ltd.	9,000	73,284
Sintokogio Ltd.	4,600	41,658
Sumikin Bussan Corp.	29,000	94,759
Tadano Ltd.	6,000	75,106
Taihei Dengyo Kaisha Ltd.	5,000	30,470
Taihei Kogyo Co., Ltd.	9,000	31,885
Taikisha Ltd.	2,400	54,388
Takara Standard Co., Ltd.	7,000	54,928
Takasago Thermal Engineering Co., Ltd.	7,000	55,229
The Japan Steel Works Ltd.	19,000	96,528
The Nippon Road Co., Ltd.	9,000	53,828
The Nippon Signal Co., Ltd.	5,200	41,864
THK Co., Ltd.	7,300	153,747
TOA Corp. *	26,000	40,045
Toda Corp.	32,000	94,353
Toshiba Machine Co., Ltd.	11,000	67,265
Toshiba Plant Systems & Services Corp.	3,000	40,621
TOTO Ltd.	21,000	217,798
Toyo Engineering Corp.	13,000	62,207
Trusco Nakayama Corp.	3,200	66,135
Tsubakimoto Chain Co.	10,000	53,586
Ushio, Inc.	7,900	80,494
Yamazen Corp.	6,800	43,306
Yuasa Trading Co., Ltd.	24,000	50,783

		7,920,932

Commercial & Professional Supplies 0.7%
Duskin Co., Ltd.	5,100	103,558
Kokuyo Co., Ltd.	14,600	117,788
Matsuda Sangyo Co., Ltd.	2,600	37,676
Meitec Corp.	2,200	56,694
Moshi Moshi Hotline, Inc.	3,000	44,432
Nissha Printing Co., Ltd. *	5,500	88,875
Okamura Corp.	7,000	53,071
Park24 Co., Ltd.	2,900	58,516
Sato Holdings Corp.	2,500	52,418
Sohgo Security Services Co., Ltd.	8,000	127,940
Toppan Forms Co., Ltd.	6,900	64,773

		805,741

Consumer Durables & Apparel 1.7%
Alpine Electronics, Inc.	6,700	68,384
Asics Corp.	7,500	135,395
Foster Electric Co., Ltd.	2,700	36,846
Funai Electric Co., Ltd. *	6,500	80,459
Gunze Ltd.	29,000	75,671
Haseko Corp. *	139,000	203,064
Heiwa Corp.	1,800	37,367
JVC KENWOOD Corp.	23,960	62,040
Kurabo Industries Ltd.	27,000	50,748
Onward Holdings Co., Ltd.	14,000	130,826
PanaHome Corp.	10,000	78,715
Pioneer Corp. *	43,300	88,999
Rinnai Corp.	1,300	103,370
Sangetsu Co., Ltd.	2,600	74,552
Sankyo Co., Ltd.	3,400	154,963
Sanyo Shokai Ltd.	15,000	45,551
Sumitomo Forestry Co., Ltd.	16,700	199,056
Tamron Co., Ltd.	1,000	21,934
The Japan Wool Textile Co., Ltd.	5,000	43,135
Token Corp.	1,100	70,910
Tomy Co., Ltd.	8,300	41,413
Unitika Ltd. *	67,000	43,965
Wacoal Holdings Corp.	7,000	77,295

		1,924,658

Consumer Services 0.7%
Accordia Golf Co., Ltd.	65	73,811
Doutor Nichires Holdings Co., Ltd.	3,600	51,361
H.I.S. Co., Ltd.	2,200	94,888
McDonald’s Holdings Co., Ltd.	4,500	131,236
MOS Food Services, Inc.	1,600	31,923
Plenus Co., Ltd.	2,700	48,937
Resorttrust, Inc.	1,800	61,335
Round One Corp.	7,700	64,541
Saizeriya Co., Ltd.	2,900	41,067
Tokyo Dome Corp.	11,000	84,989
Yoshinoya Holdings Co., Ltd.	50	58,274
Zensho Holdings Co., Ltd.	3,400	45,080

		787,442

Diversified Financials 1.1%
Acom Co., Ltd. *	3,190	130,705
AEON Financial Service Co., Ltd.	3,600	107,932
Aiful Corp. *	31,750	362,746
Hitachi Capital Corp.	2,600	64,821

See financial notes 41

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Jaccs Co., Ltd.	15,000	103,530
Mitsubishi UFJ Lease & Finance Co., Ltd.	14,700	83,034
Orient Corp. *	45,000	156,088
SBI Holdings, Inc.	13,700	265,384

		1,274,240

Energy 0.2%
AOC Holdings, Inc.	19,700	69,306
Japan Petroleum Exploration Co.	2,200	87,357
Shinko Plantech Co., Ltd.	4,400	33,251

		189,914

Food & Staples Retailing 1.0%
Arcs Co., Ltd.	4,100	81,345
Cawachi Ltd.	3,500	78,790
cocokara fine, Inc.	2,200	83,176
FamilyMart Co., Ltd.	2,600	118,821
Heiwado Co., Ltd.	5,300	95,811
Kato Sangyo Co., Ltd.	5,000	106,234
Matsumotokiyoshi Holdings Co., Ltd.	4,300	123,088
Sugi Holdings Co., Ltd.	2,300	88,274
Sundrug Co., Ltd.	1,900	83,559
Tsuruha Holdings, Inc.	1,100	107,191
Valor Co., Ltd.	5,300	100,292
Welcia Holdings Co., Ltd.	800	42,061

		1,108,642

Food, Beverage & Tobacco 2.2%
Calbee, Inc.	900	88,980
Coca-Cola Central Japan Co., Ltd. (a)	5,700	85,926
Coca-Cola West Co., Ltd.	9,100	169,250
DyDo Drinco, Inc.	1,000	44,714
Ezaki Glico Co., Ltd.	6,000	67,447
Fuji Oil Co., Ltd.	5,300	84,062
Hokuto Corp.	1,600	30,827
House Foods Corp.	6,800	118,582
Ito En Ltd.	4,900	118,071
Itoham Foods, Inc.	27,000	124,151
J-Oil Mills, Inc.	14,000	43,513
Kagome Co., Ltd.	4,300	77,582
Kewpie Corp.	10,300	155,308
Marudai Food Co., Ltd.	19,000	63,071
Maruha Nichiro Holdings, Inc.	50,000	99,986
Megmilk Snow Brand Co., Ltd.	5,900	90,695
Mitsui Sugar Co., Ltd.	10,000	31,409
Morinaga Milk Industry Co., Ltd.	38,000	111,952
Nichirei Corp.	26,000	152,954
Nippon Flour Mills Co., Ltd.	18,000	83,689
Nippon Suisan Kaisha Ltd. *	36,200	70,251
Nissin Food Holdings Co., Ltd.	3,800	170,449
Prima Meat Packers Ltd.	19,000	52,779
Sapporo Holdings Ltd.	33,000	150,239
Takara Holdings, Inc.	11,000	94,383
The Nisshin Oillio Group Ltd.	16,000	56,381
Warabeya Nichiyo Co., Ltd.	2,500	42,495
Yakult Honsha Co., Ltd.	3,000	130,765

		2,609,911

Health Care Equipment & Services 0.5%
Miraca Holdings, Inc.	2,800	139,627
Nichii Gakkan Co.	4,900	49,883
Nihon Kohden Corp.	1,900	72,962
Nipro Corp.	9,400	93,833
Sysmex Corp.	1,700	109,634
Toho Holdings Co., Ltd.	5,000	114,699

		580,638

Household & Personal Products 0.5%
Fancl Corp.	4,500	49,163
Kobayashi Pharmaceutical Co., Ltd.	1,300	71,026
Kose Corp.	2,600	67,912
Lion Corp.	16,000	93,487
Mandom Corp.	1,600	58,589
Pigeon Corp.	700	60,220
Pola Orbis Holdings, Inc.	1,600	56,661
Unicharm Corp.	2,500	161,653

		618,711

Insurance 0.0%
Sony Financial Holdings, Inc.	3,599	50,843

Materials 4.4%
Adeka Corp.	11,400	102,635
Aichi Steel Corp.	13,000	53,136
Air Water, Inc.	12,000	194,307
Asahi Holdings, Inc.	3,400	68,830
Chugoku Marine Paints Ltd.	8,000	40,387
Daicel Corp.	25,000	201,770
Daido Steel Co., Ltd.	20,000	109,007
Daio Paper Corp.	17,000	102,037
Denki Kagaku Kogyo K.K.	48,000	175,605
Dowa Holdings Co., Ltd.	19,000	136,183
Earth Chemical Co., Ltd.	1,100	38,891
FP Corp.	600	39,797
Fuji Seal International, Inc.	2,300	64,864
Furukawa-Sky Aluminum Corp.	11,000	34,040
Godo Steel Ltd.	24,000	39,563
Hitachi Metals Ltd.	12,000	124,063
Hokuetsu Kishu Paper Co., Ltd.	11,500	51,147
Ishihara Sangyo Kaisha Ltd. *	42,000	37,169
Kansai Paint Co., Ltd.	10,000	128,319
Kureha Corp.	16,000	56,568
Kyoei Steel Ltd.	3,000	57,423
Lintec Corp.	5,000	91,039
Maruichi Steel Tube Ltd.	3,500	88,506
Mitsubishi Paper Mills Ltd. *	51,000	50,387
Mitsubishi Steel Mfg. Co., Ltd.	19,000	40,772
Nihon Parkerizing Co., Ltd.	3,000	61,108
Nippon Denko Co., Ltd.	16,000	56,014
Nippon Kayaku Co., Ltd.	9,000	129,760
Nippon Light Metal Holdings Co., Ltd.	104,800	123,439
Nippon Paint Co., Ltd.	10,000	118,654
Nippon Shokubai Co., Ltd.	10,000	98,389
Nippon Soda Co., Ltd.	13,000	60,551
Nissan Chemical Industries Ltd.	10,400	134,800
Nisshin Steel Holdings Co., Ltd.	15,800	132,967
Nittetsu Mining Co., Ltd.	10,000	48,432
Nof Corp.	14,000	75,418
Pacific Metals Co., Ltd.	21,000	105,724
Rengo Co., Ltd.	25,000	121,036
Sakai Chemical Industry Co., Ltd.	17,000	53,432
Sanyo Chemical Industries Ltd.	7,000	41,329
Sanyo Special Steel Co., Ltd. (a)	15,000	60,891
Sumitomo Bakelite Co., Ltd.	22,000	89,278
Sumitomo Light Metal Industries Ltd.	43,000	44,653
Sumitomo Osaka Cement Co., Ltd.	28,000	83,935
Taiyo Nippon Sanso Corp.	23,000	152,829

42 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Toagosei Co., Ltd.	23,000	99,144
Toho Zinc Co., Ltd.	13,000	48,635
Tokai Carbon Co., Ltd.	22,000	74,313
Tokuyama Corp. (a)	67,000	180,290
Tokyo Ohka Kogyo Co., Ltd.	2,800	60,695
Tokyo Steel Manufacturing Co., Ltd.	25,200	102,857
Topy Industries Ltd.	29,000	67,674
Toyo Ink SC Holdings Co., Ltd.	21,000	97,976
Toyo Kohan Co., Ltd.	11,000	36,343
Toyobo Co., Ltd.	91,000	158,816
Yamato Kogyo Co., Ltd.	2,800	92,609
Yodogawa Steel Works Ltd.	20,000	75,615
Zeon Corp.	11,000	118,438

		5,132,489

Media 0.6%
Asatsu-DK, Inc.	4,100	105,026
Avex Group Holdings, Inc.	1,700	48,529
Daiichikosho Co., Ltd.	3,300	98,135
Jupiter Telecommunications Co., Ltd.	74	93,141
Kadokawa Group Holdings, Inc. (a)	1,500	47,077
SKY Perfect JSAT Holdings, Inc.	160	80,499
Toho Co., Ltd.	5,000	111,174
Tokyo Broadcasting System Holdings, Inc.	3,300	52,248
TV Asahi Corp.	2,200	45,952

		681,781

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Chugai Pharmaceutical Co., Ltd.	8,000	199,178
Dainippon Sumitomo Pharma Co., Ltd.	6,400	117,551
Hisamitsu Pharmaceutical Co., Inc.	1,900	111,718
Kaken Pharmaceutical Co., Ltd.	3,000	53,197
Kissei Pharmaceutical Co., Ltd.	1,800	39,053
Kyorin Holdings, Inc.	2,200	58,783
Kyowa Hakko Kirin Co., Ltd.	13,000	159,568
Mitsubishi Tanabe Pharma Corp.	9,500	144,508
Mochida Pharmaceutical Co., Ltd.	4,000	53,186
Nippon Shinyaku Co., Ltd.	3,000	46,601
Rohto Pharmaceutical Co., Ltd.	5,000	70,039
Santen Pharmaceutical Co., Ltd.	2,800	140,546
Sawai Pharmaceutical Co., Ltd.	300	38,753
Tsumura & Co.	2,300	75,154

		1,307,835

Real Estate 1.7%
Advance Residence Investment Corp.	27	64,703
Aeon Mall Co., Ltd.	2,000	64,392
Daikyo, Inc.	14,000	54,144
Japan Prime Realty Investment Corp.	15	55,121
Japan Real Estate Investment Corp.	10	134,334
Japan Retail Fund Investment Corp.	47	111,412
Kenedix Realty Investment Corp.	11	51,603
Kenedix, Inc. *	175	126,705
Leopalace21 Corp. *	34,700	192,322
Nippon Building Fund, Inc.	12	172,900
Nomura Real Estate Holdings, Inc.	4,800	129,042
Nomura Real Estate Office Fund, Inc.	9	57,505
NTT Urban Development Corp.	43	63,754
Orix JREIT, Inc.	40	54,149
Tokyo Tatemono Co., Ltd.	25,000	231,701
Tokyu Land Corp.	25,000	307,377
United Urban Investment Corp.	34	56,015

		1,927,179

Retailing 2.4%
ABC-Mart, Inc.	800	29,968
Alpen Co., Ltd.	1,800	37,578
Aoyama Trading Co., Ltd.	7,100	212,464
Arata Corp.	14,000	54,655
Arc Land Sakamoto Co., Ltd.	1,900	40,634
ASKUL Corp.	2,400	42,701
Autobacs Seven Co., Ltd.	8,100	136,497
Bic Camera, Inc. (a)	91	39,870
Canon Marketing Japan, Inc.	11,000	160,226
Chiyoda Co., Ltd.	2,200	63,512
DCM Holdings Co., Ltd.	15,300	151,059
Don Quijote Co., Ltd.	2,300	125,327
Doshisha Co., Ltd.	2,200	34,701
GEO Holdings Corp.	73	87,263
H2O Retailing Corp.	11,000	122,569
Hikari Tsushin, Inc.	1,100	59,983
Izumi Co., Ltd.	2,900	78,251
K’s Holdings Corp.	6,140	216,456
Kohnan Shoji Co., Ltd.	5,200	63,870
Komeri Co., Ltd.	2,800	87,070
NEC Mobiling Ltd.	900	51,223
Nitori Holdings Co., Ltd.	1,650	124,480
Parco Co., Ltd.	4,000	52,437
Point, Inc.	1,120	54,409
Rakuten, Inc.	6,700	71,465
Ryohin Keikaku Co., Ltd.	1,800	169,988
The Daiei, Inc. *	58,600	230,343
USS Co., Ltd.	790	101,345
Xebio Co., Ltd.	3,300	77,791

		2,778,135

Semiconductors & Semiconductor Equipment 0.7%
Advantest Corp.	8,300	124,357
Dainippon Screen Manufacturing Co., Ltd. *	12,000	61,894
Disco Corp.	1,000	64,623
Mimasu Semiconductor Industry Co., Ltd.	3,700	37,452
Renesas Electronics Corp. (a)*	26,900	78,294
Sanken Electric Co., Ltd.	13,000	60,870
Shinko Electric Industries Co., Ltd.	9,800	99,931
Sumco Corp.	14,300	150,106
Tokyo Seimitsu Co., Ltd.	2,000	44,019
ULVAC, Inc. *	8,000	62,576

		784,122

Software & Services 1.4%
Capcom Co., Ltd.	2,900	47,635
Dena Co., Ltd.	1,786	50,876
DTS Corp.	2,600	43,469
Fuji Soft, Inc.	2,900	77,574
IT Holdings Corp.	12,900	193,652
Itochu Techno-Solutions Corp.	1,700	80,899
NEC Networks & System Integration Corp.	3,600	78,936
Net One Systems Co., Ltd.	7,600	66,666
Nihon Unisys Ltd.	9,200	79,033
Nomura Research Institute Ltd.	7,000	210,859
NS Solutions Corp.	1,700	34,632

See financial notes 43

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NSD Co., Ltd.	4,200	47,860
OBIC Co., Ltd.	220	58,044
Oracle Corp., Japan	1,500	64,261
Otsuka Corp.	1,400	145,130
SCSK Corp.	2,776	61,860
Square Enix Holdings Co., Ltd.	5,700	70,051
Transcosmos, Inc.	2,600	36,316
Trend Micro, Inc.	3,500	98,129
Yahoo Japan Corp.	264	132,657

		1,678,539

Technology Hardware & Equipment 2.3%
Alps Electric Co., Ltd.	24,200	184,482
Amano Corp.	5,700	61,114
Anritsu Corp.	3,000	44,862
Azbil Corp.	5,800	125,240
Canon Electronics, Inc.	1,800	36,650
Citizen Holdings Co., Ltd.	26,200	154,999
Cmk Corp. *	11,400	39,725
Daiwabo Holdings Co., Ltd.	21,000	39,677
Eizo Corp.	2,400	41,559
Hamamatsu Photonics K.K.	2,300	94,828
Hirose Electric Co., Ltd.	1,300	186,926
Hitachi Kokusai Electric, Inc.	5,000	58,884
Horiba Ltd.	2,300	83,155
Hosiden Corp.	22,600	129,401
Japan Aviation Electronics Industry Ltd.	7,000	60,662
Macnica, Inc.	1,600	32,807
Nichicon Corp.	5,400	56,914
Nippon Chemi-Con Corp. *	23,000	78,409
Oki Electric Industry Co., Ltd. *	73,000	140,499
Riso Kagaku Corp.	2,100	40,154
Ryosan Co., Ltd.	6,600	119,677
Ryoyo Electro Corp.	5,500	49,668
Shimadzu Corp.	16,000	116,911
SMK Corp.	11,000	32,292
Star Micronics Co., Ltd.	4,100	47,652
Taiyo Yuden Co., Ltd.	11,700	169,478
Toshiba Tec Corp.	18,000	106,363
Yaskawa Electric Corp.	13,000	159,064
Yokogawa Electric Corp.	12,500	127,113

		2,619,165

Transportation 1.7%
ANA Holdings, Inc.	72,000	156,819
Fukuyama Transporting Co., Ltd.	13,000	72,593
Hitachi Transport System Ltd.	4,600	73,127
Japan Airport Terminal Co., Ltd.	4,000	61,783
Kamigumi Co., Ltd.	20,000	187,535
Keikyu Corp.	11,000	121,729
Keio Corp.	21,000	180,638
Keisei Electric Railway Co., Ltd.	10,000	105,728
Kintetsu World Express, Inc.	2,100	75,632
Mitsubishi Logistics Corp.	6,000	107,262
Mitsui-Soko Co., Ltd.	9,000	61,355
Nippon Konpo Unyu Soko Co., Ltd.	5,600	86,467
Nishi-Nippon Railroad Co., Ltd.	21,000	86,055
Odakyu Electric Railway Co., Ltd.	16,000	192,688
Sankyu, Inc.	34,000	151,965
Senko Co., Ltd.	9,000	48,797
Sotetsu Holdings, Inc.	18,000	70,054
The Sumitomo Warehouse Co., Ltd.	9,000	64,482
Yusen Logistics Co., Ltd.	3,000	31,587

		1,936,296

Utilities 0.2%
The Okinawa Electric Power Co., Inc.	2,600	96,003
Toho Gas Co., Ltd.	29,000	172,907

		268,910

		43,400,635

Luxembourg 0.5%

Banks 0.1%
Espirito Santo Financial Group S.A. (a)*	22,148	153,202

Commercial & Professional Supplies 0.1%
Regus plc	39,594	100,848

Household & Personal Products 0.1%
Oriflame Cosmetics S.A. SDR	2,559	92,767

Materials 0.1%
Ternium S.A. ADR	5,900	138,119

Telecommunication Services 0.1%
Colt Group S.A. *	48,323	86,322

		571,258

Netherlands 1.6%

Capital Goods 0.5%
Aalberts Industries N.V.	5,696	127,836
AerCap Holdings N.V. *	3,961	62,861
Arcadis N.V.	3,247	89,769
Koninklijke Boskalis Westminster N.V.	4,160	173,550
Royal Imtech N.V. (a)*	7,294	81,073
Sensata Technologies Holding N.V. *	1,200	40,140

		575,229

Commercial & Professional Supplies 0.1%
USG People N.V.	20,373	159,362

Consumer Durables & Apparel 0.1%
Accell Group	2,229	40,715
TomTom N.V. (a)*	15,387	69,487

		110,202

Food & Staples Retailing 0.2%
Sligro Food Group N.V.	3,238	106,748
X5 Retail Group N.V. - Reg’d GDR *	3,583	62,871

		169,619

Materials 0.1%
AMG Advanced Metallurgical Group N.V. *	3,982	36,739
Koninklijke Ten Cate N.V.	3,002	72,913

		109,652

Real Estate 0.3%
Corio N.V.	2,760	127,825
Eurocommercial Properties N.V.	1,204	49,137
VastNed Retail N.V.	1,464	65,401
Wereldhave N.V.	1,129	82,107

		324,470

Semiconductors & Semiconductor Equipment 0.0%
ASM International N.V.	1,497	50,005

44 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 0.0%
Unit 4 N.V.	1,068	36,399

Technology Hardware & Equipment 0.2%
Gemalto N.V.	1,888	154,330
TKH Group N.V. CVA	2,531	68,791

		223,121

Telecommunication Services 0.0%
Ziggo N.V.	1,055	37,728

Transportation 0.1%
Koninklijke Vopak N.V.	1,321	73,154

		1,868,941

New Zealand 0.4%

Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	25,430	97,273

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	23,202	52,753

Materials 0.1%
Nuplex Industries Ltd.	23,497	67,135

Media 0.1%
Sky Network Television Ltd.	12,108	59,408

Transportation 0.0%
Auckland International Airport Ltd.	20,349	54,091

Utilities 0.1%
Contact Energy Ltd.	18,409	83,314

		413,974

Norway 1.1%

Banks 0.1%
SpareBank 1 SR Bank A.S.A.	6,778	60,534
Sparebanken 1 SMN	6,798	57,882

		118,416

Capital Goods 0.1%
Veidekke A.S.A.	10,032	79,217

Commercial & Professional Supplies 0.1%
Tomra Systems A.S.A.	6,755	63,257

Diversified Financials 0.0%
Aker ASA, Class A (a)	1,634	50,530

Energy 0.3%
Fred Olsen Energy A.S.A.	1,760	76,781
Petroleum Geo-Services A.S.A.	11,105	163,159
TGS Nopec Geophysical Co. A.S.A.	4,202	151,092

		391,032

Food, Beverage & Tobacco 0.1%
Cermaq A.S.A.	4,154	62,041

Insurance 0.2%
Gjensidige Forsikring A.S.A. (a)	7,997	128,967
Storebrand ASA *	16,862	76,919

		205,886

Media 0.1%
Schibsted A.S.A.	2,229	97,014

Semiconductors & Semiconductor Equipment 0.1%
Renewable Energy Corp. A.S.A. (a)*	322,466	89,640

Software & Services 0.0%
Atea A.S.A.	4,804	51,928

Transportation 0.0%
Golden Ocean Group Ltd. *	58,147	56,058

		1,265,019

Portugal 0.5%

Banks 0.1%
Banco BPI S.A. - Reg’d *	62,580	89,857

Capital Goods 0.1%
Sonae	144,196	140,011

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	4,992	118,895

Materials 0.1%
CIMPOR-Cimentos de Portugal, SGPS, S.A.	10,091	45,449
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	8,670	81,981

		127,430

Media 0.1%
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS, S.A.	16,497	74,085

Utilities 0.0%
Redes Energeticas Nacionais S.A.	13,574	41,330

		591,608

Republic of Korea 0.0%

Automobiles & Components 0.0%
Zyle Motor Sales Corp. (b)(c)*	2,480	—

Capital Goods 0.0%
Daewoo Industrial Development Co., Ltd. (b)(c)*	1,773	—

		—

Singapore 1.8%

Capital Goods 0.3%
Cosco Corp., (Singapore) Ltd.	61,431	43,798
SembCorp Marine Ltd.	30,096	105,732
Singapore Technologies Engineering Ltd.	45,000	161,057

		310,587

Diversified Financials 0.1%
Singapore Exchange Ltd.	14,000	85,250

Energy 0.0%
Sakari Resources Ltd (b)(c)	18,000	21,629

Food & Staples Retailing 0.1%
Olam International Ltd.	59,704	81,585

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	203,000	87,477

Real Estate 0.6%
Ascendas REIT	28,000	62,693
CapitaCommercial Trust	31,302	43,584
CapitaLand Ltd.	59,000	179,929

See financial notes 45

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CapitaMall Trust	38,000	71,651
City Developments Ltd.	14,000	128,352
Keppel Land Ltd.	14,000	46,254
Suntec Real Estate Investment Trust	36,000	56,922
UOL Group Ltd.	12,000	69,674
Wing Tai Holdings Ltd.	30,000	53,145

		712,204

Retailing 0.2%
Jardine Cycle & Carriage Ltd.	5,000	198,172

Telecommunication Services 0.1%
M1 Ltd.	18,000	49,395
StarHub Ltd.	23,000	88,446

		137,841

Transportation 0.3%
Hutchison Port Holdings Trust, Class U	135,000	112,247
Neptune Orient Lines Ltd. (a)*	140,000	124,902
SATS Ltd.	27,749	70,945
Singapore Post Ltd.	55,000	57,638
SMRT Corp., Ltd.	33,000	39,657

		405,389

		2,040,134

Spain 2.1%

Banks 0.2%
Banco Espanol de Credito S.A. *	14,156	65,213
Bankinter S.A. (b)	13,415	49,397
Bankinter S.A.	24,147	88,797
Caja de Ahorros del Mediterraneo (b)(c)*	5,382	—

		203,407

Capital Goods 0.5%
Abengoa S.A.	9,240	24,726
Construcciones y Auxiliar de Ferrocarriles S.A.	77	30,394
Gamesa Corp. Tecnologica S.A.	72,453	283,262
Obrascon Huarte Lain S.A.	3,150	116,500
Sacyr Vallehermoso S.A. *	23,082	48,033
Zardoya Otis S.A.	7,212	100,761

		603,676

Commercial & Professional Supplies 0.0%
Prosegur Cia de Seguridad S.A. - Reg’d	7,476	41,790

Consumer Services 0.1%
Melia Hotels International S.A.	4,711	34,902
NH Hoteles S.A. *	11,834	41,216

		76,118

Diversified Financials 0.1%
Bolsas y Mercados Espanoles (a)	3,743	101,594

Energy 0.1%
Tecnicas Reunidas S.A.	1,287	62,364

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	6,012	123,328
Pescanova S.A. (b)*	1,125	4,378
Viscofan S.A.	1,442	74,898

		202,604

Insurance 0.2%
Grupo Catalana Occidente S.A.	2,679	60,709
Mapfre S.A.	58,093	212,769

		273,478

Materials 0.1%
Acerinox S.A. (a)	13,705	147,886

Media 0.2%
Antena 3 de Television S.A.	6,953	42,403
Mediaset Espana Comunicacion S.A. *	20,352	159,520

		201,923

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	4,106	54,280
Grifols S.A. *	1,082	43,432
Grifols S.A. ADR *	615	19,206

		116,918

Software & Services 0.3%
Amadeus IT Holding S.A., A Shares	6,159	181,731
Indra Sistemas S.A. (a)	12,521	168,465

		350,196

		2,381,954

Sweden 2.3%

Capital Goods 0.3%
Indutrade AB	1,483	51,713
Lindab International AB	11,820	92,979
NIBE Industrier AB, B Shares	2,358	38,486
Peab AB	21,326	119,669
Saab AB, Class B	4,425	97,124

		399,971

Commercial & Professional Supplies 0.2%
AF AB, B Shares	1,664	45,822
Intrum Justitia AB	3,210	66,020
Loomis AB, B Shares	5,798	113,346

		225,188

Consumer Durables & Apparel 0.2%
JM AB	6,822	153,641
Nobia AB	15,274	87,930

		241,571

Diversified Financials 0.2%
D. Carnegie & Co. AB (b)(c)*	851	—
L E Lundbergforetagen AB, B Shares	2,081	81,346
Ratos AB, B Shares	16,088	155,456

		236,802

Energy 0.1%
Lundin Petroleum AB *	2,467	59,319

Food & Staples Retailing 0.1%
Axfood AB	1,649	72,660

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	1,310	68,723

Health Care Equipment & Services 0.2%
Elekta AB, B Shares	4,529	69,445
Getinge AB, B Shares	5,427	163,639

		233,084

46 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.2%
BillerudKorsnas AB	6,191	61,451
Hoganas AB, B Shares	1,357	65,000
Holmen AB, B Shares	4,432	124,228

		250,679

Media 0.1%
Modern Times Group AB, B Shares	3,137	134,640

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	9,693	116,030

Real Estate 0.2%
Castellum AB	4,748	71,094
Fabege AB	6,335	68,608
Kungsleden AB	15,506	108,724

		248,426

Retailing 0.1%
Bilia AB, A Shares	4,321	75,075
Clas Ohlson AB, B Shares	2,248	30,313

		105,388

Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	4,566	130,991

Transportation 0.1%
SAS AB *	63,193	138,429

		2,661,901

Switzerland 2.7%

Banks 0.1%
Banque Cantonale Vaudoise - Reg’d	75	41,556
Valiant Holding AG - Reg’d	554	51,943

		93,499

Capital Goods 0.6%
AFG Arbonia-Forster Holding AG - Reg’d *	2,344	67,147
Georg Fischer AG - Reg’d *	363	158,103
Huber & Suhner AG - Reg’d	821	40,088
Implenia AG *	843	46,284
OC Oerlikon Corp. AG - Reg’d	5,401	62,519
Rieter Holding AG - Reg’d *	369	61,671
Sulzer AG - Reg’d	1,091	186,441
Zehnder Group AG	744	32,917

		655,170

Commercial & Professional Supplies 0.1%
DKSH Holding Ltd.	930	80,875
Gategroup Holding AG *	2,166	41,931
Kaba Holding AG - Reg’d, Series B *	118	46,195

		169,001

Consumer Durables & Apparel 0.0%
Forbo Holding AG - Reg’d	74	47,780

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d, Series B *	304	92,787

Diversified Financials 0.2%
Julius Baer Group Ltd. *	4,148	165,357
Partners Group Holding AG	186	47,721

		213,078

Food, Beverage & Tobacco 0.3%
Aryzta AG *	2,864	177,827
Barry Callebaut AG - Reg’d *	69	67,413
Lindt & Spruengli AG	12	46,484
Lindt & Spruengli AG - Reg’d	2	89,127

		380,851

Health Care Equipment & Services 0.2%
Nobel Biocare Holding AG - Reg’d *	10,036	112,485
Sonova Holding AG - Reg’d *	924	100,659
Straumann Holding AG - Reg’d	314	41,221

		254,365

Insurance 0.1%
Helvetia Holding AG - Reg’d	292	122,504

Materials 0.2%
Ems-Chemie Holding AG - Reg’d	308	89,070
Ferrexpo plc	10,918	30,457
Schmolz & Bickenbach AG - Reg’d *	24,991	73,272

		192,799

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Actelion Ltd. - Reg’d *	2,307	141,254
Galenica AG - Reg’d	142	93,238

		234,492

Real Estate 0.1%
Allreal Holding AG - Reg’d *	255	37,326
Swiss Prime Site AG - Reg’d *	760	62,318

		99,644

Retailing 0.2%
Dufry AG - Reg’d *	548	73,007
Valora Holding AG - Reg’d	516	101,446

		174,453

Technology Hardware & Equipment 0.1%
Kudelski S.A. - BR	3,120	39,334
Logitech International S.A. - Reg’d (a)*	14,575	92,935

		132,269

Transportation 0.1%
Flughafen Zuerich AG - Reg’d	140	68,095
Panalpina Welttransport Holding AG - Reg’d	1,044	101,616

		169,711

Utilities 0.1%
Alpiq Holding AG - Reg’d *	649	82,364

		3,114,767

United Kingdom 12.5%

Banks 0.0%
Paragon Group Cos. plc	9,736	47,298

Capital Goods 1.6%
Ashtead Group plc	24,522	224,265
Bodycote plc	13,870	111,751
Chemring Group plc	12,714	53,540
Fenner plc	7,286	39,853
Galliford Try plc	6,737	103,283
Interserve plc	15,411	113,449
Invensys plc	35,509	212,594
Keller Group plc	10,416	139,064

See financial notes 47

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kier Group plc	3,194	58,182
Melrose Industries plc	19,248	72,960
Morgan Advanced Materials plc	18,723	76,218
QinetiQ Group plc	47,501	139,845
Rotork plc	1,962	88,763
Senior plc	15,866	62,970
Spirax-Sarco Engineering plc	2,408	98,370
The Weir Group plc	5,430	186,282
Ultra Electronics Holdings plc	2,411	61,859

		1,843,248

Commercial & Professional Supplies 1.1%
Babcock International Group plc	8,378	139,410
Berendsen plc	15,752	189,293
Cape plc	11,454	53,065
De La Rue plc	8,951	129,516
Homeserve plc	19,421	63,224
Intertek Group plc	2,745	141,216
Mears Group plc	6,574	35,792
Michael Page International plc	21,752	126,258
Mitie Group plc	26,123	112,118
RPS Group plc	15,290	59,317
Shanks Group plc	50,347	64,037
Sthree plc	11,120	57,994
WS Atkins plc	5,043	70,725

		1,241,965

Consumer Durables & Apparel 0.6%
Bellway plc	11,095	232,083
Berkeley Group Holdings plc	5,285	171,362
Bovis Homes Group plc	8,833	105,399
Guinness Peat Group plc *	210,865	100,312
Redrow plc *	14,731	49,002
The Vitec Group plc	2,976	28,384

		686,542

Consumer Services 0.9%
Betfair Group plc	4,100	55,202
Dignity plc	2,683	57,396
Greene King plc	15,657	176,955
J.D. Wetherspoon plc	10,240	93,497
Ladbrokes plc	53,159	156,396
Marston’s plc	60,400	135,943
Millennium & Copthorne Hotels plc	6,578	57,879
Mitchells & Butlers plc *	34,271	178,333
Rank Group plc	16,329	42,613
Restaurant Group plc	11,525	86,354
Spirit Pub Co. plc	37,493	37,811

		1,078,379

Diversified Financials 1.7%
3i Group plc	25,964	132,769
Aberdeen Asset Management plc	18,065	126,099
Ashmore Group plc	9,401	58,387
Close Brothers Group plc	8,139	131,400
F&C Asset Management plc	37,858	57,631
Henderson Group plc	64,756	166,421
IG Group Holdings plc	13,217	110,702
Intermediate Capital Group plc	21,367	140,467
International Personal Finance	17,051	135,224
Investec plc	25,199	178,440
Jupiter Fund Management plc	8,717	44,877
London Stock Exchange Group plc	8,724	182,040
Provident Financial plc	6,892	174,703
Rathbone Brothers plc	1,422	32,249
Schroders plc	4,274	155,227
Schroders plc, Non Voting Shares	1,664	47,900
Tullett Prebon plc	17,409	66,251

		1,940,787

Energy 0.5%
Enquest plc *	19,256	38,579
Hunting plc	6,811	85,531
Petrofac Ltd.	4,768	100,214
Premier Oil plc *	11,718	68,009
Subsea 7 S.A.	5,449	117,634
Tullow Oil plc	7,825	121,974

		531,941

Food & Staples Retailing 0.2%
Booker Group plc	104,530	193,346
Greggs plc	12,455	80,226

		273,572

Food, Beverage & Tobacco 0.4%
Britvic plc	13,087	89,485
Cranswick plc	4,873	80,009
Dairy Crest Group plc	20,298	145,442
Premier Foods plc *	107,149	121,501

		436,437

Health Care Equipment & Services 0.0%
Synergy Health plc	2,572	43,428

Household & Personal Products 0.1%
McBride plc *	22,894	40,719
PZ Cussons plc	11,911	73,891

		114,610

Insurance 0.8%
Admiral Group plc	6,592	131,313
Beazley plc	28,267	98,748
Catlin Group Ltd.	21,286	174,004
Hiscox Ltd.	19,617	170,992
Jardine Lloyd Thompson Group plc	4,626	60,997
Lancashire Holdings Ltd.	11,201	147,476
Phoenix Group Holdings	10,574	104,230

		887,760

Materials 0.8%
Croda International plc	2,168	83,575
DS Smith plc	48,546	176,375
Elementis plc	13,116	53,846
Eurasian Natural Resources Corp.	24,990	107,464
Evraz plc	40,599	98,797
Filtrona plc	7,727	84,980
Lonmin plc *	25,179	105,617
Petropavlovsk plc	7,635	17,300
Randgold Resources Ltd.	495	40,047
RPC Group plc	8,604	53,202
Victrex plc	1,770	44,159

		865,362

Media 0.2%
Cineworld Group plc	9,535	42,878
Daily Mail & General Trust plc	14,207	151,824
Mecom Group plc	34,480	22,851

		217,553

48 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Hikma Pharmaceuticals plc	3,051	46,384

Real Estate 0.6%
Derwent London plc	1,284	46,070
Great Portland Estates plc	4,710	38,963
Hammerson plc	20,813	168,178
Intu Properties plc	22,151	117,975
Mapeley Ltd. (b)(c)*	2,199	—
Savills plc	10,126	91,544
Segro plc	37,015	153,274
Songbird Estates plc *	39,433	85,755

		701,759

Retailing 0.8%
Carpetright plc *	3,182	31,134
Darty plc	197,131	150,045
Debenhams plc	103,890	134,384
Halfords Group plc	26,513	142,002
Howden Joinery Group plc	14,340	55,458
John Menzies plc	3,647	41,327
Lookers plc	32,133	46,669
Mothercare plc *	15,895	78,269
N Brown Group plc	10,346	71,638
Sports Direct International plc *	5,904	42,903
WH Smith plc	11,923	137,225

		931,054

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	11,000	171,093
CSR plc	12,118	92,921

		264,014

Software & Services 0.2%
Aveva Group plc	1,007	34,760
Computacenter plc	14,512	101,314
Micro Focus International plc	5,129	53,392
Xchanging plc	26,027	54,175

		243,641

Technology Hardware & Equipment 0.7%
Domino Printing Sciences plc	4,023	41,670
Electrocomponents plc	38,432	143,633
Halma plc	11,707	91,136
Laird plc	26,889	90,750
Pace plc	18,321	70,664
Premier Farnell plc	21,331	70,130
Spectris plc	3,874	127,167
Spirent Communications plc	30,336	61,502
TT Electronics plc	20,255	52,386
Xyratex Ltd.	5,200	55,536

		804,574

Telecommunication Services 0.3%
Inmarsat plc	16,536	185,870
KCOM Group plc	30,212	39,726
TalkTalk Telecom Group plc	31,174	121,399

		346,995

Transportation 0.8%
BBA Aviation plc	32,640	127,439
easyJet plc	8,403	146,124
Go-Ahead Group plc	3,994	96,147
International Consolidated Airlines Group S.A. *	57,449	243,409
Northgate plc *	32,442	170,835
Stagecoach Group plc	21,726	103,843
Stolt-Nielsen Ltd.	3,333	68,781

		956,578

		14,503,881

Total Common Stock
(Cost $94,108,625)		111,781,464

Preferred Stock 0.5% of net assets

Germany 0.5%

Automobiles & Components 0.1%
Porsche Automobil Holding SE	1,682	132,079

Capital Goods 0.1%
Jungheinrich AG	1,440	59,460

Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGAA	472	58,249

Materials 0.1%
Fuchs Petrolub AG	1,277	107,786

Media 0.1%
ProSiebenSat.1 Media AG	3,555	135,686

		493,260

United Kingdom 0.0%

Household & Personal Products 0.0%
McBride plc (b)	389,198	605

Total Preferred Stock
(Cost $333,941)		493,865

Other Investment Companies 0.9% of net assets

Australia 0.0%
Australian Infrastructure Fund	14,576	47,599

United States 0.9%
iShares MSCI EAFE Small Cap Index Fund (a)	23,000	1,047,190

Total Other Investment Companies
(Cost $937,056)		1,094,789

See financial notes 49

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.2% of net assets

Time Deposits 3.1%
Bank of Tokyo-Mitsubishi UFJ
US Dollar
0.03%, 05/01/13	3,433,129	3,433,129
Brown Brothers Harriman
Canadian Dollar
0.24%, 05/01/13	6,218	6,172
Hong Kong Dollar
0.01%, 05/01/13	5,811	749
Japanese Yen
0.01%, 05/01/13	518,181	5,316
Pound Sterling
0.07%, 05/01/13	3,886	6,036
Swedish Krona
0.05%, 05/01/13	75,460	11,643
Swiss Franc
0.00%, 05/01/13	435	468
Citibank
Euro
(0.00)%, 05/01/13	15,068	19,843
DNB
US Dollar
0.03%, 05/01/13	36,910	36,910
JPMorgan Chase
Norwegian Krone
0.40%, 05/01/13	126,751	21,981

		3,542,247

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.07%, 06/20/13 (d)(e)	10,000	9,999
0.09%, 06/20/13 (d)(e)	167,000	166,980

		176,979

Total Short-Term Investments
(Cost $3,719,226)		3,719,226

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 2.8% of net assets

Wells Fargo Advantage Government Money Market Fund	3,235,192	3,235,192

Total Collateral Invested for Securities on Loan
(Cost $3,235,192)		3,235,192

End of Collateral Invested for Securities on Loan.

At 04/30/13, the tax basis cost of the fund’s investments was $99,772,946 and the unrealized appreciation and depreciation were $22,941,525 and ($5,625,127), respectively, with a net unrealized appreciation of $17,316,398.

At 04/30/13, the values of certain foreign securities held by the fund aggregating $96,271,539 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $21,629 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

MSCI EAFE, e-mini, Long, expires 06/21/13	19	1,653,760	76,178

50 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

90.0%	Common Stock	286,472,038	292,368,067
8.7%	Preferred Stock	32,364,495	28,157,895
0.7%	Other Investment Company	2,399,360	2,380,950
0.4%	Short-Term Investments	1,212,180	1,212,180

99.8%	Total Investments	322,448,073	324,119,092
0.1%	Collateral Invested for Securities on Loan	284,700	284,700
0.1%	Other Assets and Liabilities, Net		203,046

100.0%	Total Net Assets		324,606,838

	Number	Value
Security	of Shares	($)

Common Stock 90.0% of net assets

Brazil 5.8%

Banks 1.3%
Banco Bradesco S.A.	77,770	1,346,471
Banco do Brasil S.A.	191,500	2,405,296
Itau Unibanco Holding S.A.	22,658	386,174

		4,137,941

Capital Goods 0.2%
Embraer S.A.	83,600	731,644

Diversified Financials 0.2%
BM&F BOVESPA S.A.	94,900	658,833

Energy 1.9%
Petroleo Brasileiro S.A. - Petrobras	633,300	6,071,070

Food, Beverage & Tobacco 0.4%
BRF-Brasil Foods S.A.	39,500	977,259
Companhia de Bebidas das Americas	5,380	219,959

		1,197,218

Materials 1.2%
Companhia Siderurgica Nacional S.A.	183,300	723,764
Gerdau S.A.	26,300	177,853
Usinas Siderurgicas de Minas Gerais S.A. *	37,600	190,936
Vale S.A.	165,800	2,838,261

		3,930,814

Telecommunication Services 0.1%
Oi S.A.	21,514	63,335
Tim Participacoes S.A.	102,856	433,890

		497,225

Utilities 0.5%
Centrais Eletricas Brasileiras S.A.	123,103	334,099
Cia de Saneamento Basico do Estado de Sao Paulo	36,900	519,173
Companhia Energetica de Minas Gerais	10,056	127,161
CPFL Energia S.A.	49,500	533,162

		1,513,595

		18,738,340

Chile 0.8%

Energy 0.2%
Empresas Copec S.A.	44,255	632,575

Materials 0.1%
Empresas CMPC S.A.	106,328	387,585

Utilities 0.5%
Empresa Nacional de Electricidad S.A.	307,809	545,311
Enersis S.A.	2,402,374	904,889

		1,450,200

		2,470,360

China 11.0%

Banks 4.3%
Agricultural Bank of China Ltd., Class H	1,421,600	681,221
Bank of China Ltd., Class H	7,054,234	3,305,149
BOC Hong Kong (Holdings) Ltd.	235,000	809,853
China Construction Bank Corp., Class H	6,560,000	5,505,877
China Merchants Bank Co., Ltd., Class H	206,350	440,787
Industrial & Commercial Bank of China Ltd., Class H	4,383,172	3,089,718

		13,832,605

Capital Goods 0.3%
China Communications Construction Co., Ltd., Class H	565,000	542,280
Citic Pacific Ltd. (a)	293,000	355,277

		897,557

Consumer Durables & Apparel 0.1%
Yue Yuen Industrial Holdings Ltd.	117,000	405,482

Energy 3.1%
China Petroleum & Chemical Corp., Class H	3,228,000	3,562,304
China Shenhua Energy Co., Ltd., Class H	214,000	758,815
CNOOC Ltd.	1,245,000	2,331,971
PetroChina Co., Ltd., Class H	2,635,000	3,358,646

		10,011,736

See financial notes 51

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	130,000	446,308

Insurance 0.5%
China Life Insurance Co., Ltd., Class H	402,000	1,111,924
Ping An Insurance (Group) Co. of China Ltd., Class H	56,000	444,466

		1,556,390

Technology Hardware & Equipment 0.1%
Lenovo Group Ltd.	536,000	490,322

Telecommunication Services 2.5%
China Mobile Ltd.	551,500	6,065,735
China Telecom Corp., Ltd., Class H	2,318,000	1,187,642
China Unicom (Hong Kong) Ltd.	657,056	947,404

		8,200,781

		35,841,181

Colombia 0.2%

Banks 0.1%
Bancolombia S.A.	16,600	272,864

Energy 0.1%
Ecopetrol S.A.	203,831	490,288

		763,152

Czech Republic 0.6%

Materials 0.3%
Unipetrol A/S *	106,421	934,521

Telecommunication Services 0.1%
Telefonica Czech Republic A/S	27,383	395,640

Utilities 0.2%
CEZ A/S	25,446	738,220

		2,068,381

Egypt 0.3%

Telecommunication Services 0.3%
Orascom Telecom Holding S.A.E. GDR - Reg’d *	264,187	891,281

Hungary 0.7%

Banks 0.3%
OTP Bank plc	43,595	910,188

Energy 0.3%
MOL Hungarian Oil & Gas plc	14,625	1,039,563

Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc	260,820	482,396

		2,432,147

India 3.1%

Banks 0.5%
Housing Development Finance Corp., Ltd.	29,263	460,962
ICICI Bank Ltd.	34,727	754,123
State Bank of India	12,412	522,605

		1,737,690

Energy 1.6%
Indian Oil Corp., Ltd.	86,426	480,296
Oil & Natural Gas Corp., Ltd.	278,294	1,690,714
Reliance Industries Ltd.	192,625	2,821,869

		4,992,879

Materials 0.3%
Hindalco Industries Ltd.	244,363	442,881
Tata Steel Ltd.	76,890	433,631

		876,512

Software & Services 0.5%
Infosys Ltd.	25,613	1,060,914
Tata Consultancy Services Ltd.	17,064	436,757

		1,497,671

Telecommunication Services 0.1%
Bharti Airtel Ltd.	75,585	448,249

Utilities 0.1%
NTPC Ltd.	137,331	401,357

		9,954,358

Indonesia 0.8%

Automobiles & Components 0.3%
PT Astra International Tbk	1,022,500	773,671

Energy 0.1%
PT Bumi Resources Tbk	4,666,500	322,586

Telecommunication Services 0.4%
PT Telekomunikasi Indonesia (Persero) Tbk	1,135,500	1,368,031

		2,464,288

Malaysia 1.6%

Banks 0.6%
CIMB Group Holdings Berhad	195,900	498,713
Malayan Banking Berhad	182,000	575,768
Public Bank Berhad	157,400	849,826

		1,924,307

Capital Goods 0.2%
Sime Darby Berhad	226,300	702,435

Consumer Services 0.2%
Genting Berhad	139,900	483,163

Telecommunication Services 0.4%
Axiata Group Berhad	311,300	693,073
Telekom Malaysia Berhad	352,900	640,265

		1,333,338

Utilities 0.2%
Tenaga Nasional Berhad	309,300	798,068

		5,241,311

52 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Mexico 4.1%

Banks 0.2%
Grupo Financiero Banorte S.A.B. de C.V., Class O	79,100	596,460

Capital Goods 0.1%
Alfa S.A.B., Class A	245,000	569,003

Food & Staples Retailing 0.4%
Wal-Mart de Mexico S.A.B. de C.V., Series V	386,900	1,231,218

Food, Beverage & Tobacco 0.6%
Fomento Economico Mexicano S.A.B. de C.V.	112,500	1,279,422
Grupo Bimbo S.A.B. de C.V., Series A	193,900	630,934

		1,910,356

Materials 1.3%
Cemex S.A.B. de C.V., Series CPO *	2,975,128	3,354,348
Grupo Mexico S.A.B. de C.V., Series B	262,700	940,262

		4,294,610

Media 0.4%
Grupo Televisa S.A.B., Series CPO	243,900	1,238,351

Telecommunication Services 1.1%
America Movil S.A.B. de C.V., Series L	3,305,100	3,557,617

		13,397,615

Poland 2.1%

Banks 0.2%
Bank Pekao S.A.	7,347	352,472
Powszechna Kasa Oszczednosci Bank Polski S.A.	39,609	412,449

		764,921

Energy 0.6%
Polski Koncern Naftowy Orlen S.A. *	130,723	2,029,757

Insurance 0.3%
Powszechny Zaklad Ubezpieczen S.A.	6,212	856,823

Materials 0.4%
KGHM Polska Miedz S.A.	26,773	1,259,692

Telecommunication Services 0.2%
Telekomunikacja Polska S.A.	298,370	665,627

Utilities 0.4%
PGE S.A.	141,073	733,153
Tauron Polska Energia S.A.	459,880	613,655

		1,346,808

		6,923,628

Republic of Korea 20.8%

Automobiles & Components 1.6%
Hyundai Mobis	5,367	1,220,289
Hyundai Motor Co.	16,832	3,056,406
Kia Motors Corp.	19,011	948,289

		5,224,984

Banks 1.6%
Hana Financial Group, Inc.	40,157	1,286,075
KB Financial Group, Inc.	41,590	1,360,092
Shinhan Financial Group Co., Ltd.	55,190	1,911,621
Woori Finance Holdings Co., Ltd.	67,760	733,710

		5,291,498

Capital Goods 3.6%
Daelim Industrial Co., Ltd.	5,642	395,162
GS Engineering & Construction Corp.	7,863	216,453
Hyundai Engineering & Construction Co., Ltd.	6,598	346,946
Hyundai Heavy Industries Co., Ltd.	7,303	1,336,146
LG Corp.	75,268	4,489,899
Samsung C&T Corp.	20,100	1,078,930
Samsung Heavy Industries Co., Ltd.	15,120	482,395
SK Holdings Co., Ltd.	17,393	2,510,332
SK Networks Co., Ltd.	99,550	660,332

		11,516,595

Consumer Durables & Apparel 1.1%
LG Electronics, Inc.	46,240	3,706,271

Energy 1.0%
GS Holdings	14,211	704,262
S-Oil Corp.	8,250	665,092
SK Innovation Co., Ltd.	13,026	1,781,104

		3,150,458

Food, Beverage & Tobacco 0.3%
KT&G Corp.	13,040	938,956

Insurance 0.6%
Hanwha Life Insurance Co., Ltd. *	66,330	403,861
Samsung Fire & Marine Insurance Co., Ltd.	3,676	756,493
Samsung Life Insurance Co., Ltd.	7,105	700,332

		1,860,686

Materials 2.4%
Cheil Industries, Inc.	5,300	457,258
Hanwha Corp.	14,460	409,887
Hyosung Corp.	7,260	365,879
Hyundai Steel Co.	8,226	571,510
LG Chem Ltd.	4,829	1,142,816
Lotte Chemical Corp.	2,370	350,775
POSCO	15,782	4,536,174

		7,834,299

Retailing 0.5%
Lotte Shopping Co., Ltd.	1,666	622,162
Shinsegae Co., Ltd.	3,937	846,496

		1,468,658

Semiconductors & Semiconductor Equipment 4.8%
Samsung Electronics Co., Ltd.	10,273	14,207,756
SK Hynix, Inc. *	53,040	1,444,616

		15,652,372

See financial notes 53

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 0.3%
SK C&C Co., Ltd.	12,004	1,007,992

Technology Hardware & Equipment 0.9%
LG Display Co., Ltd. *	68,050	1,862,084
Samsung Electro-Mechanics Co., Ltd.	5,039	451,533
Samsung SDI Co., Ltd.	4,355	507,742

		2,821,359

Telecommunication Services 1.4%
KT Corp.	54,780	1,792,340
LG Uplus Corp. *	83,100	785,320
SK Telecom Co., Ltd.	11,432	2,012,315

		4,589,975

Utilities 0.7%
Korea Electric Power Corp. *	81,620	2,353,286

		67,417,389

Russia 14.7%

Banks 0.7%
Sberbank of Russia ADR *	181,254	2,339,395

Energy 11.7%
Gazprom ADR	1,493,970	11,897,920
LUKOIL ADR	239,505	15,228,667
NovaTek OAO GDR - Reg’d.	8,411	853,822
Rosneft Oil Co. GDR - Reg’d	273,215	1,873,854
Surgutneftegas ADR	719,007	6,134,276
Tatneft ADR	53,812	2,041,688

		38,030,227

Materials 0.9%
Mining & Metallurgical Co. Norilsk Nickel OJSC ADR	155,278	2,396,822
Severstal GDR - Reg’d	58,982	505,029

		2,901,851

Telecommunication Services 1.3%
Mobile TeleSystems ADR	101,551	2,102,106
Rostelecom OJSC ADR *	44,840	1,003,690
Sistema JSFC GDR - Reg’d	52,940	1,012,390

		4,118,186

Utilities 0.1%
Federal Hydrogenerating Co., ADR	243,956	421,336

		47,810,995

South Africa 6.5%

Banks 0.7%
ABSA Group Ltd.	29,669	488,803
Nedbank Group Ltd.	20,246	430,497
Standard Bank Group Ltd.	115,450	1,443,642

		2,362,942

Capital Goods 0.8%
Aveng Ltd.	172,231	566,202
Barloworld Ltd.	73,966	774,815
Bidvest Group Ltd.	49,687	1,293,257

		2,634,274

Consumer Durables & Apparel 0.1%
Steinhoff International Holdings Ltd. *	172,052	459,542

Diversified Financials 0.5%
FirstRand Ltd.	255,910	890,337
Remgro Ltd.	29,656	598,236

		1,488,573

Energy 1.2%
Sasol Ltd.	87,533	3,791,624

Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	23,863	453,152

Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	16,164	503,455

Insurance 0.3%
Sanlam Ltd.	178,250	914,568

Materials 1.0%
Anglo American Platinum Ltd. *	8,075	307,759
AngloGold Ashanti Ltd.	10,097	194,808
ArcelorMittal South Africa Ltd. *	151,245	388,665
Gold Fields Ltd.	76,313	572,160
Impala Platinum Holdings Ltd.	80,975	1,109,717
Sappi Ltd. *	188,021	565,729

		3,138,838

Media 0.2%
Naspers Ltd., Class N	9,860	660,744

Retailing 0.2%
Imperial Holdings Ltd.	29,897	662,782

Telecommunication Services 1.3%
MTN Group Ltd.	172,821	3,118,725
Telkom South Africa Ltd. *	565,456	806,579
Vodacom Group Ltd.	23,118	271,047

		4,196,351

		21,266,845

Taiwan 13.7%

Banks 0.4%
Chinatrust Financial Holding Co., Ltd.	983,425	597,244
Mega Financial Holding Co., Ltd.	704,404	543,770

		1,141,014

Capital Goods 0.3%
Far Eastern New Century Corp.	605,743	652,805
Walsin Lihwa Corp. *	1,499,000	465,479

		1,118,284

Consumer Durables & Apparel 0.2%
Pou Chen Corp.	566,267	668,417

Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	547,674	783,576

Energy 0.3%
Formosa Petrochemical Corp.	304,330	828,819

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	314,794	620,301

Insurance 0.2%
Cathay Financial Holding Co., Ltd.	525,357	707,877

54 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 2.3%
China Steel Corp.	2,062,544	1,819,700
Formosa Chemicals & Fibre Corp.	713,420	1,672,518
Formosa Plastics Corp.	594,820	1,445,002
Nan Ya Plastics Corp.	922,160	1,839,970
Taiwan Cement Corp.	423,299	562,683

		7,339,873

Semiconductors & Semiconductor Equipment 3.2%
Advanced Semiconductor Engineering, Inc.	683,094	595,799
MediaTek, Inc.	112,138	1,368,482
Siliconware Precision Industries Co.	660,270	792,008
Taiwan Semiconductor Manufacturing Co., Ltd.	1,750,689	6,497,562
United Microelectronics Corp.	2,694,965	1,032,733

		10,286,584

Technology Hardware & Equipment 5.6%
Innolux Corp. *	1,308,357	819,231
Acer, Inc. *	1,280,496	1,034,925
Asustek Computer, Inc.	178,041	2,073,706
AU Optronics Corp. *	4,387,800	2,068,121
Compal Electronics, Inc.	1,615,305	1,046,340
Delta Electronics, Inc.	210,025	1,007,661
Foxconn Technology Co., Ltd.	129,197	340,517
Hon Hai Precision Industry Co., Ltd.	1,428,546	3,692,472
HTC Corp.	142,473	1,456,309
Inventec Corp.	1,463,639	585,379
Lite-On Technology Corp.	518,299	933,350
Pegatron Corp. *	735,264	1,205,427
Quanta Computer, Inc.	423,500	876,614
Synnex Technology International Corp.	196,000	331,890
Wistron Corp.	685,498	696,683

		18,168,625

Telecommunication Services 0.8%
Chunghwa Telecom Co., Ltd.	558,906	1,784,081
Far EasTone Telecommunications Co., Ltd.	191,622	466,849
Taiwan Mobile Co., Ltd.	132,600	483,229

		2,734,159

		44,397,529

Thailand 1.1%

Energy 0.9%
PTT Exploration & Production PCL	100,000	524,702
PTT PCL	156,887	1,742,595
Thai Oil PCL	214,700	482,800

		2,750,097

Telecommunication Services 0.2%
Advanced Info Service PCL - Reg’d	81,375	748,595

		3,498,692

Turkey 1.9%

Banks 0.9%
Akbank T.A.S.	95,670	503,747
Turkiye Garanti Bankasi A/S	145,039	802,489
Turkiye Is Bankasi, Class C	178,223	689,365
Turkiye Vakiflar Bankasi T.A.O., Class D	213,030	762,295

		2,757,896

Capital Goods 0.3%
KOC Holding A/S	168,609	1,022,390

Diversified Financials 0.2%
Haci Omer Sabanci Holding A/S	105,159	655,463

Energy 0.3%
Tupras-Turkiye Petrol Rafinerileri A/S	32,427	906,241

Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S *	117,999	734,728

		6,076,718

United Arab Emirates 0.2%

Real Estate 0.2%
Emaar Properties PJSC	466,445	713,857

Total Common Stock
(Cost $286,472,038)		292,368,067

Preferred Stock 8.7% of net assets

Brazil 7.9%

Banks 2.2%
Banco Bradesco S.A.	170,176	2,798,342
Itau Unibanco Holding S.A.	230,300	3,872,194
Itausa - Investimentos Itau S.A.	101,268	505,138

		7,175,674

Energy 2.1%
Petroleo Brasileiro S.A.	680,200	6,830,048

Food, Beverage & Tobacco 0.3%
Companhia de Bebidas das Americas	26,069	1,078,852

Materials 2.3%
Bradespar S.A.	27,700	353,873
Gerdau S.A.	170,100	1,328,833
Metalurgica Gerdau S.A.	134,400	1,332,077
Usinas Siderurgicas de Minas Gerais S.A., Class A *	139,000	685,013
Vale S.A., Class A	222,000	3,621,682

		7,321,478

Telecommunication Services 0.5%
Oi S.A.	134,811	333,532
Telefonica Brasil S.A.	44,432	1,179,450

		1,512,982

Utilities 0.5%
Centrais Eletricas Brasileiras S.A., Class B	87,700	458,061

See financial notes 55

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Companhia Energetica de Minas Gerais	80,685	1,031,977
Eletropaulo Metropolitana S.A.	58,300	241,563

		1,731,601

		25,650,635

Colombia 0.1%

Banks 0.1%
Bancolombia S.A.	18,400	301,443

Republic of Korea 0.7%

Automobiles & Components 0.2%
Hyundai Motor Co.	2,500	178,061
Hyundai Motor Co., 2nd	4,100	309,489

		487,550

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	8,000	198,994

Materials 0.0%
LG Chem Ltd.	700	61,210

Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	1,840	1,458,063

		2,205,817

Total Preferred Stock
(Cost $32,364,495)		28,157,895

Other Investment Company 0.7% of net assets

United States 0.7%
iShares MSCI Emerging Markets Index Fund	55,000	2,380,950

Total Other Investment Company
(Cost $2,399,360)		2,380,950

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
Brown Brothers Harriman
South African Rand
3.90%, 05/01/13	326,233	36,355
Skandinaviska Enskilda Banken
US Dollar
0.03%, 05/01/13	1,065,828	1,065,828

		1,102,183

U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.09%, 06/20/13 (b)(c)	10,000	9,999
0.01%, 06/20/13 (b)(c)	100,000	99,998

		109,997

Total Short-Term Investments
(Cost $1,212,180)		1,212,180

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Wells Fargo Advantage Government Money Market Fund	284,700	284,700

Total Collateral Invested for Securities on Loan
(Cost $284,700)		284,700

End of Collateral Invested for Securities on Loan.

At 04/30/13, the tax basis cost of the fund’s investments was $326,654,343 and the unrealized appreciation and depreciation were $33,126,002 and ($35,661,253), respectively, with a net unrealized depreciation of ($2,535,251).

At 04/30/13, the values of certain foreign securities held by the fund aggregating $247,229,568 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg’d —	Registered

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

MSCI Emerging Markets, Mini, Long, expires 06/21/13	22	1,143,890	57,582

56 See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	There have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Code of ethics – not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: June 10, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: June 10, 2013

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date: June 7, 2013